United States
Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

Investment Company Act file number: 811-05075

Thrivent Mutual Funds
(Exact name of registrant as specified in charter)

901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Address of principal executive offices) (Zip code)

John D. Jackson, Secretary and Chief Legal Officer
Thrivent Mutual Funds
901 Marquette Avenue, Suite 2500
Minneapolis, Minnesota 55402-3211
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612) 844-7190
Date of fiscal year end: October 31
Date of reporting period:  April 30, 2024

Item 1. Report to Stockholders

(a)        A copy of the registrant’s report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “Act”), as amended, is provided.

(b)        A form of the notice transmitted to shareholders in reliance on Rule 30e-3 under the Act is provided.

Item 2. Code of Ethics

Not applicable to semiannual report

Item 3. Audit Committee Financial Expert

Not applicable to semiannual report

Item 4. Principal Accountant Fees and Services

Not applicable to semiannual report

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a)

Registrant’s Schedule of Investments is included in the report to shareholders filed under Item 1.

(b)

Not applicable to this filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to registrant’s board of trustees implemented after the registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures

(a)        Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)        There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable

Item 13. Exhibits

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a)(3)     Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(a)(4)     Change in the registrant’s independent public accountant: Not applicable

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See EX-99.906CERT attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: June 27, 2024

Thrivent Mutual Funds

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 27, 2024

By:   /s/ Michael W. Kremenak

        Michael W. Kremenak
                                                                                            President
(principal executive officer)

Date: June 27, 2024

By:   /s/ Sarah L. Bergstrom

                                                                                               Sarah L. Bergstrom
                                                                                            Treasurer and Principal Accounting Officer
                                                                                            (principal financial officer)
Thrivent Mutual Funds
Semiannual Report
Mutual Funds
April 30, 2024

Table of Contents
Letter from the President 2
Letter from the Chief Investment Officer 3
Portfolio Perspectives
Thrivent Aggressive Allocation Fund 4
Thrivent Balanced Income Plus Fund 5
Thrivent Global Stock Fund 6
Thrivent Government Bond Fund 7
Thrivent High Income Municipal Bond Fund 8
Thrivent High Yield Fund 9
Thrivent Income Fund 10
Thrivent International Allocation Fund 11
Thrivent Large Cap Growth Fund 12
Thrivent Large Cap Value Fund 13
Thrivent Limited Maturity Bond Fund 14
Thrivent Low Volatility Equity Fund 15
Thrivent Mid Cap Growth Fund 16
Thrivent Mid Cap Stock Fund 17
Thrivent Mid Cap Value Fund 18
Thrivent Moderate Allocation Fund 19
Thrivent Moderately Aggressive Allocation Fund 20
Thrivent Moderately Conservative Allocation Fund 21
Thrivent Money Market Fund 22
Thrivent Municipal Bond Fund 23
Thrivent Opportunity Income Plus Fund 24
Thrivent Small Cap Growth Fund 25
Thrivent Small Cap Stock Fund 26
Shareholder Expense Example 27
Schedule of Investments
Thrivent Aggressive Allocation Fund 31
Thrivent Balanced Income Plus Fund 45
Thrivent Global Stock Fund 79
Thrivent Government Bond Fund 93
Thrivent High Income Municipal Bond Fund 98
Thrivent High Yield Fund 107
Thrivent Income Fund 120
Thrivent International Allocation Fund 132
Thrivent Large Cap Growth Fund 146
Thrivent Large Cap Value Fund 149
Thrivent Limited Maturity Bond Fund 152
Thrivent Low Volatility Equity Fund 165
Thrivent Mid Cap Growth Fund 170
Thrivent Mid Cap Stock Fund 173
Thrivent Mid Cap Value Fund 176
Thrivent Moderate Allocation Fund 178
Thrivent Moderately Aggressive Allocation Fund 211
Thrivent Moderately Conservative Allocation Fund 243
Thrivent Money Market Fund 275
Thrivent Municipal Bond Fund 278
Thrivent Opportunity Income Plus Fund 294
Thrivent Small Cap Growth Fund 325
Thrivent Small Cap Stock Fund 328
Statement of Assets and Liabilities 332
Statement of Operations 338
Statement of Changes in Net Assets 344
Notes to Financial Statements 352
Financial Highlights 372
Additional Information 392

2
Dear Shareholder:

The primary themes that I discussed in my 2023 annual letter to shareholders have persisted in the minds of many investors in the first half of 2024: inflation, interest rates and geopolitical instability.
We at Thrivent Mutual Funds continuously analyze how these and other factors impact our mutual funds and how we can utilize our active management capabilities to strive to deliver strong risk-
adjusted returns to help our shareholders achieve their long-term investment goals.
I know that many investors are keeping a close eye on inflation because of the significant impact it has both on what they
spend on everyday items, as well as the impact it has on their investments. What hasn’t gotten as many headlines is that the economy has remained surprisingly resilient. As David discusses in his Chief Investment Officer letter that follows, Thrivent keeps a close eye on macroeconomic factors like inflation and economic growth to analyze how developments are likely to impact different asset classes. It is important for shareholders to understand that macroeconomic factors not only impact the absolute returns of the funds, but also the performance of each asset class relative to each other.
One significant lesson that has been reinforced by the market volatility of the past several years is the importance of maintaining a well-diversified portfolio to achieve long-term investment goals.
Thrivent Mutual Funds can help you with this in multiple different ways.
For those who want an investment that provides a well-diversified portfolio of securities in one fund, we offer our mixed-asset funds.
Based on your risk tolerance, you can select an asset allocation fund or income plus fund that provides exposure to stocks and bonds, to domestic and international securities and to companies of various sizes. The mixed-asset funds are actively managed and change allocations to various market segments over time based on macroeconomic conditions and outlooks. For those investors who want to build a diversified portfolio on their own or with the assistance of their financial professional, we offer a variety of equity and fixed income funds that provide exposure to a particular market segment. These single-strategy funds are actively managed with a focus on bottoms-up fundamental research of individual companies and specific market segments.
I am grateful for the trust you have put in Thrivent through your investment in one or more funds. If you ever have questions about how the funds can help you achieve your long-term investment goals, you might find it helpful to consult with your financial professional.
Michael Kremenak
President
Thrivent Mutual Funds

3
Dear Shareholder:

The economy is surprising everyone this year with its resiliency.
The predicted recession from 2023 didn’t happen and employment remains strong. It was a good first quarter for stocks and short-term
Treasuries, but we experienced a market correction in April, which has caused us to keeping our recommendation to remain invested in both stocks and bonds. We started the year off with sunshine and flowers, but the rainy weather of April is highlighting inflation‘s stubborn streak.
Economic Review
Inflation and interest rates are the top stories for 2024. We believe that inflation will slowly decline, even though it is staying above the U.S. Federal Reserve’s (Fed) target inflation rate of 2%. Higher prices on consumer goods still remain a concern, but earnings reports from Q1 were encouraging, highlighting the challenging market volatility we faced.
Comments from the Fed meeting in May created anticipation that interest rate cuts will be pushed back. While markets earlier this year were hoping to see a steadier decline in inflation, sentiment has now shifted toward our long-held view that the Fed would take a cautious approach to interest rate cuts for fear of inflaming inflation. With recent data confirming that inflation can remain sticky despite a slowing economy, we maintain our view that the Fed will be conservative, preferring to hold rates as high as it can for and as long as it can to ensure inflation doesn’t reignite.
The largest risk, in our view, is that inflation stubbornly refuses to decline to the Fed’s target level, delaying interest rate cuts.
Market Review
High interest rates are a concern for consumers, and the consumer is the key to the U.S. economy. The first quarter job reports were positive, showing that people have jobs, and when people have jobs, they have income, which increases the opportunity for people to spend money and support the economy. In addition, real wages turned positive about a year ago. This means consumer actual wage gains minus inflation were stronger on a month-over-month basis due to the decline in inflation. We find real wages drives consumer confidence. We do have some concern that spending
may slow down as there are signs consumers are going more into debt and drawing down savings.
Thanks to consumer spending, earnings were strong in first
quarter, and we believe earnings will remain supportive over the year. Equities started 2024  off very strong, with technology and technology-related stocks leading the market with the S&P
500® Index showing 10% growth by the end of first quarter. The
Magnificent Seven mega-cap technology companies in the Index dominated the headlines, but we have our eyes on the other 493 companies on the list. We believe that the economy achieving a soft landing this year will boost returns in those other companies.
The April correction in U.S. equities was broad-based. Utilities was the lone sector to rise in April, boosted by more attractive valuations in a generally more defensive sector of the economy.
On the fixed income side, the combination of steady interest rates without cuts and increasing supply of Treasuries have pushed
Treasury yields higher. With the yield curve currently inverted—that is, short-term rates higher than longer-term rates—our expectation is that short-term interest rates will eventually drop more quickly than longer rates, and we favor short-dated Treasuries and high-
quality investment grade corporate bonds in that scenario.
Our Outlook
Economic resiliency is paying off for consumers. The current higher interest rates put financial pressure on consumers, but consumers are earning much higher yields on savings, which increases their spending power, allowing them to better save for (and afford) large purchase items.
For businesses, productivity numbers are finally positive since the pandemic. Productivity measures the amount of work that is made at what price, so companies that can make more for less have higher productivity measures. The end of 2023 had a very high productivity number, and we have our eyes on how artificial intelligence (AI) will potentially boost productivity in the service area moving forward. If that happens, we are also watching how higher productivity will boost real wages and help boost the overall economy.
For equity markets, we are optimistic, but we regard the recent correction as healthy and have not changed our view that earnings will remain supportive through the rest of 2024. When interest rates eventually fall, the riskier segments of the market—such as small-cap stocks, companies with relatively lower quality and more value-oriented stocks—should see renewed interest, broadening the strength within equity indices.
We continue to see value in bonds despite the recent volatility.
Once the Fed lowers its monetary policy rates, we expect bond yields to fall across the curve. While we and the market maintain some concern about supply putting upward pressure on longer-
dated Treasury bonds, the Treasury department confirmed in April that it does not expect to increase bond issuance over the coming quarters. Thus, the rise in longer-dated bond yields could offer a compelling opportunity to lock in significant yields for the length of the bond.
As always, we thank you for the trust you have placed in our entire team of professionals at Thrivent.
David S. Royal
Chief Investment Officer
Thrivent Asset Management

Thrivent Aggressive Allocation Fund
David S. Royal, David R. Spangler, CFA, and Stephen D. Lowe, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Aggressive Allocation Fund involves risks including allocation, equity security, large cap, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, growth investing, investment adviser, issuer, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 47.8%
Short-Term Investments 13.8%
International 13.1%
Small Cap 12.9%
Mid Cap 7.3%
Investment Grade Debt 4.5%
Private Equity 0.5%
Multi-Cap 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 8.0%
Thrivent International Allocation Fund, Class S 6.3%
Thrivent Mid Cap Stock Fund, Class S 5.1%
Thrivent Large Cap Value Fund, Class S 4.8%
Thrivent Core International Equity Fund 3.0%
Thrivent Core Mid Cap Value Fund 2.7%
Thrivent Global Stock Fund, Class S 2.3%
Thrivent Small Cap Stock Fund, Class S 2.3%
Thrivent Core Emerging Markets Equity Fund 2.0%
Thrivent Core Small Cap Value Fund 1.1%
These securities represent 37.6% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned to an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Balanced Income Plus Fund
Stephen D. Lowe, CFA, David R. Spangler, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks long-term total return through a balance between income and the potential for long-term capital growth.
Investment in Thrivent Balanced Income Plus Fund involves risks including equity security, interest rate, credit, allocation, conflicts of interest, derivatives, emerging markets, foreign currency, foreign securities, high yield, investment adviser, issuer, large cap, liquidity, market, mortgage-backed and other asset-backed securities, other funds, prepayment, quantitative investing, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Long-Term Fixed Income 45.4%
Common Stock 31.2%
Registered Investment
Companies 12.8%
Short-Term Investments 9.9%
Preferred Stock 0.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core International Equity Fund 6.7%
Thrivent Core Emerging Markets Debt
Fund 5.0%
Federal National Mortgage Association
Conventional 15-Yr. Pass Through 1.3%
Microsoft Corporation 1.2%
NVIDIA Corporation 1.0%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through 1.0%
U.S. Treasury Bonds 0.9%
Amazon.com, Inc. 0.9%
Apple, Inc. 0.9%
U.S. Treasury Notes 0.8%
These securities represent 19.7% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Mortgage-Backed Securities 14.6%
U.S. Affiliated Registered
Investment Companies 11.7%
Financials 11.0%
Information Technology 8.5%
Consumer Discretionary 5.7%
U.S. Government & Agencies 5.1%
Collateralized Mortgage
Obligations 4.6%
Industrials 4.3%
Asset-Backed Securities 3.9%
Health Care 3.6%

Thrivent Global Stock Fund
Kurt J. Lauber, CFA, Noah J. Monsen, CFA, Lauri A. Brunner, and David R. Spangler, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Global Stock Fund involves risks including equity security, allocation, large cap, derivatives, emerging markets, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, mid cap, other funds, quantitative investing, and small cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 78.8%
Short-Term Investments 15.1%
Registered Investments
Companies 6.1%
Preferred Stock < 0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Equity
Fund 2.7%
Thrivent Core Small Cap Value Fund 2.0%
Microsoft Corporation 1.9%
NVIDIA Corporation 1.6%
Amazon.com, Inc. 1.6%
Alphabet, Inc., Class C 1.5%
Meta Platforms, Inc. 1.2%
Apple, Inc. 1.1%
SPDR S&P 500 ETF Trust 0.8%
J.P. Morgan Chase & Company 0.7%
These securities represent 15.1% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 14.3%
Financials 13.2%
Industrials 11.2%
Health Care 9.8%
Consumer Discretionary 8.4%
Communications Services 4.9%
Energy 4.8%
U.S. Affiliated Registered
Investment Companies 4.7%
Consumer Staples 4.5%
Materials 3.6%

Thrivent Government Bond Fund
Kent L. White, CFA, and Jon-Paul (JP) Gagne, Portfolio Co-Managers
The Fund seeks total return, consistent with preservation of capital. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Government Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, interest rate, derivatives, inflation-linked security, investment adviser, liquidity, market, portfolio turnover rate, redemption, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
14.1%
U.S. Treasury Notes
10.8%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
6.6%
U.S. Treasury Notes
6.5%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
5.6%
U.S. Treasury Bonds
3.9%
Federal Home Loan Bank
3.0%
Federal National Mortgage Association
Conventional 10-Yr. Pass Through
2.7%
Federal National Mortgage Association
Conventional 40-Yr. Pass Through
2.3%
Federal Home Loan Mortgage
Corporation - REMIC
2.2%
These securities represent 57.7% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
U.S. Government & Agencies 39.5%
Mortgage-Backed Securities 37.1%
Collateralized Mortgage
Obligations 11.1%
Asset-Backed Securities 9.7%
Commercial Mortgage-
Backed Securities 1.9%

Thrivent High Income Municipal Bond Fund
Johan A. Akesson, CFA, and Stephanie L. Woeppel, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes. The Fund’s investment objective may be changed without shareholder approval.
Investment in the Thrivent High Income Municipal Bond Fund involves risks including municipal bond, interest rate, high yield, credit, futures contract, investment adviser, liquidity, market, redemption, and tax risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
New York 9.6%
Florida 7.7%
Wisconsin 7.2%
Texas 6.6%
Colorado 5.6%
Arizona 5.1%
California 5.0%
Minnesota 4.6%
Illinois 3.2%
Pennsylvania 3.0%
Investments in securities in these States
represent 57.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Major Market Sectors
(% of Net Assets)
Education 29.1%
Health Care 17.7%
Transportation 16.4%
Industrial Development
Revenue 9.2%
Other Revenue 8.4%
Tax Revenue 7.6%
Housing Finance 4.0%
General Obligation 2.9%
Water & Sewer 2.0%
Electric Revenue 1.5%

Thrivent High Yield Fund
Paul J. Ocenasek, CFA, and Paul S. Tommerdahl, CFA, Portfolio Co-Managers
The Fund seeks high current income and, secondarily, growth of capital.
Investment in Thrivent High Yield Fund involves risks including high yield, interest rate, credit, convertible securities, derivatives, foreign securities, investment adviser, leveraged loan, liquidity, market, prepayment, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
iShares Broad USD High Yield Corporate
Bond ETF
1.7%
SPDR Bloomberg Short Term High Yield
Bond ETF
1.2%
H&E Equipment Services, Inc.
0.6%
Caesars Entertainment, Inc.
0.6%
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
0.6%
Tenet Healthcare Corporation
0.6%
1011778 B.C., ULC/New Red Finance,
Inc.
0.6%
Teva Pharmaceutical Finance
Netherlands III BV
0.5%
GFL Environmental, Inc.
0.5%
EQM Midstream Partners, LP
0.5%
These securities represent 7.4% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Consumer Cyclical 17.5%
Energy 12.8%
Communications Services 12.6%
Consumer Non-Cyclical 11.6%
Capital Goods 11.5%
Financials 10.4%
Technology 7.0%
Basic Materials 5.7%
Utilities 3.0%
U.S. Unaffiliated Registered
Investment Companies 2.9%

Thrivent Income Fund
Kent L. White, CFA, and Cortney L. Swensen, CFA, Portfolio Co-Managers
The Fund seeks high current income while preserving principal and, secondarily, long-term growth of capital in order to maintain investors’
purchasing power.
Investment in Thrivent Income Fund involves risks including interest rate, credit, high yield, derivatives, emerging markets, financial sector, foreign securities, government securities, investment adviser, issuer, liquidity, market, mortgage-backed and other asset-backed securities, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr. Pass
Through
1.6%
U.S. Treasury Notes
1.2%
U.S. Treasury Notes
0.8%
U.S. Treasury Bonds
0.8%
U.S. Treasury Notes
0.8%
U.S. Treasury Bonds
0.8%
U.S. Treasury Bonds
0.7%
UBS Group AG
0.7%
Sprint Capital Corporation
0.6%
Cheniere Energy Partners, LP
0.5%
These securities represent 8.5% of the total net
assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 34.8%
Consumer Non-Cyclical 10.1%
Utilities 8.0%
Consumer Cyclical 7.6%
Communications Services 6.9%
U.S. Government & Agencies 6.8%
Energy 6.2%
Capital Goods 6.0%
Technology 5.1%
Transportation 2.3%

Thrivent International Allocation Fund
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, Jing Wang, CFA, and Shu Guo, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent International Allocation Fund involves risks including allocation, equity security, foreign securities, derivatives, emerging markets, foreign currency, growth investing, investment adviser, issuer, large cap, market, mid cap, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 95.3%
Short-Term Investments 4.5%
Preferred Stock 0.2%
Total 100.0%
Top 10 Countries
(% of Net Assets)
Japan 18.5%
United Kingdom 11.4%
Canada 8.3%
Switzerland 7.5%
France 6.7%
Australia 5.8%
Germany 5.3%
Netherlands 4.9%
Italy 3.3%
Spain 3.1%
Investments in securities in these countries
represent 74.8% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 17.9%
Industrials 15.7%
Consumer Discretionary 11.5%
Information Technology 11.4%
Health Care 10.9%
Materials 7.4%
Consumer Staples 6.5%
Energy 5.8%
Communications Services 4.0%
Utilities 2.5%

Thrivent Large Cap Growth Fund
 Lauri A. Brunner and Jaimin Soni, Portfolio Co-Managers
The Fund seeks long-term capital appreciation.
Investment in Thrivent Large Cap Growth Fund involves risks including large cap, growth investing, equity security, foreign securities, investment adviser, issuer, market, non-diversified, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.0%
Short-Term Investments 2.0%
Registered Investments
Companies 1.0%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Microsoft Corporation 10.5%
Amazon.com, Inc. 8.5%
NVIDIA Corporation 8.5%
Alphabet, Inc., Class C 6.7%
Apple, Inc. 5.9%
Meta Platforms, Inc. 4.8%
Tesla, Inc. 2.2%
Advanced Micro Devices, Inc. 2.1%
Home Depot, Inc. 2.0%
ServiceNow, Inc. 2.0%
These securities represent 53.2% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 39.7%
Consumer Discretionary 14.9%
Communications Services 11.5%
Health Care 10.7%
Financials 7.9%
Industrials 6.1%
Consumer Staples 2.4%
Energy 2.2%
Materials 1.0%
U.S. Unaffiliated Registered
Investment Companies 1.0%

Thrivent Large Cap Value Fund
Kurt J. Lauber, CFA, and Thomas C. Lieu, CFA, Portfolio Co-Managers
The Fund seeks to achieve long-term growth of capital.
Investment in Thrivent Large Cap Value Fund involves risks including large cap, value investing, equity security, foreign securities, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.2%
Short-Term Investments 2.3%
Registered Investments
Companies 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Wells Fargo & Company 3.0%
J.P. Morgan Chase & Company 2.6%
Exxon Mobil Corporation 2.2%
Elevance Health, Inc. 2.2%
Merck & Company, Inc. 2.1%
QUALCOMM, Inc. 2.1%
Johnson & Johnson 2.0%
Verizon Communications, Inc. 2.0%
Philip Morris International, Inc. 2.0%
ConocoPhillips 1.9%
These securities represent 22.1% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 21.2%
Health Care 14.0%
Industrials 12.4%
Energy 10.3%
Consumer Staples 7.9%
Information Technology 7.8%
Communications Services 7.0%
Consumer Discretionary 5.6%
Utilities 4.9%
Materials 3.6%

Thrivent Limited Maturity Bond Fund
Cortney L. Swensen, CFA, and Jon-Paul (JP) Gagne, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with stability of principal.
Investment in Thrivent Limited Maturity Bond Fund involves risks including government securities, mortgage-backed and other asset-backed securities, collateralized debt obligations, credit, futures contract, high yield, interest rate, investment adviser, issuer, liquidity, market, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
U.S. Treasury Notes
5.2%
U.S. Treasury Notes
0.8%
Avant Credit Card Master Trust
0.8%
Genesis Sales Finance Master Trust
0.8%
U.S. Treasury Notes
0.8%
Ares XL CLO, Ltd.
0.7%
PPM CLO 2, Ltd.
0.5%
Wells Fargo & Company
0.5%
AMSR Trust
0.4%
Palmer Square Loan Funding, Ltd.
0.4%
These securities represent 10.9% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). If Moody’s and S&P
have assigned different ratings to a security, the lowest rating for the security is used. Ratings from S&P, when used, are converted into their equivalent
Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 33.0%
Asset-Backed Securities 16.7%
Collateralized Mortgage
Obligations 10.1%
U.S. Government & Agencies 6.8%
Consumer Non-Cyclical 5.6%
Consumer Cyclical 5.2%
Utilities 4.5%
Energy 4.2%
Capital Goods 2.9%
Communications Services 2.8%

Thrivent Low Volatility Equity Fund
Noah J. Monsen, CFA, Brian W. Bomgren, CQF, and Jing Wang, CFA, Portfolio Co-Managers
The Fund seeks long-term capital appreciation with lower volatility relative to the global equity markets. The Fund’s investment objective may be changed without shareholder approval.
Investment in Thrivent Low Volatility Equity Fund involves risks including equity security, large cap, quantitative investing, derivatives, foreign currency, foreign securities, futures contract, investment adviser, issuer, market, and mid cap risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.1%
Short-Term Investments 2.9%
Total 100.0%
Top 10 Countries
(% of Net Assets)
United States 60.5%
Japan 10.5%
Switzerland 6.5%
Canada 4.6%
Netherlands 2.8%
Italy 2.1%
Spain 1.9%
Hong Kong 1.5%
Singapore 1.3%
Denmark 0.9%
Investments in securities in these countries
represent 92.6% of the total net assets of the
Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Countries exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Countries are subject to change.
Major Market Sectors
(% of Net Assets)
Health Care 17.7%
Information Technology 14.8%
Financials 14.1%
Consumer Staples 12.6%
Industrials 10.6%
Communications Services 9.5%
Utilities 6.1%
Consumer Discretionary 5.9%
Materials 2.4%
Energy 1.6%

Thrivent Mid Cap Growth Fund
Siddharth Sinha, CFA, and Mark C. Militello, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Growth Fund involves risks including mid cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.8%
Short-Term Investments 1.5%
Registered Investments
Companies 0.7%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Howmet Aerospace, Inc. 2.5%
Amphenol Corporation 2.0%
Dexcom, Inc. 1.8%
Advanced Drainage Systems, Inc. 1.8%
Tyler Technologies, Inc. 1.8%
PTC, Inc. 1.8%
Chipotle Mexican Grill, Inc. 1.8%
Veeva Systems, Inc. 1.7%
Monolithic Power Systems, Inc. 1.7%
CoStar Group, Inc. 1.7%
These securities represent 18.6% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 27.5%
Industrials 18.9%
Health Care 17.8%
Consumer Discretionary 10.8%
Financials 8.4%
Consumer Staples 3.6%
Communications Services 3.2%
Real Estate 3.1%
Materials 2.3%
Energy 2.3%

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA, Vikram Kaura, and J.P. McKim, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Stock Fund involves risks including mid cap, equity security, market, investment adviser, and issuer risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 97.1%
Short-Term Investments 2.9%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
NVR, Inc. 4.0%
Steel Dynamics, Inc. 3.3%
United Rentals, Inc. 3.1%
Ball Corporation 3.0%
Trimble, Inc. 2.8%
Advanced Drainage Systems, Inc. 2.8%
Chesapeake Energy Corporation 2.5%
Arch Capital Group, Ltd. 2.5%
Howmet Aerospace, Inc. 2.4%
Kinsale Capital Group, Inc. 2.4%
These securities represent 28.8% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 21.1%
Financials 15.3%
Consumer Discretionary 13.4%
Information Technology 11.0%
Health Care 9.2%
Materials 7.4%
Energy 5.3%
Utilities 5.2%
Consumer Staples 4.6%
Real Estate 4.5%

Thrivent Mid Cap Value Fund
Graham Wong, CFA, and Nicholas E. Griffith, MD, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Mid Cap Value Fund involves risks including mid cap, value investing, equity security, investment adviser, issuer, and market risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.5%
Short-Term Investments 1.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Flowserve Corporation 2.4%
General Dynamics Corporation 2.3%
Carlyle Group, Inc. 2.2%
MKS Instruments, Inc. 2.0%
U.S. Bancorp 2.0%
MSC Industrial Direct Company, Inc. 2.0%
Allstate Corporation 1.9%
Lear Corporation 1.9%
Coterra Energy, Inc. 1.9%
Celanese Corporation 1.9%
These securities represent 20.5% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Financials 19.1%
Industrials 17.5%
Consumer Discretionary 10.3%
Energy 8.7%
Health Care 8.7%
Information Technology 7.5%
Materials 7.2%
Consumer Staples 5.8%
Real Estate 5.6%
Utilities 5.3%

Thrivent Moderate Allocation Fund
Stephen D. Lowe, CFA, David S. Royal, and David R. Spangler, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderate Allocation Fund involves risks including allocation, equity security, interest rate, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, high yield, investment adviser, issuer, large cap, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 43.0%
Investment Grade Debt 26.7%
Short-Term Investments 13.5%
Small Cap 4.9%
International 4.1%
Mid Cap 3.2%
High Yield 2.6%
Emerging Markets Debt 1.5%
Private Equity 0.4%
Multi-Cap 0.1%
Floating Rate Debt <0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 9.8%
Thrivent Large Cap Value Fund, Class S 9.3%
Thrivent Mid Cap Stock Fund, Class S 5.1%
Thrivent International Allocation Fund, Class S 3.9%
Thrivent Income Fund, Class S 3.5%
Thrivent Global Stock Fund, Class S 2.3%
Thrivent Limited Maturity Bond Fund, Class S 2.0%
Thrivent Core Emerging Markets Debt Fund 1.7%
Thrivent Core Small Cap Value Fund 1.5%
Thrivent Small Cap Stock Fund, Class S 1.3%
These securities represent 40.4% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderately Aggressive Allocation Fund
Stephen D. Lowe, CFA, David S. Royal, and David R. Spangler, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Moderately Aggressive Allocation Fund involves risks including allocation, equity security, large cap, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, growth investing, interest rate, investment adviser, issuer, market, mid cap, other funds, quantitative investing, small cap, and value investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Large Cap 45.3%
Short-Term Investments 14.6%
Investment Grade Debt 14.1%
International 11.5%
Small Cap 7.6%
Mid Cap 4.5%
High Yield 1.2%
Emerging Markets Debt 0.7%
Private Equity 0.4%
Multi-Cap 0.1%
Floating Rate Debt <0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Growth Fund, Class S 10.0%
Thrivent Large Cap Value Fund, Class S 8.8%
Thrivent International Allocation Fund, Class S 6.3%
Thrivent Mid Cap Stock Fund, Class S 6.3%
Thrivent Global Stock Fund, Class S 4.7%
Thrivent Core International Equity Fund 2.6%
Thrivent Small Cap Stock Fund, Class S 1.7%
Thrivent Income Fund, Class S 1.6%
Thrivent Core Emerging Markets Equity Fund 1.6%
Thrivent Core Small Cap Value Fund 1.5%
These securities represent 45.1% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Moderately Conservative Allocation Fund
Stephen D. Lowe, CFA, David S. Royal, and David R. Spangler, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth while providing reasonable stability of principal.
Investment in Thrivent Moderately Conservative Allocation Fund involves risks including allocation, interest rate, equity security, conflicts of interest, credit, derivatives, emerging markets, foreign currency, foreign securities, government securities, high yield, investment adviser, issuer, large cap, leveraged loan, market, mid cap, mortgage-backed and other asset-backed securities, other funds, prepayment, and quantitative investing risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Investment Grade Debt 45.5%
Large Cap 25.0%
Short-Term Investments 11.1%
International 5.5%
High Yield 4.7%
Small Cap 3.4%
Emerging Markets Debt 2.7%
Mid Cap 1.7%
Private Equity 0.4%
Multi-Cap <0.1%
Floating Rate Debt <0.1%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
Thrivent Large Cap Value Fund, Class S 9.6%
Thrivent Income Fund, Class S 6.5%
Thrivent Large Cap Growth Fund, Class S 5.7%
Thrivent Limited Maturity Bond Fund, Class S 3.8%
Thrivent Core Emerging Markets Debt Fund 3.2%
Thrivent Mid Cap Stock Fund, Class S 2.7%
Thrivent International Allocation Fund, Class S 2.2%
Thrivent High Yield Fund, Class S 2.2%
U.S. Treasury Notes 1.8%
Thrivent Core International Equity Fund 1.4%
These securities represent 39.1% of the total net
assets of the Fund.
Portfolio Composition illustrates market exposure of all asset classes, including long and short derivatives. Portfolio composition does not look-through other mutual funds held to their underlying assets, but rather each fund is assigned an asset class.
Portfolio Composition excludes collateral held for securities loaned.
Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition and Top 10 Holdings are subject to change.

Thrivent Money Market Fund
William D. Stouten, Portfolio Manager
The Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share.
Investment in Thrivent Money Market Fund involves risks including money market fund, government securities, interest rate, credit, investment adviser, market, and repurchase agreement risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
The Fund invests at least 99.5% of its total assets in government securities, cash, and repurchase agreements collateralized fully by government securities or cash.
Portfolio Composition
(% of Portfolio)
U.S. Government Agency Debt 54.5%
U.S. Treasury Debt 40.1%
U.S. Treasury Repurchase
Agreement, if collateralized
only by U.S. Treasuries
(including Strips) and cash 5.4%
Investment Company < 0.1%
Total 100.0%
An investment in the Thrivent Money Market Fund is not insured or guaranteed by the FDIC or any other government agency.
Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Quoted Portfolio Composition is subject to change.

Thrivent Municipal Bond Fund
Johan A. Akesson, CFA, and Stephanie L. Woeppel, Portfolio Co-Managers
The Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation.
Investment in Thrivent Municipal Bond Fund involves risks including municipal bond, interest rate, tax, credit, futures contract, high yield, investment adviser, liquidity, market, and redemption risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 States
(% of Net Assets)
Texas 12.3%
New York 7.9%
California 6.3%
Illinois 5.2%
Florida 5.1%
Colorado 4.3%
Minnesota 4.1%
Pennsylvania 4.0%
Ohio 3.9%
Michigan 3.5%
Investments in securities in these States
represent 56.6% of the total net assets of the
Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Services (“S&P”) and Fitch Solutions, Inc.
(“Fitch”). If Moody’s, S&P and/or Fitch have assigned different ratings to a security, the highest rating for the security is used. Ratings from S&P or Fitch, when used, are converted into their equivalent Moody’s ratings. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 States exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 States are
subject to change.
Major Market Sectors
(% of Net Assets)
Transportation 24.9%
Health Care 21.4%
Education 18.7%
Water & Sewer 7.3%
General Obligation 7.2%
Tax Revenue 5.1%
Other Revenue 4.8%
Electric Revenue 3.4%
Industrial Development
Revenue 2.6%
Housing Finance 2.0%

Thrivent Opportunity Income Plus Fund
Kent L. White, CFA, Stephen D. Lowe, CFA, and Theron G. Whitehorn, CFA, Portfolio Co-Managers
The Fund seeks a high level of current income consistent with capital preservation.
Investment in Thrivent Opportunity Income Plus Fund involves risks including interest rate, credit, mortgage-backed and other asset-backed securities, allocation, conflicts of interest, derivatives, emerging markets, foreign securities, high yield, investment adviser, issuer, liquidity, market, other funds, prepayment, and sovereign debt risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Top 10 Holdings
(% of Net Assets)
Thrivent Core Emerging Markets Debt
Fund
9.0%
U.S. Treasury Notes
1.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
1.2%
SPDR Bloomberg High Yield Bond ETF
1.1%
iShares Broad USD High Yield Corporate
Bond ETF
1.1%
Vanguard Intermediate-Term Corporate
Bond ETF
0.7%
U.S. Treasury Bonds
0.7%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.6%
Federal National Mortgage Association
Conventional 30-Yr. Pass Through
0.6%
These securities represent 17.2% of the total
net assets of the Fund.
Bond quality ratings are obtained from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Services (“S&P”). Ratings from S&P, when used, are converted into their equivalent Moody’s ratings. If Moody’s and S&P have assigned different ratings to a security, the lowest rating for the security is used. Not rated may include cash. Investments in derivatives and short-term investments are not reflected in the table.
Major Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned. Bond Quality Ratings
Distributions exclude collateral held for securities loaned. Quoted Bond Quality Ratings Distributions, Major Market Sectors and Top 10 Holdings are
subject to change.
Major Market Sectors
(% of Net Assets)
Financials 13.6%
Mortgage-Backed Securities 12.4%
Asset-Backed Securities 9.8%
Collateralized Mortgage
Obligations 9.2%
U.S. Affiliated Registered
Investment Companies 9.0%
Consumer Cyclical 5.7%
Consumer Non-Cyclical 4.8%
Energy 4.5%
U.S. Unaffiliated Registered
Investment Companies 4.4%
U.S. Government & Agencies 4.3%

Thrivent Small Cap Growth Fund
Michael P. Hubbard and Patrick D. Farley, CFA, Portfolio Co-Managers
The Fund seeks long-term capital growth. The Fund's investment objective may be changed without shareholder approval.
Investment in Thrivent Small Cap Growth Fund involves risks including small cap, growth investing, equity security, investment adviser, issuer, market, and technology-oriented companies risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 99.8%
Short-Term Investments 0.2%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
e.l.f. Beauty, Inc. 2.1%
Boot Barn Holdings, Inc. 1.9%
Houlihan Lokey, Inc. 1.9%
Varonis Systems, Inc. 1.9%
Guidewire Software, Inc. 1.8%
Texas Roadhouse, Inc. 1.7%
ExlService Holdings, Inc. 1.7%
Hamilton Lane, Inc. 1.7%
Onto Innovation, Inc. 1.7%
Descartes Systems Group, Inc. 1.6%
These securities represent 18.0% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Information Technology 26.2%
Industrials 19.4%
Health Care 16.3%
Consumer Discretionary 10.7%
Financials 8.4%
Consumer Staples 5.9%
Materials 3.1%
Real Estate 2.9%
Communications Services 2.7%
Energy 2.6%

Thrivent Small Cap Stock Fund
Matthew D. Finn, CFA, James M. Tinucci, CFA, and Katelyn R. Young, CPA, Portfolio Co-Managers
The Fund seeks long-term capital growth.
Investment in Thrivent Small Cap Stock Fund involves risks including small cap, equity security, market, investment adviser, and issuer risks. A detailed description of each risk can be found in the significant risks section of the accompanying notes to financial statements.
Portfolio Composition
(% of Portfolio)
Common Stock 98.6%
Registered Investment
Companies 0.9%
Short-Term Investments 0.5%
Total 100.0%
Top 10 Holdings
(% of Net Assets)
TTM Technologies, Inc. 2.3%
Ally Financial, Inc. 2.2%
Badger Infrastructure Solutions, Ltd. 2.1%
Air Lease Corporation 2.1%
RLI Corporation 1.9%
SharkNinja, Inc. 1.8%
Houlihan Lokey, Inc. 1.7%
Tennant Company 1.7%
National Storage Affiliates Trust 1.6%
Option Care Health, Inc. 1.6%
These securities represent 19.0% of the total
net assets of the Fund.
Portfolio Composition excludes derivatives and collateral held for securities loaned.
Market Sectors and Top 10 Holdings exclude short-term investments, derivatives, and collateral held for securities loaned.
Quoted Portfolio Composition, Major Market Sectors, and Top 10 Holdings are subject to change.
Major Market Sectors
(% of Net Assets)
Industrials 20.7%
Information Technology 16.5%
Financials 15.3%
Consumer Discretionary 11.1%
Health Care 8.1%
Materials 7.4%
Consumer Staples 6.4%
Real Estate 5.2%
Energy 3.8%
Utilities 2.3%

Shareholder Expense Example
(unaudited)
As a shareholder of a Fund, you incur, depending on the Fund and share class, two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This
Example is intended to help you understand your ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2023 through April 30, 2024.
Actual Expenses
In the table below, the first section, labeled “Actual,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number from the appropriate Class line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid. A small account fee of
$12 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Hypothetical Example for Comparison Purposes
In the table below, the second section, labeled “Hypothetical,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this
5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A semiannual account maintenance fee of $10 may be charged to Class A shareholder accounts if the value falls to an amount of $2,000 or less, in the case of a non-qualified account, and $1,000 or less, in the case of a qualified account. This fee is not included in the table below. If it were and you were assessed such a fee, the expenses you paid during the period would have been higher and the ending account value would have been lower.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning Account
Value 11/1/2023
Ending Account
Value 4/30/2024
Expenses Paid
during Period
11/1/2023 - 4/30/2024
*
Annualized Expense
Ratio
Thrivent Aggressive Allocation Fund
Actual
Class A $1,000 $1,185 $5.06 0.93%
Class S $1,000 $1,186 $4.13 0.76%
Hypothetical
**
Class A $1,000 $1,020 $4.68 0.93%
Class S $1,000 $1,021 $3.82 0.76%
Thrivent Balanced Income Plus Fund
Actual
Class A $1,000 $1,109 $5.12 0.98%
Class S $1,000 $1,110 $3.97 0.76%
Hypothetical
**
Class A $1,000 $1,020 $4.91 0.98%
Class S $1,000 $1,021 $3.80 0.76%
Thrivent Global Stock Fund
Actual
Class A $1,000 $1,191 $5.25 0.96%
Class S $1,000 $1,192 $3.52 0.64%
Hypothetical
**
Class A $1,000 $1,020 $4.84 0.96%
Class S $1,000 $1,022 $3.24 0.64%

Beginning Account
Value 11/1/2023
Ending Account
Value 4/30/2024
Expenses Paid
during Period
11/1/2023 - 4/30/2024
*
Annualized Expense
Ratio
Thrivent Government Bond Fund
Actual
Class A $1,000 $1,045 $3.90 0.77%
Class S $1,000 $1,048 $2.65 0.52%
Hypothetical
**
Class A $1,000 $1,021 $3.85 0.77%
Class S $1,000 $1,022 $2.61 0.52%
Thrivent High Income Municipal Bond Fund
Actual
Class S $1,000 $1,114 $3.15 0.60%
Hypothetical
**
Class S $1,000 $1,022 $3.02 0.60%
Thrivent High Yield Fund
Actual
Class A $1,000 $1,074 $4.17 0.81%
Class S $1,000 $1,076 $2.79 0.54%
Hypothetical
**
Class A $1,000 $1,021 $4.07 0.81%
Class S $1,000 $1,022 $2.72 0.54%
Thrivent Income Fund
Actual
Class A $1,000 $1,074 $3.96 0.77%
Class S $1,000 $1,075 $2.45 0.47%
Hypothetical
**
Class A $1,000 $1,021 $3.86 0.77%
Class S $1,000 $1,023 $2.39 0.47%
Thrivent International Allocation Fund
Actual
Class A $1,000 $1,158 $6.28 1.17%
Class S $1,000 $1,161 $4.33 0.81%
Hypothetical
**
Class A $1,000 $1,019 $5.87 1.17%
Class S $1,000 $1,021 $4.05 0.81%
Thrivent Large Cap Growth Fund
Actual
Class A $1,000 $1,244 $5.70 1.02%
Class S $1,000 $1,245 $4.17 0.75%
Hypothetical
**
Class A $1,000 $1,020 $5.14 1.02%
Class S $1,000 $1,021 $3.75 0.75%
Thrivent Large Cap Value Fund
Actual
Class A $1,000 $1,187 $4.59 0.85%
Class S $1,000 $1,188 $3.03 0.56%
Hypothetical
**
Class A $1,000 $1,021 $4.25 0.85%
Class S $1,000 $1,022 $2.80 0.56%
Thrivent Limited Maturity Bond Fund
Actual
Class A $1,000 $1,039 $2.97 0.59%
Class S $1,000 $1,040 $2.19 0.43%
Hypothetical
**
Class A $1,000 $1,022 $2.95 0.59%
Class S $1,000 $1,023 $2.17 0.43%

Beginning Account
Value 11/1/2023
Ending Account
Value 4/30/2024
Expenses Paid
during Period
11/1/2023 - 4/30/2024
*
Annualized Expense
Ratio
Thrivent Low Volatility Equity Fund
Actual
Class S $1,000 $1,101 $4.96 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.77 0.95%
Thrivent Mid Cap Growth Fund
Actual
Class S $1,000 $1,196 $4.91 0.90%
Hypothetical
**
Class S $1,000 $1,020 $4.52 0.90%
Thrivent Mid Cap Stock Fund
Actual
Class A $1,000 $1,218 $5.33 0.97%
Class S $1,000 $1,219 $4.07 0.74%
Hypothetical
**
Class A $1,000 $1,020 $4.85 0.97%
Class S $1,000 $1,021 $3.71 0.74%
Thrivent Mid Cap Value Fund
Actual
Class S $1,000 $1,170 $4.86 0.90%
Hypothetical
**
Class S $1,000 $1,020 $4.52 0.90%
Thrivent Moderate Allocation Fund
Actual
Class A $1,000 $1,145 $4.12 0.77%
Class S $1,000 $1,146 $2.90 0.54%
Hypothetical
**
Class A $1,000 $1,021 $3.89 0.77%
Class S $1,000 $1,022 $2.73 0.54%
Thrivent Moderately Aggressive Allocation Fund
Actual
Class A $1,000 $1,164 $4.25 0.79%
Class S $1,000 $1,165 $3.14 0.58%
Hypothetical
**
Class A $1,000 $1,021 $3.97 0.79%
Class S $1,000 $1,022 $2.93 0.58%
Thrivent Moderately Conservative Allocation Fund
Actual
Class A $1,000 $1,110 $4.28 0.82%
Class S $1,000 $1,112 $3.01 0.57%
Hypothetical
**
Class A $1,000 $1,021 $4.10 0.82%
Class S $1,000 $1,022 $2.88 0.57%
Thrivent Money Market Fund
Actual
Class A $1,000 $1,026 $1.72 0.34%
Class S $1,000 $1,026 $1.72 0.34%
Hypothetical
**
Class A $1,000 $1,023 $1.72 0.34%
Class S $1,000 $1,023 $1.72 0.34%

Beginning Account
Value 11/1/2023
Ending Account
Value 4/30/2024
Expenses Paid
during Period
11/1/2023 - 4/30/2024
*
Annualized Expense
Ratio
Thrivent Municipal Bond Fund
Actual
Class A $1,000 $1,097 $3.98 0.76%
Class S $1,000 $1,098 $2.66 0.51%
Hypothetical
**
Class A $1,000 $1,021 $3.83 0.76%
Class S $1,000 $1,022 $2.56 0.51%
Thrivent Opportunity Income Plus Fund
Actual
Class A $1,000 $1,065 $4.59 0.89%
Class S $1,000 $1,066 $3.26 0.63%
Hypothetical
**
Class A $1,000 $1,020 $4.49 0.89%
Class S $1,000 $1,022 $3.19 0.63%
Thrivent Small Cap Growth Fund
Actual
Class S $1,000 $1,221 $5.25 0.95%
Hypothetical
**
Class S $1,000 $1,020 $4.77 0.95%
Thrivent Small Cap Stock Fund
Actual
Class A $1,000 $1,211 $5.65 1.03%
Class S $1,000 $1,212 $4.37 0.80%
Hypothetical
**
Class A $1,000 $1,020 $5.16 1.03%
Class S $1,000 $1,021 $4.00 0.80%
* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by
182/366 to reflect the one-half year period.
** Assuming 5% annualized total return before expenses.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 42.3% ) Value
Communications Services (2.4%)
20,580 Alphabet, Inc., Class A
a
$ 3,350,012
98,542 Alphabet, Inc., Class C
a
16,223,955
16,395 Altice USA, Inc.
a
31,642
5,616 AMC Networks, Inc.
a
59,642
2,052 Bandwidth, Inc.
a
37,346
103,766 Cargurus, Inc.
a
2,330,584
15,488 Cogent Communications Holdings 994,020
89,248 Comcast Corporation 3,401,241
4,124 E.W. Scripps Company
a
15,506
16,292 Electronic Arts, Inc. 2,066,151
6,407 Emerald Holding, Inc.
a
36,840
2,171 Entravision Communications
Corporation
b
4,537
11,853 iHeartMedia, Inc.
a
24,891
3,629 Imax Corporation
a
58,100
32,454 Integral Ad Science Holding
Corporation
a
311,234
4,249 Interpublic Group of Companies,
Inc. 129,340
4,225 Iridium Communications, Inc. 130,088
3,740 Liberty Global, Ltd., Class A
a
59,447
6,359 Liberty Latin America, Ltd., Class
A
a
48,010
1,145 Liberty Media Corporation-Liberty
Live Group
a
42,731
961 Live Nation Entertainment, Inc.
a
85,443
47,677 Lumen Technologies, Inc.
a,b
56,736
2,027 Match Group, Inc.
a
62,472
35,327 Meta Platforms, Inc. 15,196,616
2,531 Netflix, Inc.
a
1,393,670
782 Omnicom Group, Inc. 72,601
39,945 Pinterest, Inc.
a
1,336,160
119,961 QuinStreet, Inc.
a
2,170,095
4,463 Roku, Inc.
a
257,337
2,119 Sinclair, Inc. 26,064
1,880 TechTarget, Inc.
a
51,700
6,012 Telephone and Data Systems, Inc. 94,088
21,570 Trade Desk, Inc.
a
1,787,075
129,344 Verizon Communications, Inc. 5,107,795
146,003 Warner Brothers Discovery, Inc.
a
1,074,582
Total 58,127,751
Consumer Discretionary (4.4%)
114 Adient plc
a
3,405
112,018 Amazon.com, Inc.
a
19,603,150
837 American Axle & Manufacturing
Holdings, Inc.
a
6,144
11,389 American Eagle Outfitters, Inc. 276,297
28,442 Aptiv plc
a
2,019,382
4,906 Autoliv, Inc. 587,690
599 Beazer Homes USA, Inc.
a
16,790
1,668 Best Buy Company, Inc. 122,832
585 Booking Holdings, Inc. 2,019,438
25,646 Boot Barn Holdings, Inc.
a
2,730,530
13,545 Brunswick Corporation 1,092,269
2,286 Buckle, Inc. 85,474
398 Carvana Company
a
33,002
26 Cavco Industries, Inc.
a
9,470
1,030 Chipotle Mexican Grill, Inc.
a
3,254,388
39,594 Columbia Sportswear Company 3,152,870
112 Container Store Group, Inc.
a
94
65,463 Cooper-Standard Holdings, Inc.
a
1,010,094
728 Coursera, Inc.
a
7,440
11,136 Crocs, Inc.
a
1,384,984
792 Culp, Inc.
a
3,612
Shares Common Stock (42.3%) Value
Consumer Discretionary (4.4%) - continued
9,987 D.R. Horton, Inc. $ 1,423,048
11,642 Dana, Inc. 144,710
534 Darden Restaurants, Inc. 81,921
1,269 Deckers Outdoor Corporation
a
1,038,638
1,299 DoorDash, Inc.
a
167,909
48 Dorman Products, Inc.
a
4,198
37,415 eBay, Inc. 1,928,369
491 El Pollo Loco Holdings, Inc.
a
4,183
1,505 Etsy, Inc.
a
103,348
8,069 Everi Holdings, Inc.
a
65,924
13,442 Expedia Group, Inc.
a
1,809,696
6,500 Five Below, Inc.
a
951,210
145 Fox Factory Holding Corporation
a
5,643
12,507 Gap, Inc. 256,644
9,922 Garmin, Ltd. 1,433,431
20,152 Gentex Corporation 691,214
3,172 Genuine Parts Company 498,670
4,332 Goodyear Tire & Rubber
Company
a
51,811
58 Graham Holdings Company 40,679
13,252 Grand Canyon Education, Inc.
a
1,723,025
2,027 Green Brick Partners, Inc.
a
109,722
16,988 Hanesbrands, Inc.
a
77,465
800 Harley-Davidson, Inc. 27,512
15,550 Hilton Worldwide Holdings, Inc. 3,067,704
14,629 Home Depot, Inc. 4,889,304
4,071 Kohl's Corporation 97,460
11,434 Laureate Education, Inc. 165,793
2,252 Lear Corporation 283,459
2,191 Leggett & Platt, Inc. 39,591
1,360 Lennar Corporation 206,203
1,467 Light & Wonder, Inc.
a
130,944
10,329 LKQ Corporation 445,490
13,410 Lowe's Companies, Inc. 3,057,346
5,899 Lululemon Athletica, Inc.
a
2,127,179
286 M/I Homes, Inc.
a
33,239
8,383 McDonald's Corporation 2,288,894
10,218 Meritage Homes Corporation 1,693,531
99,196 Mobileye Global, Inc.
a
2,732,850
16,304 Modine Manufacturing Company
a
1,510,240
2,464 Mohawk Industries, Inc.
a
284,149
3,843 Nordstrom, Inc. 73,055
663 NVR, Inc.
a
4,931,958
1,869 O'Reilly Automotive, Inc.
a
1,893,783
1,727 Polaris, Inc. 147,071
3,836 Pool Corporation 1,390,665
30,981 Qurate Retail, Inc.
a
25,451
1,226 Ralph Lauren Corporation 200,623
3,931 Ross Stores, Inc. 509,261
50,687 Savers Value Village, Inc.
a
837,349
287 Shake Shack, Inc.
a
30,379
51,126 SharkNinja, Inc. 3,286,379
62,317 Skyline Champion Corporation
a
4,673,152
22,158 Sony Group Corporation ADR 1,829,586
14,471 Starbucks Corporation 1,280,539
115,579 Stoneridge, Inc.
a
1,731,373
23,272 Tesla, Inc.
a
4,265,292
18,863 Texas Roadhouse, Inc. 3,032,793
160,961 ThredUp, Inc.
a
257,538
276 TopBuild Corporation
a
111,689
7,199 Travel + Leisure Company 313,444
10 Ulta Beauty, Inc.
a
4,048
1,102 United Parks & Resorts, Inc.
a
56,004
2,962 Upbound Group, Inc. 91,852
6,003 Urban Outfitters, Inc.
a
233,877

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Consumer Discretionary (4.4%) - continued
57 Visteon Corporation
a
$ 6,306
7,271 Wendy's Company 145,347
1,245 Wingstop, Inc. 479,064
26,757 Wyndham Hotels & Resorts, Inc. 1,966,907
57,644 Yum China Holding, Inc. 2,104,582
Total 109,021,068
Consumer Staples (2.1%)
31,973 Altria Group, Inc. 1,400,737
618 Archer-Daniels-Midland Company 36,252
2,790 BellRing Brands, Inc.
a
153,924
55,562 BJ's Wholesale Club Holdings,
Inc.
a
4,149,370
7,721 Casey's General Stores, Inc. 2,467,477
38,085 Celsius Holdings, Inc.
a
2,714,318
9,468 Coca-Cola Company 584,838
641 Costco Wholesale Corporation 463,379
175,499 Coty, Inc.
a
2,007,709
1,058 Darling Ingredients, Inc.
a
44,827
806 Dollar Tree, Inc.
a
95,310
12,922 e.l.f. Beauty, Inc.
a
2,100,213
1,673 Flowers Foods, Inc. 41,725
10,868 J & J Snack Foods Corporation 1,492,068
17,172 John B. Sanfilippo & Son, Inc. 1,712,048
108,409 Kenvue, Inc. 2,040,257
4,976 Kroger Company 275,571
27,142 Lamb Weston Holdings, Inc. 2,262,014
20,984 Lancaster Colony Corporation 4,003,957
212 McCormick & Company, Inc. 16,125
1,039 PepsiCo, Inc. 182,771
47,959 Philip Morris International, Inc. 4,553,227
47,230 Pilgrim's Pride Corporation
a
1,701,225
332 PriceSmart, Inc. 26,756
11,761 Procter & Gamble Company 1,919,395
48,128 Sysco Corporation 3,576,873
35,419 Turning Point Brands, Inc. 1,021,484
30,488 Tyson Foods, Inc. 1,849,097
2,209 US Foods Holding Corporation
a
111,002
132,631 Walmart, Inc. 7,871,650
Total 50,875,599
Energy (2.1%)
16,509 Archrock, Inc. 316,808
20,213 Baker Hughes Company 659,348
743 Cactus, Inc. 36,883
1,419 California Resources Corporation 75,008
37,260 Chesapeake Energy Corporation 3,348,929
2,045 Chevron Corporation 329,797
35,173 ConocoPhillips 4,418,432
5,845 Delek US Holdings, Inc. 159,744
86,302 Devon Energy Corporation 4,416,936
113,681 Enterprise Products Partners, LP 3,192,163
14,953 EOG Resources, Inc. 1,975,740
5,935 Expro Group Holdings NV
a
111,341
51,658 Exxon Mobil Corporation 6,109,592
3,493 Gulfport Energy Corporation
a
554,374
101,565 Halliburton Company 3,805,641
548 International Seaways, Inc. 30,299
2,297 Kodiak Gas Services, Inc. 62,432
9,254 Liberty Energy, Inc. 203,588
3,341 Marathon Oil Corporation 89,706
12,128 Marathon Petroleum Corporation 2,203,900
45,027 Matador Resources Company 2,805,182
4,279 Murphy Oil Corporation 191,015
Shares Common Stock (42.3%) Value
Energy (2.1%) - continued
3,169 Noble Corporation plc $ 140,640
135,666 NOV, Inc. 2,508,464
8,610 Ovintiv, Inc. 441,865
6,518 Par Pacific Holdings, Inc.
a
200,754
6,706 Phillips 66 960,366
15,118 Pioneer Natural Resources
Company 4,071,580
20,334 ProPetro Holding Corporation
a
177,312
10,001 Schlumberger NV 474,847
22,471 Shell plc ADR 1,610,272
7,281 SM Energy Company 353,056
148,983 TechnipFMC plc 3,816,944
6,958 TETRA Technologies, Inc.
a
29,850
4,093 Viper Energy, Inc. 156,189
34,186 Williams Companies, Inc. 1,311,375
Total 51,350,372
Financials (6.4%)
1,758 1st Source Corporation 87,197
12,944 Allstate Corporation 2,201,257
108,497 Ally Financial, Inc. 4,160,860
2,383 Amalgamated Financial
Corporation 58,479
6,809 American Express Company 1,593,510
47,101 American International Group, Inc. 3,547,176
7,949 Ameriprise Financial, Inc. 3,273,319
495 Ameris Bancorp 23,503
7,235 Annaly Capital Management, Inc. 135,584
70 Apollo Global Management, Inc. 7,587
22,717 Arch Capital Group, Ltd.
a
2,124,948
5,404 Arthur J. Gallagher & Company 1,268,265
3,643 Artisan Partners Asset
Management, Inc. 149,108
1,257 Associated Banc-Corp 26,485
1,658 Assurant, Inc. 289,155
1,337 Assured Guaranty, Ltd. 102,548
649 Atlantic Union Bankshares
Corporation 20,619
512 Axis Capital Holdings, Ltd. 31,401
348 Axos Financial, Inc.
a
17,612
1,085 Bancorp, Inc.
a
32,485
139,501 Bank of America Corporation 5,162,932
104 Bank of Hawaii Corporation 5,896
2,629 Bank of Marin Bancorp 37,752
30,333 Bank of N.T. Butterfield & Son, Ltd. 1,031,322
69,583 Bank of New York Mellon
Corporation 3,930,744
1,395 Bank OZK 62,287
1,431 BankFinancial Corporation 13,838
220 BankUnited, Inc. 5,881
2,796 Banner Corporation 121,989
403 Bar Harbor Bankshares 10,107
459 BayCom Corporation 9,079
2,680 BCB Bancorp, Inc. 25,246
7,231 Berkshire Hathaway, Inc.
a
2,868,755
7,922 Berkshire Hills Bancorp, Inc. 168,897
1,149 BlackRock, Inc. 867,081
3,538 Block, Inc.
a
258,274
23,079 Blue Owl Capital, Inc. 435,962
170 BOK Financial Corporation 15,084
71,000 Bridgewater Bancshares, Inc.
a
772,480
2,699 Brighthouse Financial, Inc.
a
130,227
2,954 BrightSpire Capital, Inc. 18,581
17,840 Brookline Bancorp, Inc. 148,072
10,429 Brown & Brown, Inc. 850,381

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.4%) - continued
2,405 Business First Bancshares, Inc. $ 48,557
4,249 Byline Bancorp, Inc. 92,076
2,580 Cadence Bank 71,389
467 Camden National Corporation 14,580
167 Capital City Bank Group, Inc. 4,429
15,046 Capital One Financial Corporation 2,158,048
6,546 Capitol Federal Financial, Inc. 31,224
44,364 Carlyle Group, Inc. 1,987,507
5,025 Cathay General Bancorp 173,061
5,557 Cboe Global Markets, Inc. 1,006,651
11,530 Central Pacific Financial
Corporation 229,908
54,180 Charles Schwab Corporation 4,006,611
17,553 Chubb, Ltd. 4,364,378
4,257 Cincinnati Financial Corporation 492,492
3,684 Citigroup, Inc. 225,940
1,720 Citizens Financial Group, Inc. 58,669
2,141 CNB Financial Corporation 40,679
3,806 CNO Financial Group, Inc. 100,212
864 Coinbase Global, Inc.
a
176,195
16,491 Columbia Banking System, Inc. 310,196
38,515 Comerica, Inc. 1,932,298
1,957 Commerce Bancshares, Inc. 107,009
118 Community Bank System, Inc. 5,100
4,369 Community Trust Bancorp, Inc. 183,542
246 Community West Bancshares
b
4,224
999 ConnectOne Bancorp, Inc. 17,892
1,155 Corpay, Inc.
a
348,972
913 Cullen/Frost Bankers, Inc. 95,262
3,242 Customers Bancorp, Inc.
a
148,062
436 CVB Financial Corporation 7,124
1,116 Dime Community Bancshares, Inc. 20,311
20,305 Discover Financial Services 2,573,253
2,893 Eagle Bancorp, Inc. 53,492
2,773 East West Bancorp, Inc. 206,561
5,335 Ellington Credit Company 35,264
1,109 Employers Holdings, Inc. 47,232
2,078 Enova International, Inc.
a
125,781
204 Enterprise Bancorp, Inc./MA 4,957
4,535 Enterprise Financial Services
Corporation 172,375
1,123 Equity Bancshares, Inc. 37,407
222 EVERTEC, Inc. 8,332
96,858 F.N.B. Corporation 1,292,086
3,837 FactSet Research Systems, Inc. 1,599,607
441 Farmers National Banc
Corporation 5,217
12,955 Federated Hermes, Inc. 425,572
3,938 Fidelity National Information
Services, Inc. 267,469
3,165 Fifth Third Bancorp 115,396
3,362 Financial Institutions, Inc. 57,894
1,052 First Bancorp/Puerto Rico 18,147
8,222 First Bancshares, Inc. 196,835
455 First Citizens BancShares, Inc./NC 767,476
5,580 First Commonwealth Financial
Corporation 73,600
1,910 First Financial Bancorp 42,230
1,509 First Financial Bankshares, Inc. 44,606
1,506 First Financial Corporation 54,833
817 First Hawaiian, Inc. 17,231
9,907 First Horizon Corporation 147,812
646 First Internet Bancorp 20,058
3,769 First Interstate BancSystem, Inc. 100,632
1,227 First Merchants Corporation 41,006
Shares Common Stock (42.3%) Value
Financials (6.4%) - continued
2,122 First Mid-Illinois Bancshares, Inc. $ 65,697
4,491 First of Long Island Corporation 42,530
4,678 Fiserv, Inc.
a
714,190
203 Five Star Bancorp 4,389
4,622 Flushing Financial Corporation 50,934
1,749 Flywire Corporation
a
35,854
6,293 Fulton Financial Corporation 104,149
50,611 Glacier Bancorp, Inc. 1,831,106
3,802 Global Payments, Inc. 466,772
2,354 Great Southern Bancorp, Inc. 120,996
2,043 Green Dot Corporation
a
17,876
16,067 Hamilton Lane, Inc. 1,795,005
3,254 Hancock Whitney Corporation 147,699
16,279 Hanmi Financial Corporation 249,069
1,162 Hanover Insurance Group, Inc. 150,851
4,954 Hartford Financial Services Group,
Inc. 479,993
29,270 Heartland Financial USA, Inc. 1,232,560
6,915 Heritage Commerce Corporation 54,905
7,295 Heritage Financial Corporation 129,413
2,336 Home BancShares, Inc. 55,316
4,271 Hometrust Bancshares, Inc. 109,765
14,768 Hope Bancorp, Inc. 147,975
324 Horace Mann Educators
Corporation 11,943
5,074 Horizon Bancorp, Inc. 58,249
42,214 Houlihan Lokey, Inc. 5,381,863
5,908 Huntington Bancshares, Inc./OH 79,581
4,427 Independent Bank Corporation 222,412
3,533 Independent Bank Corporation/MI 87,654
44,592 Intercontinental Exchange, Inc. 5,741,666
403 International Bancshares
Corporation 22,427
26,423 Invesco, Ltd. 374,414
49,235 J.P. Morgan Chase & Company 9,440,319
7,546 Jack Henry & Associates, Inc. 1,227,659
14,437 Janus Henderson Group plc 450,723
673 Jefferies Financial Group, Inc. 28,979
9,871 Kearny Financial Corporation/MD 53,303
52,322 KeyCorp 758,146
17,200 Kinsale Capital Group, Inc. 6,247,900
2,439 KKR & Company, Inc. 226,998
1,969 KKR Real Estate Finance Trust,
Inc. 18,528
2,794 Lazard, Inc. 107,569
733 LendingTree, Inc.
a
35,382
785 M&T Bank Corporation 113,346
9,024 Marsh & McLennan Companies,
Inc. 1,799,656
4,118 Mastercard, Inc. 1,858,042
2,758 Mercantile Bank Corporation 99,509
35,295 MetLife, Inc. 2,508,769
9,929 MFA Financial, Inc. 105,148
60,745 MGIC Investment Corporation 1,231,909
537 Mid Penn Bancorp, Inc. 10,863
4,469 Midland States Bancorp, Inc. 97,871
7,278 MidWestOne Financial Group, Inc. 146,797
1,359 Moody's Corporation 503,278
4,641 Mr. Cooper Group, Inc.
a
358,285
7,562 MSCI, Inc. 3,522,304
223 MVB Financial Corporation 4,007
40,426 Nasdaq, Inc. 2,419,496
3,631 National Bank Holdings
Corporation 118,843
3,465 Navient Corporation 52,044

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Financials (6.4%) - continued
1,186 NCR Atleos Corporation
a
$ 23,637
54 Nelnet, Inc. 5,086
17,463 NMI Holdings, Inc.
a
538,908
28,952 Northern Trust Corporation 2,385,355
3,076 Northfield Bancorp, Inc. 25,654
170 Northrim BanCorp, Inc. 8,126
7,181 Northwest Bancshares, Inc. 76,119
23,848 NU Holdings, Ltd./Cayman
Islands
a
258,989
13,787 OceanFirst Financial Corporation 203,496
5,825 OFG Bancorp 210,341
4,369 Old National Bancorp 72,263
2,999 Old Republic International
Corporation 89,550
3,589 Old Second Bancorp, Inc. 49,169
10,661 OneMain Holdings, Inc. 555,545
4,876 Pacific Premier Bancorp, Inc. 104,834
28,784 PayPal Holdings, Inc.
a
1,955,009
893 PCB Bancorp 13,002
714 PennyMac Financial Services, Inc. 61,147
2,001 Peoples Bancorp, Inc./OH 58,109
1,160 Pinnacle Financial Partners, Inc. 88,972
344 PNC Financial Services Group,
Inc. 52,721
1,064 Popular, Inc. 90,429
3,141 Premier Financial Corporation 60,873
5,917 Principal Financial Group, Inc. 468,271
270 PROG Holdings, Inc. 8,975
21,177 Prosperity Bancshares, Inc. 1,312,339
12,491 Provident Financial Services, Inc. 183,368
2,363 Prudential Financial, Inc. 261,064
42,803 Radian Group, Inc. 1,278,526
33,833 Raymond James Financial, Inc. 4,127,626
3,594 Regions Financial Corporation 69,256
19,369 Rithm Capital Corporation 215,383
25,042 RLI Corporation 3,539,687
2,284 S&T Bancorp, Inc. 68,863
5,571 Sandy Spring Bancorp, Inc. 113,927
28,936 SEI Investments Company 1,908,329
421 ServisFirst Bancshares, Inc. 24,822
2,502 Shore Bancshares, Inc. 25,896
25 Simmons First National
Corporation 427
1,045 Skyward Specialty Insurance
Group, Inc.
a
36,491
414 SmartFinancial, Inc. 8,508
235 Southern First Bancshares, Inc.
a
6,068
136 Southern Missouri Bancorp, Inc. 5,454
475 Southside Bancshares, Inc. 12,663
1,123 SouthState Corporation 85,011
2,744 Stellar Bancorp, Inc. 60,917
1,720 StepStone Group, Inc. 62,040
427 Synchrony Financial 18,779
2,055 Synovus Financial Corporation 73,548
2,126 TPG, Inc. 91,631
29,203 Tradeweb Markets, Inc. 2,970,237
1,972 TriCo Bancshares 68,566
42,726 Triumph Financial, Inc.
a
3,006,201
425 Truist Financial Corporation 15,959
2,459 TrustCo Bank Corporation NY 65,459
6,126 Two Harbors Investment
Corporation 77,371
1,680 U.S. Bancorp 68,258
473 UMB Financial Corporation 37,679
1,549 United Bankshares, Inc. 50,281
Shares Common Stock (42.3%) Value
Financials (6.4%) - continued
924 United Community Banks, Inc. $ 23,312
2,837 Univest Financial Corporation 59,208
851 Unum Group 43,146
16,403 Valley National Bancorp 114,985
3,555 Veritex Holdings, Inc. 69,251
8,519 Virtu Financial, Inc. 184,862
3,046 Visa, Inc. 818,186
6,804 Voya Financial, Inc. 463,761
3,188 WaFd, Inc. 86,363
548 Walker & Dunlop, Inc. 50,213
7,131 Webster Financial Corporation 312,552
122,836 Wells Fargo & Company 7,286,632
3,432 Westamerica Bancorporation 159,760
49,571 Western Alliance Bancorp 2,817,120
19,133 Western Union Company 257,148
785 Willis Towers Watson plc 197,145
918 Wintrust Financial Corporation 88,716
248 WSFS Financial Corporation 10,597
34,126 Zions Bancorp NA 1,391,658
Total 158,499,679
Health Care (5.1%)
18,612 Abbott Laboratories 1,972,314
5,791 AbbVie, Inc. 941,848
4,162 ACADIA Pharmaceuticals, Inc.
a
69,547
20,009 Agilent Technologies, Inc. 2,742,033
1,303 Agios Pharmaceuticals, Inc.
a
42,348
11,397 Align Technology, Inc.
a
3,218,285
11,490 Amgen, Inc. 3,147,571
3,313 Amicus Therapeutics, Inc.
a
33,097
10,421 AMN Healthcare Services, Inc.
a
625,052
5,046 Amneal Pharmaceuticals, Inc.
a
30,528
1,441 Anika Therapeutics, Inc.
a
37,308
6,206 Arcellx, Inc.
a
310,424
3,235 Argenx SE ADR
a
1,214,743
323 Arvinas, Inc.
a
10,262
9,476 Ascendis Pharma AS ADR
a
1,311,857
42,661 AstraZeneca plc ADR 3,237,117
129,751 Avantor, Inc.
a
3,143,867
2,543 Azenta, Inc.
a
133,406
6,230 Biogen, Inc.
a
1,338,329
210 BioMarin Pharmaceutical, Inc.
a
16,960
272 Bio-Rad Laboratories, Inc.
a
73,372
27,162 Bio-Techne Corporation 1,716,910
3,414 Bruker Corporation 266,326
4,323 CareDx, Inc.
a
33,546
5,472 Centene Corporation
a
399,784
8,407 Charles River Laboratories
International, Inc.
a
1,925,203
4,035 Chemed Corporation 2,291,880
8,195 Cigna Group 2,925,943
3,072 Cooper Companies, Inc. 273,592
529 Cullinan Therapeutics, Inc.
a
14,288
14,132 Danaher Corporation 3,485,234
3,487 Deciphera Pharmaceuticals, Inc.
a
88,117
2,789 Definitive Healthcare Corporation
a
19,356
6,928 Denali Therapeutics, Inc.
a
106,968
20,013 Dentsply Sirona, Inc. 600,590
16,121 Dexcom, Inc.
a
2,053,654
27,008 Edwards Lifesciences Corporation
a
2,286,767
34,845 Elanco Animal Health, Inc.
a
458,560
9,359 Elevance Health, Inc. 4,946,980
4,066 Eli Lilly & Company 3,175,953
441 Enanta Pharmaceuticals, Inc.
a
6,059
59,456 Enovis Corporation
a
3,283,755

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Health Care (5.1%) - continued
6,700 Exelixis, Inc.
a
$ 157,182
24,409 Gilead Sciences, Inc. 1,591,467
29,309 Globus Medical, Inc.
a
1,459,295
7,276 GoodRx Holdings, Inc.
a
51,660
25,868 Haemonetics Corporation
a
2,378,563
51,318 Halozyme Therapeutics, Inc.
a
1,955,216
14,475 HealthEquity, Inc.
a
1,142,222
5,216 ICON plc
a
1,553,742
135 IDEXX Laboratories, Inc.
a
66,523
1,641 Illumina, Inc.
a
201,925
17,761 Immunocore Holdings plc ADR
a
1,049,320
682 Incyte Corporation
a
35,498
8,652 Inspire Medical Systems, Inc.
a
2,090,842
6,470 Intuitive Surgical, Inc.
a
2,397,911
933 IQVIA Holding, Inc.
a
216,241
35,517 Johnson & Johnson 5,135,403
555 Kymera Therapeutics, Inc.
a
18,659
18,318 Laboratory Corporation of America
Holdings 3,688,696
14,350 Legend Biotech Corporation ADR
a
627,669
62 Ligand Pharmaceuticals, Inc.
a
4,333
891 LivaNova plc
a
49,673
14,992 Masimo Corporation
a
2,015,075
29 Medpace Holdings, Inc.
a
11,262
33,065 Medtronic plc 2,653,136
41,156 Merck & Company, Inc. 5,318,178
3,714 Molina Healthcare, Inc.
a
1,270,559
2,012 Myriad Genetics, Inc.
a
39,375
12,040 Natera, Inc.
a
1,118,275
17,687 Novo Nordisk AS ADR 2,269,419
5,960 Nuvation Bio, Inc.
a
17,820
144,843 Option Care Health, Inc.
a
4,329,357
78,003 Paragon 28, Inc.
a
719,188
74,604 Progyny, Inc.
a
2,391,804
2,527 Prothena Corporation plc
a
51,399
1,723 PTC Therapeutics, Inc.
a
55,394
722 QIAGEN NV
a
30,562
3,298 Recursion Pharmaceuticals, Inc.
a,b
25,790
12,705 Repligen Corporation
a
2,086,161
4,002 Rocket Pharmaceuticals, Inc.
a
86,123
1,995 Royalty Pharma plc 55,262
12,493 Sarepta Therapeutics, Inc.
a
1,582,363
79,993 scPharmaceuticals, Inc.
a
357,569
4,828 Shockwave Medical, Inc.
a
1,594,157
3,809 Stryker Corporation 1,281,729
539 Teleflex, Inc. 112,516
5,390 Thermo Fisher Scientific, Inc. 3,065,401
1,829 UnitedHealth Group, Inc. 884,687
10,486 Veeva Systems, Inc.
a
2,082,100
3,418 Veracyte, Inc.
a
66,890
31,626 Vericel Corporation
a
1,450,685
4,082 Vertex Pharmaceuticals, Inc.
a
1,603,450
87,035 Viemed Healthcare, Inc.
a
712,817
895 West Pharmaceutical Services,
Inc. 319,945
1,666 Xenon Pharmaceuticals, Inc.
a
67,723
1,471 Zentalis Pharmaceuticals, Inc.
a
16,269
27,897 Zimmer Biomet Holdings, Inc. 3,355,451
19,423 Zoetis, Inc. 3,092,919
Total 126,072,583
Industrials (6.4%)
4,145 A.O. Smith Corporation 343,372
292 Acuity Brands, Inc. 72,504
28,285 Advanced Drainage Systems, Inc. 4,440,745
Shares Common Stock (42.3%) Value
Industrials (6.4%) - continued
13,511 AECOM $ 1,247,876
1,456 AGCO Corporation 166,261
49,694 Air Lease Corporation 2,496,627
4,725 Alight, Inc.
a
42,619
1,840 Allison Transmission Holdings, Inc. 135,332
15,401 AMETEK, Inc. 2,689,939
5,310 Armstrong World Industries, Inc. 610,013
4,387 Atmus Filtration Technologies, Inc.
a
132,882
6,615 Automatic Data Processing, Inc. 1,600,102
3,375 Axon Enterprise, Inc.
a
1,058,602
17,137 AZEK Company, Inc.
a
782,133
1,313 AZZ, Inc. 94,050
120,969 Badger Infrastructure Solutions,
Ltd. 3,949,847
13,252 Beacon Roofing Supply, Inc.
a
1,305,720
74 Brady Corporation 4,366
3,573 BWX Technologies, Inc. 342,186
8,667 Carlisle Companies, Inc. 3,364,963
14,298 Casella Waste Systems, Inc.
a
1,292,539
9,700 Caterpillar, Inc. 3,245,329
10,227 Cimpress plc
a
872,056
192,904 CNH Industrial NV
a
2,199,106
140 Columbus McKinnon Corporation 5,778
1,075 CSW Industrials, Inc. 255,441
138,322 CSX Corporation 4,595,057
2,176 Cummins, Inc. 614,698
9,517 Curtiss-Wright Corporation 2,411,798
56,010 Delta Air Lines, Inc. 2,804,421
2,317 DNOW, Inc.
a
32,693
4,643 Donaldson Company, Inc. 335,225
33 Dover Corporation 5,917
6,038 EMCOR Group, Inc. 2,156,592
97 ESCO Technologies, Inc. 9,841
143,994 ExlService Holdings, Inc.
a
4,175,826
11,551 Expeditors International of
Washington, Inc. 1,285,742
95,467 Fastenal Company 6,486,028
9,843 Ferguson plc 2,066,046
82,003 Flowserve Corporation 3,867,261
58,837 Fluor Corporation
a
2,372,896
3,678 Gates Industrial Corporation plc
a
64,806
13,226 General Dynamics Corporation 3,797,052
956 Gibraltar Industries, Inc.
a
68,316
61 GMS, Inc.
a
5,644
397 Gorman-Rupp Company 13,168
7,306 Graco, Inc. 585,941
24,503 Greenbrier Companies, Inc. 1,210,203
674 Griffon Corporation 44,160
52,206 Helios Technologies, Inc. 2,354,491
777 Herc Holdings, Inc. 111,134
3,928 Hillman Solutions Corporation
a
37,552
15,444 Honeywell International, Inc. 2,976,522
111,116 Howmet Aerospace, Inc. 7,416,993
580 Huntington Ingalls Industries, Inc. 160,619
8,467 IDEX Corporation 1,866,635
21,084 Ingersoll Rand, Inc. 1,967,559
1,829 Interface, Inc. 27,965
1,030 ITT Corporation 133,220
4,916 Jacobs Solutions, Inc. 705,593
217,280 Janus International Group, Inc.
a
3,131,005
11,927 JB Hunt Transport Services, Inc. 1,938,972
352 Johnson Controls International plc 22,905
2,694 Kennametal, Inc. 63,390
3,664 Kratos Defense & Security
Solutions, Inc.
a
65,292

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Industrials (6.4%) - continued
12,574 L3Harris Technologies, Inc. $ 2,691,465
15,458 Legalzoom.com, Inc.
a
184,723
1,351 Leidos Holdings, Inc. 189,437
13,408 Lincoln Electric Holdings, Inc. 2,943,458
4,928 Lyft, Inc.
a
77,074
6,276 Masco Corporation 429,592
85,154 Masterbrand, Inc.
a
1,419,517
1,233 Matson, Inc. 132,893
20,145 Maximus, Inc. 1,617,241
13,152 Middleby Corporation
a
1,827,733
28,049 Miller Industries, Inc. 1,366,267
7,868 Moog, Inc. 1,251,563
4,596 Mueller Water Products, Inc. 72,801
440 MYR Group, Inc.
a
73,150
138 National Presto Industries, Inc. 11,315
3,822 Northrop Grumman Corporation 1,853,785
27,554 nVent Electric plc 1,985,817
14,861 Old Dominion Freight Line, Inc. 2,700,392
7,932 Oshkosh Corporation 890,526
1,876 Otis Worldwide Corporation 171,091
12,703 Owens Corning, Inc. 2,136,772
8,064 PACCAR, Inc. 855,671
724 Parker-Hannifin Corporation 394,515
181 Paylocity Holding Corporation
a
28,084
18,373 Pentair plc 1,453,121
7,828 Quanta Services, Inc. 2,024,008
9,922 Regal Rexnord Corporation 1,601,113
973 Republic Services, Inc. 186,524
1,882 Resideo Technologies, Inc.
a
36,755
2,581 REV Group, Inc. 56,421
6,749 Rockwell Automation, Inc. 1,828,709
1,351 Rush Enterprises, Inc. 59,336
4,893 Saia, Inc.
a
1,941,689
74,985 Schneider National, Inc. 1,550,690
5,926 Sensata Technologies Holding plc 227,025
10,777 Simpson Manufacturing Company,
Inc. 1,874,012
8,095 SiteOne Landscape Supply, Inc.
a
1,270,024
4,327 SkyWest, Inc.
a
316,001
184 Snap-On, Inc. 49,305
2,188 SS&C Technologies Holdings, Inc. 135,415
1,288 Standex International Corporation 222,669
17,358 Tennant Company 2,021,860
2,790 Terex Corporation 156,379
3,583 Textron, Inc. 303,086
282 Thermon Group Holdings, Inc.
a
9,004
46,467 Timken Company 4,145,786
509 Titan Machinery, Inc.
a
11,330
8,814 Trane Technologies plc 2,797,035
19,195 TransUnion 1,401,235
851 Trex Company, Inc.
a
75,356
40,063 Uber Technologies, Inc.
a
2,654,975
56 UniFirst Corporation/MA 8,967
32,650 United Parcel Service, Inc. 4,815,222
4,349 United Rentals, Inc. 2,905,088
3,488 Upwork, Inc.
a
40,810
3,636 Verra Mobility Corporation
a
85,737
866 Vertiv Holdings Company 80,538
191 Viad Corporation
a
6,586
3,098 Watsco, Inc. 1,387,037
15,369 WillScot Mobile Mini Holdings
Corporation
a
568,038
Total 158,351,334
Shares Common Stock (42.3%) Value
Information Technology (9.0%)
8,271 Adobe, Inc.
a
$ 3,828,067
22,590 Advanced Micro Devices, Inc.
a
3,577,804
13,055 Agilysys, Inc.
a
1,084,218
1,665 Ambarella, Inc.
a
76,540
32,804 Amphenol Corporation 3,961,739
108,822 Apple, Inc. 18,535,651
16,154 Applied Materials, Inc. 3,208,992
1,526 AppLovin Corporation
a
107,690
7,609 Arista Networks, Inc.
a
1,952,165
38,569 ASGN, Inc.
a
3,719,980
5,015 Autodesk, Inc.
a
1,067,443
1,842 Broadcom, Inc. 2,395,097
10,053 CDW Corporation 2,431,419
57,429 Ciena Corporation
a
2,654,943
103,582 Cisco Systems, Inc. 4,866,282
3,436 Clearwater Analytics Holdings,
Inc.
a
54,220
642 Coherent Corporation
a
35,072
33,069 Cohu, Inc.
a
1,002,652
6,684 CommScope Holding Company,
Inc.
a
5,976
585 CommVault Systems, Inc.
a
59,945
12,830 Crane NXT Company 780,192
4,388 Credo Technology Group Holding,
Ltd.
a
78,414
8,370 CyberArk Software, Ltd.
a
2,002,523
2,178 Datadog, Inc.
a
273,339
17,907 Descartes Systems Group, Inc.
a
1,661,591
1,722 DocuSign, Inc.
a
97,465
2,305 Dolby Laboratories, Inc. 179,006
54,822 Dropbox, Inc.
a
1,269,678
34,208 Dynatrace Holdings, LLC
a
1,549,964
807 Elastic NV
a
82,492
12,382 Enphase Energy, Inc.
a
1,346,666
1,024 EPAM Systems, Inc.
a
240,906
1,895 F5, Inc.
a
313,262
15,888 Fabrinet
a
2,749,736
25,736 Flex, Ltd.
a
737,336
7,457 FormFactor, Inc.
a
332,508
26,457 Fortinet, Inc.
a
1,671,553
19 Gartner, Inc.
a
7,839
73,498 Gilat Satellite Networks, Ltd.
a
363,815
26,149 Gitlab, Inc.
a
1,372,038
5,752 Globant SA
a
1,027,250
9,385 GoDaddy, Inc.
a
1,148,536
68,855 Grid Dynamics Holdings, Inc.
a
672,713
46,176 Guidewire Software, Inc.
a
5,097,830
11,174 Hackett Group, Inc. 242,364
2,670 Hewlett Packard Enterprise
Company 45,390
159 HP, Inc. 4,466
3,024 HubSpot, Inc.
a
1,829,127
3,840 Insight Enterprises, Inc.
a
701,069
8,864 International Business Machines
Corporation 1,473,197
1,125 IPG Photonics Corporation
a
94,478
1,314 Itron, Inc.
a
121,046
90,903 JFrog, Ltd.
a
3,625,212
3,169 Keysight Technologies, Inc.
a
468,822
1,762 KLA Corporation 1,214,529
78,346 Knowles Corporation
a
1,240,217
2,240 Lam Research Corporation 2,003,478
47,788 Lattice Semiconductor
Corporation
a
3,278,257
10,769 Littelfuse, Inc. 2,483,762

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Information Technology (9.0%) - continued
1,240 LiveRamp Holding, Inc.
a
$ 39,816
21,345 Marvell Technology, Inc. 1,406,849
178 Microchip Technology, Inc. 16,372
69,887 Microsoft Corporation 27,209,106
1,238 MKS Instruments, Inc. 147,297
3,607 MongoDB, Inc.
a
1,317,204
2,986 Monolithic Power Systems, Inc. 1,998,619
1,400 Motorola Solutions, Inc. 474,810
7,023 NetApp, Inc. 717,821
8,935 NICE, Ltd. ADR
a
1,997,062
8,376 Nova, Ltd.
a
1,423,082
24,803 NVIDIA Corporation 21,430,288
403 Okta, Inc.
a
37,471
12,699 ON Semiconductor Corporation
a
890,962
14,141 Onto Innovation, Inc.
a
2,623,014
156 OSI Systems, Inc.
a
20,505
6,437 Palo Alto Networks, Inc.
a
1,872,459
26,044 PDF Solutions, Inc.
a
783,404
17,284 Plexus Corporation
a
1,745,857
377 Procore Technologies, Inc.
a
25,794
11,373 PTC, Inc.
a
2,018,025
5,079 Q2 Holdings, Inc.
a
261,010
924 Qorvo, Inc.
a
107,960
61,403 QUALCOMM, Inc. 10,183,688
1,642 Rapid7, Inc.
a
73,562
15,528 Salesforce, Inc. 4,176,100
73,525 Samsung Electronics Company,
Ltd. 4,087,008
5,991 ServiceNow, Inc.
a
4,153,740
20,211 Shopify, Inc.
a
1,418,812
15,692 Silicon Laboratories, Inc.
a
1,906,421
2,960 Skyworks Solutions, Inc. 315,506
5,522 SolarWinds Corporation 60,852
37,770 Sprout Social, Inc.
a
1,905,497
8,040 SPS Commerce, Inc.
a
1,397,915
3,579 Synopsys, Inc.
a
1,898,982
22,629 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 3,107,867
8,735 TE Connectivity, Ltd. 1,235,828
400 Teledyne Technologies, Inc.
a
152,592
1,607 Tenable Holdings, Inc.
a
72,267
695 Teradata Corporation
a
25,785
71,327 Trimble, Inc.
a
4,284,613
247,552 TTM Technologies, Inc.
a
3,695,951
8,096 Tyler Technologies, Inc.
a
3,736,709
5,530 Unisys Corporation
a
30,028
3,244 Universal Display Corporation 512,487
2,318 Upland Software, Inc.
a
5,007
80,105 Varonis Systems, Inc.
a
3,504,594
4,700 VeriSign, Inc.
a
796,556
6,763 Viavi Solutions, Inc.
a
53,428
5,008 Vishay Intertechnology, Inc. 115,885
8,018 Vontier Corporation 325,771
25,583 Workiva, Inc.
a
2,015,940
1,377 Xerox Holdings Corporation 18,300
Total 222,340,439
Materials (1.6%)
8,138 Albemarle Corporation
b
979,083
26,803 Alcoa Corporation 941,857
583 AptarGroup, Inc. 84,174
292 Avery Dennison Corporation 63,446
3,783 Avient Corporation 160,475
7,419 Axalta Coating Systems, Ltd.
a
233,253
Shares Common Stock (42.3%) Value
Materials (1.6%) - continued
37,982 Ball Corporation $ 2,642,408
627 Berry Plastics Group, Inc. 35,513
11,205 Carpenter Technology Corporation 960,268
2,853 Celanese Corporation 438,249
33,092 CF Industries Holdings, Inc. 2,613,275
13,995 Chemours Company 374,366
15,911 Cleveland-Cliffs, Inc.
a
268,896
26,659 Corteva, Inc. 1,443,052
3,294 Eagle Materials, Inc. 825,839
29,818 Eastman Chemical Company 2,816,012
189 Ecolab, Inc. 42,742
9,249 Greif, Inc. 566,779
1,394 Huntsman Corporation 33,261
31,246 Ingevity Corporation
a
1,597,920
2,510 Innospec, Inc. 301,200
94,901 Ivanhoe Mines, Ltd.
a
1,286,349
1,995 Kaiser Aluminum Corporation 180,528
6,637 Linde plc 2,926,652
7,620 Louisiana-Pacific Corporation 557,708
407 LyondellBasell Industries NV 40,688
3,473 Martin Marietta Materials, Inc. 2,038,894
1,888 Metallus, Inc.
a
38,817
975 Minerals Technologies, Inc. 71,068
10,600 Mosaic Company 332,734
812 Myers Industries, Inc. 17,783
21,967 Nucor Corporation 3,702,098
3,865 O-I Glass, Inc.
a
57,820
2,140 Orion SA 50,632
1,101 PPG Industries, Inc. 142,029
140 Quaker Chemical Corporation 26,114
2,211 Radius Recycling, Inc. 38,516
88,825 Ranpak Holdings Corporation
a
643,093
491 Reliance, Inc. 139,797
9,826 RPM International, Inc. 1,050,498
22,821 Steel Dynamics, Inc. 2,969,468
30,390 Summit Materials, Inc.
a
1,182,171
5,073 SunCoke Energy, Inc. 52,303
697 TriMas Corporation 18,115
8,819 Trinseo plc 23,018
138,613 Tronox Holdings plc 2,355,035
5,913 United States Lime & Minerals, Inc. 1,833,030
6,358 United States Steel Corporation 232,067
2,195 Vulcan Materials Company 565,498
Total 39,994,591
Real Estate (1.6%)
16,070 Acadia Realty Trust 277,690
50,149 Agree Realty Corporation 2,869,526
12,385 Alexandria Real Estate Equities,
Inc. 1,435,050
414 Anywhere Real Estate, Inc.
a
2,012
12,767 AvalonBay Communities, Inc. 2,420,240
2,179 Brixmor Property Group, Inc. 48,156
9,932 CareTrust REIT, Inc. 245,519
28,649 CBRE Group, Inc.
a
2,489,312
31,091 Compass, Inc.
a
97,937
20,871 CoStar Group, Inc.
a
1,910,323
24,228 Crown Castle, Inc. 2,272,102
188,284 Cushman and Wakefield plc
a
1,816,941
4,103 DigitalBridge Group, Inc. 67,453
13,699 Douglas Elliman, Inc.
a
18,631
7,973 EastGroup Properties, Inc. 1,238,685
12,548 EPR Properties 509,323
765 Equinix, Inc. 543,999
36,088 Equity Commonwealth
a
675,567

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (42.3%) Value
Real Estate (1.6%) - continued
4,659 Equity Residential $ 300,040
68,779 Essential Properties Realty Trust,
Inc. 1,811,639
962 Essex Property Trust, Inc. 236,892
5,615 Extra Space Storage, Inc. 753,982
3,490 First Industrial Realty Trust, Inc. 158,516
6,265 FirstService Corporation 920,955
11,904 Four Corners Property Trust, Inc. 279,149
6,429 Getty Realty Corporation 174,226
117,081 Healthcare Realty Trust, Inc. 1,666,063
1,397 Howard Hughes Holdings, Inc.
a
91,028
83,584 Independence Realty Trust, Inc. 1,318,120
5,015 Industrial Logistics Properties Trust 17,653
8,850 Invitation Homes, Inc. 302,670
25,310 LXP Industrial Trust 211,338
79,149 National Storage Affiliates Trust 2,773,381
12,747 NetSTREIT Corporation 214,787
11,373 NNN REIT, Inc. 460,948
3,677 Park Hotels & Resorts, Inc. 59,310
2,751 Peakstone Realty Trust 38,431
8,474 Pebblebrook Hotel Trust 123,127
32,083 Phillips Edison and Company, Inc. 1,049,114
2,053 Plymouth Industrial REIT, Inc. 42,867
5,153 Retail Opportunity Investments
Corporation 63,227
6,717 RLJ Lodging Trust 73,887
788 RMR Group, Inc. 18,691
3,477 Sabra Health Care REIT, Inc. 48,400
16,981 SBA Communications Corporation 3,160,504
27,033 STAG Industrial, Inc. 929,665
3,120 Tanger, Inc. 88,452
24,020 Terreno Realty Corporation 1,305,487
17,511 UDR, Inc. 666,819
2,236 Ventas, Inc. 99,010
433 Welltower, Inc. 41,256
5,398 Zillow Group, Inc., Class A
a
226,716
4,887 Zillow Group, Inc., Class C
a
208,039
Total 38,872,855
Utilities (1.2%)
10,965 ALLETE, Inc. 649,347
28,724 Alliant Energy Corporation 1,430,455
8,260 American Water Works Company,
Inc. 1,010,363
49,725 CenterPoint Energy, Inc. 1,448,987
17,415 Clearway Energy, Inc., Class A 378,080
18,827 Clearway Energy, Inc., Class C 440,175
17,713 Constellation Energy Corporation 3,293,555
27,878 Duke Energy Corporation 2,739,292
25,608 Entergy Corporation 2,731,605
51,794 Evergy, Inc. 2,716,595
8,492 Eversource Energy 514,785
54,707 NiSource, Inc. 1,524,137
9,177 Northwestern Energy Group, Inc. 462,888
12,407 PNM Resources, Inc. 459,804
43,957 Portland General Electric
Company 1,900,261
33,905 Public Service Enterprise Group,
Inc. 2,342,158
12,651 Spire, Inc. 781,705
46,890 UGI Corporation 1,198,508
Shares Common Stock (42.3%) Value
Utilities (1.2%) - continued
38,102 Xcel Energy, Inc. $ 2,047,221
Total 28,069,921
Total Common Stock
(cost $834,636,346) 1,041,576,192
Shares
Registered Investment
Companies ( 38.3% ) Value
U.S. Affiliated  (37.7%)
5,335,367 Thrivent Core Emerging Markets
Equity Fund 48,338,425
7,325,975 Thrivent Core International Equity
Fund 75,091,241
160,554 Thrivent Core Low Volatility Equity
Fund 1,706,688
6,273,651 Thrivent Core Mid Cap Value Fund 66,877,123
2,708,118 Thrivent Core Small Cap Value
Fund 27,297,834
2,112,843 Thrivent Global Stock Fund, Class
S 57,532,710
14,985,132 Thrivent International Allocation
Fund, Class S 154,946,266
10,409,904 Thrivent Large Cap Growth Fund,
Class S 197,892,276
4,069,694 Thrivent Large Cap Value Fund,
Class S 118,509,496
3,554,791 Thrivent Mid Cap Stock Fund,
Class S 126,372,831
1,863,368 Thrivent Small Cap Stock Fund,
Class S 55,547,012
Total 930,111,902
U.S. Unaffiliated  (0.6%)
5,716 Communication Services Select
Sector SPDR Fund 445,048
3,815 Invesco QQQ Trust Series 1 1,619,811
11,995 iShares Biotechnology ETF 1,522,405
17,848 SPDR S&P 500 ETF Trust 8,959,339
25,011 SPDR S&P Biotech ETF 2,116,431
2,105 SPDR S&P Oil & Gas Exploration
ETF 318,760
Total 14,981,794
Total Registered Investment
Companies (cost $691,134,157) 945,093,696
Principal
Amount Long-Term Fixed Income ( 4.5% ) Value
Commercial Mortgage-Backed Securities
(<0.1%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
$ 275,000
5.180%,  3/25/2029, Ser.
K520, Class A2
c
274,977
200,000
3.500%,  7/25/2032, Ser.
K148, Class A2
c,d
178,225
1,000,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
c,d
910,020

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (4.5%) Value
Commercial Mortgage-Backed Securities
(<0.1%) - continued
$ 250,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
c,d
$ 238,112
Total 1,601,334
Mortgage-Backed Securities (2.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
581,207 2.000%,  5/1/2051 444,796
916,599 2.500%,  5/1/2051 733,504
817,913 3.500%,  5/1/2052 705,712
641,396 4.000%,  5/1/2052 578,773
192,225 5.000%,  7/1/2053 183,408
1,498,231 5.500%,  7/1/2053 1,462,325
895,618 5.000%,  8/1/2053 857,918
1,942,813 5.500%,  9/1/2053 1,899,080
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
206,440 2.500%,  7/1/2030 192,262
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
561,133 3.000%,  8/1/2038 509,397
702,720 3.500%,  5/1/2040 635,070
468,568 2.500%,  4/1/2042 392,048
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
871,853 3.000%,  1/1/2052 726,437
214,083 2.000%,  2/1/2051 163,894
120,080 2.000%,  2/1/2051 91,928
676,788 2.500%,  2/1/2051 543,596
525,046 2.500%,  2/1/2051 416,490
1,387,028 2.000%,  3/1/2051 1,052,150
1,869,911 4.000%,  3/1/2051 1,705,843
906,243 3.000%,  3/1/2052 751,230
524,467 3.000%,  4/1/2051 436,250
572,484 3.000%,  5/1/2050 480,619
248,441 2.000%,  5/1/2051 189,237
443,793 3.000%,  5/1/2051 374,500
371,937 3.000%,  6/1/2050 315,619
429,794 4.000%,  6/1/2052 385,208
146,740 5.000%,  6/1/2053 140,228
733,121 2.500%,  7/1/2051 588,817
570,286 3.500%,  7/1/2051 499,639
1,199,023 4.000%,  7/1/2052 1,074,707
616,202 3.500%,  8/1/2050 541,229
830,703 3.500%,  8/1/2052 716,835
3,685,251 4.500%,  8/1/2052 3,412,164
1,194,493 5.000%,  8/1/2053 1,141,482
411,993 3.500%,  9/1/2052 358,512
215,554 3.500%,  9/1/2052 187,582
991,769 5.000%,  9/1/2052 942,077
1,092,154 4.500%,  9/1/2053 1,014,469
3,047,465 4.500%,  9/1/2053 2,814,461
1,085,717 4.000%,  10/1/2052 975,285
246,751 2.000%,  11/1/2051 188,209
318,265 3.500%,  11/1/2052 278,179
1,022,402 2.000%,  12/1/2050 781,301
851,614 2.500%,  12/1/2051 682,357
1,229,419 4.500%,  12/1/2052 1,142,057
9,725,000 5.500%,  5/1/2041
e
9,438,608
Principal
Amount Long-Term Fixed Income (4.5%) Value
Mortgage-Backed Securities (2.5%) - continued
$ 6,000,000 6.000%,  5/1/2041
e
$ 5,944,219
4,900,000 3.000%,  5/1/2049
e
4,045,382
2,925,000 4.500%,  5/1/2049
e
2,695,137
4,200,000 5.000%,  5/1/2049
e
3,979,532
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
485,993 2.500%,  3/1/2062 377,814
332,886 3.500%,  7/1/2061 282,113
550,544 4.000%,  12/1/2061 486,430
Total 60,956,119
U.S. Government & Agencies (2.0%)
U.S. Treasury Bonds
2,000,000 1.625%,  11/15/2050 1,045,156
3,850,000 4.000%,  11/15/2052 3,373,563
190,000 5.250%,  11/15/2028 193,770
3,240,000 1.375%,  11/15/2040 1,963,491
2,291,000 2.500%,  5/15/2046 1,549,020
U.S. Treasury Notes
1,930,000 2.125%,  11/30/2024 1,894,095
1,000,000 5.000%,  9/30/2025 997,461
540,000 2.625%,  1/31/2026 517,725
4,295,000 2.500%,  2/28/2026 4,102,564
5,700,000 4.625%,  2/28/2026 5,655,914
2,400,000 4.500%,  3/31/2026 2,375,906
1,490,000 2.250%,  11/15/2027 1,366,086
200,000 0.750%,  1/31/2028 172,383
900,000 3.500%,  1/31/2028 859,535
2,400,000 3.625%,  3/31/2028 2,300,063
4,500,000 2.875%,  5/15/2028 4,187,109
3,000,000 4.125%,  7/31/2028 2,925,820
3,700,000 4.375%,  8/31/2028 3,643,344
2,400,000 4.125%,  3/31/2029 2,337,375
125,000 0.875%,  11/15/2030 98,452
70,000 1.375%,  11/15/2031 55,371
4,800,000 2.875%,  5/15/2032 4,217,625
4,000,000 3.375%,  5/15/2033 3,615,000
Total 49,446,828
Total Long-Term Fixed Income
(cost $119,256,280) 112,004,281
Shares Private Equity Funds ( 0.6% ) Value
Secondary (0.6%)
1 ASF IX, LP
*,a,f
2,631,378
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,a,f
658,826
1 LCP X (Offshore), LP
*,a,f
11,190,040
Total 14,480,244
Total Private Equity Funds
(cost $11,138,498) 14,480,244
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
103,515 Thrivent Cash Management Trust 103,515
Total Collateral Held for
Securities Loaned
(cost $103,515) 103,515

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 15.4% ) Value
Federal Home Loan Bank Discount
Notes
1,400,000 5.240%, 5/3/2024
g,h
$ 1,399,384
600,000 5.230%, 5/8/2024
g,h
599,297
6,100,000 5.210%, 5/21/2024
g,h
6,081,230
2,000,000 5.239%, 5/22/2024
g,h
1,993,553
100,000 5.250%, 5/29/2024
g,h
99,575
5,600,000 5.230%, 6/7/2024
g,h
5,568,819
9,600,000 5.222%, 6/20/2024
g,h
9,528,260
8,700,000 5.240%, 7/10/2024
g,h
8,610,691
900,000 5.250%, 7/17/2024
g,h
889,850
Thrivent Core Short-Term Reserve
Fund
34,344,782 5.580% 343,447,818
U.S. Treasury Bills
300,000 5.243%, 7/11/2024
g,i
296,888
Total Short-Term Investments
(cost $378,447,809) 378,515,365
Total Investments (cost
$2,034,716,605) 101.1% $2,491,773,293
Other Assets and Liabilities, Net
(1.1%) (28,080,350)
Total Net Assets 100.0% $2,463,692,943
a No n-income producing security.
b All or a portion of the security is on loan.
c Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
i At April 30, 2024, $257,303 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Aggressive Allocation Fund as of April 30, 2024 was
$14,480,244 or 0.59% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 1,852,549
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 448,000
LCP X (Offshore), LP  10/25/2023 8,837,949
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Aggressive Allocation
Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 97,675
Total lending $97,675
Gross amount payable upon return of
collateral for securities loaned $103,515
Net amounts due to counterparty $5,840
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 499,070,580
Gross unrealized depreciation (53,099,285)
Net unrealized appreciation (depreciation) $ 445,971,295
Cost for federal income tax purposes $ 2,040,673,700

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 58,127,751 58,127,751 – –
Consumer Discretionary 109,021,068 109,021,068 – –
Consumer Staples 50,875,599 50,875,599 – –
Energy 51,350,372 51,350,372 – –
Financials 158,499,679 158,499,679 – –
Health Care 126,072,583 126,072,583 – –
Industrials 158,351,334 154,401,487 3,949,847 –
Information Technology 222,340,439 218,253,431 4,087,008 –
Materials 39,994,591 38,708,242 1,286,349 –
Real Estate 38,872,855 38,872,855 – –
Utilities 28,069,921 28,069,921 – –
Registered Investment Companies
U.S. Affiliated 710,800,591 710,800,591 – –
U.S. Unaffiliated 14,981,794 14,981,794 – –
Long-Term Fixed Income
Commercial Mortgage-Backed Securities 1,601,334 – 1,601,334 –
Mortgage-Backed Securities 60,956,119 – 60,956,119 –
U.S. Government & Agencies 49,446,828 – 49,446,828 –
Private Equity Funds
Secondary 14,480,244 – – 14,480,244
Short-Term Investments 35,067,547 – 35,067,547 –
Subtotal Investments in Securities $1,928,910,649 $1,758,035,373 $156,395,032 $14,480,244
Other Investments  * Total
Affiliated Short-Term Investments 343,447,818
U.S. Affiliated Registered Investment Cos. 219,311,311
Collateral Held for Securities Loaned 103,515
Subtotal Other Investments $562,862,644
Total Investments at Value $2,491,773,293
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 12,752,452 12,492,925 259,527 –
Total Asset Derivatives $12,752,452 $12,492,925 $259,527 $–
Liability Derivatives
Futures Contracts 17,880,750 17,880,750 – –
Total Liability Derivatives $17,880,750 $17,880,750 $– $–

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Aggressive Allocation Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$33,374,967 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 43 June 2024 $ 8,804,900 ( $ 90,681)
CBOT 5-Yr. U.S. Treasury Note 15 June 2024 1,603,399 (32,266)
CBOT U.S. Long Bond 1 June 2024 119,087 (5,274)
CME E-mini Russell 2000 Index 12 June 2024 1,257,558 (66,198)
CME E-mini S&P 500 Index 1,942 June 2024 507,354,962 (15,349,262)
CME E-mini S&P Mid-Cap 400 Index 3 June 2024 894,721 (31,561)
CME Ultra Long Term U.S. Treasury Bond 6 June 2024 766,377 (49,002)
ICE mini MSCI EAFE Index 476 June 2024 56,223,006 (2,256,506)
Total Futures Long Contracts $ 577,024,010 ( $ 17,880,750)
CME E-mini Russell 2000 Index (606) June 2024 ( $ 63,970,612) $ 3,806,932
CME E-mini S&P Mid-Cap 400 Index (643) June 2024 (192,799,722) 7,795,762
CME Euro Foreign Exchange Currency (172) June 2024 (23,638,419) 636,644
Eurex Euro STOXX 50 Index (441) June 2024 (23,221,855) 259,527
ICE US mini MSCI Emerging Markets Index (411) June 2024 (21,615,575) 202,474
Ultra 10-Yr. U.S. Treasury Note (13) June 2024 (1,483,956) 51,113
Total Futures Short Contracts ( $ 326,730,139) $12,752,452
Total Futures Contracts $ 250,293,871 ($5,128,298)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Aggressive Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 636,644
Total Foreign Exchange Contracts 636,644
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 12,064,695
Total Equity Contracts 12,064,695
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 51,113
Total Interest Rate Contracts 51,113
Total Asset Derivatives $12,752,452
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 17,703,527
Total Equity Contracts 17,703,527
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 177,223
Total Interest Rate Contracts 177,223
Total Liability Derivatives $17,880,750
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (34,336)
Total Interest Rate Contracts (34,336)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 38,482,080
Total Return Swaps Net realized gains/(losses) on Swap agreements 12,446
Total Equity Contracts 38,494,526
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (306,147)
Total Foreign Exchange Contracts (306,147)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,160)
Total Credit Contracts (1,160)
Total $38,152,883
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 361,046
Total Foreign Exchange Contracts 361,046
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,555,071
Total Equity Contracts 2,555,071
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 61,703
Total Interest Rate Contracts 61,703
Total $2,977,820
The following table presents Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $581,063,797
Futures - Short (282,598,300)
Total Rate of Return Swaps - Long 40,753
Total Rate of Return Swaps - Short (38,993)
Interest Rate Contracts
Futures - Long 10,741,504
Futures - Short (1,401,544)
Foreign Exchange Contracts
Futures - Short (22,055,669)

Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Aggressive Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $41,719 $1,500 $– $48,338 5,335 2.0%
Core International Equity 53,222 15,090 – 75,091 7,326 3.0
Core Low Volatility Equity 38,138 3,280 39,600 1,707 161 0.1
Core Mid Cap Value 56,869 1,193 – 66,877 6,274 2.7
Core Small Cap Value 22,690 420 – 27,298 2,708 1.1
Global Stock, Class S 48,255 3,039 – 57,533 2,113 2.3
International Allocation, Class S 133,471 4,547 – 154,946 14,985 6.3
Large Cap Growth, Class S 158,981 5,356 – 197,892 10,410 8.0
Large Cap Value, Class S 99,721 3,840 – 118,509 4,070 4.8
Mid Cap Stock, Class S 103,652 1,774 – 126,373 3,555 5.1
Small Cap Stock, Class S 45,817 251 – 55,547 1,863 2.3
Total U.S. Affiliated Registered Investment
Companies 802,535 930,111 37.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 297,522 242,455 196,529 343,448 34,345 13.9
Total Affiliated Short-Term Investments 297,522 343,448 13.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   326 33,829 34,051 104 104 <0.1
Total Collateral Held for Securities Loaned 326 104 <0.1
Total Value $1,100,383 $1,273,663
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $– $5,119 $– $1,501
Core International Equity – 6,779 – 2,090
Core Low Volatility Equity Fund 3,613 (3,724) 2,402 877
Core Mid Cap Value – 8,815 266 928
Core Small Cap Value – 4,188 – 420
Global Stock, Class S – 6,239 1,958 1,080
International Allocation, Class S – 16,928 – 4,547
Large Cap Growth, Class S – 33,555 5,357 –
Large Cap Value, Class S – 14,948 1,966 1,875
Mid Cap Stock, Class S – 20,947 1,237 537
Small Cap Stock, Class S – 9,479 – 251
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 10,452
Total Income/Non Cash Income from Affiliated Investments $24,558
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $3,613 $123,273 $13,186

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 46 .5% ) Value
Asset-Backed Securities (3.9%)
510 Asset Backed Trust
$ 200,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 185,162
210,948
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
202,806
200,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
186,635
720 East CLO, Ltd.
500,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
504,595
Affirm Asset Securitization Trust
575,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
574,514
650,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
653,018
225,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
227,311
247,648
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
248,601
250,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
247,558
Anchorage Capital CLO 21, Ltd.
250,000
7.986%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
249,999
Ares XL CLO, Ltd.
250,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
249,032
Barings CLO, Ltd.
400,000
8.736%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
400,494
Business Jet Securities, LLC
211,338
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
203,504
475,000
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
471,981
CarVal CLO I, Ltd.
275,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
274,990
CarVal CLO, Ltd.
300,000
9.025%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
300,341
Cascade Funding Mortgage Trust,
LLC
257,778
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
251,829
College Avenue Student Loans,
LLC
63,663
7.081%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
64,195
FirstKey Homes Trust
650,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
607,079
Principal
Amount Long-Term Fixed Income (46.5%) Value
Asset-Backed Securities (3.9%) - continued
GMAC Mortgage Corporation
Loan Trust
$ 11,356
5.931%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
$ 6,109
Madison Park Funding XVIII, Ltd.
650,000
7.486%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
650,146
MetroNet Infrastructure Issuer, LLC
400,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
394,914
Neuberger Berman CLO, Ltd.
350,000
8.590%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
347,809
OZLM VIII, Ltd.
300,000
7.229%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,c
298,652
Pagaya AI Debt Trust
159,160
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
159,862
Pagaya AI Technology in Housing
Trust
400,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
385,892
Pretium Mortgage Credit Partners,
LLC
425,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
391,892
346,527
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
342,306
225,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
196,183
250,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
218,232
271,676
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
262,621
Progress Residential Trust
550,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
513,602
RCO VII Mortgage, LLC
375,550
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
372,201
Sculptor CLO, Ltd.
425,000
7.986%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
423,637
Silver Point CLO 2, Ltd.
500,000
8.025%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
502,538
Stanwich Mortgage Loan
Company, LLC
410,404
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
391,519
Stratus Static CLO, Ltd.
500,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
500,105

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Asset-Backed Securities (3.9%) - continued
Unlock HEA Trust
$ 334,944
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
$ 324,827
299,410
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
288,925
Upstart Securitization Trust
203,673
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
203,724
Vericrest Opportunity Loan
Transferee
177,832
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
156,508
203,319
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
179,547
352,821
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
300,139
201,653
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
176,026
204,436
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
199,393
301,206
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
252,350
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
203,080
Whitebox CLO III, Ltd.
300,000
7.790%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
300,004
Whitebox CLO IV, Ltd.
500,000
7.925%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
505,112
Wind River CLO, Ltd.
175,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
175,043
Total 15,726,542
Basic Materials (0.6%)
Anglo American Capital plc
57,000 3.875%,  3/16/2029
a
52,645
ATI, Inc.
56,000 7.250%,  8/15/2030 57,287
ATI, Inc., Convertible
81,000 3.500%,  6/15/2025 312,538
Cascades, Inc./Cascades USA,
Inc.
53,000 5.125%,  1/15/2026
a
51,322
Chemours Company
118,000 5.750%,  11/15/2028
a
108,368
Cleveland-Cliffs, Inc.
50,000 5.875%,  6/1/2027 49,464
75,000 4.625%,  3/1/2029
a,e
69,402
Consolidated Energy Finance SA
161,000 5.625%,  10/15/2028
a
136,046
Ecolab, Inc.
51,000 2.125%,  2/1/2032 41,095
First Quantum Minerals, Ltd.
34,000 6.875%,  10/15/2027
a
32,704
FMC Corporation
41,000 5.150%,  5/18/2026 40,494
Principal
Amount Long-Term Fixed Income (46.5%) Value
Basic Materials (0.6%) - continued
Glencore Funding, LLC
$ 39,000 5.893%,  4/4/2054
a
$ 36,919
57,000 4.000%,  3/27/2027
a
54,460
76,000 6.125%,  10/6/2028
a
76,960
Hecla Mining Company
30,000 7.250%,  2/15/2028 29,873
Hudbay Minerals, Inc.
95,000 4.500%,  4/1/2026
a
91,879
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
32,000 9.000%,  7/1/2028
a
31,330
INEOS Finance plc
54,000 7.500%,  4/15/2029
a
54,251
International Flavors & Fragrances,
Inc.
68,000 1.230%,  10/1/2025
a
63,652
Mercer International, Inc.
32,000 5.125%,  2/1/2029 27,949
Methanex Corporation
42,000 4.250%,  12/1/2024 41,412
41,000 5.125%,  10/15/2027 39,433
27,000 5.250%,  12/15/2029 25,594
Mineral Resources, Ltd.
16,000 9.250%,  10/1/2028
a
16,773
Mosaic Company
58,000 5.375%,  11/15/2028 57,513
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
58,000 5.350%,  3/15/2034
a
56,576
Novelis Corporation
25,000 3.250%,  11/15/2026
a
23,374
65,000 4.750%,  1/30/2030
a
59,476
25,000 3.875%,  8/15/2031
a
21,170
Nutrien, Ltd.
77,000 4.000%,  12/15/2026 74,037
OCI NV
50,000 4.625%,  10/15/2025
a
48,727
Olin Corporation
43,000 5.125%,  9/15/2027 41,513
Peabody Energy Corporation,
Convertible
88,000 3.250%,  3/1/2028
e
114,224
SCIL IV, LLC/SCIL USA Holdings,
LLC
56,000 5.375%,  11/1/2026
a
53,747
Smurfit Kappa Treasury, ULC
60,000 5.777%,  4/3/2054
a
57,379
SNF Group SACA
65,000 3.375%,  3/15/2030
a
55,893
SunCoke Energy, Inc.
67,000 4.875%,  6/30/2029
a
59,160
Taseko Mines, Ltd.
56,000 8.250%,  5/1/2030
a
56,895
Tronox, Inc.
28,000 4.625%,  3/15/2029
a
24,978
United States Steel Corporation
75,000 6.875%,  3/1/2029
e
75,098
Westlake Corporation
37,000 3.600%,  8/15/2026 35,327
Total 2,456,937

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Capital Goods (1.2%)
AAR Escrow Issuer, LLC
$ 67,000 6.750%,  3/15/2029
a
$ 67,362
Advanced Drainage Systems, Inc.
67,000 6.375%,  6/15/2030
a
66,607
AECOM
55,000 5.125%,  3/15/2027 53,433
Amcor Finance USA, Inc.
39,000 5.625%,  5/26/2033 38,686
Amsted Industries, Inc.
37,000 5.625%,  7/1/2027
a
35,971
35,000 4.625%,  5/15/2030
a
31,471
Boeing Company
39,000 6.858%,  5/1/2054
a
39,106
118,000 5.930%,  5/1/2060 103,142
106,000 4.875%,  5/1/2025 104,684
136,000 2.196%,  2/4/2026 126,857
56,000 3.250%,  3/1/2028 50,191
18,000 5.150%,  5/1/2030 17,024
20,000 6.528%,  5/1/2034
a
20,144
Bombardier, Inc.
51,000 7.875%,  4/15/2027
a
50,682
55,000 6.000%,  2/15/2028
a
53,635
Brand Industrial Services, Inc.
62,000 10.375%,  8/1/2030
a
66,532
Builders FirstSource, Inc.
35,000 5.000%,  3/1/2030
a
32,772
Camelot Return Merger Sub, Inc.
27,000 8.750%,  8/1/2028
a
26,544
Canpack SA/Canpack US, LLC
112,000 3.875%,  11/15/2029
a
98,145
Carrier Global Corporation
76,000 2.722%,  2/15/2030 65,578
Chart Industries, Inc.
86,000 7.500%,  1/1/2030
a
87,961
Chart Industries, Inc., Convertible
72,000 1.000%,  11/15/2024 177,523
Clean Harbors, Inc.
55,000 6.375%,  2/1/2031
a
54,488
Clydesdale Acquisition Holdings,
Inc.
9,000 6.625%,  4/15/2029
a
8,977
Covanta Holding Corporation
48,000 4.875%,  12/1/2029
a
42,077
Crown Cork & Seal Company, Inc.
61,000 7.375%,  12/15/2026 62,949
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
139,000 6.625%,  12/15/2030
a
137,755
EquipmentShare.com, Inc.
29,000 8.625%,  5/15/2032
a
29,505
ESAB Corporation
52,000 6.250%,  4/15/2029
a
51,805
Fluor Corporation, Convertible
185,000 1.125%,  8/15/2029
a,e
201,188
GFL Environmental, Inc.
89,000 4.000%,  8/1/2028
a
80,668
94,000 3.500%,  9/1/2028
a
84,498
Greenbrier Companies, Inc.,
Convertible
117,000 2.875%,  4/15/2028
e
125,483
Principal
Amount Long-Term Fixed Income (46.5%) Value
Capital Goods (1.2%) - continued
H&E Equipment Services, Inc.
$ 146,000 3.875%,  12/15/2028
a
$ 129,194
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
a
67,988
Honeywell International, Inc.
78,000 5.250%,  3/1/2054 73,933
Howmet Aerospace, Inc.
63,000 6.750%,  1/15/2028 65,043
Huntington Ingalls Industries, Inc.
56,000 4.200%,  5/1/2030 51,436
Ingersoll Rand, Inc.
20,000 5.700%,  8/14/2033 19,865
John Deere Capital Corporation
51,000 4.500%,  1/16/2029 49,606
37,000 4.700%,  6/10/2030 36,038
41,000 3.900%,  6/7/2032 37,365
21,000 5.150%,  9/8/2033 20,784
L3Harris Technologies, Inc.
42,000 5.400%,  1/15/2027 41,925
Lockheed Martin Corporation
53,000 5.200%,  2/15/2064 49,206
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
17,000 6.750%,  4/1/2032
a
16,883
MIWD Holdco II, LLC
70,000 5.500%,  2/1/2030
a
63,396
Mueller Water Products, Inc.
47,000 4.000%,  6/15/2029
a
42,526
Nesco Holdings II, Inc.
70,000 5.500%,  4/15/2029
a
65,156
New Enterprise Stone and Lime
Company, Inc.
115,000 5.250%,  7/15/2028
a
108,023
Northrop Grumman Corporation
77,000 5.200%,  6/1/2054 70,731
20,000 4.700%,  3/15/2033 18,952
OI European Group BV
81,000 4.750%,  2/15/2030
a
73,977
Otis Worldwide Corporation
64,000 2.056%,  4/5/2025 61,883
Owens-Brockway Glass Container,
Inc.
45,000 6.625%,  5/13/2027
a
44,963
Pactiv Evergreen Group
50,000 4.375%,  10/15/2028
a
46,015
Parker-Hannifin Corporation
42,000 4.250%,  9/15/2027 40,625
Patrick Industries, Inc., Convertible
62,000 1.750%,  12/1/2028 72,769
Republic Services, Inc.
37,000 3.950%,  5/15/2028 35,178
42,000 5.000%,  12/15/2033 40,447
Roller Bearing Company of
America, Inc.
64,000 4.375%,  10/15/2029
a
57,841
Rolls-Royce plc
39,000 5.750%,  10/15/2027
a
38,572
RTX Corporation
60,000 5.750%,  1/15/2029 60,946

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Capital Goods (1.2%) - continued
Sealed Air Corporation/Sealed Air
Corporation (US)
$ 71,000 6.125%,  2/1/2028
a
$ 70,135
Smyrna Ready Mix Concrete, LLC
77,000 8.875%,  11/15/2031
a
81,092
Spirit AeroSystems, Inc.
83,000 9.750%,  11/15/2030
a
91,818
SRM Escrow Issuer, LLC
48,000 6.000%,  11/1/2028
a
46,433
Summit Materials, LLC/Summit
Materials Finance Corporation
22,000 7.250%,  1/15/2031
a
22,601
Textron, Inc.
56,000 3.650%,  3/15/2027 53,106
TransDigm, Inc.
144,000 5.500%,  11/15/2027 139,941
93,000 7.125%,  12/1/2031
a
94,774
78,000 6.625%,  3/1/2032
a
77,867
Trivium Packaging Finance
41,000 5.500%,  8/15/2026
a
40,293
United Rentals North America, Inc.
70,000 4.875%,  1/15/2028 67,097
85,000 4.000%,  7/15/2030 75,756
Veralto Corporation
38,000 5.350%,  9/18/2028
a
37,702
Waste Connections, Inc.
20,000 3.200%,  6/1/2032 17,022
WESCO Distribution, Inc.
53,000 7.250%,  6/15/2028
a
53,838
28,000 6.375%,  3/15/2029
a
27,815
19,000 6.625%,  3/15/2032
a
18,911
Total 4,910,910
Collateralized Mortgage Obligations (4.6%)
A&D Mortgage Trust
500,000
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
498,831
548,393
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
549,473
Angel Oak Mortgage Trust
245,305
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
243,079
Banc of America Alternative Loan
Trust
236,679
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 197,981
Banc of America Mortgage
Securities Trust
24,947
5.145%,  9/25/2035, Ser.
2005-H, Class 2A1
c
21,698
56,187
5.237%,  9/25/2035, Ser.
2005-H, Class 3A1
c
51,318
CAFL Issuer, LLC
345,002
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
332,015
CHL Mortgage Pass-Through Trust
27,574
5.841%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
26,490
187,734
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 78,917
Principal
Amount Long-Term Fixed Income (46.5%) Value
Collateralized Mortgage Obligations (4.6%) -
continued
CHNGE Mortgage Trust
$ 209,090
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
$ 193,056
302,490
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
291,891
316,634
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
312,467
412,893
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
402,958
328,552
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
326,405
459,485
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
448,784
CIM Trust
434,794
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
430,901
Citigroup Mortgage Loan Trust,
Inc.
99,484
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 92,304
152,289
5.211%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
130,432
COLT Mortgage Loan Trust
338,146
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
335,585
Countrywide Home Loan
Mortgage Pass Through Trust
244,992
4.695%,  11/25/2035, Ser.
2005-22, Class 2A1
c
194,772
Credit Suisse Mortgage Trust
290,746
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
284,811
211,014
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
173,356
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
124,680
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 107,673
Federal Home Loan Mortgage
Corporation
354,985
3.500%,  8/15/2035, Ser.
345, Class C8
f
36,074
Federal Home Loan Mortgage
Corporation - REMIC
740,857
4.000%,  1/25/2051, Ser.
5249, Class LA 697,428
414,001
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO 317,386
127,689
3.000%,  5/15/2027, Ser.
4046, Class GI
f
3,288
251,903
3.500%,  10/15/2032, Ser.
4119, Class KI
f
22,498
242,766
3.000%,  4/15/2033, Ser.
4203, Class DI
f
11,089
Federal National Mortgage
Association - REMIC
369,317
4.500%,  6/25/2052, Ser.
2022-43, Class MA 356,042
175,100
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
4,789
149,520
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
4,165

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Collateralized Mortgage Obligations (4.6%) -
continued
$ 187,836
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
$ 3,796
423,075
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
13,898
332,864
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
10,161
118,649
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
3,454
288,558
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
7,964
315,195
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
7,999
188,810
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
6,234
132,719
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
2,430
243,356
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
19,523
338,768
4.500%,  1/25/2046, Ser.
2022-68, Class BA 327,407
Flagstar Mortgage Trust
144,517
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
123,901
GCAT Trust
240,821
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
240,868
289,544
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
261,056
340,303
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
335,089
GMAC Mortgage Corporation
Loan Trust
96,014
3.877%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
78,939
GMACM Mortgage Loan Trust
47,207
3.646%,  11/19/2035, Ser.
2005-AR6, Class 1A1
c
40,818
GS Mortgage-Backed Securities
Trust
604,854
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
587,512
Home RE, Ltd.
350,000
9.930%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
363,188
325,000
8.830%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
331,837
IndyMac INDA Mortgage Loan
Trust
469,614
3.598%,  8/25/2036, Ser.
2006-AR1, Class A1
c
359,309
J.P. Morgan Alternative Loan Trust
63,566
4.960%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
47,877
J.P. Morgan Mortgage Trust
196,973
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
157,033
512,596
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
494,499
77,346
5.124%,  2/25/2036, Ser.
2006-A1, Class 2A2
c
54,721
Principal
Amount Long-Term Fixed Income (46.5%) Value
Collateralized Mortgage Obligations (4.6%) -
continued
LHOME Mortgage Trust
$ 350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
$ 353,194
300,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
300,458
500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
499,668
Merrill Lynch Alternative Note
Asset Trust
249,066
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 88,984
MFRA Trust
250,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
248,038
Morgan Stanley Residential
Mortgage Loan Trust
500,000
6.500%,  8/25/2045, Ser.
2024-INV2, Class A1
a,c
498,359
MortgageIT Securities Corporation
Mortgage Loan Trust
564,931
5.891%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
461,995
NYMT Loan Trust
250,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
245,866
Preston Ridge Partners Mortgage
Trust, LLC
341,151
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
323,933
296,654
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
296,007
Pretium Mortgage Credit Partners,
LLC
241,286
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
239,223
400,000
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a
400,000
PRKCM Trust
420,568
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
417,081
329,820
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
334,436
Residential Accredit Loans, Inc.
Trust
80,181
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 66,381
62,394
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 46,357
Residential Asset Securitization
Trust
94,450
4.456%,  1/25/2034, Ser.
2004-IP1, Class A1
c
85,897
Residential Funding Mortgage
Security I Trust
144,762
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 107,188
ROC Securities Trust Series
383,016
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
381,513

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Collateralized Mortgage Obligations (4.6%) -
continued
Saluda Grade Alternative
Mortgage Trust
$ 300,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
$ 301,501
Structured Adjustable Rate
Mortgage Loan Trust
50,335
4.577%,  7/25/2035, Ser.
2005-15, Class 4A1
c
42,015
Toorak Mortgage Trust
400,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
395,910
Triangle Re, Ltd.
450,000
8.730%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
459,068
5,472
7.230%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
5,473
TVC Mortgage Trust
300,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
299,148
Verus Securitization Trust
267,690
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
220,966
529,501
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
527,228
Total 18,703,356
Commercial Mortgage-Backed Securities (0.4%)
BANK5 2023-5YR1
475,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
477,855
BBCMS Mortgage Trust
2,242,316
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
165,917
Silver Hill Trust
37,344
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,c
35,546
Velocity Commercial Capital Loan
Trust
341,659
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
339,309
408,168
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
414,861
Total 1,433,488
Communications Services (1.4%)
Altice Financing SA
63,000 5.750%,  8/15/2029
a
46,795
AMC Networks, Inc.
14,000 10.250%,  1/15/2029
a
13,975
American Tower Corporation
75,000 4.400%,  2/15/2026 73,324
40,000 1.450%,  9/15/2026 36,352
62,000 5.500%,  3/15/2028 61,688
40,000 5.800%,  11/15/2028 40,256
56,000 3.800%,  8/15/2029 51,225
AT&T, Inc.
198,000 3.550%,  9/15/2055 129,135
118,000 4.300%,  2/15/2030 110,908
40,000 5.400%,  2/15/2034 39,082
Principal
Amount Long-Term Fixed Income (46.5%) Value
Communications Services (1.4%) - continued
Bell Telephone Company of
Canada
$ 83,000 5.550%,  2/15/2054 $ 78,173
39,000 5.100%,  5/11/2033 37,389
Cable One, Inc., Convertible
54,000 1.125%,  3/15/2028
e
39,776
CCO Holdings, LLC/CCO Holdings
Capital Corporation
195,000 5.125%,  5/1/2027
a
182,749
48,000 5.000%,  2/1/2028
a
43,713
38,000 6.375%,  9/1/2029
a
34,834
56,000 4.250%,  2/1/2031
a
43,828
203,000 4.750%,  2/1/2032
a
159,646
57,000 4.250%,  1/15/2034
a
41,297
CenterPoint Energy, Inc.,
Convertible
3,576 3.369%,  9/15/2029 105,456
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
36,000 6.150%,  11/10/2026 36,089
56,000 5.050%,  3/30/2029 52,891
Cimpress plc
57,000 7.000%,  6/15/2026 56,559
Clear Channel Outdoor Holdings,
Inc.
14,000 7.875%,  4/1/2030
a
13,726
Clear Channel Worldwide
Holdings, Inc.
115,000 5.125%,  8/15/2027
a
106,596
Comcast Corporation
138,000 3.400%,  4/1/2030 124,305
Connect Finco SARL/Connect US
Finco, LLC
44,000 6.750%,  10/1/2026
a
42,614
Crown Castle, Inc.
62,000 2.900%,  3/15/2027 57,454
CSC Holdings, LLC
100,000 5.375%,  2/1/2028
a
76,721
30,000 11.750%,  1/31/2029
a
26,653
80,000 6.500%,  2/1/2029
a
59,666
44,000 4.125%,  12/1/2030
a
27,950
Deutsche Telekom International
Finance BV
132,000 8.750%,  6/15/2030 152,203
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
188,000 5.875%,  8/15/2027
a
175,230
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
a
105,507
39,000 8.750%,  5/15/2030
a
39,707
GCI, LLC
95,000 4.750%,  10/15/2028
a
84,744
Gray Television, Inc.
105,000 4.750%,  10/15/2030
a
63,386
24,000 5.375%,  11/15/2031
a
14,427
Iliad Holding SASU
85,000 6.500%,  10/15/2026
a
84,584
Intelsat Jackson Holdings SA
72,000 6.500%,  3/15/2030
a
68,914

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Communications Services (1.4%) - continued
Lamar Media Corporation
$ 38,000 3.625%,  1/15/2031 $ 32,490
LCPR Senior Secured Financing
DAC
112,000 6.750%,  10/15/2027
a
103,804
Level 3 Financing, Inc.
27,212 10.500%,  4/15/2029
a
27,156
27,212 11.000%,  11/15/2029
a
27,770
34,000 10.500%,  5/15/2030
a,e
33,691
McGraw-Hill Education, Inc.
54,000 5.750%,  8/1/2028
a
50,078
Meta Platforms, Inc.
41,000 3.850%,  8/15/2032 37,225
News Corporation
82,000 3.875%,  5/15/2029
a
73,853
NTT Finance Corporation
45,000 1.162%,  4/3/2026
a
41,443
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
34,000 4.625%,  3/15/2030
a
30,018
Paramount Global
123,000 6.375%,  3/30/2062
c
113,757
Playtika Holding Corporation
55,000 4.250%,  3/15/2029
a
47,330
Rogers Communications, Inc.
45,000 5.250%,  3/15/2082
a,c
42,774
59,000 5.000%,  2/15/2029 57,413
96,000 5.300%,  2/15/2034 92,031
Scripps Escrow II, Inc.
17,000 3.875%,  1/15/2029
a
12,558
Sinclair Television Group, Inc.
101,000 4.125%,  12/1/2030
a
70,005
Sirius XM Radio, Inc.
125,000 5.000%,  8/1/2027
a
118,049
40,000 4.000%,  7/15/2028
a
35,657
Sprint Capital Corporation
124,000 6.875%,  11/15/2028 129,851
60,000 8.750%,  3/15/2032 70,844
TEGNA, Inc.
28,000 4.750%,  3/15/2026
a
27,039
87,000 4.625%,  3/15/2028 78,404
Telecom Italia Capital SA
70,000 6.000%,  9/30/2034 58,942
Telecom Italia SPA/Milano
35,000 5.303%,  5/30/2024
a
34,911
T-Mobile USA, Inc.
39,000 5.500%,  1/15/2055 36,614
75,000 3.375%,  4/15/2029 68,060
United States Cellular Corporation
19,000 6.700%,  12/15/2033 18,540
Uniti Group, Inc., Convertible
68,000 7.500%,  12/1/2027
a
72,158
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
84,000 4.750%,  4/15/2028
a
73,672
Univision Communications, Inc.
92,000 4.500%,  5/1/2029
a
80,033
Urban One, Inc.
17,000 7.375%,  2/1/2028
a
13,793
Principal
Amount Long-Term Fixed Income (46.5%) Value
Communications Services (1.4%) - continued
Verizon Communications, Inc.
$ 45,000 5.500%,  2/23/2054 $ 42,736
75,000 2.100%,  3/22/2028 66,408
56,000 3.150%,  3/22/2030 49,421
93,000 2.355%,  3/15/2032 74,201
Viasat, Inc.
45,000 6.500%,  7/15/2028
a,e
34,399
Virgin Media Finance plc
33,000 5.000%,  7/15/2030
a
27,025
Virgin Media Secured Finance plc
71,000 5.500%,  5/15/2029
a
64,535
Vodafone Group plc
54,000 7.000%,  4/4/2079
c
54,789
VZ Secured Financing BV
89,000 5.000%,  1/15/2032
a
74,968
Walt Disney Company
38,000 3.800%,  3/22/2030 35,287
Warnermedia Holdings, Inc.
73,000 3.638%,  3/15/2025 71,581
101,000 4.054%,  3/15/2029 92,131
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
30,000 7.750%,  8/15/2028
a
28,906
Zayo Group Holdings, Inc.
33,000 4.000%,  3/1/2027
a
26,267
Ziggo Bond Company BV
33,000 5.125%,  2/28/2030
a,e
27,382
Ziggo BV
30,000 4.875%,  1/15/2030
a
26,251
Total 5,445,777
Consumer Cyclical (2.2%)
1011778 B.C., ULC/New Red
Finance, Inc.
130,000 4.375%,  1/15/2028
a
120,895
Adient Global Holdings, Ltd.
14,000 7.000%,  4/15/2028
a
14,144
44,000 8.250%,  4/15/2031
a,e
45,692
Alimentation Couche-Tard, Inc.
64,000 5.617%,  2/12/2054
a
61,200
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
13,000 6.625%,  7/15/2026
a
12,966
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
105,000 4.625%,  6/1/2028
a
94,314
45,000 4.625%,  6/1/2028
a
40,366
Allison Transmission, Inc.
47,000 3.750%,  1/30/2031
a
40,230
Amazon.com, Inc.
37,000 1.500%,  6/3/2030 30,185
76,000 4.700%,  12/1/2032 73,811
American Axle & Manufacturing,
Inc.
69,000 6.875%,  7/1/2028 68,478
78,000 5.000%,  10/1/2029
e
70,375
American Honda Finance
Corporation
59,000 5.650%,  11/15/2028 59,805

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Cyclical (2.2%) - continued
$ 90,000 5.850%,  10/4/2030 $ 92,153
60,000 4.900%,  1/10/2034
e
57,149
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
15,000 7.000%,  4/15/2030
a,e
13,162
Arko Corporation
40,000 5.125%,  11/15/2029
a
32,233
Asbury Automotive Group, Inc.
47,000 5.000%,  2/15/2032
a
41,783
Ashton Woods USA, LLC/Ashton
Woods Finance Company
40,000 4.625%,  8/1/2029
a
36,177
46,000 4.625%,  4/1/2030
a
41,106
Aston Martin Capital Holdings, Ltd.
35,000 10.000%,  3/31/2029
a
34,279
Beazer Homes USA, Inc.
47,000 7.500%,  3/15/2031
a
46,456
Best Buy Company, Inc.
37,000 1.950%,  10/1/2030 29,955
Booking Holdings, Inc.,
Convertible
73,000 0.750%,  5/1/2025 133,911
Boyd Gaming Corporation
65,000 4.750%,  6/15/2031
a
57,558
Boyne USA, Inc.
45,000 4.750%,  5/15/2029
a,e
40,947
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
60,000 6.250%,  9/15/2027
a
57,700
Burlington Stores, Inc., Convertible
108,000 2.250%,  4/15/2025 112,482
44,000 1.250%,  12/15/2027
a
47,806
Caesars Entertainment, Inc.
35,000 8.125%,  7/1/2027
a
35,472
180,000 4.625%,  10/15/2029
a
160,621
33,000 6.500%,  2/15/2032
a
32,513
Carnival Corporation
79,000 7.625%,  3/1/2026
a
79,490
110,000 5.750%,  3/1/2027
a
107,356
66,000 4.000%,  8/1/2028
a
60,344
28,000 6.000%,  5/1/2029
a
27,133
Cedar Fair, LP
65,000 5.250%,  7/15/2029 60,681
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
14,000 5.375%,  4/15/2027 13,587
Churchill Downs, Inc.
40,000 4.750%,  1/15/2028
a
37,793
34,000 6.750%,  5/1/2031
a
33,753
Cinemark USA, Inc.
82,000 5.875%,  3/15/2026
a
80,967
Clarios Global, LP/Clarios US
Finance Company, Inc.
41,000 8.500%,  5/15/2027
a
41,054
100,000 6.750%,  5/15/2028
a
100,204
Cushman & Wakefield US
Borrower, LLC
14,000 6.750%,  5/15/2028
a
13,805
Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Cyclical (2.2%) - continued
D.R. Horton, Inc.
$ 13,000 2.600%,  10/15/2025 $ 12,425
Dana, Inc.
27,000 5.625%,  6/15/2028 26,016
40,000 4.500%,  2/15/2032 33,936
eG Global Finance plc
14,000 12.000%,  11/30/2028
a
14,452
Expedia Group, Inc.
65,000 3.250%,  2/15/2030 57,337
Expedia Group, Inc., Convertible
143,000 Zero Coupon,  2/15/2026 131,350
Ford Motor Company, Convertible
239,000 Zero Coupon,  3/15/2026 237,925
Ford Motor Credit Company, LLC
71,000 2.900%,  2/10/2029 61,291
67,000 7.122%,  11/7/2033 69,715
Forestar Group, Inc.
28,000 3.850%,  5/15/2026
a
26,573
Gap, Inc.
20,000 3.625%,  10/1/2029
a
16,923
General Motors Financial
Company, Inc.
47,000 1.200%,  10/15/2024 46,034
139,000 2.900%,  2/26/2025 135,758
29,000 2.750%,  6/20/2025 28,010
64,000 5.800%,  6/23/2028 64,132
47,000 5.800%,  1/7/2029 46,886
27,000 5.750%,  2/8/2031 26,677
90,000 5.950%,  4/4/2034 88,030
Genuine Parts Company
39,000 6.500%,  11/1/2028 40,501
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
27,000 3.500%,  3/1/2029
a
23,942
Goodyear Tire & Rubber Company
27,000 4.875%,  3/15/2027 25,888
45,000 5.000%,  7/15/2029
e
40,814
Hanesbrands, Inc.
31,000 4.875%,  5/15/2026
a
29,983
31,000 9.000%,  2/15/2031
a,e
30,851
Hilton Domestic Operating
Company, Inc.
125,000 4.875%,  1/15/2030 117,504
14,000 4.000%,  5/1/2031
a
12,267
65,000 3.625%,  2/15/2032
a
54,621
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
97,000 5.000%,  6/1/2029
a
88,227
Home Depot, Inc.
61,000 3.250%,  4/15/2032 53,039
Hyatt Hotels Corporation
41,000 5.750%,  1/30/2027 41,197
Hyundai Capital America
30,000 5.500%,  3/30/2026
a
29,813
56,000 3.000%,  2/10/2027
a
52,064
39,000 6.500%,  1/16/2029
a
40,175
International Game Technology plc
111,000 5.250%,  1/15/2029
a
104,845
Jacobs Entertainment, Inc.
35,000 6.750%,  2/15/2029
a
33,201

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Cyclical (2.2%) - continued
Jaguar Land Rover Automotive plc
$ 33,000 5.500%,  7/15/2029
a
$ 31,051
KB Home
55,000 4.800%,  11/15/2029 51,079
Kohl's Corporation
36,000 4.625%,  5/1/2031 29,679
L Brands, Inc.
135,000 6.625%,  10/1/2030
a
134,899
20,000 6.875%,  11/1/2035 19,867
Lennar Corporation
29,000 4.750%,  5/30/2025 28,670
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
a
100,856
Live Nation Entertainment, Inc.
30,000 4.750%,  10/15/2027
a
28,274
Live Nation Entertainment, Inc.,
Convertible
80,000 2.000%,  2/15/2025
e
81,856
180,000 3.125%,  1/15/2029
e
195,012
Lowe's Companies, Inc.
93,000 4.500%,  4/15/2030 88,958
Macy's Retail Holdings, LLC
60,000 5.875%,  4/1/2029
a,e
57,850
27,000 6.125%,  3/15/2032
a
25,540
Marriott International, Inc./MD
42,000 4.900%,  4/15/2029 40,879
57,000 4.625%,  6/15/2030 54,166
Marriott Vacations Worldwide
Corporation, Convertible
117,000 Zero Coupon,  1/15/2026 108,319
170,000 3.250%,  12/15/2027 155,125
Mattamy Group Corporation
51,000 5.250%,  12/15/2027
a
48,828
McDonald's Corporation
39,000 4.950%,  8/14/2033 37,708
Melco Resorts Finance, Ltd.
75,000 5.375%,  12/4/2029
a
66,781
70,000 7.625%,  4/17/2032
a
68,474
Mercedes-Benz Finance North
America, LLC
57,000 1.450%,  3/2/2026
a
53,057
44,000 5.200%,  8/3/2026
a
43,828
Michaels Companies, Inc.
40,000 5.250%,  5/1/2028
a
33,855
NCL Corporation, Ltd.
32,000 5.875%,  3/15/2026
a
31,354
73,000 5.875%,  2/15/2027
a
71,311
Nordstrom, Inc.
27,000 4.375%,  4/1/2030 24,098
38,000 4.250%,  8/1/2031 32,776
PENN Entertainment, Inc.
70,000 4.125%,  7/1/2029
a,e
58,634
PetSmart, Inc./PetSmart Finance
Corporation
120,000 4.750%,  2/15/2028
a
110,742
60,000 7.750%,  2/15/2029
a
57,029
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
88,000 5.750%,  4/15/2026
a
86,893
186,000 6.250%,  1/15/2028
a,e
181,706
Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Cyclical (2.2%) - continued
QVC, Inc.
$ 17,000 4.375%,  9/1/2028 $ 13,073
Raising Cane's Restaurants, LLC
33,000 9.375%,  5/1/2029
a
35,393
Rakuten Group, Inc.
41,000 11.250%,  2/15/2027
a
42,579
47,000 9.750%,  4/15/2029
a
46,546
Royal Caribbean Cruises, Ltd.
153,000 4.250%,  7/1/2026
a
146,909
48,000 9.250%,  1/15/2029
a
51,262
51,000 7.250%,  1/15/2030
a
52,446
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
20,000 6.625%,  3/1/2030
a
18,921
SeaWorld Parks and
Entertainment, Inc.
65,000 5.250%,  8/15/2029
a
59,934
Service Corporation International/
US
27,000 3.375%,  8/15/2030 22,904
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
14,000 6.625%,  5/1/2032
a,g
13,944
Six Flags Theme Parks, Inc.
23,000 7.000%,  7/1/2025
a
23,050
Staples, Inc.
77,000 7.500%,  4/15/2026
a
74,237
Station Casinos, LLC
47,000 4.625%,  12/1/2031
a,e
41,197
Target Corporation
80,000 2.350%,  2/15/2030 68,808
Tenneco, Inc.
88,000 8.000%,  11/17/2028
a
82,224
Toyota Motor Credit Corporation
39,000 5.550%,  11/20/2030 39,389
39,000 4.800%,  1/5/2034 37,063
Tractor Supply Company
40,000 5.250%,  5/15/2033 39,097
Tripadvisor, Inc.
14,000 7.000%,  7/15/2025
a
14,006
Uber Technologies, Inc.,
Convertible
114,000 Zero Coupon,  12/15/2025 118,275
134,000 0.875%,  12/1/2028
a
150,214
Vail Resorts, Inc., Convertible
181,000 Zero Coupon,  1/1/2026 164,258
VICI Properties, LP/VICI Note
Company, Inc.
140,000 5.750%,  2/1/2027
a
138,825
Victoria's Secret & Company
64,000 4.625%,  7/15/2029
a
50,283
Viking Cruises, Ltd.
139,000 5.875%,  9/15/2027
a
134,770
Volkswagen Group of America
Finance, LLC
14,000 3.350%,  5/13/2025
a
13,668
Wabash National Corporation
65,000 4.500%,  10/15/2028
a
58,405
Walgreens Boots Alliance, Inc.
48,000 3.200%,  4/15/2030 41,168

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Cyclical (2.2%) - continued
WASH Multifamily Acquisition, Inc.
$ 42,000 5.750%,  4/15/2026
a
$ 40,719
Wyndham Hotels & Resorts, Inc.
42,000 4.375%,  8/15/2028
a
38,511
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
65,000 7.125%,  2/15/2031
a
65,927
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
a
102,941
ZF North America Capital, Inc.
47,000 7.125%,  4/14/2030
a
48,057
Total 8,762,650
Consumer Non-Cyclical (1.9%)
1375209 B.C., Ltd.
27,000 9.000%,  1/30/2028
a,e
26,506
AbbVie, Inc.
98,000 5.500%,  3/15/2064 94,487
59,000 5.350%,  3/15/2044 57,058
AdaptHealth, LLC
118,000 4.625%,  8/1/2029
a
99,418
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
88,000 4.625%,  1/15/2027
a
84,083
91,000 3.500%,  3/15/2029
a
80,295
Altria Group, Inc.
39,000 6.200%,  11/1/2028 39,966
Amgen, Inc.
57,000 5.150%,  3/2/2028 56,494
98,000 5.250%,  3/2/2030 97,136
Anheuser-Busch InBev Worldwide,
Inc.
75,000 4.750%,  1/23/2029 73,750
117,000 5.000%,  6/15/2034 113,064
Archer-Daniels-Midland Company
40,000 4.500%,  8/15/2033 37,207
AstraZeneca Finance, LLC
87,000 1.750%,  5/28/2028 76,153
58,000 5.000%,  2/26/2034 56,420
BAT Capital Corporation
44,000 6.343%,  8/2/2030 45,112
25,000 5.834%,  2/20/2031 24,990
40,000 7.750%,  10/19/2032 44,362
20,000 6.000%,  2/20/2034 19,876
Bausch + Lomb Corporation
16,000 8.375%,  10/1/2028
a
16,524
Bausch Health Companies, Inc.
45,000 5.500%,  11/1/2025
a,e
41,915
100,000 4.875%,  6/1/2028
a
64,598
Becton, Dickinson and Company
44,000 4.693%,  2/13/2028 42,813
56,000 2.823%,  5/20/2030 48,261
BellRing Brands, Inc.
48,000 7.000%,  3/15/2030
a
48,573
BioMarin Pharmaceutical, Inc.,
Convertible
115,000 1.250%,  5/15/2027
e
112,067
Bio-Rad Laboratories, Inc.
62,000 3.300%,  3/15/2027 58,237
Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Non-Cyclical (1.9%) - continued
Bristol-Myers Squibb Company
$ 78,000 5.550%,  2/22/2054 $ 75,279
39,000 5.750%,  2/1/2031 39,868
19,000 5.900%,  11/15/2033 19,584
Campbell Soup Company
124,000 5.400%,  3/21/2034 120,969
Cargill, Inc.
84,000 2.125%,  11/10/2031
a
67,064
Catalent Pharma Solutions, Inc.
33,000 3.125%,  2/15/2029
a
31,496
Central Garden & Pet Company
125,000 4.125%,  10/15/2030
e
109,188
Charles River Laboratories
International, Inc.
33,000 4.000%,  3/15/2031
a
28,784
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
a
9,381
Chobani, LLC/Chobani Finance
Corporation, Inc.
66,000 4.625%,  11/15/2028
a
61,087
CHS/Community Health Systems,
Inc.
63,000 5.625%,  3/15/2027
a
57,685
22,000 8.000%,  12/15/2027
a
21,533
83,000 6.000%,  1/15/2029
a
72,413
52,000 5.250%,  5/15/2030
a
42,514
36,000 4.750%,  2/15/2031
a
28,099
Cigna Group
39,000 5.600%,  2/15/2054 36,733
49,000 2.400%,  3/15/2030 41,312
Constellation Brands, Inc.
39,000 4.800%,  1/15/2029 37,924
75,000 3.150%,  8/1/2029 66,914
27,000 4.900%,  5/1/2033 25,468
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
76,000 4.750%,  1/15/2029
a
70,845
56,000 6.625%,  7/15/2030
a
56,034
CVS Health Corporation
43,000 5.000%,  2/20/2026 42,571
30,000 4.300%,  3/25/2028 28,787
40,000 5.300%,  6/1/2033 38,672
117,000 4.780%,  3/25/2038 103,017
Diageo Capital plc
42,000 2.000%,  4/29/2030 34,968
70,000 5.625%,  10/5/2033 71,259
Edgewell Personal Care Company
50,000 5.500%,  6/1/2028
a
48,248
Eli Lilly & Company
78,000 5.000%,  2/9/2054 72,536
80,000 4.700%,  2/27/2033 76,888
Embecta Corporation
21,000 6.750%,  2/15/2030
a
17,951
Encompass Health Corporation
140,000 4.500%,  2/1/2028 131,412
Endo Finance Holdings, Inc.
27,000 8.500%,  4/15/2031
a,e
27,434
Energizer Holdings, Inc.
40,000 4.750%,  6/15/2028
a
36,345
70,000 4.375%,  3/31/2029
a
61,836

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Non-Cyclical (1.9%) - continued
Envista Holdings Corporation,
Convertible
$ 50,000 1.750%,  8/15/2028
a
$ 42,500
Fortrea Holdings, Inc.
22,000 7.500%,  7/1/2030
a,e
22,192
General Mills, Inc.
16,000 4.950%,  3/29/2033
e
15,326
Gilead Sciences, Inc.
44,000 5.250%,  10/15/2033 43,377
Grifols SA
79,000 4.750%,  10/15/2028
a,e
63,804
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
6,000 7.875%,  9/1/2025
a
5,755
HLF Financing SARL, LLC/
Herbalife International, Inc.
50,000 4.875%,  6/1/2029
a
29,370
Imperial Brands Finance plc
36,000 3.125%,  7/26/2024
a
35,746
Integer Holdings Corporation,
Convertible
154,000 2.125%,  2/15/2028 214,060
Jazz Investments I, Ltd.,
Convertible
154,000 2.000%,  6/15/2026 148,225
Jazz Securities DAC
45,000 4.375%,  1/15/2029
a
40,942
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
105,000 2.500%,  1/15/2027 96,219
47,000 3.625%,  1/15/2032 39,143
44,000 6.750%,  3/15/2034
a
44,890
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
27,000 9.000%,  2/15/2029
a
27,262
Kenvue, Inc.
21,000 5.000%,  3/22/2030 20,746
Keurig Dr Pepper, Inc.
69,000 3.200%,  5/1/2030 61,103
76,000 5.300%,  3/15/2034 74,001
Kraft Heinz Foods Company
41,000 6.750%,  3/15/2032 44,339
Kroger Company
37,000 4.500%,  1/15/2029 35,681
Legacy LifePoint Health, LLC
34,000 4.375%,  2/15/2027
a
31,841
LifePoint Health, Inc.
53,000 9.875%,  8/15/2030
a
55,189
33,000 11.000%,  10/15/2030
a
35,125
Mattel, Inc.
122,000 3.375%,  4/1/2026
a
116,164
McKesson Corporation
125,000 1.300%,  8/15/2026 113,904
Medline Borrower, LP/Medline Co-
Issuer, Inc.
56,000 6.250%,  4/1/2029
a
55,642
Medtronic Global Holdings SCA
41,000 4.500%,  3/30/2033 38,622
ModivCare Escrow Issuer, Inc.
27,000 5.000%,  10/1/2029
a,e
18,757
Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Non-Cyclical (1.9%) - continued
ModivCare, Inc.
$ 21,000 5.875%,  11/15/2025
a
$ 20,481
Mozart Debt Merger Sub, Inc.
92,000 3.875%,  4/1/2029
a
82,416
46,000 5.250%,  10/1/2029
a
42,825
Newell Brands, Inc.
28,000 6.375%,  9/15/2027
e
27,304
28,000 6.625%,  9/15/2029 27,045
Organon & Company/Organon
Foreign Debt Co-Issuer BV
89,000 4.125%,  4/30/2028
a
81,057
78,000 5.125%,  4/30/2031
a
67,447
Owens & Minor, Inc.
76,000 6.625%,  4/1/2030
a,e
73,742
Performance Food Group, Inc.
41,000 4.250%,  8/1/2029
a
36,752
Perrigo Finance Unlimited
Company
46,000 3.150%,  6/15/2030 42,151
Pfizer Investment Enterprises,
Private Ltd.
63,000 4.450%,  5/19/2026 61,924
Philip Morris International, Inc.
80,000 4.875%,  2/15/2028 78,634
40,000 5.625%,  11/17/2029 40,338
39,000 5.125%,  2/13/2031 37,897
40,000 5.750%,  11/17/2032 40,271
59,000 5.250%,  2/13/2034 56,914
Post Holdings, Inc.
41,000 4.625%,  4/15/2030
a
37,028
51,000 4.500%,  9/15/2031
a
44,843
Post Holdings, Inc., Convertible
160,000 2.500%,  8/15/2027 178,960
Primo Water Holdings, Inc.
100,000 4.375%,  4/30/2029
a
91,276
Procter & Gamble Company
38,000 1.200%,  10/29/2030 30,110
Roche Holdings, Inc.
57,000 5.218%,  3/8/2054
a
54,283
42,000 1.930%,  12/13/2028
a
36,413
59,000 2.076%,  12/13/2031
a
47,170
Royalty Pharma plc
87,000 1.200%,  9/2/2025 81,930
Scotts Miracle-Gro Company
32,000 4.500%,  10/15/2029 28,538
Simmons Foods, Inc.
109,000 4.625%,  3/1/2029
a
94,046
Spectrum Brands, Inc.
42,000 5.000%,  10/1/2029
a
40,921
30,000 5.500%,  7/15/2030
a,e
29,131
29,000 3.875%,  3/15/2031
a,e
27,139
Star Parent, Inc.
54,000 9.000%,  10/1/2030
a
56,487
Sysco Corporation
37,000 5.950%,  4/1/2030 37,814
Takeda Pharmaceutical Company,
Ltd.
87,000 5.000%,  11/26/2028 85,413
Tenet Healthcare Corporation
179,000 5.125%,  11/1/2027 173,169
30,000 6.125%,  10/1/2028 29,624

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Consumer Non-Cyclical (1.9%) - continued
$ 67,000 6.750%,  5/15/2031
a
$ 67,133
Teva Pharmaceutical Finance
Netherlands III BV
61,000 3.150%,  10/1/2026 56,512
Topgolf Callaway Brands
Corporation, Convertible
53,000 2.750%,  5/1/2026 59,837
Unilever Capital Corporation
50,000 5.000%,  12/8/2033 48,993
US Acute Care Solutions, LLC
28,000 6.375%,  3/1/2026
a
28,350
Viterra Finance BV
80,000 3.200%,  4/21/2031
a
67,428
Winnebago Industries, Inc.,
Convertible
88,000 3.250%,  1/15/2030
a
86,372
Wyeth, LLC
98,000 6.500%,  2/1/2034 105,536
Zoetis, Inc.
63,000 5.600%,  11/16/2032 63,334
Total 7,646,376
Energy (1.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
56,000 5.375%,  6/15/2029
a
53,288
Antero Resources Corporation
30,000 5.375%,  3/1/2030
a
28,523
Apache Corporation
59,000 4.375%,  10/15/2028 55,220
Archrock Partners, LP/Archrock
Partners Finance Corporation
120,000 6.250%,  4/1/2028
a
117,559
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
56,000 8.250%,  12/31/2028
a
57,140
Baytex Energy Corporation
55,000 8.500%,  4/30/2030
a
57,344
Borr IHC, Ltd./Borr Finance, LLC
68,000 10.375%,  11/15/2030
a
70,620
BP Capital Markets America, Inc.
152,000 4.234%,  11/6/2028 145,996
55,000 4.812%,  2/13/2033 52,574
BP Capital Markets plc
50,000 4.875%,  3/22/2030
c,h
46,702
55,000 6.450%,  12/1/2033
c,h
55,488
Buckeye Partners, LP
38,000 4.500%,  3/1/2028
a
35,395
CGG SA
14,000 8.750%,  4/1/2027
a
13,101
Cheniere Energy Partners, LP
38,000 4.500%,  10/1/2029 35,554
39,000 3.250%,  1/31/2032 32,583
62,000 5.950%,  6/30/2033 61,831
Cheniere Energy, Inc.
34,000 5.650%,  4/15/2034
a
33,275
Civitas Resources, Inc.
38,000 8.375%,  7/1/2028
a
39,641
19,000 8.625%,  11/1/2030
a
20,219
72,000 8.750%,  7/1/2031
a
76,373
Principal
Amount Long-Term Fixed Income (46.5%) Value
Energy (1.6%) - continued
CNX Resources Corporation
$ 33,000 6.000%,  1/15/2029
a
$ 31,973
CNX Resources Corporation,
Convertible
103,000 2.250%,  5/1/2026 193,218
Columbia Pipelines Holding
Company, LLC
42,000 6.055%,  8/15/2026
a
42,143
79,000 6.042%,  8/15/2028
a
79,715
Comstock Resources, Inc.
54,000 6.750%,  3/1/2029
a
50,809
38,000 5.875%,  1/15/2030
a
34,609
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
49,000 5.500%,  6/15/2031
a
45,028
Crescent Energy Finance, LLC
33,000 9.250%,  2/15/2028
a
34,863
83,000 7.625%,  4/1/2032
a
83,310
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
61,000 8.625%,  3/15/2029
a
61,462
Diamond Foreign Asset Company/
Diamond Finance, LLC
22,000 8.500%,  10/1/2030
a
23,012
Diamondback Energy, Inc.
92,000 5.750%,  4/18/2054 87,829
DT Midstream, Inc.
44,000 4.125%,  6/15/2029
a
39,880
Enbridge, Inc.
55,000 7.375%,  1/15/2083
c
53,929
52,000 7.625%,  1/15/2083
c
51,771
59,000 5.950%,  4/5/2054 57,132
20,000 5.700%,  3/8/2033 19,771
Enerflex, Ltd.
38,000 9.000%,  10/15/2027
a
38,913
Energy Transfer, LP
40,000 5.950%,  5/15/2054 37,699
66,000 8.000%,  5/15/2054
c,e
67,967
47,000 6.750%,  5/15/2025
c,h
45,871
39,000 4.400%,  3/15/2027 37,779
40,000 6.400%,  12/1/2030 41,196
Enterprise Products Operating,
LLC
38,000 4.150%,  10/16/2028 36,303
EQM Midstream Partners, LP
153,000 4.750%,  1/15/2031
a
139,801
Genesis Energy LP/Genesis
Energy Finance Corporation
87,000 8.875%,  4/15/2030 90,028
Harvest Midstream I, LP
66,000 7.500%,  9/1/2028
a
66,181
40,868 7.500%,  5/15/2032
a,g
40,919
Hess Midstream Operations, LP
40,000 5.125%,  6/15/2028
a
38,286
61,000 4.250%,  2/15/2030
a
55,052
Hilcorp Energy I, LP/Hilcorp
Finance Company
70,000 5.750%,  2/1/2029
a
67,244
27,000 6.000%,  4/15/2030
a
25,852
70,000 6.250%,  4/15/2032
a
67,588

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Energy (1.6%) - continued
Howard Midstream Energy
Partners, LLC
$ 40,000 6.750%,  1/15/2027
a
$ 39,463
ITT Holdings, LLC
55,000 6.500%,  8/1/2029
a
49,677
Kodiak Gas Services, LLC
33,000 7.250%,  2/15/2029
a
33,238
Laredo Petroleum, Inc.
96,000 7.750%,  7/31/2029
a
96,629
Marathon Oil Corporation
37,000 4.400%,  7/15/2027 35,613
MEG Energy Corporation
73,000 5.875%,  2/1/2029
a
70,627
MPLX, LP
94,000 1.750%,  3/1/2026 87,594
19,000 5.000%,  3/1/2033 17,869
Nabors Industries, Inc.
27,000 7.375%,  5/15/2027
a
26,758
69,000 9.125%,  1/31/2030
a
71,152
National Fuel Gas Company
82,000 5.500%,  1/15/2026 81,387
New Fortress Energy, Inc.
20,000 6.750%,  9/15/2025
a
19,754
22,000 8.750%,  3/15/2029
a,e
21,455
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
22,000 8.125%,  2/15/2029
a
22,350
33,000 8.375%,  2/15/2032
a
33,533
Noble Finance II, LLC
27,000 8.000%,  4/15/2030
a
27,821
Northern Oil and Gas, Inc.
56,000 8.750%,  6/15/2031
a
58,907
Northern Oil and Gas, Inc.,
Convertible
128,000 3.625%,  4/15/2029 157,862
NuStar Logistics, LP
54,000 6.375%,  10/1/2030 53,386
Occidental Petroleum Corporation
78,000 8.875%,  7/15/2030 89,180
ONEOK, Inc.
57,000 2.200%,  9/15/2025 54,296
41,000 5.550%,  11/1/2026 40,958
39,000 5.650%,  11/1/2028 39,124
Ovintiv, Inc.
46,000 5.650%,  5/15/2028
e
45,959
40,000 6.250%,  7/15/2033 40,318
PBF Holding Company, LLC/PBF
Finance Corporation
43,000 6.000%,  2/15/2028
e
41,938
Permian Resources Operating,
LLC
42,000 7.000%,  1/15/2032
a
42,815
Permian Resources Operating,
LLC, Convertible
51,000 3.250%,  4/1/2028 144,416
Pioneer Natural Resources
Company
56,000 1.900%,  8/15/2030 45,946
Pioneer Natural Resources
Company, Convertible
32,000 0.250%,  5/15/2025 93,792
Principal
Amount Long-Term Fixed Income (46.5%) Value
Energy (1.6%) - continued
Plains All American Pipeline, LP/
PAA Finance Corporation
$ 92,000 4.650%,  10/15/2025 $ 90,423
Prairie Acquiror, LP
45,000 9.000%,  8/1/2029
a
45,963
Precision Drilling Corporation
50,000 6.875%,  1/15/2029
a
49,481
Range Resources Corporation
45,000 4.750%,  2/15/2030
a
41,434
Rockcliff Energy II, LLC
59,000 5.500%,  10/15/2029
a
54,384
Rockies Express Pipeline, LLC
69,000 4.950%,  7/15/2029
a
63,434
Schlumberger Holdings
Corporation
24,000 4.300%,  5/1/2029
a
22,924
SM Energy Company
30,000 6.500%,  7/15/2028 29,756
Southwestern Energy Company
30,000 4.750%,  2/1/2032 27,017
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
27,000 5.875%,  3/1/2027 26,601
Suncor Energy, Inc.
39,000 7.150%,  2/1/2032 42,490
Sunoco, LP
82,000 7.000%,  5/1/2029
a
83,278
Sunoco, LP/Sunoco Finance
Corporation
44,000 5.875%,  3/15/2028 42,939
44,000 4.500%,  4/30/2030 39,594
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
98,000 5.500%,  1/15/2028
a
93,043
41,000 7.375%,  2/15/2029
a
41,045
Talos Production, Inc.
29,000 9.000%,  2/1/2029
a
30,597
Targa Resources Partners, LP
102,000 4.875%,  2/1/2031 95,459
Teine Energy, Ltd.
40,000 6.875%,  4/15/2029
a
38,863
TotalEnergies Capital SA
117,000 5.488%,  4/5/2054 113,844
TransCanada Trust
100,000 5.875%,  8/15/2076
c
95,865
Transocean Titan Financing, Ltd.
54,000 8.375%,  2/1/2028
a
55,434
Transocean, Inc.
80,100 8.750%,  2/15/2030
a
83,519
USA Compression Partners, LP/
USA Compression Finance
Corporation
47,000 7.125%,  3/15/2029
a
46,699
Valaris, Ltd.
56,000 8.375%,  4/30/2030
a
57,591
Venture Global Calcasieu Pass,
LLC
59,000 3.875%,  8/15/2029
a
52,128
35,000 4.125%,  8/15/2031
a
30,547

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Energy (1.6%) - continued
Venture Global LNG, Inc.
$ 101,000 8.125%,  6/1/2028
a
$ 103,269
114,000 8.375%,  6/1/2031
a
116,988
113,000 9.875%,  2/1/2032
a
120,583
Williams Companies, Inc.
69,000 4.900%,  3/15/2029 67,065
37,000 2.600%,  3/15/2031 30,634
Total 6,592,267
Financials (5.5%)
Acrisure, LLC/Acrisure Finance,
Inc.
19,000 4.250%,  2/15/2029
a
17,021
AerCap Holdings NV
32,000 5.875%,  10/10/2079
c,e
31,600
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
54,000 6.500%,  7/15/2025 54,387
103,000 3.000%,  10/29/2028 91,864
Air Lease Corporation
29,000 2.300%,  2/1/2025 28,182
17,000 3.375%,  7/1/2025 16,522
52,000 4.650%,  6/15/2026
c,h
49,012
46,000 3.125%,  12/1/2030 39,376
Aircastle, Ltd.
50,000 5.250%,  6/15/2026
a,c,h
47,241
46,000 2.850%,  1/26/2028
a
40,985
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
27,000 4.250%,  10/15/2027
a
25,186
55,000 6.750%,  4/15/2028
a
54,942
28,000 7.000%,  1/15/2031
a
28,088
Ally Financial, Inc.
59,000 5.750%,  11/20/2025
e
58,519
86,000 4.700%,  5/15/2026
c,e,h
73,007
37,000 8.000%,  11/1/2031 40,059
42,000 6.700%,  2/14/2033 41,201
American Express Company
50,000 3.550%,  9/15/2026
c,h
45,619
80,000 6.338%,  10/30/2026
c
80,638
101,000 2.550%,  3/4/2027 93,438
American Homes 4 Rent, LP
45,000 2.375%,  7/15/2031 35,657
American International Group, Inc.
79,000 5.125%,  3/27/2033 75,774
AmWINS Group, Inc.
22,000 6.375%,  2/15/2029
a
21,734
66,000 4.875%,  6/30/2029
a
59,999
Aon North America, Inc.
78,000 5.750%,  3/1/2054 75,405
Arbor Realty Trust, Inc.,
Convertible
8,000 7.500%,  8/1/2025 7,809
Ares Capital Corporation
15,000 4.250%,  3/1/2025 14,757
100,000 2.150%,  7/15/2026 91,825
47,000 5.875%,  3/1/2029 46,077
Arthur J. Gallagher & Company
59,000 5.750%,  7/15/2054 56,044
Assurant, Inc.
62,000 6.100%,  2/27/2026 61,991
Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
Australia & New Zealand Banking
Group, Ltd.
$ 85,000 2.950%,  7/22/2030
a,c
$ 81,631
Aviation Capital Group, LLC
42,000 4.875%,  10/1/2025
a
41,090
Avolon Holdings Funding, Ltd.
85,000 4.250%,  4/15/2026
a
81,742
79,000 5.750%,  3/1/2029
a
77,724
BAC Capital Trust XIV
84,000
5.991%,  (TSFR3M +
0.662%), 5/17/2024
c,h
69,328
Banco Santander Mexico SA
14,000 5.375%,  4/17/2025
a
13,909
Banco Santander SA
22,000 4.750%,  11/12/2026
c,h
18,819
Bank of America Corporation
64,000 4.200%,  8/26/2024 63,674
150,000 6.250%,  9/5/2024
c,h
149,512
71,000 6.100%,  3/17/2025
c,h
70,875
72,000 1.319%,  6/19/2026
c
68,421
146,000 1.197%,  10/24/2026
c
136,389
70,000 6.125%,  4/27/2027
c,h
69,172
60,000 1.734%,  7/22/2027
c
55,046
80,000 4.376%,  4/27/2028
c
77,323
112,000 3.593%,  7/21/2028
c
105,277
67,000 4.948%,  7/22/2028
c
65,726
70,000 5.819%,  9/15/2029
c
70,412
180,000 3.974%,  2/7/2030
c
167,308
135,000 2.687%,  4/22/2032
c
111,231
59,000 2.572%,  10/20/2032
c
47,596
82,000 2.972%,  2/4/2033
c
67,696
59,000 5.468%,  1/23/2035
c
57,376
40,000 3.846%,  3/8/2037
c
34,449
Bank of Montreal
75,000 5.266%,  12/11/2026 74,573
62,000 5.203%,  2/1/2028 61,592
40,000 3.088%,  1/10/2037
c
31,794
Bank of New York Mellon
Corporation
39,000 6.317%,  10/25/2029
c
40,304
67,000 4.596%,  7/26/2030
c
64,461
39,000 6.474%,  10/25/2034
c
41,169
Bank of Nova Scotia
93,000 4.900%,  6/4/2025
c,h
90,860
36,000 1.050%,  3/2/2026 33,199
Barclays plc
42,000 6.125%,  12/15/2025
c,h
40,372
35,000 2.852%,  5/7/2026
c
33,910
85,000 5.501%,  8/9/2028
c
83,786
57,000 4.972%,  5/16/2029
c
54,995
50,000 6.224%,  5/9/2034
c
50,134
40,000 7.119%,  6/27/2034
c
41,245
Berkshire Hathaway Finance
Corporation
120,000 2.875%,  3/15/2032 102,554
BlackRock Funding, Inc.
39,000 5.250%,  3/14/2054 36,814
Blackstone Mortgage Trust, Inc.,
Convertible
26,000 5.500%,  3/15/2027 23,335
Blue Owl Capital Corporation II
38,000 8.450%,  11/15/2026
a
38,769

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
Blue Owl Credit Income
Corporation
$ 61,000 4.700%,  2/8/2027 $ 57,647
Blue Owl Technology Finance
Corporation
19,000 4.750%,  12/15/2025
a
18,219
56,000 3.750%,  6/17/2026
a
51,754
Blue Owl Technology Finance
Corporation II
20,000 6.750%,  4/4/2029
a
19,272
BNP Paribas SA
57,000 2.819%,  11/19/2025
a,c
55,984
57,000 3.132%,  1/20/2033
a,c
47,260
BPCE SA
29,000 2.375%,  1/14/2025
a
28,279
Bread Financial Holdings, Inc.
33,000 9.750%,  3/15/2029
a
34,318
Bread Financial Holdings, Inc.,
Convertible
83,000 4.250%,  6/15/2028
a
94,620
Brixmor Operating Partnership, LP
78,000 2.250%,  4/1/2028 68,197
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
18,000 4.500%,  4/1/2027
a
15,986
Burford Capital Global Finance,
LLC
64,000 9.250%,  7/1/2031
a
66,666
Camden Property Trust
37,000 4.900%,  1/15/2034 34,773
Canadian Imperial Bank of
Commerce
71,000 3.945%,  8/4/2025 69,541
36,000 5.926%,  10/2/2026 36,336
Capital One Financial Corporation
30,000 3.950%,  9/1/2026
c,e,h
25,850
62,000 3.273%,  3/1/2030
c
54,739
Capital One NA
44,000 2.280%,  1/28/2026
c
42,745
Castlelake Aviation Finance DAC
43,000 5.000%,  4/15/2027
a
41,382
Centene Corporation
163,000 3.000%,  10/15/2030 136,636
77,000 2.625%,  8/1/2031 61,611
Charles Schwab Corporation
104,000 5.375%,  6/1/2025
c,h
102,843
83,000 0.900%,  3/11/2026 76,354
94,000 4.000%,  6/1/2026
c,h
86,609
41,000 5.875%,  8/24/2026 41,385
25,000 5.000%,  6/1/2027
c,h
23,362
56,000 2.000%,  3/20/2028 49,448
39,000 6.136%,  8/24/2034
c
39,545
Citigroup, Inc.
72,000 5.500%,  9/13/2025 71,821
45,000 1.281%,  11/3/2025
c
43,922
72,000 4.000%,  12/10/2025
c,h
68,744
95,000 3.875%,  2/18/2026
c,h
89,175
40,000 4.150%,  11/15/2026
c,h
36,720
132,000 1.122%,  1/28/2027
c
121,817
145,000 1.462%,  6/9/2027
c
132,763
81,000 3.070%,  2/24/2028
c
75,598
Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
$ 26,000 7.375%,  5/15/2028
c,e,h
$ 26,660
54,000 7.625%,  11/15/2028
c,h
55,728
150,000 4.075%,  4/23/2029
c
141,726
39,000 6.174%,  5/25/2034
c
38,705
Citizens Financial Group, Inc.
55,000 4.000%,  10/6/2026
c,h
47,135
CNA Financial Corporation
38,000 3.950%,  5/15/2024 37,978
78,000 5.125%,  2/15/2034 73,593
Coinbase Global, Inc., Convertible
117,000 0.500%,  6/1/2026 117,361
135,000 0.250%,  4/1/2030
a
121,925
Comerica, Inc.
36,000 5.625%,  7/1/2025
c,e,h
34,674
21,000 5.982%,  1/30/2030
c
20,393
Commonwealth Bank of Australia
45,000 2.688%,  3/11/2031
a
36,525
Cooperatieve Rabobank UA
29,000 1.339%,  6/24/2026
a,c
27,551
COPT Defense Properties, LP
78,000 2.250%,  3/15/2026 73,108
COPT Defense Properties, LP,
Convertible
22,000 5.250%,  9/15/2028
a
22,627
Corebridge Financial, Inc.
39,000 6.875%,  12/15/2052
c
38,608
41,000 6.050%,  9/15/2033
a
40,996
47,000 5.750%,  1/15/2034 46,170
Credit Acceptance Corporation
51,000 9.250%,  12/15/2028
a
54,073
Credit Agricole SA
37,000 3.250%,  1/14/2030
a
32,171
Credit Suisse Group AG
26,000 7.250%,  N/A
a,i
2,860
36,000 7.500%,  N/A
*,i
3,960
Dai-ichi Life Insurance Company,
Ltd.
74,000 5.100%,  10/28/2024
a,c,h
73,737
Deutsche Bank AG/New York, NY
127,000 2.129%,  11/24/2026
c
119,492
66,000 2.311%,  11/16/2027
c
60,040
56,000 6.819%,  11/20/2029
c
57,555
61,000 3.742%,  1/7/2033
c
49,027
Discover Bank
75,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
72,809
Discover Financial Services
20,000 6.700%,  11/29/2032 20,493
Diversified Healthcare Trust
32,000 Zero Coupon,  1/15/2026
a
27,518
Drawbridge Special Opportunities
Fund, LP
90,000 3.875%,  2/15/2026
a
84,858
Elevance Health, Inc.
74,000 5.350%,  10/15/2025 73,742
123,000 2.550%,  3/15/2031 102,181
Enact Holdings, Inc.
34,000 6.500%,  8/15/2025
a
33,969
Encore Capital Group, Inc.,
Convertible
71,000 4.000%,  3/15/2029 62,409

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
Extra Space Storage, LP
$ 38,000 5.900%,  1/15/2031 $ 38,187
40,000 2.400%,  10/15/2031 31,758
Fairfax Financial Holdings, Ltd.
59,000 6.350%,  3/22/2054
a
58,328
Federal Realty OP, LP, Convertible
70,000 3.250%,  1/15/2029
a
68,005
Fifth Third Bancorp
72,000 4.500%,  9/30/2025
c,h
68,639
41,000 4.772%,  7/28/2030
c
38,672
Fifth Third Bank NA
101,000 3.850%,  3/15/2026 97,016
First Horizon Bank
57,000 5.750%,  5/1/2030
e
52,608
FirstCash, Inc.
54,000 5.625%,  1/1/2030
a
50,886
Fortress Transportation and
Infrastructure Investors, LLC
22,000 9.750%,  8/1/2027
a
22,713
21,000 5.500%,  5/1/2028
a
20,155
50,000 7.000%,  5/1/2031
a
50,270
Freedom Mortgage Corporation
27,000 7.625%,  5/1/2026
a
26,879
22,000 12.000%,  10/1/2028
a
23,545
Freedom Mortgage Holdings, LLC
22,000 9.250%,  2/1/2029
a
22,116
FS KKR Capital Corporation
40,000 3.400%,  1/15/2026 37,818
38,000 2.625%,  1/15/2027 34,204
GGAM Finance, Ltd.
56,000 7.750%,  5/15/2026
a
56,889
28,000 8.000%,  6/15/2028
a
28,835
22,000 6.875%,  4/15/2029
a
21,979
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
82,000 3.750%,  12/15/2027
a
69,833
goeasy, Ltd.
44,000 9.250%,  12/1/2028
a
46,457
14,000 7.625%,  7/1/2029
a
13,997
Goldman Sachs BDC, Inc.
35,000 6.375%,  3/11/2027 35,137
Goldman Sachs Group, Inc.
40,000 5.500%,  8/10/2024
c,e,h
39,697
25,000 3.500%,  4/1/2025 24,502
25,000 4.250%,  10/21/2025 24,470
43,000 0.855%,  2/12/2026
c
41,302
48,000 3.650%,  8/10/2026
c,h
43,647
50,000 4.125%,  11/10/2026
c,h
46,223
97,000 1.948%,  10/21/2027
c
88,568
40,000 2.640%,  2/24/2028
c
36,896
166,000 3.615%,  3/15/2028
c
157,070
81,000 4.482%,  8/23/2028
c
78,256
75,000 3.814%,  4/23/2029
c
70,117
37,000 3.800%,  3/15/2030 33,846
37,000 2.615%,  4/22/2032
c
30,293
38,000 2.383%,  7/21/2032
c
30,410
Hartford Financial Services Group,
Inc.
37,000 2.800%,  8/19/2029 32,474
59,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
52,362
Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
$ 9,000 Zero Coupon,  5/1/2025
a
$ 9,230
111,000 3.750%,  8/15/2028
a
120,546
HSBC Holdings plc
13,000 6.375%,  3/30/2025
c,h
12,846
36,000 2.633%,  11/7/2025
c
35,365
35,000 1.645%,  4/18/2026
c
33,580
35,000 1.589%,  5/24/2027
c
32,068
70,000 2.251%,  11/22/2027
c
64,032
105,000 4.583%,  6/19/2029
c
100,121
60,000 4.600%,  12/17/2030
c,h
49,371
45,000 2.804%,  5/24/2032
c
36,710
HUB International, Ltd.
79,000 7.250%,  6/15/2030
a
80,159
Huntington Bancshares, Inc./OH
73,000 4.450%,  10/15/2027
c,h
64,679
93,000 5.709%,  2/2/2035
c
89,159
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
40,000 6.375%,  12/15/2025 39,283
29,000 6.250%,  5/15/2026 28,204
80,000 5.250%,  5/15/2027 73,460
ING Groep NV
76,000 1.726%,  4/1/2027
c
70,338
54,000 6.083%,  9/11/2027
c
54,253
Intercontinental Exchange, Inc.
61,000 4.350%,  6/15/2029 58,223
Intesa Sanpaolo SPA
34,000 4.198%,  6/1/2032
a,c
27,868
Invitation Homes Operating
Partnership, LP
65,000 2.000%,  8/15/2031 50,236
J.P. Morgan Chase & Company
72,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,h
72,000
105,000 5.000%,  8/1/2024
c,h
104,478
69,000 4.600%,  2/1/2025
c,h
67,872
182,000 1.561%,  12/10/2025
c
177,231
20,000 2.083%,  4/22/2026
c
19,282
55,000 3.650%,  6/1/2026
c,h
51,457
162,000 1.045%,  11/19/2026
c
150,757
76,000 1.578%,  4/22/2027
c
70,132
82,000 2.947%,  2/24/2028
c
76,327
112,000 4.005%,  4/23/2029
c
105,741
38,000 2.069%,  6/1/2029
c
33,207
149,000 4.493%,  3/24/2031
c
141,113
40,000 2.963%,  1/25/2033
c
33,236
42,000 4.912%,  7/25/2033
c
39,931
40,000 5.717%,  9/14/2033
c
39,849
37,000 5.350%,  6/1/2034
c
35,981
35,000 6.254%,  10/23/2034
c
36,245
20,000 5.336%,  1/23/2035
c
19,386
69,000 5.766%,  4/22/2035
c
69,046
J.P. Morgan Chase Bank NA
78,000 5.110%,  12/8/2026 77,482
Jane Street Group/JSG Finance,
Inc.
17,000 4.500%,  11/15/2029
a
15,463
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
23,000 5.000%,  8/15/2028
a
20,693

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
Jefferson Capital Holdings, LLC
$ 22,000 6.000%,  8/15/2026
a
$ 21,627
55,000 9.500%,  2/15/2029
a
55,960
KeyBank NA/Cleveland, OH
56,000 3.900%,  4/13/2029 49,183
75,000 5.000%,  1/26/2033 67,256
Kilroy Realty, LP
59,000 4.250%,  8/15/2029 52,633
28,000 6.250%,  1/15/2036 26,299
Kite Realty Group, LP
20,000 5.500%,  3/1/2034 19,079
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
28,000 4.250%,  2/1/2027
a
25,927
46,000 4.750%,  6/15/2029
a
41,053
Liberty Mutual Group, Inc.
15,000 4.125%,  12/15/2051
a,c
13,653
Lincoln National Corporation
40,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
30,614
Lloyds Banking Group plc
127,000 1.627%,  5/11/2027
c
116,558
M&T Bank Corporation
82,000 3.500%,  9/1/2026
c,h
63,797
Macquarie Airfinance Holdings,
Ltd.
83,000 6.400%,  3/26/2029
a
82,760
Macquarie Group, Ltd.
76,000 1.629%,  9/23/2027
a,c
68,831
Manufacturers & Traders Trust
Company
80,000 4.700%,  1/27/2028 75,738
Marsh & McLennan Companies,
Inc.
41,000 2.375%,  12/15/2031 33,288
MetLife, Inc.
72,000 3.850%,  9/15/2025
c,h
68,814
40,000 5.875%,  3/15/2028
c,h
38,872
51,000 6.400%,  12/15/2036 50,769
Metropolitan Life Global Funding I
71,000 2.950%,  4/9/2030
a
61,550
Mid-America Apartments, LP
74,000 4.200%,  6/15/2028 70,929
Mitsubishi UFJ Financial Group,
Inc.
35,000 1.412%,  7/17/2025 33,257
78,000 1.538%,  7/20/2027
c
71,315
Mizuho Financial Group, Inc.
99,000 1.554%,  7/9/2027
c
90,623
82,000 2.564%,  9/13/2031 65,219
40,000 5.748%,  7/6/2034
c
39,841
Molina Healthcare, Inc.
48,000 4.375%,  6/15/2028
a
44,518
Morgan Stanley
32,000 2.720%,  7/22/2025
c
31,755
79,000 1.164%,  10/21/2025
c
77,190
20,000 5.000%,  11/24/2025 19,792
35,000 2.630%,  2/18/2026
c
34,104
20,000 2.188%,  4/28/2026
c
19,290
126,000 0.985%,  12/10/2026
c
116,676
76,000 1.593%,  5/4/2027
c
70,048
Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
$ 80,000 1.512%,  7/20/2027
c
$ 73,056
27,000 5.123%,  2/1/2029
c
26,572
238,000 3.622%,  4/1/2031
c
213,916
40,000 2.943%,  1/21/2033
c
33,018
41,000 4.889%,  7/20/2033
c
38,629
40,000 5.250%,  4/21/2034
c
38,382
14,000 5.424%,  7/21/2034
c
13,585
32,000 5.831%,  4/19/2035
c
31,987
85,000 2.484%,  9/16/2036
c
65,570
MPT Operating Partnership, LP/
MPT Finance Corporation
32,000 5.250%,  8/1/2026
e
29,146
55,000 4.625%,  8/1/2029
e
41,157
Nasdaq, Inc.
42,000 5.350%,  6/28/2028 41,782
Nationstar Mortgage Holdings,
Inc.
46,000 6.000%,  1/15/2027
a
45,075
NatWest Group plc
37,000 4.892%,  5/18/2029
c
35,670
57,000 3.754%,  11/1/2029
c
56,271
95,000 6.475%,  6/1/2034
c
95,399
Navient Corporation
16,000 5.000%,  3/15/2027 15,084
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
18,000 4.500%,  9/30/2028
a
15,354
New York Life Global Funding
37,000 4.550%,  1/28/2033
a
34,586
39,000 5.000%,  1/9/2034
a
37,256
Nippon Life Insurance Company
135,000 5.950%,  4/16/2054
a,c
131,264
142,000 5.100%,  10/16/2044
a,c
141,076
NNN REIT, Inc.
37,000 2.500%,  4/15/2030 31,047
Nomura Holdings, Inc.
58,000 2.172%,  7/14/2028 50,261
Northern Trust Corporation
62,000 4.000%,  5/10/2027 59,862
Omega Healthcare Investors, Inc.
39,000 4.750%,  1/15/2028 37,025
38,000 3.375%,  2/1/2031 31,731
OneMain Finance Corporation
105,000 3.500%,  1/15/2027 96,601
49,000 3.875%,  9/15/2028 43,131
Panther Escrow Issuer, LLC
78,000 7.125%,  6/1/2031
a
78,405
Park Intermediate Holdings, LLC
91,000 4.875%,  5/15/2029
a
83,268
Pebblebrook Hotel Trust,
Convertible
211,000 1.750%,  12/15/2026 184,393
Pine Street Trust I
37,000 4.572%,  2/15/2029
a
34,516
PNC Bank NA
37,000 2.700%,  10/22/2029 31,581
PNC Financial Services Group,
Inc.
95,000 5.671%,  10/28/2025
c
94,913
55,000 3.400%,  9/15/2026
c,h
47,415
42,000 6.200%,  9/15/2027
c,e,h
41,173

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
$ 42,000 5.582%,  6/12/2029
c
$ 41,811
52,000 6.250%,  3/15/2030
c,h
48,885
39,000 6.875%,  10/20/2034
c
41,395
PRA Group, Inc.
14,000 7.375%,  9/1/2025
a
13,935
42,000 8.375%,  2/1/2028
a
40,970
Principal Life Global Funding II
59,000 1.250%,  8/16/2026
a
53,355
Prologis Targeted US Logistics
Fund, LP
57,000 5.250%,  4/1/2029
a
55,915
Prologis, LP
47,000 5.250%,  3/15/2054 42,902
75,000 3.375%,  12/15/2027 70,184
Provident Financing Trust I
36,000 7.405%,  3/15/2038 38,628
Prudential Financial, Inc.
40,000 5.125%,  3/1/2052
c
36,901
39,000 6.750%,  3/1/2053
c
39,782
126,000 6.500%,  3/15/2054
c
124,142
36,000 3.700%,  10/1/2050
c
30,783
Public Storage Operating
Company
42,000 5.100%,  8/1/2033 40,688
QBE Insurance Group, Ltd.
36,000 5.875%,  5/12/2025
a,c,h
35,572
Quicken Loans, LLC
70,000 3.875%,  3/1/2031
a
59,350
Realty Income Corporation
39,000 4.875%,  6/1/2026 38,499
83,000 3.200%,  1/15/2027 78,001
56,000 3.950%,  8/15/2027 53,504
Redwood Trust, Inc., Convertible
12,000 7.750%,  6/15/2027 11,392
Regency Centers, LP
60,000 5.250%,  1/15/2034 57,367
Regions Financial Corporation
41,000 2.250%,  5/18/2025 39,493
52,000 5.750%,  6/15/2025
c,e,h
50,968
Reinsurance Group of America,
Inc.
43,000 6.000%,  9/15/2033 43,180
RGA Global Funding
36,000 5.500%,  1/11/2031
a
35,417
RHP Hotel Properties, LP/RHP
Finance Corporation
14,000 4.750%,  10/15/2027 13,305
53,000 7.250%,  7/15/2028
a
53,822
RLJ Lodging Trust, LP
49,000 4.000%,  9/15/2029
a
42,498
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
55,000 3.625%,  3/1/2029
a
48,453
Santander Holdings USA, Inc.
75,000 3.450%,  6/2/2025 72,805
41,000 2.490%,  1/6/2028
c
37,152
Santander UK Group Holdings plc
79,000 1.673%,  6/14/2027
c
72,022
Service Properties Trust
27,000 7.500%,  9/15/2025 27,199
13,000 5.250%,  2/15/2026 12,505
44,000 8.625%,  11/15/2031
a
46,211
Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
Simon Property Group, LP
$ 78,000 2.650%,  7/15/2030 $ 66,547
39,000 6.250%,  1/15/2034 40,318
SLM Corporation
30,000 4.200%,  10/29/2025 29,002
Societe Generale SA
36,000 2.625%,  10/16/2024
a
35,416
35,000 1.488%,  12/14/2026
a,c
32,495
Standard Chartered plc
35,000 6.000%,  7/26/2025
a,c,e,h
34,240
59,000 2.608%,  1/12/2028
a,c
54,102
Starwood Property Trust, Inc.,
Convertible
95,000 6.750%,  7/15/2027
e
97,090
State Street Corporation
42,000 5.272%,  8/3/2026 41,873
27,000 6.700%,  3/15/2029
c,h
27,023
41,000 4.421%,  5/13/2033
c
37,870
Sumitomo Life Insurance Company
90,000 3.375%,  4/15/2081
a,c
75,962
Sumitomo Mitsui Financial Group,
Inc.
59,000 2.174%,  1/14/2027 54,110
75,000 5.716%,  9/14/2028 75,656
56,000 2.142%,  9/23/2030 45,214
55,000 5.766%,  1/13/2033 55,482
Sumitomo Mitsui Trust Bank, Ltd.
29,000 1.050%,  9/12/2025
a
27,238
Summit Hotel Properties, Inc.,
Convertible
94,000 1.500%,  2/15/2026 82,156
Synchrony Financial
34,000 4.250%,  8/15/2024 33,819
28,000 7.250%,  2/2/2033 27,321
Synovus Bank
40,000 5.625%,  2/15/2028 38,202
Toronto-Dominion Bank
33,000 8.125%,  10/31/2082
c
33,934
39,000 5.156%,  1/10/2028 38,680
61,000 5.523%,  7/17/2028 61,201
41,000 4.456%,  6/8/2032 38,038
Truist Bank
36,000 2.250%,  3/11/2030 29,171
Truist Financial Corporation
80,000 6.047%,  6/8/2027
c
80,424
38,000 1.887%,  6/7/2029
c
32,464
90,000 5.100%,  3/1/2030
c,h
81,303
55,000 5.711%,  1/24/2035
c
53,377
U.S. Bancorp
69,000 5.727%,  10/21/2026
c
68,977
67,000 4.548%,  7/22/2028
c
64,817
22,000 5.836%,  6/12/2034
c
21,746
55,000 5.678%,  1/23/2035
c
53,730
UBS Group AG
31,000 2.593%,  9/11/2025
a,c
30,616
73,000 2.193%,  6/5/2026
a,c
70,033
60,000 4.875%,  2/12/2027
a,c,h
53,873
82,000 3.869%,  1/12/2029
a,c
76,457
UDR, Inc.
83,000 3.000%,  8/15/2031 70,324
United Wholesale Mortgage, LLC
15,000 5.500%,  11/15/2025
a
14,755

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Financials (5.5%) - continued
$ 60,000 5.500%,  4/15/2029
a
$ 55,739
UnitedHealth Group, Inc.
117,000 5.375%,  4/15/2054 111,137
83,000 4.200%,  5/15/2032 76,540
USB Realty Corporation
48,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,h
37,402
Ventas Realty, LP
32,000 3.750%,  5/1/2024 32,000
Ventas Realty, LP, Convertible
100,000 3.750%,  6/1/2026
a
99,450
Vornado Realty, LP
20,000 3.400%,  6/1/2031 15,536
Wells Fargo & Company
90,000 2.406%,  10/30/2025
c
88,456
67,000 3.900%,  3/15/2026
c,h
63,549
84,000 2.188%,  4/30/2026
c
80,988
40,000
6.090%,  (TSFR3M +
0.762%), 1/15/2027
c
38,859
41,000 3.526%,  3/24/2028
c
38,690
88,000 3.584%,  5/22/2028
c
82,839
67,000 4.808%,  7/25/2028
c
65,284
56,000 7.625%,  9/15/2028
c,e,h
58,555
152,000 4.478%,  4/4/2031
c
142,827
28,000 5.389%,  4/24/2034
c
26,983
28,000 5.557%,  7/25/2034
c
27,293
36,000 6.491%,  10/23/2034
c
37,481
158,000 5.499%,  1/23/2035
c
153,479
Wells Fargo Bank NA
71,000 4.811%,  1/15/2026 70,207
Welltower OP, LLC, Convertible
162,000 2.750%,  5/15/2028
a
181,618
Westpac Banking Corporation
56,000 4.110%,  7/24/2034
c
50,986
Willis North America, Inc.
39,000 5.900%,  3/5/2054 37,399
74,000 4.500%,  9/15/2028 70,661
XHR, LP
24,000 6.375%,  8/15/2025
a
23,974
38,000 4.875%,  6/1/2029
a
34,685
Total 22,220,167
Foreign Government (<0.1%)
NBN Company, Ltd.
73,000 2.625%,  5/5/2031
a
60,835
Total 60,835
Mortgage-Backed Securities (14.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
240,605 2.000%,  1/1/2052 184,129
1,909,581 2.500%,  5/1/2051 1,528,133
1,269,917 3.500%,  5/1/2052 1,095,711
1,083,738 4.000%,  5/1/2052 977,926
1,263,879 5.000%,  7/1/2053 1,205,908
808,569 5.500%,  7/1/2053 789,191
212,120 5.000%,  8/1/2053 203,191
388,563 5.500%,  9/1/2053 379,816
Principal
Amount Long-Term Fixed Income (46.5%) Value
Mortgage-Backed Securities (14.6%) -
continued
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
$ 1,140,851 2.500%,  7/1/2030 $ 1,062,498
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
5,500,000 4.500%,  5/1/2039
g
5,317,518
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,098,505 3.500%,  5/1/2040 992,754
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
2,700,619 3.000%,  1/1/2052 2,250,183
389,242 2.000%,  2/1/2051 297,989
240,159 2.000%,  2/1/2051 183,856
1,425,126 2.500%,  2/1/2051 1,130,474
1,252,057 2.500%,  2/1/2051 1,005,653
2,581,414 2.000%,  3/1/2051 1,958,168
1,308,938 4.000%,  3/1/2051 1,194,090
2,718,730 3.000%,  3/1/2052 2,253,690
1,774,768 2.000%,  4/1/2051 1,349,077
1,651,101 3.000%,  4/1/2051 1,373,379
1,737,899 3.000%,  5/1/2050 1,459,022
455,475 2.000%,  5/1/2051 346,935
866,452 3.000%,  5/1/2051 731,167
914,346 3.000%,  6/1/2050 775,897
361,932 4.000%,  6/1/2052 324,386
391,306 5.000%,  6/1/2053 373,940
2,102,900 2.500%,  7/1/2051 1,688,975
865,990 3.500%,  7/1/2051 758,712
1,040,661 4.000%,  7/1/2052 932,765
1,028,784 2.500%,  8/1/2050 834,268
1,704,825 3.500%,  8/1/2050 1,497,400
1,954,595 3.500%,  8/1/2052 1,686,670
1,213,436 4.500%,  8/1/2052 1,123,517
262,788 5.000%,  8/1/2053 251,126
574,809 3.500%,  9/1/2052 500,217
1,344,397 3.500%,  9/1/2052 1,169,882
225,402 5.000%,  9/1/2052 214,108
284,910 4.500%,  9/1/2053 264,644
933,901 4.500%,  9/1/2053 862,496
1,794,757 4.000%,  10/1/2052 1,612,206
452,377 2.000%,  11/1/2051 345,050
758,940 3.500%,  11/1/2052 663,351
1,817,604 2.000%,  12/1/2050 1,388,980
3,506,121 4.500%,  12/1/2052 3,256,977
3,975,000 5.500%,  5/1/2041
g
3,857,940
300,000 6.000%,  5/1/2041
g
297,211
1,000,000 4.500%,  5/1/2049
g
921,414
525,000 5.000%,  5/1/2049
g
497,441
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,406,820 2.500%,  3/1/2062 1,871,081
915,436 3.500%,  7/1/2061 775,811
931,690 4.000%,  12/1/2061 823,189
Total 58,840,112

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Technology (1.6%)
Advanced Micro Devices, Inc.
$ 41,000 3.924%,  6/1/2032 $ 37,444
Akamai Technologies, Inc.,
Convertible
56,000 0.125%,  5/1/2025 63,168
121,000 0.375%,  9/1/2027 122,754
64,000 1.125%,  2/15/2029
a
62,944
Analog Devices, Inc.
20,000 2.100%,  10/1/2031 16,175
Apple, Inc.
81,000 1.650%,  2/8/2031 65,509
197,000 3.750%,  9/12/2047 152,499
Block, Inc., Convertible
40,000 0.125%,  3/1/2025 39,568
237,000 0.250%,  11/1/2027 193,629
Boost Newco Borrower, LLC
69,000 7.500%,  1/15/2031
a
71,214
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
56,000 3.875%,  1/15/2027 53,740
Broadcom, Inc.
41,000 4.000%,  4/15/2029
a
38,338
Central Parent, Inc./CDK Global,
Inc.
34,000 7.250%,  6/15/2029
a
34,372
Cisco Systems, Inc.
78,000 5.350%,  2/26/2064 74,235
Clarivate Science Holdings
Corporation
30,000 3.875%,  7/1/2028
a
27,318
Cloud Software Group, Inc.
145,000 6.500%,  3/31/2029
a
137,526
Consensus Cloud Solutions, Inc.
14,000 6.000%,  10/15/2026
a,e
13,273
CoreLogic, Inc.
17,000 4.500%,  5/1/2028
a
14,709
CSG Systems International, Inc.,
Convertible
114,000 3.875%,  9/15/2028
a
107,873
Dayforce, Inc., Convertible
29,000 0.250%,  3/15/2026 26,303
Dell International, LLC/EMC
Corporation
28,000 5.300%,  10/1/2029 27,718
Dell, Inc.
52,000 6.500%,  4/15/2038 54,207
Dye & Durham, Ltd.
42,000 8.625%,  4/15/2029
a
42,410
Euronet Worldwide, Inc.,
Convertible
95,000 0.750%,  3/15/2049 92,007
Fiserv, Inc.
60,000 2.750%,  7/1/2024 59,684
76,000 5.350%,  3/15/2031 74,916
20,000 5.600%,  3/2/2033 19,815
76,000 5.450%,  3/15/2034 74,283
Gen Digital, Inc.
2,000 6.750%,  9/30/2027
a
2,007
33,000 7.125%,  9/30/2030
a,e
33,340
Global Payments, Inc.
47,000 5.950%,  8/15/2052 44,919
18,000 2.650%,  2/15/2025 17,556
Principal
Amount Long-Term Fixed Income (46.5%) Value
Technology (1.6%) - continued
$ 63,000 4.950%,  8/15/2027 $ 61,738
37,000 3.200%,  8/15/2029 32,646
Global Payments, Inc., Convertible
218,000 1.500%,  3/1/2031
a
216,692
IBM International Capital Private,
Ltd.
58,000 5.300%,  2/5/2054 52,903
II-VI, Inc.
26,000 5.000%,  12/15/2029
a
23,987
Intel Corporation
76,000 5.600%,  2/21/2054 71,517
81,000 5.125%,  2/10/2030 80,159
InterDigital, Inc., Convertible
147,000 3.500%,  6/1/2027 199,141
Iron Mountain, Inc.
28,000 4.875%,  9/15/2027
a
26,721
120,000 5.000%,  7/15/2028
a
113,086
85,000 4.875%,  9/15/2029
a
78,435
60,000 4.500%,  2/15/2031
a
52,921
Jabil, Inc.
40,000 5.450%,  2/1/2029 39,420
Marvell Technology, Inc.
37,000 2.950%,  4/15/2031 31,102
Mastercard, Inc.
41,000 2.000%,  11/18/2031 33,016
Microchip Technology, Inc.
24,000 5.050%,  3/15/2029 23,588
Microchip Technology, Inc.,
Convertible
216,000 0.125%,  11/15/2024
e
232,200
Micron Technology, Inc.
43,000 5.300%,  1/15/2031 42,193
Moody's Corporation
40,000 4.250%,  8/8/2032 36,864
NCR Atleos Corporation
22,000 9.500%,  4/1/2029
a
23,386
NCR Voyix Corporation
87,000 5.125%,  4/15/2029
a
79,945
Neptune Bidco US, Inc.
57,000 9.290%,  4/15/2029
a
53,801
Newfold Digital Holdings Group,
Inc.
17,000 11.750%,  10/15/2028
a
18,262
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
14,000 2.700%,  5/1/2025 13,602
37,000 4.300%,  6/18/2029 34,928
ON Semiconductor Corporation,
Convertible
135,000 Zero Coupon,  5/1/2027 192,645
61,000 0.500%,  3/1/2029 58,865
Open Text Corporation
76,000 3.875%,  12/1/2029
a
66,516
70,000 4.125%,  2/15/2030
a
61,480
Oracle Corporation
138,000 6.900%,  11/9/2052 149,825
33,000 6.150%,  11/9/2029 34,033
130,000 2.950%,  4/1/2030 112,913
63,000 6.250%,  11/9/2032 65,349
PayPal Holdings, Inc.
38,000 2.850%,  10/1/2029 33,736

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Technology (1.6%) - continued
$ 58,000 2.300%,  6/1/2030 $ 48,947
Pitney Bowes, Inc.
14,000 6.875%,  3/15/2027
a,e
12,618
Progress Software Corporation,
Convertible
54,000 1.000%,  4/15/2026 54,135
21,000 3.500%,  3/1/2030
a
20,443
PTC, Inc.
30,000 3.625%,  2/15/2025
a
29,383
70,000 4.000%,  2/15/2028
a
64,849
RingCentral, Inc.
54,000 8.500%,  8/15/2030
a
54,946
Rocket Software, Inc.
34,000 9.000%,  11/28/2028
a,g
34,129
S&P Global, Inc.
41,000 2.900%,  3/1/2032 34,679
Salesforce.com, Inc.
123,000 1.950%,  7/15/2031 99,271
Seagate HDD Cayman
33,000 8.500%,  7/15/2031
a
35,234
62,760 9.625%,  12/1/2032 70,401
Semtech Corporation, Convertible
73,000 1.625%,  11/1/2027 87,709
22,000 4.000%,  11/1/2028
a
43,572
Sensata Technologies, Inc.
54,000 3.750%,  2/15/2031
a
45,634
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
20,000 4.625%,  11/1/2026
a
19,257
SS&C Technologies, Inc.
79,000 5.500%,  9/30/2027
a
76,789
Texas Instruments, Inc.
39,000 5.150%,  2/8/2054 36,556
UKG, Inc.
55,000 6.875%,  2/1/2031
a
55,105
Verint Systems, Inc., Convertible
121,000 0.250%,  4/15/2026 110,292
Viavi Solutions, Inc.
49,000 3.750%,  10/1/2029
a
41,146
Viavi Solutions, Inc., Convertible
31,000 1.625%,  3/15/2026 28,888
Vishay Intertechnology, Inc.,
Convertible
200,000 2.250%,  9/15/2030
a
191,400
VMware, LLC
80,000 1.400%,  8/15/2026 72,750
54,000 2.200%,  8/15/2031 42,690
Western Digital Corporation,
Convertible
210,000 3.000%,  11/15/2028
a
317,205
Xerox Holdings Corporation
7,000 5.000%,  8/15/2025
a
6,801
79,000 5.500%,  8/15/2028
a
68,549
Xerox Holdings Corporation,
Convertible
101,000 3.750%,  3/15/2030
a
86,611
Xilinx, Inc.
26,000 2.375%,  6/1/2030 22,096
Principal
Amount Long-Term Fixed Income (46.5%) Value
Technology (1.6%) - continued
Ziff Davis, Inc., Convertible
$ 126,000 1.750%,  11/1/2026 $ 113,951
Total 6,369,104
Transportation (0.4%)
Air Canada
27,000 3.875%,  8/15/2026
a
25,613
Air Transport Services Group, Inc.,
Convertible
93,000 3.875%,  8/15/2029
a,e
75,163
American Airlines Group, Inc.
16,000 3.750%,  3/1/2025
a
15,567
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
148,667 5.500%,  4/20/2026
a
146,942
27,253 5.750%,  4/20/2029
a
26,319
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
34,000 5.375%,  3/1/2029
a
30,242
Canadian Pacific Railway
Company
76,000 1.750%,  12/2/2026 69,320
Delta Air Lines, Inc.
82,000 4.375%,  4/19/2028
e
78,448
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
40,541 4.500%,  10/20/2025
a
39,983
ERAC USA Finance, LLC
79,000 3.850%,  11/15/2024
a
78,181
79,000 5.200%,  10/30/2034
a
76,304
Hawaiian Brand Intellectual
Property, Ltd.
44,000 5.750%,  1/20/2026
a
41,267
Hertz Corporation
18,000 5.000%,  12/1/2029
a,e
12,360
Mileage Plus Holdings, LLC
73,449 6.500%,  6/20/2027
a
73,574
Norfolk Southern Corporation
58,000 4.450%,  3/1/2033 53,999
Penske Truck Leasing Company,
LP/PTL Finance Corporation
30,000 1.200%,  11/15/2025
a
27,925
51,000 5.750%,  5/24/2026
a
51,016
39,000 1.700%,  6/15/2026
a
35,808
Rand Parent, LLC
60,000 8.500%,  2/15/2030
a,e
59,335
RXO, Inc.
57,000 7.500%,  11/15/2027
a
57,746
Ryder System, Inc.
46,000 2.850%,  3/1/2027 42,801
Southwest Airlines Company
36,000 5.125%,  6/15/2027 35,487
Southwest Airlines Company,
Convertible
167,000 1.250%,  5/1/2025 163,660
Stena International SA
44,000 7.250%,  1/15/2031
a
44,036
United Airlines, Inc.
51,000 4.375%,  4/15/2026
a
49,056

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Transportation (0.4%) - continued
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
$ 17,000 7.875%,  5/1/2027
a
$ 15,118
76,000 6.375%,  2/1/2030
a,e
58,811
Total 1,484,081
U.S. Government & Agencies (5.1%)
U.S. Treasury Bonds
2,900,000 4.750%,  11/15/2053 2,885,047
1,490,000 3.250%,  5/15/2042 1,196,831
4,470,000 3.375%,  8/15/2042 3,646,717
U.S. Treasury Notes
1,050,000 0.500%,  3/31/2025 1,005,816
2,400,000 4.250%,  12/31/2025 2,366,344
1,990,000 0.500%,  2/28/2026 1,831,888
590,000 0.500%,  4/30/2027 518,785
1,580,000 1.125%,  2/29/2028 1,378,426
3,500,000 4.125%,  7/31/2028 3,413,457
870,000 1.375%,  11/15/2031 688,184
1,000,000 4.125%,  11/15/2032 960,156
956,000 3.375%,  5/15/2033 863,985
Total 20,755,636
Utilities (1.5%)
AEP Texas, Inc.
42,000 4.700%,  5/15/2032 38,940
AES Corporation
73,000 3.950%,  7/15/2030
a
65,110
Algonquin Power & Utilities
Corporation
45,000 4.750%,  1/18/2082
c
39,031
Alliant Energy Corporation,
Convertible
69,000 3.875%,  3/15/2026 67,482
Ameren Corporation
46,000 1.750%,  3/15/2028 40,074
American Electric Power
Company, Inc.
38,000 5.200%,  1/15/2029 37,390
38,000 2.300%,  3/1/2030 31,548
20,000 5.625%,  3/1/2033 19,550
American Water Capital
Corporation
57,000 5.450%,  3/1/2054 53,760
American Water Capital
Corporation, Convertible
95,000 3.625%,  6/15/2026
a
92,435
Arizona Public Service Company
39,000 5.550%,  8/1/2033 38,230
Atmos Energy Corporation
42,000 5.900%,  11/15/2033 43,101
Calpine Corporation
52,000 4.500%,  2/15/2028
a
48,561
CenterPoint Energy, Inc.
36,000 2.500%,  9/1/2024 35,574
57,000 1.450%,  6/1/2026 52,423
57,000 2.650%,  6/1/2031 46,982
CenterPoint Energy, Inc.,
Convertible
125,000 4.250%,  8/15/2026
a
123,688
Principal
Amount Long-Term Fixed Income (46.5%) Value
Utilities (1.5%) - continued
CMS Energy Corporation,
Convertible
$ 109,000 3.375%,  5/1/2028
a
$ 106,602
Constellation Energy Generation,
LLC
59,000 5.750%,  3/15/2054 55,516
40,000 5.800%,  3/1/2033 39,980
Dominion Energy, Inc.
32,000 3.071%,  8/15/2024 31,719
46,000 3.375%,  4/1/2030 40,746
DTE Energy Company
63,000 4.220%,  11/1/2024 62,446
36,000 4.875%,  6/1/2028 35,024
Duke Energy Carolinas, LLC
119,000 5.400%,  1/15/2054 111,771
Duke Energy Corporation
49,000 3.250%,  1/15/2082
c
42,805
16,000 4.875%,  9/16/2024
c,h
15,855
96,000 2.450%,  6/1/2030 80,870
40,000 4.500%,  8/15/2032 36,825
43,000 5.750%,  9/15/2033 42,833
Duke Energy Corporation,
Convertible
233,000 4.125%,  4/15/2026 230,494
Duke Energy Ohio, Inc.
39,000 5.550%,  3/15/2054 36,816
Edison International
27,000 7.875%,  6/15/2054
c
27,438
52,000 4.950%,  4/15/2025 51,550
50,000 5.000%,  12/15/2026
c,h
46,985
Enel Finance International NV
80,000 1.375%,  7/12/2026
a
73,131
Entergy Corporation
29,000 0.900%,  9/15/2025 27,190
38,000 1.900%,  6/15/2028 32,975
Evergy, Inc.
36,000 2.450%,  9/15/2024 35,524
Evergy, Inc., Convertible
158,000 4.500%,  12/15/2027
a
158,020
Eversource Energy
91,000 4.600%,  7/1/2027 88,255
Exelon Corporation
154,000 5.600%,  3/15/2053 145,803
38,000 4.050%,  4/15/2030 35,071
Fells Point Funding Trust
100,000 3.046%,  1/31/2027
a
93,018
FirstEnergy Corporation,
Convertible
215,000 4.000%,  5/1/2026
a
212,205
Georgia Power Company
25,000 4.950%,  5/17/2033 23,800
ITC Holdings Corporation
40,000 4.950%,  9/22/2027
a
39,160
Jersey Central Power & Light
Company
81,000 2.750%,  3/1/2032
a
65,788
MidAmerican Energy Company
158,000 5.300%,  2/1/2055 146,876
National Rural Utilities Cooperative
Finance Corporation
39,000 4.850%,  2/7/2029 38,129

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (46.5%) Value
Utilities (1.5%) - continued
NextEra Energy Capital Holdings,
Inc.
$ 39,000 3.800%,  3/15/2082
c
$ 35,281
39,000 6.051%,  3/1/2025 39,077
58,000 5.749%,  9/1/2025 58,037
38,000 2.250%,  6/1/2030 31,543
NextEra Energy Capital Holdings,
Inc., Convertible
56,000 3.000%,  3/1/2027
a
61,040
NextEra Energy Operating
Partners, LP
101,000 3.875%,  10/15/2026
a
94,486
NextEra Energy Partners, LP,
Convertible
172,000 Zero Coupon,  11/15/2025
a,e
153,596
NiSource, Inc.
37,000 2.950%,  9/1/2029 32,680
Northern States Power Company/
MN
39,000 5.400%,  3/15/2054 36,991
NRG Energy, Inc.
48,000 2.000%,  12/2/2025
a
44,912
41,000 10.250%,  3/15/2028
a,c,h
44,203
24,000 3.375%,  2/15/2029
a
21,047
30,000 5.250%,  6/15/2029
a
28,374
NRG Energy, Inc., Convertible
96,000 2.750%,  6/1/2048 171,840
Pacific Gas and Electric Company
39,000 6.750%,  1/15/2053 40,207
76,000 5.550%,  5/15/2029 75,164
80,000 6.950%,  3/15/2034 84,546
PG&E Corporation
58,000 5.000%,  7/1/2028 55,264
PG&E Corporation, Convertible
257,000 4.250%,  12/1/2027
a
257,386
PPL Capital Funding, Inc.,
Convertible
130,000 2.875%,  3/15/2028 123,175
Public Service Enterprise Group,
Inc.
40,000 5.875%,  10/15/2028 40,387
37,000 1.600%,  8/15/2030 29,183
San Diego Gas & Electric
Company
39,000 5.550%,  4/15/2054 37,255
Sempra
72,000 4.875%,  10/15/2025
c,h
70,049
Southern California Edison
Company
19,000 5.950%,  11/1/2032 19,329
Southern Company
41,000 4.475%,  8/1/2024 40,840
50,000 5.700%,  10/15/2032 50,098
29,000 4.000%,  1/15/2051
c
27,664
90,000 3.750%,  9/15/2051
c
82,486
Southern Company, Convertible
227,000 3.875%,  12/15/2025 226,773
Talen Energy Supply, LLC
54,000 8.625%,  6/1/2030
a
57,134
TerraForm Power Operating, LLC
120,000 5.000%,  1/31/2028
a
111,980
Principal
Amount Long-Term Fixed Income (46.5%) Value
Utilities (1.5%) - continued
Virginia Electric and Power
Company
$ 54,000 5.350%,  1/15/2054 $ 50,085
Vistra Corporation
27,000 7.000%,  12/15/2026
a,c,h
26,670
Vistra Operations Company, LLC
82,000 5.125%,  5/13/2025
a
80,770
167,000 5.000%,  7/31/2027
a
158,938
Xcel Energy, Inc.
45,000 4.000%,  6/15/2028 42,331
60,000 4.600%,  6/1/2032 55,053
Total 5,880,973
Total Long-Term Fixed Income
(cost $196,867,861) 187,289,211
Shares Common Stock ( 31 .9% ) Value
Communications Services (2.1%)
4,057 Alphabet, Inc., Class A
j
660,398
17,067 Alphabet, Inc., Class C
j
2,809,911
2,485 Cogent Communications Holdings 159,487
14,464 Comcast Corporation 551,223
1,971 Electronic Arts, Inc. 249,962
565 Emerald Holding, Inc.
j
3,249
6,186 Meta Platforms, Inc. 2,661,032
499 Netflix, Inc.
j
274,769
8,690 QuinStreet, Inc.
j
157,202
536 Tripadvisor, Inc.
j
14,113
20,976 Verizon Communications, Inc. 828,342
21,668 Warner Brothers Discovery, Inc.
j
159,477
518 Windstream Services, LLC
j
6,346
Total 8,535,511
Consumer Discretionary (3.5%)
20,261 Amazon.com, Inc.
j
3,545,675
3,789 Aptiv plc
j
269,019
108 Booking Holdings, Inc. 372,819
1,209 Boot Barn Holdings, Inc.
j
128,722
2,169 Brunswick Corporation 174,908
86 Chipotle Mexican Grill, Inc.
j
271,726
4,398 Columbia Sportswear Company 350,213
11,066 Cooper-Standard Holdings, Inc.
j
170,748
2,325 Crocs, Inc.
j
289,160
1,578 D.R. Horton, Inc. 224,849
5,730 eBay, Inc. 295,324
2,346 Expedia Group, Inc.
j
315,842
507 Ford Motor Company 6,160
2,071 Garmin, Ltd. 299,197
1,024 Grand Canyon Education, Inc.
j
133,141
2,445 Hilton Worldwide Holdings, Inc. 482,350
2,659 Home Depot, Inc. 888,691
2,110 Lowe's Companies, Inc. 481,059
461 Lululemon Athletica, Inc.
j
166,237
1,659 McDonald's Corporation 452,973
664 Meritage Homes Corporation 110,051
12,248 Mobileye Global, Inc.
j
337,433
96 NVR, Inc.
j
714,130
370 O'Reilly Automotive, Inc.
j
374,906
75 Ross Stores, Inc. 9,716
8,134 Savers Value Village, Inc.
j
134,374
5,255 SharkNinja, Inc. 337,791
6,567 Skyline Champion Corporation
j
492,459
3,491 Sony Group Corporation ADR
e
288,252

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.9%) Value
Consumer Discretionary (3.5%) - continued
2,865 Starbucks Corporation $ 253,524
9,461 Stoneridge, Inc.
j
141,726
4,156 Tesla, Inc.
j
761,712
1,306 Texas Roadhouse, Inc. 209,979
14,142 ThredUp, Inc.
j
22,627
1,967 Wyndham Hotels & Resorts, Inc. 144,594
9,171 Yum China Holding, Inc. 334,833
Total 13,986,920
Consumer Staples (1.7%)
6,330 Altria Group, Inc. 277,317
9,890 BJ's Wholesale Club Holdings,
Inc.
j
738,585
688 Casey's General Stores, Inc. 219,871
1,866 Coca-Cola Company 115,263
127 Costco Wholesale Corporation 91,808
27,445 Coty, Inc.
j
313,971
2,749 John B. Sanfilippo & Son, Inc. 274,075
17,120 Kenvue, Inc. 322,198
4,277 Lamb Weston Holdings, Inc. 356,445
1,417 Lancaster Colony Corporation 270,378
205 PepsiCo, Inc. 36,062
7,574 Philip Morris International, Inc. 719,076
7,624 Pilgrim's Pride Corporation
j
274,617
2,318 Procter & Gamble Company 378,298
6,760 Sysco Corporation 502,403
5,631 Turning Point Brands, Inc. 162,398
6,355 Tyson Foods, Inc. 385,431
22,527 Walmart, Inc. 1,336,977
Total 6,775,173
Energy (1.7%)
1,019 Archrock, Inc. 19,555
197 Baker Hughes Company 6,426
7,171 Chesapeake Energy Corporation 644,529
403 Chevron Corporation 64,992
5,537 ConocoPhillips 695,558
14,958 Devon Energy Corporation 765,550
17,953 Enterprise Products Partners, LP 504,120
2,961 EOG Resources, Inc. 391,237
8,483 Exxon Mobil Corporation 1,003,284
15,100 Halliburton Company 565,797
1,923 Marathon Petroleum Corporation 349,448
2,499 Matador Resources Company 155,688
22,877 NOV, Inc. 422,996
554 Permian Resources Corporation 9,280
2,769 Pioneer Natural Resources
Company 745,747
1,980 Schlumberger NV 94,010
3,549 Shell plc ADR 254,321
5,687 TechnipFMC plc 145,701
5,732 Williams Companies, Inc. 219,880
Total 7,058,119
Financials (5.0%)
74 1st Source Corporation 3,670
1,557 Allstate Corporation 264,783
19,127 Ally Financial, Inc. 733,520
1,204 American Express Company 281,772
7,438 American International Group, Inc. 560,156
1,503 Ameriprise Financial, Inc. 618,920
4,770 Arch Capital Group, Ltd.
j
446,186
22,594 Bank of America Corporation 836,204
97 Bank of Marin Bancorp 1,393
Shares Common Stock (31.9%) Value
Financials (5.0%) - continued
4,821 Bank of N.T. Butterfield & Son, Ltd. $ 163,914
9,004 Bank of New York Mellon
Corporation 508,636
1,425 Berkshire Hathaway, Inc.
j
565,340
480 Berkshire Hills Bancorp, Inc. 10,234
227 BlackRock, Inc. 171,303
11,279 Bridgewater Bancshares, Inc.
j
122,716
949 Brookline Bancorp, Inc. 7,877
1,537 Brown & Brown, Inc. 125,327
2,350 Capital One Financial Corporation 337,061
5,248 Carlyle Group, Inc. 235,110
314 Cathay General Bancorp 10,814
756 Cboe Global Markets, Inc. 136,949
1,430 Central Pacific Financial
Corporation 28,514
8,525 Charles Schwab Corporation 630,424
2,996 Chubb, Ltd. 744,925
730 Citigroup, Inc. 44,771
1,766 Columbia Banking System, Inc. 33,218
5,735 Comerica, Inc. 287,725
594 Community Trust Bancorp, Inc. 24,954
90 Customers Bancorp, Inc.
j
4,110
2,923 Discover Financial Services 370,432
1,061 Ellington Credit Company 7,013
495 Enterprise Financial Services
Corporation 18,815
14,755 F.N.B. Corporation 196,832
666 FactSet Research Systems, Inc. 277,649
192 Financial Institutions, Inc. 3,306
754 First Bancshares, Inc. 18,051
65 First Citizens BancShares, Inc./NC 109,639
134 First Mid-Illinois Bancshares, Inc. 4,149
928 Fiserv, Inc.
j
141,678
4,435 Glacier Bancorp, Inc. 160,458
135 Global Payments, Inc. 16,574
467 Great Southern Bancorp, Inc. 24,004
63 Hancock Whitney Corporation 2,860
1,837 Hanmi Financial Corporation 28,106
62 Hartford Financial Services Group,
Inc. 6,007
4,545 Heartland Financial USA, Inc. 191,390
458 Heritage Financial Corporation 8,125
495 Hometrust Bancshares, Inc. 12,722
628 Hope Bancorp, Inc. 6,293
2,562 Houlihan Lokey, Inc. 326,629
301 Independent Bank Corporation 15,122
273 Independent Bank Corporation/MI 6,773
7,696 Intercontinental Exchange, Inc. 990,937
8,221 J.P. Morgan Chase & Company 1,576,295
8,605 KeyCorp 124,686
1,979 Kinsale Capital Group, Inc. 718,872
1,787 Marsh & McLennan Companies,
Inc. 356,381
808 Mastercard, Inc. 364,570
5,574 MetLife, Inc. 396,200
1,883 MGIC Investment Corporation 38,187
1,001 MidWestOne Financial Group, Inc. 20,190
269 Moody's Corporation 99,619
620 MSCI, Inc. 288,790
5,882 Nasdaq, Inc. 352,038
294 National Bank Holdings
Corporation 9,623
3,272 Northern Trust Corporation 269,580
2,828 NU Holdings, Ltd./Cayman Islands
j
30,712
1,216 OceanFirst Financial Corporation 17,948

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.9%) Value
Financials (5.0%) - continued
555 OFG Bancorp $ 20,041
4,970 PayPal Holdings, Inc.
j
337,562
68 PNC Financial Services Group,
Inc. 10,422
3,189 Prosperity Bancshares, Inc. 197,622
799 Provident Financial Services, Inc. 11,729
7,570 Radian Group, Inc. 226,116
5,543 Raymond James Financial, Inc. 676,246
2,477 RLI Corporation 350,124
2,513 SEI Investments Company 165,732
2,510 Tradeweb Markets, Inc. 255,292
3,162 Triumph Financial, Inc.
j
222,478
84 Truist Financial Corporation 3,154
115 TrustCo Bank Corporation NY 3,061
333 U.S. Bancorp 13,530
603 Visa, Inc. 161,972
1,097 Voya Financial, Inc. 74,772
19,773 Wells Fargo & Company 1,172,934
163 Westamerica Bancorporation 7,588
7,283 Western Alliance Bancorp 413,893
98 Willis Towers Watson plc 24,612
6,642 Zions Bancorp NA 270,861
Total 20,167,522
Health Care (3.6%)
3,684 Abbott Laboratories 390,393
1,142 AbbVie, Inc. 185,735
3,380 Agilent Technologies, Inc. 463,195
1,431 Align Technology, Inc.
j
404,086
1,931 Amgen, Inc. 528,978
2,170 AMN Healthcare Services, Inc.
j
130,157
6,740 AstraZeneca plc ADR 511,431
13,217 Avantor, Inc.
j
320,248
879 Biogen, Inc.
j
188,827
965 Centene Corporation
j
70,503
1,392 Charles River Laboratories
International, Inc.
j
318,768
1,293 Cigna Group 461,653
2,537 Danaher Corporation 625,675
3,166 Edwards Lifesciences Corporation
j
268,065
1,478 Elevance Health, Inc. 781,241
755 Eli Lilly & Company 589,730
5,324 Enovis Corporation
j
294,045
3,852 Gilead Sciences, Inc. 251,150
2,719 Haemonetics Corporation
j
250,012
5,895 Halozyme Therapeutics, Inc.
j
224,599
1,119 Intuitive Surgical, Inc.
j
414,724
5,802 Johnson & Johnson 838,911
2,978 Laboratory Corporation of America
Holdings 599,680
2,722 Masimo Corporation
j
365,864
6,053 Medtronic plc 485,693
6,626 Merck & Company, Inc. 856,212
646 Molina Healthcare, Inc.
j
220,997
3,088 Novo Nordisk AS ADR 396,221
15,946 Option Care Health, Inc.
j
476,626
4,206 Progyny, Inc.
j
134,844
1,465 Sarepta Therapeutics, Inc.
j
185,557
754 Stryker Corporation 253,721
1,067 Thermo Fisher Scientific, Inc. 606,824
361 UnitedHealth Group, Inc. 174,616
567 Varex Imaging Corporation
j
9,214
808 Vertex Pharmaceuticals, Inc.
j
317,390
14,101 Viemed Healthcare, Inc.
j
115,487
4,349 Zimmer Biomet Holdings, Inc. 523,098
Shares Common Stock (31.9%) Value
Health Care (3.6%) - continued
2,373 Zoetis, Inc. $ 377,877
Total 14,612,047
Industrials (4.3%)
3,203 Advanced Drainage Systems, Inc. 502,871
924 AECOM 85,341
7,900 Air Lease Corporation 396,896
2,196 AMETEK, Inc. 383,553
324 Armstrong World Industries, Inc. 37,221
1,309 Automatic Data Processing, Inc. 316,634
709 Axon Enterprise, Inc.
j
222,385
1,661 AZEK Company, Inc.
j
75,808
12,196 Badger Infrastructure Solutions,
Ltd. 398,220
807 Carlisle Companies, Inc. 313,318
1,618 Caterpillar, Inc. 541,334
1,640 Cimpress plc
j
139,843
30,362 CNH Industrial NV
j
346,127
24,593 CSX Corporation 816,979
716 Curtiss-Wright Corporation 181,449
8,824 Delta Air Lines, Inc. 441,818
5,892 ExlService Holdings, Inc.
j
170,868
1,999 Expeditors International of
Washington, Inc. 222,509
13,611 Fastenal Company 924,731
1,456 Ferguson plc 305,614
8,390 Flowserve Corporation 395,672
5,822 Fluor Corporation
j
234,801
2,088 General Dynamics Corporation 599,444
78 Gorman-Rupp Company 2,587
534 Graco, Inc. 42,827
3,895 Greenbrier Companies, Inc. 192,374
4,646 Helios Technologies, Inc. 209,535
2,439 Honeywell International, Inc. 470,069
11,761 Howmet Aerospace, Inc. 785,047
2,849 Ingersoll Rand, Inc. 265,869
782 Jacobs Solutions, Inc. 112,240
16,827 Janus International Group, Inc.
j
242,477
1,883 JB Hunt Transport Services, Inc. 306,119
1,985 L3Harris Technologies, Inc. 424,889
1,183 Lincoln Electric Holdings, Inc. 259,704
13,617 Masterbrand, Inc.
j
226,995
3,202 Maximus, Inc. 257,057
4,459 Miller Industries, Inc. 217,198
1,269 Moog, Inc. 201,860
666 Northrop Grumman Corporation 323,030
1,507 Old Dominion Freight Line, Inc. 273,837
1,263 Owens Corning, Inc. 212,449
1,160 Pentair plc 91,744
1,635 Quanta Services, Inc. 422,746
665 Rockwell Automation, Inc. 180,188
8,688 Schneider National, Inc. 179,668
533 Simpson Manufacturing Company,
Inc. 92,683
2,745 Tennant Company 319,738
6,844 Timken Company 610,622
1,192 Trane Technologies plc 378,269
7,196 Uber Technologies, Inc.
j
476,879
5,353 United Parcel Service, Inc. 789,460
843 United Rentals, Inc. 563,116
Total 17,184,712
Information Technology (6.9%)
1,501 Adobe, Inc.
j
694,708

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.9%) Value
Information Technology (6.9%) - continued
3,965 Advanced Micro Devices, Inc.
j
$ 627,977
1,655 Amphenol Corporation 199,874
20,155 Apple, Inc. 3,433,001
2,944 Applied Materials, Inc. 584,826
183 Arista Networks, Inc.
j
46,950
1,806 ASGN, Inc.
j
174,189
993 Autodesk, Inc.
j
211,360
363 Broadcom, Inc. 471,998
1,655 CDW Corporation 400,278
7,941 Ciena Corporation
j
367,112
17,477 Cisco Systems, Inc. 821,069
5,257 Cohu, Inc.
j
159,392
2,026 Crane NXT Company 123,201
350 DocuSign, Inc.
j
19,810
11,270 Dropbox, Inc.
j
261,013
1,737 Enphase Energy, Inc.
j
188,916
1,184 Fabrinet
j
204,915
1,188 FormFactor, Inc.
j
52,973
4,610 Fortinet, Inc.
j
291,260
11,611 Gilat Satellite Networks, Ltd.
j
57,474
1,788 GoDaddy, Inc.
j
218,815
2,457 Guidewire Software, Inc.
j
271,253
619 Insight Enterprises, Inc.
j
113,011
1,404 International Business Machines
Corporation 233,345
4,084 JFrog, Ltd.
j
162,870
349 KLA Corporation 240,562
12,455 Knowles Corporation
j
197,163
128 Lam Research Corporation 114,484
719 Littelfuse, Inc. 165,830
12,734 Microsoft Corporation 4,957,728
110 Motorola Solutions, Inc. 37,307
476 NetApp, Inc. 48,652
1,863 NICE, Ltd. ADR
j
416,399
4,516 NVIDIA Corporation 3,901,914
2,667 ON Semiconductor Corporation
j
187,117
813 Onto Innovation, Inc.
j
150,803
2,752 Plexus Corporation
j
277,980
10,563 QUALCOMM, Inc. 1,751,874
69 RingCentral, Inc.
j
2,044
2,807 Salesforce, Inc. 754,915
11,532 Samsung Electronics Company,
Ltd. 641,025
1,084 ServiceNow, Inc.
j
751,570
3,531 Shopify, Inc.
j
247,876
1,138 Silicon Laboratories, Inc.
j
138,256
1,347 Sprout Social, Inc.
j
67,956
3,600 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 494,424
1,160 TE Connectivity, Ltd. 164,117
9,007 Trimble, Inc.
j
541,050
29,015 TTM Technologies, Inc.
j
433,194
643 Tyler Technologies, Inc.
j
296,777
522 Universal Display Corporation 82,466
6,856 Varonis Systems, Inc.
j
299,950
598 VeriSign, Inc.
j
101,349
1,411 Workiva, Inc.
j
111,187
Total 27,967,559
Materials (1.2%)
1,668 Albemarle Corporation
e
200,677
4,284 Alcoa Corporation 150,540
7,919 Ball Corporation 550,925
1,797 Carpenter Technology Corporation 154,003
Shares Common Stock (31.9%) Value
Materials (1.2%) - continued
5,221 CF Industries Holdings, Inc. $ 412,302
4,212 Corteva, Inc. 227,996
103 Eagle Materials, Inc. 25,823
3,467 Eastman Chemical Company 327,423
37 Ecolab, Inc. 8,368
1,481 Greif, Inc. 90,756
4,443 Ingevity Corporation
j
227,215
15,324 Ivanhoe Mines, Ltd.
j
207,711
1,314 Linde plc 579,421
3,597 Nucor Corporation 606,202
4,538 Steel Dynamics, Inc. 590,485
15,244 Tronox Holdings plc 258,996
948 United States Lime & Minerals, Inc. 293,880
Total 4,912,723
Real Estate (0.9%)
718 Acadia Realty Trust 12,407
3,425 Agree Realty Corporation 195,978
2,587 Alexandria Real Estate Equities,
Inc. 299,756
1,692 AvalonBay Communities, Inc. 320,752
351 CareTrust REIT, Inc. 8,677
2,294 CBRE Group, Inc.
j
199,326
3,855 Crown Castle, Inc. 361,522
26,197 Cushman and Wakefield plc
j
252,801
803 EastGroup Properties, Inc. 124,754
134 Equinix, Inc. 95,289
6,401 Essential Properties Realty Trust,
Inc. 168,602
1,177 Extra Space Storage, Inc. 158,047
18,490 Healthcare Realty Trust, Inc. 263,113
13,000 Independence Realty Trust, Inc. 205,010
211 Kite Realty Group Trust 4,600
8,633 National Storage Affiliates Trust 302,500
9 NNN REIT, Inc. 365
2,326 Phillips Edison and Company, Inc. 76,060
2,408 SBA Communications Corporation 448,177
633 STAG Industrial, Inc. 21,769
2,517 Terreno Realty Corporation 136,799
Total 3,656,304
Utilities (1.0%)
1,759 ALLETE, Inc. 104,168
6,008 Alliant Energy Corporation 299,198
505 American Water Works Company,
Inc. 61,772
10,441 CenterPoint Energy, Inc. 304,251
2,811 Constellation Energy Corporation 522,677
4,402 Duke Energy Corporation 432,541
4,053 Entergy Corporation 432,334
6,231 Evergy, Inc. 326,816
11,444 NiSource, Inc. 318,830
1,454 Northwestern Energy Group, Inc. 73,340
3,010 Portland General Electric
Company 130,122
5,356 Public Service Enterprise Group,
Inc. 369,992
2,000 Spire, Inc. 123,580
2,423 UGI Corporation 61,932

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (31.9%) Value
Utilities (1.0%) - continued
5,691 Xcel Energy, Inc. $ 305,777
Total 3,867,330
Total Common Stock
(cost $91,994,032) 128,723,920
Shares
Registered Investment
Companies ( 13 .1% ) Value
U.S. Affiliated  (11.7%)
2,554,576 Thrivent Core Emerging Markets
Debt Fund 20,104,516
2,634,245 Thrivent Core International Equity
Fund 27,001,015
Total 47,105,531
U.S. Unaffiliated  (1.4%)
22,816 Aberdeen Asia-Pacific Income
Fund, Inc. 57,040
8,000 AllianceBernstein Global High
Income Fund, Inc. 83,200
10,886 Allspring Income Opportunities
Fund 70,215
2,333 BlackRock Core Bond Trust 24,053
7,782 BlackRock Corporate High Yield
Fund, Inc. 75,174
8,355 BlackRock Credit Allocation
Income Trust 84,553
904 BlackRock Debt Strategies Fund,
Inc. 9,655
1,650 BlackRock Enhanced Equity
Dividend Trust 13,233
8,394 BlackRock Enhanced Global
Dividend Trust 84,444
4,400 BlackRock Enhanced International
Dividend Trust 23,144
250 BlackRock Floating Rate Income
Strategies Fund, Inc. 3,250
1,633 BlackRock Income Trust, Inc. 18,355
2,649 BlackRock Multi-Sector Income
Trust 40,529
6,163 Blackstone Strategic Credit 2027
Term Fund 72,600
7,137 Eaton Vance Limited Duration
Income Fund 67,016
2,650 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund 21,200
5,975 First Trust High Income Long/Short
Fund 69,668
1,444 Invesco Dynamic Credit
Opportunities Fund
k
15,101
7,000 Invesco Preferred ETF 79,240
2,096 iShares Biotechnology ETF 266,024
38,301 iShares Broad USD High Yield
Corporate Bond ETF
e
1,376,538
3,349 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
351,612
5,523 iShares Preferred and Income
Securities ETF 170,992
17,275 Nuveen Credit Strategies Income
Fund 95,358
4,351 Nuveen Preferred Income
Opportunities Fund 30,631
7,147 PGIM Global High Yield Fund, Inc. 82,262
7,283 PGIM High Yield Bond Fund, Inc. 91,329
Shares
Registered Investment
Companies (13.1%) Value
U.S. Unaffiliated  (1.4%)- continued
1,869 Pimco Dynamic Income Fund
e
$ 35,530
9,359 SPDR Bloomberg High Yield Bond
ETF
e
874,411
3,988 SPDR S&P Biotech ETF
e
337,465
509 Tri-Continental Corporation 15,061
9,970 Vanguard Intermediate-Term
Corporate Bond ETF 781,249
3,600 Vanguard Short-Term Corporate
Bond ETF 275,652
2,950 Virtus Convertible & Income Fund 9,322
4,842 Virtus Dividend, Interest &
Premium Strategy Fund 58,007
575 Virtus Equity & Convertible Income
Fund 12,501
12,371 Voya Global Equity Dividend &
Premium Opportunity Fund 63,463
17,428 Western Asset High Income
Opportunity Fund, Inc. 64,658
Total 5,903,735
Total Registered Investment
Companies (cost $54,894,006) 53,009,266
Shares
Collateral Held for Securities
Loaned ( 1 .6% ) Value
6,271,011 Thrivent Cash Management Trust 6,271,011
Total Collateral Held for
Securities Loaned
(cost $6,271,011) 6,271,011
Shares Preferred Stock ( 0 .7% ) Value
Basic Materials (0.1%)
5,252 Albemarle Corporation,
Convertible, 7.250%
j
288,177
Total 288,177
Communications Services (<0.1%)
7,175 AT&T, Inc., 4.750%
h
140,917
3,000 Telephone and Data Systems, Inc.,
6.000%
h
45,120
Total 186,037
Energy (<0.1%)
1,450 Energy Transfer, LP, 7.600%
c,h
36,163
1,145 Nustar Logistics, LP, 12.324%
c
29,037
Total 65,200
Financials (0.5%)
2,475 AEGON Funding Company, LLC,
5.100% 52,049
5,200 Allstate Corporation, 5.100%
h
111,488
3,557 Apollo Global Management, Inc.,
Convertible, 6.750% 216,906
5,600 Bank of America Corporation,
4.250%
h
102,480
246 Bank of America Corporation,
Convertible, 7.250%
h
282,900
5,050 Capital One Financial Corporation,
5.000%
h
97,566
2,875 Equitable Holdings, Inc., 5.250%
h
62,675
4,500 J.P. Morgan Chase & Company,
4.200%
h
85,590

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

p
Shares Preferred Stock (0.7%) Value
Financials (0.5%) - continued
3,350 J.P. Morgan Chase & Company,
4.750%
h
$ 71,388
3,150 KeyCorp, 6.200%
c,h
70,560
2,600 Morgan Stanley, 4.250%
h
48,282
2,290 Morgan Stanley, 5.850%
c,h
54,868
2,800 Morgan Stanley, 7.125%
c,h
70,644
2,875 Public Storage, 4.125%
h
52,641
1,125 Public Storage, 4.625%
h
23,153
300 Public Storage, 4.700%
h
6,207
775 Regions Financial Corporation,
5.700%
c,h
16,942
725 Synovus Financial Corporation,
5.875%
c,h
18,009
2,650 U.S. Bancorp, 4.000%
h
45,739
4,500 Wells Fargo & Company, 4.250%
h
83,160
2,350 Wells Fargo & Company, 4.750%
h
47,870
296 Wells Fargo & Company,
Convertible, 7.500%
h
339,050
Total 1,960,167
Utilities (0.1%)
4,150 CMS Energy Corporation, 4.200%
h
76,775
4,857 NextEra Energy, Inc., Convertible,
6.926%
e
197,923
2,750 Southern Company, 4.950% 58,768
Total 333,466
Total Preferred Stock
(cost $3,209,625) 2,833,047
Shares or
Principal
Amount Short-Term Investments ( 10 .2% ) Value
Federal Home Loan Bank Discount
Notes
1,200,000 5.210%, 5/21/2024
l,m
1,196,307
100,000 5.230%, 6/7/2024
l,m
99,443
500,000 5.220%, 6/20/2024
l,m
496,264
800,000 5.240%, 7/10/2024
l,m
791,788
100,000 5.250%, 7/17/2024
l,m
98,872
100,000 5.260%, 7/24/2024
l,m
98,771
Thrivent Core Short-Term Reserve
Fund
3,801,267 5.580% 38,012,667
U.S. Treasury Bills
100,000 5.232%, 5/16/2024
l,n
99,780
Total Short-Term Investments
(cost $40,885,408) 40,893,892
Total Investments (cost
$394,121,943) 104.0% $ 419,020,347
Other Assets and Liabilities, Net
(4.0%) (15,952,742)
Total Net Assets 100.0% $ 403,067,605
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $60,608,593 or 15.0% of
total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
c Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Balanced
Income Plus Fund as of April 30, 2024 was $3,960 or
0.00% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 11/30/2018 $ 38,508
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Balanced Income Plus
Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,342,939
Common Stock 2,505,390
Total lending $5,848,329
Gross amount payable upon return of
collateral for securities loaned $6,271,011
Net amounts due to counterparty $422,682

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 43,275,809
Gross unrealized depreciation (19,218,561)
Net unrealized appreciation (depreciation) $ 24,057,248
Cost for federal income tax purposes $ 394,575,253

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Balanced Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 15,726,542 – 15,726,542 –
Basic Materials 2,456,937 – 2,456,937 –
Capital Goods 4,910,910 – 4,910,910 –
Collateralized Mortgage Obligations 18,703,356 – 18,703,356 –
Commercial Mortgage-Backed Securities 1,433,488 – 1,433,488 –
Communications Services 5,445,777 – 5,445,777 –
Consumer Cyclical 8,762,650 – 8,762,650 –
Consumer Non-Cyclical 7,646,376 – 7,646,376 –
Energy 6,592,267 – 6,592,267 –
Financials 22,220,167 – 22,220,167 –
Foreign Government 60,835 – 60,835 –
Mortgage-Backed Securities 58,840,112 – 58,840,112 –
Technology 6,369,104 – 6,369,104 –
Transportation 1,484,081 – 1,484,081 –
U.S. Government & Agencies 20,755,636 – 20,755,636 –
Utilities 5,880,973 – 5,880,973 –
Common Stock
Communications Services 8,535,511 8,529,165 6,346 –
Consumer Discretionary 13,986,920 13,986,920 – –
Consumer Staples 6,775,173 6,775,173 – –
Energy 7,058,119 7,058,119 – –
Financials 20,167,522 20,167,522 – –
Health Care 14,612,047 14,612,047 – –
Industrials 17,184,712 16,786,492 398,220 –
Information Technology 27,967,559 27,326,534 641,025 –
Materials 4,912,723 4,705,012 207,711 –
Real Estate 3,656,304 3,656,304 – –
Utilities 3,867,330 3,867,330 – –
Registered Investment Companies
U.S. Unaffiliated 5,903,735 5,888,634 – 15,101
Preferred Stock
Basic Materials 288,177 288,177 – –
Communications Services 186,037 186,037 – –
Energy 65,200 65,200 – –
Financials 1,960,167 1,960,167 – –
Utilities 333,466 333,466 – –
Short-Term Investments 2,881,225 – 2,881,225 –
Subtotal Investments in Securities $ 327,631,138 $ 136,192,299 $ 191,423,738 $ 15,101
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 47,105,531
Affiliated Short-Term Investments 38,012,667
Collateral Held for Securities Loaned 6,271,011
Subtotal Other Investments $ 91,389,209
Total Investments at Value $ 419,020,347
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Balanced Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 1,198,715 1,149,281 49,434 –
Credit Default Swaps 9,301 – 9,301 –
Total Asset Derivatives $ 1,208,016 $ 1,149,281 $ 58,735 $ –
Liability Derivatives
Futures Contracts 1,595,862 1,595,862 – –
Total Liability Derivatives $ 1,595,862 $ 1,595,862 $ – $ –
The following table presents Balanced Income Plus Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$2,828,645 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 39 June 2024 $ 4,306,561 ( $ 116,499 )
CBOT 2-Yr. U.S. Treasury Note 89 June 2024 18,230,167 (193,761)
CBOT 5-Yr. U.S. Treasury Note 29 June 2024 3,099,904 (62,381)
CBOT U.S. Long Bond 26 June 2024 3,096,256 (137,131)
CME E-mini S&P 500 Index 53 June 2024 13,756,087 (328,537)
CME Ultra Long Term U.S. Treasury Bond 72 June 2024 9,196,523 (588,023)
ICE mini MSCI EAFE Index 51 June 2024 5,913,135 (131,010)
ICE US mini MSCI Emerging Markets Index 78 June 2024 4,102,320 (38,520)
Total Futures Long Contracts $ 61,700,953 ( $ 1,595,862 )
CME E-mini Russell 2000 Index (92) June 2024 ( $ 9,711,710 ) $ 577,950
CME E-mini S&P Mid-Cap 400 Index (37) June 2024 (11,094,824) 449,184
CME Euro Foreign Exchange Currency (33) June 2024 (4,535,278) 122,147
Eurex Euro STOXX 50 Index (84) June 2024 (4,423,210) 49,434
Total Futures Short Contracts ( $ 29,765,022 ) $ 1,198,715
Total Futures Contracts $ 31,935,931 ( $ 397,147 )

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents Balanced Income Plus Fund's swaps contracts held as of April 30, 2024. Investments totaling $99,780 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 915,000 $ – $ 9,301 $ 9,301
Total Credit Default Swaps $ – $ 9,301 $ 9,301
1 As the buyer of protection, Balanced Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Balanced Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Balanced Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Balanced Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 122,147
Total Foreign Exchange Contracts 122,147
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,076,568
Total Equity Contracts 1,076,568
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) 9,301
Total Credit Contracts 9,301
Total Asset Derivatives $ 1,208,016
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 498,067
Total Equity Contracts 498,067
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 1,097,795
Total Interest Rate Contracts 1,097,795
Total Liability Derivatives $ 1,595,862
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (416,776)
Total Interest Rate Contracts (416,776)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts (445,692)
Total Equity Contracts (445,692)
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (57,640)
Total Foreign Exchange Contracts (57,640)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (69,950)
Total Credit Contracts (69,950)
Total ( $ 990,058 )
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Balanced Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 69,744
Total Foreign Exchange Contracts 69,744
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (182,294)
Total Equity Contracts (182,294)
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,198,331
Total Interest Rate Contracts 1,198,331
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (4,415)
Total Credit Contracts (4,415)
Total $ 1,081,366
The following table presents Balanced Income Plus Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $ 18,700,496
Futures - Short (22,430,946)
Interest Rate Contracts
Futures - Long 30,300,339
Foreign Exchange Contracts
Futures - Short (4,226,316)
Credit Contracts
Credit Default Swaps - Buy Protection (48,843)

Balanced Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Balanced Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 18,474 $ 599 $ 500 $ 20,105 2,555 5.0%
Core International Equity 25,028 982 2,100 27,001 2,634 6.7
Total U.S. Affiliated Registered Investment
Companies 43,502 47,106 11.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 33,220 98,804 94,011 38,013 3,801 9.4
Total Affiliated Short-Term Investments 33,220 38,013 9.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,488 45,596 42,813 6,271 6,271 1.6
Total Collateral Held for Securities Loaned 3,488 6,271 1.6
Total Value $ 80,210 $ 91,390
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($116) $1,648 $ – $599
Core International Equity 70 3,021 – 983
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 993
Total Income/Non Cash Income from Affiliated Investments $2,575
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 23
Total Affiliated Income from Securities Loaned, Net $23
Total ($46) $4,669 $ –

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 78.8% ) Value
Communications Services (4.9%)
178,792 Alphabet, Inc., Class C
a
$ 29,436,315
21,107 Altice USA, Inc.
a
40,737
7,235 AMC Networks, Inc.
a
76,836
584,094 Auto Trader Group plc
b
5,063,779
2,645 Bandwidth, Inc.
a
48,139
37,500 Capcom Company, Ltd. 617,341
9,911 CAR Group, Ltd. 214,905
67,487 Cargurus, Inc.
a
1,515,758
2,847 Cogeco Communications, Inc. 112,854
131,744 Comcast Corporation 5,020,764
5,313 E.W. Scripps Company
a
19,977
7,678 Electronic Arts, Inc. 973,724
4,336 Emerald Holding, Inc.
a
24,932
2,803 Entravision Communications
Corporation
c
5,858
15,293 iHeartMedia, Inc.
a
32,115
58,548 Imax Corporation
a
937,353
41,097 Integral Ad Science Holding
Corporation
a
394,120
5,165 Interpublic Group of Companies,
Inc. 157,223
10,235 Ipsos SA 684,903
5,443 Iridium Communications, Inc. 167,590
124,200 KDDI Corporation 3,446,401
4,559 Liberty Global, Ltd., Class A
a
72,465
8,187 Liberty Latin America, Ltd., Class
A
a
61,812
1,476 Liberty Media Corporation-Liberty
Live Group
a
55,084
1,171 Live Nation Entertainment, Inc.
a
104,114
61,548 Lumen Technologies, Inc.
a,c
73,242
2,465 Match Group, Inc.
a
75,971
53,856 Meta Platforms, Inc. 23,167,236
198,290 MFE-MediaForEurope NV 582,165
59,634 Moneysupermarket.com Group plc 159,771
40,400 Nintendo Company, Ltd. 1,970,268
2,959,400 Nippon Telegraph and Telephone
Corporation 3,195,153
953 Omnicom Group, Inc. 88,477
33,124 Pinterest, Inc.
a
1,107,998
5,034 Publicis Groupe SA 555,487
36,671 QuinStreet, Inc.
a
663,378
5,561 Roku, Inc.
a
320,647
12,082 Scout24 SE
b
887,516
2,729 Sinclair, Inc. 33,567
15,600 SoftBank Group Corporation 767,217
2,421 TechTarget, Inc.
a
66,577
7,635 Telephone and Data Systems, Inc. 119,488
19,195 Trade Desk, Inc.
a
1,590,306
56,000 TV Asahi Holdings Corporation 734,446
190,421 Verizon Communications, Inc. 7,519,725
282,595 Warner Brothers Discovery, Inc.
a
2,079,899
Total 95,043,633
Consumer Discretionary (8.4%)
147 Adient plc
a
4,391
33,815 Amadeus IT Holding SA 2,146,375
172,449 Amazon.com, Inc.
a
30,178,575
1,073 American Axle & Manufacturing
Holdings, Inc.
a
7,876
14,687 American Eagle Outfitters, Inc. 356,307
44,974 Aptiv plc
a
3,193,154
196,331 Aristocrat Leisure, Ltd. 5,010,352
6,334 Autoliv, Inc. 758,750
12,994 B&M European Value Retail SA 83,858
Shares Common Stock (78.8%) Value
Consumer Discretionary (8.4%) - continued
17,423 Bayerische Motoren Werke AG $ 1,898,227
774 Beazer Homes USA, Inc.
a
21,695
13,506 Berkeley Group Holdings plc 793,147
2,032 Best Buy Company, Inc. 149,636
964 Booking Holdings, Inc. 3,327,757
10,100 Boot Barn Holdings, Inc.
a
1,075,347
2,945 Buckle, Inc. 110,114
485 Carvana Company
a
40,216
34 Cavco Industries, Inc.
a
12,383
9,771 Cedar Fair, LP 377,845
20,901 Cheesecake Factory, Inc. 721,503
519 Chipotle Mexican Grill, Inc.
a
1,639,832
22,042 Columbia Sportswear Company 1,755,204
37,772 Compagnie Generale des
Etablissements Michelin SCA 1,451,152
241,067 Compass Group plc 6,704,956
145 Container Store Group, Inc.
a
122
938 Coursera, Inc.
a
9,586
1,021 Culp, Inc.
a
4,656
20,929 D.R. Horton, Inc. 2,982,173
15,007 Dana, Inc. 186,537
651 Darden Restaurants, Inc. 99,870
1,054 Deckers Outdoor Corporation
a
862,667
4,400 Denso Corporation 74,990
2,216 Dollarama, Inc. 184,858
1,581 DoorDash, Inc.
a
204,360
62 Dorman Products, Inc.
a
5,422
78,473 eBay, Inc. 4,044,498
632 El Pollo Loco Holdings, Inc.
a
5,385
1,939 Etsy, Inc.
a
133,151
10,402 Everi Holdings, Inc.
a
84,984
29,866 Expedia Group, Inc.
a
4,020,860
1,200 Fast Retailing Company, Ltd. 313,763
5,396 Five Below, Inc.
a
789,651
186 Fox Factory Holding Corporation
a
7,239
15,939 Gap, Inc. 327,068
25,401 Gentex Corporation 871,254
3,857 Genuine Parts Company 606,359
5,593 Goodyear Tire & Rubber
Company
a
66,892
75 Graham Holdings Company 52,603
3,884 Grand Canyon Education, Inc.
a
504,998
2,611 Green Brick Partners, Inc.
a
141,333
21,899 Hanesbrands, Inc.
a
99,859
1,030 Harley-Davidson, Inc. 35,422
12,400 Haseko Corporation 149,808
20,300 Heiwa Corporation 254,298
3,890 Hilton Worldwide Holdings, Inc. 767,419
20,953 Home Depot, Inc. 7,002,912
224,600 Honda Motor Company, Ltd. 2,555,405
13,065 Industria de Diseno Textil SA 594,863
32,970 InterContinental Hotels Group plc 3,215,689
20,965 JB Hi-Fi, Ltd. 818,097
3,829 Kering SA 1,341,948
5,248 Kohl's Corporation 125,637
14,741 Laureate Education, Inc. 213,744
10,431 Lear Corporation 1,312,950
2,825 Leggett & Platt, Inc. 51,048
1,654 Lennar Corporation 250,779
1,788 Light & Wonder, Inc.
a
159,597
13,168 LKQ Corporation 567,936
489,276 Lottery Corporation, Ltd. 1,526,289
21,987 Lowe's Companies, Inc. 5,012,816
3,069 Lululemon Athletica, Inc.
a
1,106,681

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Consumer Discretionary (8.4%) - continued
4,446 LVMH Moet Hennessy Louis
Vuitton SE $ 3,652,112
369 M/I Homes, Inc.
a
42,885
3,392 Meritage Homes Corporation 562,190
33,570 Mobileye Global, Inc.
a
924,854
9,075 Modine Manufacturing Company
a
840,617
3,176 Mohawk Industries, Inc.
a
366,256
31,319 Next plc 3,512,667
4,966 Nordstrom, Inc. 94,404
168 NVR, Inc.
a
1,249,727
45,800 Oriental Land Company, Ltd. 1,263,702
23,700 Panasonic Holdings Corporation 206,864
17,720 Pandora AS 2,696,983
23,151 Pearson plc 280,910
2,226 Polaris, Inc. 189,566
3,181 Pool Corporation 1,153,208
6,524 Premier Investments, Ltd. 125,493
12,185 PUMA SE 562,594
39,912 Qurate Retail, Inc.
a
32,788
1,560 Ralph Lauren Corporation 255,278
4,328 Ross Stores, Inc. 560,692
36,200 Sekisui Chemical Company, Ltd. 526,639
73,800 Sekisui House, Ltd. 1,695,950
370 Shake Shack, Inc.
a
39,165
15,165 SharkNinja, Inc. 974,806
5,035 Signet Jewelers, Ltd. 493,581
16,340 Six Flags Entertainment
Corporation
a
385,297
18,655 Skyline Champion Corporation
a
1,398,938
27,000 Sony Group Corporation 2,231,587
36,412 Sony Group Corporation ADR 3,006,539
228,846 Stellantis NV 5,063,568
31,202 Stoneridge, Inc.
a
467,406
10,305 Tapestry, Inc. 411,376
40,964 Tesla, Inc.
a
7,507,882
5,948 Texas Roadhouse, Inc. 956,319
40,054 ThredUp, Inc.
a
64,086
353 TopBuild Corporation
a
142,849
273,000 Toyota Motor Corporation 6,226,747
9,293 Travel + Leisure Company 404,617
13 Ulta Beauty, Inc.
a
5,263
1,420 United Parks & Resorts, Inc.
a
72,164
3,827 Upbound Group, Inc. 118,675
7,735 Urban Outfitters, Inc.
a
301,356
73 Visteon Corporation
a
8,076
8,849 Wendy's Company 176,892
20,210 Wesfarmers, Ltd. 865,779
8,001 Whitbread plc 315,341
690 Wingstop, Inc. 265,505
12,001 Wyndham Hotels & Resorts, Inc. 882,194
83,200 Yamada Holdings Company, Ltd. 238,167
112,907 Yum China Holding, Inc. 4,122,235
59,700 ZOZO, Inc. 1,285,847
Total 164,795,764
Consumer Staples (4.5%)
4,000 Ain Holdings, Inc. 151,386
139,456 Alimentation Couche-Tard, Inc. 7,729,265
751 Archer-Daniels-Midland Company 44,054
13,600 Arcs Company, Ltd. 266,924
3,599 BellRing Brands, Inc.
a
198,557
46,438 BJ's Wholesale Club Holdings,
Inc.
a
3,467,990
28,996 Carlsberg AS 3,900,335
3,674 Casey's General Stores, Inc. 1,174,137
Shares Common Stock (78.8%) Value
Consumer Staples (4.5%) - continued
26,790 Celsius Holdings, Inc.
a
$ 1,909,323
35,235 Coca-Cola European Partners plc 2,537,625
286,220 Coty, Inc.
a
3,274,357
45,721 Danone SA 2,861,559
1,287 Darling Ingredients, Inc.
a
54,530
6,625 Dollar Tree, Inc.
a
783,406
7,190 e.l.f. Beauty, Inc.
a
1,168,591
2,156 Flowers Foods, Inc. 53,771
80,048 Imperial Brands plc 1,829,105
11,286 J & J Snack Foods Corporation 1,549,455
3,928 J.M. Smucker Company 451,131
2,300 Japan Tobacco, Inc. 61,874
178,549 Kenvue, Inc. 3,360,292
189,819 Koninklijke Ahold Delhaize NV 5,761,808
6,056 Kroger Company 335,381
49,723 Lamb Weston Holdings, Inc. 4,143,915
8,524 Lancaster Colony Corporation 1,626,464
88 Lindt & Spruengli AG 1,013,669
3,256 Loblaw Companies, Ltd. 357,045
258 McCormick & Company, Inc. 19,623
33,654 Metro, Inc./CN 1,721,508
39,487 Nestle SA 3,964,503
78,990 Philip Morris International, Inc. 7,499,311
16,300 Pigeon Corporation 148,575
843 Pilgrim's Pride Corporation
a
30,365
428 PriceSmart, Inc. 34,493
171,300 Seven & I Holdings Company, Ltd. 2,213,402
85,568 Sysco Corporation 6,359,414
328,951 Tesco plc 1,214,507
33,385 Unilever plc 1,727,029
2,848 US Foods Holding Corporation
a
143,112
199,083 Walmart, Inc. 11,815,576
14,500 Yakult Honsha Company, Ltd. 283,616
Total 87,240,983
Energy (4.8%)
14,553 Archrock, Inc. 279,272
23,368 Baker Hughes Company 762,264
957 Cactus, Inc. 47,505
1,829 California Resources Corporation 96,681
46,631 Canadian Natural Resources, Ltd. 3,533,611
9,612 Chesapeake Energy Corporation 863,927
58,344 ConocoPhillips 7,329,173
34,338 Coterra Energy, Inc. 939,488
7,538 Delek US Holdings, Inc. 206,014
112,507 Devon Energy Corporation 5,758,108
501,300 Eneos Holdings, Inc. 2,316,114
113,753 Eni SPA 1,827,069
210,084 Enterprise Products Partners, LP 5,899,159
48,834 Equinor ASA 1,299,393
7,650 Expro Group Holdings NV
a
143,514
71,429 Exxon Mobil Corporation 8,447,908
72,520 Galp Energia SGPS SA 1,557,815
1,942 Gulfport Energy Corporation
a
308,215
187,180 Halliburton Company 7,013,635
8,662 Helmerich & Payne, Inc. 340,676
708 International Seaways, Inc. 39,145
2,962 Kodiak Gas Services, Inc. 80,507
11,017 Koninklijke Vopak NV 437,503
11,914 Liberty Energy, Inc. 262,108
4,061 Marathon Oil Corporation 109,038
22,288 Marathon Petroleum Corporation 4,050,175
20,471 Matador Resources Company 1,275,343
5,477 Murphy Oil Corporation 244,493
10,745 Noble Corporation plc 476,863

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Energy (4.8%) - continued
10,084 NOV, Inc. $ 186,453
10,479 Ovintiv, Inc. 537,782
8,247 Par Pacific Holdings, Inc.
a
254,008
8,123 Phillips 66 1,163,295
28,804 Pioneer Natural Resources
Company 7,757,493
26,196 ProPetro Holding Corporation
a
228,429
110,346 Repsol SA 1,732,002
354,254 Shell plc 12,593,210
37,022 Shell plc ADR 2,652,997
9,399 SM Energy Company 455,758
163,777 Suncor Energy, Inc. 6,249,378
83,777 TechnipFMC plc 2,146,367
8,977 TETRA Technologies, Inc.
a
38,511
9,890 TotalEnergies SE 718,002
5,276 Viper Energy, Inc. 201,332
6,380 Williams Companies, Inc. 244,737
Total 93,104,470
Financials (13.2%)
1,782 1st Source Corporation 88,387
35,296 AB Industrivarden, Class A 1,136,656
7,481 AB Industrivarden, Class C 240,513
26,677 Allianz SE 7,570,541
25,578 Allstate Corporation 4,349,795
3,069 Amalgamated Financial
Corporation 75,313
15,241 American Express Company 3,566,851
77,577 American International Group, Inc. 5,842,324
9,297 Ameriprise Financial, Inc. 3,828,412
638 Ameris Bancorp 30,292
9,327 Annaly Capital Management, Inc. 174,788
85 Apollo Global Management, Inc. 9,212
4,719 Arthur J. Gallagher & Company 1,107,502
4,696 Artisan Partners Asset
Management, Inc. 192,207
1,621 Associated Banc-Corp 34,154
2,136 Assurant, Inc. 372,518
1,724 Assured Guaranty, Ltd. 132,231
837 Atlantic Union Bankshares
Corporation 26,591
63,450 Australia and New Zealand
Banking Group, Ltd. 1,144,885
660 Axis Capital Holdings, Ltd. 40,478
449 Axos Financial, Inc.
a
22,724
35,043 Azimut Holding SPA 923,470
138,174 Banca Mediolanum SPA 1,495,262
553,848 Banco Bilbao Vizcaya Argentaria
SA 5,989,305
1,037,201 Banco Santander SA
c
5,046,646
1,398 Bancorp, Inc.
a
41,856
30,542 Bank Hapoalim BM 275,136
68,875 Bank Leumi Le-Israel BM 536,682
196,003 Bank of America Corporation 7,254,071
133 Bank of Hawaii Corporation
c
7,540
2,549 Bank of Marin Bancorp 36,604
15,989 Bank of Montreal 1,428,226
108,794 Bank of New York Mellon
Corporation 6,145,773
25,808 Bank of Nova Scotia 1,184,058
1,825 Bank OZK 81,486
1,844 BankFinancial Corporation 17,831
283 BankUnited, Inc. 7,565
3,531 Banner Corporation 154,058
519 Bar Harbor Bankshares 13,017
Shares Common Stock (78.8%) Value
Financials (13.2%) - continued
594 BayCom Corporation $ 11,749
3,452 BCB Bancorp, Inc. 32,518
6,906 Berkshire Hills Bancorp, Inc. 147,236
4,306 Block, Inc.
a
314,338
29,521 Blue Owl Capital, Inc. 557,652
219 BOK Financial Corporation 19,432
3,479 Brighthouse Financial, Inc.
a
167,862
3,817 BrightSpire Capital, Inc. 24,009
16,445 Brookline Bancorp, Inc. 136,493
3,243 Brown & Brown, Inc. 264,434
3,108 Business First Bancshares, Inc. 62,751
5,377 Byline Bancorp, Inc. 116,520
3,327 Cadence Bank 92,058
602 Camden National Corporation 18,794
17,756 Canadian Imperial Bank of
Commerce 828,824
10,791 Canadian Western Bank 207,017
215 Capital City Bank Group, Inc. 5,702
29,744 Capital One Financial Corporation 4,266,182
8,440 Capitol Federal Financial, Inc. 40,259
93,852 Carlyle Group, Inc. 4,204,570
4,326 Cathay General Bancorp 148,987
5,600 Cboe Global Markets, Inc. 1,014,440
5,441 Central Pacific Financial
Corporation 108,494
88,911 Charles Schwab Corporation 6,574,968
19,695 Chubb, Ltd. 4,896,965
5,178 Cincinnati Financial Corporation 599,043
2,092 Citizens Financial Group, Inc. 71,358
2,943 CNB Financial Corporation 55,917
4,909 CNO Financial Group, Inc. 129,254
1,053 Coinbase Global, Inc.
a
214,738
9,743 Columbia Banking System, Inc. 183,266
73,297 Comerica, Inc. 3,677,310
2,437 Commerce Bancshares, Inc. 133,255
41,927 Commonwealth Bank of Australia 3,071,964
153 Community Bank System, Inc. 6,613
1,777 Community Trust Bancorp, Inc. 74,652
317 Community West Bancshares
c
5,443
1,287 ConnectOne Bancorp, Inc. 23,050
1,405 Corpay, Inc.
a
424,507
1,175 Cullen/Frost Bankers, Inc. 122,599
3,517 Customers Bancorp, Inc.
a
160,621
562 CVB Financial Corporation 9,183
104,100 Daiwa Securities Group, Inc. 765,037
205,450 DBS Group Holdings, Ltd. 5,230,225
11,828 Deutsche Boerse AG 2,280,347
1,439 Dime Community Bancshares, Inc. 26,190
32,508 Discover Financial Services 4,119,739
130,946 DNB Bank ASA 2,282,279
3,730 Eagle Bancorp, Inc. 68,968
3,641 East West Bancorp, Inc. 271,218
1,429 Employers Holdings, Inc. 60,861
2,685 Enova International, Inc.
a
162,523
263 Enterprise Bancorp, Inc./MA 6,391
2,617 Enterprise Financial Services
Corporation 99,472
19,455 Equitable Holdings, Inc. 718,084
1,446 Equity Bancshares, Inc. 48,166
3,202 Euronext NV
b
288,343
287 EVERTEC, Inc. 10,771
6,018 F.N.B. Corporation 80,280
8,499 FactSet Research Systems, Inc. 3,543,148
568 Farmers National Banc
Corporation 6,719

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Financials (13.2%) - continued
16,724 Federated Hermes, Inc. $ 549,383
4,788 Fidelity National Information
Services, Inc. 325,201
4,017 Fifth Third Bancorp 146,460
3,080 Financial Institutions, Inc. 53,038
1,354 First Bancorp/Puerto Rico 23,356
5,554 First Bancshares, Inc. 132,963
739 First Citizens BancShares, Inc./NC 1,246,516
7,196 First Commonwealth Financial
Corporation 94,915
2,461 First Financial Bancorp 54,413
1,942 First Financial Bankshares, Inc. 57,406
1,941 First Financial Corporation 70,672
1,053 First Hawaiian, Inc. 22,208
12,752 First Horizon Corporation 190,260
832 First Internet Bancorp 25,834
4,859 First Interstate BancSystem, Inc. 129,735
1,583 First Merchants Corporation 52,904
1,866 First Mid-Illinois Bancshares, Inc. 57,771
5,786 First of Long Island Corporation 54,793
262 Five Star Bancorp 5,664
5,958 Flushing Financial Corporation 65,657
2,260 Flywire Corporation
a
46,330
8,087 Fulton Financial Corporation 133,840
13,688 Glacier Bancorp, Inc. 495,232
3,794 Global Payments, Inc. 465,789
2,632 Green Dot Corporation
a
23,030
15,028 Groupe Bruxelles Lambert SA 1,115,530
9,527 Hamilton Lane, Inc. 1,064,356
3,791 Hancock Whitney Corporation 172,073
8,763 Hanmi Financial Corporation 134,074
1,497 Hanover Insurance Group, Inc. 194,341
5,650 Hartford Financial Services Group,
Inc. 547,428
2,081 Heartland Financial USA, Inc. 87,631
8,914 Heritage Commerce Corporation 70,777
6,316 Heritage Financial Corporation 112,046
3,009 Home BancShares, Inc. 71,253
2,312 Hometrust Bancshares, Inc. 59,418
196,600 Hong Kong Exchanges & Clearing,
Ltd. 6,246,852
14,631 Hope Bancorp, Inc. 146,603
417 Horace Mann Educators
Corporation 15,371
6,537 Horizon Bancorp, Inc. 75,045
17,561 Houlihan Lokey, Inc. 2,238,852
842,593 HSBC Holdings plc 7,303,540
7,184 Huntington Bancshares, Inc./OH 96,768
16,836 IG Group Holdings plc 157,101
3,672 Independent Bank Corporation 184,481
2,780 Independent Bank Corporation/MI 68,972
59,969 Intercontinental Exchange, Inc. 7,721,608
520 International Bancshares
Corporation 28,938
814,986 Intesa Sanpaolo SPA 3,050,501
33,384 Invesco, Ltd. 473,051
52,159 Investor AB, Class B 1,277,518
70,868 J.P. Morgan Chase & Company 13,588,230
6,512 Jack Henry & Associates, Inc. 1,059,437
18,214 Janus Henderson Group plc 568,641
868 Jefferies Financial Group, Inc. 37,376
12,730 Kearny Financial Corporation/MD 68,742
113,100 KeyCorp 1,638,819
4,620 Kinsale Capital Group, Inc. 1,678,215
2,974 KKR & Company, Inc. 276,790
Shares Common Stock (78.8%) Value
Financials (13.2%) - continued
2,539 KKR Real Estate Finance Trust,
Inc. $ 23,892
12,744 Laurentian Bank of Canada 238,189
3,603 Lazard, Inc. 138,716
945 LendingTree, Inc.
a
45,615
4,763 M&T Bank Corporation 687,730
260,249 Man Group plc 834,592
33,244 Manulife Financial Corporation 775,408
3,472 Mercantile Bank Corporation 125,270
58,131 MetLife, Inc. 4,131,951
12,884 MFA Financial, Inc. 136,442
64,406 MGIC Investment Corporation 1,306,154
692 Mid Penn Bancorp, Inc. 13,999
5,632 Midland States Bancorp, Inc. 123,341
2,875 MidWestOne Financial Group, Inc. 57,989
55,300 Mitsubishi HC Capital, Inc. 358,125
339,900 Mitsubishi UFJ Financial Group,
Inc. 3,385,865
152,700 Mizuho Financial Group, Inc. 2,951,555
5,983 Mr. Cooper Group, Inc.
a
461,888
83,500 MS and AD Insurance Group
Holdings, Inc. 1,501,250
3,978 MSCI, Inc. 1,852,913
1,619 Muenchener Rueckversicherungs-
Gesellschaft AG 712,051
287 MVB Financial Corporation 5,157
13,021 Nasdaq, Inc. 779,307
69,808 National Australia Bank, Ltd. 1,513,261
2,766 National Bank Holdings
Corporation 90,531
5,427 National Bank of Canada 435,768
4,461 Navient Corporation 67,004
1,530 NCR Atleos Corporation
a
30,493
69 Nelnet, Inc. 6,498
22,320 NMI Holdings, Inc.
a
688,795
127,200 Nomura Holdings, Inc. 723,766
11,081 Northern Trust Corporation 912,964
3,967 Northfield Bancorp, Inc. 33,085
219 Northrim BanCorp, Inc. 10,468
9,261 Northwest Bancshares, Inc. 98,167
11,256 NU Holdings, Ltd./Cayman
Islands
a
122,240
9,605 OceanFirst Financial Corporation 141,770
3,858 OFG Bancorp 139,312
5,634 Old National Bancorp 93,186
3,869 Old Republic International
Corporation 115,528
4,624 Old Second Bancorp, Inc. 63,349
13,596 OneMain Holdings, Inc. 708,488
94,000 ORIX Corporation 1,923,749
6,242 Pacific Premier Bancorp, Inc. 134,203
9,577 Paragon Banking Group plc 85,409
506 Partners Group Holding AG 651,002
63,493 PayPal Holdings, Inc.
a
4,312,445
1,150 PCB Bancorp 16,744
920 PennyMac Financial Services, Inc. 78,789
2,578 Peoples Bancorp, Inc./OH 74,865
1,496 Pinnacle Financial Partners, Inc. 114,743
17,922 Plus500, Ltd. 484,784
1,372 Popular, Inc. 116,606
4,043 Premier Financial Corporation 78,353
7,212 Principal Financial Group, Inc. 570,758
348 PROG Holdings, Inc. 11,568
1,746 Prosperity Bancshares, Inc. 108,200
10,645 Provident Financial Services, Inc. 156,269

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Financials (13.2%) - continued
2,873 Prudential Financial, Inc. $ 317,409
8,465 Radian Group, Inc. 252,850
68,516 Raymond James Financial, Inc. 8,358,952
4,640 Regions Financial Corporation 89,413
24,924 Rithm Capital Corporation 277,155
5,261 RLI Corporation 743,642
42,788 Royal Bank of Canada 4,139,711
2,944 S&T Bancorp, Inc. 88,762
7,013 Sandy Spring Bancorp, Inc. 143,416
20,330 SEI Investments Company 1,340,764
7,627 Selective Insurance Group, Inc. 775,285
543 ServisFirst Bancshares, Inc. 32,015
3,221 Shore Bancshares, Inc. 33,337
32 Simmons First National
Corporation 547
45,500 Singapore Exchange, Ltd. 310,379
1,347 Skyward Specialty Insurance
Group, Inc.
a
47,037
534 SmartFinancial, Inc. 10,974
70,622 Societe Generale SA 1,902,916
79,500 Sompo Holdings, Inc. 1,573,315
303 Southern First Bancshares, Inc.
a
7,823
175 Southern Missouri Bancorp, Inc. 7,018
613 Southside Bancshares, Inc. 16,343
1,444 SouthState Corporation 109,311
3,542 Stellar Bancorp, Inc. 78,632
2,216 StepStone Group, Inc. 79,931
18,700 Sumitomo Mitsui Financial Group,
Inc. 1,062,231
44,600 Sumitomo Mitsui Trust Holdings,
Inc. 937,708
6,097 Svolder AB 33,929
519 Synchrony Financial 22,826
2,648 Synovus Financial Corporation 94,772
13,322 Texas Capital Bancshares, Inc.
a
764,683
4,020 TMX Group, Ltd. 106,439
21,200 Tokio Marine Holdings, Inc. 670,056
54,408 Toronto-Dominion Bank 3,227,764
2,737 TPG, Inc. 117,965
15,578 Tradeweb Markets, Inc. 1,584,438
2,543 TriCo Bancshares 88,420
12,811 Triumph Financial, Inc.
a
901,382
2,420 TrustCo Bank Corporation NY 64,420
7,873 Two Harbors Investment
Corporation 99,436
24,595 U.S. Bancorp 999,295
18,557 UBS Group AG 487,368
610 UMB Financial Corporation 48,593
1,996 United Bankshares, Inc. 64,790
1,191 United Community Banks, Inc. 30,049
28,200 United Overseas Bank, Ltd. 625,781
3,846 Univest Financial Corporation 80,266
1,097 Unum Group 55,618
21,085 Valley National Bancorp 147,806
4,582 Veritex Holdings, Inc. 89,257
10,968 Virtu Financial, Inc. 238,006
5,508 Voya Financial, Inc. 375,425
4,107 WaFd, Inc. 111,259
705 Walker & Dunlop, Inc. 64,599
9,026 Webster Financial Corporation 395,610
186,332 Wells Fargo & Company 11,053,214
1,269 Wendel SA 129,408
3,289 Westamerica Bancorporation 153,103
9,483 Western Alliance Bancorp 538,919
24,667 Western Union Company 331,524
Shares Common Stock (78.8%) Value
Financials (13.2%) - continued
75,738 Westpac Banking Corporation $ 1,257,728
351 Willis Towers Watson plc 88,150
8,846 Wintrust Financial Corporation 854,877
319 WSFS Financial Corporation 13,631
2,930 Zions Bancorp NA 119,485
6,196 Zurich Insurance Group AG 2,999,151
Total 257,499,373
Health Care (9.8%)
5,365 ACADIA Pharmaceuticals, Inc.
a
89,649
3,565 Agilent Technologies, Inc. 488,548
1,684 Agios Pharmaceuticals, Inc.
a
54,730
3,719 Align Technology, Inc.
a
1,050,171
22,489 Amgen, Inc. 6,160,637
4,262 Amicus Therapeutics, Inc.
a
42,577
6,510 Amneal Pharmaceuticals, Inc.
a
39,386
1,861 Anika Therapeutics, Inc.
a
48,181
5,148 Arcellx, Inc.
a
257,503
2,321 Argenx SE ADR
a
871,536
417 Arvinas, Inc.
a
13,248
6,600 Ascendis Pharma AS ADR
a
913,704
145,600 Astellas Pharma, Inc. 1,397,455
59,339 AstraZeneca plc 8,974,940
70,294 AstraZeneca plc ADR 5,333,909
208,880 Avantor, Inc.
a
5,061,162
3,276 Azenta, Inc.
a
171,859
20,389 Baxter International, Inc. 823,104
9,971 Biogen, Inc.
a
2,141,970
255 BioMarin Pharmaceutical, Inc.
a
20,594
331 Bio-Rad Laboratories, Inc.
a
89,287
23,854 Bio-Techne Corporation 1,507,811
4,401 Bruker Corporation 343,322
5,555 CareDx, Inc.
a
43,107
722 Centene Corporation
a
52,749
2,268 Charles River Laboratories
International, Inc.
a
519,372
2,881 Chemed Corporation 1,636,408
13,498 Cigna Group 4,819,326
3,736 Cooper Companies, Inc. 332,728
46,837 CSL, Ltd. 8,321,797
682 Cullinan Therapeutics, Inc.
a
18,421
16,300 Daiichi Sankyo Company, Ltd. 548,621
23,462 Danaher Corporation 5,786,199
4,495 Deciphera Pharmaceuticals, Inc.
a
113,589
3,593 Definitive Healthcare Corporation
a
24,935
8,931 Denali Therapeutics, Inc.
a
137,895
25,070 Dentsply Sirona, Inc. 752,351
13,383 Dexcom, Inc.
a
1,704,860
9,836 Edwards Lifesciences Corporation
a
832,814
44,072 Elanco Animal Health, Inc.
a
579,988
15,416 Elevance Health, Inc. 8,148,589
4,962 Eli Lilly & Company 3,875,818
570 Enanta Pharmaceuticals, Inc.
a
7,832
14,445 Enovis Corporation
a
797,797
8,626 Exelixis, Inc.
a
202,366
40,159 Gilead Sciences, Inc. 2,618,367
16,308 Globus Medical, Inc.
a
811,975
9,351 GoodRx Holdings, Inc.
a
66,392
4,963 Haemonetics Corporation
a
456,348
8,237 Halozyme Therapeutics, Inc.
a
313,830
8,053 HealthEquity, Inc.
a
635,462
23,000 Hoya Corporation 2,666,616
2,811 Humana, Inc. 849,175
4,352 ICON plc
a
1,296,374
161 IDEXX Laboratories, Inc.
a
79,334

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Health Care (9.8%) - continued
1,995 Illumina, Inc.
a
$ 245,485
12,349 Immunocore Holdings plc ADR
a
729,579
879 Incyte Corporation
a
45,752
5,964 Inspire Medical Systems, Inc.
a
1,441,260
14,197 Intuitive Surgical, Inc.
a
5,261,692
1,133 IQVIA Holding, Inc.
a
262,595
57,542 Johnson & Johnson 8,319,998
715 Kymera Therapeutics, Inc.
a
24,038
4,629 Laboratorios Farmaceuticos ROVI
SA 415,425
37,680 Laboratory Corporation of America
Holdings 7,587,622
11,910 Legend Biotech Corporation ADR
a
520,943
80 Ligand Pharmaceuticals, Inc.
a
5,591
1,148 LivaNova plc
a
64,001
250 Lonza Group AG 137,998
7,100 Medipal Holdings Corporation 111,350
37 Medpace Holdings, Inc.
a
14,369
44,444 Medtronic plc 3,566,187
61,692 Merck & Company, Inc. 7,971,840
6,562 Merck KGaA 1,042,714
8,234 Molina Healthcare, Inc.
a
2,816,851
2,590 Myriad Genetics, Inc.
a
50,686
7,391 Natera, Inc.
a
686,476
139,403 Novartis AG 13,530,114
73,021 Novo Nordisk AS 9,364,382
39,318 Novo Nordisk AS ADR 5,044,893
7,669 Nuvation Bio, Inc.
a
22,930
41,200 Ono Pharmaceutical Company,
Ltd. 593,419
30,018 Option Care Health, Inc.
a
897,238
11,400 Otsuka Holdings Company, Ltd. 487,428
43,410 Paragon 28, Inc.
a
400,240
31,984 Progyny, Inc.
a
1,025,407
3,258 Prothena Corporation plc
a
66,268
2,218 PTC Therapeutics, Inc.
a
71,309
19,962 QIAGEN NV 833,448
928 QIAGEN NV
a
39,282
93,125 Recordati SPA 4,955,503
4,252 Recursion Pharmaceuticals, Inc.
a,c
33,251
8,636 Repligen Corporation
a
1,418,031
5,482 Roche Holding AG, Participation
Certificates 1,313,565
5,161 Rocket Pharmaceuticals, Inc.
a
111,065
2,427 Royalty Pharma plc 67,228
4,533 Sarepta Therapeutics, Inc.
a
574,150
44,522 scPharmaceuticals, Inc.
a
199,013
4,005 Shockwave Medical, Inc.
a
1,322,411
605 Siegfried Holding AG 578,128
13,008 Sonova Holding AG 3,595,831
144,300 Takeda Pharmaceutical Company,
Ltd. 3,792,503
695 Teleflex, Inc. 145,081
27,400 Terumo Corporation 464,817
2,518 UCB SA 333,913
2,988 Universal Health Services, Inc. 509,245
8,923 Veeva Systems, Inc.
a
1,771,751
4,404 Veracyte, Inc.
a
86,186
17,598 Vericel Corporation
a
807,220
1,090 West Pharmaceutical Services,
Inc. 389,653
2,148 Xenon Pharmaceuticals, Inc.
a
87,316
1,882 Zentalis Pharmaceuticals, Inc.
a
20,815
45,802 Zimmer Biomet Holdings, Inc. 5,509,065
Shares Common Stock (78.8%) Value
Health Care (9.8%) - continued
30,175 Zoetis, Inc. $ 4,805,067
Total 191,536,336
Industrials (11.2%)
5,239 A.O. Smith Corporation 433,999
151,695 ABB, Ltd. 7,370,623
378 Acuity Brands, Inc. 93,857
10,723 Advanced Drainage Systems, Inc. 1,683,511
11,068 AECOM 1,022,241
1,473 Aena SME SA
b
268,439
7,717 AGCO Corporation 881,204
7,889 Alfa Laval AB 335,872
6,084 Alight, Inc.
a
54,878
2,368 Allison Transmission Holdings, Inc. 174,166
5,247 AMETEK, Inc. 916,441
4,752 Armstrong World Industries, Inc. 545,910
155,698 Assa Abloy AB
c
4,113,762
5,511 Atmus Filtration Technologies, Inc.
a
166,928
10,795 AZEK Company, Inc.
a
492,684
1,692 AZZ, Inc. 121,198
24,610 Badger Infrastructure Solutions,
Ltd. 803,559
21,216 Barnes Group, Inc. 736,620
7,983 Beacon Roofing Supply, Inc.
a
786,565
3,558 Booz Allen Hamilton Holding
Corporation 525,410
95 Brady Corporation 5,605
47,816 Brambles, Ltd. 449,835
10,454 Brenntag AG 834,266
13,609 Bunzl plc 521,874
4,429 BWX Technologies, Inc. 424,165
66,683 Canadian National Railway
Company 8,093,606
12,769 Carlisle Companies, Inc. 4,957,564
7,952 Casella Waste Systems, Inc.
a
718,861
18,947 Caterpillar, Inc. 6,339,098
68,500 CK Hutchison Holdings, Ltd. 332,689
316,659 CNH Industrial NV
a
3,609,913
182 Columbus McKinnon Corporation 7,511
238,700 ComfortDelGro Corporation, Ltd. 259,638
59,378 Compagnie de Saint-Gobain SA 4,695,775
43,127 Compania de Distribucion Integral
Logista Holdings SA 1,173,031
14,676 Computershare, Ltd. 257,833
1,387 CSW Industrials, Inc. 329,579
114,654 CSX Corporation 3,808,806
2,647 Cummins, Inc. 747,751
2,900 Curtiss-Wright Corporation 734,918
5,900 Dai Nippon Printing Company, Ltd. 171,844
7,100 Daikin Industries, Ltd. 969,088
92,035 Delta Air Lines, Inc. 4,608,192
48,080 Deutsche Post AG 2,013,110
2,985 DNOW, Inc.
a
42,118
5,988 Donaldson Company, Inc. 432,334
40 Dover Corporation 7,172
39,816 Eiffage SA 4,248,312
6,048 EMCOR Group, Inc. 2,160,164
125 ESCO Technologies, Inc. 12,681
72,938 ExlService Holdings, Inc.
a
2,115,202
2,394 Expeditors International of
Washington, Inc. 266,476
37,435 Experian plc 1,509,898
81,831 Fastenal Company 5,559,598
3,010 Ferguson plc 631,799
132,320 Flowserve Corporation 6,240,211

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Industrials (11.2%) - continued
12,675 Fluor Corporation
a
$ 511,183
4,753 Gates Industrial Corporation plc
a
83,748
25,741 General Dynamics Corporation 7,389,984
1,232 Gibraltar Industries, Inc.
a
88,039
79 GMS, Inc.
a
7,309
5,603 Graco, Inc. 449,361
869 Griffon Corporation 56,937
12,882 Helios Technologies, Inc. 580,978
1,001 Herc Holdings, Inc. 143,173
14,040 Hexcel Corporation 901,508
5,072 Hillman Solutions Corporation
a
48,488
17,400 Hitachi, Ltd. 1,605,336
25,436 Honeywell International, Inc. 4,902,280
48,271 Howmet Aerospace, Inc. 3,222,089
747 Huntington Ingalls Industries, Inc. 206,867
7,700 IDEX Corporation 1,697,542
1,130 IMCD NV
a
170,488
43,500 Inaba Denki Sangyo Company,
Ltd. 1,014,879
12,000 INFRONEER Holdings, Inc. 106,268
8,139 Ingersoll Rand, Inc. 759,531
2,357 Interface, Inc. 36,039
8,600 ITOCHU Corporation 387,987
1,327 ITT Corporation 171,634
8,159 Jacobs Solutions, Inc. 1,171,061
62,028 Janus International Group, Inc.
a
893,823
29,300 Jardine Matheson Holdings, Ltd. 1,124,241
23,389 JB Hunt Transport Services, Inc. 3,802,350
428 Johnson Controls International plc 27,850
27,900 Kajima Corporation 534,483
3,471 Kennametal, Inc. 81,673
4,721 Kratos Defense & Security
Solutions, Inc.
a
84,128
10,800 Kubota Corporation 173,229
20,710 L3Harris Technologies, Inc. 4,432,976
19,798 Legalzoom.com, Inc.
a
236,586
52,299 Legrand SA 5,406,103
1,644 Leidos Holdings, Inc. 230,522
5,856 Lincoln Electric Holdings, Inc. 1,285,568
6,349 Lyft, Inc.
a
99,298
7,632 Masco Corporation 522,410
1,590 Matson, Inc. 171,370
14,600 MEITEC Group Holdings, Inc. 272,290
9,030 Middleby Corporation
a
1,254,899
126,800 Mitsubishi Corporation 2,899,863
19,800 Mitsui & Company, Ltd. 955,859
10,784 MSC Industrial Direct Company,
Inc. 983,932
5,925 Mueller Water Products, Inc. 93,852
567 MYR Group, Inc.
a
94,264
178 National Presto Industries, Inc. 14,594
3,700 Nishimatsu Construction
Company, Ltd. 106,985
20,100 Nitto Kogyo Corporation 539,144
8,497 Northrop Grumman Corporation 4,121,300
24,843 nVent Electric plc 1,790,435
6,422 Old Dominion Freight Line, Inc. 1,166,942
9,951 Oshkosh Corporation 1,117,199
2,285 Otis Worldwide Corporation 208,392
7,908 Owens Corning, Inc. 1,330,205
9,829 PACCAR, Inc. 1,042,955
18,876 PageGroup plc 104,894
881 Parker-Hannifin Corporation 480,066
232 Paylocity Holding Corporation
a
35,997
15,686 Pentair plc 1,240,606
Shares Common Stock (78.8%) Value
Industrials (11.2%) - continued
46,800 Recruit Holdings Company, Ltd. $ 2,015,552
27,830 Redde Northgate plc 133,083
8,727 Regal Rexnord Corporation 1,408,276
145,575 RELX plc 5,981,209
1,183 Republic Services, Inc. 226,781
2,428 Resideo Technologies, Inc.
a
47,419
3,329 REV Group, Inc. 72,772
2,953 Rockwell Automation, Inc. 800,145
1,743 Rush Enterprises, Inc. 76,553
11,128 Russel Metals, Inc. 313,393
3,265 Saia, Inc.
a
1,295,650
2,700 Sankyu, Inc. 93,608
10,903 Schneider Electric SE 2,486,033
11,492 Schneider National, Inc. 237,655
33,800 Secom Company, Ltd. 2,347,833
7,640 Sensata Technologies Holding plc 292,688
9,500 SG Holdings Company, Ltd. 111,198
26,375 Siemens AG 4,940,931
4,136 Simpson Manufacturing Company,
Inc. 719,209
4,505 SiteOne Landscape Supply, Inc.
a
706,789
12,073 SKF AB 248,198
5,579 SkyWest, Inc.
a
407,434
2,300 SMC Corporation 1,208,343
237 Snap-On, Inc. 63,507
22,471 Southwest Airlines Company 582,898
2,661 SS&C Technologies Holdings, Inc. 164,689
1,660 Standex International Corporation 286,981
7,300 Sumitomo Corporation 191,969
3,100 Taikisha, Ltd. 91,433
3,200 Takara Standard Company, Ltd. 39,037
36,000 Techtronic Industries Company,
Ltd. 497,495
119 Tennant Company 13,861
3,594 Terex Corporation 201,444
4,379 Textron, Inc. 370,420
365 Thermon Group Holdings, Inc.
a
11,654
8,469 Thomson Reuters Corporation 1,279,163
5,616 Timken Company 501,060
657 Titan Machinery, Inc.
a
14,625
94,300 TOPPAN Holdings, Inc. 2,237,169
14,712 Toromont Industries, Ltd. 1,346,538
3,378 Trane Technologies plc 1,071,975
15,926 TransUnion 1,162,598
38,668 Trelleborg AB 1,362,754
1,097 Trex Company, Inc.
a
97,139
17,800 Tsubakimoto Chain Company 612,819
89,160 Uber Technologies, Inc.
a
5,908,633
73 UniFirst Corporation/MA 11,690
60,636 United Parcel Service, Inc. 8,942,597
374 United Rentals, Inc. 249,828
4,496 Upwork, Inc.
a
52,603
4,691 Verra Mobility Corporation
a
110,614
1,055 Vertiv Holdings Company 98,115
247 Viad Corporation
a
8,517
39,100 Vinci SA 4,581,591
2,571 Watsco, Inc. 1,151,088
23,912 Werner Enterprises, Inc. 817,790
8,552 WillScot Mobile Mini Holdings
Corporation
a
316,082
17,218 Wolters Kluwer NV 2,577,649
9,100 Yuasa Trading Company, Ltd. 332,539
Total 219,023,692

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Information Technology (14.3%)
12,376 Adobe, Inc.
a
$ 5,727,984
47,155 Advanced Micro Devices, Inc.
a
7,468,409
42,500 Advantest Corporation 1,330,279
7,262 Agilysys, Inc.
a
603,109
2,147 Ambarella, Inc.
a
98,698
22,542 Amphenol Corporation 2,722,397
124,910 Apple, Inc. 21,275,920
23,503 Applied Materials, Inc. 4,668,871
1,967 AppLovin Corporation
a
138,811
5,544 Arista Networks, Inc.
a
1,422,369
18,722 ASGN, Inc.
a
1,805,737
2,687 ASM International NV 1,690,229
15,004 ASML Holding NV 13,068,691
106,900 Canon, Inc. 2,893,280
21,760 CDW Corporation 5,262,874
12,089 Check Point Software
Technologies, Ltd.
a
1,806,338
8,211 Ciena Corporation
a
379,595
124,503 Cisco Systems, Inc. 5,849,151
4,429 Clearwater Analytics Holdings,
Inc.
a
69,890
828 Coherent Corporation
a
45,234
8,624 CommScope Holding Company,
Inc.
a
7,710
7,433 CommVault Systems, Inc.
a
761,660
1,099 Constellation Software, Inc./
Canada 2,829,451
21,131 Crane NXT Company 1,284,976
5,656 Credo Technology Group Holding,
Ltd.
a
101,073
5,769 CyberArk Software, Ltd.
a
1,380,233
88,797 Dassault Systemes SE 3,485,459
2,646 Datadog, Inc.
a
332,073
531 Descartes Systems Group, Inc.
a
49,256
9,968 Descartes Systems Group, Inc.
a
924,931
4,600 DISCO Corporation 1,310,291
53 DocuSign, Inc.
a
3,000
2,970 Dolby Laboratories, Inc. 230,650
31,206 Dynatrace Holdings, LLC
a
1,413,944
962 Elastic NV
a
98,336
3,397 Enphase Energy, Inc.
a
369,458
1,242 EPAM Systems, Inc.
a
292,193
2,444 F5, Inc.
a
404,018
4,719 Fabrinet
a
816,717
32,733 Flex, Ltd.
a
937,800
58,736 Fortinet, Inc.
a
3,710,940
4,100 Fuji Soft, Inc. 160,449
103,600 FUJIFILM Holdings NPV 2,203,830
24 Gartner, Inc.
a
9,902
21,690 Gitlab, Inc.
a
1,138,074
4,770 Globant SA
a
851,874
422 GoDaddy, Inc.
a
51,644
38,311 Grid Dynamics Holdings, Inc.
a
374,298
21,136 Guidewire Software, Inc.
a
2,333,414
6,210 Hackett Group, Inc. 134,695
68,634 Halma plc 1,881,037
3,247 Hewlett Packard Enterprise
Company 55,199
194 HP, Inc. 5,449
2,547 HubSpot, Inc.
a
1,540,604
65,259 Infineon Technologies AG 2,264,688
14,652 International Business Machines
Corporation 2,435,162
1,442 IPG Photonics Corporation
a
121,099
1,694 Itron, Inc.
a
156,051
Shares Common Stock (78.8%) Value
Information Technology (14.3%) - continued
4,055 Jabil, Inc. $ 475,895
48,640 JFrog, Ltd.
a
1,939,763
4,200 Keyence Corporation 1,847,033
3,851 Keysight Technologies, Inc.
a
569,717
30,750 Knowles Corporation
a
486,773
108,800 Kyocera Corporation 1,326,124
1,318 Lam Research Corporation 1,178,832
900 Lasertec Corporation 194,135
33,104 Lattice Semiconductor
Corporation
a
2,270,934
3,474 Littelfuse, Inc. 801,243
1,598 LiveRamp Holding, Inc.
a
51,312
20,073 Marvell Technology, Inc. 1,323,011
217 Microchip Technology, Inc. 19,960
95,742 Microsoft Corporation 37,275,233
10,097 MKS Instruments, Inc. 1,201,341
2,994 MongoDB, Inc.
a
1,093,349
2,498 Monolithic Power Systems, Inc. 1,671,986
1,029 Motorola Solutions, Inc. 348,985
60,300 Murata Manufacturing Company,
Ltd. 1,101,812
5,600 NEC Corporation 405,451
731 Nemetschek SE 64,598
3,900 Net One Systems Company, Ltd. 65,369
5,623 NetApp, Inc. 574,727
819 NICE, Ltd.
a
183,137
10,400 Nomura Research Institute, Ltd. 251,658
4,659 Nova, Ltd.
a
791,564
178 Nova, Ltd.
a
30,123
7,900 NSD Company, Ltd. 154,413
49,500 NTT Data Group Corporation 774,072
35,123 NVIDIA Corporation 30,346,974
491 Okta, Inc.
a
45,653
5,049 Onto Innovation, Inc.
a
936,539
200 OSI Systems, Inc.
a
26,288
18,500 Otsuka Corporation 367,930
5,338 Palo Alto Networks, Inc.
a
1,552,771
14,493 PDF Solutions, Inc.
a
435,949
485 Procore Technologies, Inc.
a
33,184
11,832 PTC, Inc.
a
2,099,470
6,348 Q2 Holdings, Inc.
a
326,224
1,127 Qorvo, Inc.
a
131,679
81,890 QUALCOMM, Inc. 13,581,457
2,117 Rapid7, Inc.
a
94,842
101,600 Renesas Electronics Corporation 1,649,552
23,700 Rohm Company, Ltd. 340,684
22,109 Salesforce, Inc. 5,945,994
120,299 Samsung Electronics Company,
Ltd. 6,687,017
31,384 SAP SE 5,666,925
10,400 SCREEN Holdings Company, Ltd. 1,073,042
10,170 ServiceNow, Inc.
a
7,051,166
50,735 Shopify, Inc.
a
3,561,597
4,798 Silicon Laboratories, Inc.
a
582,909
3,600 Skyworks Solutions, Inc. 383,724
7,113 SolarWinds Corporation 78,385
82 Sopra Steria Group 17,955
16,354 Sprout Social, Inc.
a
825,059
4,472 SPS Commerce, Inc.
a
777,547
3,600 Sumco Corporation 53,688
2,968 Synopsys, Inc.
a
1,574,791
37,549 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 5,156,980
3,503 TE Connectivity, Ltd. 495,604

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Information Technology (14.3%) - continued
487 Teledyne Technologies, Inc.
a
$ 185,781
2,035 Tenable Holdings, Inc.
a
91,514
896 Teradata Corporation
a
33,242
15,300 TIS, Inc. 326,756
11,000 Tokyo Electron, Ltd. 2,412,805
24,685 Trimble, Inc.
a
1,482,828
37,115 TTM Technologies, Inc.
a
554,127
11,873 Tyler Technologies, Inc.
a
5,479,983
7,120 Unisys Corporation
a
38,662
2,985 Upland Software, Inc.
a
6,448
24,006 Varonis Systems, Inc.
a
1,050,263
2,044 VeriSign, Inc.
a
346,417
8,709 Viavi Solutions, Inc.
a
68,801
6,456 Vishay Intertechnology, Inc. 149,392
10,351 Vontier Corporation 420,561
9,897 Western Digital Corporation
a
701,005
9,357 Workiva, Inc.
a
737,332
1,781 Xerox Holdings Corporation 23,669
Total 279,273,219
Materials (3.6%)
83,197 Acerinox SA 896,334
7,149 Agnico Eagle Mines, Ltd. 452,729
15,979 Air Liquide SA 3,125,156
172 Albemarle Corporation
c
20,693
20,320 Alcoa Corporation 714,045
752 AptarGroup, Inc. 108,574
21,992 ArcelorMittal SA 549,424
355 Avery Dennison Corporation 77,134
4,877 Avient Corporation 206,882
26,369 Axalta Coating Systems, Ltd.
a
829,041
29,363 Barrick Gold Corporation 488,015
12,874 Berry Plastics Group, Inc. 729,183
165,215 BHP Group, Ltd. 4,531,195
206,281 BlueScope Steel, Ltd. 3,010,752
4,573 Buzzi SPA 164,767
9,573 Celanese Corporation 1,470,509
63,983 CF Industries Holdings, Inc. 5,052,737
17,645 Chemours Company 472,004
19,819 Cleveland-Cliffs, Inc.
a
334,941
43,945 Corteva, Inc. 2,378,743
4,860 CRH plc 376,361
41,733 Deterra Royalties, Ltd. 132,101
3,410 Eagle Materials, Inc. 854,921
45,985 Eastman Chemical Company 4,342,823
44,184 Evraz plc
a,d
6
2,679 Franco-Nevada Corporation 322,552
610 Givaudan SA 2,608,830
159,767 Glencore plc 929,612
106,503 Granges AB 1,257,629
14,052 Heidelberg Materials AG 1,414,134
47,375 Hexpol AB 536,055
79,307 Holcim AG 6,638,613
251 Huhtamaki Oyj 9,633
1,797 Huntsman Corporation 42,876
4,244 Ingevity Corporation
a
217,038
3,155 Innospec, Inc. 378,600
9,700 JFE Holdings, Inc. 144,780
2,573 Kaiser Aluminum Corporation 232,831
42,100 Kyoei Steel, Ltd. 599,347
4,241 Louisiana-Pacific Corporation 310,399
493 LyondellBasell Industries NV 49,285
3,145 Martin Marietta Materials, Inc. 1,846,335
2,435 Metallus, Inc.
a
50,064
1,258 Minerals Technologies, Inc. 91,696
Shares Common Stock (78.8%) Value
Materials (3.6%) - continued
73,800 Mitsubishi Chemical Group
Corporation $ 430,539
13,361 Mosaic Company 419,402
1,050 Myers Industries, Inc. 22,995
13,500 Nippon Steel Corporation 302,655
41,325 Nucor Corporation 6,964,502
4,985 O-I Glass, Inc.
a
74,576
2,764 Orion SA 65,396
1,343 PPG Industries, Inc. 173,247
181 Quaker Chemical Corporation 33,762
2,847 Radius Recycling, Inc. 49,595
49,424 Ranpak Holdings Corporation
a
357,830
597 Reliance, Inc. 169,978
42,623 Rio Tinto plc 2,883,899
8,152 RPM International, Inc. 871,530
64,000 Shin-Etsu Chemical Company, Ltd. 2,477,372
147,597 SSAB AB, Class A
c
828,776
1,161 Steel Dynamics, Inc. 151,069
16,911 Summit Materials, Inc.
a
657,838
6,544 SunCoke Energy, Inc. 67,469
11,105 Syensqo SA 1,029,342
16,300 Taiyo Holdings Company, Ltd. 332,167
5,624 Teck Resources, Ltd. 276,645
36,500 Toagosei Company, Ltd. 367,166
899 TriMas Corporation 23,365
11,364 Trinseo plc 29,660
23,849 Tronox Holdings plc 405,194
2,700 UBE Corporation 49,361
8,086 United States Steel Corporation 295,139
937 Vidrala SA 98,530
2,670 Vulcan Materials Company 687,872
4,783 Wheaton Precious Metals
Corporation 249,386
50,176 Yara International ASA 1,430,274
Total 71,275,910
Real Estate (1.9%)
15,363 Acadia Realty Trust 265,473
22,315 Agree Realty Corporation 1,276,864
505 Anywhere Real Estate, Inc.
a
2,454
15,462 AvalonBay Communities, Inc. 2,931,131
3,066 Brixmor Property Group, Inc. 67,759
10,520 CareTrust REIT, Inc. 260,054
42,000 CBRE Group, Inc.
a
3,649,380
39,511 Compass, Inc.
a
124,460
17,326 CoStar Group, Inc.
a
1,585,849
47,236 Crown Castle, Inc. 4,429,792
29,770 Cushman and Wakefield plc
a
287,281
1,400 Daito Trust Construction Company,
Ltd. 150,072
18,000 Daiwa House Industry Company,
Ltd. 506,500
5,282 DigitalBridge Group, Inc. 86,836
17,649 Douglas Elliman, Inc.
a
24,003
4,880 EastGroup Properties, Inc. 758,157
15,878 EPR Properties 644,488
1,702 Equinix, Inc. 1,210,309
46,006 Equity Commonwealth
a
861,232
5,666 Equity Residential 364,890
45,793 Essential Properties Realty Trust,
Inc. 1,206,188
1,196 Essex Property Trust, Inc. 294,515
4,496 First Industrial Realty Trust, Inc. 204,208
3,484 FirstService Corporation 512,148
15,351 Four Corners Property Trust, Inc. 359,981

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (78.8%) Value
Real Estate (1.9%) - continued
8,288 Getty Realty Corporation $ 224,605
245,392 Healthcare Realty Trust, Inc. 3,491,928
43,000 Henderson Land Development
Company, Ltd. 129,637
1,800 Howard Hughes Holdings, Inc.
a
117,288
3,606 Independence Realty Trust, Inc. 56,867
6,465 Industrial Logistics Properties Trust 22,757
10,787 Invitation Homes, Inc. 368,915
2,840 LEG Immobilien AG
a
241,083
32,628 LXP Industrial Trust 272,444
22,000 Mitsubishi Estate Company, Ltd. 403,144
14,190 National Storage Affiliates Trust 497,218
16,420 NetSTREIT Corporation 276,677
13,951 NNN REIT, Inc. 565,434
4,737 Park Hotels & Resorts, Inc. 76,408
3,346 Peakstone Realty Trust 46,744
10,946 Pebblebrook Hotel Trust 159,045
25,433 Phillips Edison and Company, Inc. 831,659
2,647 Plymouth Industrial REIT, Inc. 55,269
12,087 PSP Swiss Property AG 1,494,212
6,644 Retail Opportunity Investments
Corporation 81,522
8,648 RLJ Lodging Trust 95,128
1,016 RMR Group, Inc. 24,100
4,482 Sabra Health Care REIT, Inc. 62,389
10,744 SBA Communications Corporation 1,999,673
4,054 Simon Property Group, Inc. 569,709
29,838 STAG Industrial, Inc. 1,026,129
3,000 Swire Pacific, Ltd. 25,406
4,017 Tanger, Inc. 113,882
14,066 Terreno Realty Corporation 764,487
21,952 UDR, Inc. 835,932
2,721 Ventas, Inc. 120,486
527 Welltower, Inc. 50,213
6,748 Zillow Group, Inc., Class A
a
283,416
5,991 Zillow Group, Inc., Class C
a
255,037
Total 37,702,867
Utilities (2.2%)
11,618 ACEA SPA 201,531
9,957 Alliant Energy Corporation 495,859
6,883 American Water Works Company,
Inc. 841,929
20,407 ATCO, Ltd. 556,925
77,734 Canadian Utilities, Ltd. 1,738,025
18,939 Capital Power Corporation 494,300
21,770 Clearway Energy, Inc., Class A 472,627
23,680 Clearway Energy, Inc., Class C 553,638
35,500 CLP Holdings, Ltd. 279,245
33,003 Constellation Energy Corporation 6,136,578
51,190 Contact Energy, Ltd. 261,520
5,794 DTE Energy Company 639,194
45,915 Duke Energy Corporation 4,511,608
597,086 Enel SPA 3,924,317
56,355 Engie SA
a
978,359
42,274 Entergy Corporation 4,509,368
25,328 Evergy, Inc. 1,328,454
10,336 Eversource Energy 626,568
67,667 Fortum Oyj 891,676
41,357 Hydro One, Ltd. 1,158,411
339,907 Italgas SPA 1,884,158
29,367 NiSource, Inc. 818,165
145,187 Origin Energy, Ltd. 916,334
15,607 PNM Resources, Inc. 578,395
Shares Common Stock (78.8%) Value
Utilities (2.2%) - continued
31,256 Portland General Electric
Company $ 1,351,197
55,869 Public Service Enterprise Group,
Inc. 3,859,430
50,693 Redeia Corporacion SA 846,251
1,207 Rubis SCA 41,770
37,930 TransAlta Corporation 251,553
43,432 UGI Corporation 1,110,122
11,389 Xcel Energy, Inc. 611,931
Total 42,869,438
Total Common Stock
(cost $1,184,759,765) 1,539,365,685
Shares
Registered Investment
Companies ( 6.1% ) Value
U.S. Affiliated  (4.7%)
5,834,035 Thrivent Core Emerging Markets
Equity Fund 52,856,355
3,908,105 Thrivent Core Small Cap Value
Fund 39,393,702
Total 92,250,057
U.S. Unaffiliated  (1.4%)
4,745 Communication Services Select
Sector SPDR Fund 369,446
11,375 Invesco QQQ Trust Series 1 4,829,711
26,663 iShares Biotechnology ETF 3,384,068
31,552 SPDR S&P 500 ETF Trust 15,838,473
20,438 SPDR S&P Biotech ETF
c
1,729,464
1,743 SPDR S&P Oil & Gas Exploration
ETF
c
263,942
Total 26,415,104
Total Registered Investment
Companies (cost $114,923,685) 118,665,161
Shares
Collateral Held for Securities
Loaned ( 0.5% ) Value
9,644,115 Thrivent Cash Management Trust 9,644,115
Total Collateral Held for
Securities Loaned
(cost $9,644,115) 9,644,115
Shares Preferred Stock ( <0.1% ) Value
Consumer Discretionary (<0.1%)
1,877 Bayerische Motoren Werke AG 192,865
Total 192,865
Total Preferred Stock
(cost $131,475) 192,865

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares or
Principal
Amount Short-Term Investments ( 15.1% ) Value
Federal Home Loan Bank Discount
Notes
48,325,000 5.270%, 5/1/2024
e,f
$ 48,317,919
9,100,000 5.210%, 5/21/2024
e,f
9,071,999
8,040,000 5.270%, 5/22/2024
e,f
8,014,082
13,000,000 5.280%, 5/24/2024
e
12,954,283
100,000 5.250%, 5/29/2024
e,f
99,575
3,000,000 5.230%, 6/7/2024
e,f
2,983,296
1,300,000 5.226%, 6/20/2024
e,f
1,290,285
5,000,000 5.233%, 7/10/2024
e,f
4,948,673
U.S. Treasury Bills
73,000,000 5.274%, 5/2/2024
e
72,989,259
5,000,000 5.278%, 5/9/2024
e
4,994,132
10,000,000 5.280%, 5/21/2024
e
9,970,722
50,000,000 5.281%, 6/6/2024
e
49,735,875
25,000,000 5.271%, 6/11/2024
e
24,850,094
44,415,000 5.277%, 6/13/2024
e
44,135,703
Total Short-Term Investments
(cost $294,368,305) 294,355,897
Total Investments (cost
$1,603,827,345) 100.5% $1,962,223,723
Other Assets and Liabilities, Net
(0.5%) (9,942,326)
Total Net Assets 100.0% $1,952,281,397
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $6,508,077 or 0.3% of
total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Global Stock Fund as of
April 30, 2024:
Securities Lending Transactions
Common Stock $ 8,887,618
Total lending $8,887,618
Gross amount payable upon return of
collateral for securities loaned $9,644,115
Net amounts due to counterparty $756,497
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $411,810,295
Gross unrealized depreciation (55,267,023)
Net unrealized appreciation (depreciation) $356,543,272
Cost for federal income tax purposes $1,600,765,089

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

,
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Global Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 95,043,633 76,051,427 18,992,206 –
Consumer Discretionary 164,795,764 104,926,739 59,869,025 –
Consumer Staples 87,240,983 52,034,873 35,206,110 –
Energy 93,104,470 60,840,373 32,264,097 –
Financials 257,499,373 160,384,257 97,115,116 –
Health Care 191,536,336 128,076,369 63,459,967 –
Industrials 219,023,692 130,169,052 88,854,640 –
Information Technology 279,273,219 221,112,000 58,161,219 –
Materials 71,275,910 33,180,356 38,095,548 6
Real Estate 37,702,867 34,752,813 2,950,054 –
Utilities 42,869,438 28,445,063 14,424,375 –
Registered Investment Companies
U.S. Unaffiliated 26,415,104 26,415,104 – –
Preferred Stock
Consumer Discretionary 192,865 – 192,865 –
Short-Term Investments 294,355,897 – 294,355,897 –
Subtotal Investments in Securities $1,860,329,551 $1,056,388,426 $803,941,119 $6
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 92,250,057
Collateral Held for Securities Loaned 9,644,115
Subtotal Other Investments $101,894,172
Total Investments at Value $ 1,962,223,723
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Global Stock Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 10,314,650 10,314,650 – –
Total Asset Derivatives $10,314,650 $10,314,650 $– $–
Liability Derivatives
Futures Contracts 15,230,012 15,230,012 – –
Total Liability Derivatives $15,230,012 $15,230,012 $– $–

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Global Stock Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $18,594,956 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CME E-mini Russell 2000 Index 15 June 2024 $ 1,571,274 ( $ 82,074)
CME E-mini S&P 500 Index 1,577 June 2024 412,031,512 (12,498,562)
CME E-mini S&P Mid-Cap 400 Index 4 June 2024 1,193,494 (42,614)
ICE mini MSCI EAFE Index 599 June 2024 70,508,210 (2,596,585)
ICE US mini MSCI Emerging Markets Index 354 June 2024 18,453,577 (10,177)
Total Futures Long Contracts $ 503,758,067 ( $ 15,230,012)
CME E-mini Russell 2000 Index (928) June 2024 ( $ 97,961,598) $ 5,829,758
CME E-mini S&P Mid-Cap 400 Index (370) June 2024 (110,941,292) 4,484,892
Total Futures Short Contracts ( $ 208,902,890) $10,314,650
Total Futures Contracts $ 294,855,177 ($4,915,362)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 10,314,650
Total Equity Contracts 10,314,650
Total Asset Derivatives $10,314,650
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 15,230,012
Total Equity Contracts 15,230,012
Total Liability Derivatives $15,230,012
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 36,886,031
Total Return Swaps Net realized gains/(losses) on Swap agreements 11,286
Total Equity Contracts 36,897,317
Total $36,897,317

Global Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Global Stock Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 9,730,260
Total Equity Contracts 9,730,260
Total $9,730,260
The following table presents Global Stock Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $480,431,365
Futures - Short (180,046,875)
Total Rate of Return Swaps - Long 40,753
Total Rate of Return Swaps - Short (38,993)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust f or the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Global Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity $49,160 $1,768 $4,000 $52,856 5,834 2.7%
Core Small Cap Value 32,744 606 – 39,394 3,908 2.0
Total U.S. Affiliated Registered Investment
Companies 81,904 92,250 4.7
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,866 64,183 60,405 9,644 9,644 0.5
Total Collateral Held for Securities Loaned 5,866 9,644 0.5
Total Value $87,770 $101,894
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Equity ($950) $6,878 $– $1,769
Core Small Cap Value – 6,044 – 606
Affiliated Short-Term Investments
Total Income/Non Cash Income from Affiliated Investments $2,375
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 24
Total Affiliated Income from Securities Loaned, Net $24
Total ($950) $12,922 $–

Government Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Asset-Backed Securities (9.7%)
Cascade Funding Mortgage Trust,
LLC
$ 113,239
0.985%,  11/25/2050, Ser.
2021-EBO1, Class A
a,b
$ 109,598
331,758
1.151%,  10/27/2031, Ser.
2021-HB7, Class A
a,b
323,800
ECMC Group Student Loan Trust
148,646
6.445%,  (SOFR30A +
1.114%), 1/27/2070, Ser.
2020-3A, Class A1B
a,b
148,246
Finance of America HECM Buyout
154,714
2.695%,  2/25/2032, Ser.
2022-HB1, Class A
a,b
150,798
Goodgreen
203,356
3.860%,  10/15/2054, Ser.
2019-1A, Class A
a
179,358
Helios Issuer, LLC
679,886
5.750%,  12/20/2050, Ser.
2023-GRID1, Class 1A
a,c
674,742
Kentucky Higher Education
Student Loan Corporation
Student Loan Rev.
427,793
1.650%,  3/25/2051, Ser.
2021-1 380,567
Missouri Higher Education Loan
Auth.
400,066
1.530%,  1/25/2061, Ser.
2021-1 338,820
Navient Student Loan Trust
463,653
1.310%,  12/26/2069, Ser.
2021-1A, Class A1A
a
393,909
New Hampshire Higher Education
Loan Corporation
189,298
6.631%,  (TSFR1M +
1.314%), 9/25/2060, Ser.
2020-1, Class A1B
b
189,339
RMF Buyout Issuance Trust
125,550
1.259%,  11/25/2031, Ser.
2021-HB1, Class A
a,b
122,214
Total 3,011,391
Collateralized Mortgage Obligations (11.1%)
Federal Agricultural Mortgage
Corporation Real Estate Trust
832,971
2.180%,  1/25/2051, Ser.
2021-1, Class A
a,b,c
636,778
Federal Home Loan Mortgage
Corporation - REMIC
87,160
4.000%,  1/25/2051, Ser.
5249, Class LA 82,050
625,783
1.500%,  3/25/2050, Ser.
4982, Class JA 472,668
800,000
4.000%,  8/25/2052, Ser.
5256, Class AY 702,607
28,311
2.000%,  1/15/2041, Ser.
4074, Class JA 27,137
151,499
1.750%,  6/15/2042, Ser.
4097, Class QN 127,955
Federal Home Loan Mortgage
Corporation - SCRT
360,615
2.000%,  11/25/2059, Ser.
2020-2, Class MT
c
276,826
Principal
Amount Long-Term Fixed Income (99.3%) Value
Collateralized Mortgage Obligations (11.1%) -
continued
Federal Home Loan Mortgage
Corporation - SLST
$ 700,000
2.250%,  5/26/2031, Ser.
2021-1, Class A2C
c
$ 564,510
Federal National Mortgage
Association - REMIC
252,119
5.000%,  3/25/2054, Ser.
2024-9, Class ZC 242,356
99,582
2.000%,  11/25/2032, Ser.
2012-123, Class BA 90,260
244,666
4.500%,  1/25/2046, Ser.
2022-68, Class BA 236,461
Total 3,459,608
Commercial Mortgage-Backed Securities (1.9%)
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
600,000
5.180%,  3/25/2029, Ser.
K520, Class A2
b
599,951
Total 599,951
Mortgage-Backed Securities (37.1%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
384,967 2.000%,  1/1/2052 294,606
406,255 3.000%,  2/1/2050 341,197
435,905 2.000%,  5/1/2051 333,597
464,459 4.000%,  5/1/2052 419,111
59,590 5.000%,  7/1/2053 56,857
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
173,844 2.500%,  7/1/2030 161,905
Federal National Mortgage
Association Conventional 10-Yr.
Pass Through
916,470 2.000%,  3/1/2033 846,981
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
549,253 3.500%,  5/1/2040 496,377
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
97,310 2.000%,  2/1/2051 74,497
80,053 2.000%,  2/1/2051 61,285
795,226 2.500%,  2/1/2051 638,725
633,990 3.000%,  5/1/2051 535,000
526,911 3.000%,  6/1/2050 447,127
616,202 3.500%,  8/1/2050 541,229
520,412 3.500%,  9/1/2052 452,857
123,375 2.000%,  11/1/2051 94,105
492,268 2.000%,  12/1/2050 376,182
1,889,662 4.500%,  12/1/2052 1,755,384
200,000 5.500%,  5/1/2041
d
194,110
2,175,000 5.000%,  5/1/2049
d
2,060,829
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
925,700 2.500%,  3/1/2062 719,647

Government Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Mortgage-Backed Securities (37.1%) -
continued
$ 382,819 3.500%,  7/1/2061 $ 324,430
381,146 4.000%,  12/1/2061 336,759
Total 11,562,797
U.S. Government & Agencies (39.5%)
Federal Home Loan Bank
950,000 5.900%,  3/10/2043 940,110
Tennessee Valley Authority
385,000 5.250%,  9/15/2039 386,619
U.S. Treasury Bonds
2,475,000 1.375%,  8/15/2050 1,207,626
U.S. Treasury Notes
3,450,000 3.750%,  4/15/2026 3,367,389
4,560,000 3.875%,  9/30/2029 4,375,462
2,050,000 4.500%,  11/15/2033 2,019,891
Total 12,297,097
Total Long-Term Fixed Income
(cost $32,867,359) 30,930,844
Shares or
Principal
Amount Short-Term Investments ( 6.5% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.250%, 7/17/2024
e,f
98,872
Thrivent Core Short-Term Reserve
Fund
164,119 5.580% 1,641,190
U.S. Treasury Bills
300,000 5.243%, 6/13/2024
e
298,114
Total Short-Term Investments
(cost $2,038,188) 2,038,176
Total Investments (cost
$34,905,547) 105.8% $32,969,020
Other Assets and Liabilities, Net
(5.8%) (1,816,837)
Total Net Assets 100.0% $31,152,183
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $2,739,443 or 8.8% of
total net assets.
b Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c All or a portion of the security is insured or guaranteed.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
HECM - Home Equity Conversion Mortgage
REMIC - Real Estate Mortgage Investment Conduit
SCRT - Seasoned Credit Risk Transfer
Ser. - Series
SLST - Seasoned Loans Structured Transactions
Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 14,001
Gross unrealized depreciation (1,765,920)
Net unrealized appreciation (depreciation) $ (1,751,919)
Cost for federal income tax purposes $ 34,681,553

Government Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value for Government
Bond Fund as discussed in the Notes to Schedule of Investments.
* Located on the Statement of Operations, Change in net unrealized appreciation/(depreciation) on investments.
^ Located on the Statement of Operations, Net realized gains/(losses) on investments.
# Transferred from Level 2 to Level 3 because of a lack of observable market data, resulting from a decrease in market activity for the securities.
@ Transferred from Level 3 to Level 2 because observable market data became available for the securities.
The reporting entity's Asset Backed Securities Level 3 securities' fair value is calculated by a vendor using the established policies and procedures of the reporting entity. Inputs used in valuation include the principal and interest schedules, bond equivalent ratings, and U.S. Treasury yields.
Unobservable inputs were weighted by the relative fair value of the instruments. A significant increase or decrease in the inputs in isolation would have resulted in a significantly lower or higher fair value measurement.
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Government Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 3,011,391 – 3,011,391 –
Collateralized Mortgage Obligations 3,459,608 – 3,459,608 –
Commercial Mortgage-Backed Securities 599,951 – 599,951 –
Mortgage-Backed Securities 11,562,797 – 11,562,797 –
U.S. Government & Agencies 12,297,097 – 12,297,097 –
Short-Term Investments 396,986 – 396,986 –
Subtotal Investments in Securities $31,327,830 $– $31,327,830 $–
Other Investments  * Total
Affiliated Short-Term Investments 1,641,190
Subtotal Other Investments $1,641,190
Total Investments at Value $32,969,020
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Government Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 39,386 39,386 – –
Total Liability Derivatives $39,386 $39,386 $– $–
Investments in Securities
Beginning
Value
10/31/2023
Realized
Gain/
(Loss)^
Change in
Unrealized
Appreciation/
(Depreciation)
*  Purchases  Sales
Transfers
Into
Level 3 #
Transfers
Out of Level
3 @
Ending Value
4/30/2024
Long Term Fixed Income
 Asset Backed Securities $686,000 $496  $8,360 $- ($20,114)  - ($674,742)  $-
Total  $686,000 $496   $8, 360  $- ($20,114)  $- ($674,742) $-

Government Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Government Bond Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $98,872 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 19 June 2024 $ 3,889,854 ( $ 39,386)
Total Futures Long Contracts $ 3,889,854 ( $ 39,386)
Total Futures Contracts $ 3,889,854 ($39,386)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 39,386
Total Interest Rate Contracts 39,386
Total Liability Derivatives $39,386
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (57,633)
Total Interest Rate Contracts (57,633)
Total ($57,633)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Government Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 86,451
Total Interest Rate Contracts 86,451
Total $86,451
The following table presents Government Bond Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $12,627,343
Futures - Short (811,621)

Government Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Government Bond Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $13,011 $38,522 $49,892 $1,641 164 5.3%
Total Affiliated Short-Term Investments 13,011 1,641 5.3
Total Value $13,011 $1,641
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $7 ($7) $– $246
Total Income/Non Cash Income from Affiliated Investments $246
Total $7 ($7) $–

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 99.3% ) Value
Alabama (2.7%)
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
$ 250,000 5.500%, 6/1/2049, Ser. D-1
a
$ 263,902
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
200,000 5.500%, 8/1/2058, Ser. A
b
214,728
Jefferson County, AL Sewer Rev.
Refg. Warrants
250,000 5.500%, 10/1/2053 267,173
Pell City Square Cooperative
District, AL Rev.
245,000 7.000%, 4/1/2044, Ser. A 253,998
Total 999,801
Arizona (5.1%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
250,000 5.375%, 7/1/2053
c
243,680
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
200,000 5.000%, 7/15/2050, Ser. A
c
181,777
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
350,000 5.000%, 7/1/2047, Ser. A 351,194
Arizona Industrial Development
Auth. Education Rev. Refg.
(Doral Academy of Northern
Nevada)
350,000 4.000%, 7/15/2051, Ser. A
c
267,015
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
250,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
255,316
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
250,000 6.375%, 7/1/2058, Ser. A
c
253,585
Phoenix, AZ Industrial Development
Auth. Healthcare Fac. Rev.
(Mayo Clinic)
355,000 3.550%, 11/15/2052, Ser. A
a
355,000
Total 1,907,567
Arkansas (0.7%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
250,000 5.700%, 5/1/2053, AMT 256,664
Total 256,664
California (5.0%)
California Community Choice
Financing Auth. Rev. (Clean
Energy)
250,000 5.000%, 8/1/2029, Ser. A-1
a
261,810
200,000 5.250%, 10/1/2031, Ser. C
a
208,645
Principal
Amount Long-Term Fixed Income (99.3%) Value
California (5.0%) - continued
California Municipal Finance Auth.
Fac. Rev. (United Airlines, Inc.)
$ 250,000 4.000%, 7/15/2029, AMT $ 248,438
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
250,000
4.125%, 10/1/2041, Ser. A,
AMT
a
250,087
California Municipal Finance Auth.
Special Tax Rev.
250,000 6.250%, 9/1/2052, Ser. C 262,140
Dixon, CA Special Tax
250,000 5.000%, 9/1/2048 236,474
River Islands, CA Public Financing
Auth. Community Fac. District
Special Tax
150,000 5.625%, 9/1/2053 150,109
San Diego County, CA Regional
Airport Auth. Rev.
250,000
5.250%, 7/1/2058, Ser. B,
AMT 261,977
Total 1,879,680
Colorado (5.6%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
250,000 6.500%, 12/1/2053 252,582
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
225,000 5.000%, 4/1/2048 225,620
Colorado Educational and Cultural
Fac. Auth. Rev. (Aspen View
Academy)
350,000 4.000%, 5/1/2051 268,011
Colorado Educational and Cultural
Fac. Auth. Rev. (Mountain
Phoenix Community School)
200,000 6.250%, 7/1/2053
c
200,785
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
150,000 5.000%, 12/1/2050
c
125,829
Colorado Health Fac. Auth. Rev.
Refg. (Commonspirit Health)
350,000 4.000%, 8/1/2049, Ser. A-2 317,865
Colorado High Performance
Transportation Enterprise Rev.
225,000 5.000%, 12/31/2056 225,174
Denver, CO Health and Hospital
Auth. Healthcare Rev.
230,000 5.000%, 12/1/2039, Ser. A 229,990
Hess Ranch Metropolitan District
No. 5, CO Special Assessment
Rev.
250,000 6.000%, 12/1/2043, Ser. A-1 246,234
Total 2,092,090

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Connecticut (0.6%)
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
$ 250,000 5.000%, 1/1/2045, Ser. A
c
$ 208,166
Total 208,166
Delaware (2.0%)
Bridgeville, DE Special Obligation
(Heritage Shores Special
Development District)
200,000 5.625%, 7/1/2053
c,d
207,115
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
400,000 4.000%, 9/1/2051 328,724
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
230,000 5.000%, 7/1/2040, Ser. A 231,290
Total 767,129
District Of Columbia (0.7%)
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
250,000
5.250%, 10/1/2048, Ser. A,
AMT 264,430
Total 264,430
Florida (7.7%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
250,000 4.000%, 10/1/2046 200,913
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
250,000 5.650%, 3/1/2054
b
274,502
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
150,000 5.000%, 11/1/2053, Ser. A-1 144,789
Charlotte County, FL Industrial
Development Auth. Utility System
Rev. (Town and Country Utilities)
250,000 4.000%, 10/1/2051, AMT
c
203,830
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
225,000 5.750%, 6/15/2047, Ser. A 228,719
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
150,000 5.000%, 7/1/2051, Ser. A-1 140,227
250,000 4.000%, 7/1/2055, Ser. A 190,062
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
250,000 4.500%, 8/1/2055, Ser. A 236,653
Principal
Amount Long-Term Fixed Income (99.3%) Value
Florida (7.7%) - continued
Florida Development Finance
Corporation Senior Living Rev.
Refg. (Glenridge Palmer Ranch)
$ 250,000 5.000%, 6/1/2051
c
$ 204,405
Florida Higher Educational Fac.
Financing Auth. Rev. (Ringling
College)
300,000 5.000%, 3/1/2049 293,220
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
300,000 5.250%, 10/1/2052, Ser. A 254,732
Osceola County, FL Transportation
Rev. Refg.
300,000
Zero Coupon, 10/1/2043,
Ser. A-2 106,783
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
290,000 4.000%, 6/15/2056, Ser. A
c
214,651
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
200,000 5.250%, 5/1/2054
c
204,298
Total 2,897,784
Georgia (1.9%)
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 212,827
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
250,000 5.000%, 5/15/2028, Ser. A 255,895
Monroe County, GA Development
Auth. Pollution Control Rev.
(Georgia Power Company Plant
Scherer)
250,000 3.875%, 10/1/2048
a
250,356
Total 719,078
Guam (0.9%)
Guam Power Auth. Rev. Refg.
300,000 5.000%, 10/1/2034, Ser. A 319,787
Total 319,787
Idaho (0.5%)
College of Western Idaho Annual
Appropriation C.O.P
200,000 5.000%, 8/1/2052 202,445
Total 202,445
Illinois (3.2%)
Chicago, IL G.O.
250,000 5.000%, 1/1/2039, Ser. A 257,986
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
200,000 6.500%, 5/15/2047, Ser. A 203,130

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Illinois (3.2%) - continued
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
$ 250,000 5.625%, 8/1/2053, Ser. A
c
$ 259,926
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
150,000 5.000%, 2/15/2037 150,169
Illinois G.O.
235,000 5.000%, 12/1/2025, Ser. B 239,212
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
115,000
Zero Coupon, 6/15/2035,
Ser. A
b
73,842
Total 1,184,265
Indiana (2.9%)
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
150,000 5.750%, 3/1/2054, Ser. A 158,224
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
250,000 5.375%, 6/1/2064, Ser. A 254,891
Indiana Housing & Community
Development Auth. Rev. (Vita of
Marion)
150,000 5.250%, 4/1/2041, Ser. A
c
120,022
Indiana Housing & Community
Development Auth. Rev. (Vita of
New Whiteland)
150,000 6.750%, 1/1/2043 148,882
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
250,000 6.125%, 3/1/2057, Ser. E 270,557
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
150,000 5.000%, 1/1/2054, AMT
c,d
151,823
Total 1,104,399
Iowa (1.7%)
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
160,000 5.000%, 5/15/2032, Ser. A 158,434
150,000 5.000%, 5/15/2043, Ser. A 136,435
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
350,000 5.375%, 10/1/2052 356,677
Total 651,546
Kansas (0.4%)
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
150,000 6.500%, 11/15/2042, Ser. A
c
152,177
Total 152,177
Principal
Amount Long-Term Fixed Income (99.3%) Value
Louisiana (0.8%)
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
$ 115,000 3.820%, 12/1/2040, Ser. B
a
$ 115,000
St. John the Baptist Parish, LA Rev.
Refg. (Marathon Oil Corporation)
200,000 4.050%, 6/1/2037, Ser. A-1
a
197,911
Total 312,911
Maryland (1.1%)
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
200,000 6.000%, 7/1/2058, Ser. A 217,835
Prince George's County, MD Tax
Allocation (West Phalia Town
Center)
200,000 5.000%, 7/1/2030
c
202,416
Total 420,251
Massachusetts (1.9%)
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
200,000 5.000%, 7/1/2052 198,715
Massachusetts Transportation Fund
Rev. (Rail Enhancement)
500,000 5.000%, 6/1/2053, Ser. A 532,518
Total 731,233
Michigan (1.5%)
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
100,000 5.000%, 12/31/2033, AMT 103,468
225,000 5.000%, 12/31/2043, AMT 225,801
Michigan Strategic Fund Limited
Obligation Rev. (Recycled Board
Machine)
250,000 4.000%, 10/1/2026, AMT
a
248,743
Total 578,012
Minnesota (4.6%)
Apple Valley, MN Senior Housing
Rev. (PHS Apple Valley Senior
Housing, Inc. - Orchard Path
Phase II)
290,000 4.000%, 9/1/2041 256,629
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
150,000 6.250%, 3/1/2054, Ser. A 144,497
Cuyuna Range Hospital District,
MN Health Care Fac. Rev.
150,000 5.750%, 5/1/2053 151,980
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
250,000 5.000%, 7/1/2043, Ser. A 241,870
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
250,000 5.250%, 6/15/2047, Ser. B 257,195

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Minnesota (4.6%) - continued
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
$ 320,000 5.000%, 10/1/2052, Ser. A $ 330,240
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
225,000 5.000%, 7/1/2055, Ser. A 182,672
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
200,000 4.000%, 12/1/2050 150,176
Total 1,715,259
Missouri (1.9%)
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
75,000 5.750%, 8/15/2059, Ser. A
d
75,280
140,000 5.000%, 8/15/2042, Ser. A 128,798
Ozark, MO R-6 School District
C.O.P
250,000 5.000%, 4/1/2045 255,503
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
250,000 6.000%, 10/1/2049
c
242,550
Total 702,131
Montana (0.4%)
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
250,000 4.000%, 7/1/2050, Ser. A 161,815
Total 161,815
Nevada (1.3%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
225,000 5.000%, 9/1/2042, Ser. A 227,209
Las Vegas, NV Special
Improvement District No. 817
Special Assessment (Summerlin
Village 29)
250,000 6.000%, 6/1/2053 254,102
Total 481,311
New Hampshire (0.7%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
250,000 5.250%, 7/1/2048, Ser. A 252,960
Total 252,960
New Jersey (1.1%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
160,000 6.000%, 6/15/2052 169,443
Principal
Amount Long-Term Fixed Income (99.3%) Value
New Jersey (1.1%) - continued
New Jersey Transportation Trust
Fund Auth. Rev.
$ 225,000 5.000%, 6/15/2045, Ser. AA $ 226,252
Total 395,695
New York (9.6%)
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
200,000 5.750%, 6/1/2042
c
207,443
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
410,000 5.000%, 6/15/2042 409,926
Build NYC Resource Corporation,
NY Rev. (New World Preparatory
Charter School)
250,000 4.000%, 6/15/2051
c
191,938
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
250,000 5.500%, 6/15/2053, Ser. A
c
248,174
Metropolitan Transportation Auth.,
NY Rev.
250,000
5.000%, 11/15/2045, Ser.
A-2
a
267,866
New York City, NY G.O.
120,000 3.800%, 4/1/2036, Ser. L-3
a
120,000
250,000 4.500%, 5/1/2049, Ser. D-1 251,972
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
300,000 5.000%, 7/15/2042, Ser. A 302,349
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
250,000 4.000%, 4/30/2053, AMT 201,114
New York Transportation
Development Corporation
Special Fac. Rev. (Laguardia
Airport Terminal C&D
Redevelopment)
250,000 5.625%, 4/1/2040, AMT 271,657
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
400,000 5.000%, 12/1/2042, AMT 414,612
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
263,860
Suffolk County, NY Economic
Development Corporation Rev.
(St. Johnland Assisted Living,
Inc.)
250,000 5.375%, 11/1/2054
c
200,397
Suffolk Regional Off-Track Betting
Corporation, NY Rev.
250,000 6.000%, 12/1/2053 252,351
Total 3,603,659

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
North Carolina (2.4%)
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
$ 250,000 5.250%, 7/1/2053, AMT
b
$ 262,932
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (The United
Methodist Retirement Homes)
250,000 5.125%, 10/1/2054, Ser. A 254,072
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
500,000 4.000%, 1/1/2052, Ser. A 381,208
Total 898,212
North Dakota (0.5%)
Horace, ND Refg. Improvement
U.T.G.O.
200,000 5.000%, 5/1/2048, Ser. A 188,784
Total 188,784
Ohio (2.0%)
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
500,000 5.000%, 6/1/2055, Ser. B-2 452,635
Cleveland-Cuyahoga County, OH
Port Auth. Rev. Refg. (Flats East
Bank)
240,000 4.000%, 12/1/2055, Ser. A
c
188,642
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
100,000 5.000%, 3/1/2034 96,355
Total 737,632
Oklahoma (0.6%)
Osage County, OK Industrial Auth.
Rev.
225,000 6.500%, 9/1/2040 238,215
Total 238,215
Oregon (1.3%)
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
340,000 4.000%, 5/15/2057 250,435
Umatilla, OR Hospital District No.
1 G.O.
250,000 5.000%, 6/1/2053 251,050
Total 501,485
Pennsylvania (3.0%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
350,000
5.000%, 1/1/2051, Ser. A,
AMT 355,876
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
210,000 5.500%, 6/30/2037, AMT 233,348
Principal
Amount Long-Term Fixed Income (99.3%) Value
Pennsylvania (3.0%) - continued
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
$ 300,000 4.000%, 8/1/2054 $ 283,744
Philadelphia, PA Auth. for Industrial
Development Charter School
Rev. Refg. (Tacony Academy
Charter School)
250,000 5.500%, 6/15/2043
c
251,746
Total 1,124,714
Puerto Rico (0.7%)
Puerto Rico Sales Tax Financing
Corporation Rev.
250,000 4.750%, 7/1/2053, Ser. A-1 243,477
Total 243,477
South Carolina (0.5%)
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
200,000 5.000%, 4/1/2054, Ser. A 182,130
Total 182,130
South Dakota (0.5%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
250,000 4.000%, 8/1/2051 199,364
Total 199,364
Tennessee (0.8%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational Fac.
Rev. Refg. (Trevecca Nazarene
University)
300,000 5.000%, 10/1/2034 305,307
Total 305,307
Texas (6.6%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
250,000 6.250%, 6/1/2063
c
255,129
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
250,000 5.000%, 8/15/2053
b
264,987
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
195,000 5.000%, 1/1/2033, Ser. A 185,242
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
350,000 4.000%, 12/1/2041, Ser. A 327,671

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Texas (6.6%) - continued
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
$ 250,000 5.750%, 7/15/2052 $ 234,126
Port of Beaumont, TX Navigation
District Fac. Rev. Refg. (Dock
and Wharf Jefferson Gulf Coast
Energy)
250,000
4.000%, 1/1/2050, Ser. A,
AMT
c
193,035
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
250,000 5.000%, 10/1/2031, Ser. A 237,581
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
250,000 5.500%, 11/15/2047, Ser. D 273,498
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
235,000 5.000%, 10/1/2044, Ser. A-1 221,439
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
300,000 5.000%, 6/30/2058, AMT 301,877
Total 2,494,585
Utah (0.7%)
Utah Infrastructure Agency
Telecommunication Rev.
245,000 6.000%, 10/15/2047 261,674
Total 261,674
Virginia (2.5%)
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
235,000 6.875%, 12/1/2058, Ser. A 254,426
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
230,000 5.000%, 12/31/2047, AMT 231,453
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 439,867
Total 925,746
Washington (2.1%)
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
250,000 5.500%, 12/1/2054 262,223
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
250,000 4.750%, 7/1/2027, Ser. B-1 250,008
Principal
Amount Long-Term Fixed Income (99.3%) Value
Washington (2.1%) - continued
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
$ 250,000 6.125%, 7/1/2053
c
$ 270,378
Total 782,609
West Virginia (1.0%)
South Charleston, WV Special
District Excise Tax Rev. Refg.
(South Charleston Park Place)
500,000 4.500%, 6/1/2050
c
378,009
Total 378,009
Wisconsin (7.2%)
Public Finance Auth., WI Charter
School Rev. (Founders Academy
of Las Vegas)
250,000 6.625%, 7/1/2053, Ser. A
c
256,910
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
250,000 6.500%, 7/15/2063, Ser. A
c
260,500
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
250,000 7.000%, 7/1/2058
c
257,123
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
335,000 5.000%, 2/1/2052, Ser. A 326,991
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
250,000 5.250%, 7/1/2053, AMT 244,776
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
500,000 4.000%, 3/31/2056, AMT 402,237
Public Finance Auth., WI Special
Rev. (Candela, Fort Bend
County, TX)
150,000 6.125%, 12/15/2029
c
146,940
Public Finance Auth., WI Special
Rev. (Lariat, Williamson County,
TX)
250,000 Zero Coupon, 9/1/2029
c
171,161
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
250,000 5.750%, 7/1/2063, Ser. A
c
261,155
Public Finance Auth., WI Tax
Increment Rev. (Miami
WorldCenter)
150,000 5.000%, 6/1/2041, Ser. A
c
149,292
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
240,000 5.000%, 6/1/2037 227,613
Total 2,704,698

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (99.3%) Value
Wyoming (0.4%)
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
$ 165,000 3.820%, 10/1/2044
a
$ 165,000
Total 165,000
Total Long-Term Fixed Income
(cost $39,471,877) 37,293,886
Principal
Amount Short-Term Investments ( 0.3% )
e
Value
Federal Home Loan Bank Discount
Notes
100,000 5.210%, 5/21/2024
f
99,692
Total Short-Term Investments
(cost $99,711) 99,692
Total Investments
(cost $39,571,588) 99.6% $37,393,578
Other Assets and Liabilities, Net
0.4% 159,625
Total Net Assets 100.0% $37,553,203
a Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $7,795,882 or 20.8% of
total net assets.
d Denotes investments purchased on a when-issued or
delayed-delivery basis.
e The interest rate shown reflects the yield.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $538,408
Gross unrealized depreciation (2,723,651)
Net unrealized appreciation (depreciation) ($2,185,243)
Cost for federal income tax purposes $39,595,125

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing High Income Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 10,913,441 – 10,913,441 –
Electric Revenue 570,143 – 570,143 –
General Obligation 1,107,385 – 1,107,385 –
Health Care 6,657,207 – 6,657,207 –
Housing Finance 1,511,282 – 1,511,282 –
Industrial Development Revenue 3,437,507 – 3,437,507 –
Other Revenue 3,149,278 – 3,149,278 –
Special Tax 207,115 – 207,115 –
Tax Revenue 2,839,370 – 2,839,370 –
Transportation 6,155,653 – 6,155,653 –
Water & Sewer 745,505 – 745,505 –
Short-Term Investments 99,692 – 99,692 –
Total Investments at Value $37,393,578 $– $37,393,578 $–
The following table is a summary of the inputs used, as of April 30, 2024, in valuing High Income Municipal Bond Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 16,304 16,304 – –
Total Asset Derivatives $16,304 $16,304 $– $–
The following table presents High Income Municipal Bond Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$99,692 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT U.S. Long Bond (3) June 2024 ( $ 357,741) $ 16,304
Total Futures Short Contracts ( $ 357,741) $16,304
Total Futures Contracts ( $ 357,741) $16,304
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for High Income Municipal
Bond Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 16,304
Total Interest Rate Contracts 16,304
Total Asset Derivatives $ 16,304
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

High Income Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for High
Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 2,947
Total Interest Rate Contracts 2,947
Total $ 2,947
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for High Income Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts (5,565)
Total Interest Rate Contracts (5,565)
Total ($5,565)
The following table presents High Income Municipal Bond Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Short ($460,945)

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Bank Loans ( 3.6% )
a
Value
Basic Materials (0.4%)
Grinding Media, Inc., Term Loan
$ 2,888,925
9.555%,  (TSFR3M +
4.000%), 10/12/2028
b,c
$ 2,878,092
Total 2,878,092
Capital Goods (0.2%)
Brand Industrial Services, Inc.,
Term Loan
1,396,980
9.799%,  (TSFR3M +
4.500%), 8/1/2030
b
1,400,766
Total 1,400,766
Communications Services (0.8%)
Cengage Learning, Inc., Term
Loan
1,367,358
9.565%,  (TSFR1M +
4.250%), 3/24/2031
b
1,369,805
DIRECTV Financing, LLC, Term
Loan
1,151,642
10.430%,  (TSFR1M +
5.000%), 8/2/2027
b
1,157,193
NEP Group, Inc., Term Loan
2,383,111
10.180%,PIK 1.500%,
(TSFR1M + 4.750%),
8/19/2026
b,d
2,241,316
Sinclair Television Group, Inc.,
Term Loan
461,813
8.591%,  (TSFR3M +
3.000%), 4/3/2028
b
359,780
Total 5,128,094
Consumer Cyclical (0.4%)
Cedar Fair, LP, Term Loan
459,000
0.000%,  (TSFR1M +
2.000%), 4/18/2031
b,e,f
459,000
Marriott Ownership Resorts, Inc.,
Term Loan
925,000
7.566%,  (TSFR1M +
2.250%), 4/1/2031
b,c
923,844
Staples, Inc., Term Loan
1,512,224
10.327%,  (LIBOR 1M +
5.000%), 4/13/2026
b
1,492,111
Total 2,874,955
Consumer Non-Cyclical (0.6%)
Amneal Pharmaceuticals, LLC,
Term Loan
931,653
10.816%,  (TSFR1M +
5.500%), 5/4/2028
b
931,653
Chobani , LLC, Term Loan
464,835
9.071%,  (TSFR1M +
3.750%), 10/25/2027
b
467,015
Endo Finance Holdings, Inc., Term
Loan
690,000
9.826%,  (TSFR3M +
4.500%), 4/23/2031
b
687,412
HLF Financing SARL, LLC, Term
Loan
462,000
0.000%,  (TSFR1M +
2.500%), 8/18/2025
b,e,f
458,461
Principal
Amount Bank Loans (3.6%)
a
Value
Consumer Non-Cyclical (0.6%) - continued
Triton Water Holdings, Inc., Term
Loan
$ 1,153,036
8.814%,  (TSFR3M +
3.250%), 3/31/2028
b
$ 1,147,663
Total 3,692,204
Energy (0.2%)
GIP II Blue Holding, LP, Term Loan
947,634
9.066%,  (TSFR1M +
3.750%), 9/29/2028
b
952,220
Total 952,220
Financials (0.2%)
Truist Insurance Holdings, LLC,
Term Loan
1,611,000
0.000%,  (TSFR1M +
3.250%), 3/24/2031
b,e,f
1,614,029
Total 1,614,029
Technology (0.3%)
CoreLogic , Inc., Term Loan
1,374,750
8.930%,  (TSFR1M +
3.500%), 6/2/2028
b
1,323,197
Rackspace Finance, LLC, Term
Loan
984,555
8.186%,  (TSFR1M +
2.750%), 5/15/2028
b
453,516
Total 1,776,713
Transportation (0.5%)
AAdvantage Loyalty IP, Ltd., Term
Loan
2,048,000
10.336%,  (TSFR3M +
4.750%), 4/20/2028
b
2,127,995
Air Canada, Term Loan
1,388,000
7.833%,  (TSFR3M +
2.500%), 3/21/2031
b,c
1,396,675
Total 3,524,670
Total Bank Loans
(cost $24,727,352) 23,841,743
Principal
Amount Long-Term Fixed Income ( 90.5% ) Value
Basic Materials (5.3%)
ACN 113 874 712, Pty. Ltd.
2,859,933 11.500%,  2/15/2018
*, g,h
2,860
ATI, Inc.
1,358,000 7.250%,  8/15/2030 1,389,204
Axalta Coating Systems Dutch
Holding B BV
1,127,000 7.250%,  2/15/2031
i
1,149,397
Baffinland Iron Mines
Corporation/ Baffinland Iron
Mines, LP
272,000 8.750%,  7/15/2026
i
250,054
Cascades, Inc./Cascades USA,
Inc.
1,372,000 5.125%,  1/15/2026
i
1,328,552
Chemours Company
2,817,000 5.750%,  11/15/2028
i
2,587,058

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Basic Materials (5.3%) - continued
Cleveland-Cliffs, Inc.
$ 1,955,000 4.625%,  3/1/2029
i
$ 1,809,073
1,090,000 4.875%,  3/1/2031
i
954,860
Consolidated Energy Finance SA
3,482,000 5.625%,  10/15/2028
i
2,942,318
First Quantum Minerals, Ltd.
1,938,000 6.875%,  10/15/2027
i
1,864,124
Hecla Mining Company
805,000 7.250%,  2/15/2028 801,605
Hudbay Minerals, Inc.
725,000 4.500%,  4/1/2026
i
701,180
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
1,771,000 9.000%,  7/1/2028
i
1,733,899
INEOS Finance plc
792,000 7.500%,  4/15/2029
i
795,684
Mercer International, Inc.
709,000 5.500%,  1/15/2026 687,617
Methanex Corporation
1,025,000 4.250%,  12/1/2024 1,010,650
Mineral Resources, Ltd.
417,000 9.250%,  10/1/2028
i
437,156
Novelis Corporation
580,000 3.250%,  11/15/2026
i
542,279
2,010,000 4.750%,  1/30/2030
i
1,839,192
580,000 3.875%,  8/15/2031
i
491,152
OCI NV
2,564,000 4.625%,  10/15/2025
i
2,498,739
Olin Corporation
670,000 5.625%,  8/1/2029 645,908
SCIL IV, LLC/SCIL USA Holdings,
LLC
1,377,000 5.375%,  11/1/2026
i
1,321,607
SNF Group SACA
926,000 3.125%,  3/15/2027
i
850,275
1,157,000 3.375%,  3/15/2030
i
994,891
SunCoke Energy, Inc.
2,234,000 4.875%,  6/30/2029
i
1,972,584
Taseko Mines, Ltd.
1,349,000 8.250%,  5/1/2030
i
1,370,554
Tronox , Inc.
681,000 4.625%,  3/15/2029
i
607,512
United States Steel Corporation
2,111,000 6.875%,  3/1/2029 2,113,755
Total 35,693,739
Capital Goods (11.3%)
AAR Escrow Issuer, LLC
1,634,000 6.750%,  3/15/2029
i
1,642,824
Abengoa Abenewco 2 Bis SA,
Convertible
3,449,988
0.000%,PIK 1.500%,
4/26/2024
*, d,g,h
17,250
Advanced Drainage Systems, Inc.
2,360,000 5.000%,  9/30/2027
i
2,285,288
AECOM
1,372,000 5.125%,  3/15/2027 1,332,905
Amsted Industries, Inc.
2,750,000 4.625%,  5/15/2030
i
2,472,752
Principal
Amount Long-Term Fixed Income (90.5%) Value
Capital Goods (11.3%) - continued
Ardagh Packaging Finance
plc/ Ardagh Holdings USA, Inc.
$ 689,000 4.125%,  8/15/2026
i
$ 574,183
849,000 5.250%,  8/15/2027
i
432,990
Boeing Company
919,000 6.858%,  5/1/2054
i
921,490
459,000 6.298%,  5/1/2029
i
460,823
689,000 6.388%,  5/1/2031
i
692,095
Bombardier, Inc.
1,620,000 7.875%,  4/15/2027
i
1,609,904
1,755,000 6.000%,  2/15/2028
i
1,711,457
Builders FirstSource , Inc.
900,000 5.000%,  3/1/2030
i
842,703
Canpack SA/ Canpack US, LLC
2,655,000 3.875%,  11/15/2029
i
2,326,566
Chart Industries, Inc.
2,030,000 7.500%,  1/1/2030
i
2,076,295
Clean Harbors, Inc.
2,920,000 5.125%,  7/15/2029
i
2,782,165
Clydesdale Acquisition Holdings,
Inc.
273,000 6.625%,  4/15/2029
i
272,314
546,000 8.750%,  4/15/2030
i
527,682
Cornerstone Building Brands, Inc.
686,000 6.125%,  1/15/2029
i
578,834
Covanta Holding Corporation
826,000 4.875%,  12/1/2029
i
724,076
CP Atlas Buyer, Inc.
1,228,000 7.000%,  12/1/2028
i,j
1,106,429
Crown Cork & Seal Company, Inc.
1,700,000 7.375%,  12/15/2026 1,754,313
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
1,819,000 6.625%,  12/15/2030
i
1,802,701
EquipmentShare.com, Inc.
670,000 8.625%,  5/15/2032
i
681,671
GFL Environmental, Inc.
3,885,000 4.000%,  8/1/2028
i
3,521,304
H&E Equipment Services, Inc.
4,500,000 3.875%,  12/15/2028
i
3,981,995
Herc Holdings, Inc.
1,730,000 5.500%,  7/15/2027
i
1,680,268
Mauser Packaging Solutions
Holding Company
1,281,000 9.250%,  4/15/2027
i,j
1,255,348
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
406,000 6.750%,  4/1/2032
i
403,209
MIWD Holdco II, LLC
1,163,000 5.500%,  2/1/2030
i
1,053,278
Mueller Water Products, Inc.
1,135,000 4.000%,  6/15/2029
i
1,026,961
Nesco Holdings II, Inc.
2,170,000 5.500%,  4/15/2029
i
2,019,821
New Enterprise Stone and Lime
Company, Inc.
3,053,000 5.250%,  7/15/2028
i
2,867,780
OI European Group BV
2,270,000 4.750%,  2/15/2030
i
2,073,196

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Capital Goods (11.3%) - continued
Owens-Brockway Glass Container,
Inc.
$ 1,093,000 6.625%,  5/13/2027
i
$ 1,092,097
Pactiv Evergreen Group
1,610,000 4.375%,  10/15/2028
i
1,481,698
Roller Bearing Company of
America, Inc.
1,463,000 4.375%,  10/15/2029
i
1,322,207
Rolls-Royce plc
1,008,000 5.750%,  10/15/2027
i
996,943
Sealed Air Corporation/Sealed Air
Corporation (US)
1,089,000 6.125%,  2/1/2028
i
1,075,732
Smyrna Ready Mix Concrete, LLC
1,947,000 8.875%,  11/15/2031
i
2,050,470
Spirit AeroSystems , Inc.
920,000 4.600%,  6/15/2028 847,728
1,389,000 9.750%,  11/15/2030
i
1,536,576
SRM Escrow Issuer, LLC
1,192,000 6.000%,  11/1/2028
i
1,153,087
Summit Materials, LLC/Summit
Materials Finance Corporation
556,000 7.250%,  1/15/2031
i
571,198
TransDigm , Inc.
713,000 6.750%,  8/15/2028
i
716,030
110,000 4.625%,  1/15/2029 100,759
1,885,000 4.875%,  5/1/2029 1,733,786
2,355,000 7.125%,  12/1/2031
i
2,399,920
1,906,000 6.625%,  3/1/2032
i
1,902,760
Triumph Group, Inc.
882,000 9.000%,  3/15/2028
i
913,271
Trivium Packaging Finance
1,040,000 5.500%,  8/15/2026
i
1,022,056
870,000 8.500%,  8/15/2027
i
861,528
United Rentals North America, Inc.
1,710,000 3.875%,  2/15/2031 1,499,247
WESCO Distribution, Inc.
1,309,000 7.250%,  6/15/2028
i
1,329,707
680,000 6.375%,  3/15/2029
i
675,511
476,000 6.625%,  3/15/2032
i
473,773
Total 75,268,954
Communications Services (11.6%)
Altice Financing SA
1,217,000 5.750%,  8/15/2029
i
903,957
Altice France SA
1,026,000 5.125%,  7/15/2029
i
668,301
3,065,000 5.500%,  10/15/2029
i
2,005,383
AMC Networks, Inc.
338,000 10.250%,  1/15/2029
i
337,385
C&W Senior Finance, Ltd.
475,000 6.875%,  9/15/2027
i
449,787
CCO Holdings, LLC/CCO Holdings
Capital Corporation
2,521,000 5.000%,  2/1/2028
i
2,295,824
3,250,000 5.375%,  6/1/2029
i
2,862,596
347,000 6.375%,  9/1/2029
i
318,088
3,760,000 4.750%,  3/1/2030
i
3,124,354
1,814,000 4.250%,  2/1/2031
i
1,419,714
1,218,000 4.750%,  2/1/2032
i
957,877
Principal
Amount Long-Term Fixed Income (90.5%) Value
Communications Services (11.6%) - continued
Cimpress plc
$ 1,827,000 7.000%,  6/15/2026 $ 1,812,859
Clear Channel Outdoor Holdings,
Inc.
1,251,000 7.500%,  6/1/2029
i,j
1,008,088
Clear Channel Worldwide
Holdings, Inc.
1,780,000 5.125%,  8/15/2027
i
1,649,922
Connect Finco SARL/Connect US
Finco , LLC
1,048,000 6.750%,  10/1/2026
i
1,014,975
CSC Holdings, LLC
896,000 5.375%,  2/1/2028
i
687,421
733,000 11.750%,  1/31/2029
i
651,216
1,667,000 6.500%,  2/1/2029
i
1,243,281
3,009,000 5.750%,  1/15/2030
i
1,319,507
1,034,000 4.125%,  12/1/2030
i
656,819
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
4,113,000 5.875%,  8/15/2027
i
3,833,632
DISH DBS Corporation
634,000 5.875%,  11/15/2024
j
597,215
1,019,000 5.250%,  12/1/2026
i,j
801,325
719,000 7.375%,  7/1/2028 322,068
760,000 5.750%,  12/1/2028
i,j
513,214
1,162,000 5.125%,  6/1/2029 466,754
DISH Network Corporation
826,000 11.750%,  11/15/2027
i
832,639
Frontier Communications
Holdings, LLC
840,000 5.875%,  10/15/2027
i
805,693
1,410,000 5.000%,  5/1/2028
i
1,297,184
840,000 6.750%,  5/1/2029
i
738,711
510,000 8.750%,  5/15/2030
i
519,246
GCI, LLC
3,410,000 4.750%,  10/15/2028
i
3,041,875
Gray Television, Inc.
3,396,000 5.375%,  11/15/2031
i
2,041,350
iHeartCommunications , Inc.
423,000 6.375%,  5/1/2026 357,489
472,000 5.250%,  8/15/2027
i
346,290
Iliad Holding SASU
2,471,000 6.500%,  10/15/2026
i
2,458,902
1,064,000 8.500%,  4/15/2031
*,f
1,072,015
Intelsat Jackson Holdings SA
919,000 6.500%,  3/15/2030
i
879,615
Lamar Media Corporation
1,109,000 3.625%,  1/15/2031 948,195
LCPR Senior Secured Financing
DAC
3,330,000 6.750%,  10/15/2027
i
3,086,328
Level 3 Financing, Inc.
1,640,000 4.250%,  7/1/2028
i
631,892
600,000 11.000%,  11/15/2029
i
612,299
957,000 10.500%,  5/15/2030
i,j
948,312
McGraw-Hill Education, Inc.
919,000 5.750%,  8/1/2028
i
852,256
1,378,000 8.000%,  8/1/2029
i
1,265,683
News Corporation
1,610,000 3.875%,  5/15/2029
i
1,450,038

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Communications Services (11.6%) - continued
Outfront Media Capital,
LLC/ Outfront Media Capital
Corporation
$ 815,000 4.625%,  3/15/2030
i
$ 719,537
Paramount Global
679,000 6.375%,  3/30/2062
b
627,977
Playtika Holding Corporation
1,770,000 4.250%,  3/15/2029
i
1,523,178
Scripps Escrow II, Inc.
409,000 3.875%,  1/15/2029
i
302,127
Sinclair Television Group, Inc.
1,959,000 4.125%,  12/1/2030
i
1,357,822
Sirius XM Radio, Inc.
630,000 3.125%,  9/1/2026
i
586,360
360,000 5.000%,  8/1/2027
i
339,981
1,640,000 4.000%,  7/15/2028
i
1,461,931
860,000 3.875%,  9/1/2031
i
691,639
TEGNA, Inc.
680,000 4.750%,  3/15/2026
i
656,668
1,592,000 4.625%,  3/15/2028 1,434,698
Telecom Italia Capital SA
1,315,000 6.000%,  9/30/2034
j
1,107,264
Telecom Italia SPA/Milano
424,000 5.303%,  5/30/2024
i
422,915
Telesat Canada/ Telesat , LLC
448,000 4.875%,  6/1/2027
i
201,736
United States Cellular Corporation
464,000 6.700%,  12/15/2033 452,774
Uniti Group, LP/ Uniti Group
Finance, Inc./CSL Capital, LLC
1,179,000 4.750%,  4/15/2028
i
1,034,042
443,000 6.500%,  2/15/2029
i
356,140
Univision Communications, Inc.
1,688,000 4.500%,  5/1/2029
i
1,468,428
Urban One, Inc.
408,000 7.375%,  2/1/2028
i
331,041
Viasat , Inc.
1,087,000 6.500%,  7/15/2028
i,j
830,915
Virgin Media Finance plc
808,000 5.000%,  7/15/2030
i
661,708
Virgin Media Secured Finance plc
1,085,000 5.500%,  5/15/2029
i
986,199
VZ Secured Financing BV
2,000,000 5.000%,  1/15/2032
i
1,684,676
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
407,000 7.750%,  8/15/2028
i
392,160
YPSO Finance BIS SA
955,000 10.500%,  5/15/2027
i
339,016
Zayo Group Holdings, Inc.
811,000 4.000%,  3/1/2027
i
645,526
Ziggo Bond Company BV
807,000 5.125%,  2/28/2030
i,j
669,606
Total 77,393,638
Consumer Cyclical (17.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
4,025,000 4.375%,  1/15/2028
i
3,743,094
Principal
Amount Long-Term Fixed Income (90.5%) Value
Consumer Cyclical (17.1%) - continued
$ 1,385,000 4.000%,  10/15/2030
i
$ 1,194,388
Adient Global Holdings, Ltd.
1,091,000 8.250%,  4/15/2031
i,j
1,132,943
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
602,000 6.625%,  7/15/2026
i
600,408
720,000 6.000%,  6/1/2029
i,j
611,293
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
1,175,000 4.625%,  6/1/2028
i
1,055,414
700,000 4.625%,  6/1/2028
i
627,919
Allison Transmission, Inc.
1,137,000 3.750%,  1/30/2031
i
973,215
American Axle & Manufacturing,
Inc.
3,376,000 5.000%,  10/1/2029
j
3,045,987
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
363,000 7.000%,  4/15/2030
i,j
318,513
Arches Buyer, Inc.
1,478,000 6.125%,  12/1/2028
i
1,202,168
Arko Corporation
1,344,000 5.125%,  11/15/2029
i
1,083,037
Asbury Automotive Group, Inc.
460,000 5.000%,  2/15/2032
i
408,943
Ashton Woods USA, LLC/Ashton
Woods Finance Company
700,000 4.625%,  8/1/2029
i
633,092
1,333,000 4.625%,  4/1/2030
i
1,191,187
Aston Martin Capital Holdings, Ltd.
664,000 10.000%,  3/31/2029
i
650,318
Beazer Homes USA, Inc.
475,000 7.500%,  3/15/2031
i
469,503
Boyd Gaming Corporation
1,880,000 4.750%,  6/15/2031
i
1,664,752
Boyne USA, Inc.
1,082,000 4.750%,  5/15/2029
i
984,555
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
1,875,000 5.000%,  6/15/2029
i
1,660,210
435,000 4.875%,  2/15/2030
i
376,470
Caesars Entertainment, Inc.
1,400,000 8.125%,  7/1/2027
i
1,418,897
4,432,000 4.625%,  10/15/2029
i
3,954,836
819,000 6.500%,  2/15/2032
i
806,914
Carnival Corporation
703,000 7.625%,  3/1/2026
i
707,360
2,147,000 5.750%,  3/1/2027
i
2,095,389
1,523,000 4.000%,  8/1/2028
i
1,392,487
1,023,000 6.000%,  5/1/2029
i
991,331
Carvana Company
400,000
0.000%,PIK 12.000%,
12/1/2028
d,i
391,785
Cedar Fair, LP
1,608,000 5.250%,  7/15/2029 1,501,145
Churchill Downs, Inc.
935,000 4.750%,  1/15/2028
i
883,401
809,000 6.750%,  5/1/2031
i
803,134

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Consumer Cyclical (17.1%) - continued
Cinemark USA, Inc.
$ 2,005,000 5.875%,  3/15/2026
i
$ 1,979,745
Clarios Global, LP/ Clarios US
Finance Company, Inc.
1,001,000 8.500%,  5/15/2027
i
1,002,319
1,800,000 6.750%,  5/15/2028
i
1,803,665
Dana, Inc.
1,100,000 4.250%,  9/1/2030 953,025
Ford Motor Company
3,138,000 3.250%,  2/12/2032 2,527,443
Gap, Inc.
473,000 3.625%,  10/1/2029
i
400,234
General Motors Financial
Company, Inc.
1,394,000 5.750%,  9/30/2027
b,k
1,300,455
Goodyear Tire & Rubber Company
1,405,000 5.000%,  7/15/2029
j
1,274,294
Hanesbrands, Inc.
766,000 4.875%,  5/15/2026
i
740,878
748,000 9.000%,  2/15/2031
i,j
744,405
Hilton Domestic Operating
Company, Inc.
1,398,000 4.875%,  1/15/2030 1,314,162
1,562,000 3.625%,  2/15/2032
i
1,312,582
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
1,742,000 5.000%,  6/1/2029
i
1,584,441
International Game Technology plc
1,500,000 6.250%,  1/15/2027
i
1,497,812
550,000 5.250%,  1/15/2029
i
519,504
Jacobs Entertainment, Inc.
1,097,000 6.750%,  2/15/2029
i
1,040,623
KB Home
1,870,000 6.875%,  6/15/2027 1,912,902
L Brands, Inc.
1,810,000 5.250%,  2/1/2028 1,740,703
2,190,000 6.625%,  10/1/2030
i
2,188,366
970,000 6.875%,  11/1/2035 963,548
Light & Wonder International, Inc.
2,700,000 7.250%,  11/15/2029
i
2,723,104
Live Nation Entertainment, Inc.
729,000 4.750%,  10/15/2027
i
687,063
Macy's Retail Holdings, LLC
2,240,000 5.875%,  4/1/2029
i,j
2,159,743
Mattamy Group Corporation
1,300,000 4.625%,  3/1/2030
i
1,164,154
Melco Resorts Finance, Ltd.
726,000 5.375%,  12/4/2029
i
646,440
625,000 7.625%,  4/17/2032
i
611,375
Michaels Companies, Inc.
1,471,000 5.250%,  5/1/2028
i
1,245,021
NCL Corporation, Ltd.
1,963,000 5.875%,  3/15/2026
i
1,923,388
2,017,000 5.875%,  2/15/2027
i
1,970,346
Nordstrom, Inc.
764,000 4.250%,  8/1/2031 658,962
PENN Entertainment, Inc.
1,400,000 4.125%,  7/1/2029
i,j
1,172,679
Principal
Amount Long-Term Fixed Income (90.5%) Value
Consumer Cyclical (17.1%) - continued
PetSmart, Inc./PetSmart Finance
Corporation
$ 1,408,000 4.750%,  2/15/2028
i
$ 1,299,371
3,225,000 7.750%,  2/15/2029
i
3,065,311
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
1,682,000 5.750%,  4/15/2026
i
1,660,843
1,595,000 3.375%,  8/31/2027
i
1,452,654
1,458,000 6.250%,  1/15/2028
i
1,424,344
QVC, Inc.
418,000 4.375%,  9/1/2028 321,430
Raising Cane's Restaurants, LLC
835,000 9.375%,  5/1/2029
i
895,545
Real Hero Merger Sub 2, Inc.
1,116,000 6.250%,  2/1/2029
i,j
956,069
Realogy Group, LLC/Realogy
Group Co-Issuer Corporation
480,000 5.750%,  1/15/2029
i
335,048
Royal Caribbean Cruises, Ltd.
2,628,000 4.250%,  7/1/2026
i
2,523,378
1,200,000 5.375%,  7/15/2027
i
1,167,798
1,261,000 9.250%,  1/15/2029
i
1,346,695
1,142,000 7.250%,  1/15/2030
i
1,174,390
Scientific Games Holdings, LP/
Scientific Games US FinCo , Inc.
680,000 6.625%,  3/1/2030
i
643,298
SeaWorld Parks and
Entertainment, Inc.
1,581,000 5.250%,  8/15/2029
i
1,457,789
Six Flags Theme Parks, Inc.
503,000 7.000%,  7/1/2025
i
504,095
Staples, Inc.
345,000 10.750%,  4/15/2027
i
317,491
Station Casinos, LLC
700,000 4.500%,  2/15/2028
i
649,264
724,000 4.625%,  12/1/2031
i
634,612
Tenneco, Inc.
1,884,000 8.000%,  11/17/2028
i
1,760,341
Tripadvisor , Inc.
406,000 7.000%,  7/15/2025
i
406,161
Victoria's Secret & Company
1,564,000 4.625%,  7/15/2029
i
1,228,781
Viking Cruises, Ltd.
3,093,000 5.875%,  9/15/2027
i
2,998,867
Wabash National Corporation
2,141,000 4.500%,  10/15/2028
i
1,923,769
Walgreens Boots Alliance, Inc.
460,000 3.200%,  4/15/2030 394,522
WASH Multifamily Acquisition, Inc.
945,000 5.750%,  4/15/2026
i
916,188
Wyndham Hotels & Resorts, Inc.
675,000 4.375%,  8/15/2028
i
618,919
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
750,000 7.125%,  2/15/2031
i
760,697
ZF North America Capital, Inc.
947,000 6.875%,  4/14/2028
i
953,333
Total 114,128,472

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Consumer Non-Cyclical (11.0%)
1375209 B.C., Ltd.
$ 1,017,000 9.000%,  1/30/2028
i,j
$ 998,410
AdaptHealth , LLC
2,897,000 4.625%,  8/1/2029
i
2,440,784
Albertson's Companies, Inc.
2,830,000 5.875%,  2/15/2028
i
2,773,309
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
1,830,000 4.625%,  1/15/2027
i
1,748,538
384,000 3.500%,  3/15/2029
i
338,829
B&G Foods, Inc.
1,443,000 5.250%,  9/15/2027
j
1,332,041
Bausch + Lomb Corporation
414,000 8.375%,  10/1/2028
i
427,559
Bausch Health Companies, Inc.
699,000 5.500%,  11/1/2025
i
651,083
2,399,000 4.875%,  6/1/2028
i
1,549,703
507,000 11.000%,  9/30/2028
i
395,708
BellRing Brands, Inc.
1,124,000 7.000%,  3/15/2030
i
1,137,407
Catalent Pharma Solutions, Inc.
816,000 3.125%,  2/15/2029
i
778,817
Central Garden & Pet Company
2,320,000 4.125%,  10/15/2030 2,026,533
Cheplapharm Arzneimittel GmbH
280,000 5.500%,  1/15/2028
i
262,682
Chobani , LLC/ Chobani Finance
Corporation, Inc.
1,968,000 4.625%,  11/15/2028
i
1,821,499
681,000 7.625%,  7/1/2029
i
688,202
CHS/Community Health Systems,
Inc.
1,835,000 5.625%,  3/15/2027
i
1,680,202
440,000 6.000%,  1/15/2029
i
383,874
533,000 6.125%,  4/1/2030
i,j
376,838
667,000 5.250%,  5/15/2030
i
545,329
1,576,000 4.750%,  2/15/2031
i
1,230,131
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
2,393,000 4.750%,  1/15/2029
i
2,230,699
1,358,000 6.625%,  7/15/2030
i
1,358,819
Edgewell Personal Care Company
1,460,000 5.500%,  6/1/2028
i
1,408,842
Embecta Corporation
1,210,000 5.000%,  2/15/2030
i,j
932,851
Encompass Health Corporation
3,545,000 4.500%,  2/1/2028 3,327,533
Energizer Holdings, Inc.
2,330,000 4.750%,  6/15/2028
i
2,117,075
Fortrea Holdings, Inc.
1,056,000 7.500%,  7/1/2030
i
1,065,212
Grifols SA
1,900,000 4.750%,  10/15/2028
i
1,534,515
HLF Financing SARL, LLC/
Herbalife International, Inc.
1,217,000 4.875%,  6/1/2029
i
714,865
Jazz Securities DAC
1,066,000 4.375%,  1/15/2029
i
969,876
Principal
Amount Long-Term Fixed Income (90.5%) Value
Consumer Non-Cyclical (11.0%) - continued
Legacy LifePoint Health, LLC
$ 814,000 4.375%,  2/15/2027
i
$ 762,320
LifePoint Health, Inc.
642,000 9.875%,  8/15/2030
i
668,513
600,000 11.000%,  10/15/2030
i
638,635
Medline Borrower, LP/Medline Co-
Issuer, Inc.
1,353,000 6.250%,  4/1/2029
i
1,344,346
ModivCare Escrow Issuer, Inc.
683,000 5.000%,  10/1/2029
i,j
474,478
ModivCare , Inc.
547,000 5.875%,  11/15/2025
i
533,493
Mozart Debt Merger Sub, Inc.
1,398,000 3.875%,  4/1/2029
i
1,252,372
1,527,000 5.250%,  10/1/2029
i
1,421,605
Newell Brands, Inc.
260,000 6.375%,  9/15/2027
j
253,534
676,000 6.625%,  9/15/2029 652,935
Organon & Company/ Organon
Foreign Debt Co-Issuer BV
2,359,000 4.125%,  4/30/2028
i
2,148,475
1,000,000 5.125%,  4/30/2031
i
864,702
Owens & Minor, Inc.
1,820,000 6.625%,  4/1/2030
i,j
1,765,928
Perrigo Finance Unlimited
Company
938,000 3.150%,  6/15/2030 859,515
Post Holdings, Inc.
1,015,000 4.500%,  9/15/2031
i
892,454
Primo Water Holdings, Inc.
1,633,000 4.375%,  4/30/2029
i
1,490,533
RegionalCare Hospital Partners
Holdings, Inc./ LifePoint Health,
Inc.
814,000 9.750%,  12/1/2026
i
810,475
Sigma Holdco BV
1,028,000 7.875%,  5/15/2026
i
974,544
Simmons Foods, Inc.
2,663,000 4.625%,  3/1/2029
i
2,297,654
Spectrum Brands, Inc.
1,036,000 5.000%,  10/1/2029
i
1,009,380
730,000 5.500%,  7/15/2030
i
708,850
713,000 3.875%,  3/15/2031
i,j
667,240
Star Parent, Inc.
1,380,000 9.000%,  10/1/2030
i
1,443,550
Surgery Center Holdings, Inc.
810,000 7.250%,  4/15/2032
i
808,894
Tenet Healthcare Corporation
3,960,000 5.125%,  11/1/2027 3,831,002
1,545,000 6.750%,  5/15/2031
i
1,548,064
Teva Pharmaceutical Finance
Netherlands III BV
3,933,000 3.150%,  10/1/2026 3,643,606
US Acute Care Solutions, LLC
675,000 6.375%,  3/1/2026
i
683,438
Total 73,698,300

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Energy (12.6%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
$ 1,766,000 5.375%,  6/15/2029
i
$ 1,680,460
Antero Resources Corporation
490,000 5.375%,  3/1/2030
i
465,874
Archrock Partners, LP/ Archrock
Partners Finance Corporation
970,000 6.250%,  4/1/2028
i
950,272
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
1,362,000 8.250%,  12/31/2028
i
1,389,737
Baytex Energy Corporation
1,082,000 8.500%,  4/30/2030
i
1,128,107
Borr IHC, Ltd./ Borr Finance, LLC
940,000 10.000%,  11/15/2028
i
971,701
300,000 10.375%,  11/15/2030
i
311,558
Buckeye Partners, LP
1,795,000 4.500%,  3/1/2028
i
1,671,964
Civitas Resources, Inc.
1,323,000 8.375%,  7/1/2028
i
1,380,132
486,000 8.625%,  11/1/2030
i
517,168
1,141,000 8.750%,  7/1/2031
i
1,210,307
CNX Resources Corporation
732,000 7.375%,  1/15/2031
i
740,989
Comstock Resources, Inc.
2,700,000 5.875%,  1/15/2030
i
2,459,083
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
2,345,000 5.500%,  6/15/2031
i
2,154,907
Crescent Energy Finance, LLC
812,000 9.250%,  2/15/2028
i
857,846
1,569,000 7.625%,  4/1/2032
i
1,574,852
Delek Logistics Partners, LP/ Delek
Logistics Finance Corporation
816,000 8.625%,  3/15/2029
i
822,174
Diamond Foreign Asset Company/
Diamond Finance, LLC
552,000 8.500%,  10/1/2030
i
577,386
DT Midstream, Inc.
1,390,000 4.125%,  6/15/2029
i
1,259,853
540,000 4.375%,  6/15/2031
i
479,388
Enerflex , Ltd.
1,080,000 9.000%,  10/15/2027
i
1,105,943
Energy Transfer, LP
1,621,000 8.000%,  5/15/2054
b,j
1,669,303
EQM Midstream Partners, LP
3,733,000 4.750%,  1/15/2031
i
3,410,965
Genesis Energy LP/Genesis
Energy Finance Corporation
2,181,000 8.875%,  4/15/2030 2,256,903
Harvest Midstream I, LP
2,049,000 7.500%,  9/1/2028
i
2,054,614
Hess Midstream Operations, LP
1,395,000 4.250%,  2/15/2030
i
1,258,979
Hilcorp Energy I, LP/ Hilcorp
Finance Company
1,911,000 5.750%,  2/1/2029
i
1,835,767
935,000 6.000%,  2/1/2031
i
892,590
1,440,000 6.250%,  4/15/2032
i
1,390,371
Principal
Amount Long-Term Fixed Income (90.5%) Value
Energy (12.6%) - continued
Howard Midstream Energy
Partners, LLC
$ 2,091,000 6.750%,  1/15/2027
i
$ 2,062,940
ITT Holdings, LLC
1,670,000 6.500%,  8/1/2029
i
1,508,374
Laredo Petroleum, Inc.
2,690,000 7.750%,  7/31/2029
i
2,707,622
MEG Energy Corporation
1,778,000 5.875%,  2/1/2029
i
1,720,208
Mesquite Energy, Inc.
3,260,000 0.000%,  2/15/2023
*, g,h
211,900
Nabors Industries, Inc.
1,079,000 9.125%,  1/31/2030
i
1,112,648
Nabors Industries, Ltd.
1,079,000 7.500%,  1/15/2028
i,j
1,023,051
New Fortress Energy, Inc.
545,000 6.750%,  9/15/2025
i
538,303
543,000 8.750%,  3/15/2029
i,j
529,561
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
545,000 8.125%,  2/15/2029
i
553,676
817,000 8.375%,  2/15/2032
i
830,196
Noble Finance II, LLC
1,350,000 8.000%,  4/15/2030
i
1,391,036
Northern Oil and Gas, Inc.
1,368,000 8.750%,  6/15/2031
i
1,439,004
NuStar Logistics, LP
1,058,000 6.375%,  10/1/2030 1,045,973
PBF Holding Company, LLC/PBF
Finance Corporation
1,112,000 6.000%,  2/15/2028 1,084,524
Permian Resources Operating,
LLC
1,012,000 7.000%,  1/15/2032
i
1,031,648
Prairie Acquiror , LP
1,088,000 9.000%,  8/1/2029
i
1,111,294
Precision Drilling Corporation
1,395,000 6.875%,  1/15/2029
i
1,380,526
Range Resources Corporation
1,718,000 4.750%,  2/15/2030
i
1,581,870
Rockcliff Energy II, LLC
1,509,000 5.500%,  10/15/2029
i
1,390,931
Rockies Express Pipeline, LLC
1,396,000 4.950%,  7/15/2029
i
1,283,390
Southwestern Energy Company
976,000 4.750%,  2/1/2032 878,952
Sunoco, LP/Sunoco Finance
Corporation
975,000 4.500%,  5/15/2029 890,143
784,000 4.500%,  4/30/2030 705,484
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
2,497,000 5.500%,  1/15/2028
i
2,370,705
Talos Production, Inc.
409,000 9.000%,  2/1/2029
i
431,520
Teine Energy, Ltd.
1,398,000 6.875%,  4/15/2029
i
1,358,265
Transocean, Inc.
1,216,000 8.250%,  5/15/2029
i
1,208,994
1,216,000 8.500%,  5/15/2031
i
1,210,503

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Energy (12.6%) - continued
USA Compression Partners, LP/
USA Compression Finance
Corporation
$ 700,000 6.875%,  9/1/2027 $ 698,837
Valaris , Ltd.
1,358,000 8.375%,  4/30/2030
i
1,396,587
Venture Global Calcasieu Pass,
LLC
1,969,000 3.875%,  8/15/2029
i
1,739,675
882,000 6.250%,  1/15/2030
i
872,049
Venture Global LNG, Inc.
961,000 8.125%,  6/1/2028
i
982,592
940,000 9.500%,  2/1/2029
i
1,010,370
2,787,000 8.375%,  6/1/2031
i
2,860,054
Weatherford International, Ltd.
1,255,000 8.625%,  4/30/2030
i
1,303,180
Total 83,935,778
Financials (10.2%)
Acrisure , LLC/ Acrisure Finance,
Inc.
1,009,000 6.000%,  8/1/2029
i
912,923
AerCap Holdings NV
2,460,000 5.875%,  10/10/2079
b
2,429,240
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
1,448,000 6.750%,  10/15/2027
i
1,419,935
1,019,000 6.750%,  4/15/2028
i
1,017,925
337,000 7.000%,  1/15/2031
i
338,055
Ally Financial, Inc.
348,000 6.700%,  2/14/2033 341,383
AmWINS Group, Inc.
544,000 6.375%,  2/15/2029
i
537,413
1,620,000 4.875%,  6/30/2029
i
1,472,712
Avolon Holdings Funding, Ltd.
952,000 2.528%,  11/18/2027
i
838,933
Barclays plc
649,000 6.125%,  12/15/2025
b,k
623,849
Bread Financial Holdings, Inc.
825,000 9.750%,  3/15/2029
i
857,952
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco , LLC
476,000 4.500%,  4/1/2027
i
422,746
Burford Capital Global Finance,
LLC
1,580,000 9.250%,  7/1/2031
i
1,645,820
Castlelake Aviation Finance DAC
1,065,000 5.000%,  4/15/2027
i
1,024,933
Centene Corporation
871,000 4.625%,  12/15/2029 811,091
830,000 3.375%,  2/15/2030 723,085
Credit Acceptance Corporation
1,199,000 9.250%,  12/15/2028
i
1,271,240
Diversified Healthcare Trust
375,000 Zero Coupon,  1/15/2026
i
322,480
Drawbridge Special Opportunities
Fund, LP
3,052,000 3.875%,  2/15/2026
i
2,877,627
Enact Holdings, Inc.
1,032,000 6.500%,  8/15/2025
i
1,031,071
Principal
Amount Long-Term Fixed Income (90.5%) Value
Financials (10.2%) - continued
Encore Capital Group, Inc.
$ 331,000 9.250%,  4/1/2029
i
$ 338,165
FirstCash , Inc.
1,390,000 4.625%,  9/1/2028
i
1,286,039
Fortress Transportation and
Infrastructure Investors, LLC
702,000 9.750%,  8/1/2027
i
724,747
1,554,000 7.000%,  5/1/2031
i
1,562,395
Freedom Mortgage Corporation
686,000 7.625%,  5/1/2026
i
682,922
552,000 12.000%,  10/1/2028
i
590,777
Freedom Mortgage Holdings, LLC
546,000 9.250%,  2/1/2029
i
548,890
GGAM Finance, Ltd.
1,409,000 8.000%,  2/15/2027
i
1,444,040
676,000 8.000%,  6/15/2028
i
696,169
540,000 6.875%,  4/15/2029
i
539,492
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
2,000,000 3.750%,  12/15/2027
i
1,703,253
goeasy , Ltd.
1,112,000 9.250%,  12/1/2028
i
1,174,095
HAT Holdings I, LLC/HAT Holdings
II, LLC
469,000 8.000%,  6/15/2027
i
480,795
HUB International, Ltd.
2,024,000 5.625%,  12/1/2029
i
1,862,858
325,000 7.250%,  6/15/2030
i
329,767
539,000 7.375%,  1/31/2032
i
534,035
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
955,000 4.750%,  9/15/2024 949,356
1,509,000 6.250%,  5/15/2026 1,467,601
1,538,000 5.250%,  5/15/2027 1,412,260
Jane Street Group/JSG Finance,
Inc.
406,000 4.500%,  11/15/2029
i
369,283
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
544,000 5.000%,  8/15/2028
i
489,443
Jefferson Capital Holdings, LLC
545,000 6.000%,  8/15/2026
i
535,754
1,363,000 9.500%,  2/15/2029
i
1,386,798
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
680,000 4.250%,  2/1/2027
i
629,650
1,000,000 4.750%,  6/15/2029
i
892,453
Liberty Mutual Group, Inc.
184,000 4.125%,  12/15/2051
b,i
167,475
Macquarie Airfinance Holdings,
Ltd.
1,649,000 6.400%,  3/26/2029
i
1,644,231
Molina Healthcare, Inc.
1,370,000 4.375%,  6/15/2028
i
1,270,616
MPT Operating Partnership, LP/
MPT Finance Corporation
745,000 5.250%,  8/1/2026
j
678,562
1,376,000 4.625%,  8/1/2029
j
1,029,670
Nationstar Mortgage Holdings,
Inc.
1,364,000 6.000%,  1/15/2027
i
1,336,566

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Financials (10.2%) - continued
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
$ 424,000 4.500%,  9/30/2028
i
$ 361,673
OneMain Finance Corporation
1,753,000 7.125%,  3/15/2026 1,768,952
1,426,000 3.500%,  1/15/2027 1,311,931
689,000 3.875%,  9/15/2028 606,468
1,152,000 4.000%,  9/15/2030 968,945
Park Intermediate Holdings, LLC
1,477,000 4.875%,  5/15/2029
i
1,351,506
PRA Group, Inc.
337,000 7.375%,  9/1/2025
i
335,442
1,373,000 8.375%,  2/1/2028
i
1,339,333
Quicken Loans, LLC
2,367,000 3.875%,  3/1/2031
i
2,006,862
RHP Hotel Properties, LP/RHP
Finance Corporation
1,306,000 7.250%,  7/15/2028
i
1,326,247
RLJ Lodging Trust, LP
930,000 4.000%,  9/15/2029
i
806,588
Service Properties Trust
921,000 7.500%,  9/15/2025 927,797
765,000 8.625%,  11/15/2031
i
803,434
SLM Corporation
700,000 4.200%,  10/29/2025 676,704
Synchrony Financial
348,000 7.250%,  2/2/2033 339,564
UBS Group AG
950,000 2.193%,  6/5/2026
b,i
911,385
United Wholesale Mortgage, LLC
375,000 5.500%,  11/15/2025
i
368,872
1,059,000 5.500%,  4/15/2029
i
983,801
XHR, LP
677,000 6.375%,  8/15/2025
i
676,254
762,000 4.875%,  6/1/2029
i
695,524
Total 68,245,852
Technology (6.7%)
AthenaHealth Group, Inc.
1,788,000 6.500%,  2/15/2030
i,j
1,609,642
Boost Newco Borrower, LLC
1,092,000 7.500%,  1/15/2031
i
1,127,044
Cloud Software Group, Inc.
2,575,000 6.500%,  3/31/2029
i
2,442,267
540,000 9.000%,  9/30/2029
i
519,618
CommScope , Inc.
1,130,000 7.125%,  7/1/2028
i
378,169
Consensus Cloud Solutions, Inc.
338,000 6.000%,  10/15/2026
i
320,458
CoreLogic , Inc.
405,000 4.500%,  5/1/2028
i
350,417
Dye & Durham, Ltd.
1,012,000 8.625%,  4/15/2029
i
1,021,891
Everi Holdings, Inc.
935,000 5.000%,  7/15/2029
i,j
916,621
Gen Digital, Inc.
54,000 6.750%,  9/30/2027
i
54,201
817,000 7.125%,  9/30/2030
i,j
825,429
Principal
Amount Long-Term Fixed Income (90.5%) Value
Technology (6.7%) - continued
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
$ 955,000 8.750%,  5/1/2029
f,i
$ 956,890
II-VI, Inc.
848,000 5.000%,  12/15/2029
i
782,330
Iron Mountain, Inc.
3,455,000 5.250%,  3/15/2028
i
3,305,773
610,000 5.000%,  7/15/2028
i
574,854
980,000 5.250%,  7/15/2030
i
909,576
1,830,000 4.500%,  2/15/2031
i
1,614,095
McAfee Corporation
675,000 7.375%,  2/15/2030
i
625,232
MSCI, Inc.
2,390,000 3.250%,  8/15/2033
i
1,913,612
NCR Atleos Corporation
540,000 9.500%,  4/1/2029
i
574,016
NCR Voyix Corporation
2,056,000 5.125%,  4/15/2029
i
1,889,283
Neptune Bidco US, Inc.
598,000 9.290%,  4/15/2029
i
564,438
Newfold Digital Holdings Group,
Inc.
405,000 11.750%,  10/15/2028
i
435,064
Open Text Corporation
2,058,000 3.875%,  12/1/2029
i
1,801,172
1,427,000 4.125%,  2/15/2030
i
1,253,317
Pitney Bowes, Inc.
338,000 6.875%,  3/15/2027
i
304,633
PTC, Inc.
360,000 3.625%,  2/15/2025
i
352,595
1,055,000 4.000%,  2/15/2028
i
977,371
Rackspace Finance, LLC
675,500 3.500%,  5/15/2028
i
320,795
RingCentral, Inc.
1,359,000 8.500%,  8/15/2030
i
1,382,799
Rocket Software, Inc.
810,000 9.000%,  11/28/2028
f,i
813,070
Seagate HDD Cayman
2,208,000 4.091%,  6/1/2029 2,008,452
Sensata Technologies BV
2,750,000 4.000%,  4/15/2029
i
2,462,025
Sensata Technologies, Inc.
1,157,000 3.750%,  2/15/2031
i
977,754
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
1,000,000 4.625%,  11/1/2026
i
962,827
SS&C Technologies, Inc.
1,922,000 5.500%,  9/30/2027
i
1,868,219
UKG, Inc.
1,363,000 6.875%,  2/1/2031
i
1,365,597
Unisys Corporation
1,460,000 6.875%,  11/1/2027
i
1,259,125
Viavi Solutions, Inc.
1,606,000 3.750%,  10/1/2029
i
1,348,579
Xerox Holdings Corporation
154,000 5.000%,  8/15/2025
i
149,628
1,476,000 5.500%,  8/15/2028
i
1,280,743
Total 44,599,621

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (90.5%) Value
Transportation (1.7%)
American Airlines Group, Inc.
$ 469,000 3.750%,  3/1/2025
i
$ 456,321
American Airlines,
Inc./ AAdvantage Loyalty IP, Ltd.
948,667 5.500%,  4/20/2026
i
937,662
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
884,000 5.375%,  3/1/2029
i
786,304
Delta Air Lines, Inc.
798,000 7.000%,  5/1/2025
i
803,942
Hawaiian Brand Intellectual
Property, Ltd.
1,074,000 5.750%,  1/20/2026
i
1,007,293
Hertz Corporation
430,000 5.000%,  12/1/2029
i,j
295,277
Rand Parent, LLC
1,418,000 8.500%,  2/15/2030
i,j
1,402,284
RXO, Inc.
1,619,000 7.500%,  11/15/2027
i
1,640,193
Stena International SA
1,091,000 7.250%,  1/15/2031
i
1,091,881
United Airlines, Inc.
1,058,000 4.375%,  4/15/2026
i
1,017,674
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
407,000 7.875%,  5/1/2027
i,j
361,944
2,063,000 6.375%,  2/1/2030
i,j
1,596,418
Total 11,397,193
Utilities (3.0%)
Calpine Corporation
1,145,000 4.500%,  2/15/2028
i
1,069,279
Edison International
1,155,000 5.000%,  12/15/2026
b,k
1,085,359
Leeward Renewable Energy
Operations, LLC
935,000 4.250%,  7/1/2029
i
773,787
NextEra Energy Operating
Partners, LP
2,548,000 3.875%,  10/15/2026
i
2,383,668
NRG Energy, Inc.
1,270,000 5.250%,  6/15/2029
i
1,201,162
PG&E Corporation
1,944,000 5.000%,  7/1/2028 1,852,297
Sunnova Energy Corporation
930,000 5.875%,  9/1/2026
i
578,412
Talen Energy Supply, LLC
1,312,000 8.625%,  6/1/2030
i
1,388,141
Terraform Global Operating, LLC
2,340,000 6.125%,  3/1/2026
i
2,305,267
TerraForm Power Operating, LLC
3,120,000 5.000%,  1/31/2028
i
2,911,491
Vistra Corporation
2,835,000 7.000%,  12/15/2026
b,i,k
2,800,351
Principal
Amount Long-Term Fixed Income (90.5%) Value
Utilities (3.0%) - continued
Vistra Operations Company, LLC
$ 2,042,000 5.000%,  7/31/2027
i
$ 1,943,427
Total 20,292,641
Total Long-Term Fixed Income
(cost $637,545,828) 604,654,188
Shares
Collateral Held for Securities
Loaned ( 4.9% ) Value
32,759,983 Thrivent Cash Management Trust 32,759,983
Total Collateral Held for
Securities Loaned
(cost $32,759,983) 32,759,983
Shares
Registered Investment
Companies ( 2.9% ) Value
U.S. Unaffiliated  (2.9%)
314,864 iShares Broad USD High Yield
Corporate Bond ETF 11,316,212
340,901 SPDR Bloomberg Short Term High
Yield Bond ETF 8,481,617
Total 19,797,829
Total Registered Investment
Companies (cost $19,822,025) 19,797,829
Shares Common Stock ( 0.2% ) Value
Communications Services (0.2%)
73,061 Windstream Services, LLC
l
894,997
Total 894,997
Energy (<0.1%)
11,318 California Resources Corporation,
Warrants (Expires 10/27/2024)
l
194,896
Total 194,896
Total Common Stock
(cost $721,636) 1,089,893
Shares Short-Term Investments ( 3.3% ) Value
Thrivent Core Short-Term Reserve
Fund
2,226,324 5.580% 22,263,241
Total Short-Term Investments
(cost $22,257,752) 22,263,241
Total Investments (cost
$737,834,576) 105.4% $704,406,877
Other Assets and Liabilities, Net
(5.4%) (36,229,582)
Total Net Assets 100.0% $668,177,295
a The stated interest rate represents the weighted average of all contracts within the bank loan facility.

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

b Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Denotes payment-in-kind security.  The security may
pay an interest or dividend payment with additional fixed
income or equity securities in lieu of, or in addition to a cash payment.  The cash rate and/or payment-in-kind rate shown
are as of April 30, 2024.
e All or a portion of the loan is unfunded.
f Denotes investments purchased on a when-issued or
delayed-delivery basis.
g Defaulted security.  Interest is not being accrued.
h In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
i Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $516,227,431 or 77.3%
of total net assets.
j All or a portion of the security is on loan.
k Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
l Non-income producing security.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in High Yield
Fund as of April 30, 2024 was $1,304,025 or 0.20% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
April 30, 2024.
Security
Acquisition
Date Cost
Abengoa Abenewco 2 Bis SA,
Convertible, 4/26/2024 4/26/2019 $ 490,667
ACN 113 874 712, Pty. Ltd.,
2/15/2018 2/9/2011 2,712,434
Iliad Holding SASU, 4/15/2031 4/30/2024 1,064,000
Mesquite Energy, Inc., 2/15/2023 6/30/2020 –
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent High Yield Fund as of
April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 31,602,832
Total lending $31,602,832
Gross amount payable upon return of
collateral for securities loaned $32,759,983
Net amounts due to counterparty $1,157,151
Definitions:
ETF - Exchange Traded Fund
PIK - Payment-In-Kind
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 7,651,042
Gross unrealized depreciation (46,126,387)
Net unrealized appreciation (depreciation) $ (38,475,345)
Cost for federal income tax purposes $ 742,882,222

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing High Yield Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Bank Loans
Basic Materials 2,878,092 – – 2,878,092
Capital Goods 1,400,766 – 1,400,766 –
Communications Services 5,128,094 – 5,128,094 –
Consumer Cyclical 2,874,955 – 1,951,111 923,844
Consumer Non-Cyclical 3,692,204 – 3,692,204 –
Energy 952,220 – 952,220 –
Financials 1,614,029 – 1,614,029 –
Technology 1,776,713 – 1,776,713 –
Transportation 3,524,670 – 2,127,995 1,396,675
Long-Term Fixed Income
Basic Materials 35,693,739 – 35,693,739 –
Capital Goods 75,268,954 – 75,268,954 –
Communications Services 77,393,638 – 77,393,638 –
Consumer Cyclical 114,128,472 – 114,128,472 –
Consumer Non-Cyclical 73,698,300 – 73,698,300 –
Energy 83,935,778 – 83,935,778 –
Financials 68,245,852 – 68,245,852 –
Technology 44,599,621 – 44,599,621 –
Transportation 11,397,193 – 11,397,193 –
Utilities 20,292,641 – 20,292,641 –
Registered Investment Companies
U.S. Unaffiliated 19,797,829 19,797,829 – –
Common Stock
Communications Services 894,997 – 894,997 –
Energy 194,896 194,896 – –
Subtotal Investments in Securities $649,383,653 $19,992,725 $624,192,317 $5,198,611
Other Investments  * Total
Affiliated Short-Term Investments 22,263,241
Collateral Held for Securities Loaned 32,759,983
Subtotal Other Investments $55,023,224
Total Investments at Value $704,406,877
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for High
Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,034,051)
Total Credit Contracts (1,034,051)
Total ($1,034,051)

High Yield Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for High Yield Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (212,873)
Total Credit Contracts (212,873)
Total ($212,873)
The following table presents High Yield Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Credit Contracts
Credit Default Swaps - Buy Protection ($592,095)
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in High Yield Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $22,099 $86,883 $86,719 $22,263 2,226 3.3%
Total Affiliated Short-Term Investments 22,099 22,263 3.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   44,465 134,863 146,568 32,760 32,760 4.9
Total Collateral Held for Securities Loaned 44,465 32,760 4.9
Total Value $66,564 $55,023
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $– $395
Total Income/Non Cash Income from Affiliated Investments $395
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 129
Total Affiliated Income from Securities Loaned, Net $129
Total $– $– $–

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 97 .9% ) Value
Asset-Backed Securities (<0.1%)
GMAC Mortgage Corporation
Loan Trust
$ 61,941
5.931%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
a,b
$ 33,323
Preferred Term Securities XXIII,
Ltd./Preferred Term Securities
XXIII, Inc.
76,420
5.791%,  (TSFR3M +
0.462%), 12/22/2036, Ser.
A-FP
b,c
75,874
Total 109,197
Basic Materials (2.1%)
Alcoa Nederland Holding BV
130,000 5.500%,  12/15/2027
c
127,758
Anglo American Capital plc
1,450,000 4.750%,  4/10/2027
c
1,411,638
Celanese US Holdings, LLC
2,200,000 6.550%,  11/15/2030 2,253,555
FMC Corporation
3,600,000 5.650%,  5/18/2033
d
3,451,073
Freeport-McMoRan, Inc.
180,000 4.125%,  3/1/2028 169,480
Glencore Funding, LLC
1,225,000 5.893%,  4/4/2054
c
1,159,633
1,200,000 3.375%,  9/23/2051
c
765,268
1,800,000 2.500%,  9/1/2030
c
1,489,539
International Flavors & Fragrances,
Inc.
1,300,000 1.832%,  10/15/2027
c
1,139,969
3,350,000 2.300%,  11/1/2030
c
2,717,146
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,550,000 5.350%,  3/15/2034
c
1,511,933
Olin Corporation
180,000 5.125%,  9/15/2027 173,773
Smurfit Kappa Treasury, ULC
2,150,000 5.777%,  4/3/2054
c
2,056,092
1,450,000 5.200%,  1/15/2030
c
1,414,179
1,700,000 5.438%,  4/3/2034
c
1,644,959
Total 21,485,995
Capital Goods (6.0%)
BAE Systems plc
625,000 5.500%,  3/26/2054
c
596,786
1,700,000 3.400%,  4/15/2030
c
1,511,869
1,400,000 1.900%,  2/15/2031
c
1,113,514
Boeing Company
1,250,000 5.805%,  5/1/2050 1,106,154
1,675,000 6.858%,  5/1/2054
c
1,679,538
2,850,000 5.930%,  5/1/2060 2,491,141
1,850,000 7.008%,  5/1/2064
c
1,851,681
850,000 6.528%,  5/1/2034
c
856,120
3,000,000 5.705%,  5/1/2040 2,723,695
Carrier Global Corporation
1,450,000 2.700%,  2/15/2031 1,222,364
CNH Industrial Capital, LLC
2,100,000 4.550%,  4/10/2028 2,021,485
GFL Environmental, Inc.
3,300,000 6.750%,  1/15/2031
c
3,326,676
Principal
Amount Long-Term Fixed Income (97.9%) Value
Capital Goods (6.0%) - continued
Howmet Aerospace, Inc.
$ 3,750,000 3.000%,  1/15/2029 $ 3,325,819
1,600,000 5.950%,  2/1/2037 1,599,433
Huntington Ingalls Industries, Inc.
1,100,000 3.844%,  5/1/2025 1,076,930
Ingersoll Rand, Inc.
550,000 5.400%,  8/14/2028 548,565
750,000 5.700%,  8/14/2033 744,942
John Deere Capital Corporation
3,250,000 5.150%,  9/8/2033 3,216,576
2,300,000 5.100%,  4/11/2034 2,258,412
L3Harris Technologies, Inc.
1,750,000 5.400%,  1/15/2027 1,746,895
Lockheed Martin Corporation
1,400,000 5.900%,  11/15/2063 1,450,190
Northrop Grumman Corporation
1,200,000 4.700%,  3/15/2033 1,137,099
Regal Rexnord Corporation
2,150,000 6.050%,  4/15/2028
c
2,145,845
2,200,000 6.300%,  2/15/2030
c
2,209,407
Republic Services, Inc.
3,900,000 4.875%,  4/1/2029 3,823,774
RTX Corporation
1,000,000 3.030%,  3/15/2052 622,086
850,000 6.400%,  3/15/2054 911,646
2,150,000 6.000%,  3/15/2031 2,204,197
850,000 6.100%,  3/15/2034 878,653
1,075,000 4.450%,  11/16/2038 928,594
Spirit AeroSystems, Inc.
3,250,000 4.600%,  6/15/2028
d
2,994,692
Teledyne Technologies, Inc.
2,000,000 2.250%,  4/1/2028 1,771,051
Textron, Inc.
1,440,000 3.650%,  3/15/2027 1,365,577
Waste Connections, Inc.
3,600,000 5.000%,  3/1/2034 3,441,072
Total 60,902,478
Collateralized Mortgage Obligations (<0.1%)
Wachovia Mortgage Loan Trust,
LLC
29,542
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
b
27,970
Total 27,970
Communications Services (6.9%)
American Tower Corporation
1,440,000 3.125%,  1/15/2027 1,349,483
1,900,000 1.875%,  10/15/2030 1,506,091
1,100,000 5.650%,  3/15/2033 1,083,652
AT&T, Inc.
1,750,000 3.650%,  6/1/2051 1,205,033
1,519,000 4.300%,  2/15/2030 1,427,701
1,750,000 2.750%,  6/1/2031 1,464,482
3,368,000 2.550%,  12/1/2033 2,599,681
3,200,000 5.400%,  2/15/2034 3,126,540
1,800,000 4.500%,  3/9/2048 1,447,352

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Communications Services (6.9%) - continued
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
$ 1,300,000 4.800%,  3/1/2050 $ 909,557
1,700,000 4.908%,  7/23/2025 1,676,727
800,000 6.150%,  11/10/2026 801,968
1,550,000 6.384%,  10/23/2035 1,464,594
2,000,000 3.500%,  6/1/2041 1,279,607
Comcast Corporation
1,600,000 4.600%,  10/15/2038 1,425,357
1,800,000 4.650%,  7/15/2042 1,560,691
Cox Communications, Inc.
1,800,000 3.350%,  9/15/2026
c
1,709,766
Crown Castle, Inc.
1,800,000 3.800%,  2/15/2028 1,679,050
1,800,000 4.300%,  2/15/2029 1,692,402
Discovery Communications, LLC
900,000 4.900%,  3/11/2026 885,252
Meta Platforms, Inc.
1,500,000 5.600%,  5/15/2053 1,487,607
1,750,000 4.800%,  5/15/2030 1,718,257
1,750,000 4.950%,  5/15/2033 1,714,372
Netflix, Inc.
2,155,000 5.875%,  11/15/2028 2,199,611
1,200,000 6.375%,  5/15/2029 1,249,634
3,700,000 4.875%,  6/15/2030
c
3,593,480
Rogers Communications, Inc.
1,400,000 5.000%,  2/15/2029 1,362,345
900,000 5.300%,  2/15/2034 862,793
SBA Communications Corporation
180,000 3.125%,  2/1/2029 156,754
Sprint Capital Corporation
130,000 6.875%,  11/15/2028 136,134
5,050,000 8.750%,  3/15/2032 5,962,742
Sprint Corporation
330,000 7.125%,  6/15/2024 330,184
T-Mobile USA, Inc.
3,600,000 3.400%,  10/15/2052 2,378,526
1,850,000 4.850%,  1/15/2029 1,803,331
1,200,000 3.500%,  4/15/2031 1,055,357
1,200,000 3.000%,  2/15/2041 838,998
Verizon Communications, Inc.
1,150,000 5.500%,  2/23/2054 1,092,140
1,400,000 4.000%,  3/22/2050 1,060,241
1,600,000 2.100%,  3/22/2028 1,416,711
1,409,000 1.680%,  10/30/2030 1,119,213
2,800,000 3.400%,  3/22/2041 2,084,636
Videotron, Ltd.
2,900,000 3.625%,  6/15/2029
c
2,577,644
Warnermedia Holdings, Inc.
1,700,000 5.141%,  3/15/2052 1,302,054
2,400,000 5.050%,  3/15/2042 1,921,230
Total 69,718,980
Consumer Cyclical (7.6%)
Amazon.com, Inc.
1,200,000 3.100%,  5/12/2051 803,547
Daimler Trucks Finance North
America, LLC
2,000,000 5.400%,  9/20/2028
c
1,990,173
Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Cyclical (7.6%) - continued
$ 3,500,000 2.375%,  12/14/2028
c
$ 3,052,694
Expedia Group, Inc.
3,600,000 3.250%,  2/15/2030 3,175,578
Ford Motor Company
1,300,000 3.250%,  2/12/2032 1,047,061
Ford Motor Credit Company, LLC
1,250,000 6.800%,  5/12/2028 1,275,564
1,700,000 7.350%,  3/6/2030 1,770,970
2,600,000 6.050%,  3/5/2031 2,557,235
General Motors Company
1,575,000 6.800%,  10/1/2027 1,626,476
General Motors Financial
Company, Inc.
3,100,000 5.750%,  2/8/2031 3,062,947
3,450,000 6.400%,  1/9/2033 3,515,887
1,350,000 6.100%,  1/7/2034 1,341,166
GLP Capital, LP
2,000,000 3.250%,  1/15/2032 1,635,915
Home Depot, Inc.
1,820,000 4.250%,  4/1/2046 1,496,535
Hyatt Hotels Corporation
1,658,000 5.750%,  4/23/2030 1,658,804
Hyundai Capital America
2,500,000 1.800%,  1/10/2028
c
2,174,257
4,400,000 6.200%,  9/21/2030
c
4,480,247
Kohl's Corporation
2,600,000 4.625%,  5/1/2031 2,143,503
1,050,000 5.550%,  7/17/2045 720,321
Lennar Corporation
2,300,000 4.750%,  5/30/2025 2,273,851
Lowe's Companies, Inc.
1,300,000 5.625%,  4/15/2053 1,240,055
3,250,000 2.625%,  4/1/2031 2,722,562
Marriott International, Inc./MD
4,100,000 4.625%,  6/15/2030 3,896,181
McDonald's Corporation
1,825,000 4.450%,  3/1/2047 1,501,910
Nissan Motor Acceptance
Company, LLC
1,300,000 7.050%,  9/15/2028
c
1,334,638
PACCAR Financial Corporation
1,250,000 4.600%,  1/31/2029 1,219,635
Starbucks Corporation
3,000,000 4.800%,  2/15/2033
d
2,880,567
Tapestry, Inc.
850,000 7.000%,  11/27/2026 866,257
Target Corporation
2,250,000 2.950%,  1/15/2052 1,426,332
Toll Brothers Finance Corporation
1,700,000 3.800%,  11/1/2029 1,548,728
Toyota Motor Credit Corporation
3,500,000 4.550%,  5/17/2030 3,363,277
VICI Properties, LP/VICI Note
Company, Inc.
360,000 4.500%,  9/1/2026
c
346,829
90,000 4.250%,  12/1/2026
c
85,876
2,425,000 5.750%,  2/1/2027
c
2,404,641
1,200,000 3.750%,  2/15/2027
c
1,125,513
90,000 4.625%,  12/1/2029
c
83,495

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Cyclical (7.6%) - continued
Volkswagen Group of America
Finance, LLC
$ 3,000,000 6.450%,  11/16/2030
c
$ 3,101,912
Walmart, Inc.
1,800,000 4.500%,  9/9/2052 1,566,064
ZF North America Capital, Inc.
2,350,000 6.750%,  4/23/2030
c
2,354,888
2,350,000 6.875%,  4/23/2032
c
2,374,654
Total 77,246,745
Consumer Non-Cyclical (10.1%)
Abbott Laboratories
810,000 4.750%,  11/30/2036 768,344
2,000,000 6.000%,  4/1/2039 2,113,778
AbbVie, Inc.
950,000 5.400%,  3/15/2054 919,762
950,000 5.050%,  3/15/2034 926,420
3,900,000 4.550%,  3/15/2035 3,621,061
1,900,000 4.300%,  5/14/2036 1,710,274
Amgen, Inc.
3,000,000 5.650%,  3/2/2053 2,879,044
2,100,000 5.250%,  3/2/2033 2,054,168
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
1,790,000 4.700%,  2/1/2036 1,666,235
Anheuser-Busch InBev Worldwide,
Inc.
2,500,000 3.500%,  6/1/2030 2,277,636
414,000 4.600%,  4/15/2048 357,526
1,800,000 4.439%,  10/6/2048 1,507,657
2,600,000 5.550%,  1/23/2049 2,559,935
AstraZeneca Finance, LLC
1,400,000 4.850%,  2/26/2029 1,378,513
AstraZeneca plc
2,600,000 2.125%,  8/6/2050 1,430,888
2,500,000 1.375%,  8/6/2030 1,991,840
BAT Capital Corporation
3,000,000 2.259%,  3/25/2028 2,637,018
1,900,000 6.343%,  8/2/2030 1,948,028
1,100,000 5.834%,  2/20/2031 1,099,572
1,600,000 7.750%,  10/19/2032 1,774,495
Becton, Dickinson and Company
2,194,000 3.794%,  5/20/2050 1,611,610
Bristol-Myers Squibb Company
850,000 6.250%,  11/15/2053 900,538
Cargill, Inc.
1,250,000 3.125%,  5/25/2051
c
812,500
Constellation Brands, Inc.
360,000 3.500%,  5/9/2027 339,982
1,150,000 4.800%,  1/15/2029 1,118,278
2,000,000 4.900%,  5/1/2033 1,886,541
CVS Health Corporation
2,250,000 5.625%,  2/21/2053 2,075,508
1,050,000 4.250%,  4/1/2050 796,072
1,350,000 5.125%,  2/21/2030 1,321,532
2,200,000 2.125%,  9/15/2031 1,744,365
Eli Lilly & Company
2,700,000 5.100%,  2/9/2064 2,506,676
1,530,000 4.950%,  2/27/2063 1,383,214
1,750,000 4.700%,  2/27/2033 1,681,926
Principal
Amount Long-Term Fixed Income (97.9%) Value
Consumer Non-Cyclical (10.1%) - continued
HCA, Inc.
$ 2,500,000 5.875%,  2/15/2026 $ 2,501,164
2,000,000 5.625%,  9/1/2028 1,991,103
Imperial Brands Finance plc
1,800,000 3.500%,  7/26/2026
c
1,710,905
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
2,000,000 4.375%,  2/2/2052 1,387,153
800,000 5.500%,  1/15/2030 772,239
1,650,000 3.625%,  1/15/2032 1,374,152
2,600,000 3.000%,  5/15/2032 2,066,276
Kenvue, Inc.
1,250,000 5.050%,  3/22/2053 1,154,251
1,150,000 5.000%,  3/22/2030 1,136,109
Kraft Heinz Foods Company
250,000 3.750%,  4/1/2030 229,703
120,000 5.000%,  6/4/2042 107,178
1,230,000 4.375%,  6/1/2046 985,399
Mattel, Inc.
1,250,000 3.375%,  4/1/2026
c
1,190,208
Medtronic, Inc.
2,800,000 4.375%,  3/15/2035 2,575,084
Nestle Holdings, Inc.
3,000,000 4.950%,  3/14/2030
c
2,966,780
2,100,000 4.850%,  3/14/2033
c
2,058,883
Pfizer Investment Enterprises,
Private Ltd.
1,675,000 5.300%,  5/19/2053 1,562,000
2,000,000 5.340%,  5/19/2063 1,834,723
833,000 4.750%,  5/19/2033 793,507
Philip Morris International, Inc.
3,500,000 5.500%,  9/7/2030 3,492,678
1,650,000 5.125%,  2/13/2031 1,603,316
2,065,000 5.750%,  11/17/2032 2,079,007
3,000,000 5.250%,  2/13/2034 2,893,950
Reynolds American, Inc.
940,000 5.850%,  8/15/2045 847,229
Roche Holdings, Inc.
2,700,000 2.607%,  12/13/2051
c
1,601,300
1,450,000 4.985%,  3/8/2034
c
1,406,545
Royalty Pharma plc
1,450,000 1.750%,  9/2/2027 1,282,321
Smithfield Foods, Inc.
800,000 3.000%,  10/15/2030
c
655,739
Sysco Corporation
1,000,000 6.600%,  4/1/2040 1,062,732
Takeda Pharmaceutical Company,
Ltd.
2,200,000 3.175%,  7/9/2050 1,429,878
Viterra Finance BV
2,250,000 5.250%,  4/21/2032
c
2,150,424
Total 102,702,872
Energy (6.2%)
BP Capital Markets America, Inc.
3,750,000 3.001%,  3/17/2052
d
2,369,558
BP Capital Markets plc
1,400,000 6.450%,  12/1/2033
b,e
1,412,433
Canadian Natural Resources, Ltd.
800,000 2.950%,  7/15/2030 687,018

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Energy (6.2%) - continued
Cheniere Energy Partners, LP
$ 5,190,000 4.500%,  10/1/2029 $ 4,855,981
1,500,000 4.000%,  3/1/2031 1,338,387
1,350,000 5.950%,  6/30/2033
d
1,346,329
Cheniere Energy, Inc.
900,000 5.650%,  4/15/2034
c
880,809
Diamondback Energy, Inc.
450,000 5.150%,  1/30/2030 441,371
450,000 5.400%,  4/18/2034 437,293
Energy Transfer, LP
700,000 5.950%,  5/15/2054 659,729
900,000 8.000%,  5/15/2054
b,d
926,818
1,000,000 6.500%,  11/15/2026
b,e
970,348
2,100,000 4.200%,  4/15/2027 2,017,720
2,350,000 3.750%,  5/15/2030 2,119,978
900,000 5.550%,  5/15/2034 875,866
Enterprise Products Operating,
LLC
900,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
b
895,525
Halliburton Company
2,200,000 4.850%,  11/15/2035 2,071,526
Hess Corporation
1,400,000 4.300%,  4/1/2027 1,354,787
MPLX, LP
1,750,000 4.800%,  2/15/2029 1,692,938
National Fuel Gas Company
3,025,000 5.500%,  1/15/2026 3,002,381
Occidental Petroleum Corporation
2,500,000 6.625%,  9/1/2030 2,590,375
ONEOK, Inc.
600,000 5.650%,  11/1/2028 601,906
Ovintiv, Inc.
1,611,000 5.375%,  1/1/2026 1,597,704
1,150,000 5.650%,  5/15/2028
d
1,148,972
1,800,000 6.250%,  7/15/2033 1,814,316
Phillips 66 Company
2,250,000 4.950%,  12/1/2027 2,219,199
Pioneer Natural Resources
Company
1,200,000 2.150%,  1/15/2031 988,027
Plains All American Pipeline, LP/
PAA Finance Corporation
1,800,000 3.800%,  9/15/2030 1,613,120
Schlumberger Holdings
Corporation
1,750,000 3.900%,  5/17/2028
c
1,657,709
Southwestern Energy Company
3,700,000 5.375%,  3/15/2030 3,513,475
Targa Resources Corporation
1,400,000 6.125%,  3/15/2033 1,417,426
TotalEnergies Capital SA
3,500,000 5.488%,  4/5/2054 3,405,580
700,000 5.150%,  4/5/2034 689,749
TransCanada PipeLines, Ltd.
1,250,000 4.625%,  3/1/2034 1,135,030
Western Gas Partners, LP
3,300,000 4.650%,  7/1/2026 3,223,332
Williams Companies, Inc.
1,300,000 5.300%,  8/15/2052 1,172,075
1,800,000 7.500%,  1/15/2031 1,966,939
Principal
Amount Long-Term Fixed Income (97.9%) Value
Energy (6.2%) - continued
$ 1,730,000 4.850%,  3/1/2048 $ 1,460,182
Total 62,571,911
Financials (34.8%)
AerCap Holdings NV
1,800,000 5.875%,  10/10/2079
b
1,777,493
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
1,350,000 6.500%,  7/15/2025 1,359,672
1,500,000 4.625%,  10/15/2027 1,447,781
2,200,000 3.875%,  1/23/2028 2,057,743
2,900,000 6.150%,  9/30/2030 2,942,286
1,600,000 3.400%,  10/29/2033 1,302,675
Air Lease Corporation
2,900,000 4.650%,  6/15/2026
b,e
2,733,340
1,200,000 3.625%,  4/1/2027 1,119,407
1,500,000 3.000%,  2/1/2030 1,299,853
Aircastle, Ltd.
1,200,000 2.850%,  1/26/2028
c
1,069,178
Ally Financial, Inc.
2,580,000 5.750%,  11/20/2025
d
2,558,947
1,250,000 8.000%,  11/1/2031 1,353,340
American Express Company
1,700,000 6.489%,  10/30/2031
b
1,779,406
American Homes 4 Rent, LP
1,450,000 2.375%,  7/15/2031 1,148,945
ANZ Bank New Zealand, Ltd.
1,300,000 5.548%,  8/11/2032
b,c
1,284,471
Aon North America, Inc.
1,400,000 5.450%,  3/1/2034 1,369,283
Ares Capital Corporation
2,400,000 3.875%,  1/15/2026 2,310,862
1,200,000 2.875%,  6/15/2027 1,095,118
2,050,000 5.875%,  3/1/2029 2,009,764
Associated Banc-Corp
1,850,000 4.250%,  1/15/2025 1,817,464
Australia & New Zealand Banking
Group, Ltd.
1,800,000 2.950%,  7/22/2030
b,c
1,728,663
Avolon Holdings Funding, Ltd.
1,200,000 5.500%,  1/15/2026
c
1,182,348
1,000,000 4.250%,  4/15/2026
c
961,676
3,600,000 4.375%,  5/1/2026
c
3,468,126
Banco Santander SA
3,000,000 5.294%,  8/18/2027 2,952,702
1,200,000 4.379%,  4/12/2028 1,136,345
Bank of America Corporation
2,800,000 3.705%,  4/24/2028
b
2,651,369
1,500,000 5.202%,  4/25/2029
b
1,476,785
1,450,000 4.271%,  7/23/2029
b
1,375,363
3,000,000 5.819%,  9/15/2029
b
3,017,651
1,175,000 3.974%,  2/7/2030
b
1,092,147
2,030,000 3.194%,  7/23/2030
b
1,803,924
2,800,000 1.922%,  10/24/2031
b
2,226,388
2,750,000 2.572%,  10/20/2032
b
2,218,461
1,200,000 2.972%,  2/4/2033
b
990,669
3,200,000 4.571%,  4/27/2033
b
2,949,757
1,400,000 5.468%,  1/23/2035
b
1,361,455
1,200,000 4.244%,  4/24/2038
b
1,033,767

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (34.8%) - continued
Bank of New York Mellon
Corporation
$ 2,075,000 5.802%,  10/25/2028
b
$ 2,102,987
2,200,000 4.543%,  2/1/2029
b
2,133,774
Barclays plc
2,400,000 6.125%,  12/15/2025
b,e
2,306,990
2,200,000 5.829%,  5/9/2027
b
2,192,322
675,000 5.674%,  3/12/2028
b
670,258
850,000 9.625%,  12/15/2029
b,e
888,360
1,900,000 2.645%,  6/24/2031
b
1,570,454
Berkshire Hathaway Finance
Corporation
4,500,000 2.850%,  10/15/2050 2,830,179
1,050,000 4.250%,  1/15/2049 882,122
Blackstone Private Credit Fund
1,400,000 7.050%,  9/29/2025 1,413,057
Blue Owl Credit Income
Corporation
2,000,000 4.700%,  2/8/2027 1,890,063
Blue Owl Technology Finance
Corporation
1,000,000 3.750%,  6/17/2026
c
924,184
Blue Owl Technology Finance
Corporation II
1,900,000 6.750%,  4/4/2029
c
1,830,820
BNP Paribas SA
1,350,000 8.500%,  8/14/2028
b,c,d,e
1,395,719
BPCE SA
2,060,000 5.150%,  7/21/2024
c
2,053,625
1,250,000 6.612%,  10/19/2027
b,c
1,264,887
1,350,000 6.508%,  1/18/2035
b,c
1,338,224
Brixmor Operating Partnership, LP
1,000,000 2.250%,  4/1/2028 874,319
Capital One Financial Corporation
1,810,000 4.200%,  10/29/2025 1,764,008
Centene Corporation
90,000 4.250%,  12/15/2027 84,871
270,000 4.625%,  12/15/2029 251,429
3,145,000 3.375%,  2/15/2030 2,739,881
2,000,000 2.500%,  3/1/2031 1,607,381
1,800,000 2.625%,  8/1/2031 1,440,253
Charles Schwab Corporation
1,450,000 5.375%,  6/1/2025
b,e
1,433,871
1,700,000 6.196%,  11/17/2029
b
1,739,869
2,900,000 4.000%,  12/1/2030
b,e
2,360,232
Citigroup, Inc.
1,510,000 4.450%,  9/29/2027 1,453,184
1,500,000 3.668%,  7/24/2028
b
1,413,413
2,000,000 4.075%,  4/23/2029
b
1,889,677
2,050,000 5.174%,  2/13/2030
b
2,004,827
2,250,000 2.520%,  11/3/2032
b
1,803,396
4,100,000 3.057%,  1/25/2033
b
3,390,855
Citizens Financial Group, Inc.
1,400,000 5.841%,  1/23/2030
b
1,371,117
Comerica, Inc.
1,150,000 5.625%,  7/1/2025
b,d,e
1,107,637
COPT Defense Properties, LP
1,325,000 2.250%,  3/15/2026 1,241,896
Corebridge Financial, Inc.
950,000 3.650%,  4/5/2027 899,617
1,350,000 3.850%,  4/5/2029 1,239,259
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (34.8%) - continued
Corebridge Global Funding
$ 1,350,000 5.900%,  9/19/2028
c
$ 1,357,366
Credit Agricole SA
1,400,000 6.875%,  9/23/2024
b,c,e
1,394,803
Credit Suisse Group AG
2,300,000 5.250%,  N/A
c,f
253,000
2,350,000 7.250%,  N/A
c,f
258,500
1,300,000 7.500%,  N/A
*,f
143,000
Deutsche Bank AG/New York, NY
1,800,000 2.311%,  11/16/2027
b
1,637,464
Discover Bank
2,510,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
b
2,436,678
Elevance Health, Inc.
1,250,000 5.125%,  2/15/2053 1,127,202
1,250,000 6.100%,  10/15/2052 1,279,513
1,500,000 4.750%,  2/15/2033 1,416,681
EPR Properties
1,318,000 4.950%,  4/15/2028 1,238,655
2,800,000 3.750%,  8/15/2029 2,430,965
Extra Space Storage, LP
1,500,000 5.500%,  7/1/2030 1,478,389
1,900,000 5.900%,  1/15/2031 1,909,342
First Horizon Bank
1,250,000 5.750%,  5/1/2030
d
1,153,683
First-Citizens Bank & Trust
Company
3,650,000 6.125%,  3/9/2028 3,707,345
FS KKR Capital Corporation
3,150,000 4.250%,  2/14/2025
c
3,102,025
Goldman Sachs BDC, Inc.
800,000 6.375%,  3/11/2027 803,130
Goldman Sachs Group, Inc.
1,800,000 4.950%,  2/10/2025
b,d,e
1,767,270
1,900,000 3.691%,  6/5/2028
b
1,797,636
2,750,000 3.814%,  4/23/2029
b
2,570,960
3,400,000 4.223%,  5/1/2029
b
3,226,180
3,800,000 3.102%,  2/24/2033
b
3,161,393
Highwoods Realty, LP
950,000 4.125%,  3/15/2028 879,111
1,900,000 4.200%,  4/15/2029 1,705,086
HSBC Holdings plc
2,530,000 4.041%,  3/13/2028
b
2,410,346
Huntington Bancshares, Inc./OH
2,750,000 5.709%,  2/2/2035
b
2,636,433
ING Groep NV
2,000,000 6.083%,  9/11/2027
b
2,009,364
Intercontinental Exchange, Inc.
800,000 4.950%,  6/15/2052 716,446
900,000 4.350%,  6/15/2029 859,025
Invitation Homes Operating
Partnership, LP
1,000,000 2.300%,  11/15/2028 865,303
1,250,000 5.450%,  8/15/2030 1,223,334
1,000,000 2.000%,  8/15/2031 772,867
J.P. Morgan Chase & Company
1,250,000 6.070%,  10/22/2027
b
1,264,697
900,000 5.040%,  1/23/2028
b
887,232
2,300,000 6.875%,  6/1/2029
b,e
2,356,838
2,650,000 5.299%,  7/24/2029
b
2,621,716
1,700,000 6.087%,  10/23/2029
b
1,734,695

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (34.8%) - continued
$ 1,800,000 2.956%,  5/13/2031
b
$ 1,540,423
800,000 2.580%,  4/22/2032
b
658,284
2,100,000 2.545%,  11/8/2032
b
1,703,756
2,700,000 4.586%,  4/26/2033
b
2,512,669
2,800,000 4.912%,  7/25/2033
b
2,662,090
2,000,000 5.717%,  9/14/2033
b
1,992,453
850,000 5.336%,  1/23/2035
b
823,924
KeyBank NA/Cleveland, OH
1,775,000 4.150%,  8/8/2025 1,723,007
KeyCorp
2,100,000 2.250%,  4/6/2027 1,877,970
1,650,000 6.401%,  3/6/2035
b
1,623,108
Kilroy Realty, LP
1,450,000 4.250%,  8/15/2029 1,293,530
850,000 6.250%,  1/15/2036 798,348
Kimco Realty OP, LLC
1,250,000 6.400%,  3/1/2034 1,293,370
Lloyds Banking Group plc
1,100,000 2.438%,  2/5/2026
b
1,069,965
1,090,000 4.650%,  3/24/2026 1,064,141
1,500,000 5.985%,  8/7/2027
b
1,502,201
1,500,000 5.462%,  1/5/2028
b
1,486,883
M&T Bank Corporation
1,300,000 3.500%,  9/1/2026
b,e
1,011,410
Macquarie Airfinance Holdings,
Ltd.
375,000 6.500%,  3/26/2031
c
375,280
Massachusetts Mutual Life
Insurance Company
3,400,000 3.200%,  12/1/2061
c
1,980,213
Met Tower Global Funding
1,850,000 5.250%,  4/12/2029
c
1,824,786
Metropolitan Life Global Funding I
3,050,000 4.300%,  8/25/2029
c
2,870,555
Mitsubishi UFJ Financial Group,
Inc.
835,000 5.541%,  4/17/2026
b
832,256
2,250,000 5.133%,  7/20/2033
b
2,177,386
Mizuho Financial Group, Inc.
1,400,000 1.979%,  9/8/2031
b
1,117,531
Morgan Stanley
1,140,000
8.751%,  (TSFR3M +
3.422%), 12/15/2025
b,e
1,173,462
1,490,000 4.350%,  9/8/2026 1,449,415
1,150,000 5.123%,  2/1/2029
b
1,131,784
950,000 5.449%,  7/20/2029
b
944,190
2,350,000 5.656%,  4/18/2030
b
2,350,499
2,400,000 3.622%,  4/1/2031
b
2,157,133
1,900,000 1.794%,  2/13/2032
b
1,482,578
2,000,000 2.943%,  1/21/2033
b
1,650,879
950,000 4.889%,  7/20/2033
b
895,063
2,900,000 6.342%,  10/18/2033
b
3,007,749
1,100,000 6.627%,  11/1/2034
b
1,160,698
1,400,000 5.466%,  1/18/2035
b
1,362,028
1,400,000 5.297%,  4/20/2037
b
1,311,204
Morgan Stanley Bank NA
1,900,000 4.952%,  1/14/2028
b
1,871,551
Nationwide Building Society
2,200,000 6.557%,  10/18/2027
b,c
2,235,353
Nationwide Mutual Insurance
Company
1,775,000 4.350%,  4/30/2050
c
1,316,895
Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (34.8%) - continued
NatWest Group plc
$ 600,000 3.754%,  11/1/2029
b
$ 592,326
2,900,000 3.032%,  11/28/2035
b
2,381,033
New York Life Global Funding
2,350,000 4.550%,  1/28/2033
c
2,196,707
NNN REIT, Inc.
900,000 5.600%,  10/15/2033 882,979
Nomura Holdings, Inc.
2,500,000 5.709%,  1/9/2026 2,491,220
Omega Healthcare Investors, Inc.
1,667,000 4.750%,  1/15/2028 1,582,562
1,875,000 3.625%,  10/1/2029 1,638,229
PNC Financial Services Group,
Inc.
1,700,000 6.615%,  10/20/2027
b
1,737,140
2,500,000 6.250%,  3/15/2030
b,e
2,350,255
3,000,000 5.068%,  1/24/2034
b
2,824,866
1,900,000 6.875%,  10/20/2034
b
2,016,678
Prologis, LP
1,250,000 1.750%,  2/1/2031 993,395
Prudential Financial, Inc.
1,500,000 6.500%,  3/15/2054
b
1,477,881
1,750,000 3.700%,  10/1/2050
b
1,496,398
Public Storage Operating
Company
1,250,000 5.125%,  1/15/2029
d
1,242,160
Realty Income Corporation
1,100,000 2.100%,  3/15/2028 969,102
2,250,000 3.400%,  1/15/2030 2,005,585
1,150,000 3.200%,  2/15/2031 988,048
Regency Centers, LP
1,440,000 3.600%,  2/1/2027 1,374,681
1,750,000 3.700%,  6/15/2030 1,574,175
1,000,000 5.250%,  1/15/2034 956,112
RGA Global Funding
3,500,000 6.000%,  11/21/2028
c
3,555,694
900,000 5.500%,  1/11/2031
c
885,423
Royal Bank of Canada
2,350,000 7.500%,  5/2/2084
b
2,352,669
Simon Property Group, LP
1,150,000 6.650%,  1/15/2054 1,232,861
Societe Generale SA
2,150,000 10.000%,  11/14/2028
b,c,e
2,252,594
State Street Corporation
1,150,000 6.700%,  3/15/2029
b,e
1,150,968
Sumitomo Mitsui Financial Group,
Inc.
2,900,000 5.808%,  9/14/2033
d
2,933,508
Synchrony Financial
1,050,000 4.250%,  8/15/2024 1,044,422
Truist Financial Corporation
1,100,000 6.047%,  6/8/2027
b
1,105,824
1,250,000 5.125%,  12/15/2027
b,d,e
1,119,364
1,150,000 5.435%,  1/24/2030
b
1,126,511
U.S. Bancorp
1,850,000 5.727%,  10/21/2026
b
1,849,372
2,150,000 5.775%,  6/12/2029
b
2,154,253
900,000 5.384%,  1/23/2030
b
887,477
900,000 5.678%,  1/23/2035
b
879,219
UBS Group AG
2,400,000 4.875%,  2/12/2027
b,c,e
2,154,930

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Financials (34.8%) - continued
$ 4,900,000 3.869%,  1/12/2029
b,c
$ 4,568,743
250,000 3.091%,  5/14/2032
b,c
207,011
6,450,000 6.537%,  8/12/2033
b,c
6,597,804
1,350,000 9.250%,  11/13/2033
b,c,e
1,481,607
UnitedHealth Group, Inc.
1,300,000 5.875%,  2/15/2053 1,323,630
2,400,000 4.950%,  5/15/2062 2,094,562
760,000 4.750%,  7/15/2045 676,183
1,775,000 4.450%,  12/15/2048 1,490,971
Wells Fargo & Company
3,050,000 3.526%,  3/24/2028
b
2,878,167
1,900,000 5.707%,  4/22/2028
b
1,901,321
1,500,000 6.303%,  10/23/2029
b
1,536,689
2,150,000 5.198%,  1/23/2030
b
2,108,139
2,750,000 4.478%,  4/4/2031
b
2,584,036
2,700,000 4.897%,  7/25/2033
b
2,534,912
1,900,000 6.491%,  10/23/2034
b
1,978,150
Westpac Banking Corporation
1,600,000 2.894%,  2/4/2030
b
1,557,593
1,850,000 2.963%,  11/16/2040
d
1,255,012
Willis North America, Inc.
2,400,000 4.650%,  6/15/2027 2,332,530
Total 352,737,015
Foreign Government (0.4%)
Dominican Republic Government
International Bond
550,000 6.000%,  7/19/2028
c
537,555
3,200,000 6.000%,  2/22/2033
c
3,024,000
Total 3,561,555
Mortgage-Backed Securities (1.6%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
16,171,384 5.500%,  7/1/2053 15,783,827
Total 15,783,827
Technology (5.1%)
Apple, Inc.
1,850,000 2.700%,  8/5/2051 1,139,999
1,750,000 3.950%,  8/8/2052 1,378,617
1,080,000 3.750%,  9/12/2047 836,035
Broadcom, Inc.
1,743,000 3.469%,  4/15/2034
c
1,444,131
2,400,000 3.137%,  11/15/2035
c
1,862,515
3,950,000 3.187%,  11/15/2036
c
3,028,835
1,800,000 4.926%,  5/15/2037
c
1,643,794
Cisco Systems, Inc.
1,150,000 4.950%,  2/26/2031 1,131,088
1,400,000 5.050%,  2/26/2034 1,369,401
Dell International, LLC/EMC
Corporation
700,000 6.100%,  7/15/2027 711,624
274,000 8.350%,  7/15/2046 339,591
Equinix, Inc.
1,800,000 2.000%,  5/15/2028 1,561,452
Fiserv, Inc.
2,000,000 2.650%,  6/1/2030 1,702,123
2,500,000 5.600%,  3/2/2033 2,476,892
Principal
Amount Long-Term Fixed Income (97.9%) Value
Technology (5.1%) - continued
Global Payments, Inc.
$ 900,000 5.300%,  8/15/2029 $ 879,400
1,300,000 5.400%,  8/15/2032
d
1,254,719
Intel Corporation
1,350,000 4.875%,  2/10/2028 1,330,026
Marvell Technology, Inc.
1,100,000 4.875%,  6/22/2028 1,065,754
1,400,000 2.950%,  4/15/2031 1,176,842
Mastercard, Inc.
1,250,000 4.850%,  3/9/2033 1,223,200
Microchip Technology, Inc.
900,000 5.050%,  3/15/2029 884,564
Microsoft Corporation
1,600,000 2.500%,  9/15/2050
c
960,677
NXP BV/NXP Funding, LLC
1,200,000 5.550%,  12/1/2028 1,197,698
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,100,000 3.150%,  5/1/2027 1,028,289
1,100,000 4.300%,  6/18/2029 1,038,387
1,850,000 3.250%,  5/11/2041 1,304,350
Oracle Corporation
2,700,000 5.550%,  2/6/2053 2,481,431
2,400,000 3.950%,  3/25/2051 1,714,568
3,300,000 6.150%,  11/9/2029 3,403,258
2,700,000 6.250%,  11/9/2032 2,800,676
1,800,000 4.300%,  7/8/2034 1,598,625
2,350,000 4.000%,  7/15/2046 1,741,012
Texas Instruments, Inc.
2,100,000 5.000%,  3/14/2053 1,923,329
VMware, LLC
1,900,000 2.200%,  8/15/2031 1,502,065
Total 51,134,967
Transportation (2.3%)
Air Canada
1,400,000 3.875%,  8/15/2026
c
1,328,078
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
853,333 5.500%,  4/20/2026
c
843,434
1,900,000 5.750%,  4/20/2029
c
1,834,892
Burlington Northern Santa Fe, LLC
1,500,000 4.700%,  9/1/2045 1,312,594
1,800,000 4.050%,  6/15/2048 1,421,509
Canadian Pacific Railway
Company
1,480,000 4.700%,  5/1/2048 1,244,757
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
2,900,000 4.750%,  10/20/2028
c
2,807,439
ERAC USA Finance, LLC
2,440,000 4.200%,  11/1/2046
c
1,930,522
FedEx Corporation
1,500,000 3.250%,  5/15/2041 1,063,351
Mileage Plus Holdings, LLC
2,275,000 6.500%,  6/20/2027
c
2,278,842
Norfolk Southern Corporation
4,000,000 4.450%,  3/1/2033 3,724,050
Southwest Airlines Company
1,375,000 2.625%,  2/10/2030 1,166,859

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Transportation (2.3%) - continued
United Airlines Pass Through Trust
$ 478,818 3.750%,  9/3/2026 $ 455,917
United Airlines, Inc.
2,100,000 4.375%,  4/15/2026
c
2,019,957
225,000 4.625%,  4/15/2029
c
207,367
Total 23,639,568
U.S. Government & Agencies (6.8%)
U.S. Treasury Bonds
2,300,000 4.250%,  2/15/2054 2,105,578
10,200,000 3.625%,  5/15/2053 8,336,906
8,000,000 4.750%,  11/15/2053 7,958,750
1,150,000 4.000%,  11/15/2042 1,024,623
7,750,000 3.875%,  2/15/2043 6,770,049
4,500,000 4.375%,  8/15/2043 4,202,578
U.S. Treasury Notes
2,300,000 4.375%,  11/30/2028 2,265,141
8,700,000 3.750%,  12/31/2028 8,340,445
12,250,000 4.000%,  1/31/2029 11,869,580
4,600,000 4.375%,  11/30/2030 4,512,133
8,600,000 3.750%,  12/31/2030 8,131,031
3,770,000 3.500%,  2/15/2033 3,447,636
Total 68,964,450
Utilities (8.0%)
AEP Transmission Company, LLC
1,000,000 5.400%,  3/15/2053 933,822
American Electric Power
Company, Inc.
2,300,000 3.875%,  2/15/2062
b,d
2,053,798
1,250,000 5.625%,  3/1/2033 1,221,866
American Water Capital
Corporation
1,800,000 3.450%,  5/1/2050 1,248,675
Arizona Public Service Company
1,950,000 5.550%,  8/1/2033 1,911,493
Berkshire Hathaway Energy
Company
1,425,000 4.450%,  1/15/2049 1,143,512
CenterPoint Energy Resources
Corporation
1,700,000 1.750%,  10/1/2030 1,358,701
CenterPoint Energy, Inc.
1,750,000 2.950%,  3/1/2030 1,519,786
1,850,000 2.650%,  6/1/2031 1,524,869
Consolidated Edison Company of
New York, Inc.
1,583,000 3.850%,  6/15/2046 1,184,126
2,250,000 4.125%,  5/15/2049 1,738,476
Constellation Energy Generation,
LLC
1,900,000 5.800%,  3/1/2033 1,899,053
Consumers Energy Company
1,150,000 4.600%,  5/30/2029 1,113,902
Dominion Energy, Inc.
1,250,000 4.650%,  12/15/2024
b,e
1,220,039
1,000,000 4.350%,  1/15/2027
b,e
915,641
DTE Energy Company
1,850,000 5.100%,  3/1/2029 1,806,107
1,450,000 5.850%,  6/1/2034
g
1,441,806
Principal
Amount Long-Term Fixed Income (97.9%) Value
Utilities (8.0%) - continued
Duke Energy Corporation
$ 2,950,000 3.250%,  1/15/2082
b
$ 2,577,046
1,500,000 3.500%,  6/15/2051 990,666
3,000,000 5.000%,  8/15/2052 2,562,035
1,800,000 3.750%,  9/1/2046 1,284,913
Edison International
3,700,000 5.750%,  6/15/2027 3,699,894
Enel Finance America, LLC
2,250,000 2.875%,  7/12/2041
c
1,448,860
Eversource Energy
1,600,000 5.450%,  3/1/2028 1,587,351
Exelon Corporation
1,200,000 4.100%,  3/15/2052 903,170
FirstEnergy Corporation
2,520,000 4.150%,  7/15/2027 2,374,268
2,200,000 5.100%,  7/15/2047 1,829,542
FirstEnergy Transmission, LLC
2,700,000 2.866%,  9/15/2028
c
2,413,737
1,850,000 5.450%,  7/15/2044
c
1,699,948
Georgia Power Company
2,000,000 3.250%,  3/15/2051 1,306,864
700,000 5.250%,  3/15/2034 680,997
Indiana Michigan Power Company
1,000,000 5.625%,  4/1/2053 956,836
National Rural Utilities Cooperative
Finance Corporation
1,400,000 4.400%,  11/1/2048 1,132,643
Nevada Power Company
675,000 6.000%,  3/15/2054 673,234
NextEra Energy Capital Holdings,
Inc.
1,850,000 5.749%,  9/1/2025 1,851,184
NiSource Finance Corporation
1,080,000 4.375%,  5/15/2047 853,733
NiSource, Inc.
1,400,000 3.600%,  5/1/2030 1,260,689
NRG Energy, Inc.
1,300,000 4.450%,  6/15/2029
c
1,206,490
Oncor Electric Delivery Company,
LLC
1,510,000 3.750%,  4/1/2045 1,141,431
Pacific Gas and Electric Company
1,100,000 3.300%,  12/1/2027 1,010,429
3,200,000 4.550%,  7/1/2030 2,970,150
1,650,000 5.800%,  5/15/2034 1,611,066
PPL Electric Utilities Corporation
1,150,000 4.850%,  2/15/2034 1,095,289
Public Service Company of
Colorado
1,200,000 4.500%,  6/1/2052 956,549
Public Service Enterprise Group,
Inc.
3,250,000 5.200%,  4/1/2029 3,189,867
San Diego Gas & Electric
Company
1,800,000 4.150%,  5/15/2048 1,416,470
Sempra
1,800,000 3.250%,  6/15/2027 1,677,286
Southern Company
2,000,000 5.700%,  10/15/2032 2,003,918
1,300,000 4.000%,  1/15/2051
b
1,240,090

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (97.9%) Value
Utilities (8.0%) - continued
$ 1,350,000 3.750%,  9/15/2051
b
$ 1,237,292
Virginia Electric and Power
Company
1,800,000 5.000%,  1/15/2034 1,710,907
Vistra Operations Company, LLC
1,200,000 4.875%,  5/13/2024
c
1,199,427
1,200,000 5.125%,  5/13/2025
c
1,182,004
Total 81,171,947
Total Long-Term Fixed Income
(cost $1,076,697,597) 991,759,477
Shares
Collateral Held for Securities
Loaned ( 1 .8% ) Value
17,772,915 Thrivent Cash Management Trust 17,772,915
Total Collateral Held for
Securities Loaned
(cost $17,772,915) 17,772,915
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
265 Windstream Services, LLC
h
3,246
Total 3,246
Total Common Stock
(cost $3,180) 3,246
Shares or
Principal
Amount Short-Term Investments ( 0 .9% ) Value
Federal Home Loan Bank Discount
Notes
700,000 5.250%, 7/17/2024
i,j
692,106
Thrivent Core Short-Term Reserve
Fund
816,730 5.580% 8,167,301
Total Short-Term Investments
(cost $8,859,441) 8,859,407
Total Investments (cost
$1,103,333,133) 100.6% $ 1,018,395,045
Other Assets and Liabilities, Net
(0.6%) (5,700,137)
Total Net Assets 100.0% $ 1,012,694,908
a All or a portion of the security is insured or guaranteed.
b Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $174,961,647 or 17.3%
of total net assets.
d All or a portion of the security is on loan.
e Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
f Defaulted security.  Interest is not being accrued.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Non-income producing security.
i The interest rate shown reflects the yield.
j All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Income
Fund as of April 30, 2024 was $143,000 or 0.01% of total
net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of
April 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 7/9/2018 $ 1,300,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Income Fund as of April
30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 17,075,174
Total lending $17,075,174
Gross amount payable upon return of
collateral for securities loaned $17,772,915
Net amounts due to counterparty $697,741
Definitions:
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
Reference Rate Index:
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 4,094,206
Gross unrealized depreciation (88,644,955)
Net unrealized appreciation (depreciation) $ (84,550,749)
Cost for federal income tax purposes $ 1,102,212,379

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Income Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 109,197 – 109,197 –
Basic Materials 21,485,995 – 21,485,995 –
Capital Goods 60,902,478 – 60,902,478 –
Collateralized Mortgage Obligations 27,970 – 27,970 –
Communications Services 69,718,980 – 69,718,980 –
Consumer Cyclical 77,246,745 – 77,246,745 –
Consumer Non-Cyclical 102,702,872 – 102,702,872 –
Energy 62,571,911 – 62,571,911 –
Financials 352,737,015 – 352,737,015 –
Foreign Government 3,561,555 – 3,561,555 –
Mortgage-Backed Securities 15,783,827 – 15,783,827 –
Technology 51,134,967 – 51,134,967 –
Transportation 23,639,568 – 23,639,568 –
U.S. Government & Agencies 68,964,450 – 68,964,450 –
Utilities 81,171,947 – 81,171,947 –
Common Stock
Communications Services 3,246 – 3,246 –
Short-Term Investments 692,106 – 692,106 –
Subtotal Investments in Securities $ 992,454,829 $ – $ 992,454,829 $ –
Other Investments  * Total
Affiliated Short-Term Investments 8,167,301
Collateral Held for Securities Loaned 17,772,915
Subtotal Other Investments $ 25,940,216
Total Investments at Value $ 1,018,395,045
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Income Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 733,415 733,415 – –
Total Liability Derivatives $ 733,415 $ 733,415 $ – $ –
The following table presents Income Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $692,106 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT U.S. Long Bond 40 June 2024 $ 4,763,470 ( $ 210,970 )
Ultra 10-Yr. U.S. Treasury Note 135 June 2024 15,401,976 (522,445)
Total Futures Long Contracts $ 20,165,446 ( $ 733,415 )
Total Futures Contracts $ 20,165,446 ( $ 733,415 )

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Income Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial
Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 733,415
Total Interest Rate Contracts 733,415
Total Liability Derivatives $ 733,415
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts 926,074
Total Interest Rate Contracts 926,074
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (1,383,589)
Total Credit Contracts (1,383,589)
Total ( $ 457,515 )
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Income Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,121,766
Total Interest Rate Contracts 1,121,766
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (284,830)
Total Credit Contracts (284,830)
Total $ 836,936
The following table presents Income Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $ 26,360,812
Credit Contracts
Credit Default Swaps - Buy Protection (792,240)

Income Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Income Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 18,486 $ 166,551 $ 176,870 $ 8,167 817 0.8%
Total Affiliated Short-Term Investments 18,486 8,167 0.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,412 59,233 49,872 17,773 17,773 1.8
Total Collateral Held for Securities Loaned 8,412 17,773 1.8
Total Value $ 26,898 $ 25,940
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $23 ($23) $ – $624
Total Income/Non Cash Income from Affiliated Investments $624
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 99
Total Affiliated Income from Securities Loaned, Net $99
Total $23 ($23) $ –

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 94.8% ) Value
Australia (5.8%)
20,204 ALS, Ltd. $ 168,926
23,854 AMP, Ltd. 16,789
7,909 Ampol, Ltd. 186,761
9,604 Ansell, Ltd. 157,900
889 ARB Corporation, Ltd. 21,824
35,124 Arena REIT 82,872
227,574 Aristocrat Leisure, Ltd. 5,807,671
73,752 Australia and New Zealand
Banking Group, Ltd. 1,330,773
191,757 BHP Group, Ltd. 5,259,137
255,638 BlueScope Steel, Ltd. 3,731,136
55,580 Brambles, Ltd. 522,876
6,114 Brickworks, Ltd. 105,303
23,522 CAR Group, Ltd. 510,039
19,218 Charter Hall Retail REIT 41,006
27,331 Collins Foods, Ltd. 175,205
48,735 Commonwealth Bank of Australia 3,570,782
19,305 Computershare, Ltd. 339,157
54,361 CSL, Ltd. 9,658,629
11,804 Data#3, Ltd. 58,058
91,095 Deterra Royalties, Ltd. 288,351
63,271 GrainCorp, Ltd. 347,652
36,942 Growthpoint Properties Australia,
Ltd. 56,538
3,896 Hansen Technologies, Ltd. 11,806
9,605 Helia Group, Ltd. 24,653
2,429 HUB24, Ltd. 62,409
70,668 Incitec Pivot, Ltd. 126,890
47,953 Independence Group NL 238,838
45,443 Inghams Group, Ltd. 107,558
20,966 IRESS, Ltd.
a
114,586
27,808 JB Hi-Fi, Ltd. 1,085,124
594,581 Lottery Corporation, Ltd. 1,854,786
81,143 National Australia Bank, Ltd. 1,758,976
8,683 Nick Scali, Ltd. 87,052
24,184 NRW Holdings, Ltd. 43,167
168,292 Origin Energy, Ltd. 1,062,159
122,997 Perseus Mining, Ltd. 179,910
20,567 Premier Investments, Ltd. 395,619
35,924 Reliance Worldwide Corporation,
Ltd. 117,914
31,432 Stanmore Resources, Ltd. 67,183
24,400 Super Retail Group, Ltd. 226,880
25,535 Technology One, Ltd. 264,471
98,998 Ventia Services Group Pty, Ltd. 230,402
67,630 Waypoint REIT, Ltd. 101,480
23,426 Wesfarmers, Ltd. 1,003,549
88,036 Westpac Banking Corporation 1,461,953
21,725 Whitehaven Coal, Ltd. 107,462
Total 43,172,212
Austria (0.1%)
14,229 AMS AG
a
17,090
5,770 BAWAG Group AG
b
344,532
1,851 Erste Group Bank AG 86,321
Total 447,943
Belgium (0.4%)
4,055 Bekaert SA 202,895
17,419 Groupe Bruxelles Lambert SA 1,293,014
973 Melexis NV 81,310
12,889 Syensqo SA 1,194,704
475 Titan Cement International SA 15,081
Shares Common Stock (94.8%) Value
Belgium (0.4%) - continued
2,918 UCB SA $ 386,957
Total 3,173,961
Bermuda (0.2%)
52,000 Cafe de Coral Holdings, Ltd. 53,931
34,100 Jardine Matheson Holdings, Ltd. 1,308,417
6,390 Odfjell Drilling, Ltd. 29,126
1,424 Stolt-Nielsen, Ltd. 60,890
30,000 Theme International Holdings, Ltd. 2,301
Total 1,454,665
Brazil (0.5%)
14,200 B3 SA - Brasil Bolsa Balcao 29,398
4,800 Banco ABC Brasil SA 21,483
18,913 Banco Bradesco SA ADR 51,065
56,400 Banco do Brasil SA 298,586
25,472 Centrais Eletricas Brasileiras SA
ADR 187,474
931 Companhia Paranaense de Energia
ADR
a
5,865
25,986 Companhia Siderurgica Nacional
SA ADR 69,903
31,100 CPFL Energia SA 192,077
20,336 Gerdau SA ADR 70,769
55,900 Iochpe-Maxion SA 132,736
73,186 Itau Unibanco Holding SA ADR 442,775
67,875 Itausa SA 124,963
13,605 Jalles Machado SA 18,550
25,800 JBS SA 116,514
516 Localiza Rent a Car SA 4,878
8,600 Metalurgica Gerdau SA 17,390
57,790 Petroleo Brasileiro SA 466,540
15,375 Petroleo Brasileiro SA ADR 260,914
31,900 Randon SA Implementos e
Participacoes 65,734
33,000 Telefonica Brasil SA 303,334
86,700 TIM SA/Brazil 295,200
68,300 Usinas Siderurgicas de Minas
Gerais SA Usiminas 104,832
46,047 Vale SA ADR 560,392
19,600 Vibra Energia SA 88,590
Total 3,929,962
Canada (8.3%)
8,313 Agnico Eagle Mines, Ltd. 526,443
162,099 Alimentation Couche-Tard, Inc. 8,984,240
27,912 ATCO, Ltd. 761,743
18,524 Bank of Montreal 1,654,666
29,998 Bank of Nova Scotia 1,376,293
34,035 Barrick Gold Corporation 565,663
20,576 Canadian Imperial Bank of
Commerce 960,458
77,510 Canadian National Railway
Company 9,407,726
54,122 Canadian Natural Resources, Ltd. 4,101,265
90,222 Canadian Utilities, Ltd. 2,017,240
12,508 Canadian Western Bank 239,957
21,981 Capital Power Corporation 573,695
3,304 Cogeco Communications, Inc. 130,970
1,278 Constellation Software, Inc./Canada 3,290,299
617 Descartes Systems Group, Inc.
a
57,234
2,573 Dollarama, Inc. 214,639
3,105 Franco-Nevada Corporation 373,842
48,001 Hydro One, Ltd. 1,344,509

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Canada (8.3%) - continued
14,820 Laurentian Bank of Canada $ 276,990
3,779 Loblaw Companies, Ltd. 414,396
38,585 Manulife Financial Corporation 899,985
39,061 Metro, Inc./CN 1,998,093
6,298 National Bank of Canada 505,707
49,571 Royal Bank of Canada 4,795,962
12,899 Russel Metals, Inc. 363,269
6,741 Shopify, Inc.
a
473,218
189,839 Suncor Energy, Inc. 7,243,848
6,519 Teck Resources, Ltd. 320,670
9,814 Thomson Reuters Corporation 1,482,312
4,662 TMX Group, Ltd. 123,437
17,075 Toromont Industries, Ltd. 1,562,815
63,066 Toronto-Dominion Bank 3,741,401
43,966 TransAlta Corporation 291,585
5,560 Wheaton Precious Metals
Corporation 289,898
Total 61,364,468
Cayman Islands (1.3%)
122,888 Alibaba Group Holding, Ltd. 1,150,608
7,700 ASMPT, Ltd. 95,693
166,000 China Feihe, Ltd.
b
90,780
201,000 China Mengniu Dairy Company,
Ltd. 416,367
122,000 China Resources Building Materials
Technology Holdings, Ltd. 20,591
128,500 China Resources Land, Ltd. 462,065
92,000 Consun Pharmaceutical Group,
Ltd. 68,800
209,000 Geely Automobile Holdings, Ltd. 251,544
3,456 Hello Group, Inc. ADR 20,149
6,549 JD.com, Inc. 94,361
11,086 JOYY, Inc. ADR 361,625
7,000 Li Auto, Inc
a
91,713
84,000 Li Ning Company, Ltd. 219,901
15,000 Longfor Group Holdings, Ltd.
b
22,217
33,829 Meituan
a,b
461,919
13,000 NetDragon Websoft Holdings, Ltd. 18,210
666 NetEase, Inc. ADR 62,251
7,195 PDD Holdings, Inc. ADR
a
900,670
5,000 Pop Mart International Group, Ltd.
b
21,397
74,000 Seazen Group, Ltd.
a
12,769
673,000 Shui On Land, Ltd. 62,729
116,000 Sino Biopharmaceutical, Ltd. 39,637
19,500 Stella International Holdings, Ltd. 35,545
53,900 Sunny Optical Technology (Group)
Company, Ltd. 260,753
21,947 TAL Education Group ADR
a
264,242
70,490 Tencent Holdings, Ltd. 3,093,327
70,000 VSTECS Holdings, Ltd. 44,574
313,400 Xiaomi Corporation
a,b
683,189
95,500 Zhongsheng Group Holdings, Ltd. 174,172
Total 9,501,798
Chile (0.1%)
713 Banco de Chile ADR 15,743
1,702 Banco de Credito e Inversiones SA 49,641
42,013 Cencosud SA 71,992
508,569 Colbun SA 65,311
18,082 Embotelladora Andina SA 51,135
21,675 Empresas CMPC SA 42,806
1,202,787 Latam Airlines Group SA
a
16,274
Shares Common Stock (94.8%) Value
Chile (0.1%) - continued
35,027 S.A.C.I. Falabella
a
$ 93,765
Total 406,667
China (1.0%)
1,279,400 Agricultural Bank of China, Ltd. 776,549
190,500 Aluminum Corporation of China,
Ltd., Class A 194,493
578,000 Aluminum Corporation of China,
Ltd., Class H 383,338
296,600 Bank of China, Ltd., Class A 187,658
413,000 Bank of Communications
Company, Ltd. 391,723
453,500 Baoshan Iron & Steel Company,
Ltd. 434,293
1,189,800 BOE Technology Group Company,
Ltd. 714,154
826,000 CGN Power Company, Ltd.
b
276,965
58,900 China Construction Bank
Corporation, Class A 57,837
63,000 China Construction Bank
Corporation, Class H 40,761
1,400 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 1,631
416,000 China National Building Material
Company, Ltd. 160,966
1,200 China Tourism Group Duty Free
Corporation, Ltd.
b
10,567
80,300 China United Network
Communications, Ltd. 51,785
360,000 CMOC Group, Ltd. 337,756
499,000 CRRC Corporation, Ltd. 275,444
37,900 Foxconn Industrial Internet
Company, Ltd. 125,223
14,800 Fuyao Glass Industry Group
Company, Ltd., Class H
b
88,609
124,500 Great Wall Motor Company, Ltd.,
Class H 188,137
49,600 Gree Electric Appliances, Inc. of
Zhuhai 287,743
594,390 Greenland Holdings Corporation,
Ltd.
a
150,543
31,700 Guotai Junan Securities Company,
Ltd. 59,999
215,600 Huaxia Bank Company, Ltd. 199,534
196,000 Jiangxi Copper Company, Ltd.,
Class H 399,180
46,500 Livzon Pharmaceutical Group, Inc. 257,182
476,000 People's Insurance Company
(Group) of China, Ltd. 156,235
57,100 PetroChina Company, Ltd., Class A 80,555
232,000 PetroChina Company, Ltd., Class H 216,164
95,700 Poly Developments and Holdings
Group Company, Ltd. 117,415
3,600 Seazen Holdings Company, Ltd.
a
4,876
272,700 Shenwan Hongyuan Group
Company, Ltd. 176,466
9,700 Shenzhou International Group
Holdings, Ltd. 95,343
87,000 Tong Ren Tang Technologies
Company, Ltd. 59,761
10,000 Tsingtao Brewery Company, Ltd. 72,064
52,500 Wanda Film Holding Company,
Ltd.
a
106,066
71,000 WuXi AppTec Company, Ltd., Class
H
b
319,577

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
China (1.0%) - continued
63,400 ZTE Corporation $ 136,649
Total 7,593,241
Colombia (<0.1%)
1,198 Bancolombia SA 10,322
2,848 Bancolombia SA ADR 93,186
Total 103,508
Cyprus (<0.1%)
9,845 Ros Agro plc GDR
a,c
0
Total 0
Czech Republic (<0.1%)
4,120 Komercni Banka AS
a
151,801
39 Philip Morris CR 26,475
Total 178,276
Denmark (2.7%)
12,065 ALK-Abello AS
a
223,673
33,648 Carlsberg AS 4,526,089
1,639 ChemoMetec AS 69,357
2,098 DFDS AS 64,097
2,782 H Lundbeck AS 11,702
1,595 Jyske Bank AS 129,051
84,641 Novo Nordisk AS 10,854,558
21,430 Pandora AS 3,261,645
318 Per Aarsleff Holding AS 14,901
216 Ringkjoebing Landbobank AS 36,300
7,297 Scandinavian Tobacco Group AS
b
117,773
7,641 Sydbank AS 388,541
Total 19,697,687
Finland (0.3%)
3,330 Cargotec Oyj
a
262,637
78,522 Fortum Oyj 1,034,717
291 Huhtamaki Oyj 11,168
5,855 Kemira Oyj 127,497
18,069 Kojamo Oyj
a
199,605
1,393 Konecranes Oyj 73,210
4,889 Puuilo Oyj 53,267
13,093 Tokmanni Group Corporation 198,695
Total 1,960,796
France (6.7%)
18,521 Air Liquide SA 3,622,317
69,041 Compagnie de Saint-Gobain SA 5,459,951
43,783 Compagnie Generale des
Etablissements Michelin SCA 1,682,086
53,056 Danone SA 3,320,638
103,043 Dassault Systemes SE 4,044,642
47,126 Eiffage SA 5,028,278
65,323 Engie SA
a
1,134,049
7,883 Eutelsat Communications SACA
a
31,667
10,966 Ipsos SA 733,819
4,451 Kering SA 1,559,941
1,928 La Francaise des Jeux SAEM
b
72,656
60,700 Legrand SA 6,274,508
5,154 LVMH Moet Hennessy Louis Vuitton
SE 4,233,690
5,833 Publicis Groupe SA 643,654
1,399 Rubis SCA 48,414
13,209 Schneider Electric SE 3,011,832
Shares Common Stock (94.8%) Value
France (6.7%) - continued
82,089 Societe Generale SA $ 2,211,896
1,214 Sopra Steria Group 265,816
11,480 TotalEnergies SE 833,435
4,901 Valeo SE 62,113
1,600 Verallia SA
b
61,625
45,448 Vinci SA 5,325,426
2,117 Wendel SA 215,883
Total 49,878,336
Germany (5.3%)
3,439 Aixtron SE 79,908
30,963 Allianz SE 8,786,845
20,219 Bayerische Motoren Werke AG 2,202,850
14,614 Brenntag AG 1,166,249
3,375 CTS Eventim AG & Company
KGAA 298,447
2,259 Dermapharm Holding SE 75,817
13,748 Deutsche Boerse AG 2,650,508
55,754 Deutsche Post AG 2,334,420
11,192 Deutz AG
a
64,658
99 Elmos Semiconductor SE 8,203
2,185 Gerresheimer AG 235,318
16,330 Heidelberg Materials AG 1,643,382
939 Hugo Boss AG 50,598
75,880 Infineon Technologies AG 2,633,270
1,452 Jenoptik AG 38,928
5,247 LEG Immobilien AG
a
445,410
7,604 Merck KGaA 1,208,290
1,879 Muenchener Rueckversicherungs-
Gesellschaft AG 826,402
849 Nemetschek SE 75,026
5,636 SAF-Holland SE 108,575
36,419 SAP SE 6,576,082
17,390 Scout24 SE
b
1,277,430
30,437 Siemens AG 5,701,881
1,674 Siltronic AG 130,462
339 SMA Solar Technology AG
a
17,781
903 Stabilus SE 56,029
1,547 Stroeer SE & Company KGaA 99,203
1,414 SUESS MicroTec SE 69,985
12,502 TAG Immobilien AG
a
177,750
3,991 TeamViewer SE
a,b
52,652
756 VIB Vermoegen AG
a
8,891
Total 39,101,250
Greece (<0.1%)
16,567 Eurobank Ergasias Services and
Holdings SA
a
35,538
7,795 HELLENiQ ENERGY Holdings SA 69,879
778 Motor Oil (Hellas) Corinth Refineries
SA 22,550
Total 127,967
Hong Kong (1.4%)
51,600 Bank of East Asia, Ltd. 64,969
257,500 China Overseas Land &
Investment, Ltd. 473,510
79,500 CK Hutchison Holdings, Ltd. 386,114
41,000 CLP Holdings, Ltd. 322,508
46,960 CSPC Pharmaceutical Group, Ltd. 38,561
9,000 Hang Lung Group, Ltd. 10,680
41,000 Hang Lung Properties, Ltd. 45,252
51,000 Henderson Land Development
Company, Ltd. 153,756

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Hong Kong (1.4%) - continued
228,500 Hong Kong Exchanges & Clearing,
Ltd. $ 7,260,457
3,500 Swire Pacific, Ltd. 29,641
42,000 Techtronic Industries Company,
Ltd. 580,410
276,000 United Laboratories International
Holdings, Ltd. 325,652
3,100 VTech Holdings, Ltd. 17,919
166,000 Weichai Power Company, Ltd.,
Class H 339,198
14,000 Yuexiu Property Company, Ltd. 8,355
Total 10,056,982
Hungary (0.1%)
31,861 MOL Hungarian Oil & Gas plc 261,471
5,148 OTP Bank Nyrt 255,164
190 Richter Gedeon Nyrt 4,838
Total 521,473
India (1.8%)
866 Apar Industries, Ltd. 81,567
2,777 Avenue Supermarts, Ltd.
a,b
153,235
18,829 Axis Bank, Ltd. 262,817
7,977 Bajaj Auto, Ltd. 851,607
5,433 Bajaj Finserv, Ltd. 104,952
13,168 Bharat Petroleum Corporation, Ltd. 95,818
24,248 Birlasoft, Ltd. 188,139
1,024 Ceat, Ltd. 31,476
7,888 Chambal Fertilisers and Chemicals,
Ltd. 40,034
36,716 Cipla, Ltd. 614,637
75,042 Coal India, Ltd. 407,999
860 CRISIL, Ltd. 44,861
3,930 Cummins India, Ltd. 153,875
1,676 Dixon Technologies India, Ltd. 167,268
1,225 Godrej Consumer Products, Ltd. 17,878
5,924 Gujarat State Petronet, Ltd. 20,903
29,815 HCL Technologies, Ltd. 486,432
14,143 HDFC Asset Management
Company, Ltd.
b
659,332
15,287 Hero MotoCorp, Ltd. 829,657
11,522 Hindalco Industries, Ltd. 88,613
31,579 ICICI Bank, Ltd. ADR 869,370
182,880 Indian Oil Corporation, Ltd. 369,305
662 Info Edge India, Ltd. 47,878
3,810 Infosys, Ltd. ADR 63,665
34,399 Jindal Saw, Ltd. 227,606
16,886 JK Tyre & Industries, Ltd. 85,082
774 KEI Industries, Ltd. 37,046
21,956 Kotak Mahindra Bank, Ltd. 426,724
9,533 KPIT Technologies, Ltd. 169,952
13,779 Larsen & Toubro, Ltd. 592,303
1,648 LTIMindtree, Ltd.
b
92,561
21,481 Manappuram Finance, Ltd. 51,287
1,298 Maruti Suzuki India, Ltd. 199,138
96 MRF, Ltd. 152,810
9,528 NCC, Ltd./India 27,562
2,330 Nestle India, Ltd. 69,941
7,167 Nippon Life India Asset
Management, Ltd.
b
50,466
209,414 Oil & Natural Gas Corporation, Ltd. 706,931
4,238 PB Fintech, Ltd.
a
64,187
5,067 Persistent Systems, Ltd. 203,835
464 Phoenix Mills, Ltd. 17,500
Shares Common Stock (94.8%) Value
India (1.8%) - continued
669 PI Industries, Ltd. $ 29,239
5,019 Pidilite Industries, Ltd. 183,064
23,893 Power Finance Corporation, Ltd. 125,946
30,857 REC, Ltd. 186,922
13,751 Reliance Industries, Ltd. 482,719
95,834 State Bank of India 946,644
1,043 Tata Communications, Ltd. 21,587
23,175 Tata Consultancy Services, Ltd. 1,057,710
20,147 Tata Motors, Ltd. 242,954
2,666 UltraTech Cement, Ltd. 317,959
18,765 Union Bank of India, Ltd. 34,589
6,523 United Spirits, Ltd. 91,763
22,750 Welspun Living, Ltd. 40,768
Total 13,588,113
Indonesia (0.2%)
1,421,300 Bank Central Asia Tbk PT 854,606
894,400 Bank Mandiri Persero Tbk PT 378,043
1,885,400 Bank Rakyat Indonesia Persero
Tbk PT 570,717
Total 1,803,366
Ireland (0.1%)
11,021 Cairn Homes plc 18,564
5,634 CRH plc 436,301
Total 454,865
Israel (0.7%)
3,134 Azrieli Group, Ltd. 201,643
38,942 Bank Hapoalim BM 350,806
82,896 Bank Leumi Le-Israel BM 645,935
769 Camtek, Ltd./Israel 62,577
14,013 Check Point Software Technologies,
Ltd.
a
2,093,823
876 First International Bank of Israel,
Ltd. 34,771
681 Hilan, Ltd. 38,233
1,259 Israel Corporation, Ltd. 300,030
181 Isras Holdings, Ltd.
a
14,121
3,222 Magic Software Enterprises, Ltd. 38,182
7,954 Mivne Real Estate (KD), Ltd. 19,119
950 NICE, Ltd.
a
212,430
1,757 Nova, Ltd.
a
297,338
185,379 Oil Refineries, Ltd. 53,710
4,494 One Software Technologies, Ltd. 62,262
36,987 Plus500, Ltd. 1,000,486
2,280 Radware, Ltd.
a
37,688
Total 5,463,154
Italy (3.3%)
7,580 A2A SPA 14,949
22,978 ACEA SPA 398,587
44,434 Anima Holding SPA
b
208,189
12,051 Arnoldo Mondadori Editore SPA 28,872
41,921 Azimut Holding SPA 1,104,723
9,030 Banca IFIS SPA 201,178
182,231 Banca Mediolanum SPA 1,972,029
22,230 Banca Popolare di Sondrio SPA 185,727
7,499 BPER Banca SPA 38,944
2,053 Brunello Cucinelli SPA 209,534
15,146 Buzzi SPA 545,716
953 Credito Emiliano SPA 10,067
1,616 El.En. SPA 20,311

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Italy (3.3%) - continued
693,009 Enel SPA $ 4,554,766
131,855 Eni SPA 2,117,818
944,678 Intesa Sanpaolo SPA 3,535,939
12,246 Iren SPA 24,617
449,549 Italgas SPA 2,491,922
1,800 Moncler SPA 122,548
63,326 OVS SPA
b
165,441
114,378 Recordati SPA 6,086,448
357 Reply SPA 46,610
4,640 Technogym SPA
b
43,758
Total 24,128,693
Japan (18.5%)
18 Activia Properties, Inc. 44,675
51,900 Advantest Corporation 1,624,505
4,700 Ain Holdings, Inc. 177,878
500 Aisin Corporation 19,018
1,800 Amvis Holdings, Inc. 24,557
10,100 Aozora Bank, Ltd. 156,923
16,000 Arcs Company, Ltd. 314,029
8,700 Artience Company, Ltd. 161,233
168,100 Astellas Pharma, Inc. 1,613,407
2,700 BML, Inc. 49,871
200 C. Uyemura & Company, Ltd. 13,091
124,500 Canon, Inc. 3,369,629
43,600 Capcom Company, Ltd. 717,762
8,800 Central Glass Company, Ltd. 156,273
2,200 Chiba Bank, Ltd. 18,584
4,400 Chudenko Corporation 88,781
10,200 Chugin Financial Group, Inc. 85,896
5,700 Chugoku Electric Power Company,
Inc. 39,132
3,500 Chugoku Marine Paints, Ltd. 45,806
3,100 COMSYS Holdings Corporation 72,563
16 CRE Logistics REIT, Inc. 15,314
6,800 Dai Nippon Printing Company, Ltd. 198,058
19,000 Daiichi Sankyo Company, Ltd. 639,497
8,300 Daikin Industries, Ltd. 1,132,878
2,100 Daio Paper Corporation 15,035
1,600 Daito Trust Construction Company,
Ltd. 171,511
20,900 Daiwa House Industry Company,
Ltd. 588,103
79 Daiwa House REIT Investment
Corporation 132,702
125,600 Daiwa Securities Group, Inc. 923,042
5,900 Denso Corporation 100,554
5,800 DISCO Corporation 1,652,105
16,700 Doutor Nichires Holdings
Company, Ltd. 223,638
7,700 DTS Corporation 210,062
4,500 Elan Corporation 25,833
628,200 Eneos Holdings, Inc. 2,902,419
1,300 Fast Retailing Company, Ltd. 339,910
2,600 Ferrotec Holdings Corporation 49,365
6,700 Fuji Media Holdings, Inc. 79,632
4,800 Fuji Soft, Inc. 187,842
120,600 FUJIFILM Holdings NPV 2,565,462
900 Fukuda Denshi Company, Ltd. 37,319
2,800 Fukuyama Transporting Company,
Ltd. 67,656
4,800 Future Corporation 48,424
6,200 Glory, Ltd. 111,713
900 Godo Steel, Ltd. 30,173
12,300 Gree, Inc. 36,316
Shares Common Stock (94.8%) Value
Japan (18.5%) - continued
4,000 Hanwa Company, Ltd. $ 153,906
17,300 Haseko Corporation 209,006
32,700 Heiwa Corporation 409,633
19,000 Hino Motors, Ltd.
a
55,464
11,200 HIS Company, Ltd.
a
124,447
20,400 Hitachi, Ltd. 1,882,118
259,300 Honda Motor Company, Ltd. 2,950,207
26,700 Hoya Corporation 3,095,593
10,100 Hyakugo Bank, Ltd. 41,537
4,300 Iida Group Holdings Company, Ltd. 54,893
49,700 Inaba Denki Sangyo Company, Ltd. 1,159,529
189 Industrial & Infrastructure Fund
Investment Corporation 156,281
35,900 INFRONEER Holdings, Inc. 317,919
700 Internet Initiative Japan, Inc. 11,843
10,000 ITOCHU Corporation 451,148
400 Itochu-Shokuhin Company, Ltd. 18,917
3,500 JAC Recruitment Company, Ltd. 16,865
3,900 JAFCO Group Company, Ltd. 44,014
2,700 Japan Elevator Service Holdings
Company, Ltd. 41,960
121 Japan Metropolitan Fund
Investment Corporation 73,051
2,500 Japan Post Insurance Company,
Ltd. 46,935
2,700 Japan Tobacco, Inc. 72,634
3,700 JEOL, Ltd. 146,592
11,200 JFE Holdings, Inc. 167,168
9,300 JGC Corporation 89,644
1,800 J-Oil Mills, Inc. 22,565
2,600 Juroku Financial Group, Inc. 78,091
30,600 Kajima Corporation 586,207
8,900 Kakaku.com, Inc. 102,373
11,600 Kamigumi Company, Ltd. 250,509
600 Kansai Paint Company, Ltd. 7,811
1,500 Kasumigaseki Capital Company,
Ltd. 139,403
144,600 KDDI Corporation 4,012,476
65 KDX Realty Investment Corporation 64,112
700 KeePer Technical Laboratory
Company, Ltd. 19,905
15,300 Keiyo Bank, Ltd. 75,224
4,900 Keyence Corporation 2,154,872
4,400 Kokuyo Company, Ltd. 75,170
3,100 KOMEDA Holdings Company, Ltd. 50,883
12,600 Kubota Corporation 202,101
4,400 Kumagai Gumi Company, Ltd. 115,998
900 Kuraray Company, Ltd. 9,971
600 Kurita Water Industries, Ltd. 23,762
800 KYB Corporation 27,311
126,700 Kyocera Corporation 1,544,301
50,400 Kyoei Steel, Ltd. 717,509
4,200 Kyoritsu Maintenance Company,
Ltd. 89,568
2,300 Kyushu Financial Group, Inc. 15,389
1,000 Lasertec Corporation 215,705
9,500 Link and Motivation, Inc. 30,102
2,300 M&A Research Institute Holdings,
Inc.
a
72,685
600 Makita Corporation 17,370
9,700 Mandom Corporation 80,029
100 Maruwa Company, Ltd./Aichi 21,073
9,400 Mazda Motor Corporation 106,403
1,100 McDonald's Holdings Company
(Japan), Ltd. 48,388

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Japan (18.5%) - continued
6,300 Mebuki Financial Group, Inc. $ 22,287
25,600 Medipal Holdings Corporation 401,486
3,400 MegaChips Corporation 78,828
21,100 MEITEC Group Holdings, Inc. 393,515
6,500 Menicon Company, Ltd. 62,716
400 Micronics Japan Company, Ltd. 16,477
114,600 Mitsubishi Chemical Group
Corporation 668,561
153,300 Mitsubishi Corporation 3,505,907
25,500 Mitsubishi Estate Company, Ltd. 467,280
10 Mitsubishi Estate Logistics REIT
Investment Corporation 25,632
66,400 Mitsubishi HC Capital, Inc. 430,010
1,400 Mitsubishi Logistics Corporation 46,447
1,200 Mitsubishi Materials Corporation 23,451
6,900 Mitsubishi Shokuhin Company, Ltd. 244,663
392,100 Mitsubishi UFJ Financial Group,
Inc. 3,905,848
23,200 Mitsui & Company, Ltd. 1,119,996
6,400 Mixi, Inc. 97,676
177,700 Mizuho Financial Group, Inc. 3,434,783
2,400 MOS Food Services, Inc. 53,083
97,200 MS and AD Insurance Group
Holdings, Inc. 1,747,563
70,400 Murata Manufacturing Company,
Ltd. 1,286,361
2,900 Nanto Bank, Ltd. 55,737
6,800 NEC Corporation 492,334
8,900 NEC Networks & System Integration
Corporation 147,847
12,400 Net One Systems Company, Ltd. 207,840
1,800 Nextage Company, Ltd. 31,602
1,600 Nifco, Inc./Japan 38,677
5,500 Nikkon Holdings Company, Ltd. 107,955
19,900 Nikon Corporation 205,753
47,400 Nintendo Company, Ltd. 2,311,651
9,000 Nippon Electric Glass Company,
Ltd. 222,697
1,000 Nippon Express Holdings, Inc. 51,158
54 Nippon REIT Investment
Corporation 121,961
15,700 Nippon Steel Corporation 351,977
3,465,900 Nippon Telegraph and Telephone
Corporation 3,742,002
3,600 Nippon Television Holdings, Inc. 52,551
7,600 Nipro Corporation 61,491
10,900 Nishimatsu Construction Company,
Ltd. 315,172
3,900 Nisshin Oillio Group, Ltd. 125,286
23,600 Nitto Kogyo Corporation 633,024
7,100 NOK Corporation 102,751
146,900 Nomura Holdings, Inc. 835,859
12,000 Nomura Research Institute, Ltd. 290,375
1,700 Noritsu Koki Company, Ltd. 33,355
19,800 NSD Company, Ltd. 387,010
40,100 NTN Corporation 79,579
57,200 NTT Data Group Corporation 894,483
4,800 Obayashi Corporation 53,572
2,100 OBIC Business Consultants
Company, Ltd. 85,811
1,300 Ogaki Kyoritsu Bank, Ltd. 18,620
4,100 Ohsho Food Service Corporation 203,196
6,200 Okamura Corporation 93,894
900 Okinawa Cellular Telephone
Company 19,338
Shares Common Stock (94.8%) Value
Japan (18.5%) - continued
8,900 Okinawa Electric Power Company,
Inc. $ 66,397
3,200 Okumura Corporation 100,115
47,800 Ono Pharmaceutical Company, Ltd. 688,481
52,800 Oriental Land Company, Ltd. 1,456,844
109,200 ORIX Corporation 2,234,824
21,500 Otsuka Corporation 427,595
13,200 Otsuka Holdings Company, Ltd. 564,391
27,700 Panasonic Holdings Corporation 241,778
41,000 Persol Holdings Company, Ltd. 56,716
19,100 Pigeon Corporation 174,097
5,700 Plus Alpha Consulting Company,
Ltd. 72,505
5,000 Raito Kogyo Company, Ltd. 64,969
1,400 RAIZNEXT Corporation 17,997
5,800 Rakus Company, Ltd. 58,627
54,316 Recruit Holdings Company, Ltd. 2,339,247
118,200 Renesas Electronics Corporation 1,919,066
13,800 Resona Holdings, Inc. 87,268
7,100 Resorttrust, Inc. 117,508
800 Restar Corporation 15,138
1,800 Retail Partners Company, Ltd. 19,254
27,600 Rohm Company, Ltd. 396,746
100 Rorze Corporation 17,338
20,100 Sankyo Company, Ltd. 218,326
9,600 Sankyu, Inc. 332,828
10,000 Santen Pharmaceutical Company,
Ltd. 96,591
7,200 Sanyo Chemical Industries, Ltd. 188,281
2,200 Sato Holdings Corporation 30,485
1,500 SBI Holdings, Inc. 36,522
13,400 SCREEN Holdings Company, Ltd. 1,382,574
39,300 Secom Company, Ltd. 2,729,876
4,600 Sega Sammy Holdings, Inc. 60,209
19,300 Seino Holdings Company, Ltd. 258,565
42,200 Sekisui Chemical Company, Ltd. 613,928
86,400 Sekisui House, Ltd. 1,985,503
198,100 Seven & I Holdings Company, Ltd. 2,559,690
11,000 SG Holdings Company, Ltd. 128,756
600 SHIFT, Inc.
a
55,192
75,000 Shin-Etsu Chemical Company, Ltd. 2,903,171
7,500 ShinMaywa Industries, Ltd. 57,182
8,000 Ship Healthcare Holdings, Inc. 119,023
6,100 Siix Corporation 62,887
34,100 SKY Perfect JSAT Holdings, Inc. 200,668
2,600 SMC Corporation 1,365,953
1,500 Socionext, Inc. 43,853
18,300 SoftBank Group Corporation 900,005
22,000 Sohgo Security Services Company,
Ltd. 122,358
10,000 Sojitz Corporation 257,469
92,100 Sompo Holdings, Inc. 1,822,671
31,400 Sony Group Corporation 2,595,253
228 Star Asia Investment Corporation 88,948
3,000 Starts Corporation, Inc. 67,677
500 Strike Company, Ltd. 13,980
6,200 Sumco Corporation 92,463
8,500 Sumitomo Corporation 223,526
29,300 Sumitomo Dainippon Pharma
Company, Ltd.
a
73,945
21,200 Sumitomo Mitsui Financial Group,
Inc. 1,204,241
59,800 Sumitomo Mitsui Trust Holdings,
Inc. 1,257,285

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Japan (18.5%) - continued
4,100 Sumitomo Realty & Development
Company, Ltd. $ 141,876
400 Sumitomo Riko Company, Ltd. 3,330
2,000 Sumitomo Rubber Industries, Ltd. 24,276
500 Suzuken Company, Ltd./Aichi
Japan 14,767
76,500 Systena Corporation 127,467
7,700 Taiheiyo Cement Corporation 176,118
3,800 Taikisha, Ltd. 112,080
19,000 Taiyo Holdings Company, Ltd. 387,189
6,300 Takamatsu Construction Group
Company, Ltd. 106,083
4,900 Takara Standard Company, Ltd. 59,776
169,000 Takeda Pharmaceutical Company,
Ltd. 4,441,670
1,200 TechnoPro Holdings, Inc. 20,440
31,800 Terumo Corporation 539,459
2,400 THK Company, Ltd. 52,366
25,900 TIS, Inc. 553,135
43,200 Toagosei Company, Ltd. 434,564
8,800 Toho Holdings Company, Ltd. 210,824
34,700 Tohoku Electric Power Company,
Inc. 267,886
3,000 Tokai Corporation/Gifu 39,917
24,700 Tokio Marine Holdings, Inc. 780,678
12,700 Tokyo Electron, Ltd. 2,785,693
2,100 Tokyo Seimitsu Company, Ltd. 136,653
5,400 Tokyotokeiba Company, Ltd. 148,848
22,200 Tokyu Fudosan Holdings
Corporation 162,643
117,500 TOPPAN Holdings, Inc. 2,787,565
800 Torii Pharmaceutical Company, Ltd. 19,967
6,800 Totetsu Kogyo Company, Ltd. 135,844
1,800 Towa Pharmaceutical Company,
Ltd. 32,401
3,200 Toyo Suisan Kaisha, Ltd. 200,110
308,900 Toyota Motor Corporation 7,045,575
7,400 Transcosmos, Inc. 159,967
3,700 TRE Holdings Corporation 29,780
20,600 Tsubakimoto Chain Company 709,217
200 Tsuruha Holdings, Inc. 12,625
75,900 TV Asahi Holdings Corporation 995,437
14,400 UBE Corporation 263,256
300 ULVAC, Inc. 17,939
2,500 U-Next Holdings Company, Ltd. 69,862
1,900 UT Group Company, Ltd. 39,843
4,200 Valor Holdings Company, Ltd. 64,346
7,000 ValueCommerce Company, Ltd. 47,913
1,600 WDB Holdings Company, Ltd. 22,910
17,000 Yakult Honsha Company, Ltd. 332,516
193,100 Yamada Holdings Company, Ltd. 552,766
11,200 Yuasa Trading Company, Ltd. 409,279
1,100 Zeria Pharmaceutical Company,
Ltd. 14,588
75,700 ZOZO, Inc. 1,630,463
Total 137,062,566
Jersey (0.6%)
43,440 Experian plc 1,752,102
185,434 Glencore plc 1,078,957
396,603 Man Group plc 1,271,865
95,087 TP ICAP Group plc 246,145
Total 4,349,069
Shares Common Stock (94.8%) Value
Kuwait (0.1%)
13,078 HumanSoft Holding Company
KSCC $ 122,975
29,093 Kuwait Finance House KSCP 67,868
40,798 Mobile Telecommunications
Company KSCP 64,477
84,669 National Bank of Kuwait KSC 237,287
18,191 National Industries Group Holding 12,639
Total 505,246
Luxembourg (0.2%)
25,525 ArcelorMittal SA 637,688
22,349 Aroundtown SA
a
46,331
53,514 B&M European Value Retail SA 345,356
9,030 Grand City Properties SA
a
100,845
3,442 Tenaris SA ADR 113,551
Total 1,243,771
Malaysia (<0.1%)
42,200 Hong Leong Bank Bhd 170,422
16,900 IOI Corporation Bhd 14,386
4,500 Petronas Dagangan Bhd 20,461
53,107 Sports Toto Bhd 15,690
12,800 Ta Ann Holdings Bhd 11,345
60,700 YTL Corporation Bhd 39,245
Total 271,549
Mexico (0.2%)
1,365 America Movil SAB de CV ADR 26,017
18,189 Cemex SAB de CV ADR
a
143,875
3,665 Coca-Cola FEMSA SAB de CV ADR 363,385
664 Fomento Economico Mexicano SAB
de CV ADR 78,126
13,730 Grupo Financiero Banorte SAB de
CV ADR 136,188
38,500 Grupo Mexico SAB de CV 237,912
55,100 Megacable Holdings SAB de CV 160,822
16,100 Wal-Mart de Mexico SAB de CV 60,008
Total 1,206,333
Netherlands (4.9%)
3,353 ASM International NV 2,109,170
17,549 ASML Holding NV 15,285,421
7,192 Cementir Holding NV 76,152
3,716 Euronext NV
b
334,629
2,149 IMCD NV
a
324,230
220,363 Koninklijke Ahold Delhaize NV 6,688,948
16,410 Koninklijke Vopak NV 651,667
236,101 MFE-MediaForEurope NV 693,176
3,882 NEPI Rockcastle NV 26,194
23,169 QIAGEN NV 967,346
265,670 Stellantis NV 5,878,355
20,013 Wolters Kluwer NV 2,996,079
Total 36,031,367
New Zealand (<0.1%)
59,251 Contact Energy, Ltd. 302,702
Total 302,702
Norway (0.8%)
50,058 Aker Solutions ASA 188,684
152,208 DNB Bank ASA 2,652,858
56,763 Equinor ASA 1,510,371

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Norway (0.8%) - continued
28,222 Europris ASA
a,b
$ 177,621
4,218 Hoegh Autoliners ASA 44,273
3,032 Norsk Hydro ASA 18,633
600 Veidekke ASA 6,276
966 Wallenius Wilhelmsen ASA 9,730
58,237 Yara International ASA 1,660,054
Total 6,268,500
Poland (0.2%)
7,967 Asseco Poland SA 156,576
4,750 Bank Polska Kasa Opieki SA 196,651
381 Budimex SA 64,451
1,132 KGHM Polska Miedz SA 38,918
602 Orlen SA 9,815
20,455 Powszechna Kasa Oszczednosci
Bank Polski SA 303,698
29,191 Powszechny Zaklad Ubezpieczen
SA 367,395
Total 1,137,504
Portugal (0.3%)
50,489 CTT-Correios de Portugal SA 237,619
84,170 Galp Energia SGPS SA 1,808,071
56,496 REN - Redes Energeticas
Nacionais SGPS SA 136,411
1,223 Semapa-Sociedade de
Investimento e Gestao, SGPS SA 20,742
Total 2,202,843
Qatar (<0.1%)
132,993 Commercial Bank PSQC 151,694
23,274 Doha Bank QPSC 9,555
9,983 Gulf Warehousing Company 9,064
32,534 Masraf Al Rayan QSC 22,446
11,159 Qatar National Bank QPSC 42,485
Total 235,244
Russian Federation (<0.1%)
89,225 Gazprom PJSC ADR
a,c
9
7,840 GMK Norilskiy Nickel PAO ADR
a,c
1
3,228 LUKOIL PJSC
c,d
0
3,189 Mechel PJSC
a,c
0
234 Novatek PJSC GDR
a,c
0
361 Polyus PJSC
a,c
0
1 Polyus PJSC GDR
a,c
0
174,130 Sberbank of Russia PJSC
c,d
0
9,280 Sovcomflot OAO
c,d
0
404,300 Surgutneftegas PJSC
c,d
0
35,587 Surgutneftegas PJSC ADR
a,c
4
Total 14
Saudi Arabia (0.3%)
35,307 Al Rajhi Bank 750,954
25,059 Arab National Bank 205,969
349 Astra Industrial Group 16,157
2,659 Dr. Sulaiman Al Habib Medical
Services Group Company 219,867
1,818 Eastern Province Cement Company 16,190
37,133 Jarir Marketing Company 133,847
1,386 SABIC Agri-Nutrients Company 42,710
18,306 Saudi Arabian Oil Company
b
146,681
1,034 Saudi Aramco Base Oil Company 41,656
504 Saudi Basic Industries Corporation 11,355
Shares Common Stock (94.8%) Value
Saudi Arabia (0.3%) - continued
34,330 Saudi National Bank $ 343,659
18,646 Saudi Telecom Company 187,099
Total 2,116,144
Singapore (1.1%)
732,500 ComfortDelGro Corporation, Ltd. 796,754
238,460 DBS Group Holdings, Ltd. 6,070,574
5,139 Kenon Holdings, Ltd. 115,781
52,700 Singapore Exchange, Ltd. 359,494
32,800 United Overseas Bank, Ltd. 727,858
290,100 Yangzijiang Shipbuilding Holdings,
Ltd. 372,376
156,800 Yanlord Land Group, Ltd.
a
51,452
Total 8,494,289
South Africa (0.2%)
8,562 Absa Group, Ltd. 66,171
29,706 AECI, Ltd. 147,933
13,958 Aspen Pharmacare Holdings, Ltd. 166,321
3,048 Barloworld, Ltd. 13,976
4,336 Coronation Fund Managers, Ltd. 7,029
30,373 DataTec, Ltd. 58,727
3,508 Exxaro Resources, Ltd. 33,610
19,747 FirstRand, Ltd. 68,169
2,879 Gold Fields, Ltd. ADR 46,553
10,841 Harmony Gold Mining Company,
Ltd. ADR 92,907
6,701 Kumba Iron Ore, Ltd. 165,029
1,179 Naspers, Ltd. 225,973
11,436 Sasol, Ltd. 80,342
22,356 Standard Bank Group 209,940
4,762 Super Group, Ltd. 7,074
Total 1,389,754
South Korea (0.8%)
1,114 Caregen Company, Ltd. 17,543
231 Celltrion, Inc. 31,366
1,313 CJ Corporation 120,406
3,063 Green Cross Holdings Corporation 35,432
9,968 GS Holdings Corporation 322,283
626 Hanmi Pharm Company, Ltd. 142,605
8,511 Hanon Systems 34,085
2,095 HD Hyundai Company, Ltd. 101,425
1,153 Hyundai Motor Company 207,397
227 Korea Zinc Company, Ltd. 75,617
6,443 KT Corporation 161,088
4,303 KT&G Corporation 277,267
167 LG Chem, Ltd. 47,987
5,593 LG Uplus Corporation 39,724
2,689 Lotte Shopping Company, Ltd. 134,826
1,732 NAVER Corporation 228,450
11,529 NH Investment & Securities
Company, Ltd. 103,629
972 PharmaResearch Company, Ltd. 89,032
1,063 POSCO Holdings, Inc. 306,868
332 Samsung Biologics Company,
Ltd.
a,b
186,603
2,952 Samsung C&T Corporation 318,324
41,105 Samsung Electronics Company,
Ltd. 2,284,889
5,215 SD Biosensor, Inc. 39,580
343 SK Biopharmaceuticals Company,
Ltd.
a
21,578
3,275 SK Hynix, Inc. 404,154

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
South Korea (0.8%) - continued
930 SK, Inc. $ 110,821
5,038 Yuhan Corporation 262,064
Total 6,105,043
Spain (3.1%)
101,589 Acerinox SA 1,094,483
1,710 Aena SME SA
b
311,630
39,329 Amadeus IT Holding SA 2,496,371
643,983 Banco Bilbao Vizcaya Argentaria
SA 6,964,024
1,201,728 Banco Santander SA 5,847,175
54,299 Compania de Distribucion Integral
Logista Holdings SA 1,476,904
15,161 Industria de Diseno Textil SA 690,296
7,971 Laboratorios Farmaceuticos ROVI
SA 715,350
4,443 Let's GOWEX SA
a,c,e
0
10,779 Melia Hotels International SA
a
83,821
28,618 Merlin Properties Socimi SA 321,929
58,760 Redeia Corporacion SA 980,918
141,970 Repsol SA 2,228,375
1,084 Vidrala SA 113,987
Total 23,325,263
Sweden (2.3%)
41,419 AB Industrivarden, Class A 1,333,838
8,695 AB Industrivarden, Class C 279,543
16,457 AcadeMedia AB
b
75,562
10,095 AddLife AB 92,870
10,578 Addtech AB 219,914
9,158 Alfa Laval AB 389,900
37,826 Arjo AB 158,756
180,712 Assa Abloy AB 4,774,667
1,792 Atrium Ljungberg AB 31,774
21,547 Attendo AB
b
81,727
17,723 Betsson AB 195,899
6,947 BioGaia AB 73,976
9,782 Biotage AB 147,598
1,438 Bufab AB 43,742
2,126 Catena AB 93,044
4,497 Cibus Nordic Real Estate AB publ 58,569
136,983 Corem Property Group AB 101,770
10,571 Dios Fastigheter AB 80,766
129,124 Granges AB 1,524,747
4,668 Hemnet Group AB 121,315
30,290 Hexatronic Group AB 92,343
86,001 Hexpol AB 973,113
60,615 Investor AB, Class B 1,484,629
14,499 Inwido AB 178,575
5,443 Lifco AB 131,876
9,944 Lindab International AB 199,758
17,913 NCC AB 217,864
16,158 Nyfosa AB 139,780
7,680 Pandox AB 118,767
4,540 Platzer Fastigheter Holding AB 36,700
315 RVRC Holding AB 1,782
15,022 SKF AB 308,823
180,746 SSAB AB, Class A 1,014,912
8,316 Svolder AB 46,277
54,657 Trelleborg AB 1,926,246
454 Troax Group AB 9,134
828 Vitrolife AB 12,367
Shares Common Stock (94.8%) Value
Sweden (2.3%) - continued
13,091 Wihlborgs Fastigheter AB $ 109,646
Total 16,882,569
Switzerland (7.5%)
175,835 ABB, Ltd. 8,543,548
440 Burckhardt Compression Holding
AG 280,247
102 Comet Holding AG 32,186
527 DKSH Holding AG 34,344
1,236 Flughafen Zurich AG 247,448
1,241 Galenica AG
b
94,959
707 Givaudan SA 3,023,677
92,031 Holcim AG 7,703,711
102 Lindt & Spruengli AG 1,174,934
290 Lonza Group AG 160,078
45,822 Nestle SA 4,600,538
161,816 Novartis AG 15,705,466
586 Partners Group Holding AG 753,928
14,029 PSP Swiss Property AG 1,734,284
6,374 Roche Holding AG, Participation
Certificates 1,527,301
1,099 Siegfried Holding AG 1,050,186
15,077 Sonova Holding AG 4,167,769
1,931 Swiss Prime Site AG 178,295
873 Tecan Group AG 307,983
21,511 UBS Group AG 564,949
7,192 Zurich Insurance Group AG 3,481,262
Total 55,367,093
Taiwan (1.7%)
11,222 ASE Technology Holding Company,
Ltd. ADR 112,669
67,000 Asia Cement Corporation 89,861
7,000 Asustek Computer, Inc. 91,789
127,000 Capital Securities Corporation 96,757
104,000 Cathay Financial Holding
Company, Ltd. 160,821
63,000 Chang Hwa Commercial Bank, Ltd. 35,228
188,000 Cheng Shin Rubber Industry
Company, Ltd. 271,421
8,000 Chicony Electronics Company, Ltd. 49,525
3,000 Chicony Power Technology
Company, Ltd.
a
15,940
8,000 China Steel Chemical Corporation 27,685
87,000 Chipbond Technology Corporation 202,436
892 Chunghwa Telecom Company, Ltd.
ADR 33,637
152,000 Compal Electronics, Inc. 165,795
24,000 Delta Electronics, Inc. 235,039
5,000 Dynapack International Technology
Corporation 14,897
53,000 Far Eastern New Century
Corporation 52,870
67,000 Feng Hsin Steel Company, Ltd. 144,856
2,000 Fusheng Precision Company, Ltd. 17,161
111,000 Hon Hai Precision Industry
Company, Ltd. 528,399
257,000 Inventec Corporation 412,284
66,000 Lite-On Technology Corporation 199,768
19,000 MediaTek, Inc. 572,872
2,000 Micro-Star International Company,
Ltd. 9,731
168,000 Nan Ya Plastics Corporation 291,716

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (94.8%) Value
Taiwan (1.7%) - continued
4,000 Novatek Microelectronics
Corporation $ 75,581
182,000 Pegatron Corporation 542,801
146,000 Pou Chen Corporation 161,603
6,000 Powertech Technology, Inc. 31,952
6,000 President Chain Store Corporation 50,458
28,000 Quanta Computer, Inc. 219,751
10,000 Radiant Opto-Electronics
Corporation 60,969
9,000 Realtek Semiconductor Corporation 141,976
5,000 Sigurd Microelectronics
Corporation 11,305
19,000 Sino-American Silicon Products,
Inc. 113,122
22,000 Supreme Electronics Company,
Ltd. 59,281
75,000 Synnex Technology International
Corporation 183,319
16,000 Systex Corporation 61,174
212,244 Taichung Commercial Bank
Company, Ltd. 115,233
115,400 Taiwan Cooperative Financial
Holding Company, Ltd. 92,739
6,000 Taiwan Fertilizer Company, Ltd. 12,022
4,000 Taiwan Secom Company, Ltd. 15,768
229,620 Taiwan Semiconductor
Manufacturing Company, Ltd. 5,497,968
34,762 Topco Scientific Company, Ltd. 265,708
6,000 Transcend Information, Inc. 17,225
4,000 TTY Biopharm Company, Ltd. 9,471
196,000 Uni-President Enterprises
Corporation 459,739
20,000 USI Corporation 9,720
4,000 Wah Lee Industrial Corporation 15,402
22,000 WPG Holdings, Ltd. 59,418
690,599 Yuanta Financial Holding Company,
Ltd. 647,807
Total 12,764,669
Thailand (<0.1%)
100,500 Central Pattana pcl NVDR 171,390
Total 171,390
Turkey (0.1%)
55,606 Haci Omer Sabanci Holding AS
a
158,734
45,270 KOC Holding AS 316,046
24,271 Turk Hava Yollari Anonim Ortakligi
a
244,312
Total 719,092
United Arab Emirates (0.2%)
35,490 Abu Dhabi Commercial Bank PJSC 80,587
1,599 Abu Dhabi Islamic Bank PJSC 4,858
184,592 Deyaar Development PJSC 37,694
252,506 Dubai Islamic Bank PJSC 382,241
235,016 Emaar Properties PJSC
a
525,329
96,596 Emirates NBD Bank PJSC 447,094
Total 1,477,803
United Kingdom (11.4%)
68,974 AstraZeneca plc 10,432,221
696,676 Auto Trader Group plc
b
6,039,805
50,564 Balfour Beatty plc 229,306
5,008 Bellway plc 157,380
Shares Common Stock (94.8%) Value
United Kingdom (11.4%) - continued
17,311 Berkeley Group Holdings plc $ 1,016,597
12,569 Big Yellow Group plc 169,082
818 Bodycote plc 7,036
28,520 Breedon Group plc 128,149
13,872 Britvic plc 152,976
15,766 Bunzl plc 604,590
8,672 Burberry Group plc 124,084
3,771 Bytes Technology Group plc 22,936
4,534 Central Asia Metals plc 11,815
337 Clarkson plc 16,360
40,956 Coca-Cola European Partners plc 2,949,651
280,209 Compass Group plc 7,793,638
3,656 Computacenter plc 117,213
57,568 Domino's Pizza Group plc 233,373
52,744 Evraz plc
a,c
7
27,974 FirstGroup plc 56,670
11,970 Future plc 98,817
275 Games Workshop Group plc 33,988
3,002 Genus plc 67,512
36,437 Grainger plc 116,784
6,732 Greggs plc 227,824
87,316 Halma plc 2,393,050
59,990 Harbour Energy plc 214,373
221 Hikma Pharmaceuticals plc 5,306
3,538 Hill & Smith plc 83,045
27,376 Howden Joinery Group plc 297,979
978,179 HSBC Holdings plc 8,478,790
52,199 IG Group Holdings plc 487,081
9,810 IMI plc 213,688
93,046 Imperial Brands plc 2,126,111
13,887 Inchcape plc 138,410
38,217 InterContinental Hotels Group plc 3,727,449
7,749 J D Wetherspoon plc
a
70,152
31,749 Jupiter Fund Management plc 30,604
930 Liontrust Asset Management plc 7,844
44,088 Marks & Spencer Group plc 140,461
11,927 ME Group International plc 23,816
75,871 Moneysupermarket.com Group plc 203,273
2,496 Morgan Sindall Group plc 70,376
37,257 Next plc 4,178,659
21,879 PageGroup plc 121,582
34,962 Paragon Banking Group plc 311,794
29,176 Pearson plc 354,016
49,851 Pets at Home Group plc 182,015
43,360 Redde Northgate plc 207,347
168,741 RELX plc 6,933,025
2,904 Renew Holdings plc 34,375
41,751 Rightmove plc 267,448
49,470 Rio Tinto plc 3,347,171
3,050 RS Group plc 27,940
411,908 Shell plc 14,642,725
6,983 Spectris plc 288,838
47,938 SSP Group plc 117,289
381,097 Tesco plc 1,407,034
2,136 Tritax Big Box REIT plc 4,034
38,805 Unilever plc 2,007,409
2,952 Volution Group plc 15,913
11,221 Watches of Switzerland Group plc
a,b
47,067
10,731 Whitbread plc 422,938
76,521 Wickes Group plc 139,218
9,227 YouGov plc 100,307
Total 84,677,766

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a
Shares Common Stock (94.8%) Value
United States (<0.1%)
6,931 Yum China Holding, Inc. $ 253,051
Total 253,051
Virgin Islands, British (<0.1%)
2,348 VK IPJSC GDR
a,c
0
Total 0
Total Common Stock
(cost $610,899,074) 702,670,017
Shares Preferred Stock ( <0.1% )
Brazil (<0.1%)
81,600 Companhia de Sanena Do Parana 81,716
Total 81,716
Germany (<0.1%)
2,177 Bayerische Motoren Werke AG 223,691
Total 223,691
Russian Federation (<0.1%)
9,000 Transneft PJSC
c,d
0
Total 0
South Korea (0.1%)
1,351 Hyundai Motor Company, 2nd
Preferred 154,376
1,745 Hyundai Motor Company, Preferred 198,563
9,041 Samsung Electronics Company,
Ltd. 422,135
Total 775,074
Total Preferred Stock
(cost $1,149,386) 1,080,481
Shares or
Principal
Amount Short-Term Investments ( 4.5% )
Federal Home Loan Bank Discount
Notes
100,000 5.220%,  5/1/2024
f,g
99,985
200,000 5.230%,  5/8/2024
f,g
199,766
100,000 5.240%,  5/31/2024
f,g
99,546
2,200,000 5.226%,  6/7/2024
f,g
2,187,750
100,000 5.240%,  7/10/2024
f,g
98,973
Thrivent Core Short-Term Reserve
Fund
3,071,365 5.580% 30,713,654
Total Short-Term Investments
(cost $33,400,178) 33,399,674
Total Investments (cost
$645,448,638) 99.4% $737,150,172
Other Assets and Liabilities,
Net 0.6% 4,395,861
Total Net Assets 100.0% $741,546,033
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $12,771,154 or 1.7% of
total net assets.
c Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
d Pursuant to sanctions related to the Russian invasion of
Ukraine which restricts the ability of Russia and its allied nations to make payments on its dollar-denominated
sovereign debt and equity, existing accruals on these
securities have been reserved and income is currently not
being accrued.
e In bankruptcy.  Income is not being accrued per the
bankruptcy agreement terms.
f The interest rate shown reflects the yield.
g All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Bhd - Berhad - suffix used in Malaysia to identify a Public
Limited Company
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
pcl - Public Company Limited
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $104,305,229
Gross unrealized depreciation (19,899,310)
Net unrealized appreciation (depreciation) $84,405,919
Cost for federal income tax purposes $651,317,314

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing International Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services^ 29,958,473 503,679 29,454,794 0
Consumer Discretionary 84,693,434 1,417,963 83,275,471 –
Consumer Staples^ 47,994,548 3,391,162 44,603,386 0
Energy^ 42,686,511 374,465 42,312,033 13
Financials^ 132,507,559 1,472,139 131,035,420 0
Health Care 80,722,224 – 80,722,224 –
Industrials 116,037,729 – 116,037,729 –
Information Technology 84,575,780 2,781,063 81,794,717 –
Materials^ 55,084,230 1,968,809 53,115,413 8
Real Estate 9,637,002 – 9,637,002 –
Utilities 18,772,527 193,339 18,579,188 –
Preferred Stock
Consumer Discretionary 576,630 – 576,630 –
Energy^ 0 – – 0
Information Technology 422,135 – 422,135 –
Utilities 81,716 – 81,716 –
Short-Term Investments 2,686,020 – 2,686,020 –
Subtotal Investments in Securities $706,436,518 $12,102,619 $694,333,878 $21
Other Investments  * Total
Affiliated Short-Term Investments 30,713,654
Subtotal Other Investments $30,713,654
Total Investments at Value $737,150,172
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
^ Level 3 security in this section is fair valued at <$1.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing International Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 1,426,939 1,426,939 – –
Total Liability Derivatives $1,426,939 $1,426,939 $– $–
The following table presents International Allocation Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$2,188,804 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 443 June 2024 $ 51,632,176 ( $ 1,407,051)
ICE US mini MSCI Emerging Markets Index 64 June 2024 3,354,288 (19,888)
Total Futures Long Contracts $ 54,986,464 ( $ 1,426,939)
Total Futures Contracts $ 54,986,464 ($1,426,939)

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for International Allocation
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,426,939
Total Equity Contracts 1,426,939
Total Liability Derivatives $1,426,939
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 4,845,568
Total Equity Contracts 4,845,568
Total $4,845,568
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for International Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 342,753
Total Equity Contracts 342,753
Total $342,753
The following table presents International Allocation Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $55,698,585

International Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Allocation
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $28,278 $92,507 $90,071 $30,714 3,071 4.1%
Total Affiliated Short-Term Investments 28,278 30,714 4.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   5,685 31,791 37,476 – – –
Total Collateral Held for Securities Loaned 5,685 – –
Total Value $33,963 $30,714
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $– $958
Total Income/Non Cash Income from Affiliated Investments $958
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 7
Total Affiliated Income from Securities Loaned, Net $7
Total $– $– $–

Large Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97 .1% ) Value
Communications Services (11.5%)
1,099,146 Alphabet, Inc., Class C
a
$ 180,963,397
298,139 Meta Platforms, Inc. 128,250,454
Total 309,213,851
Consumer Discretionary (14.9%)
1,299,826 Amazon.com, Inc.
a
227,469,550
552,112 eBay, Inc. 28,455,853
227,530 Expedia Group, Inc.
a
30,632,364
161,974 Home Depot, Inc. 54,134,950
315,283 Tesla, Inc.
a
57,785,068
Total 398,477,785
Consumer Staples (2.4%)
350,205 BJ's Wholesale Club Holdings,
Inc.
a
26,153,309
648,400 Walmart, Inc. 38,482,540
Total 64,635,849
Energy (2.2%)
711,710 Halliburton Company 26,667,774
118,224 Pioneer Natural Resources
Company 31,840,087
Total 58,507,861
Financials (7.9%)
112,569 American Express Company 26,344,523
70,099 Ameriprise Financial, Inc. 28,866,067
64,077 FactSet Research Systems, Inc. 26,713,060
211,133 Intercontinental Exchange, Inc. 27,185,485
150,196 J.P. Morgan Chase & Company 28,798,581
834,587 KeyCorp 12,093,166
493,792 PayPal Holdings, Inc.
a
33,538,353
221,027 Raymond James Financial, Inc. 26,965,294
Total 210,504,529
Health Care (10.7%)
110,765 Amgen, Inc. 30,342,964
176,160 Danaher Corporation 43,444,579
37,564 Eli Lilly & Company 29,341,240
109,518 Intuitive Surgical, Inc.
a
40,589,561
130,120 Laboratory Corporation of America
Holdings 26,202,265
333,842 Medtronic plc 26,787,482
62,298 Molina Healthcare, Inc.
a
21,312,146
304,773 Novo Nordisk AS ADR 39,105,424
193,624 Zoetis, Inc. 30,832,686
Total 287,958,347
Industrials (6.1%)
87,988 Caterpillar, Inc. 29,438,145
427,277 Fastenal Company 29,029,199
64,451 Northrop Grumman Corporation 31,260,669
665,724 Uber Technologies, Inc.
a
44,117,529
202,522 United Parcel Service, Inc. 29,867,945
Total 163,713,487
Information Technology (39.7%)
96,066 Adobe, Inc.
a
44,462,227
354,810 Advanced Micro Devices, Inc.
a
56,194,808
927,229 Apple, Inc. 157,934,916
177,330 Applied Materials, Inc. 35,226,604
160,682 CDW Corporation 38,862,549
Shares Common Stock (97.1%) Value
Information Technology (39.7%) - continued
446,533 Fortinet, Inc.
a
$ 28,211,955
722,047 Microsoft Corporation 281,114,558
262,484 NVIDIA Corporation 226,791,426
270,533 QUALCOMM, Inc. 44,867,898
160,776 Salesforce, Inc. 43,239,097
77,730 ServiceNow, Inc.
a
53,892,541
342,987 Shopify, Inc.
a
24,077,687
64,769 Tyler Technologies, Inc.
a
29,894,132
Total 1,064,770,398
Materials (1.0%)
153,511 Nucor Corporation 25,871,209
Total 25,871,209
Real Estate (0.7%)
12,847 Equinix, Inc. 9,135,630
50,111 SBA Communications Corporation 9,326,660
Total 18,462,290
Total Common Stock
(cost $1,605,795,899) 2,602,115,606
Shares
Registered Investment
Companies ( 1 .0% ) Value
U.S. Unaffiliated  (1.0%)
203,653 iShares Biotechnology ETF 25,847,639
Total 25,847,639
Total Registered Investment
Companies (cost $27,573,072) 25,847,639
Shares Short-Term Investments ( 2 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
5,374,445 5.580% 53,744,449
Total Short-Term Investments
(cost $53,725,160) 53,744,449
Total Investments (cost
$1,687,094,131) 100.1% $ 2,681,707,694
Other Assets and Liabilities, Net
(0.1%) (2,884,799)
Total Net Assets 100.0% $ 2,678,822,895
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company

Large Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,002,176,831
Gross unrealized depreciation (17,650,741)
Net unrealized appreciation (depreciation) $ 984,526,090
Cost for federal income tax purposes $ 1,697,181,604
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Large Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 309,213,851 309,213,851 – –
Consumer Discretionary 398,477,785 398,477,785 – –
Consumer Staples 64,635,849 64,635,849 – –
Energy 58,507,861 58,507,861 – –
Financials 210,504,529 210,504,529 – –
Health Care 287,958,347 287,958,347 – –
Industrials 163,713,487 163,713,487 – –
Information Technology 1,064,770,398 1,064,770,398 – –
Materials 25,871,209 25,871,209 – –
Real Estate 18,462,290 18,462,290 – –
Registered Investment Companies
U.S. Unaffiliated 25,847,639 25,847,639 – –
Subtotal Investments in Securities $ 2,627,963,245 $ 2,627,963,245 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 53,744,449
Subtotal Other Investments $ 53,744,449
Total Investments at Value $ 2,681,707,694
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Large Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 50,664 $ 153,475 $ 150,395 $ 53,744 5,374 2.0%
Total Affiliated Short-Term Investments 50,664 53,744 2.0
Total Value $ 50,664 $ 53,744
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $1,502
Total Income/Non Cash Income from Affiliated Investments $1,502
Total $– $– $ –

Large Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97 .4% ) Value
Communications Services (7.0%)
208,084 Alphabet, Inc., Class C
a
$ 34,258,950
794,364 Comcast Corporation 30,273,212
90,526 Meta Platforms, Inc. 38,941,569
1,149,224 Verizon Communications, Inc. 45,382,856
1,364,041 Warner Brothers Discovery, Inc.
a
10,039,342
Total 158,895,929
Consumer Discretionary (5.6%)
239,303 Aptiv plc
a
16,990,513
5,836 Booking Holdings, Inc. 20,146,047
93,075 Columbia Sportswear Company 7,411,562
100,182 D.R. Horton, Inc. 14,274,933
134,122 Lowe's Companies, Inc. 30,578,475
219,116 Sony Group Corporation ADR
b
18,092,408
576,877 Yum China Holding, Inc. 21,061,780
Total 128,555,718
Consumer Staples (7.9%)
1,741,586 Coty, Inc.
a
19,923,744
1,075,817 Kenvue, Inc. 20,246,876
271,534 Lamb Weston Holdings, Inc. 22,629,643
475,853 Philip Morris International, Inc. 45,177,484
424,480 Sysco Corporation 31,547,354
693,428 Walmart, Inc. 41,154,952
Total 180,680,053
Energy (10.3%)
352,197 ConocoPhillips 44,242,987
575,056 Devon Energy Corporation 29,431,366
1,125,195 Enterprise Products Partners, LP 31,595,476
432,955 Exxon Mobil Corporation 51,205,588
484,248 Halliburton Company 18,144,772
121,832 Marathon Petroleum Corporation 22,139,311
80,214 Pioneer Natural Resources
Company 21,603,234
223,833 Shell plc ADR 16,039,873
Total 234,402,607
Financials (21.2%)
98,584 Allstate Corporation 16,765,195
466,515 American International Group, Inc. 35,133,245
1,189,756 Bank of America Corporation 44,032,870
569,951 Bank of New York Mellon
Corporation 32,196,532
148,784 Capital One Financial Corporation 21,340,089
330,786 Carlyle Group, Inc. 14,819,213
537,426 Charles Schwab Corporation 39,742,653
118,497 Chubb, Ltd. 29,463,094
365,731 Comerica, Inc. 18,348,724
185,042 Discover Financial Services 23,450,373
4,203 First Citizens BancShares, Inc./NC 7,089,452
193,899 Intercontinental Exchange, Inc. 24,966,435
309,122 J.P. Morgan Chase & Company 59,271,052
350,680 MetLife, Inc. 24,926,334
206,224 Raymond James Financial, Inc. 25,159,328
1,137,841 Wells Fargo & Company 67,496,728
Total 484,201,317
Health Care (14.0%)
46,462 Amgen, Inc. 12,727,800
424,353 AstraZeneca plc ADR 32,199,906
840,421 Avantor, Inc.
a
20,363,401
55,225 Biogen, Inc.
a
11,863,434
Shares Common Stock (97.4%) Value
Health Care (14.0%) - continued
81,229 Cigna Group $ 29,002,002
92,846 Elevance Health, Inc. 49,076,539
241,647 Gilead Sciences, Inc. 15,755,384
315,044 Johnson & Johnson 45,552,212
102,953 Laboratory Corporation of America
Holdings 20,731,646
371,619 Merck & Company, Inc. 48,020,607
273,589 Zimmer Biomet Holdings, Inc. 32,907,285
Total 318,200,216
Industrials (12.4%)
51,377 Carlisle Companies, Inc. 19,947,120
44,820 Caterpillar, Inc. 14,995,427
1,913,488 CNH Industrial NV
a
21,813,763
690,996 CSX Corporation 22,954,887
557,699 Delta Air Lines, Inc. 27,923,989
528,099 Flowserve Corporation 24,905,149
130,857 General Dynamics Corporation 37,567,736
153,202 Honeywell International, Inc. 29,526,622
49,195 Jacobs Solutions, Inc. 7,060,958
118,670 JB Hunt Transport Services, Inc. 19,292,182
124,557 L3Harris Technologies, Inc. 26,661,426
205,197 United Parcel Service, Inc. 30,262,454
Total 282,911,713
Information Technology (7.8%)
750,231 Cisco Systems, Inc. 35,245,852
127,075 Crane NXT Company 7,727,431
89,059 International Business Machines
Corporation 14,801,606
286,712 QUALCOMM, Inc. 47,551,185
733,071 Samsung Electronics Company,
Ltd. 40,748,952
226,343 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 31,085,948
Total 177,160,974
Materials (3.6%)
332,212 CF Industries Holdings, Inc. 26,234,782
266,180 Corteva, Inc. 14,408,323
218,618 Eastman Chemical Company 20,646,284
126,001 Nucor Corporation 21,234,948
Total 82,524,337
Real Estate (2.7%)
55,275 AvalonBay Communities, Inc. 10,478,481
144,056 CBRE Group, Inc.
a
12,517,026
242,473 Crown Castle, Inc. 22,739,118
1,159,804 Healthcare Realty Trust, Inc. 16,504,011
Total 62,238,636
Utilities (4.9%)
178,108 Constellation Energy Corporation 33,117,402
276,429 Duke Energy Corporation 27,161,914
255,850 Entergy Corporation 27,291,519

Large Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (97.4%) Value
Utilities (4.9%) - continued
336,377 Public Service Enterprise Group,
Inc. $ 23,236,923
Total 110,807,758
Total Common Stock
(cost $1,676,345,502) 2,220,579,258
Shares
Registered Investment
Companies ( 0 .5% ) Value
U.S. Unaffiliated  (0.5%)
123,805 SPDR S&P Biotech ETF
b
10,476,379
Total 10,476,379
Total Registered Investment
Companies (cost $11,020,118) 10,476,379
Shares
Collateral Held for Securities
Loaned ( 0 .5% ) Value
11,552,550 Thrivent Cash Management Trust 11,552,550
Total Collateral Held for
Securities Loaned
(cost $11,552,550) 11,552,550
Shares Short-Term Investments ( 2 .3% ) Value
Thrivent Core Short-Term Reserve
Fund
5,292,753 5.580% 52,927,533
Total Short-Term Investments
(cost $52,905,933) 52,927,533
Total Investments (cost
$1,751,824,103) 100.7% $ 2,295,535,720
Other Assets and Liabilities, Net
(0.7%) (15,690,669)
Total Net Assets 100.0% $ 2,279,845,051
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Large Cap Value Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 11,209,451
Total lending $11,209,451
Gross amount payable upon return of
collateral for securities loaned $11,552,550
Net amounts due to counterparty $343,099
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 617,613,677
Gross unrealized depreciation (63,280,042)
Net unrealized appreciation (depreciation) $ 554,333,635
Cost for federal income tax purposes $ 1,741,202,085

Large Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Large Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 158,895,929 158,895,929 – –
Consumer Discretionary 128,555,718 128,555,718 – –
Consumer Staples 180,680,053 180,680,053 – –
Energy 234,402,607 234,402,607 – –
Financials 484,201,317 484,201,317 – –
Health Care 318,200,216 318,200,216 – –
Industrials 282,911,713 282,911,713 – –
Information Technology 177,160,974 136,412,022 40,748,952 –
Materials 82,524,337 82,524,337 – –
Real Estate 62,238,636 62,238,636 – –
Utilities 110,807,758 110,807,758 – –
Registered Investment Companies
U.S. Unaffiliated 10,476,379 10,476,379 – –
Subtotal Investments in Securities $ 2,231,055,637 $ 2,190,306,685 $ 40,748,952 $ –
Other Investments  * Total
Affiliated Short-Term Investments 52,927,533
Collateral Held for Securities Loaned 11,552,550
Subtotal Other Investments $ 64,480,083
Total Investments at Value $ 2,295,535,720
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Large Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 11,411 $ 284,295 $ 242,778 $ 52,928 5,293 2.3%
Total Affiliated Short-Term Investments 11,411 52,928 2.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 26,297 14,744 11,553 11,553 0.5
Total Collateral Held for Securities Loaned – 11,553 0.5
Total Value $ 11,411 $ 64,481
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $1 ($1) $ – $1,204
Total Income/Non Cash Income from Affiliated Investments $1,204
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total $1 ($1) $ –

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Asset-Backed Securities (16.7%)
510 Asset Backed Trust
$ 3,064,970
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
$ 2,946,677
2,502,735
2.240%,  11/25/2069, Ser.
2021-NPL1, Class A1
a,b
2,421,278
ACHV ABS Trust
2,149,634
5.900%,  4/25/2031, Ser.
2024-1PL, Class A
a
2,145,081
Affirm Asset Securitization Trust
92,649
1.750%,  2/15/2027, Ser.
2022-X1, Class A
a
91,608
4,000,000
4.300%,  5/17/2027, Ser.
2022-A, Class A
a
3,996,619
2,500,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
2,525,677
1,857,358
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
1,864,510
3,100,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
3,069,720
1,500,000
6.270%,  5/15/2029, Ser.
2024-X1, Class A
a,c
1,500,071
AMSR Trust
6,000,000
2.417%,  12/17/2038, Ser.
2021-SFR4, Class B
a
5,450,411
Ares XL CLO, Ltd.
9,000,000
6.990%,  (TSFR3M +
1.662%), 1/15/2029, Ser.
2016-40A, Class A3RR
a,d
9,006,417
Auxilior Term Funding, LLC
3,500,000
6.180%,  12/15/2028, Ser.
2023-1A, Class A2
a
3,508,552
Avant Credit Card Master Trust
10,500,000
1.370%,  4/15/2027, Ser.
2021-1A, Class A
a
10,180,930
Avis Budget Rental Car Funding
AESOP, LLC
2,025,000
2.020%,  2/20/2027, Ser.
2020-2A, Class A
a
1,903,790
5,000,000
5.780%,  4/20/2028, Ser.
2023-5A, Class A
a
4,998,080
Bankers Healthcare Group
Securitization Trust
1,112,466
5.280%,  10/17/2035, Ser.
2022-C, Class A
a
1,109,191
Benefit Street Partners CLO IV, Ltd.
3,600,000
7.221%,  (TSFR3M +
1.900%), 4/20/2034, Ser.
2014-IVA, Class BR4
a,d
3,600,720
BHG Securitization Trust
1,403,924
0.900%,  10/17/2034, Ser.
2021-B, Class A
a
1,372,929
BRAVO Residential Funding Trust
2,791,198
6.080%,  (SOFR30A +
0.750%), 5/28/2024, Ser.
2021-HE2, Class A1
a,d
2,775,281
CarVal CLO I, Ltd.
4,200,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,d
4,199,853
CarVal CLO VII-C, Ltd.
3,250,000
7.525%,  (TSFR3M +
2.200%), 1/20/2035, Ser.
2023-1A, Class A1
a,d
3,259,750
Principal
Amount Long-Term Fixed Income (98.8%) Value
Asset-Backed Securities (16.7%) - continued
Cascade Funding Mortgage Trust
$ 944,803
1.100%,  3/20/2041, Ser.
2021-GRN1, Class A
a
$ 901,033
Cascade Funding Mortgage Trust,
LLC
979,556
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,d
956,950
CIM Trust
2,089,917
5.568%,  7/25/2059, Ser.
2021-NR2, Class A1
a,b
2,058,136
Commonbond Student Loan Trust
174,113
2.550%,  5/25/2041, Ser.
2017-AGS, Class A1
a
162,149
318,057
5.931%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
a,d
312,664
Education Funding Trust
1,244,757
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
1,121,157
Elmwood CLO 18, Ltd.
4,000,000
6.967%,  (TSFR3M +
1.650%), 7/17/2033, Ser.
2022-5A, Class AR
a,d
4,011,688
FirstKey Homes Trust
1,000,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
933,968
Flatiron CLO, Ltd.
4,000,000
7.019%,  (TSFR3M +
1.712%), 5/15/2030, Ser.
2017-1A, Class BR
a,d
3,999,864
Foundation Finance Trust
1,266,938
1.270%,  5/15/2041, Ser.
2021-1A, Class A
a
1,140,849
3,858,684
6.530%,  6/15/2049, Ser.
2023-2A, Class A
a
3,885,386
Genesis Sales Finance Master
Trust
10,000,000
1.200%,  12/21/2026, Ser.
2021-AA, Class A
a
9,696,421
GMAC Mortgage Corporation
Loan Trust
15,485
5.931%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
d,e
8,331
GSAA Home Equity Trust
236,016
7.381%,  (TSFR1M +
2.064%), 5/25/2034, Ser.
2004-4, Class M2
d
290,898
920,881
4.478%,  8/25/2034, Ser.
2004-10, Class M2
d
799,803
Home Partners of America Trust
3,580,701
2.302%,  12/17/2026, Ser.
2021-2, Class B
a
3,251,831
Marlette Funding Trust
1,636,888
6.070%,  4/15/2033, Ser.
2023-1A, Class A
a
1,636,499
National Collegiate Trust
513,330
5.726%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
a,d
500,382

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Asset-Backed Securities (16.7%) - continued
Navient Student Loan Trust
$ 1,902,280
4.160%,  10/15/2070, Ser.
2022-BA, Class A
a
$ 1,788,495
Oak Street Investment
2,404,087
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
a
2,228,570
OneMain Financial Issuance Trust
3,500,000
1.750%,  9/14/2035, Ser.
2020-2A, Class A
a
3,242,449
OZLM VIII, Ltd.
4,000,000
7.229%,  (TSFR3M +
1.912%), 10/17/2029, Ser.
2014-8A, Class A2R3
a,d
3,982,032
OZLM XVII, Ltd.
5,200,000
7.325%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,d
5,199,860
Pagaya AI Debt Trust
676,430
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
679,412
Pagaya AI Technology in Housing
Trust
2,250,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
2,186,770
4,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
3,858,923
Palmer Square Loan Funding, Ltd.
2,000,000
6.836%,  (TSFR3M +
1.512%), 4/20/2029, Ser.
2021-1A, Class A2
a,d
2,006,804
5,316,126
7.025%,  (TSFR3M +
1.700%), 7/20/2031, Ser.
2023-1A, Class A1
a,d
5,317,684
Park Blue CLO, Ltd.
4,000,000
7.875%,  (TSFR3M +
2.550%), 1/20/2035, Ser.
2022-2A, Class A1
a,d
4,012,160
PPM CLO 2, Ltd.
6,250,000
6.826%,  (TSFR3M +
1.500%), 4/16/2037, Ser.
2019-2A, Class AR
a,d
6,251,162
Pretium Mortgage Credit Partners,
LLC
3,503,086
1.868%,  7/25/2051, Ser.
2021-NPL3, Class A1
a,b
3,336,090
1,129,731
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
a,b
1,111,772
Progress Residential Trust
2,989,921
2.078%,  6/18/2037, Ser.
2020-SFR2, Class A
a
2,865,855
3,982,745
1.524%,  7/17/2038, Ser.
2021-SFR6, Class A
a
3,628,572
3,750,000
1.942%,  8/17/2040, Ser.
2021-SFR7, Class B
a
3,185,201
RCO VII Mortgage, LLC
2,347,187
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
2,326,253
SCF Equipment Leasing, LLC
3,600,000
6.560%,  1/22/2030, Ser.
2023-1A, Class A2
a
3,613,291
Principal
Amount Long-Term Fixed Income (98.8%) Value
Asset-Backed Securities (16.7%) - continued
SFS Auto Receivables
Securitization Trust
$ 1,041,063
5.890%,  3/22/2027, Ser.
2023-1A, Class A2A
a
$ 1,041,658
Sound Point CLO XV, Ltd.
1,621,776
7.088%,  (TSFR3M +
1.762%), 1/23/2029, Ser.
2017-1A, Class BR
a,d
1,622,132
Stratus Static CLO, Ltd.
5,000,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,d
5,001,045
Terwin Mortgage Trust
994,590
6.931%,  (TSFR1M +
1.614%), 12/25/2034, Ser.
2004-21HE, Class 2M2
a,d
972,752
Tesla Auto Lease Trust
2,750,000
0.910%,  9/22/2025, Ser.
2021-B, Class B
a
2,733,324
Towd Point Asset Trust
1,978,092
1.050%,  11/20/2061, Ser.
2021-SL1, Class A1
a
1,831,837
Tricon Residential Trust
5,750,000
2.244%,  7/17/2038, Ser.
2021-SFR1, Class B
a
5,283,722
U.S. Bank NA
2,036,823
6.789%,  8/25/2032, Ser.
2023-1, Class B
a
2,042,966
United Auto Credit Securitization
Trust
1,500,000
6.170%,  8/10/2026, Ser.
2024-1, Class A
a
1,500,060
Upstart Securitization Trust
1,745,770
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
1,746,207
VCAT Asset Securitization, LLC
900,073
2.289%,  12/26/2050, Ser.
2021-NPL1, Class A1
a,b
890,989
Vericrest Opportunity Loan
Transferee
1,662,295
1.893%,  2/27/2051, Ser.
2021-NPL1, Class A1
a,b
1,616,555
1,949,174
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
a,b
1,897,846
1,635,485
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
1,595,141
3,024,131
1.868%,  8/25/2051, Ser.
2021-NP11, Class A1
a,b
2,899,241
Veridian Auto Receivables Trust
1,760,472
5.970%,  8/17/2026, Ser.
2023-1A, Class A2
a
1,760,984
Wind River CLO, Ltd.
5,000,000
7.186%,  (TSFR3M +
1.862%), 7/20/2030, Ser.
2013-1A, Class A2RR
a,d
5,003,300
Total 207,856,268
Basic Materials (1.9%)
Anglo American Capital plc
1,860,000 4.875%,  5/14/2025
a
1,839,319
EIDP, Inc.
1,543,000 4.500%,  5/15/2026 1,514,084

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Basic Materials (1.9%) - continued
FMC Corporation
$ 1,575,000 5.150%,  5/18/2026 $ 1,555,556
Freeport-McMoRan, Inc.
3,700,000 4.550%,  11/14/2024 3,672,028
Glencore Funding, LLC
2,500,000 5.338%,  4/4/2027
a
2,475,193
2,525,000 6.125%,  10/6/2028
a
2,556,903
International Flavors & Fragrances,
Inc.
1,250,000 1.832%,  10/15/2027
a
1,096,124
LYB International Finance III, LLC
1,374,000 1.250%,  10/1/2025 1,287,674
Mosaic Company
1,475,000 5.375%,  11/15/2028 1,462,616
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
1,575,000 5.300%,  3/15/2026
a
1,564,980
Steel Dynamics, Inc.
925,000 2.400%,  6/15/2025 890,052
Syngenta Finance NV
3,352,000 4.892%,  4/24/2025
a
3,311,956
Total 23,226,485
Capital Goods (2.9%)
AGCO Corporation
1,900,000 5.450%,  3/21/2027 1,893,460
Amphenol Corporation
2,000,000 4.750%,  3/30/2026 1,973,393
BAE Systems plc
1,565,000 5.000%,  3/26/2027
a
1,542,463
Boeing Company
4,500,000 4.875%,  5/1/2025 4,444,113
2,500,000 2.196%,  2/4/2026 2,331,939
1,100,000 6.259%,  5/1/2027
a
1,103,482
1,250,000 6.298%,  5/1/2029
a
1,254,965
Caterpillar Financial Services
Corporation
1,900,000 4.850%,  2/27/2029 1,874,054
Howmet Aerospace, Inc.
1,700,000 6.875%,  5/1/2025 1,712,835
1,900,000 3.000%,  1/15/2029 1,685,081
Huntington Ingalls Industries, Inc.
800,000 3.844%,  5/1/2025 783,222
Ingersoll Rand, Inc.
500,000 5.400%,  8/14/2028 498,696
John Deere Capital Corporation
2,500,000 4.850%,  3/5/2027 2,478,687
1,900,000 4.950%,  7/14/2028 1,884,229
Otis Worldwide Corporation
2,375,000 2.056%,  4/5/2025 2,296,434
Regal Rexnord Corporation
1,650,000 6.050%,  2/15/2026
a
1,650,234
Republic Services, Inc.
1,750,000 0.875%,  11/15/2025 1,629,124
RTX Corporation
1,900,000 5.750%,  11/8/2026 1,913,618
Textron, Inc.
2,000,000 3.875%,  3/1/2025 1,970,535
Principal
Amount Long-Term Fixed Income (98.8%) Value
Capital Goods (2.9%) - continued
Veralto Corporation
$ 1,900,000 5.500%,  9/18/2026
a
$ 1,888,627
Total 36,809,191
Collateralized Mortgage Obligations (10.1%)
A&D Mortgage Trust
3,655,955
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
3,663,152
Angel Oak Mortgage Trust
5,508,276
3.137%,  12/25/2066, Ser.
2022-1, Class A2
a,d
4,680,883
Banc of America Funding Trust
255,426
6.115%,  1/25/2035, Ser.
2004-D, Class 4A1
d
252,295
545,584
5.750%,  3/25/2036, Ser.
2006-3, Class 3A1 499,066
Bear Stearns Adjustable Rate
Mortgage Trust
107,648
7.670%,  (CMT 1Y + 2.300%),
10/25/2035, Ser. 2005-9,
Class A1
d
99,340
CAFL Issuer, LLC
4,583,597
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
4,411,057
Cascade Funding Mortgage Trust
892,079
4.000%,  10/25/2068, Ser.
2018-RM2, Class A
a,d
875,186
Chase Mortgage Finance Trust
Series
1,237,998
5.976%,  7/25/2037, Ser.
2007-A2, Class 1M
d
1,151,372
CHNGE Mortgage Trust
2,122,575
6.000%,  1/25/2058, Ser.
2022-5, Class A1
a,d
2,082,940
3,953,300
3.007%,  1/25/2067, Ser.
2022-1, Class A1
a,d
3,574,341
4,236,920
7.065%,  3/25/2058, Ser.
2023-1, Class A1
a,d
4,228,388
5,322,302
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,d
4,914,151
3,562,137
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
3,515,250
4,106,900
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
4,080,068
Citigroup Mortgage Loan Trust,
Inc.
601,855
5.391%,  (CMT 1Y + 2.400%),
3/25/2036, Ser. 2006-AR1,
Class 3A1
d
547,967
COLT Mortgage Loan Trust
4,949,714
1.726%,  11/25/2066, Ser.
2021-5, Class A1
a,d
4,169,375
Countrywide Alternative Loan Trust
95,619
5.500%,  11/25/2035, Ser.
2005-49CB, Class A1 61,934
95,324
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 71,901
Credit Suisse Mortgage Capital
Certificates
4,746,515
2.303%,  10/25/2066, Ser.
2021-NQM8, Class A2
a,d
3,957,295

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (10.1%) -
continued
Deephaven Residential Mortgage
Trust
$ 5,274,676
2.205%,  1/25/2067, Ser.
2022-1, Class A1
a,d
$ 4,650,766
5,101,511
2.085%,  11/25/2066, Ser.
2021-4, Class A2
a,d
4,299,631
Federal National Mortgage
Association - REMIC
3,011,275
4.500%,  1/25/2046, Ser.
2022-68, Class BA 2,910,288
Flagstar Mortgage Trust
2,384,523
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,d
2,044,368
GCAT Trust
3,012,101
6.007%,  1/25/2059, Ser.
2024-NQM1, Class A1
a,b
2,983,891
4,080,136
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
a,d
3,520,246
GS Mortgage-Backed Securities
Trust
330,969
1.791%,  9/27/2060, Ser.
2020-NQM1, Class A2
a,d
302,323
J.P. Morgan Alternative Loan Trust
258,714
4.960%,  3/25/2036, Ser.
2006-A1, Class 2A1
d
194,858
J.P. Morgan Mortgage Trust
144,379
5.124%,  2/25/2036, Ser.
2006-A1, Class 2A2
d
102,145
LHOME Mortgage Trust
861,809
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
a
859,729
1,734,947
3.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a
1,713,171
1,900,000
8.000%,  6/25/2028, Ser.
2023-RTL2, Class A1
a,b
1,922,829
2,250,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
2,270,534
3,500,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
3,497,678
MFRA Trust
4,600,404
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
4,311,164
3,750,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
3,720,576
Mortgage Equity Conversion Asset
Trust
304,192
5.630%,  (CMT 1Y + 0.490%),
1/25/2042, Ser. 2007-FF1,
Class A
a,d
301,521
267,321
5.640%,  (CMT 1Y + 0.470%),
2/25/2042, Ser. 2007-FF2,
Class A
a,d
265,385
NYMT Loan Trust
1,500,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,475,197
Palisades Mortgage Loan Trust
3,894,905
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
a
3,881,582
Preston Ridge Partners Mortgage
Trust, LLC
3,167,834
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
3,007,945
Principal
Amount Long-Term Fixed Income (98.8%) Value
Collateralized Mortgage Obligations (10.1%) -
continued
$ 2,141,951
5.363%,  11/25/2025, Ser.
2020-6, Class A1
a,b
$ 2,118,623
1,730,483
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
1,726,705
ROC Securities Trust Series
3,659,932
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,d
3,645,565
Starwood Mortgage Residential
Trust
3,000,000
2.731%,  11/25/2066, Ser.
2021-6, Class A2
a,d
2,002,923
Toorak Mortgage Corporation, Ltd.
5,333,913
2.577%,  2/25/2057, Ser.
2022-INV1, Class A1
a,d
4,693,261
1,663,974
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
1,646,694
Toorak Mortgage Trust
4,750,000
6.597%,  2/25/2039, Ser.
2024-RRTL1, Class A1
a,b
4,748,240
TRK Trust
5,139,028
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
a,d
4,340,885
TVC Mortgage Trust
2,500,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
2,492,902
Vericrest Opportunity Loan
Transferee
1,449,815
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
a,b
1,422,088
Verus Securitization Trust
1,784,598
2.286%,  11/25/2066, Ser.
2021-8, Class A2
a,d
1,470,394
Visio 2020-1R Trust
457,689
1.567%,  11/25/2055, Ser.
2020-1R, Class A2
a
409,270
Wachovia Mortgage Loan Trust,
LLC
11,254
5.937%,  5/20/2036, Ser.
2006-A, Class 2A1
d
10,655
Total 125,799,993
Commercial Mortgage-Backed Securities (0.2%)
Silver Hill Trust
2,221,989
3.102%,  11/25/2049, Ser.
2019-1, Class A1
a,d
2,114,981
Total 2,114,981
Communications Services (2.8%)
American Tower Corporation
1,500,000 4.400%,  2/15/2026 1,466,481
1,000,000 1.450%,  9/15/2026 908,793
2,050,000 5.500%,  3/15/2028 2,039,688
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
3,380,000 4.908%,  7/23/2025 3,333,728
875,000 6.150%,  11/10/2026 877,153
Cox Communications, Inc.
517,000 3.150%,  8/15/2024
a
512,916

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Communications Services (2.8%) - continued
Crown Castle, Inc.
$ 1,260,000 4.800%,  9/1/2028 $ 1,213,486
Rogers Communications, Inc.
1,900,000 5.000%,  2/15/2029 1,848,897
Sprint Capital Corporation
4,730,000 6.875%,  11/15/2028 4,953,185
Sprint Corporation
3,550,000 7.125%,  6/15/2024 3,551,977
1,500,000 7.625%,  2/15/2025 1,511,166
Take-Two Interactive Software, Inc.
750,000 5.000%,  3/28/2026 740,650
T-Mobile USA, Inc.
2,500,000 3.500%,  4/15/2025 2,447,769
3,125,000 4.850%,  1/15/2029 3,046,167
Warnermedia Holdings, Inc.
3,600,000 3.638%,  3/15/2025 3,530,043
3,200,000 3.755%,  3/15/2027 3,015,350
Total 34,997,449
Consumer Cyclical (5.2%)
American Honda Finance
Corporation
1,900,000 4.900%,  3/12/2027
f
1,881,171
2,050,000 5.650%,  11/15/2028 2,077,958
D.R. Horton, Inc.
950,000 2.600%,  10/15/2025 907,976
Daimler Trucks Finance North
America, LLC
1,900,000 5.600%,  8/8/2025
a
1,894,757
Expedia Group, Inc.
4,850,000 6.250%,  5/1/2025
a
4,860,633
Ford Motor Credit Company, LLC
1,000,000 2.300%,  2/10/2025 971,773
1,400,000 3.375%,  11/13/2025 1,344,019
1,875,000 5.800%,  3/5/2027 1,862,576
2,500,000 5.113%,  5/3/2029 2,382,076
General Motors Company
1,500,000 6.125%,  10/1/2025 1,505,045
General Motors Financial
Company, Inc.
1,580,000 2.900%,  2/26/2025 1,543,147
1,075,000 2.750%,  6/20/2025 1,038,314
950,000 5.400%,  5/8/2027 943,384
2,500,000 5.800%,  1/7/2029 2,493,958
Hyatt Hotels Corporation
2,850,000 5.750%,  1/30/2027 2,863,715
Hyundai Capital America
1,360,000 1.800%,  10/15/2025
a
1,282,604
1,250,000 6.250%,  11/3/2025
a
1,255,294
1,250,000 1.650%,  9/17/2026
a
1,134,782
1,900,000 5.300%,  3/19/2027
a
1,878,319
Hyundai Capital Services, Inc.
1,250,000 1.250%,  2/8/2026
a
1,152,827
Kohl's Corporation
3,164,000 10.750%,  5/15/2025 3,260,698
Lennar Corporation
1,400,000 4.750%,  5/30/2025 1,384,083
Lowe's Companies, Inc.
1,750,000 4.400%,  9/8/2025 1,725,070
Marriott International, Inc./MD
1,250,000 5.450%,  9/15/2026 1,248,236
Principal
Amount Long-Term Fixed Income (98.8%) Value
Consumer Cyclical (5.2%) - continued
McDonald's Corporation
$ 1,300,000 4.800%,  8/14/2028 $ 1,278,778
Mercedes-Benz Finance North
America, LLC
1,575,000 5.200%,  8/3/2026
a
1,568,855
1,250,000 5.100%,  8/3/2028
a
1,237,529
Meritage Homes Corporation
1,875,000 6.000%,  6/1/2025 1,873,275
O'Reilly Automotive, Inc.
1,900,000 5.750%,  11/20/2026 1,911,714
PACCAR Financial Corporation
1,425,000 4.600%,  1/31/2029 1,390,384
PulteGroup, Inc.
2,250,000 5.500%,  3/1/2026 2,241,400
Starbucks Corporation
1,900,000 4.850%,  2/8/2027 1,877,133
Tapestry, Inc.
630,000 7.050%,  11/27/2025 639,615
630,000 7.000%,  11/27/2026 642,049
Toyota Motor Credit Corporation
1,250,000 4.650%,  1/5/2029 1,220,937
VICI Properties, LP/VICI Note
Company, Inc.
4,500,000 4.625%,  6/15/2025
a
4,427,347
Volkswagen Group of America
Finance, LLC
1,900,000 5.300%,  3/22/2027
a
1,883,758
Total 65,085,189
Consumer Non-Cyclical (5.6%)
AbbVie, Inc.
2,825,000 4.800%,  3/15/2027 2,791,008
Altria Group, Inc.
1,575,000 4.400%,  2/14/2026 1,543,679
1,900,000 6.200%,  11/1/2028 1,947,051
Amgen, Inc.
1,425,000 5.150%,  3/2/2028 1,412,344
AstraZeneca Finance, LLC
1,900,000 4.800%,  2/26/2027 1,877,741
BAT International Finance plc
3,000,000 1.668%,  3/25/2026 2,785,678
1,900,000 5.931%,  2/2/2029 1,917,141
Becton, Dickinson and Company
2,250,000 4.693%,  2/13/2028 2,189,284
Campbell Soup Company
630,000 5.300%,  3/20/2026 627,296
CVS Health Corporation
1,600,000 5.000%,  2/20/2026 1,584,030
General Mills, Inc.
1,900,000 5.500%,  10/17/2028 1,904,169
GSK Consumer Healthcare Capital
US, LLC
1,900,000 3.375%,  3/24/2027 1,794,490
HCA, Inc.
2,750,000 5.875%,  2/15/2026 2,751,280
Imperial Brands Finance plc
1,750,000 3.125%,  7/26/2024
a
1,737,633

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Consumer Non-Cyclical (5.6%) - continued
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
$ 3,600,000 2.500%,  1/15/2027 $ 3,298,922
Kenvue, Inc.
1,585,000 5.050%,  3/22/2028 1,578,942
Keurig Dr Pepper, Inc.
2,500,000 5.100%,  3/15/2027 2,482,588
Kraft Heinz Foods Company
3,500,000 3.000%,  6/1/2026 3,340,911
Mattel, Inc.
3,500,000 3.375%,  4/1/2026
a
3,332,583
McKesson Corporation
2,000,000 0.900%,  12/3/2025 1,859,084
Nestle Holdings, Inc.
2,525,000 5.000%,  3/14/2028
a
2,507,766
Pfizer Investment Enterprises,
Private Ltd.
3,310,000 4.450%,  5/19/2026 3,253,450
1,900,000 4.450%,  5/19/2028 1,842,740
Philip Morris International, Inc.
1,650,000 0.875%,  5/1/2026 1,508,790
1,250,000 4.750%,  2/12/2027 1,231,461
1,600,000 4.875%,  2/15/2028 1,572,672
625,000 4.875%,  2/13/2029 610,118
Procter & Gamble Company
1,900,000 4.350%,  1/29/2029 1,857,061
Royalty Pharma plc
3,825,000 1.200%,  9/2/2025 3,602,094
Stryker Corporation
4,000,000 3.500%,  3/15/2026 3,856,929
Universal Health Services, Inc.
2,600,000 1.650%,  9/1/2026 2,362,430
Zoetis, Inc.
2,350,000 5.400%,  11/14/2025 2,343,993
Total 69,305,358
Energy (4.2%)
Apache Corporation
1,900,000 4.375%,  10/15/2028 1,778,274
BP Capital Markets America, Inc.
950,000 4.699%,  4/10/2029 928,893
Canadian Natural Resources, Ltd.
1,600,000 2.050%,  7/15/2025 1,529,022
Cheniere Energy Partners, LP
4,000,000 4.500%,  10/1/2029 3,742,568
Columbia Pipelines Holding
Company, LLC
1,575,000 6.055%,  8/15/2026
a
1,580,366
1,260,000 6.042%,  8/15/2028
a
1,271,406
Continental Resources, Inc.
4,850,000 2.268%,  11/15/2026
a
4,448,862
Devon Energy Corporation
1,350,000 5.850%,  12/15/2025 1,351,210
Diamondback Energy, Inc.
1,250,000 5.200%,  4/18/2027 1,240,924
Enbridge, Inc.
1,900,000 5.900%,  11/15/2026 1,912,265
Energy Transfer, LP
1,050,000 2.900%,  5/15/2025 1,020,804
Principal
Amount Long-Term Fixed Income (98.8%) Value
Energy (4.2%) - continued
$ 1,250,000 6.050%,  12/1/2026 $ 1,264,702
EQT Corporation
554,000 6.125%,  2/1/2025 553,725
Hess Corporation
2,301,000 3.500%,  7/15/2024 2,289,054
Marathon Petroleum Corporation
3,000,000 4.700%,  5/1/2025 2,969,591
MPLX, LP
1,500,000 4.875%,  6/1/2025 1,485,850
1,300,000 1.750%,  3/1/2026 1,211,407
National Fuel Gas Company
1,297,000 5.200%,  7/15/2025 1,285,986
1,630,000 5.500%,  1/15/2026 1,617,812
Occidental Petroleum Corporation
3,500,000 5.875%,  9/1/2025 3,500,096
ONEOK Partners, LP
2,250,000 4.900%,  3/15/2025 2,229,920
ONEOK, Inc.
1,000,000 5.550%,  11/1/2026 998,965
1,000,000 5.650%,  11/1/2028 1,003,177
Ovintiv, Inc.
900,000 5.650%,  5/15/2025 896,996
2,550,000 5.375%,  1/1/2026 2,528,955
Phillips 66 Company
1,200,000 4.950%,  12/1/2027 1,183,573
Pioneer Natural Resources
Company
2,550,000 1.125%,  1/15/2026 2,367,600
Plains All American Pipeline, LP/
PAA Finance Corporation
1,625,000 4.650%,  10/15/2025 1,597,147
Transcontinental Gas Pipe Line
Company, LLC
650,000 7.850%,  2/1/2026 669,191
Western Midstream Operating, LP
2,500,000 3.100%,  2/1/2025 2,443,591
Total 52,901,932
Financials (32.9%)
ABN AMRO Bank NV
1,900,000 6.339%,  9/18/2027
a,d
1,916,566
AEGON Funding Company, LLC
1,875,000 5.500%,  4/16/2027
a
1,854,661
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
654,000 1.650%,  10/29/2024 640,322
2,000,000 6.500%,  7/15/2025 2,014,330
1,800,000 1.750%,  1/30/2026 1,677,069
750,000 2.450%,  10/29/2026 692,949
1,550,000 6.100%,  1/15/2027 1,562,088
1,665,000 6.450%,  4/15/2027 1,697,367
Air Lease Corporation
2,500,000 0.800%,  8/18/2024 2,462,488
Aircastle, Ltd.
3,400,000 5.250%,  8/11/2025
a
3,357,422
Allstate Corporation
1,000,000 0.750%,  12/15/2025 924,861
Ally Financial, Inc.
4,750,000 5.750%,  11/20/2025
f
4,711,239
American Express Company
2,000,000 5.098%,  2/16/2028
d
1,977,487

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.9%) - continued
Aon North America, Inc.
$ 1,900,000 5.125%,  3/1/2027 $ 1,887,011
Apollo Debt Solutions BDC
630,000 6.900%,  4/13/2029
a
624,313
Ares Capital Corporation
1,386,000 4.250%,  3/1/2025 1,363,508
2,000,000 3.875%,  1/15/2026 1,925,718
1,200,000 2.150%,  7/15/2026 1,101,902
Australia & New Zealand Banking
Group, Ltd.
2,110,000 2.950%,  7/22/2030
a,d
2,026,377
Aviation Capital Group, LLC
2,500,000 4.875%,  10/1/2025
a
2,445,861
Avolon Holdings Funding, Ltd.
3,000,000 3.950%,  7/1/2024
a
2,988,670
2,150,000 5.500%,  1/15/2026
a
2,118,374
1,500,000 2.125%,  2/21/2026
a
1,392,289
650,000 4.250%,  4/15/2026
a
625,089
Banco Santander Mexico SA
380,000 5.375%,  4/17/2025
a
377,531
Banco Santander SA
2,400,000 5.147%,  8/18/2025 2,371,264
2,000,000 1.849%,  3/25/2026 1,855,892
1,000,000 4.175%,  3/24/2028
d
951,409
2,000,000 5.588%,  8/8/2028 1,988,445
Bank of America Corporation
1,375,000 0.981%,  9/25/2025
d
1,347,934
2,100,000 2.456%,  10/22/2025
d
2,065,719
3,000,000 1.530%,  12/6/2025
d
2,922,076
1,650,000 3.384%,  4/2/2026
d
1,612,460
1,475,000 1.319%,  6/19/2026
d
1,401,687
2,000,000 4.827%,  7/22/2026
d
1,974,396
3,500,000 1.734%,  7/22/2027
d
3,211,032
Bank of Montreal
1,885,000 5.266%,  12/11/2026 1,874,279
Bank of New York Mellon
Corporation
800,000 4.700%,  9/20/2025
d,f,g
781,578
2,000,000 4.414%,  7/24/2026
d
1,970,321
1,250,000 6.317%,  10/25/2029
d
1,291,782
Bank of New Zealand
3,200,000 4.846%,  2/7/2028
a
3,124,921
Bank of Nova Scotia
1,065,000 4.900%,  6/4/2025
d,g
1,040,498
Barclays plc
1,900,000 6.496%,  9/13/2027
d
1,922,782
2,000,000 2.279%,  11/24/2027
d
1,826,038
950,000 5.674%,  3/12/2028
d
943,326
BlackRock Funding, Inc.
950,000 4.700%,  3/14/2029 931,895
Blackstone Private Credit Fund
3,250,000 2.700%,  1/15/2025 3,170,147
1,650,000 4.700%,  3/24/2025 1,628,566
Blue Owl Capital Corporation II
1,250,000 8.450%,  11/15/2026
a
1,275,294
Blue Owl Credit Income
Corporation
1,100,000 4.700%,  2/8/2027 1,039,535
Blue Owl Technology Finance
Corporation
2,000,000 4.750%,  12/15/2025
a
1,917,826
1,250,000 3.750%,  6/17/2026
a
1,155,230
Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.9%) - continued
Blue Owl Technology Finance
Corporation II
$ 1,725,000 6.750%,  4/4/2029
a
$ 1,662,191
BNP Paribas SA
1,930,000 2.819%,  11/19/2025
a,d
1,895,597
2,200,000 1.323%,  1/13/2027
a,d
2,039,109
1,400,000 5.176%,  1/9/2030
a,d
1,372,739
Boston Properties, LP
2,500,000 3.650%,  2/1/2026 2,398,055
BPCE SA
1,050,000 2.375%,  1/14/2025
a
1,023,900
1,750,000 5.975%,  1/18/2027
a,d
1,746,754
Camden Property Trust
1,900,000 5.850%,  11/3/2026 1,914,812
Canadian Imperial Bank of
Commerce
2,200,000 5.144%,  4/28/2025
f
2,188,996
2,000,000 3.945%,  8/4/2025 1,958,891
1,900,000 5.926%,  10/2/2026 1,917,757
Capital One Financial Corporation
1,250,000 2.636%,  3/3/2026
d
1,214,701
1,500,000 4.985%,  7/24/2026
d
1,482,546
Centene Corporation
3,000,000 4.250%,  12/15/2027 2,829,033
1,800,000 4.625%,  12/15/2029 1,676,193
Charles Schwab Corporation
600,000 5.375%,  6/1/2025
d,g
593,326
1,750,000 4.000%,  6/1/2026
d,g
1,612,394
1,900,000 5.875%,  8/24/2026 1,917,856
Citibank NA
1,875,000 5.438%,  4/30/2026 1,872,295
Citigroup, Inc.
4,000,000 0.981%,  5/1/2025
d
4,000,000
1,000,000 4.000%,  12/10/2025
d,g
954,781
2,000,000 3.290%,  3/17/2026
d
1,953,994
1,075,000 3.106%,  4/8/2026
d
1,047,500
1,850,000 1.122%,  1/28/2027
d
1,707,282
1,100,000 5.174%,  2/13/2030
d
1,075,761
Comerica, Inc.
665,000 5.625%,  7/1/2025
d,f,g
640,503
Cooperatieve Rabobank UA
1,875,000 1.339%,  6/24/2026
a,d
1,781,305
COPT Defense Properties, LP
550,000 2.250%,  3/15/2026 515,504
Corebridge Financial, Inc.
2,000,000 3.650%,  4/5/2027 1,893,930
Credit Agricole SA
2,500,000 6.875%,  9/23/2024
a,d,g
2,490,719
1,250,000 1.247%,  1/26/2027
a,d
1,155,943
2,500,000 5.134%,  3/11/2027
a
2,477,559
1,275,000 6.316%,  10/3/2029
a,d
1,299,085
Credit Suisse Group AG
810,000 7.500%,  N/A
*,h
89,100
Danske Bank AS
2,000,000 0.976%,  9/10/2025
a,d
1,961,870
1,000,000 6.466%,  1/9/2026
a,d
1,001,291
Deutsche Bank AG
4,300,000 4.500%,  4/1/2025 4,228,768
3,000,000 6.000%,  10/30/2025
d,g
2,783,539
Deutsche Bank AG/New York, NY
1,800,000 3.700%,  5/30/2024 1,796,907

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.9%) - continued
$ 1,450,000 2.129%,  11/24/2026
d
$ 1,364,273
Discover Bank
1,250,000 2.450%,  9/12/2024 1,234,524
2,175,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
2,111,464
Elevance Health, Inc.
2,000,000 5.350%,  10/15/2025 1,993,033
EPR Properties
3,125,000 4.950%,  4/15/2028 2,936,871
Fifth Third Bancorp
2,100,000 2.375%,  1/28/2025 2,047,692
Fifth Third Bank NA
1,400,000 3.850%,  3/15/2026 1,344,770
First Horizon Bank
2,499,000 5.750%,  5/1/2030
f
2,306,444
First-Citizens Bank & Trust
Company
2,050,000 6.125%,  3/9/2028 2,082,207
FS KKR Capital Corporation
1,900,000 4.250%,  2/14/2025
a
1,871,063
3,000,000 3.400%,  1/15/2026 2,836,339
GA Global Funding Trust
1,800,000 1.625%,  1/15/2026
a
1,671,170
GATX Corporation
1,250,000 5.400%,  3/15/2027 1,242,715
Goldman Sachs Bank USA/New
York, NY
1,900,000 5.283%,  3/18/2027
d
1,887,472
Goldman Sachs BDC, Inc.
950,000 6.375%,  3/11/2027 953,717
Goldman Sachs Group, Inc.
325,000 4.250%,  10/21/2025 318,112
2,550,000 0.855%,  2/12/2026
d
2,449,307
2,000,000 3.800%,  5/10/2026
d,g
1,875,124
2,500,000 3.615%,  3/15/2028
d
2,365,510
1,900,000 4.482%,  8/23/2028
d
1,835,642
1,900,000 6.484%,  10/24/2029
d
1,960,500
Highwoods Realty, LP
1,770,000 4.200%,  4/15/2029 1,588,423
HSBC Holdings plc
500,000 0.976%,  5/24/2025
d
498,435
1,750,000 2.999%,  3/10/2026
d
1,706,223
1,575,000 1.645%,  4/18/2026
d
1,511,108
1,400,000 1.589%,  5/24/2027
d
1,282,717
HSBC USA, Inc.
1,250,000 5.294%,  3/4/2027 1,245,746
Huntington National Bank
2,000,000 5.699%,  11/18/2025
d
1,988,183
ING Groep NV
500,000 4.625%,  1/6/2026
a
491,685
2,000,000 1.726%,  4/1/2027
d
1,850,998
2,000,000 4.017%,  3/28/2028
d
1,907,379
J.P. Morgan Chase & Company
3,500,000 0.969%,  6/23/2025
d
3,473,634
1,500,000 1.561%,  12/10/2025
d
1,460,692
1,200,000 2.005%,  3/13/2026
d
1,160,840
1,100,000 2.083%,  4/22/2026
d
1,060,530
2,000,000 3.650%,  6/1/2026
d,g
1,871,181
3,500,000 1.045%,  11/19/2026
d
3,257,099
1,275,000 1.040%,  2/4/2027
d
1,175,215
1,000,000 1.578%,  4/22/2027
d
922,792
Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.9%) - continued
$ 1,850,000 5.571%,  4/22/2028
d
$ 1,848,542
1,700,000 4.851%,  7/25/2028
d
1,665,184
J.P. Morgan Chase Bank NA
1,250,000 5.110%,  12/8/2026 1,241,695
KeyBank NA/Cleveland, OH
1,500,000 4.700%,  1/26/2026 1,459,862
KeyCorp
950,000 3.878%,  5/23/2025
d
944,311
Kilroy Realty, LP
880,000 3.450%,  12/15/2024 865,682
2,881,000 4.375%,  10/1/2025 2,807,589
Lloyds Banking Group plc
1,075,000 7.500%,  6/27/2024
d,g
1,076,160
350,000 4.582%,  12/10/2025 341,529
950,000 5.985%,  8/7/2027
d
951,394
1,875,000 5.462%,  1/5/2028
d
1,858,604
2,000,000 3.750%,  3/18/2028
d
1,894,498
M&T Bank Corporation
1,750,000 3.500%,  9/1/2026
d,g
1,361,513
Macquarie Airfinance Holdings,
Ltd.
604,000 6.400%,  3/26/2029
a
602,253
Macquarie Group, Ltd.
2,750,000 1.201%,  10/14/2025
a,d
2,687,302
Manufacturers & Traders Trust
Company
2,000,000 5.400%,  11/21/2025 1,972,373
2,000,000 4.650%,  1/27/2026 1,947,373
MassMutual Global Funding II
1,900,000 4.850%,  1/17/2029
a,f
1,855,097
Met Tower Global Funding
1,900,000 5.400%,  6/20/2026
a
1,895,014
Metropolitan Life Global Funding I
1,900,000 5.400%,  9/12/2028
a
1,890,582
Mitsubishi UFJ Financial Group,
Inc.
1,125,000 2.193%,  2/25/2025 1,093,118
4,000,000 0.953%,  7/19/2025
d
3,955,495
1,800,000 5.063%,  9/12/2025
d
1,793,282
Morgan Stanley
750,000 2.720%,  7/22/2025
d
744,258
1,700,000 0.864%,  10/21/2025
d
1,658,962
2,500,000 1.164%,  10/21/2025
d
2,442,733
2,075,000 5.000%,  11/24/2025 2,053,386
1,500,000 4.679%,  7/17/2026
d
1,480,496
2,250,000 6.138%,  10/16/2026
d
2,262,420
1,500,000 0.985%,  12/10/2026
d
1,389,006
1,000,000 1.593%,  5/4/2027
d
921,686
1,875,000 5.652%,  4/13/2028
d
1,876,839
3,000,000 5.164%,  4/20/2029
d
2,950,975
785,000 5.449%,  7/20/2029
d
780,199
NatWest Group plc
1,250,000 5.847%,  3/2/2027
d
1,249,092
649,000 3.754%,  11/1/2029
d
640,699
New York Life Global Funding
1,900,000 4.900%,  6/13/2028
a
1,865,616
Nomura Holdings, Inc.
2,110,000 2.648%,  1/16/2025 2,060,444
1,500,000 2.329%,  1/22/2027 1,370,740
Nordea Bank Abp
3,300,000 1.500%,  9/30/2026
a
2,993,399

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.9%) - continued
Northwestern Mutual Global
Funding
$ 1,900,000 4.900%,  6/12/2028
a
$ 1,859,204
Omega Healthcare Investors, Inc.
1,115,000 4.500%,  1/15/2025 1,103,502
1,630,000 5.250%,  1/15/2026 1,606,779
Peachtree Corners Funding Trust
1,125,000 3.976%,  2/15/2025
a
1,103,348
PNC Financial Services Group,
Inc.
1,750,000 5.671%,  10/28/2025
d
1,748,406
2,500,000 3.400%,  9/15/2026
d,g
2,155,222
2,000,000 4.758%,  1/26/2027
d
1,970,500
1,250,000 6.615%,  10/20/2027
d
1,277,309
1,575,000 5.582%,  6/12/2029
d
1,567,922
Pricoa Global Funding I
2,500,000 5.550%,  8/28/2026
a
2,506,868
Principal Life Global Funding II
1,600,000 0.875%,  1/12/2026
a
1,475,783
1,900,000 5.000%,  1/16/2027
a
1,880,148
Realty Income Corporation
4,000,000 4.625%,  11/1/2025 3,943,077
546,000 4.875%,  6/1/2026 538,991
Regency Centers, LP
2,955,000 3.750%,  6/15/2024 2,944,296
Regions Financial Corporation
2,215,000 2.250%,  5/18/2025 2,133,610
Royal Bank of Canada
1,900,000 5.200%,  8/1/2028
f
1,889,146
1,250,000 4.950%,  2/1/2029
f
1,226,704
Santander Holdings USA, Inc.
400,000 3.450%,  6/2/2025 388,295
1,750,000 2.490%,  1/6/2028
d
1,585,740
Santander UK Group Holdings plc
1,075,000 1.532%,  8/21/2026
d
1,012,838
Simon Property Group, LP
1,750,000 3.300%,  1/15/2026 1,684,649
Societe Generale SA
2,200,000 2.625%,  10/16/2024
a
2,164,322
2,000,000 2.226%,  1/21/2026
a,d
1,941,882
2,000,000 1.488%,  12/14/2026
a,d
1,856,847
Standard Chartered plc
2,000,000 1.822%,  11/23/2025
a,d
1,949,857
2,100,000 2.608%,  1/12/2028
a,d
1,925,650
State Street Corporation
900,000 5.104%,  5/18/2026
d
894,263
2,000,000 5.751%,  11/4/2026
d
2,001,800
2,200,000 5.684%,  11/21/2029
d
2,223,492
Sumitomo Mitsui Financial Group,
Inc.
1,750,000 0.948%,  1/12/2026 1,619,122
2,400,000 2.174%,  1/14/2027 2,201,104
1,900,000 5.716%,  9/14/2028 1,916,630
Sumitomo Mitsui Trust Bank, Ltd.
1,900,000 5.650%,  9/14/2026
a
1,902,125
Synchrony Financial
1,780,000 4.250%,  8/15/2024 1,770,544
3,500,000 4.500%,  7/23/2025 3,420,127
Synovus Bank
3,155,000 5.625%,  2/15/2028 3,013,179
Principal
Amount Long-Term Fixed Income (98.8%) Value
Financials (32.9%) - continued
Toronto-Dominion Bank
$ 1,915,000 5.264%,  12/11/2026 $ 1,907,322
Truist Financial Corporation
825,000 4.950%,  9/1/2025
d,g
801,685
1,350,000 4.260%,  7/28/2026
d
1,324,407
1,900,000 1.267%,  3/2/2027
d
1,751,320
U.S. Bancorp
2,000,000 5.727%,  10/21/2026
d
1,999,321
1,000,000 6.787%,  10/26/2027
d
1,025,599
1,750,000 4.548%,  7/22/2028
d
1,692,982
950,000 5.384%,  1/23/2030
d
936,782
UBS AG
4,350,000 5.125%,  5/15/2024 4,343,499
UBS Group AG
2,200,000 4.490%,  8/5/2025
a,d
2,190,137
5,650,000 1.305%,  2/2/2027
a,d
5,206,769
1,900,000 6.327%,  12/22/2027
a,d
1,923,604
2,200,000 5.428%,  2/8/2030
a,d
2,163,547
Wells Fargo & Company
5,735,000 2.406%,  10/30/2025
d
5,636,589
2,000,000 3.908%,  4/25/2026
d
1,961,594
1,500,000 4.540%,  8/15/2026
d
1,476,035
1,650,000 3.526%,  3/24/2028
d
1,557,041
1,500,000 5.707%,  4/22/2028
d
1,501,043
1,900,000 5.574%,  7/25/2029
d
1,893,932
Wells Fargo Bank NA
1,725,000 5.254%,  12/11/2026 1,716,686
Westpac Banking Corporation
1,060,000 2.894%,  2/4/2030
d
1,031,905
Westpac New Zealand, Ltd.
2,500,000 5.132%,  2/26/2027
a
2,473,410
1,900,000 4.902%,  2/15/2028
a
1,860,016
Total 410,803,047
Foreign Government (0.3%)
NBN Company, Ltd.
2,500,000 0.875%,  10/8/2024
a
2,445,594
2,000,000 1.450%,  5/5/2026
a
1,843,955
Total 4,289,549
Mortgage-Backed Securities (0.4%)
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
5,000,000 6.000%,  5/1/2041
c
4,953,516
44,182
5.764%,  (RFUCCT1Y +
1.514%), 1/1/2043
d
43,767
Total 4,997,283
Technology (2.5%)
Cisco Systems, Inc.
625,000 4.850%,  2/26/2029 617,200
Dell International, LLC/EMC
Corporation
3,000,000 5.850%,  7/15/2025 3,005,101
Fiserv, Inc.
1,900,000 5.150%,  3/15/2027 1,881,481
1,900,000 5.450%,  3/2/2028 1,894,426
Global Payments, Inc.
875,000 2.650%,  2/15/2025 853,415

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Technology (2.5%) - continued
Hewlett Packard Enterprise
Company
$ 2,525,000 5.900%,  10/1/2024 $ 2,525,728
Jabil, Inc.
1,500,000 4.250%,  5/15/2027 1,437,945
Microchip Technology, Inc.
650,000 5.050%,  3/15/2029 638,851
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
1,605,000 2.700%,  5/1/2025 1,559,352
Oracle Corporation
1,195,000 2.500%,  4/1/2025 1,160,091
3,250,000 2.950%,  5/15/2025 3,160,695
2,000,000 5.800%,  11/10/2025 2,004,748
1,900,000 4.500%,  5/6/2028 1,840,590
Qorvo, Inc.
3,700,000 4.375%,  10/15/2029 3,414,307
Roper Technologies, Inc.
825,000 1.000%,  9/15/2025 774,225
Seagate HDD Cayman
1,475,000 4.750%,  1/1/2025 1,460,441
SK Hynix, Inc.
1,250,000 5.500%,  1/16/2027
a
1,234,405
VeriSign, Inc.
1,810,000 5.250%,  4/1/2025 1,802,514
VMware, LLC
650,000 1.400%,  8/15/2026 591,096
Total 31,856,611
Transportation (1.8%)
Air Canada
3,125,000 3.875%,  8/15/2026
a
2,964,460
British Airways plc
174,079 4.625%,  6/20/2024
a
173,818
Canadian Pacific Railway
Company
2,000,000 1.350%,  12/2/2024 1,950,505
Delta Air Lines, Inc.
2,000,000 7.000%,  5/1/2025
a
2,014,891
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
1,425,000 4.500%,  10/20/2025
a
1,405,370
ERAC USA Finance, LLC
1,250,000 5.000%,  2/15/2029
a
1,227,706
Mileage Plus Holdings, LLC
2,015,000 6.500%,  6/20/2027
a
2,018,402
Penske Truck Leasing Company,
LP/PTL Finance Corporation
1,000,000 2.700%,  11/1/2024
a
984,226
1,000,000 3.950%,  3/10/2025
a
984,114
1,200,000 1.200%,  11/15/2025
a
1,116,999
Southwest Airlines Company
1,650,000 5.250%,  5/4/2025 1,640,582
TTX Company
2,500,000 5.500%,  9/25/2026
a
2,489,260
United Airlines, Inc.
3,125,000 4.375%,  4/15/2026
a
3,005,888
Total 21,976,221
Principal
Amount Long-Term Fixed Income (98.8%) Value
U.S. Government & Agencies (6.8%)
U.S. Treasury Notes
$ 9,750,000 4.125%,  6/15/2026 $ 9,575,947
67,670,000 3.500%,  1/31/2028 64,627,493
10,860,000 4.000%,  10/31/2029 10,480,749
Total 84,684,189
Utilities (4.5%)
AES Corporation
2,750,000 3.300%,  7/15/2025
a
2,663,173
Ameren Corporation
750,000 2.500%,  9/15/2024 740,386
American Electric Power
Company, Inc.
3,000,000 5.699%,  8/15/2025 2,990,982
1,425,000 1.000%,  11/1/2025 1,326,526
1,255,000 5.200%,  1/15/2029 1,234,866
CenterPoint Energy, Inc.
1,250,000 1.450%,  6/1/2026 1,149,635
1,100,000 5.250%,  8/10/2026 1,092,744
Constellation Energy Generation,
LLC
1,900,000 5.600%,  3/1/2028 1,901,507
Dominion Energy, Inc.
2,350,000 1.450%,  4/15/2026 2,167,465
DTE Energy Company
1,750,000 4.220%,  11/1/2024 1,734,601
1,550,000 5.100%,  3/1/2029 1,513,224
Duke Energy Corporation
1,000,000 3.250%,  1/15/2082
d
873,575
1,085,000 0.900%,  9/15/2025 1,016,171
2,650,000 5.000%,  12/8/2025 2,626,662
Enel Finance International NV
2,000,000 6.800%,  10/14/2025
a
2,033,531
Entergy Corporation
1,130,000 0.900%,  9/15/2025 1,059,460
Eversource Energy
1,575,000 4.750%,  5/15/2026 1,546,097
1,900,000 5.450%,  3/1/2028 1,884,980
Exelon Corporation
1,275,000 5.150%,  3/15/2028 1,258,087
Georgia Power Company
1,900,000 5.004%,  2/23/2027 1,882,441
1,900,000 4.650%,  5/16/2028 1,847,242
Jersey Central Power & Light
Company
1,500,000 4.300%,  1/15/2026
a
1,459,449
National Rural Utilities Cooperative
Finance Corporation
1,900,000 4.800%,  3/15/2028 1,868,627
637,000
8.501%,  (TSFR3M +
3.172%), 4/30/2043
d
633,784
NextEra Energy Capital Holdings,
Inc.
2,000,000 5.749%,  9/1/2025 2,001,280
NiSource, Inc.
1,080,000 0.950%,  8/15/2025 1,016,200
Pacific Gas and Electric Company
1,900,000 5.550%,  5/15/2029 1,879,092
Sempra
3,250,000 3.300%,  4/1/2025 3,177,180

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Utilities (4.5%) - continued
Southern California Edison
Company
$ 2,350,000 4.875%,  2/1/2027 $ 2,316,004
Southern Company
1,100,000 4.000%,  1/15/2051
d
1,049,307
1,250,000 3.750%,  9/15/2051
d
1,145,641
Vistra Operations Company, LLC
3,000,000 5.125%,  5/13/2025
a
2,955,009
WEC Energy Group, Inc.
1,900,000 5.600%,  9/12/2026 1,902,137
Total 55,947,065
Total Long-Term Fixed Income
(cost $1,269,521,812) 1,232,650,811
Shares
Collateral Held for Securities
Loaned ( 0.9% ) Value
11,548,606 Thrivent Cash Management Trust 11,548,606
Total Collateral Held for
Securities Loaned
(cost $11,548,606) 11,548,606
Shares Preferred Stock ( 0.1% ) Value
Financials (0.1%)
54,000 Citigroup Capital XIII, 11.961%
d
1,566,000
Total 1,566,000
Total Preferred Stock
(cost $1,490,400) 1,566,000
Shares or
Principal
Amount Short-Term Investments ( 1.1% ) Value
Federal Home Loan Bank Discount
Notes
9,440,000 5.270%, 5/1/2024
i
9,438,617
U.S. Treasury Bills
3,895,000 5.277%, 5/2/2024
i
3,894,427
Total Short-Term Investments
(cost $13,334,429) 13,333,044
Total Investments (cost
$1,295,895,247) 100.9% $1,259,098,461
Other Assets and Liabilities, Net
(0.9%) (11,040,727)
Total Net Assets 100.0% $1,248,057,734
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $523,358,306 or 41.9%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
c Denotes investments purchased on a when-issued or
delayed-delivery basis.
d Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e All or a portion of the security is insured or guaranteed.
f All or a portion of the security is on loan.
g Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
h Defaulted security.  Interest is not being accrued.
i The interest rate shown reflects the yield.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of 1933. The value of all restricted securities held in Limited
Maturity Bond Fund as of April 30, 2024 was $89,100 or
0.01% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 12/4/2013 $ 810,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Limited Maturity Bond
Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 11,084,766
Total lending $11,084,766
Gross amount payable upon return of
collateral for securities loaned $11,548,606
Net amounts due to counterparty $463,840
Definitions:
CLO - Collateralized Loan Obligation
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
Ser. - Series
Reference Rate Index:
CMT 1Y - Constant Maturity Treasury Yield 1 Year
LIBOR 1M - ICE Libor USD Rate 1 Month
RFUCCT1Y - Refinitiv USD IBOR Consumer Cash Fallbacks
Term 1 Year
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 3,174,758
Gross unrealized depreciation (41,656,893)
Net unrealized appreciation (depreciation) $ (38,482,135)
Cost for federal income tax purposes $ 1,297,580,596
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Limited Maturity Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 207,856,268 – 207,856,268 –
Basic Materials 23,226,485 – 23,226,485 –
Capital Goods 36,809,191 – 36,809,191 –
Collateralized Mortgage Obligations 125,799,993 – 125,799,993 –
Commercial Mortgage-Backed Securities 2,114,981 – 2,114,981 –
Communications Services 34,997,449 – 34,997,449 –
Consumer Cyclical 65,085,189 – 65,085,189 –
Consumer Non-Cyclical 69,305,358 – 69,305,358 –
Energy 52,901,932 – 52,901,932 –
Financials 410,803,047 – 410,803,047 –
Foreign Government 4,289,549 – 4,289,549 –
Mortgage-Backed Securities 4,997,283 – 4,997,283 –
Technology 31,856,611 – 31,856,611 –
Transportation 21,976,221 – 21,976,221 –
U.S. Government & Agencies 84,684,189 – 84,684,189 –
Utilities 55,947,065 – 55,947,065 –
Preferred Stock
Financials 1,566,000 1,566,000 – –
Short-Term Investments 13,333,044 – 13,333,044 –
Subtotal Investments in Securities $1,247,549,855 $1,566,000 $1,245,983,855 $–
Other Investments  * Total
Collateral Held for Securities Loaned 11,548,606
Subtotal Other Investments $11,548,606
Total Investments at Value $1,259,098,461
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Limited Maturity Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership
or control with the Fund.   The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending for the Fund.
Thrivent Cash Management Trust is established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Limited Maturity Bond
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $3,556 $41,398 $33,405 $11,549 11,549 0.9%
Total Collateral Held for Securities Loaned 3,556 11,549 0.9
Total Value $3,556 $11,549
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   $– $– – $22
Total Affiliated Income from Securities Loaned, Net $22
Total $– $– $–

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 95.9% ) Value
Communications Services (9.5%)
10,985 AT&T, Inc. $ 185,537
2,364 BCE, Inc. 77,669
279,000 CITIC Telecom International
Holdings, Ltd. 94,618
8,923 Deutsche Telekom AG 204,387
2,152 Electronic Arts, Inc. 272,917
1,700 KDDI Corporation 47,173
82,506 Koninklijke (Royal) KPN NV 299,838
175,300 Nippon Telegraph and Telephone
Corporation 189,265
3,400 SoftBank Corporation 41,010
336 Swisscom AG 184,332
21,715 Telefonica SA 97,274
119 T-Mobile US, Inc. 19,536
14,213 Verizon Communications, Inc. 561,271
Total 2,274,827
Consumer Discretionary (5.9%)
945 Dollarama, Inc. 78,832
13,944 Europris ASA
a,b
87,760
23,600 Heiwa Corporation 295,637
155 Home Depot, Inc. 51,804
1,807 McDonald's Corporation 493,383
96 Next plc 10,767
250 O'Reilly Automotive, Inc.
b
253,315
6,100 Sekisui House, Ltd. 140,180
Total 1,411,678
Consumer Staples (12.6%)
1,055 AAK AB 27,136
5,094 Alimentation Couche-Tard, Inc. 282,332
563 Church & Dwight Company, Inc. 60,742
2,395 Coca-Cola Company 147,939
5,405 Colgate-Palmolive Company 496,828
1,716 Kimberly-Clark Corporation 234,285
8,017 Koninklijke Ahold Delhaize NV 243,350
2,331 Kroger Company 129,091
1 Lindt & Spruengli AG 11,519
371 Loblaw Companies, Ltd. 40,683
4,207 Metro, Inc./CN 215,201
4,264 Mondelez International, Inc. 306,752
1,692 PepsiCo, Inc. 297,640
1,140 Procter & Gamble Company 186,048
69,400 Sheng Siong Group, Ltd. 78,671
4,252 Walmart, Inc. 252,356
Total 3,010,573
Energy (1.6%)
925 Ampol, Ltd. 21,843
79,800 Eneos Holdings, Inc. 368,693
Total 390,536
Financials (14.1%)
525 Aon plc 148,055
521 Berkshire Hathaway, Inc.
b
206,696
3,197 Brown & Brown, Inc. 260,684
2,301 Cboe Global Markets, Inc. 416,826
592 Chubb, Ltd. 147,195
1,477 CME Group, Inc. 309,638
2,710 Hartford Financial Services Group,
Inc. 262,572
841 Intercontinental Exchange, Inc. 108,287
Shares Common Stock (95.9%) Value
Financials (14.1%) - continued
36,100 Japan Post Holdings Company,
Ltd. $ 346,679
2,295 Marsh & McLennan Companies,
Inc. 457,692
100 Mastercard, Inc. 45,120
12,400 Mizuho Financial Group, Inc. 239,681
391 Nasdaq, Inc. 23,402
577 Progressive Corporation 120,160
8,300 Sumitomo Mitsui Trust Holdings,
Inc. 174,506
530 Tradeweb Markets, Inc. 53,906
240 Visa, Inc. 64,467
Total 3,385,566
Health Care (17.7%)
178 Abbott Laboratories 18,863
1,416 AbbVie, Inc. 230,298
471 Amgen, Inc. 129,026
1,268 Boston Scientific Corporation
b
91,131
153 Eli Lilly & Company 119,508
3,112 Galenica AG
a
238,125
5,472 Gilead Sciences, Inc. 356,774
486 Incyte Corporation
b
25,296
2,062 Johnson & Johnson 298,145
9,600 Kaken Pharmaceutical Company,
Ltd. 208,676
3,639 Laboratorios Farmaceuticos ROVI
SA 326,578
85 McKesson Corporation 45,663
2,600 Medipal Holdings Corporation 40,776
595 Medtronic plc 47,743
3,281 Merck & Company, Inc. 423,971
3,667 Novartis AG 355,910
1,776 Novo Nordisk AS 227,758
948 Pfizer, Inc. 24,288
3,047 Recordati SPA 162,141
133 Regeneron Pharmaceuticals, Inc.
b
118,458
5 Siegfried Holding AG 4,778
4,100 Takeda Pharmaceutical Company,
Ltd. 107,757
509 UnitedHealth Group, Inc. 246,203
1,033 Vertex Pharmaceuticals, Inc.
b
405,773
Total 4,253,639
Industrials (10.6%)
1,168 AMETEK, Inc. 204,003
490 Automatic Data Processing, Inc. 118,526
207 BAE Systems plc 3,443
3,500 CK Hutchison Holdings, Ltd. 16,999
214,700 ComfortDelGro Corporation, Ltd. 233,533
4,726 CSX Corporation 156,998
2,430 Fastenal Company 165,094
178 Flughafen Zurich AG 35,636
1,200 Jardine Matheson Holdings, Ltd. 46,044
414 Lockheed Martin Corporation 192,481
245 Paychex, Inc. 29,108
1,952 Republic Services, Inc. 374,198
4,200 Seino Holdings Company, Ltd. 56,268
962 Thomson Reuters Corporation 145,301
103 W.W. Grainger, Inc. 94,899
471 Waste Connections, Inc. 76,344
2,308 Waste Management, Inc. 480,110

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (95.9%) Value
Industrials (10.6%) - continued
779 Wolters Kluwer NV $ 116,622
Total 2,545,607
Information Technology (14.8%)
356 Accenture plc 107,124
1,856 Akamai Technologies, Inc.
b
187,326
615 Amphenol Corporation 74,274
359 Apple, Inc. 61,149
407 Cadence Design Systems, Inc.
b
112,181
940 Check Point Software
Technologies, Ltd.
b
140,455
11,487 Cisco Systems, Inc. 539,659
48 Constellation Software, Inc./
Canada 123,579
1,172 Indra Sistemas SA 22,405
428 International Business Machines
Corporation 71,134
1,761 Keysight Technologies, Inc.
b
260,522
22,200 Kyocera Corporation 270,588
674 Microsoft Corporation 262,408
1,766 Motorola Solutions, Inc. 598,939
223 Roper Industries, Inc. 114,056
1,405 TE Connectivity, Ltd. 198,779
750 Texas Instruments, Inc. 132,315
1,560 VeriSign, Inc.
b
264,389
Total 3,541,282
Materials (2.4%)
909 Barrick Gold Corporation 15,108
7,555 Buzzi SPA 272,209
400 Franco-Nevada Corporation 48,160
2,718 Holcim AG 227,518
Total 562,995
Real Estate (0.6%)
1,016 PSP Swiss Property AG 125,599
500 Sun Hung Kai Properties, Ltd. 4,612
200 Swiss Prime Site AG 18,467
Total 148,678
Utilities (6.1%)
4,343 Alliant Energy Corporation 216,281
18,000 CLP Holdings, Ltd. 141,589
29 Consolidated Edison, Inc. 2,738
640 Dominion Energy, Inc. 32,627
4,249 Evergy, Inc. 222,860
1,529 Eversource Energy 92,688
12,923 Italgas SPA 71,634
1,299 PNM Resources, Inc. 48,141
3,789 Portland General Electric
Company 163,799
18,000 Power Assets Holdings, Ltd. 103,251
37 Southern Company 2,720
6,695 Xcel Energy, Inc. 359,722
Total 1,458,050
Total Common Stock
(cost $20,700,051) 22,983,431
Shares Short-Term Investments ( 2.8% ) Value
Thrivent Core Short-Term Reserve
Fund
68,307 5.580% $ 683,075
Total Short-Term Investments
(cost $683,075) 683,075
Total Investments (cost
$21,383,126) 98.7% $23,666,506
Other Assets and Liabilities, Net
1.3% 299,764
Total Net Assets 100.0% $23,966,270
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $325,885 or 1.4% of total net assets.
b Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 2,659,721
Gross unrealized depreciation (492,540)
Net unrealized appreciation (depreciation) $ 2,167,181
Cost for federal income tax purposes $ 21,494,278

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 2,274,827 1,039,261 1,235,566 –
Consumer Discretionary 1,411,678 798,502 613,176 –
Consumer Staples 3,010,573 2,111,681 898,892 –
Energy 390,536 – 390,536 –
Financials 3,385,566 2,624,700 760,866 –
Health Care 4,253,639 2,581,140 1,672,499 –
Industrials 2,545,607 1,891,761 653,846 –
Information Technology 3,541,282 3,124,710 416,572 –
Materials 562,995 48,160 514,835 –
Real Estate 148,678 – 148,678 –
Utilities 1,458,050 1,141,576 316,474 –
Subtotal Investments in Securities $22,983,431 $15,361,491 $7,621,940 $–
Other Investments  * Total
Affiliated Short-Term Investments 683,075
Subtotal Other Investments $683,075
Total Investments at Value $23,666,506
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Low Volatility Equity Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Liability Derivatives
Futures Contracts 5,047 5,047 – –
Total Liability Derivatives $5,047 $5,047 $– $–

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
MSCI
-
Morgan Stanley Capital International
The following table presents Low Volatility Equity Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $117,971 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
Eurex MSCI World Index 6 June 2024 $ 635,707 ( $ 5,047)
Total Futures Long Contracts $ 635,707 ( $ 5,047)
Total Futures Contracts $ 635,707 ($5,047)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Low Volatility Equity Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 5,047
Total Equity Contracts 5,047
Total Liability Derivatives $5,047
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for Low
Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 68,915
Total Equity Contracts 68,915
Total $68,915
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Low Volatility Equity Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 11,832
Total Equity Contracts 11,832
Total $11,832
The following table presents Low Volatility Equity Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $599,435

Low Volatility Equity Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $483 $4,082 $3,882 $683 68 2.8%
Total Affiliated Short-Term Investments 483 683 2.8
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 416 416 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $483 $683
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $– $21
Total Income/Non Cash Income from Affiliated Investments $21
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 1
Total Affiliated Income from Securities Loaned, Net $1
Total $– $– $–

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97.9% ) Value
Communications Services (3.2%)
10,114 Cargurus, Inc.
a
$ 227,160
11,290 Pinterest, Inc.
a
377,651
5,146 Trade Desk, Inc.
a
426,346
Total 1,031,157
Consumer Discretionary (10.8%)
177 Chipotle Mexican Grill, Inc.
a
559,249
358 Deckers Outdoor Corporation
a
293,012
1,831 Five Below, Inc.
a
267,948
1,041 Lululemon Athletica, Inc.
a
375,385
11,389 Mobileye Global, Inc.
a
313,767
57 NVR, Inc.
a
424,014
1,087 Pool Corporation 394,070
5,145 SharkNinja, Inc. 330,721
3,095 Skyline Champion Corporation
a
232,094
4,078 Wyndham Hotels & Resorts, Inc. 299,774
Total 3,490,034
Consumer Staples (3.6%)
1,250 Casey's General Stores, Inc. 399,475
5,762 Celsius Holdings, Inc.
a
410,658
1,844 Lancaster Colony Corporation 351,853
Total 1,161,986
Energy (2.3%)
4,247 Matador Resources Company 264,588
18,356 TechnipFMC plc 470,281
Total 734,869
Financials (8.4%)
1,349 Arthur J. Gallagher & Company 316,597
3,159 Houlihan Lokey, Inc. 402,741
1,942 Jack Henry & Associates, Inc. 315,944
993 Kinsale Capital Group, Inc. 360,707
1,027 MSCI, Inc. 478,366
3,794 Northern Trust Corporation 312,588
3,807 Tradeweb Markets, Inc. 387,210
2,565 Western Alliance Bancorp 145,769
Total 2,719,922
Health Care (17.8%)
1,272 Align Technology, Inc.
a
359,187
1,748 Arcellx, Inc.
a
87,435
538 Argenx SE ADR
a
202,019
1,374 Ascendis Pharma AS ADR
a
190,217
12,939 Avantor, Inc.
a
313,512
6,796 Bio-Techne Corporation 429,575
655 Chemed Corporation 372,040
4,548 Dexcom, Inc.
a
579,370
3,343 Edwards Lifesciences Corporation
a
283,052
1,449 ICON plc
a
431,628
2,547 Immunocore Holdings plc ADR
a
150,477
1,191 Inspire Medical Systems, Inc.
a
287,817
4,045 Legend Biotech Corporation ADR
a
176,928
5,136 Progyny, Inc.
a
164,660
1,621 Repligen Corporation
a
266,168
1,545 Sarepta Therapeutics, Inc.
a
195,690
1,363 Shockwave Medical, Inc.
a
450,049
2,793 Veeva Systems, Inc.
a
554,578
1,696 Zoetis, Inc. 270,071
Total 5,764,473
Shares Common Stock (97.9%) Value
Industrials (18.9%)
3,683 Advanced Drainage Systems, Inc. $ 578,231
974 Carlisle Companies, Inc. 378,155
1,028 EMCOR Group, Inc. 367,171
13,688 ExlService Holdings, Inc.
a
396,952
5,655 Fastenal Company 384,201
12,161 Howmet Aerospace, Inc. 811,747
1,887 IDEX Corporation 416,008
1,771 Middleby Corporation
a
246,116
6,563 nVent Electric plc 472,995
2,067 Old Dominion Freight Line, Inc. 375,595
2,499 Regal Rexnord Corporation 403,264
1,004 Rockwell Automation, Inc. 272,044
559 Saia, Inc.
a
221,828
5,403 TransUnion 394,419
873 Watsco, Inc. 390,859
Total 6,109,585
Information Technology (27.5%)
5,245 Amphenol Corporation 633,439
1,887 Arista Networks, Inc.
a
484,129
3,674 ASGN, Inc.
a
354,357
1,147 CyberArk Software, Ltd.
a
274,420
7,964 Dynatrace Holdings, LLC
a
360,849
1,153 Enphase Energy, Inc.
a
125,400
7,379 Gitlab, Inc.
a
387,176
1,622 Globant SA
a
289,673
4,168 Guidewire Software, Inc.
a
460,147
828 HubSpot, Inc.
a
500,832
8,012 JFrog, Ltd.
a
319,519
444 Lam Research Corporation 397,118
6,740 Lattice Semiconductor
Corporation
a
462,364
4,335 Marvell Technology, Inc. 285,720
1,017 MongoDB, Inc.
a
371,388
823 Monolithic Power Systems, Inc. 550,859
1,805 Palo Alto Networks, Inc.
a
525,056
3,210 PTC, Inc.
a
569,582
1,011 Synopsys, Inc.
a
536,427
6,909 Trimble, Inc.
a
415,024
1,239 Tyler Technologies, Inc.
a
571,860
Total 8,875,339
Materials (2.3%)
787 Martin Marietta Materials, Inc. 462,024
2,765 RPM International, Inc. 295,606
Total 757,630
Real Estate (3.1%)
2,375 CBRE Group, Inc.
a
206,364
5,884 CoStar Group, Inc.
a
538,562
1,397 SBA Communications Corporation 260,009
Total 1,004,935
Total Common Stock
(cost $26,235,050) 31,649,930
Shares
Registered Investment
Companies ( 0.7% ) Value
U.S. Unaffiliated  (0.7%)
1,610 Communication Services Select
Sector SPDR Fund 125,355

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (0.7%) Value
U.S. Unaffiliated  (0.7%)- continued
591 SPDR S&P Oil & Gas Exploration
ETF
b
$ 89,495
Total 214,850
Total Registered Investment
Companies (cost $131,688) 214,850
Shares
Collateral Held for Securities
Loaned ( <0.1% ) Value
9,191 Thrivent Cash Management Trust 9,191
Total Collateral Held for
Securities Loaned
(cost $9,191) 9,191
Shares Short-Term Investments ( 1.5% ) Value
Thrivent Core Short-Term Reserve
Fund
47,597 5.580% 475,966
Total Short-Term Investments
(cost $475,966) 475,966
Total Investments (cost
$26,851,895) 100.1% $32,349,937
Other Assets and Liabilities, Net
(0.1%) (27,040)
Total Net Assets 100.0% $32,322,897
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Growth Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 8,632
Total lending $8,632
Gross amount payable upon return of
collateral for securities loaned $9,191
Net amounts due to counterparty $559
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $6,272,587
Gross unrealized depreciation (1,008,984)
Net unrealized appreciation (depreciation) $5,263,603
Cost for federal income tax purposes $27,086,334
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Mid Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 1,031,157 1,031,157 – –
Consumer Discretionary 3,490,034 3,490,034 – –
Consumer Staples 1,161,986 1,161,986 – –
Energy 734,869 734,869 – –
Financials 2,719,922 2,719,922 – –
Health Care 5,764,473 5,764,473 – –
Industrials 6,109,585 6,109,585 – –
Information Technology 8,875,339 8,875,339 – –
Materials 757,630 757,630 – –
Real Estate 1,004,935 1,004,935 – –
Registered Investment Companies
U.S. Unaffiliated 214,850 214,850 – –
Subtotal Investments in Securities $31,864,780 $31,864,780 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 475,966
Collateral Held for Securities Loaned 9,191
Subtotal Other Investments $485,157
Total Investments at Value $32,349,937
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $543 $5,119 $5,186 $ 476 48 1.5%
Total Affiliated Short-Term Investments 543 476 1.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   297 4,464 4,752 9 9 <0.1
Total Collateral Held for Securities Loaned 297 9 <0.1
Total Value $840 $485
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $– $15
Total Income/Non Cash Income from Affiliated Investments $15
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $–

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 97 .0% ) Value
Consumer Discretionary (13.4%)
18,426 Chipotle Mexican Grill, Inc.
a
$ 58,218,789
513,945 Crocs, Inc.
a
63,919,340
457,972 Garmin, Ltd. 66,163,215
102,724 Lululemon Athletica, Inc.
a
37,042,274
2,706,487 Mobileye Global, Inc.
a
74,563,717
21,429 NVR, Inc.
a
159,407,117
1,042,107 Skyline Champion Corporation
a
78,147,604
Total 537,462,056
Consumer Staples (4.6%)
666,678 BJ's Wholesale Club Holdings,
Inc.
a
49,787,513
151,799 Casey's General Stores, Inc. 48,511,924
1,404,504 Tyson Foods, Inc. 85,183,168
Total 183,482,605
Energy (5.3%)
1,125,855 Chesapeake Energy Corporation 101,191,847
1,300,584 Devon Energy Corporation 66,563,889
2,493,191 NOV, Inc. 46,099,102
Total 213,854,838
Financials (15.3%)
1,805,622 Ally Financial, Inc. 69,245,604
172,674 Ameriprise Financial, Inc. 71,105,427
1,060,565 Arch Capital Group, Ltd.
a
99,205,250
262,387 Kinsale Capital Group, Inc. 95,312,078
720,548 Northern Trust Corporation 59,365,950
1,703,038 Radian Group, Inc. 50,869,745
505,833 Tradeweb Markets, Inc. 51,448,274
985,115 Western Alliance Bancorp 55,984,085
1,467,851 Zions Bancorp NA 59,858,964
Total 612,395,377
Health Care (9.2%)
320,261 Align Technology, Inc.
a
90,435,301
479,324 AMN Healthcare Services, Inc.
a
28,749,853
305,815 Charles River Laboratories
International, Inc.
a
70,031,635
697,592 Edwards Lifesciences Corporation
a
59,065,115
303,141 Masimo Corporation
a
40,745,182
1,302,234 Option Care Health, Inc.
a
38,923,774
325,998 Sarepta Therapeutics, Inc.
a
41,290,907
Total 369,241,767
Industrials (21.1%)
707,977 Advanced Drainage Systems, Inc. 111,152,389
156,051 Axon Enterprise, Inc.
a
48,946,957
442,008 Expeditors International of
Washington, Inc. 49,199,910
1,115,534 Fastenal Company 75,789,380
1,439,554 Howmet Aerospace, Inc. 96,090,229
263,891 Lincoln Electric Holdings, Inc. 57,931,991
333,130 Old Dominion Freight Line, Inc. 60,533,052
367,079 Quanta Services, Inc. 94,911,946
147,209 Rockwell Automation, Inc. 39,887,751
1,006,130 Timken Company 89,766,919
186,649 United Rentals, Inc. 124,679,666
Total 848,890,190
Information Technology (11.0%)
1,112,900 Ciena Corporation
a
51,449,367
Shares Common Stock (97.0%) Value
Information Technology (11.0%) - continued
76,925 DocuSign, Inc.
a
$ 4,353,955
2,506,830 Dropbox, Inc.
a
58,058,183
392,074 Enphase Energy, Inc.
a
42,641,968
412,489 NICE, Ltd. ADR
a
92,195,416
587,239 ON Semiconductor Corporation
a
41,200,688
1,888,845 Trimble, Inc.
a
113,462,919
877,846 Varonis Systems, Inc.
a
38,405,763
Total 441,768,259
Materials (7.4%)
369,056 Albemarle Corporation
b
44,401,128
1,761,521 Ball Corporation 122,549,016
1,011,019 Steel Dynamics, Inc. 131,553,792
Total 298,503,936
Real Estate (4.5%)
582,208 Alexandria Real Estate Equities,
Inc. 67,460,441
262,136 Extra Space Storage, Inc. 35,199,622
417,236 SBA Communications Corporation 77,655,965
Total 180,316,028
Utilities (5.2%)
1,356,927 Alliant Energy Corporation 67,574,965
2,347,859 CenterPoint Energy, Inc. 68,416,611
2,584,247 NiSource, Inc. 71,997,121
Total 207,988,697
Total Common Stock
(cost $2,847,333,567) 3,893,903,753
Shares
Collateral Held for Securities
Loaned ( 0 .2% ) Value
6,810,075 Thrivent Cash Management Trust 6,810,075
Total Collateral Held for
Securities Loaned
(cost $6,810,075) 6,810,075
Shares Short-Term Investments ( 3 .0% ) Value
Thrivent Core Short-Term Reserve
Fund
11,822,421 5.580% 118,224,211
Total Short-Term Investments
(cost $118,196,073) 118,224,211
Total Investments (cost
$2,972,339,715) 100.2% $ 4,018,938,039
Other Assets and Liabilities, Net
(0.2%) (6,032,788)
Total Net Assets 100.0% $ 4,012,905,251
a Non-income producing security.
b All or a portion of the security is on loan.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Mid Cap Stock Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 6,388,461
Total lending $6,388,461
Gross amount payable upon return of
collateral for securities loaned $6,810,075
Net amounts due to counterparty $421,614
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 1,141,413,515
Gross unrealized depreciation (98,593,215)
Net unrealized appreciation (depreciation) $ 1,042,820,300
Cost for federal income tax purposes $ 2,976,117,739
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Mid Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Consumer Discretionary 537,462,056 537,462,056 – –
Consumer Staples 183,482,605 183,482,605 – –
Energy 213,854,838 213,854,838 – –
Financials 612,395,377 612,395,377 – –
Health Care 369,241,767 369,241,767 – –
Industrials 848,890,190 848,890,190 – –
Information Technology 441,768,259 441,768,259 – –
Materials 298,503,936 298,503,936 – –
Real Estate 180,316,028 180,316,028 – –
Utilities 207,988,697 207,988,697 – –
Subtotal Investments in Securities $ 3,893,903,753 $ 3,893,903,753 $ – $ –
Other Investments  * Total
Affiliated Short-Term Investments 118,224,211
Collateral Held for Securities Loaned 6,810,075
Subtotal Other Investments $ 125,034,286
Total Investments at Value $ 4,018,938,039
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Mid Cap Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 169,310 $ 325,027 $ 376,113 $ 118,224 11,822 3.0%
Total Affiliated Short-Term Investments 169,310 118,224 3.0
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 98,191 91,381 6,810 6,810 0.2
Total Collateral Held for Securities Loaned – 6,810 0.2
Total Value $ 169,310 $ 125,034
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $3,410
Total Income/Non Cash Income from Affiliated Investments $3,410
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 3
Total Affiliated Income from Securities Loaned, Net $3
Total $– $– $ –

Mid Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .1% ) Value
Communications Services (2.4%)
41,247 Imax Corporation
a
$ 660,365
35,573 Warner Brothers Discovery, Inc.
a
261,817
Total 922,182
Consumer Discretionary (10.3%)
7,583 Cedar Fair, LP 293,235
16,160 Cheesecake Factory, Inc. 557,843
3,474 D.R. Horton, Inc. 495,010
5,852 Lear Corporation 736,591
9,308 PUMA SE 429,760
3,893 Signet Jewelers, Ltd. 381,631
12,625 Six Flags Entertainment
Corporation
a
297,698
7,989 Tapestry, Inc. 318,921
13,199 Yum China Holding, Inc. 481,895
Total 3,992,584
Consumer Staples (5.8%)
4,374 Dollar Tree, Inc.
a
517,225
4,044 J & J Snack Foods Corporation 555,201
3,105 J.M. Smucker Company 356,609
3,962 Lamb Weston Holdings, Inc. 330,193
6,655 Sysco Corporation 494,600
Total 2,253,828
Energy (8.7%)
7,450 Chesapeake Energy Corporation 669,606
26,584 Coterra Energy, Inc. 727,338
13,399 Devon Energy Corporation 685,761
17,742 Enterprise Products Partners, LP 498,195
6,706 Helmerich & Payne, Inc. 263,747
1,737 Marathon Petroleum Corporation 315,648
5,216 Noble Corporation plc 231,486
Total 3,391,781
Financials (19.1%)
4,388 Allstate Corporation 746,223
4,060 Capital One Financial Corporation 582,326
19,192 Carlyle Group, Inc. 859,802
2,700 Cboe Global Markets, Inc. 489,105
8,408 Comerica, Inc. 421,829
14,991 Equitable Holdings, Inc. 553,318
2,963 M&T Bank Corporation 427,828
4,146 Raymond James Financial, Inc. 505,812
5,916 Selective Insurance Group, Inc. 601,361
10,319 Texas Capital Bancshares, Inc.
a
592,311
18,953 U.S. Bancorp 770,060
4,285 Voya Financial, Inc. 292,066
5,932 Wintrust Financial Corporation 573,268
Total 7,415,309
Health Care (8.7%)
25,299 Avantor, Inc.
a
612,995
15,789 Baxter International, Inc. 637,402
2,147 Humana, Inc. 648,587
4,033 Johnson & Johnson 583,131
2,441 Laboratory Corporation of America
Holdings 491,544
2,283 Universal Health Services, Inc. 389,092
Total 3,362,751
Shares Common Stock (98.1%) Value
Industrials (17.5%)
4,525 AGCO Corporation $ 516,710
16,452 Barnes Group, Inc. 571,213
2,756 Booz Allen Hamilton Holding
Corporation 406,978
1,141 Carlisle Companies, Inc. 442,993
20,010 Flowserve Corporation 943,672
3,070 General Dynamics Corporation 881,366
10,794 Hexcel Corporation 693,083
2,894 JB Hunt Transport Services, Inc. 470,478
8,323 MSC Industrial Direct Company,
Inc. 759,390
17,407 Southwest Airlines Company 451,538
18,696 Werner Enterprises, Inc. 639,403
Total 6,776,824
Information Technology (7.5%)
5,172 CommVault Systems, Inc.
a
529,975
3,097 Jabil, Inc. 363,464
23,892 Knowles Corporation
a
378,211
6,492 MKS Instruments, Inc. 772,418
1,862 PTC, Inc.
a
330,393
7,559 Western Digital Corporation
a
535,404
Total 2,909,865
Materials (7.2%)
15,739 Alcoa Corporation 553,069
13,007 Axalta Coating Systems, Ltd.
a
408,940
9,217 Berry Plastics Group, Inc. 522,051
4,661 Celanese Corporation 715,976
7,394 CF Industries Holdings, Inc. 583,904
Total 2,783,940
Real Estate (5.6%)
2,013 AvalonBay Communities, Inc. 381,604
3,232 CBRE Group, Inc.
a
280,829
5,434 Crown Castle, Inc. 509,600
40,796 Healthcare Realty Trust, Inc. 580,527
3,140 Simon Property Group, Inc. 441,264
Total 2,193,824
Utilities (5.3%)
7,713 Alliant Energy Corporation 384,108
2,870 Constellation Energy Corporation 533,648
4,488 DTE Energy Company 495,116
22,749 NiSource, Inc. 633,787
Total 2,046,659
Total Common Stock
(cost $34,474,448) 38,049,547
Shares Short-Term Investments ( 1 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
57,917 5.580% 579,173
Total Short-Term Investments
(cost $579,173) 579,173
Total Investments (cost
$35,053,621) 99.6% $ 38,628,720
Other Assets and Liabilities, Net
0.4% 153,684
Total Net Assets 100.0% $ 38,782,404

Mid Cap Value Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

a Non-income producing security.
Definitions:
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,670,426
Gross unrealized depreciation (2,113,804)
Net unrealized appreciation (depreciation) $ 3,556,622
Cost for federal income tax purposes $ 35,072,098
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Mid Cap Value Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 922,182 922,182 – –
Consumer Discretionary 3,992,584 3,562,824 429,760 –
Consumer Staples 2,253,828 2,253,828 – –
Energy 3,391,781 3,391,781 – –
Financials 7,415,309 7,415,309 – –
Health Care 3,362,751 3,362,751 – –
Industrials 6,776,824 6,776,824 – –
Information Technology 2,909,865 2,909,865 – –
Materials 2,783,940 2,783,940 – –
Real Estate 2,193,824 2,193,824 – –
Utilities 2,046,659 2,046,659 – –
Subtotal Investments in Securities $ 38,049,547 $ 37,619,787 $ 429,760 $ –
Other Investments  * Total
Affiliated Short-Term Investments 579,173
Subtotal Other Investments $ 579,173
Total Investments at Value $ 38,628,720
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund.  The Fund owns shares of Thrivent Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Mid Cap Value Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 488 $ 4,851 $ 4,760 $ 579 58 1.5%
Total Affiliated Short-Term Investments 488 579 1.5
Total Value $ 488 $ 579
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $20
Total Income/Non Cash Income from Affiliated Investments $20
Total $– $– $ –

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.
178
Shares
Registered Investment
Companies ( 44.5% ) Value
U.S. Affiliated  (43.8%)
7,593,175 Thrivent Core Emerging Markets
Debt Fund $ 59,758,288
2,184,748 Thrivent Core Emerging Markets
Equity Fund 19,793,818
1,172,248 Thrivent Core International Equity
Fund 12,015,539
196,259 Thrivent Core Low Volatility Equity
Fund 2,086,228
4,123,556 Thrivent Core Mid Cap Value Fund 43,957,109
5,112,127 Thrivent Core Small Cap Value
Fund 51,530,244
2,949,158 Thrivent Global Stock Fund, Class
S 80,305,565
10,348,575 Thrivent High Yield Fund, Class S 42,532,642
15,681,907 Thrivent Income Fund, Class S 123,102,971
13,412,067 Thrivent International Allocation
Fund, Class S 138,680,776
18,230,662 Thrivent Large Cap Growth Fund,
Class S 346,564,880
11,323,175 Thrivent Large Cap Value Fund,
Class S 329,730,859
5,877,596 Thrivent Limited Maturity Bond
Fund, Class S 71,295,243
5,089,230 Thrivent Mid Cap Stock Fund,
Class S 180,922,131
1,603,483 Thrivent Small Cap Stock Fund,
Class S 47,799,831
Total 1,550,076,124
U.S. Unaffiliated  (0.7%)
4,176 Communication Services Select
Sector SPDR Fund 325,143
7,862 Invesco QQQ Trust Series 1 3,338,127
6,382 iShares Biotechnology ETF 810,003
86,745 iShares Broad USD High Yield
Corporate Bond ETF
a
3,117,615
46,555 SPDR Bloomberg High Yield Bond
ETF
a
4,349,634
27,310 SPDR S&P 500 ETF Trust 13,709,074
11,533 SPDR S&P Biotech ETF 975,923
1,538 SPDR S&P Oil & Gas Exploration
ETF 232,899
Total 26,858,418
Total Registered Investment
Companies (cost $1,141,083,611) 1,576,934,542
Shares Common Stock ( 21.2% ) Value
Communications Services (1.3%)
27,010 Alphabet, Inc., Class A
b
4,396,688
65,937 Alphabet, Inc., Class C
b
10,855,868
30,785 Altice USA, Inc.
b
59,415
10,568 AMC Networks, Inc.
b
112,232
3,846 Bandwidth, Inc.
b
69,997
74,444 Cargurus, Inc.
b
1,672,012
3,470 Cogent Communications Holdings 222,705
68,271 Comcast Corporation 2,601,808
7,741 E.W. Scripps Company
b
29,106
17,055 Electronic Arts, Inc. 2,162,915
10,147 Emerald Holding, Inc.
b
58,345
4,080 Entravision Communications
Corporation
a
8,527
22,202 iHeartMedia, Inc.
b
46,624
Shares Common Stock (21.2%) Value
Communications Services (1.3%) - continued
6,806 Imax Corporation
b
$ 108,964
46,995 Integral Ad Science Holding
Corporation
b
450,682
2,636 Interpublic Group of Companies,
Inc. 80,240
7,923 Iridium Communications, Inc. 243,949
2,336 Liberty Global, Ltd., Class A
b
37,131
11,928 Liberty Latin America, Ltd., Class
A
b
90,056
2,149 Liberty Media Corporation-Liberty
Live Group
b
80,201
600 Live Nation Entertainment, Inc.
b
53,346
89,438 Lumen Technologies, Inc.
a,b
106,431
1,265 Match Group, Inc.
b
38,987
27,076 Meta Platforms, Inc. 11,647,283
3,322 Netflix, Inc.
b
1,829,226
490 Omnicom Group, Inc. 45,492
29,181 Pinterest, Inc.
b
976,105
58,959 QuinStreet, Inc.
b
1,066,568
5,071 Roku, Inc.
b
292,394
3,974 Sinclair, Inc. 48,880
3,524 TechTarget, Inc.
b
96,910
9,178 Telephone and Data Systems, Inc. 143,636
15,404 Trade Desk, Inc.
b
1,276,221
99,158 Verizon Communications, Inc. 3,915,750
101,765 Warner Brothers Discovery, Inc.
b
748,990
618 Windstream Services, LLC
b
7,571
Total 45,681,255
Consumer Discretionary (2.1%)
214 Adient plc
b
6,392
85,721 Amazon.com, Inc.
b
15,001,175
1,569 American Axle & Manufacturing
Holdings, Inc.
b
11,516
21,314 American Eagle Outfitters, Inc. 517,078
19,603 Aptiv plc
b
1,391,813
9,204 Autoliv, Inc. 1,102,547
1,125 Beazer Homes USA, Inc.
b
31,534
1,046 Best Buy Company, Inc. 77,027
411 Booking Holdings, Inc. 1,418,784
14,596 Boot Barn Holdings, Inc.
b
1,554,036
3,036 Brunswick Corporation 244,823
4,291 Buckle, Inc. 160,440
249 Carvana Company
b
20,647
49 Cavco Industries, Inc.
b
17,846
508 Chipotle Mexican Grill, Inc.
b
1,605,077
19,156 Columbia Sportswear Company 1,525,392
211 Container Store Group, Inc.
b

14,676 Cooper-Standard Holdings, Inc.
b
226,451
1,366 Coursera, Inc.
b
13,961
1,424 Crocs, Inc.
b
177,103
1,487 Culp, Inc.
b
6,781
7,004 D.R. Horton, Inc. 998,000
21,801 Dana, Inc. 270,986
334 Darden Restaurants, Inc. 51,239
927 Deckers Outdoor Corporation
b
758,722
811 DoorDash, Inc.
b
104,830
90 Dorman Products, Inc.
b
7,870
20,316 eBay, Inc. 1,047,087
919 El Pollo Loco Holdings, Inc.
b
7,830
2,822 Etsy, Inc.
b
193,787
15,147 Everi Holdings, Inc.
b
123,751
7,150 Expedia Group, Inc.
b
962,604
4,749 Five Below, Inc.
b
694,969
271 Fox Factory Holding Corporation
b
10,547

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Consumer Discretionary (2.1%) - continued
20,625 Gap, Inc. $ 423,225
1,268 Garmin, Ltd. 183,188
27,401 Gentex Corporation 939,854
1,982 Genuine Parts Company 311,590
8,127 Goodyear Tire & Rubber
Company
b
97,199
110 Graham Holdings Company 77,151
6,429 Grand Canyon Education, Inc.
b
835,899
3,821 Green Brick Partners, Inc.
b
206,831
31,890 Hanesbrands, Inc.
b
145,418
1,501 Harley-Davidson, Inc. 51,619
18,266 Hilton Worldwide Holdings, Inc. 3,603,516
11,817 Home Depot, Inc. 3,949,478
7,629 Kohl's Corporation 182,638
21,457 Laureate Education, Inc. 311,127
3,482 Lear Corporation 438,279
4,104 Leggett & Platt, Inc. 74,159
862 Lennar Corporation 130,696
916 Light & Wonder, Inc.
b
81,762
16,803 LKQ Corporation 724,713
9,405 Lowe's Companies, Inc. 2,144,246
2,983 Lululemon Athletica, Inc.
b
1,075,670
536 M/I Homes, Inc.
b
62,294
11,035 McDonald's Corporation 3,012,996
5,263 Meritage Homes Corporation 872,290
37,066 Mobileye Global, Inc.
b
1,021,168
11,587 Modine Manufacturing Company
b
1,073,304
4,617 Mohawk Industries, Inc.
b
532,432
7,231 Nordstrom, Inc. 137,461
206 NVR, Inc.
b
1,532,403
2,462 O'Reilly Automotive, Inc.
b
2,494,646
3,242 Polaris, Inc. 276,089
2,803 Pool Corporation 1,016,172
58,082 Qurate Retail, Inc.
b
47,714
1,943 Ralph Lauren Corporation 317,953
2,711 Ross Stores, Inc. 351,210
11,358 Savers Value Village, Inc.
b
187,634
537 Shake Shack, Inc.
b
56,841
20,709 SharkNinja, Inc. 1,331,175
25,712 Skyline Champion Corporation
b
1,928,143
15,536 Sony Group Corporation ADR
a
1,282,808
19,048 Starbucks Corporation 1,685,558
53,132 Stoneridge, Inc.
b
795,917
16,189 Tesla, Inc.
b
2,967,120
9,429 Texas Roadhouse, Inc. 1,515,995
71,034 ThredUp, Inc.
b
113,654
517 TopBuild Corporation
b
209,214
13,505 Travel + Leisure Company 588,008
7 Ulta Beauty, Inc.
b
2,834
2,069 United Parks & Resorts, Inc.
b
105,147
5,573 Upbound Group, Inc. 172,819
11,258 Urban Outfitters, Inc.
b
438,612
106 Visteon Corporation
b
11,727
4,545 Wendy's Company 90,855
884 Wingstop, Inc. 340,154
13,334 Wyndham Hotels & Resorts, Inc. 980,182
40,454 Yum China Holding, Inc. 1,476,976
Total 75,360,586
Consumer Staples (0.9%)
42,093 Altria Group, Inc. 1,844,094
386 Archer-Daniels-Midland Company 22,643
5,223 BellRing Brands, Inc.
b
288,153
17,514 BJ's Wholesale Club Holdings,
Inc.
b
1,307,945
Shares Common Stock (21.2%) Value
Consumer Staples (0.9%) - continued
3,657 Casey's General Stores, Inc. $ 1,168,704
27,472 Celsius Holdings, Inc.
b
1,957,929
12,427 Coca-Cola Company 767,616
844 Costco Wholesale Corporation 610,128
123,058 Coty, Inc.
b
1,407,783
661 Darling Ingredients, Inc.
b
28,007
504 Dollar Tree, Inc.
b
59,598
9,183 e.l.f. Beauty, Inc.
b
1,492,513
3,134 Flowers Foods, Inc. 78,162
7,722 J & J Snack Foods Corporation 1,060,153
3,848 John B. Sanfilippo & Son, Inc. 383,646
76,026 Kenvue, Inc. 1,430,809
3,110 Kroger Company 172,232
19,034 Lamb Weston Holdings, Inc. 1,586,294
10,729 Lancaster Colony Corporation 2,047,200
132 McCormick & Company, Inc. 10,040
1,363 PepsiCo, Inc. 239,765
33,634 Philip Morris International, Inc. 3,193,212
15,112 Pilgrim's Pride Corporation
b
544,334
621 PriceSmart, Inc. 50,046
15,435 Procter & Gamble Company 2,518,992
33,349 Sysco Corporation 2,478,498
7,906 Turning Point Brands, Inc. 228,009
3,895 Tyson Foods, Inc. 236,232
4,147 US Foods Holding Corporation
b
208,387
101,851 Walmart, Inc. 6,044,857
Total 33,465,981
Energy (1.0%)
26,256 Archrock, Inc. 503,853
13,323 Baker Hughes Company 434,596
1,395 Cactus, Inc. 69,248
2,659 California Resources Corporation 140,555
6,027 Chesapeake Energy Corporation 541,707
2,684 Chevron Corporation 432,849
24,667 ConocoPhillips 3,098,668
10,844 Delek US Holdings, Inc. 296,366
44,286 Devon Energy Corporation 2,266,557
79,723 Enterprise Products Partners, LP 2,238,622
19,683 EOG Resources, Inc. 2,600,715
11,114 Expro Group Holdings NV
b
208,499
41,362 Exxon Mobil Corporation 4,891,884
2,480 Gulfport Energy Corporation
b
393,601
63,247 Halliburton Company 2,369,865
1,031 International Seaways, Inc. 57,004
4,261 Kodiak Gas Services, Inc. 115,814
17,358 Liberty Energy, Inc. 381,876
2,091 Marathon Oil Corporation 56,143
8,505 Marathon Petroleum Corporation 1,545,529
24,714 Matador Resources Company 1,539,682
7,391 Murphy Oil Corporation 329,934
5,615 Noble Corporation plc 249,194
38,045 NOV, Inc. 703,452
5,390 Ovintiv, Inc. 276,615
11,998 Par Pacific Holdings, Inc.
b
369,538
4,189 Phillips 66 599,907
9,405 Pioneer Natural Resources
Company 2,532,955
38,122 ProPetro Holding Corporation
b
332,424
13,161 Schlumberger NV 624,884
15,759 Shell plc ADR 1,129,290
13,649 SM Energy Company 661,840
94,446 TechnipFMC plc 2,419,706
13,029 TETRA Technologies, Inc.
b
55,894
7,684 Viper Energy, Inc. 293,221

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Energy (1.0%) - continued
41,349 Williams Companies, Inc. $ 1,586,148
Total 36,348,635
Financials (3.5%)
3,090 1st Source Corporation 153,264
8,845 Allstate Corporation 1,504,181
20,338 Ally Financial, Inc. 779,962
4,471 Amalgamated Financial
Corporation 109,718
3,650 American Express Company 854,210
33,032 American International Group, Inc. 2,487,640
2,704 Ameriprise Financial, Inc. 1,113,480
930 Ameris Bancorp 44,156
13,581 Annaly Capital Management, Inc. 254,508
45 Apollo Global Management, Inc. 4,877
2,902 Arch Capital Group, Ltd.
b
271,453
3,883 Arthur J. Gallagher & Company 911,301
6,827 Artisan Partners Asset
Management, Inc. 279,429
2,333 Associated Banc-Corp 49,156
3,112 Assurant, Inc. 542,733
2,514 Assured Guaranty, Ltd. 192,824
1,204 Atlantic Union Bankshares
Corporation 38,251
962 Axis Capital Holdings, Ltd. 58,999
652 Axos Financial, Inc.
b
32,998
2,036 Bancorp, Inc.
b
60,958
109,640 Bank of America Corporation 4,057,776
194 Bank of Hawaii Corporation
a
10,998
4,390 Bank of Marin Bancorp 63,040
6,770 Bank of N.T. Butterfield & Son, Ltd. 230,180
47,866 Bank of New York Mellon
Corporation 2,703,950
2,651 Bank OZK 118,367
2,687 BankFinancial Corporation 25,983
411 BankUnited, Inc. 10,986
3,980 Banner Corporation 173,647
747 Bar Harbor Bankshares 18,735
864 BayCom Corporation 17,090
5,053 BCB Bancorp, Inc. 47,599
9,491 Berkshire Hathaway, Inc.
b
3,765,364
10,542 Berkshire Hills Bancorp, Inc. 224,755
1,512 BlackRock, Inc. 1,141,016
2,212 Block, Inc.
b
161,476
38,346 Blue Owl Capital, Inc. 724,356
315 BOK Financial Corporation 27,950
15,838 Bridgewater Bancshares, Inc.
b
172,317
5,065 Brighthouse Financial, Inc.
b
244,386
5,558 BrightSpire Capital, Inc. 34,960
24,161 Brookline Bancorp, Inc. 200,536
11,882 Brown & Brown, Inc. 968,858
4,758 Business First Bancshares, Inc. 96,064
6,336 Byline Bancorp, Inc. 137,301
4,787 Cadence Bank 132,456
877 Camden National Corporation 27,380
313 Capital City Bank Group, Inc. 8,301
10,551 Capital One Financial Corporation 1,513,330
12,268 Capitol Federal Financial, Inc. 58,518
40,019 Carlyle Group, Inc. 1,792,851
6,751 Cathay General Bancorp 232,504
6,115 Cboe Global Markets, Inc. 1,107,732
16,114 Central Pacific Financial
Corporation 321,313
37,996 Charles Schwab Corporation 2,809,804
15,751 Chubb, Ltd. 3,916,329
Shares Common Stock (21.2%) Value
Financials (3.5%) - continued
2,663 Cincinnati Financial Corporation $ 308,082
4,849 Citigroup, Inc. 297,389
1,076 Citizens Financial Group, Inc. 36,702
4,206 CNB Financial Corporation 79,914
7,062 CNO Financial Group, Inc. 185,942
540 Coinbase Global, Inc.
b
110,122
25,685 Columbia Banking System, Inc. 483,135
29,412 Comerica, Inc. 1,475,600
3,631 Commerce Bancshares, Inc. 198,543
222 Community Bank System, Inc. 9,595
6,538 Community Trust Bancorp, Inc. 274,661
463 Community West Bancshares
a
7,950
1,874 ConnectOne Bancorp, Inc. 33,563
717 Corpay, Inc.
b
216,634
1,716 Cullen/Frost Bankers, Inc. 179,047
4,456 Customers Bancorp, Inc.
b
203,506
809 CVB Financial Corporation 13,219
2,070 Dime Community Bancshares, Inc. 37,674
14,114 Discover Financial Services 1,788,667
5,423 Eagle Bancorp, Inc. 100,271
4,952 East West Bancorp, Inc. 368,875
7,046 Ellington Credit Company 46,574
2,092 Employers Holdings, Inc. 89,098
3,909 Enova International, Inc.
b
236,612
382 Enterprise Bancorp, Inc./MA 9,283
7,060 Enterprise Financial Services
Corporation 268,351
2,107 Equity Bancshares, Inc. 70,184
417 EVERTEC, Inc. 15,650
29,433 F.N.B. Corporation 392,636
2,040 FactSet Research Systems, Inc. 850,456
817 Farmers National Banc
Corporation 9,665
24,303 Federated Hermes, Inc. 798,354
2,444 Fidelity National Information
Services, Inc. 165,997
2,063 Fifth Third Bancorp 75,217
5,748 Financial Institutions, Inc. 98,981
1,973 First Bancorp/Puerto Rico 34,034
10,914 First Bancshares, Inc. 261,281
316 First Citizens BancShares, Inc./NC 533,016
10,352 First Commonwealth Financial
Corporation 136,543
3,586 First Financial Bancorp 79,286
2,895 First Financial Bankshares, Inc. 85,576
2,819 First Financial Corporation 102,640
1,515 First Hawaiian, Inc. 31,951
17,953 First Horizon Corporation 267,859
1,211 First Internet Bancorp 37,602
7,058 First Interstate BancSystem, Inc. 188,449
2,301 First Merchants Corporation 76,899
3,602 First Mid-Illinois Bancshares, Inc. 111,518
8,422 First of Long Island Corporation 79,756
6,161 Fiserv, Inc.
b
940,600
383 Five Star Bancorp 8,280
8,676 Flushing Financial Corporation 95,610
3,291 Flywire Corporation
b
67,466
11,614 Fulton Financial Corporation 192,212
23,970 Glacier Bancorp, Inc. 867,235
2,849 Global Payments, Inc. 349,772
3,103 Great Southern Bancorp, Inc. 159,494
3,817 Green Dot Corporation
b
33,399
12,365 Hamilton Lane, Inc. 1,381,418
5,927 Hancock Whitney Corporation 269,027
21,174 Hanmi Financial Corporation 323,962

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Financials (3.5%) - continued
2,182 Hanover Insurance Group, Inc. $ 283,267
3,312 Hartford Financial Services Group,
Inc. 320,900
12,306 Heartland Financial USA, Inc. 518,206
12,950 Heritage Commerce Corporation 102,823
10,603 Heritage Financial Corporation 188,097
4,395 Home BancShares, Inc. 104,074
6,607 Hometrust Bancshares, Inc. 169,800
20,254 Hope Bancorp, Inc. 202,945
607 Horace Mann Educators
Corporation 22,374
9,515 Horizon Bancorp, Inc. 109,232
22,364 Houlihan Lokey, Inc. 2,851,186
3,688 Huntington Bancshares, Inc./OH 49,677
6,238 Independent Bank Corporation 313,397
6,090 Independent Bank Corporation/MI 151,093
36,698 Intercontinental Exchange, Inc. 4,725,235
755 International Bancshares
Corporation 42,016
37,962 Invesco, Ltd. 537,922
38,464 J.P. Morgan Chase & Company 7,375,087
5,630 Jack Henry & Associates, Inc. 915,945
19,976 Janus Henderson Group plc 623,651
1,249 Jefferies Financial Group, Inc. 53,782
18,314 Kearny Financial Corporation/MD 98,896
28,118 KeyCorp 407,430
6,576 Kinsale Capital Group, Inc. 2,388,732
1,517 KKR & Company, Inc. 141,187
3,697 KKR Real Estate Finance Trust,
Inc. 34,789
5,237 Lazard, Inc. 201,625
1,374 LendingTree, Inc.
b
66,323
469 M&T Bank Corporation 67,719
11,878 Marsh & McLennan Companies,
Inc. 2,368,830
5,422 Mastercard, Inc. 2,446,406
3,718 Mercantile Bank Corporation 134,145
24,752 MetLife, Inc. 1,759,372
18,747 MFA Financial, Inc. 198,531
78,547 MGIC Investment Corporation 1,592,933
1,009 Mid Penn Bancorp, Inc. 20,412
6,055 Midland States Bancorp, Inc. 132,605
10,525 MidWestOne Financial Group, Inc. 212,289
1,789 Moody's Corporation 662,520
8,691 Mr. Cooper Group, Inc.
b
670,945
7,274 MSCI, Inc. 3,388,156
417 MVB Financial Corporation 7,494
45,815 Nasdaq, Inc. 2,742,028
5,976 National Bank Holdings
Corporation 195,594
6,499 Navient Corporation 97,615
2,227 NCR Atleos Corporation
b
44,384
101 Nelnet, Inc. 9,512
29,826 NMI Holdings, Inc.
b
920,430
11,758 Northern Trust Corporation 968,742
5,706 Northfield Bancorp, Inc. 47,588
318 Northrim BanCorp, Inc. 15,200
13,323 Northwest Bancshares, Inc. 141,224
24,782 NU Holdings, Ltd./Cayman
Islands
b
269,133
18,338 OceanFirst Financial Corporation 270,669
8,467 OFG Bancorp 305,743
8,105 Old National Bancorp 134,057
5,630 Old Republic International
Corporation 168,112
Shares Common Stock (21.2%) Value
Financials (3.5%) - continued
6,737 Old Second Bancorp, Inc. $ 92,297
17,183 OneMain Holdings, Inc. 895,406
8,464 Pacific Premier Bancorp, Inc. 181,976
15,333 PayPal Holdings, Inc.
b
1,041,417
1,680 PCB Bancorp 24,461
1,344 PennyMac Financial Services, Inc. 115,100
3,756 Peoples Bancorp, Inc./OH 109,074
2,174 Pinnacle Financial Partners, Inc. 166,746
452 PNC Financial Services Group,
Inc. 69,274
1,993 Popular, Inc. 169,385
5,891 Premier Financial Corporation 114,168
3,696 Principal Financial Group, Inc. 292,501
509 PROG Holdings, Inc. 16,919
6,965 Prosperity Bancshares, Inc. 431,621
16,720 Provident Financial Services, Inc. 245,450
1,465 Prudential Financial, Inc. 161,853
16,974 Radian Group, Inc. 507,013
21,486 Raymond James Financial, Inc. 2,621,292
2,322 Regions Financial Corporation 44,745
36,257 Rithm Capital Corporation 403,178
10,197 RLI Corporation 1,441,346
4,279 S&T Bancorp, Inc. 129,012
7,545 Sandy Spring Bancorp, Inc. 154,295
36,799 SEI Investments Company 2,426,894
788 ServisFirst Bancshares, Inc. 46,460
4,693 Shore Bancshares, Inc. 48,573
47 Simmons First National
Corporation 803
1,962 Skyward Specialty Insurance
Group, Inc.
b
68,513
780 SmartFinancial, Inc. 16,029
443 Southern First Bancshares, Inc.
b
11,438
255 Southern Missouri Bancorp, Inc. 10,226
893 Southside Bancshares, Inc. 23,807
2,135 SouthState Corporation 161,620
5,147 Stellar Bancorp, Inc. 114,263
3,228 StepStone Group, Inc. 116,434
267 Synchrony Financial 11,743
3,854 Synovus Financial Corporation 137,935
3,991 TPG, Inc. 172,012
14,989 Tradeweb Markets, Inc. 1,524,531
3,659 TriCo Bancshares 127,223
20,785 Triumph Financial, Inc.
b
1,462,433
559 Truist Financial Corporation 20,990
4,288 TrustCo Bank Corporation NY 114,147
11,525 Two Harbors Investment
Corporation 145,561
2,212 U.S. Bancorp 89,874
888 UMB Financial Corporation 70,738
2,908 United Bankshares, Inc. 94,394
1,714 United Community Banks, Inc. 43,244
5,640 Univest Financial Corporation 117,707
1,594 Unum Group 80,816
29,854 Valley National Bancorp 209,277
6,657 Veritex Holdings, Inc. 129,678
15,979 Virtu Financial, Inc. 346,744
4,010 Visa, Inc. 1,077,126
1,539 Voya Financial, Inc. 104,898
5,984 WaFd, Inc. 162,107
1,028 Walker & Dunlop, Inc. 94,196
10,543 Webster Financial Corporation 462,100
91,877 Wells Fargo & Company 5,450,144
4,728 Westamerica Bancorporation 220,088
16,141 Western Alliance Bancorp 917,293

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Financials (3.5%) - continued
35,858 Western Union Company $ 481,932
834 Willis Towers Watson plc 209,451
1,722 Wintrust Financial Corporation 166,414
464 WSFS Financial Corporation 19,827
8,287 Zions Bancorp NA 337,944
Total 123,361,575
Health Care (2.6%)
24,509 Abbott Laboratories 2,597,219
7,600 AbbVie, Inc. 1,236,064
7,800 ACADIA Pharmaceuticals, Inc.
b
130,338
24,301 Agilent Technologies, Inc. 3,330,209
2,453 Agios Pharmaceuticals, Inc.
b
79,723
4,161 Align Technology, Inc.
b
1,174,983
7,041 Amgen, Inc. 1,928,812
6,212 Amicus Therapeutics, Inc.
b
62,058
1,334 AMN Healthcare Services, Inc.
b
80,013
9,448 Amneal Pharmaceuticals, Inc.
b
57,160
2,709 Anika Therapeutics, Inc.
b
70,136
4,534 Arcellx, Inc.
b
226,791
2,334 Argenx SE ADR
b
876,417
606 Arvinas, Inc.
b
19,253
6,833 Ascendis Pharma AS ADR
b
945,961
29,918 AstraZeneca plc ADR 2,270,178
92,335 Avantor, Inc.
b
2,237,277
4,772 Azenta, Inc.
b
250,339
4,317 Biogen, Inc.
b
927,378
133 BioMarin Pharmaceutical, Inc.
b
10,741
171 Bio-Rad Laboratories, Inc.
b
46,127
21,479 Bio-Techne Corporation 1,357,688
6,410 Bruker Corporation 500,044
8,104 CareDx, Inc.
b
62,887
6,795 Centene Corporation
b
496,443
3,664 Charles River Laboratories
International, Inc.
b
839,056
2,914 Chemed Corporation 1,655,152
5,746 Cigna Group 2,051,552
1,920 Cooper Companies, Inc. 170,995
993 Cullinan Therapeutics, Inc.
b
26,821
10,286 Danaher Corporation 2,536,733
6,684 Deciphera Pharmaceuticals, Inc.
b
168,905
5,235 Definitive Healthcare Corporation
b
36,331
13,005 Denali Therapeutics, Inc.
b
200,797
25,215 Dentsply Sirona, Inc. 756,702
11,777 Dexcom, Inc.
b
1,500,272
10,599 Edwards Lifesciences
Corporation
b
897,417
50,918 Elanco Animal Health, Inc.
b
670,081
6,563 Elevance Health, Inc. 3,469,071
3,603 Eli Lilly & Company 2,814,303
828 Enanta Pharmaceuticals, Inc.
b
11,377
25,927 Enovis Corporation
b
1,431,948
12,581 Exelixis, Inc.
b
295,150
17,119 Gilead Sciences, Inc. 1,116,159
20,828 Globus Medical, Inc.
b
1,037,026
13,640 GoodRx Holdings, Inc.
b
96,844
10,138 Haemonetics Corporation
b
932,189
18,783 Halozyme Therapeutics, Inc.
b
715,632
10,287 HealthEquity, Inc.
b
811,747
3,801 ICON plc
b
1,132,242
79 IDEXX Laboratories, Inc.
b
38,928
1,026 Illumina, Inc.
b
126,249
12,804 Immunocore Holdings plc ADR
b
756,460
1,280 Incyte Corporation
b
66,624
6,232 Inspire Medical Systems, Inc.
b
1,506,025
Shares Common Stock (21.2%) Value
Health Care (2.6%) - continued
3,432 Intuitive Surgical, Inc.
b
$ 1,271,968
582 IQVIA Holding, Inc.
b
134,890
27,375 Johnson & Johnson 3,958,151
1,042 Kymera Therapeutics, Inc.
b
35,032
11,527 Laboratory Corporation of America
Holdings 2,321,192
10,483 Legend Biotech Corporation ADR
b
458,526
116 Ligand Pharmaceuticals, Inc.
b
8,107
1,677 LivaNova plc
b
93,493
2,727 Masimo Corporation
b
366,536
54 Medpace Holdings, Inc.
b
20,971
27,762 Medtronic plc 2,227,623
30,995 Merck & Company, Inc. 4,005,174
1,973 Molina Healthcare, Inc.
b
674,963
3,777 Myriad Genetics, Inc.
b
73,916
9,653 Natera, Inc.
b
896,571
9,480 Novo Nordisk AS ADR 1,216,379
11,156 Nuvation Bio, Inc.
b
33,357
55,992 Option Care Health, Inc.
b
1,673,601
55,433 Paragon 28, Inc.
b
511,092
40,764 Progyny, Inc.
b
1,306,894
4,733 Prothena Corporation plc
b
96,269
3,236 PTC Therapeutics, Inc.
b
104,037
1,354 QIAGEN NV
b
57,315
6,182 Recursion Pharmaceuticals, Inc.
a,b
48,343
9,143 Repligen Corporation
b
1,501,281
7,489 Rocket Pharmaceuticals, Inc.
b
161,163
1,251 Royalty Pharma plc 34,653
4,893 Sarepta Therapeutics, Inc.
b
619,747
56,846 scPharmaceuticals, Inc.
b
254,102
3,527 Shockwave Medical, Inc.
b
1,164,580
5,014 Stryker Corporation 1,687,211
1,012 Teleflex, Inc. 211,255
7,095 Thermo Fisher Scientific, Inc. 4,035,068
2,401 UnitedHealth Group, Inc. 1,161,364
7,599 Veeva Systems, Inc.
b
1,508,858
6,416 Veracyte, Inc.
b
125,561
22,475 Vericel Corporation
b
1,030,928
5,375 Vertex Pharmaceuticals, Inc.
b
2,111,354
19,787 Viemed Healthcare, Inc.
b
162,056
559 West Pharmaceutical Services,
Inc. 199,831
3,128 Xenon Pharmaceuticals, Inc.
b
127,153
2,751 Zentalis Pharmaceuticals, Inc.
b
30,426
19,536 Zimmer Biomet Holdings, Inc. 2,349,790
13,146 Zoetis, Inc. 2,093,369
Total 91,007,177
Industrials (3.0%)
6,006 A.O. Smith Corporation 497,537
550 Acuity Brands, Inc. 136,565
11,416 Advanced Drainage Systems, Inc. 1,792,312
16,971 AECOM 1,567,442
2,726 AGCO Corporation 311,282
11,093 Air Lease Corporation 557,312
8,873 Alight, Inc.
b
80,034
3,454 Allison Transmission Holdings, Inc. 254,042
17,295 AMETEK, Inc. 3,020,745
9,057 Armstrong World Industries, Inc. 1,040,468
5,730 Atmus Filtration Technologies, Inc.
b
173,562
8,706 Automatic Data Processing, Inc. 2,105,894
431 Axon Enterprise, Inc.
b
135,187
19,082 AZEK Company, Inc.
b
870,902
2,459 AZZ, Inc. 176,138

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Industrials (3.0%) - continued
48,575 Badger Infrastructure Solutions,
Ltd. $ 1,586,058
10,394 Beacon Roofing Supply, Inc.
b
1,024,121
139 Brady Corporation 8,201
3,611 BWX Technologies, Inc. 345,825
6,180 Carlisle Companies, Inc. 2,399,385
10,160 Casella Waste Systems, Inc.
b
918,464
5,926 Caterpillar, Inc. 1,982,662
2,294 Cimpress plc
b
195,609
135,282 CNH Industrial NV
b
1,542,215
265 Columbus McKinnon Corporation 10,937
2,019 CSW Industrials, Inc. 479,755
139,269 CSX Corporation 4,626,516
1,361 Cummins, Inc. 384,469
4,744 Curtiss-Wright Corporation 1,202,224
39,274 Delta Air Lines, Inc. 1,966,449
4,349 DNOW, Inc.
b
61,364
8,614 Donaldson Company, Inc. 621,931
21 Dover Corporation 3,765
6,105 EMCOR Group, Inc. 2,180,523
182 ESCO Technologies, Inc. 18,464
85,529 ExlService Holdings, Inc.
b
2,480,341
2,452 Expeditors International of
Washington, Inc. 272,932
60,437 Fastenal Company 4,106,090
11,221 Ferguson plc 2,355,288
61,809 Flowserve Corporation 2,914,912
24,350 Fluor Corporation
b
982,035
6,921 Gates Industrial Corporation plc
b
121,948
9,275 General Dynamics Corporation 2,662,760
1,803 Gibraltar Industries, Inc.
b
128,842
115 GMS, Inc.
b
10,640
520 Gorman-Rupp Company 17,248
6,431 Graco, Inc. 515,766
5,470 Greenbrier Companies, Inc. 270,163
1,261 Griffon Corporation 82,621
22,975 Helios Technologies, Inc. 1,036,172
1,456 Herc Holdings, Inc. 208,252
7,389 Hillman Solutions Corporation
b
70,639
10,830 Honeywell International, Inc. 2,087,266
76,812 Howmet Aerospace, Inc. 5,127,201
1,086 Huntington Ingalls Industries, Inc. 300,746
5,990 IDEX Corporation 1,320,555
23,131 Ingersoll Rand, Inc. 2,158,585
3,443 Interface, Inc. 52,643
1,932 ITT Corporation 249,885
3,450 Jacobs Solutions, Inc. 495,179
102,826 Janus International Group, Inc.
b
1,481,723
8,364 JB Hunt Transport Services, Inc. 1,359,735
220 Johnson Controls International plc 14,315
5,057 Kennametal, Inc. 118,991
6,872 Kratos Defense & Security
Solutions, Inc.
b
122,459
8,818 L3Harris Technologies, Inc. 1,887,493
26,043 Legalzoom.com, Inc.
b
311,214
846 Leidos Holdings, Inc. 118,626
8,690 Lincoln Electric Holdings, Inc. 1,907,716
9,241 Lyft, Inc.
b
144,529
3,918 Masco Corporation 268,187
19,092 Masterbrand, Inc.
b
318,264
2,314 Matson, Inc. 249,403
4,496 Maximus, Inc. 360,939
9,470 Middleby Corporation
b
1,316,046
6,260 Miller Industries, Inc. 304,925
1,780 Moog, Inc. 283,145
Shares Common Stock (21.2%) Value
Industrials (3.0%) - continued
8,613 Mueller Water Products, Inc. $ 136,430
827 MYR Group, Inc.
b
137,489
260 National Presto Industries, Inc. 21,317
2,034 Northrop Grumman Corporation 986,551
25,079 nVent Electric plc 1,807,444
6,480 Old Dominion Freight Line, Inc. 1,177,481
10,216 Oshkosh Corporation 1,146,950
1,175 Otis Worldwide Corporation 107,160
16,195 Owens Corning, Inc. 2,724,161
5,037 PACCAR, Inc. 534,476
454 Parker-Hannifin Corporation 247,389
339 Paylocity Holding Corporation
b
52,599
23,523 Pentair plc 1,860,434
999 Quanta Services, Inc. 258,301
8,468 Regal Rexnord Corporation 1,366,481
607 Republic Services, Inc. 116,362
3,534 Resideo Technologies, Inc.
b
69,019
4,789 REV Group, Inc. 104,688
3,008 Rockwell Automation, Inc. 815,048
2,534 Rush Enterprises, Inc. 111,293
3,517 Saia, Inc.
b
1,395,651
26,859 Schneider National, Inc. 555,444
11,102 Sensata Technologies Holding plc 425,318
6,032 Simpson Manufacturing Company,
Inc. 1,048,904
5,751 SiteOne Landscape Supply, Inc.
b
902,274
8,120 SkyWest, Inc.
b
593,004
347 Snap-On, Inc. 92,982
1,366 SS&C Technologies Holdings, Inc. 84,542
2,418 Standex International Corporation 418,024
4,027 Tennant Company 469,065
5,260 Terex Corporation 294,823
2,245 Textron, Inc. 189,905
531 Thermon Group Holdings, Inc.
b
16,955
13,144 Timken Company 1,172,708
957 Titan Machinery, Inc.
b
21,303
9,652 Trane Technologies plc 3,062,966
14,023 TransUnion 1,023,679
1,594 Trex Company, Inc.
b
141,149
21,484 Uber Technologies, Inc.
b
1,423,745
105 UniFirst Corporation/MA 16,814
20,867 United Parcel Service, Inc. 3,077,465
709 United Rentals, Inc. 473,605
6,548 Upwork, Inc.
b
76,612
6,807 Verra Mobility Corporation
b
160,509
542 Vertiv Holdings Company 50,406
359 Viad Corporation
b
12,378
2,263 Watsco, Inc. 1,013,190
10,923 WillScot Mobile Mini Holdings
Corporation
b
403,714
Total 107,272,985
Information Technology (4.6%)
6,514 Adobe, Inc.
b
3,014,875
13,060 Advanced Micro Devices, Inc.
b
2,068,443
9,276 Agilysys, Inc.
b
770,372
3,119 Ambarella, Inc.
b
143,380
28,253 Amphenol Corporation 3,412,115
99,207 Apple, Inc. 16,897,928
12,952 Applied Materials, Inc. 2,572,915
2,859 AppLovin Corporation
b
201,760
6,099 Arista Networks, Inc.
b
1,564,759
22,190 ASGN, Inc.
b
2,140,225
6,603 Autodesk, Inc.
b
1,405,449
2,417 Broadcom, Inc. 3,142,753

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Information Technology (4.6%) - continued
5,402 CDW Corporation $ 1,306,528
17,621 Ciena Corporation
b
814,619
89,868 Cisco Systems, Inc. 4,221,999
6,439 Clearwater Analytics Holdings,
Inc.
b
101,607
1,191 Coherent Corporation
b
65,064
7,382 Cohu, Inc.
b
223,822
12,516 CommScope Holding Company,
Inc.
b
11,189
1,085 CommVault Systems, Inc.
b
111,180
8,997 Crane NXT Company 547,108
8,236 Credo Technology Group Holding,
Ltd.
b
147,177
6,030 CyberArk Software, Ltd.
b
1,442,677
1,362 Datadog, Inc.
b
170,931
12,725 Descartes Systems Group, Inc.
b
1,180,753
292 DocuSign, Inc.
b
16,527
4,327 Dolby Laboratories, Inc. 336,035
7,006 Dropbox, Inc.
b
162,259
32,012 Dynatrace Holdings, LLC
b
1,450,464
835 Elastic NV
b
85,354
4,054 Enphase Energy, Inc.
b
440,913
638 EPAM Systems, Inc.
b
150,096
3,516 F5, Inc.
b
581,230
7,687 Fabrinet
b
1,330,389
40,122 Flex, Ltd.
b
1,149,495
1,665 FormFactor, Inc.
b
74,242
14,066 Fortinet, Inc.
b
888,690
12 Gartner, Inc.
b
4,951
16,362 Gilat Satellite Networks, Ltd.
b
80,992
19,103 Gitlab, Inc.
b
1,002,334
4,202 Globant SA
b
750,435
12,117 GoDaddy, Inc.
b
1,482,878
48,933 Grid Dynamics Holdings, Inc.
b
478,075
25,583 Guidewire Software, Inc.
b
2,824,363
8,706 Hackett Group, Inc. 188,833
1,670 Hewlett Packard Enterprise
Company 28,390
101 HP, Inc. 2,837
2,199 HubSpot, Inc.
b
1,330,109
868 Insight Enterprises, Inc.
b
158,471
6,217 International Business Machines
Corporation 1,033,265
2,109 IPG Photonics Corporation
b
177,114
2,462 Itron, Inc.
b
226,799
57,978 JFrog, Ltd.
b
2,312,163
1,982 Keysight Technologies, Inc.
b
293,217
2,321 KLA Corporation 1,599,842
17,490 Knowles Corporation
b
276,867
2,022 Lam Research Corporation 1,808,497
34,435 Lattice Semiconductor
Corporation
b
2,362,241
5,444 Littelfuse, Inc. 1,255,604
2,327 LiveRamp Holding, Inc.
b
74,720
14,983 Marvell Technology, Inc. 987,530
111 Microchip Technology, Inc. 10,210
57,980 Microsoft Corporation 22,573,353
2,319 MKS Instruments, Inc. 275,915
2,635 MongoDB, Inc.
b
962,249
2,175 Monolithic Power Systems, Inc. 1,455,793
1,259 Motorola Solutions, Inc. 426,990
6,052 NetApp, Inc. 618,575
1,142 NICE, Ltd. ADR
b
255,248
5,952 Nova, Ltd.
b
1,011,245
20,084 NVIDIA Corporation 17,352,978
Shares Common Stock (21.2%) Value
Information Technology (4.6%) - continued
252 Okta, Inc.
b
$ 23,431
1,622 ON Semiconductor Corporation
b
113,799
7,587 Onto Innovation, Inc.
b
1,407,313
293 OSI Systems, Inc.
b
38,512
4,703 Palo Alto Networks, Inc.
b
1,368,056
18,508 PDF Solutions, Inc.
b
556,721
3,858 Plexus Corporation
b
389,697
706 Procore Technologies, Inc.
b
48,305
8,308 PTC, Inc.
b
1,474,171
6,519 Q2 Holdings, Inc.
b
335,011
577 Qorvo, Inc.
b
67,417
50,752 QUALCOMM, Inc. 8,417,219
3,076 Rapid7, Inc.
b
137,805
12,557 Salesforce, Inc. 3,377,080
51,555 Samsung Electronics Company,
Ltd. 2,865,769
4,325 ServiceNow, Inc.
b
2,998,652
10,751 Shopify, Inc.
b
754,720
7,721 Silicon Laboratories, Inc.
b
938,024
1,848 Skyworks Solutions, Inc. 196,978
10,356 SolarWinds Corporation 114,123
22,766 Sprout Social, Inc.
b
1,148,545
5,712 SPS Commerce, Inc.
b
993,145
2,615 Synopsys, Inc.
b
1,387,493
15,881 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,181,097
9,504 TE Connectivity, Ltd. 1,344,626
252 Teledyne Technologies, Inc.
b
96,133
2,438 Tenable Holdings, Inc.
b
109,637
1,305 Teradata Corporation
b
48,415
28,430 Trimble, Inc.
b
1,707,790
87,948 TTM Technologies, Inc.
b
1,313,064
5,180 Tyler Technologies, Inc.
b
2,390,829
11,037 Unisys Corporation
b
59,931
734 Universal Display Corporation 115,957
4,347 Upland Software, Inc.
b
9,390
37,103 Varonis Systems, Inc.
b
1,623,256
5,025 VeriSign, Inc.
b
851,637
12,692 Viavi Solutions, Inc.
b
100,267
9,401 Vishay Intertechnology, Inc. 217,539
15,041 Vontier Corporation 611,116
13,929 Workiva, Inc.
b
1,097,605
2,592 Xerox Holdings Corporation 34,448
Total 163,093,128
Materials (0.7%)
1,110 Albemarle Corporation
a
133,544
6,009 Alcoa Corporation 211,156
1,094 AptarGroup, Inc. 157,952
183 Avery Dennison Corporation 39,762
7,090 Avient Corporation 300,758
13,917 Axalta Coating Systems, Ltd.
b
437,551
4,855 Ball Corporation 337,762
1,174 Berry Plastics Group, Inc. 66,495
2,512 Carpenter Technology Corporation 215,278
1,769 Celanese Corporation 271,736
23,209 CF Industries Holdings, Inc. 1,832,815
19,171 Chemours Company 512,824
17,496 Cleveland-Cliffs, Inc.
b
295,682
18,696 Corteva, Inc. 1,012,015
3,358 Eagle Materials, Inc. 841,884
24,619 Eastman Chemical Company 2,325,018
249 Ecolab, Inc. 56,311
2,072 Greif, Inc. 126,972

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (21.2%) Value
Materials (0.7%) - continued
2,612 Huntsman Corporation $ 62,322
12,344 Ingevity Corporation
b
631,272
3,589 Innospec, Inc. 430,680
21,475 Ivanhoe Mines, Ltd.
b
291,086
3,702 Kaiser Aluminum Corporation 334,994
8,738 Linde plc 3,853,109
5,414 Louisiana-Pacific Corporation 396,251
255 LyondellBasell Industries NV 25,492
2,466 Martin Marietta Materials, Inc. 1,447,715
3,544 Metallus, Inc.
b
72,865
1,809 Minerals Technologies, Inc. 131,858
14,917 Mosaic Company 468,245
1,268 Myers Industries, Inc. 27,769
13,842 Nucor Corporation 2,332,792
7,255 O-I Glass, Inc.
b
108,535
4,056 Orion SA 95,965
685 PPG Industries, Inc. 88,365
262 Quaker Chemical Corporation 48,871
4,152 Radius Recycling, Inc. 72,328
63,126 Ranpak Holdings Corporation
b
457,032
312 Reliance, Inc. 88,833
7,178 RPM International, Inc. 767,400
3,390 Steel Dynamics, Inc. 441,107
21,600 Summit Materials, Inc.
b
840,240
9,523 SunCoke Energy, Inc. 98,182
1,308 TriMas Corporation 33,995
16,540 Trinseo plc 43,169
51,835 Tronox Holdings plc 880,677
1,325 United States Lime & Minerals, Inc. 410,750
10,118 United States Steel Corporation 369,307
1,373 Vulcan Materials Company 353,726
Total 24,880,447
Real Estate (0.9%)
16,076 Acadia Realty Trust 277,793
35,240 Agree Realty Corporation 2,016,433
1,581 Alexandria Real Estate Equities,
Inc. 183,190
259 Anywhere Real Estate, Inc.
b
1,259
11,258 AvalonBay Communities, Inc. 2,134,179
4,152 Brixmor Property Group, Inc. 91,759
17,651 CareTrust REIT, Inc. 436,333
19,902 CBRE Group, Inc.
b
1,729,285
50,201 Compass, Inc.
b
158,133
15,247 CoStar Group, Inc.
b
1,395,558
17,003 Crown Castle, Inc. 1,594,541
68,449 Cushman and Wakefield plc
b
660,533
7,704 DigitalBridge Group, Inc. 126,654
25,712 Douglas Elliman, Inc.
b
34,968
9,708 EastGroup Properties, Inc. 1,508,235
18,096 EPR Properties 734,517
406 Equinix, Inc. 288,711
58,620 Equity Commonwealth
b
1,097,366
2,912 Equity Residential 187,533
90,714 Essential Properties Realty Trust,
Inc. 2,389,407
610 Essex Property Trust, Inc. 150,212
716 Extra Space Storage, Inc. 96,144
6,544 First Industrial Realty Trust, Inc. 297,228
4,450 FirstService Corporation 654,150
22,084 Four Corners Property Trust, Inc. 517,870
12,049 Getty Realty Corporation 326,528
82,108 Healthcare Realty Trust, Inc. 1,168,397
2,629 Howard Hughes Holdings, Inc.
b
171,306
23,469 Independence Realty Trust, Inc. 370,106
Shares Common Stock (21.2%) Value
Real Estate (0.9%) - continued
9,395 Industrial Logistics Properties Trust $ 33,070
5,528 Invitation Homes, Inc. 189,058
47,399 LXP Industrial Trust 395,782
30,219 National Storage Affiliates Trust 1,058,874
23,907 NetSTREIT Corporation 402,833
10,293 NNN REIT, Inc. 417,175
6,901 Park Hotels & Resorts, Inc. 111,313
1,717 Peakstone Realty Trust 23,986
15,936 Pebblebrook Hotel Trust 231,550
40,498 Phillips Edison and Company, Inc. 1,324,285
3,855 Plymouth Industrial REIT, Inc. 80,492
9,658 Retail Opportunity Investments
Corporation 118,504
12,599 RLJ Lodging Trust 138,589
1,479 RMR Group, Inc. 35,082
6,514 Sabra Health Care REIT, Inc. 90,675
6,361 SBA Communications Corporation 1,183,909
34,079 STAG Industrial, Inc. 1,171,977
5,853 Tanger, Inc. 165,933
29,055 Terreno Realty Corporation 1,579,139
21,935 UDR, Inc. 835,285
1,397 Ventas, Inc. 61,859
271 Welltower, Inc. 25,821
6,487 Zillow Group, Inc., Class A
b
272,454
3,875 Zillow Group, Inc., Class C
b
164,959
Total 30,910,932
Utilities (0.6%)
2,457 ALLETE, Inc. 145,503
3,669 Alliant Energy Corporation 182,716
6,990 American Water Works Company,
Inc. 855,017
6,351 CenterPoint Energy, Inc. 185,068
20,543 Clearway Energy, Inc., Class A 445,988
25,473 Clearway Energy, Inc., Class C 595,559
12,422 Constellation Energy Corporation 2,309,747
19,550 Duke Energy Corporation 1,920,983
17,961 Entergy Corporation 1,915,900
64,624 Evergy, Inc. 3,389,529
5,308 Eversource Energy 321,771
6,988 NiSource, Inc. 194,686
2,047 Northwestern Energy Group, Inc. 103,251
16,360 PNM Resources, Inc. 606,301
35,269 Portland General Electric
Company 1,524,679
23,776 Public Service Enterprise Group,
Inc. 1,642,446
2,823 Spire, Inc. 174,433
59,919 UGI Corporation 1,531,530
43,682 Xcel Energy, Inc. 2,347,034
Total 20,392,141
Total Common Stock
(cost $590,045,963) 751,774,842
Principal
Amount Long-Term Fixed Income ( 19.9% ) Value
Asset-Backed Securities (0.5%)
510 Asset Backed Trust
$ 850,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
786,936

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Asset-Backed Securities (0.5%) - continued
720 East CLO, Ltd.
$ 900,000
8.575%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
$ 908,254
300,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
302,757
Access Group, Inc.
20,937
5.945%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
20,684
AMSR Trust
1,000,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
859,016
1,500,000
1.877%,  8/17/2038, Ser.
2021-SFR2, Class C
c
1,355,619
600,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
541,103
Ares XL CLO, Ltd.
875,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
871,612
Avis Budget Rental Car Funding
AESOP, LLC
244,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
239,945
CarVal CLO I, Ltd.
600,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,e
599,979
CMFT Net Lease Master Issuer,
LLC
550,680
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
464,497
Commonbond Student Loan Trust
17,039
5.931%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
16,750
Dryden 36 Senior Loan Fund
700,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
700,040
Foundation Finance Trust
292,370
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
263,273
FRTKL Trust
1,050,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
943,680
GSAA Home Equity Trust
1,534,801
4.478%,  8/25/2034, Ser.
2004-10, Class M2
e
1,333,006
Home Partners of America Trust
1,057,388
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
960,272
849,557
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
699,957
Laurel Road Prime Student Loan
Trust
331,825
5.920%,  11/25/2043, Ser.
2018-D, Class A
c,e
304,550
Principal
Amount Long-Term Fixed Income (19.9%) Value
Asset-Backed Securities (0.5%) - continued
National Collegiate Trust
$ 171,110
5.726%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
$ 166,794
Oak Street Investment
647,254
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
c
599,999
Pretium Mortgage Credit Partners,
LLC
251,051
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
247,060
Unlock HEA Trust
598,821
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
577,851
VCAT Asset Securitization, LLC
433,616
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
432,876
Vericrest Opportunity Loan
Transferee
311,868
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
303,655
378,099
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
330,049
224,879
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
219,332
375,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
304,620
Wind River CLO, Ltd.
525,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
525,130
Total 15,879,296
Basic Materials (0.2%)
Anglo American Capital plc
300,000 3.875%,  3/16/2029
c
277,079
ATI, Inc.
116,000 7.250%,  8/15/2030 118,665
Axalta Coating Systems Dutch
Holding B BV
150,000 7.250%,  2/15/2031
c
152,981
Cascades, Inc./Cascades USA,
Inc.
180,000 5.125%,  1/15/2026
c
174,300
Chemours Company
277,000 5.750%,  11/15/2028
c
254,389
Cleveland-Cliffs, Inc.
180,000 5.875%,  6/1/2027 178,069
80,000 4.625%,  3/1/2029
a,c
74,029
Consolidated Energy Finance SA
373,000 5.625%,  10/15/2028
c
315,188
First Quantum Minerals, Ltd.
80,000 6.875%,  10/15/2027
c
76,950
FMC Corporation
230,000 5.150%,  5/18/2026 227,161
Glencore Funding, LLC
228,000 3.375%,  9/23/2051
c
145,401
325,000 4.000%,  3/27/2027
c
310,516
234,000 6.125%,  10/6/2028
c
236,957
Hecla Mining Company
110,000 7.250%,  2/15/2028 109,536

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Basic Materials (0.2%) - continued
Hudbay Minerals, Inc.
$ 192,000 4.500%,  4/1/2026
c
$ 185,692
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
75,000 9.000%,  7/1/2028
c
73,429
INEOS Finance plc
127,000 7.500%,  4/15/2029
c
127,591
International Flavors & Fragrances,
Inc.
272,000 1.230%,  10/1/2025
c
254,609
Mercer International, Inc.
76,000 5.125%,  2/1/2029 66,379
Methanex Corporation
99,000 4.250%,  12/1/2024 97,614
95,000 5.125%,  10/15/2027 91,368
64,000 5.250%,  12/15/2029 60,668
Mineral Resources, Ltd.
35,000 9.250%,  10/1/2028
c
36,692
Mosaic Company
230,000 5.375%,  11/15/2028 228,069
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
91,000 5.350%,  3/15/2034
c
88,765
Novelis Corporation
90,000 3.250%,  11/15/2026
c
84,147
70,000 4.750%,  1/30/2030
c
64,051
90,000 3.875%,  8/15/2031
c
76,213
Nutrien, Ltd.
113,000 4.900%,  3/27/2028 110,589
OCI NV
101,000 4.625%,  10/15/2025
c
98,429
Olin Corporation
100,000 5.125%,  9/15/2027 96,541
SCIL IV, LLC/SCIL USA Holdings,
LLC
132,000 5.375%,  11/1/2026
c
126,690
Smurfit Kappa Treasury, ULC
253,000 5.777%,  4/3/2054
c
241,949
SNF Group SACA
147,000 3.375%,  3/15/2030
c
126,404
SunCoke Energy, Inc.
164,000 4.875%,  6/30/2029
c
144,809
Taseko Mines, Ltd.
131,000 8.250%,  5/1/2030
c
133,093
Tronox, Inc.
65,000 4.625%,  3/15/2029
c
57,986
United States Steel Corporation
184,000 6.875%,  3/1/2029 184,240
Total 5,507,238
Capital Goods (0.3%)
AAR Escrow Issuer, LLC
156,000 6.750%,  3/15/2029
c
156,842
Advanced Drainage Systems, Inc.
178,000 6.375%,  6/15/2030
c
176,957
AECOM
130,000 5.125%,  3/15/2027 126,296
Amsted Industries, Inc.
148,000 5.625%,  7/1/2027
c
143,883
15,000 4.625%,  5/15/2030
c
13,488
Principal
Amount Long-Term Fixed Income (19.9%) Value
Capital Goods (0.3%) - continued
BAE Systems plc
$ 200,000 5.500%,  3/26/2054
c
$ 190,971
200,000 5.250%,  3/26/2031
c
195,927
Boeing Company
460,000 5.930%,  5/1/2060 402,079
265,000 5.040%,  5/1/2027 257,145
162,000 6.259%,  5/1/2027
c
162,513
194,000 6.388%,  5/1/2031
c
194,871
544,000 5.705%,  5/1/2040 493,897
Bombardier, Inc.
135,000 7.875%,  4/15/2027
c
134,159
120,000 6.000%,  2/15/2028
c
117,023
Brand Industrial Services, Inc.
148,000 10.375%,  8/1/2030
c
158,819
Builders FirstSource, Inc.
140,000 5.000%,  3/1/2030
c
131,087
Camelot Return Merger Sub, Inc.
64,000 8.750%,  8/1/2028
c
62,919
Canpack SA/Canpack US, LLC
264,000 3.875%,  11/15/2029
c
231,342
Carrier Global Corporation
276,000 2.700%,  2/15/2031 232,671
Chart Industries, Inc.
173,000 7.500%,  1/1/2030
c
176,945
Clean Harbors, Inc.
130,000 6.375%,  2/1/2031
c
128,791
Clydesdale Acquisition Holdings,
Inc.
23,000 6.625%,  4/15/2029
c
22,942
CNH Industrial NV
181,000 3.850%,  11/15/2027 172,373
Covanta Holding Corporation
90,000 4.875%,  12/1/2029
c
78,894
Crown Cork & Seal Company, Inc.
148,000 7.375%,  12/15/2026 152,728
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
174,000 6.625%,  12/15/2030
c
172,441
EquipmentShare.com, Inc.
66,000 8.625%,  5/15/2032
c
67,150
ESAB Corporation
122,000 6.250%,  4/15/2029
c
121,542
GFL Environmental, Inc.
116,000 4.000%,  8/1/2028
c
105,141
250,000 3.500%,  9/1/2028
c
224,728
H&E Equipment Services, Inc.
299,000 3.875%,  12/15/2028
c
264,581
Herc Holdings, Inc.
110,000 5.500%,  7/15/2027
c
106,838
Howmet Aerospace, Inc.
343,000 5.950%,  2/1/2037 342,878
Ingersoll Rand, Inc.
60,000 5.700%,  8/14/2033 59,595
Lockheed Martin Corporation
211,000 5.200%,  2/15/2064 195,894
78,000 6.150%,  9/1/2036 82,756
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
39,000 6.750%,  4/1/2032
c
38,732

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Capital Goods (0.3%) - continued
MIWD Holdco II, LLC
$ 93,000 5.500%,  2/1/2030
c
$ 84,226
Mueller Water Products, Inc.
97,000 4.000%,  6/15/2029
c
87,767
Nesco Holdings II, Inc.
170,000 5.500%,  4/15/2029
c
158,235
New Enterprise Stone and Lime
Company, Inc.
196,000 5.250%,  7/15/2028
c
184,109
Nordson Corporation
234,000 5.600%,  9/15/2028 234,041
Northrop Grumman Corporation
550,000 3.850%,  4/15/2045 421,856
OI European Group BV
243,000 4.750%,  2/15/2030
c
221,932
Owens-Brockway Glass Container,
Inc.
93,000 6.625%,  5/13/2027
c
92,923
Pactiv Evergreen Group
120,000 4.375%,  10/15/2028
c
110,437
Regal Rexnord Corporation
284,000 6.050%,  2/15/2026
c
284,040
Roller Bearing Company of
America, Inc.
131,000 4.375%,  10/15/2029
c
118,393
Rolls-Royce plc
86,000 5.750%,  10/15/2027
c
85,057
RTX Corporation
79,000 6.400%,  3/15/2054 84,729
186,000 4.125%,  11/16/2028 176,750
375,000 4.450%,  11/16/2038 323,928
Sealed Air Corporation/Sealed Air
Corporation (US)
144,000 6.125%,  2/1/2028
c
142,246
Smyrna Ready Mix Concrete, LLC
166,000 8.875%,  11/15/2031
c
174,822
Spirit AeroSystems, Inc.
195,000 9.750%,  11/15/2030
c
215,718
SRM Escrow Issuer, LLC
103,000 6.000%,  11/1/2028
c
99,638
Summit Materials, LLC/Summit
Materials Finance Corporation
47,000 7.250%,  1/15/2031
c
48,285
Textron, Inc.
338,000 3.375%,  3/1/2028 311,803
Trane Technologies Financing, Ltd.
180,000 3.500%,  3/21/2026 173,018
TransDigm, Inc.
310,000 5.500%,  11/15/2027 301,263
201,000 7.125%,  12/1/2031
c
204,834
183,000 6.625%,  3/1/2032
c
182,689
Trivium Packaging Finance
98,000 5.500%,  8/15/2026
c
96,309
United Rentals North America, Inc.
180,000 4.875%,  1/15/2028 172,535
170,000 4.000%,  7/15/2030 151,512
Veralto Corporation
232,000 5.350%,  9/18/2028
c
230,183
WESCO Distribution, Inc.
125,000 7.250%,  6/15/2028
c
126,977
65,000 6.375%,  3/15/2029
c
64,571
Principal
Amount Long-Term Fixed Income (19.9%) Value
Capital Goods (0.3%) - continued
$ 46,000 6.625%,  3/15/2032
c
$ 45,785
Total 11,508,449
Collateralized Mortgage Obligations (0.8%)
A&D Mortgage Trust
700,000
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,d
698,363
Alternative Loan Trust
109,830
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 59,501
Angel Oak Mortgage Trust
613,263
5.985%,  1/25/2069, Ser.
2024-2, Class A1
c,d
607,696
Arroyo Mortgage Trust
1,000,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
c,d
863,391
BINOM Securitization Trust
436,736
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
368,580
CHL Mortgage Pass-Through Trust
1,180,043
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 496,050
CHNGE Mortgage Trust
739,242
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
734,412
882,211
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
861,666
Citicorp Mortgage Securities, Inc.
391,840
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 335,645
COLT Mortgage Loan Trust
813,167
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
684,969
Countrywide Alternative Loan Trust
129,656
4.007%,  10/25/2035, Ser.
2005-43, Class 4A1
e
104,182
577,631
7.000%,  10/25/2037, Ser.
2007-24, Class A10 202,005
Countrywide Home Loans, Inc.
149,615
5.750%,  4/25/2037, Ser.
2007-3, Class A27 66,947
Credit Suisse Mortgage Trust
436,120
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
427,216
464,231
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
381,384
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
63,153
6.000%,  5/25/2024, Ser.
2006-AR5, Class 23A 32,768
Federal Home Loan Mortgage
Corporation - REMIC
1,525,293
4.000%,  1/25/2051, Ser.
5249, Class LA 1,435,880
192,172
3.000%,  2/15/2033, Ser.
4170, Class IG
f
14,827
540,922
3.000%,  3/15/2033, Ser.
4180, Class PI
f
50,701
1,202,046
4.500%,  10/15/2033, Ser.
2695, Class BH 1,165,721
1,100,000
2.500%,  12/15/2048, Ser.
5094, Class BC 827,416

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Federal National Mortgage
Association - REMIC
$ 253,800
5.000%,  3/25/2054, Ser.
2024-9, Class ZC $ 243,972
1,477,268
4.500%,  6/25/2052, Ser.
2022-43, Class MA 1,424,169
1,388,450
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 1,066,735
473,212
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
14,967
2,113,940
5.250%,  7/25/2039, Ser.
2022-72, Class CB 2,069,716
1,204,510
4.500%,  1/25/2046, Ser.
2022-68, Class BA 1,164,115
Flagstar Mortgage Trust
487,743
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
418,166
GCAT Trust
660,867
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
570,181
GS Mortgage-Backed Securities
Trust
1,049,229
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
840,899
GSR Mortgage Loan Trust
602,581
4.960%,  9/25/2034, Ser.
2004-11, Class 2A2
e
570,768
J.P. Morgan Mortgage Trust
867,715
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
667,225
669,708
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
533,912
LHOME Mortgage Trust
39,689
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c
39,593
600,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
605,476
Mello Mortgage Capital
Acceptance
950,921
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
728,828
Merrill Lynch Alternative Note
Asset Trust
145,937
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 52,139
New Residential Mortgage Loan
Trust
1,861,446
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
1,431,350
OBX Trust
575,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
487,181
Palisades Mortgage Loan Trust
990,809
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
987,420
Residential Accredit Loans, Inc.
Trust
167,043
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 138,294
ROC Securities Trust Series
737,661
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
734,765
Principal
Amount Long-Term Fixed Income (19.9%) Value
Collateralized Mortgage Obligations (0.8%) -
continued
Saluda Grade Alternative
Mortgage Trust
$ 1,000,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
$ 1,005,003
Toorak Mortgage Corporation, Ltd.
369,772
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
365,932
TRK Trust
660,732
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
558,114
Vericrest Opportunity Loan
Transferee
308,086
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
302,194
Verus Securitization Trust
356,920
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
294,079
Total 27,734,513
Commercial Mortgage-Backed Securities (0.5%)
BANK 2022-BNK39
3,979,677
0.531%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,f
103,405
BBCMS Mortgage Trust
6,976,094
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
e,f
516,186
5,555,056
1.941%,  10/15/2053, Ser.
2020-C8, Class XA
e,f
448,699
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
2,400,000
5.180%,  3/25/2029, Ser.
K520, Class A2
e
2,399,803
3,000,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,g
2,575,090
2,000,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,g
1,782,249
600,000
3.530%,  8/25/2032, Ser.
K149, Class A2
g
534,950
250,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,g
225,611
3,000,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,g
2,723,011
2,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
e,g
2,275,050
1,000,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
e,g
952,447
3,500,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
g
3,495,816
Morgan Stanley Capital I Trust
5,911,850
1.955%,  7/15/2053, Ser.
2020-HR8, Class XA
e,f
505,407
Total 18,537,724
Communications Services (0.5%)
Altice Financing SA
139,000 5.750%,  8/15/2029
c
103,246
AMC Networks, Inc.
33,000 10.250%,  1/15/2029
c
32,940

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Communications Services (0.5%) - continued
American Tower Corporation
$ 100,000 3.375%,  10/15/2026 $ 94,987
235,000 5.800%,  11/15/2028 236,503
275,000 2.900%,  1/15/2030 237,138
205,000 5.650%,  3/15/2033 201,953
AT&T, Inc.
342,000 3.650%,  6/1/2051 235,498
502,000 3.500%,  9/15/2053 330,951
215,000 2.300%,  6/1/2027 196,082
230,000 5.400%,  2/15/2034 224,720
300,000 4.900%,  8/15/2037 272,748
Bell Telephone Company of
Canada
320,000 5.550%,  2/15/2054 301,392
CCO Holdings, LLC/CCO Holdings
Capital Corporation
220,000 5.125%,  5/1/2027
c
206,178
100,000 5.000%,  2/1/2028
c
91,068
18,000 6.375%,  9/1/2029
c
16,500
185,000 4.750%,  3/1/2030
c
153,725
40,000 4.500%,  8/15/2030
c
32,506
99,000 4.250%,  2/1/2031
c
77,482
362,000 4.750%,  2/1/2032
c
284,689
150,000 4.250%,  1/15/2034
c
108,677
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
164,000 6.150%,  11/10/2026 164,403
341,000 4.200%,  3/15/2028 317,191
650,000 3.500%,  6/1/2041 415,872
Cimpress plc
116,000 7.000%,  6/15/2026 115,102
Clear Channel Outdoor Holdings,
Inc.
32,000 7.875%,  4/1/2030
c
31,375
Clear Channel Worldwide
Holdings, Inc.
270,000 5.125%,  8/15/2027
c
250,269
Comcast Corporation
341,000 5.350%,  5/15/2053 316,983
130,000 4.400%,  8/15/2035 117,165
428,000 4.750%,  3/1/2044 375,034
Connect Finco SARL/Connect US
Finco, LLC
89,000 6.750%,  10/1/2026
c
86,195
CSC Holdings, LLC
71,000 11.750%,  1/31/2029
c
63,078
333,000 6.500%,  2/1/2029
c
248,358
205,000 4.125%,  12/1/2030
c
130,220
Deutsche Telekom International
Finance BV
569,000 8.750%,  6/15/2030 656,088
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
441,000 5.875%,  8/15/2027
c
411,046
Discovery Communications, LLC
390,000 4.900%,  3/11/2026 383,609
Frontier Communications
Holdings, LLC
196,000 5.875%,  10/15/2027
c
187,995
99,000 8.750%,  5/15/2030
c
100,795
Principal
Amount Long-Term Fixed Income (19.9%) Value
Communications Services (0.5%) - continued
GCI, LLC
$ 150,000 4.750%,  10/15/2028
c
$ 133,807
Gray Television, Inc.
235,000 4.750%,  10/15/2030
c
141,864
122,000 5.375%,  11/15/2031
c
73,335
Iliad Holding SASU
214,000 6.500%,  10/15/2026
c
212,952
Intelsat Jackson Holdings SA
169,000 6.500%,  3/15/2030
c
161,757
Lamar Media Corporation
94,000 3.625%,  1/15/2031 80,370
LCPR Senior Secured Financing
DAC
241,000 6.750%,  10/15/2027
c
223,365
Level 3 Financing, Inc.
63,680 10.500%,  4/15/2029
c
63,550
63,681 11.000%,  11/15/2029
c
64,986
83,000 10.500%,  5/15/2030
a,c
82,246
McGraw-Hill Education, Inc.
127,000 5.750%,  8/1/2028
c
117,776
Meta Platforms, Inc.
170,000 5.600%,  5/15/2053 168,595
207,000 4.800%,  5/15/2030 203,245
413,000 3.850%,  8/15/2032 374,972
Netflix, Inc.
110,000 5.875%,  11/15/2028 112,277
272,000 5.375%,  11/15/2029
c
271,223
300,000 4.875%,  6/15/2030
c
291,363
News Corporation
166,000 3.875%,  5/15/2029
c
149,507
NTT Finance Corporation
398,000 4.372%,  7/27/2027
c
385,777
Omnicom Group, Inc.
210,000 4.200%,  6/1/2030 195,690
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
70,000 4.625%,  3/15/2030
c
61,801
Paramount Global
113,000 6.375%,  3/30/2062
e
104,509
Playtika Holding Corporation
146,000 4.250%,  3/15/2029
c
125,641
Rogers Communications, Inc.
304,000 5.000%,  2/15/2029 295,823
391,000 5.300%,  2/15/2034 374,836
Scripps Escrow II, Inc.
39,000 3.875%,  1/15/2029
c
28,809
Sinclair Television Group, Inc.
235,000 4.125%,  12/1/2030
c
162,883
Sirius XM Radio, Inc.
215,000 5.000%,  8/1/2027
c
203,044
105,000 4.000%,  7/15/2028
c
93,599
125,000 4.125%,  7/1/2030
c
106,008
Sprint Capital Corporation
573,000 8.750%,  3/15/2032 676,565
TEGNA, Inc.
65,000 4.750%,  3/15/2026
c
62,770
188,000 4.625%,  3/15/2028 169,424
Telecom Italia Capital SA
177,000 6.000%,  9/30/2034 149,039

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Communications Services (0.5%) - continued
Telecom Italia SPA/Milano
$ 72,000 5.303%,  5/30/2024
c
$ 71,816
Telenet Finance Luxembourg
Notes SARL
200,000 5.500%,  3/1/2028
c
188,400
T-Mobile USA, Inc.
569,000 3.600%,  11/15/2060 372,688
352,000 4.850%,  1/15/2029 343,120
300,000 4.375%,  4/15/2040 255,577
United States Cellular Corporation
44,000 6.700%,  12/15/2033 42,935
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
198,000 4.750%,  4/15/2028
c
173,656
Univision Communications, Inc.
197,000 4.500%,  5/1/2029
c
171,375
Urban One, Inc.
39,000 7.375%,  2/1/2028
c
31,644
Verizon Communications, Inc.
342,000 3.000%,  11/20/2060 197,950
994,000 2.650%,  11/20/2040 664,155
500,000 3.400%,  3/22/2041 372,256
Viasat, Inc.
105,000 6.500%,  7/15/2028
a,c
80,263
Virgin Media Finance plc
72,000 5.000%,  7/15/2030
c
58,964
Virgin Media Secured Finance plc
151,000 5.500%,  5/15/2029
c
137,250
VZ Secured Financing BV
235,000 5.000%,  1/15/2032
c
197,949
Warnermedia Holdings, Inc.
302,000 4.054%,  3/15/2029 275,480
343,000 5.050%,  3/15/2042 274,576
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
70,000 7.750%,  8/15/2028
c
67,448
Zayo Group Holdings, Inc.
79,000 4.000%,  3/1/2027
c
62,881
Ziggo Bond Company BV
70,000 5.125%,  2/28/2030
c
58,082
Ziggo BV
70,000 4.875%,  1/15/2030
c
61,253
Total 18,092,887
Consumer Cyclical (0.6%)
1011778 B.C., ULC/New Red
Finance, Inc.
210,000 4.375%,  1/15/2028
c
195,292
Adient Global Holdings, Ltd.
32,000 7.000%,  4/15/2028
c
32,328
104,000 8.250%,  4/15/2031
a,c
107,998
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
31,000 6.625%,  7/15/2026
c
30,918
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
255,000 4.625%,  6/1/2028
c
229,047
Allison Transmission, Inc.
94,000 3.750%,  1/30/2031
c
80,459
Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Cyclical (0.6%) - continued
Amazon.com, Inc.
$ 324,000 3.875%,  8/22/2037 $ 278,673
American Axle & Manufacturing,
Inc.
162,000 6.875%,  7/1/2028 160,775
182,000 5.000%,  10/1/2029
a
164,209
American Honda Finance
Corporation
310,000 4.900%,  3/12/2027 306,928
239,000 5.850%,  10/4/2030 244,718
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
35,000 7.000%,  4/15/2030
a,c
30,711
Arko Corporation
97,000 5.125%,  11/15/2029
c
78,166
Asbury Automotive Group, Inc.
111,000 5.000%,  2/15/2032
c
98,680
Ashton Woods USA, LLC/Ashton
Woods Finance Company
140,000 4.625%,  8/1/2029
c
126,618
40,000 4.625%,  4/1/2030
c
35,745
Aston Martin Capital Holdings, Ltd.
83,000 10.000%,  3/31/2029
c
81,290
Beazer Homes USA, Inc.
109,000 7.500%,  3/15/2031
c
107,739
Boyd Gaming Corporation
150,000 4.750%,  6/15/2031
c
132,826
Boyne USA, Inc.
105,000 4.750%,  5/15/2029
c
95,544
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
150,000 6.250%,  9/15/2027
c
144,250
Caesars Entertainment, Inc.
75,000 8.125%,  7/1/2027
c
76,012
425,000 4.625%,  10/15/2029
c
379,243
78,000 6.500%,  2/15/2032
c
76,849
Carnival Corporation
41,000 7.625%,  3/1/2026
c
41,254
357,000 5.750%,  3/1/2027
c
348,418
174,000 4.000%,  8/1/2028
c
159,089
66,000 6.000%,  5/1/2029
c
63,957
Cedar Fair, LP
139,000 5.250%,  7/15/2029 129,763
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
32,000 5.375%,  4/15/2027 31,056
Churchill Downs, Inc.
140,000 4.750%,  1/15/2028
c
132,274
69,000 6.750%,  5/1/2031
c
68,500
Cinemark USA, Inc.
193,000 5.875%,  3/15/2026
c
190,569
Clarios Global, LP/Clarios US
Finance Company, Inc.
105,000 8.500%,  5/15/2027
c
105,138
172,000 6.750%,  5/15/2028
c
172,350
Cushman & Wakefield US
Borrower, LLC
32,000 6.750%,  5/15/2028
c
31,554

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Cyclical (0.6%) - continued
D.R. Horton, Inc.
$ 117,000 2.600%,  10/15/2025 $ 111,824
Daimler Trucks Finance North
America, LLC
392,000 2.000%,  12/14/2026
c
358,285
Dana, Inc.
64,000 5.625%,  6/15/2028 61,668
95,000 4.500%,  2/15/2032 80,599
eG Global Finance plc
32,000 12.000%,  11/30/2028
c
33,034
Expedia Group, Inc.
553,000 3.250%,  2/15/2030 487,804
Ford Motor Credit Company, LLC
225,000 2.300%,  2/10/2025 218,649
354,000 2.900%,  2/10/2029 305,593
315,000 7.122%,  11/7/2033 327,766
Forestar Group, Inc.
66,000 3.850%,  5/15/2026
c
62,637
Gap, Inc.
46,000 3.625%,  10/1/2029
c
38,923
General Motors Company
450,000 6.125%,  10/1/2025 451,514
General Motors Financial
Company, Inc.
300,000 1.500%,  6/10/2026 275,139
120,000 5.400%,  5/8/2027 119,164
413,000 5.800%,  1/7/2029 412,002
GLP Capital, LP
469,000 5.750%,  6/1/2028 463,268
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
64,000 3.500%,  3/1/2029
c
56,752
Goodyear Tire & Rubber Company
64,000 4.875%,  3/15/2027 61,365
105,000 5.000%,  7/15/2029 95,232
Hanesbrands, Inc.
73,000 4.875%,  5/15/2026
c
70,606
72,000 9.000%,  2/15/2031
a,c
71,654
Hilton Domestic Operating
Company, Inc.
292,000 4.875%,  1/15/2030 274,489
32,000 4.000%,  5/1/2031
c
28,040
152,000 3.625%,  2/15/2032
c
127,729
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
227,000 5.000%,  6/1/2029
c
206,468
Home Depot, Inc.
375,000 5.400%,  9/15/2040 366,112
228,000 4.250%,  4/1/2046 187,478
340,000 3.900%,  6/15/2047 262,571
Hyundai Capital America
237,000 6.250%,  11/3/2025
c
238,004
375,000 1.800%,  1/10/2028
c
326,139
International Game Technology plc
206,000 5.250%,  1/15/2029
c
194,578
Jacobs Entertainment, Inc.
94,000 6.750%,  2/15/2029
c
89,169
Jaguar Land Rover Automotive plc
76,000 5.500%,  7/15/2029
c
71,511
Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Cyclical (0.6%) - continued
KB Home
$ 215,000 4.800%,  11/15/2029 $ 199,672
Kohl's Corporation
182,000 4.625%,  5/1/2031 150,045
L Brands, Inc.
240,000 6.625%,  10/1/2030
c
239,821
70,000 6.875%,  11/1/2035 69,534
Lennar Corporation
357,000 4.750%,  5/30/2025 352,941
Light & Wonder International, Inc.
160,000 7.250%,  11/15/2029
c
161,369
Live Nation Entertainment, Inc.
71,000 4.750%,  10/15/2027
c
66,916
Lowe's Companies, Inc.
228,000 5.625%,  4/15/2053 217,487
498,000 2.625%,  4/1/2031 417,180
Macy's Retail Holdings, LLC
140,000 5.875%,  4/1/2029
a,c
134,984
63,000 6.125%,  3/15/2032
c
59,593
Marriott International, Inc./MD
426,000 4.625%,  6/15/2030 404,823
Mattamy Group Corporation
129,000 5.250%,  12/15/2027
c
123,506
McDonald's Corporation
470,000 4.450%,  3/1/2047 386,793
Melco Resorts Finance, Ltd.
176,000 5.375%,  12/4/2029
c
156,713
180,000 7.625%,  4/17/2032
c
176,076
Michaels Companies, Inc.
94,000 5.250%,  5/1/2028
c
79,559
NCL Corporation, Ltd.
76,000 5.875%,  3/15/2026
c
74,466
158,000 5.875%,  2/15/2027
c
154,345
Nissan Motor Acceptance
Company, LLC
361,000 1.125%,  9/16/2024
c
353,848
Nordstrom, Inc.
55,000 4.375%,  4/1/2030 49,088
78,000 4.250%,  8/1/2031 67,276
PENN Entertainment, Inc.
150,000 4.125%,  7/1/2029
a,c
125,644
PetSmart, Inc./PetSmart Finance
Corporation
180,000 4.750%,  2/15/2028
c
166,113
190,000 7.750%,  2/15/2029
c
180,592
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
207,000 5.750%,  4/15/2026
c
204,396
128,000 6.250%,  1/15/2028
a,c
125,045
QVC, Inc.
40,000 4.375%,  9/1/2028 30,759
Raising Cane's Restaurants, LLC
71,000 9.375%,  5/1/2029
c
76,148
Rakuten Group, Inc.
95,000 11.250%,  2/15/2027
c
98,658
115,000 9.750%,  4/15/2029
c
113,888
Royal Caribbean Cruises, Ltd.
288,000 4.250%,  7/1/2026
c
276,535
138,000 9.250%,  1/15/2029
c
147,378
110,000 7.250%,  1/15/2030
c
113,120

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Cyclical (0.6%) - continued
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
$ 72,000 6.625%,  3/1/2030
c
$ 68,114
SeaWorld Parks and
Entertainment, Inc.
153,000 5.250%,  8/15/2029
c
141,076
Service Corporation International/
US
64,000 3.375%,  8/15/2030 54,291
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
32,000 6.625%,  5/1/2032
c,h
31,872
Six Flags Theme Parks, Inc.
73,000 7.000%,  7/1/2025
c
73,159
Staples, Inc.
184,000 7.500%,  4/15/2026
c
177,398
Station Casinos, LLC
111,000 4.625%,  12/1/2031
a,c
97,295
Target Corporation
342,000 2.950%,  1/15/2052 216,802
Tenneco, Inc.
209,000 8.000%,  11/17/2028
c
195,282
Toyota Motor Credit Corporation
395,000 5.000%,  3/19/2027 391,821
111,000 4.800%,  1/5/2034 105,486
Tripadvisor, Inc.
35,000 7.000%,  7/15/2025
c
35,014
VICI Properties, LP/VICI Note
Company, Inc.
390,000 4.625%,  6/15/2025
c
383,703
136,000 5.750%,  2/1/2027
c
134,858
176,000 4.125%,  8/15/2030
c
156,872
Victoria's Secret & Company
150,000 4.625%,  7/15/2029
c
117,850
Viking Cruises, Ltd.
326,000 5.875%,  9/15/2027
c
316,078
Volkswagen Group of America
Finance, LLC
362,000 5.300%,  3/22/2027
c
358,905
Wabash National Corporation
157,000 4.500%,  10/15/2028
c
141,070
Walgreens Boots Alliance, Inc.
111,000 3.200%,  4/15/2030 95,200
Walmart, Inc.
298,000 4.500%,  9/9/2052 259,271
WASH Multifamily Acquisition, Inc.
99,000 5.750%,  4/15/2026
c
95,982
Wyndham Hotels & Resorts, Inc.
98,000 4.375%,  8/15/2028
c
89,858
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
153,000 7.125%,  2/15/2031
c
155,182
Yum! Brands, Inc.
170,000 4.750%,  1/15/2030
c
159,090
ZF North America Capital, Inc.
93,000 7.125%,  4/14/2030
c
95,091
Total 21,205,637
Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Non-Cyclical (0.6%)
1375209 B.C., Ltd.
$ 64,000 9.000%,  1/30/2028
a,c
$ 62,830
Abbott Laboratories
375,000 4.750%,  11/30/2036 355,715
AbbVie, Inc.
122,000 5.400%,  3/15/2054 118,117
200,000 4.500%,  5/14/2035 184,616
271,000 5.350%,  3/15/2044 262,078
AdaptHealth, LLC
282,000 4.625%,  8/1/2029
c
237,591
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
201,000 4.625%,  1/15/2027
c
192,052
214,000 3.500%,  3/15/2029
c
188,827
Altria Group, Inc.
237,000 6.875%,  11/1/2033 250,338
Amgen, Inc.
375,000 4.200%,  2/22/2052 288,944
304,000 5.250%,  3/2/2030 301,319
340,000 5.600%,  3/2/2043 327,864
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
486,000 4.700%,  2/1/2036 452,397
Anheuser-Busch InBev Worldwide,
Inc.
583,000 4.375%,  4/15/2038 516,600
305,000 5.550%,  1/23/2049 300,300
Archer-Daniels-Midland Company
450,000 2.700%,  9/15/2051 268,246
AstraZeneca plc
600,000 3.000%,  5/28/2051 393,717
BAT Capital Corporation
109,000 5.834%,  2/20/2031 108,958
114,000 7.750%,  10/19/2032 126,433
88,000 6.000%,  2/20/2034 87,456
244,000 7.079%,  8/2/2043 252,783
Bausch + Lomb Corporation
36,000 8.375%,  10/1/2028
c
37,179
Bausch Health Companies, Inc.
104,000 5.500%,  11/1/2025
a,c
96,871
235,000 4.875%,  6/1/2028
c
151,805
Baxter International, Inc.
355,000 3.132%,  12/1/2051 218,241
Becton, Dickinson and Company
132,000 3.794%,  5/20/2050 96,961
325,000 3.700%,  6/6/2027 308,588
BellRing Brands, Inc.
97,000 7.000%,  3/15/2030
c
98,157
Bristol-Myers Squibb Company
568,000 3.550%,  3/15/2042 432,857
Campbell Soup Company
400,000 5.200%,  3/19/2027 397,475
230,000 5.400%,  3/21/2034 224,378
Cargill, Inc.
336,000 3.125%,  5/25/2051
c
218,400
Catalent Pharma Solutions, Inc.
78,000 3.125%,  2/15/2029
c
74,446
Central Garden & Pet Company
205,000 4.125%,  10/15/2030
a
179,069

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Non-Cyclical (0.6%) - continued
Charles River Laboratories
International, Inc.
$ 77,000 4.000%,  3/15/2031
c
$ 67,163
Cheplapharm Arzneimittel GmbH
20,000 5.500%,  1/15/2028
c
18,763
Chobani, LLC/Chobani Finance
Corporation, Inc.
168,000 4.625%,  11/15/2028
c
155,494
CHS/Community Health Systems,
Inc.
128,000 5.625%,  3/15/2027
c
117,202
40,000 8.000%,  12/15/2027
c
39,152
167,000 6.000%,  1/15/2029
c
145,698
191,000 5.250%,  5/15/2030
c
156,159
75,000 4.750%,  2/15/2031
c
58,540
Conagra Brands, Inc.
434,000 1.375%,  11/1/2027 375,356
Constellation Brands, Inc.
299,000 3.600%,  2/15/2028 279,702
192,000 2.875%,  5/1/2030 165,670
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
207,000 4.750%,  1/15/2029
c
192,961
116,000 6.625%,  7/15/2030
c
116,070
CVS Health Corporation
511,000 5.625%,  2/21/2053 471,371
435,000 4.875%,  7/20/2035 399,639
259,000 4.780%,  3/25/2038 228,045
Edgewell Personal Care Company
125,000 5.500%,  6/1/2028
c
120,620
Eli Lilly & Company
169,000 4.950%,  2/27/2063 152,786
Embecta Corporation
54,000 6.750%,  2/15/2030
c
46,159
Encompass Health Corporation
240,000 4.500%,  2/1/2028 225,277
Endo Finance Holdings, Inc.
64,000 8.500%,  4/15/2031
a,c
65,028
Energizer Holdings, Inc.
230,000 4.750%,  6/15/2028
c
208,982
Fortrea Holdings, Inc.
91,000 7.500%,  7/1/2030
a,c
91,794
General Mills, Inc.
91,000 4.950%,  3/29/2033
a
87,166
Grifols SA
162,000 4.750%,  10/15/2028
a,c
130,838
HCA, Inc.
396,000 3.500%,  9/1/2030 349,138
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
16,000 7.875%,  9/1/2025
c
15,347
HLF Financing SARL, LLC/
Herbalife International, Inc.
118,000 4.875%,  6/1/2029
c
69,313
Imperial Brands Finance plc
400,000 3.875%,  7/26/2029
c
366,428
Jazz Securities DAC
94,000 4.375%,  1/15/2029
c
85,524
Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Non-Cyclical (0.6%) - continued
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
$ 227,000 5.500%,  1/15/2030 $ 219,123
392,000 3.000%,  5/15/2032 311,531
232,000 6.750%,  3/15/2034
c
236,693
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
63,000 9.000%,  2/15/2029
c
63,612
Keurig Dr Pepper, Inc.
482,000 5.200%,  3/15/2031 471,157
Kimberly-Clark Corporation
390,000 3.900%,  5/4/2047 301,110
Kraft Heinz Foods Company
234,000 4.375%,  6/1/2046 187,466
Legacy LifePoint Health, LLC
70,000 4.375%,  2/15/2027
c
65,556
LifePoint Health, Inc.
125,000 9.875%,  8/15/2030
c
130,162
72,000 11.000%,  10/15/2030
c
76,636
Mattel, Inc.
286,000 5.450%,  11/1/2041 250,314
Medline Borrower, LP/Medline Co-
Issuer, Inc.
131,000 6.250%,  4/1/2029
c
130,162
Medtronic, Inc.
343,000 4.375%,  3/15/2035 315,448
ModivCare Escrow Issuer, Inc.
58,000 5.000%,  10/1/2029
a,c
40,292
ModivCare, Inc.
47,000 5.875%,  11/15/2025
c
45,839
Mozart Debt Merger Sub, Inc.
129,000 3.875%,  4/1/2029
c
115,562
113,000 5.250%,  10/1/2029
c
105,201
Newell Brands, Inc.
66,000 6.375%,  9/15/2027
a
64,359
65,000 6.625%,  9/15/2029 62,782
Organon & Company/Organon
Foreign Debt Co-Issuer BV
161,000 4.125%,  4/30/2028
c
146,632
180,000 5.125%,  4/30/2031
c
155,646
Owens & Minor, Inc.
157,000 6.625%,  4/1/2030
a,c
152,336
PepsiCo, Inc.
225,000 4.200%,  7/18/2052 184,430
Performance Food Group, Inc.
95,000 4.250%,  8/1/2029
c
85,156
Perrigo Finance Unlimited
Company
100,000 3.150%,  6/15/2030 91,633
Pfizer Investment Enterprises,
Private Ltd.
511,000 5.300%,  5/19/2053 476,527
230,000 5.110%,  5/19/2043 214,107
Philip Morris International, Inc.
236,000 5.500%,  9/7/2030 235,506
120,000 5.125%,  2/13/2031 116,605
341,000 5.375%,  2/15/2033 334,216
Post Holdings, Inc.
95,000 4.625%,  4/15/2030
c
85,796
135,000 4.500%,  9/15/2031
c
118,701

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Consumer Non-Cyclical (0.6%) - continued
Primo Water Holdings, Inc.
$ 140,000 4.375%,  4/30/2029
c
$ 127,786
Reynolds American, Inc.
481,000 5.700%,  8/15/2035 461,867
Roche Holdings, Inc.
228,000 4.000%,  11/28/2044
c
185,651
Scotts Miracle-Gro Company
65,000 4.500%,  10/15/2029 57,969
Simmons Foods, Inc.
255,000 4.625%,  3/1/2029
c
220,016
Spectrum Brands, Inc.
99,000 5.000%,  10/1/2029
c
96,456
100,000 5.500%,  7/15/2030
c
97,103
68,000 3.875%,  3/15/2031
a,c
63,636
Star Parent, Inc.
119,000 9.000%,  10/1/2030
c
124,480
Sysco Corporation
325,000 6.600%,  4/1/2040 345,388
Takeda Pharmaceutical Company,
Ltd.
340,000 3.175%,  7/9/2050 220,981
Tenet Healthcare Corporation
405,000 5.125%,  11/1/2027 391,807
105,000 6.125%,  10/1/2028 103,683
139,000 6.750%,  5/15/2031
c
139,276
Teva Pharmaceutical Finance
Netherlands III BV
127,000 3.150%,  10/1/2026 117,655
US Acute Care Solutions, LLC
65,000 6.375%,  3/1/2026
c
65,812
Viterra Finance BV
295,000 3.200%,  4/21/2031
c
248,642
Wyeth, LLC
229,000 6.500%,  2/1/2034 246,609
Zoetis, Inc.
509,000 4.700%,  2/1/2043 443,580
Total 22,161,686
Energy (0.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
122,000 5.375%,  6/15/2029
c
116,091
Antero Resources Corporation
62,000 5.375%,  3/1/2030
c
58,947
Archrock Partners, LP/Archrock
Partners Finance Corporation
170,000 6.250%,  4/1/2028
c
166,543
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
131,000 8.250%,  12/31/2028
c
133,668
Baytex Energy Corporation
115,000 8.500%,  4/30/2030
c
119,900
Borr IHC, Ltd./Borr Finance, LLC
160,000 10.375%,  11/15/2030
c
166,164
BP Capital Markets America, Inc.
613,000 2.939%,  6/4/2051 383,995
Buckeye Partners, LP
90,000 4.500%,  3/1/2028
c
83,831
Principal
Amount Long-Term Fixed Income (19.9%) Value
Energy (0.5%) - continued
Canadian Natural Resources, Ltd.
$ 168,000 2.950%,  7/15/2030 $ 144,274
CGG SA
32,000 8.750%,  4/1/2027
c
29,945
Cheniere Energy Partners, LP
911,000 4.500%,  10/1/2029 852,370
Cheniere Energy, Inc.
64,000 5.650%,  4/15/2034
c
62,635
Civitas Resources, Inc.
108,000 8.375%,  7/1/2028
c
112,664
42,000 8.625%,  11/1/2030
c
44,694
156,000 8.750%,  7/1/2031
c
165,476
CNX Resources Corporation
67,000 6.000%,  1/15/2029
c
64,915
Columbia Pipelines Holding
Company, LLC
240,000 6.042%,  8/15/2028
c
242,173
Columbia Pipelines Operating
Company, LLC
59,000 5.927%,  8/15/2030
c
59,101
Comstock Resources, Inc.
127,000 6.750%,  3/1/2029
c
119,495
115,000 5.875%,  1/15/2030
c
104,739
Continental Resources, Inc.
398,000 2.268%,  11/15/2026
c
365,082
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
129,000 5.500%,  6/15/2031
c
118,543
Crescent Energy Finance, LLC
79,000 9.250%,  2/15/2028
c
83,460
196,000 7.625%,  4/1/2032
c
196,731
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
142,000 8.625%,  3/15/2029
c
143,074
Diamond Foreign Asset Company/
Diamond Finance, LLC
47,000 8.500%,  10/1/2030
c
49,161
Diamondback Energy, Inc.
356,000 5.750%,  4/18/2054 339,858
DT Midstream, Inc.
97,000 4.125%,  6/15/2029
c
87,918
Enbridge, Inc.
390,000 5.250%,  4/5/2027 386,990
Enerflex, Ltd.
94,000 9.000%,  10/15/2027
c
96,258
Energy Transfer, LP
154,000 8.000%,  5/15/2054
a,e
158,589
250,000 4.000%,  10/1/2027 237,677
215,000 4.900%,  3/15/2035 196,806
175,000 5.150%,  2/1/2043 149,573
445,000 6.000%,  6/15/2048 422,057
Enterprise Products Operating,
LLC
300,000 3.300%,  2/15/2053 198,179
EQM Midstream Partners, LP
318,000 4.750%,  1/15/2031
c
290,567
EQT Corporation
190,000 6.125%,  2/1/2025 189,906
Exxon Mobil Corporation
450,000 3.452%,  4/15/2051 318,119

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Energy (0.5%) - continued
Genesis Energy LP/Genesis
Energy Finance Corporation
$ 191,000 8.875%,  4/15/2030 $ 197,647
Halliburton Company
297,000 4.850%,  11/15/2035 279,656
228,000 5.000%,  11/15/2045 204,071
Harvest Midstream I, LP
145,000 7.500%,  9/1/2028
c
145,397
95,534 7.500%,  5/15/2032
c,h
95,652
Hess Midstream Operations, LP
143,000 4.250%,  2/15/2030
c
129,057
Hilcorp Energy I, LP/Hilcorp
Finance Company
255,000 5.750%,  2/1/2029
c
244,961
64,000 6.000%,  4/15/2030
c
61,279
70,000 6.250%,  4/15/2032
c
67,587
Howard Midstream Energy
Partners, LLC
97,000 6.750%,  1/15/2027
c
95,698
ITT Holdings, LLC
135,000 6.500%,  8/1/2029
c
121,934
Kodiak Gas Services, LLC
79,000 7.250%,  2/15/2029
c
79,570
Laredo Petroleum, Inc.
199,000 7.750%,  7/31/2029
c
200,304
MEG Energy Corporation
151,000 5.875%,  2/1/2029
c
146,092
MPLX, LP
290,000 4.875%,  6/1/2025 287,264
455,000 4.950%,  9/1/2032 429,148
84,000 5.000%,  3/1/2033 78,998
Nabors Industries, Inc.
64,000 7.375%,  5/15/2027
c
63,428
162,000 9.125%,  1/31/2030
c
167,052
National Fuel Gas Company
415,000 5.500%,  1/15/2026 411,897
New Fortress Energy, Inc.
46,000 6.750%,  9/15/2025
c
45,435
52,000 8.750%,  3/15/2029
a,c
50,713
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
52,000 8.125%,  2/15/2029
c
52,828
78,000 8.375%,  2/15/2032
c
79,260
Noble Finance II, LLC
64,000 8.000%,  4/15/2030
c
65,945
Northern Oil and Gas, Inc.
116,000 8.750%,  6/15/2031
c
122,021
NuStar Logistics, LP
127,000 6.375%,  10/1/2030 125,556
Occidental Petroleum Corporation
601,000 7.875%,  9/15/2031 667,164
ONEOK, Inc.
121,000 5.000%,  3/1/2026 119,672
Ovintiv, Inc.
397,000 5.375%,  1/1/2026 393,724
235,000 6.250%,  7/15/2033 236,869
PBF Holding Company, LLC/PBF
Finance Corporation
95,000 6.000%,  2/15/2028 92,653
Principal
Amount Long-Term Fixed Income (19.9%) Value
Energy (0.5%) - continued
Permian Resources Operating,
LLC
$ 98,000 7.000%,  1/15/2032
c
$ 99,903
Phillips 66 Company
220,000 4.950%,  12/1/2027 216,988
Prairie Acquiror, LP
105,000 9.000%,  8/1/2029
c
107,248
Precision Drilling Corporation
115,000 6.875%,  1/15/2029
c
113,807
Range Resources Corporation
94,000 4.750%,  2/15/2030
c
86,552
Rockcliff Energy II, LLC
123,000 5.500%,  10/15/2029
c
113,376
Rockies Express Pipeline, LLC
164,000 4.950%,  7/15/2029
c
150,771
SM Energy Company
105,000 6.500%,  7/15/2028 104,146
Southwestern Energy Company
80,000 4.750%,  2/1/2032 72,045
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
64,000 5.875%,  3/1/2027 63,054
Suncor Energy, Inc.
376,000 7.150%,  2/1/2032 409,643
Sunoco, LP
191,000 7.000%,  5/1/2029
c
193,977
Sunoco, LP/Sunoco Finance
Corporation
94,000 5.875%,  3/15/2028 91,732
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
215,000 5.500%,  1/15/2028
c
204,126
95,000 7.375%,  2/15/2029
c
95,104
Talos Production, Inc.
67,000 9.000%,  2/1/2029
c
70,689
Targa Resources Corporation
400,000 4.200%,  2/1/2033 353,075
Teine Energy, Ltd.
140,000 6.875%,  4/15/2029
c
136,021
Transocean, Inc.
153,000 8.750%,  2/15/2030
c
159,530
USA Compression Partners, LP/
USA Compression Finance
Corporation
114,000 7.125%,  3/15/2029
c
113,271
Valaris, Ltd.
116,000 8.375%,  4/30/2030
c
119,296
Venture Global Calcasieu Pass,
LLC
147,000 3.875%,  8/15/2029
c
129,879
85,000 4.125%,  8/15/2031
c
74,186
Venture Global LNG, Inc.
236,000 8.125%,  6/1/2028
c
241,302
236,000 8.375%,  6/1/2031
c
242,186
281,000 9.875%,  2/1/2032
c
299,857
Western Midstream Operating, LP
234,000 6.350%,  1/15/2029 238,912
114,000 6.150%,  4/1/2033 113,798

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Energy (0.5%) - continued
Williams Companies, Inc.
$ 228,000 5.300%,  8/15/2052 $ 205,564
420,000 7.500%,  1/15/2031 458,953
Total 17,897,691
Financials (1.7%)
Acrisure, LLC/Acrisure Finance,
Inc.
44,000 4.250%,  2/15/2029
c
39,418
AEGON Funding Company, LLC
383,000 5.500%,  4/16/2027
c
378,845
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
259,000 6.100%,  1/15/2027 261,020
425,000 3.875%,  1/23/2028 397,519
265,000 3.400%,  10/29/2033 215,756
Air Lease Corporation
537,000 3.000%,  2/1/2030 465,347
Aircastle, Ltd.
375,000 5.250%,  8/11/2025
c
370,304
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
64,000 4.250%,  10/15/2027
c
59,700
129,000 6.750%,  4/15/2028
c
128,864
65,000 7.000%,  1/15/2031
c
65,204
Ally Financial, Inc.
400,000 5.750%,  11/20/2025
a
396,736
400,000 8.000%,  11/1/2031 433,069
99,000 6.700%,  2/14/2033 97,118
American Express Company
127,000 5.098%,  2/16/2028
e
125,570
American Homes 4 Rent, LP
433,000 2.375%,  7/15/2031 343,099
American International Group, Inc.
469,000 5.125%,  3/27/2033 449,850
AmWINS Group, Inc.
52,000 6.375%,  2/15/2029
c
51,370
155,000 4.875%,  6/30/2029
c
140,908
ANZ Bank New Zealand, Ltd.
225,000 5.548%,  8/11/2032
c,e
222,312
Aon North America, Inc.
185,000 5.750%,  3/1/2054 178,845
Ares Capital Corporation
170,000 3.250%,  7/15/2025 163,935
375,000 3.875%,  1/15/2026 361,072
241,000 2.150%,  7/15/2026 221,299
203,000 5.875%,  3/1/2029 199,016
Arthur J. Gallagher & Company
59,000 6.750%,  2/15/2054 63,531
95,000 5.750%,  7/15/2054 90,241
Associated Banc-Corp
325,000 4.250%,  1/15/2025 319,284
Australia & New Zealand Banking
Group, Ltd.
300,000 2.950%,  7/22/2030
c,e
288,110
Avolon Holdings Funding, Ltd.
130,000 4.250%,  4/15/2026
c
125,018
288,000 5.750%,  3/1/2029
c
283,347
Banco Santander Mexico SA
225,000 5.375%,  4/17/2025
c
223,538
Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
Banco Santander SA
$ 400,000 4.175%,  3/24/2028
e
$ 380,564
Bank of America Corporation
408,000 5.080%,  1/20/2027
e
403,674
325,000 1.734%,  7/22/2027
e
298,167
297,000 3.824%,  1/20/2028
e
283,483
199,000 5.202%,  4/25/2029
e
195,920
300,000 2.087%,  6/14/2029
e
261,002
150,000 3.974%,  2/7/2030
e
139,423
350,000 2.496%,  2/13/2031
e
294,555
600,000 1.922%,  10/24/2031
e
477,083
343,000 2.972%,  2/4/2033
e
283,166
685,000 4.571%,  4/27/2033
e
631,432
352,000 5.872%,  9/15/2034
e
352,640
143,000 5.468%,  1/23/2035
e
139,063
455,000 3.846%,  3/8/2037
e
391,862
Bank of Montreal
116,000 5.266%,  12/11/2026 115,340
Bank of New York Mellon
Corporation
243,000 6.317%,  10/25/2029
e
251,122
Bank of Nova Scotia
112,000 4.850%,  2/1/2030 108,458
Barclays plc
34,000 6.125%,  12/15/2025
e,i
32,682
345,000 6.496%,  9/13/2027
e
349,137
350,000 4.972%,  5/16/2029
e
337,689
340,000 5.746%,  8/9/2033
e
332,012
Belrose Funding Trust
500,000 2.330%,  8/15/2030
c
388,542
Berkshire Hathaway Finance
Corporation
456,000 2.850%,  10/15/2050 286,792
BlackRock Funding, Inc.
125,000 5.250%,  3/14/2054 117,993
Blackstone Private Credit Fund
341,000 2.700%,  1/15/2025 332,622
231,000 6.250%,  1/25/2031
c
227,316
Blue Owl Capital Corporation II
176,000 8.450%,  11/15/2026
c
179,561
Blue Owl Credit Income
Corporation
286,000 4.700%,  2/8/2027 270,279
Blue Owl Technology Finance
Corporation
150,000 4.750%,  12/15/2025
c
143,837
Blue Owl Technology Finance
Corporation II
248,000 6.750%,  4/4/2029
c
238,970
BNP Paribas SA
572,000 3.132%,  1/20/2033
c,e
474,258
BPCE SA
588,000 3.500%,  10/23/2027
c
544,277
Bread Financial Holdings, Inc.
71,000 9.750%,  3/15/2029
c
73,836
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
41,000 4.500%,  4/1/2027
c
36,413
Burford Capital Global Finance,
LLC
151,000 9.250%,  7/1/2031
c
157,290

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
Camden Property Trust
$ 311,000 3.150%,  7/1/2029 $ 277,875
Canadian Imperial Bank of
Commerce
341,000 5.001%,  4/28/2028 334,162
Capital One Financial Corporation
425,000 4.200%,  10/29/2025 414,201
350,000 2.636%,  3/3/2026
e
340,116
85,000 5.700%,  2/1/2030
e
83,825
Castlelake Aviation Finance DAC
102,000 5.000%,  4/15/2027
c
98,163
Centene Corporation
852,000 2.625%,  8/1/2031 681,720
Charles Schwab Corporation
530,000 2.450%,  3/3/2027 488,194
234,000 6.136%,  8/24/2034
e
237,271
Chubb INA Holdings, LLC
225,000 4.350%,  11/3/2045 188,533
Citibank NA
350,000 5.438%,  4/30/2026 349,495
Citigroup, Inc.
408,000 0.981%,  5/1/2025
e
408,000
455,000 4.400%,  6/10/2025 448,060
304,000 3.200%,  10/21/2026 287,027
468,000 3.668%,  7/24/2028
e
440,985
228,000 4.125%,  7/25/2028 214,728
99,000 3.520%,  10/27/2028
e
92,366
148,000 5.174%,  2/13/2030
e
144,739
484,000 4.910%,  5/24/2033
e
454,236
287,000 6.174%,  5/25/2034
e
284,830
CNA Financial Corporation
177,000 5.125%,  2/15/2034 166,999
Comerica, Inc.
90,000 5.982%,  1/30/2030
e
87,398
Cooperatieve Rabobank UA
455,000 5.564%,  2/28/2029
c,e
450,932
Corebridge Financial, Inc.
171,000 4.350%,  4/5/2042 137,097
Credit Acceptance Corporation
118,000 9.250%,  12/15/2028
c
125,110
Credit Agricole SA
400,000 6.875%,  9/23/2024
c,e,i
398,515
Credit Suisse Group AG
350,000 7.250%,  N/A
c,j
38,500
Deutsche Bank AG/New York, NY
255,000 6.819%,  11/20/2029
e
262,081
525,000 3.729%,  1/14/2032
e
432,245
Discover Bank
480,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
465,978
Diversified Healthcare Trust
76,000 Zero Coupon,  1/15/2026
c
65,356
Drawbridge Special Opportunities
Fund, LP
235,000 3.875%,  2/15/2026
c
221,573
Elevance Health, Inc.
460,000 3.125%,  5/15/2050 299,750
306,000 4.625%,  5/15/2042 264,706
Enact Holdings, Inc.
88,000 6.500%,  8/15/2025
c
87,921
Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
EPR Properties
$ 210,000 4.950%,  4/15/2028 $ 197,358
Fairfax Financial Holdings, Ltd.
252,000 6.350%,  3/22/2054
c
249,128
Fifth Third Bancorp
179,000 6.339%,  7/27/2029
e
181,040
First Horizon Bank
300,000 5.750%,  5/1/2030
a
276,884
FirstCash, Inc.
126,000 5.625%,  1/1/2030
c
118,734
First-Citizens Bank & Trust
Company
210,000 6.125%,  3/9/2028 213,299
Five Corners Funding Trust IV
227,000 5.997%,  2/15/2053
c
227,037
Fortress Transportation and
Infrastructure Investors, LLC
58,000 9.750%,  8/1/2027
c
59,879
49,000 5.500%,  5/1/2028
c
47,029
118,000 7.000%,  5/1/2031
c
118,637
Freedom Mortgage Corporation
59,000 7.625%,  5/1/2026
c
58,735
47,000 12.000%,  10/1/2028
c
50,302
Freedom Mortgage Holdings, LLC
52,000 9.250%,  2/1/2029
c
52,275
FS KKR Capital Corporation
325,000 3.400%,  1/15/2026 307,270
GGAM Finance, Ltd.
115,000 7.750%,  5/15/2026
c
116,826
66,000 8.000%,  6/15/2028
c
67,969
52,000 6.875%,  4/15/2029
c
51,951
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
192,000 3.750%,  12/15/2027
c
163,512
goeasy, Ltd.
95,000 9.250%,  12/1/2028
c
100,305
32,000 7.625%,  7/1/2029
c
31,993
Goldman Sachs Bank USA/New
York, NY
521,000 5.283%,  3/18/2027
e
517,565
Goldman Sachs BDC, Inc.
153,000 6.375%,  3/11/2027 153,599
Goldman Sachs Group, Inc.
320,000 1.948%,  10/21/2027
e
292,184
356,000 6.484%,  10/24/2029
e
367,336
145,000 1.992%,  1/27/2032
e
114,478
898,000 3.102%,  2/24/2033
e
747,087
Healthpeak OP, LLC
87,000 3.400%,  2/1/2025 85,364
Highwoods Realty, LP
235,000 7.650%,  2/1/2034 246,969
HSBC Holdings plc
450,000 2.999%,  3/10/2026
e
438,743
275,000 3.900%,  5/25/2026 265,871
350,000 5.402%,  8/11/2033
e
338,332
HSBC USA, Inc.
353,000 5.294%,  3/4/2027 351,799
HUB International, Ltd.
185,000 7.250%,  6/15/2030
c
187,714

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
Huntington Bancshares, Inc./OH
$ 290,000 5.709%,  2/2/2035
e
$ 278,024
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
91,000 6.375%,  12/15/2025 89,370
115,000 6.250%,  5/15/2026 111,845
132,000 5.250%,  5/15/2027 121,208
Intercontinental Exchange, Inc.
200,000 4.950%,  6/15/2052 179,112
Intesa Sanpaolo SPA
79,000 4.198%,  6/1/2032
c,e
64,752
Invitation Homes Operating
Partnership, LP
286,000 2.000%,  8/15/2031 221,040
J.P. Morgan Chase & Company
239,000 1.040%,  2/4/2027
e
220,295
456,000 1.578%,  4/22/2027
e
420,793
460,000 2.947%,  2/24/2028
e
428,174
575,000 4.203%,  7/23/2029
e
545,216
425,000 2.522%,  4/22/2031
e
358,694
450,000 1.953%,  2/4/2032
e
357,052
457,000 4.586%,  4/26/2033
e
425,293
342,000 4.912%,  7/25/2033
e
325,155
294,000 5.766%,  4/22/2035
e
294,197
J.P. Morgan Chase Bank NA
250,000 5.110%,  12/8/2026 248,339
Jane Street Group/JSG Finance,
Inc.
39,000 4.500%,  11/15/2029
c
35,473
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
47,000 5.000%,  8/15/2028
c
42,286
Jefferson Capital Holdings, LLC
52,000 6.000%,  8/15/2026
c
51,118
131,000 9.500%,  2/15/2029
c
133,287
KeyBank NA/Cleveland, OH
308,000 5.000%,  1/26/2033 276,197
KeyCorp
168,000 3.878%,  5/23/2025
e
166,994
Kilroy Realty, LP
118,000 4.250%,  8/15/2029 105,267
105,000 6.250%,  1/15/2036 98,619
Kite Realty Group, LP
85,000 5.500%,  3/1/2034 81,084
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
65,000 4.250%,  2/1/2027
c
60,187
109,000 4.750%,  6/15/2029
c
97,277
Liberty Mutual Group, Inc.
35,000 4.125%,  12/15/2051
c,e
31,857
Lloyds Banking Group plc
340,000 5.871%,  3/6/2029
e
340,539
Macquarie Airfinance Holdings,
Ltd.
221,000 6.400%,  3/26/2029
c
220,361
Manufacturers & Traders Trust
Company
341,000 4.700%,  1/27/2028 322,834
Marsh & McLennan Companies,
Inc.
84,000 5.450%,  3/15/2053 79,570
Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
$ 239,000 5.400%,  9/15/2033 $ 238,221
Massachusetts Mutual Life
Insurance Company
525,000 3.200%,  12/1/2061
c
305,768
Metropolitan Life Global Funding I
223,000 5.050%,  1/8/2034
c
214,111
Mitsubishi UFJ Financial Group,
Inc.
339,000 5.422%,  2/22/2029
e
337,593
350,000 2.048%,  7/17/2030 285,638
Molina Healthcare, Inc.
122,000 4.375%,  6/15/2028
c
113,150
Morgan Stanley
450,000 4.350%,  9/8/2026 437,743
468,000 3.591%,  7/22/2028
e
440,375
227,000 5.164%,  4/20/2029
e
223,290
440,000 3.622%,  4/1/2031
e
395,474
227,000 5.250%,  4/21/2034
e
217,818
214,000 5.831%,  4/19/2035
e
213,914
400,000 5.297%,  4/20/2037
e
374,630
MPT Operating Partnership, LP/
MPT Finance Corporation
52,000 5.250%,  8/1/2026
a
47,363
138,000 4.625%,  8/1/2029
a
103,266
Nasdaq, Inc.
325,000 3.250%,  4/28/2050 212,345
Nationstar Mortgage Holdings,
Inc.
116,000 6.000%,  1/15/2027
c
113,667
NatWest Group plc
225,000 4.445%,  5/8/2030
e
210,914
359,000 6.475%,  6/1/2034
e
360,507
Navient Corporation
38,000 5.000%,  3/15/2027 35,825
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
42,000 4.500%,  9/30/2028
c
35,826
New York Life Global Funding
337,000 4.550%,  1/28/2033
c
315,017
NNN REIT, Inc.
357,000 5.600%,  10/15/2033 350,248
Omega Healthcare Investors, Inc.
432,000 3.625%,  10/1/2029 377,448
375,000 3.375%,  2/1/2031 313,139
OneMain Finance Corporation
245,000 3.500%,  1/15/2027 225,402
253,000 3.875%,  9/15/2028 222,695
Panther Escrow Issuer, LLC
183,000 7.125%,  6/1/2031
c
183,949
Park Intermediate Holdings, LLC
186,000 4.875%,  5/15/2029
c
170,196
Pine Street Trust I
342,000 4.572%,  2/15/2029
c
319,044
PNC Financial Services Group,
Inc.
120,000 6.615%,  10/20/2027
e
122,622
456,000 4.626%,  6/6/2033
e
417,134
PRA Group, Inc.
32,000 7.375%,  9/1/2025
c
31,852
100,000 8.375%,  2/1/2028
c
97,548

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
Principal Life Global Funding II
$ 338,000 1.250%,  8/16/2026
c
$ 305,661
Prologis Targeted US Logistics
Fund, LP
240,000 5.250%,  4/1/2029
c
235,430
Prologis, LP
160,000 5.250%,  3/15/2054 146,049
Prudential Financial, Inc.
434,000 5.125%,  3/1/2052
e
400,379
Quicken Loans, LLC
74,000 3.875%,  3/1/2031
c
62,741
Realty Income Corporation
450,000 2.100%,  3/15/2028 396,451
Regency Centers, LP
350,000 4.125%,  3/15/2028 332,351
176,000 5.250%,  1/15/2034 168,276
RGA Global Funding
117,000 5.500%,  1/11/2031
c
115,105
RHP Hotel Properties, LP/RHP
Finance Corporation
32,000 4.750%,  10/15/2027 30,411
125,000 7.250%,  7/15/2028
c
126,938
RLJ Lodging Trust, LP
117,000 4.000%,  9/15/2029
c
101,474
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
215,000 3.625%,  3/1/2029
c
189,407
Santander Holdings USA, Inc.
113,000 6.499%,  3/9/2029
e
113,877
105,000 6.174%,  1/9/2030
e
104,589
Santander UK Group Holdings plc
600,000 1.673%,  6/14/2027
e
547,003
Service Properties Trust
61,000 7.500%,  9/15/2025 61,450
32,000 5.250%,  2/15/2026 30,781
97,000 8.625%,  11/15/2031
c
101,873
Simon Property Group, LP
400,000 3.800%,  7/15/2050 286,789
SLM Corporation
60,000 4.200%,  10/29/2025 58,003
Societe Generale SA
234,000 4.750%,  11/24/2025
c
228,260
Standard Chartered plc
399,000 1.822%,  11/23/2025
c,e
388,996
Sumitomo Mitsui Financial Group,
Inc.
228,000 3.010%,  10/19/2026 214,765
338,000 5.710%,  1/13/2030 339,955
200,000 1.710%,  1/12/2031 156,603
Synchrony Financial
67,000 7.250%,  2/2/2033 65,376
Synovus Bank
250,000 5.625%,  2/15/2028 238,762
Toronto-Dominion Bank
341,000 5.156%,  1/10/2028 338,198
296,000 5.523%,  7/17/2028 296,974
Truist Financial Corporation
230,000 6.047%,  6/8/2027
e
231,218
162,000 5.125%,  12/15/2027
e,i
145,070
270,000 5.122%,  1/26/2034
e
251,580
152,000 5.711%,  1/24/2035
e
147,514
Principal
Amount Long-Term Fixed Income (19.9%) Value
Financials (1.7%) - continued
U.S. Bancorp
$ 228,000 5.727%,  10/21/2026
e
$ 227,923
352,000 5.775%,  6/12/2029
e
352,696
89,000 5.836%,  6/12/2034
e
87,971
160,000 5.678%,  1/23/2035
e
156,306
UBS Group AG
600,000 2.193%,  6/5/2026
c,e
575,612
355,000 6.246%,  9/22/2029
c,e
360,290
282,000 3.091%,  5/14/2032
c,e
233,508
200,000 5.699%,  2/8/2035
c,e
193,936
United Wholesale Mortgage, LLC
37,000 5.500%,  11/15/2025
c
36,395
140,000 5.500%,  4/15/2029
c
130,059
UnitedHealth Group, Inc.
228,000 5.875%,  2/15/2053 232,144
342,000 4.750%,  5/15/2052 297,525
Vornado Realty, LP
48,000 3.400%,  6/1/2031 37,286
Wells Fargo & Company
203,000 3.000%,  4/22/2026 193,648
304,000 3.000%,  10/23/2026 285,940
342,000 3.526%,  3/24/2028
e
322,732
256,000 5.707%,  4/22/2028
e
256,178
481,000 2.393%,  6/2/2028
e
437,302
236,000 5.574%,  7/25/2029
e
235,246
187,000 5.389%,  4/24/2034
e
180,209
550,000 4.900%,  11/17/2045 470,216
Willis North America, Inc.
456,000 4.650%,  6/15/2027 443,181
XHR, LP
59,000 6.375%,  8/15/2025
c
58,935
64,000 4.875%,  6/1/2029
c
58,417
Total 60,976,801
Foreign Government (<0.1%)
NBN Company, Ltd.
375,000 2.625%,  5/5/2031
c
312,507
Total 312,507
Mortgage-Backed Securities (6.2%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
3,801,554 2.000%,  1/1/2052 2,909,238
1,764,378 2.000%,  5/1/2051 1,350,274
6,721,724 2.500%,  5/1/2051 5,379,028
2,841,170 3.500%,  5/1/2052 2,451,420
3,206,980 4.000%,  5/1/2052 2,893,864
1,970,306 5.000%,  7/1/2053 1,879,933
1,712,264 5.500%,  7/1/2053 1,671,229
2,268,065 3.500%,  8/1/2052 1,969,466
1,979,788 5.000%,  8/1/2053 1,896,450
5,925,580 5.500%,  9/1/2053 5,792,194
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
2,020,937 2.500%,  7/1/2030 1,882,139
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,500,000 4.500%,  5/1/2039
h
2,417,053

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Mortgage-Backed Securities (6.2%) - continued
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
$ 2,305,390 3.000%,  12/1/2036 $ 2,077,306
2,004,047 3.000%,  8/1/2038 1,819,274
2,875,499 3.500%,  5/1/2040 2,598,679
1,810,374 2.500%,  4/1/2042 1,514,732
743,725 2.000%,  5/1/2042 608,408
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
7,230,004 3.000%,  1/1/2052 6,024,112
1,206,652 2.000%,  2/1/2051 923,766
760,504 2.000%,  2/1/2051 582,212
3,487,808 2.500%,  2/1/2051 2,766,686
1,996,524 2.500%,  2/1/2051 1,603,608
13,407,941 2.000%,  3/1/2051 10,170,786
1,753,451 2.000%,  3/1/2051 1,332,500
5,142,255 4.000%,  3/1/2051 4,691,069
7,508,873 3.000%,  3/1/2052 6,224,477
8,972,895 2.000%,  4/1/2051 6,820,681
4,467,684 3.000%,  4/1/2051 3,716,201
4,661,657 3.000%,  5/1/2050 3,913,611
1,428,536 2.000%,  5/1/2051 1,088,116
3,399,872 3.000%,  5/1/2051 2,869,024
2,433,089 3.000%,  6/1/2050 2,064,675
1,312,003 4.000%,  6/1/2052 1,175,898
1,369,572 5.000%,  6/1/2053 1,308,790
5,170,433 2.500%,  7/1/2051 4,152,709
1,943,198 3.500%,  7/1/2051 1,702,475
3,664,938 4.000%,  7/1/2052 3,284,953
3,676,670 3.500%,  8/1/2050 3,229,333
5,204,109 3.500%,  8/1/2052 4,490,758
6,673,899 4.500%,  8/1/2052 6,179,345
2,603,996 5.000%,  8/1/2053 2,488,430
2,578,662 2.500%,  9/1/2051 2,073,088
2,905,632 3.500%,  9/1/2052 2,528,454
1,580,725 3.500%,  9/1/2052 1,375,598
2,254,019 5.000%,  9/1/2052 2,141,083
3,145,770 4.500%,  9/1/2053 2,905,251
1,994,369 4.500%,  9/1/2053 1,852,508
5,384,270 4.000%,  10/1/2052 4,836,617
1,418,819 2.000%,  11/1/2051 1,082,203
2,080,965 3.500%,  11/1/2052 1,818,866
5,793,613 2.000%,  12/1/2050 4,427,373
8,941,946 2.500%,  12/1/2051 7,164,746
3,984,228 4.500%,  12/1/2052 3,701,110
10,300,000 5.500%,  5/1/2041
h
9,996,675
4,500,000 6.000%,  5/1/2041
h
4,458,164
7,150,000 3.000%,  5/1/2049
h
5,902,956
11,500,000 3.500%,  5/1/2049
h
9,911,146
5,950,000 4.000%,  5/1/2049
h
5,321,233
3,325,000 4.500%,  5/1/2049
h
3,063,702
13,100,000 5.000%,  5/1/2049
h
12,412,350
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
6,017,049 2.500%,  3/1/2062 4,677,703
1,847,516 3.500%,  7/1/2061 1,565,727
2,773,896 4.000%,  12/1/2061 2,450,859
Total 219,582,314
Principal
Amount Long-Term Fixed Income (19.9%) Value
Technology (0.4%)
Advanced Micro Devices, Inc.
$ 228,000 4.393%,  6/1/2052 $ 189,580
Analog Devices, Inc.
700,000 2.950%,  10/1/2051 445,012
Apple, Inc.
400,000 2.650%,  2/8/2051 245,428
746,000 3.750%,  9/12/2047 577,483
Boost Newco Borrower, LLC
161,000 7.500%,  1/15/2031
c
166,167
Broadcom, Inc.
75,000 3.469%,  4/15/2034
c
62,140
457,000 3.137%,  11/15/2035
c
354,654
380,000 3.187%,  11/15/2036
c
291,382
275,000 4.926%,  5/15/2037
c
251,135
Central Parent, Inc./CDK Global,
Inc.
80,000 7.250%,  6/15/2029
c
80,876
Cisco Systems, Inc.
124,000 5.300%,  2/26/2054 119,316
123,000 4.950%,  2/26/2031 120,977
Clarivate Science Holdings
Corporation
70,000 3.875%,  7/1/2028
c
63,742
Cloud Software Group, Inc.
342,000 6.500%,  3/31/2029
c
324,371
Consensus Cloud Solutions, Inc.
33,000 6.000%,  10/15/2026
a,c
31,287
CoreLogic, Inc.
39,000 4.500%,  5/1/2028
c
33,744
Dell International, LLC/EMC
Corporation
244,000 6.020%,  6/15/2026 245,417
Dell, Inc.
215,000 6.500%,  4/15/2038 224,124
Dye & Durham, Ltd.
98,000 8.625%,  4/15/2029
c
98,958
Fiserv, Inc.
114,000 2.250%,  6/1/2027 103,584
238,000 2.650%,  6/1/2030 202,553
243,000 5.350%,  3/15/2031 239,534
198,000 5.600%,  3/2/2033 196,170
Gen Digital, Inc.
5,000 6.750%,  9/30/2027
c
5,019
78,000 7.125%,  9/30/2030
a,c
78,805
Global Payments, Inc.
253,000 5.950%,  8/15/2052 241,799
342,000 5.300%,  8/15/2029 334,172
II-VI, Inc.
56,000 5.000%,  12/15/2029
c
51,663
Intel Corporation
240,000 5.600%,  2/21/2054 225,842
Iron Mountain, Inc.
140,000 5.000%,  7/15/2028
c
131,934
190,000 4.875%,  9/15/2029
c
175,326
140,000 5.250%,  7/15/2030
c
129,939
164,000 4.500%,  2/15/2031
c
144,651
KLA Corporation
343,000 3.300%,  3/1/2050 234,978
Marvell Technology, Inc.
57,000 5.950%,  9/15/2033 57,338

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Technology (0.4%) - continued
Mastercard, Inc.
$ 275,000 3.950%,  2/26/2048 $ 219,769
Microchip Technology, Inc.
50,000 5.050%,  3/15/2029 49,142
Micron Technology, Inc.
125,000 5.300%,  1/15/2031 122,655
Microsoft Corporation
161,000 3.041%,  3/17/2062 102,747
403,000 2.500%,  9/15/2050
c
241,971
352,000 3.700%,  8/8/2046 279,071
NCR Atleos Corporation
52,000 9.500%,  4/1/2029
c
55,276
NCR Voyix Corporation
176,000 5.125%,  4/15/2029
c
161,729
Neptune Bidco US, Inc.
133,000 9.290%,  4/15/2029
c
125,536
Newfold Digital Holdings Group,
Inc.
39,000 11.750%,  10/15/2028
c
41,895
NXP BV/NXP Funding, LLC
115,000 5.550%,  12/1/2028 114,779
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
154,000 4.300%,  6/18/2029 145,374
305,000 3.250%,  5/11/2041 215,042
Open Text Corporation
134,000 3.875%,  12/1/2029
c
117,277
175,000 4.125%,  2/15/2030
c
153,700
Oracle Corporation
228,000 6.900%,  11/9/2052 247,537
311,000 6.150%,  11/9/2029 320,731
420,000 3.850%,  7/15/2036 344,081
663,000 4.000%,  7/15/2046 491,188
Pitney Bowes, Inc.
33,000 6.875%,  3/15/2027
a,c
29,742
PTC, Inc.
130,000 3.625%,  2/15/2025
c
127,326
60,000 4.000%,  2/15/2028
c
55,585
RingCentral, Inc.
118,000 8.500%,  8/15/2030
c
120,066
Rocket Software, Inc.
79,000 9.000%,  11/28/2028
c,h
79,299
Roper Technologies, Inc.
298,000 1.750%,  2/15/2031 233,955
S&P Global, Inc.
57,000 5.250%,  9/15/2033
c
56,487
Seagate HDD Cayman
68,000 8.500%,  7/15/2031
c
72,604
136,475 9.625%,  12/1/2032 153,091
Sensata Technologies BV
200,000 4.000%,  4/15/2029
c
179,056
Sensata Technologies, Inc.
134,000 3.750%,  2/15/2031
c
113,240
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
50,000 4.625%,  11/1/2026
c
48,141
SK Hynix, Inc.
200,000 5.500%,  1/16/2027
c
197,505
SS&C Technologies, Inc.
186,000 5.500%,  9/30/2027
c
180,795
Principal
Amount Long-Term Fixed Income (19.9%) Value
Technology (0.4%) - continued
Texas Instruments, Inc.
$ 227,000 5.050%,  5/18/2063 $ 205,637
UKG, Inc.
131,000 6.875%,  2/1/2031
c
131,250
Viavi Solutions, Inc.
118,000 3.750%,  10/1/2029
c
99,086
Visa, Inc.
470,000 2.700%,  4/15/2040 333,059
VMware, LLC
208,000 4.650%,  5/15/2027 202,209
335,000 2.200%,  8/15/2031 264,838
Xerox Holdings Corporation
16,000 5.000%,  8/15/2025
c
15,546
186,000 5.500%,  8/15/2028
c
161,394
Total 13,088,511
Transportation (0.1%)
Air Canada
64,000 3.875%,  8/15/2026
c
60,712
American Airlines Group, Inc.
40,000 3.750%,  3/1/2025
c
38,919
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
350,000 5.500%,  4/20/2026
c
345,940
63,645 5.750%,  4/20/2029
c
61,464
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
75,000 5.375%,  3/1/2029
c
66,711
Burlington Northern Santa Fe, LLC
309,000 2.875%,  6/15/2052 190,221
235,000 5.750%,  5/1/2040 237,425
230,000 4.450%,  3/15/2043 196,331
Canadian Pacific Railway
Company
228,000 4.700%,  5/1/2048 191,760
CSX Corporation
270,000 3.800%,  4/15/2050 200,601
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
479,000 4.750%,  10/20/2028
c
463,711
ERAC USA Finance, LLC
227,000 5.400%,  5/1/2053
c
213,409
Hawaiian Brand Intellectual
Property, Ltd.
103,000 5.750%,  1/20/2026
c
96,603
Hertz Corporation
43,000 5.000%,  12/1/2029
a,c
29,528
Mileage Plus Holdings, LLC
371,150 6.500%,  6/20/2027
c
371,777
Penske Truck Leasing Company,
LP/PTL Finance Corporation
258,000 5.750%,  5/24/2026
c
258,079
Rand Parent, LLC
121,000 8.500%,  2/15/2030
a,c
119,659
RXO, Inc.
141,000 7.500%,  11/15/2027
c
142,846
Southwest Airlines Company
353,000 2.625%,  2/10/2030 299,565
Stena International SA
104,000 7.250%,  1/15/2031
c
104,084

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Transportation (0.1%) - continued
Union Pacific Corporation
$ 455,000 2.973%,  9/16/2062 $ 264,356
United Airlines, Inc.
129,000 4.375%,  4/15/2026
c
124,083
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
35,000 7.875%,  5/1/2027
c
31,125
153,000 6.375%,  2/1/2030
a,c
118,396
Total 4,227,305
U.S. Government & Agencies (6.6%)
U.S. Treasury Bonds
2,038,000 3.625%,  5/15/2053 1,665,747
4,600,000 1.625%,  11/15/2050 2,403,859
3,300,000 4.750%,  11/15/2053 3,282,984
5,090,000 5.250%,  11/15/2028 5,191,005
1,175,000 4.375%,  5/15/2040 1,119,922
10,800,000 1.375%,  11/15/2040 6,544,969
560,000 3.000%,  5/15/2042 432,534
545,000 3.375%,  5/15/2044 438,129
15,871,000 2.500%,  5/15/2046 10,730,904
13,950,000 2.875%,  5/15/2049 9,912,674
U.S. Treasury Notes
5,740,000 2.250%,  11/15/2024 5,645,211
6,340,000 2.125%,  11/30/2024 6,222,054
700,000 1.375%,  1/31/2025 679,868
16,300,000 3.875%,  3/31/2025 16,100,229
4,625,000 0.250%,  8/31/2025 4,333,950
1,100,000 5.000%,  8/31/2025 1,097,164
6,500,000 4.250%,  12/31/2025 6,408,848
9,100,000 2.625%,  1/31/2026 8,724,625
9,100,000 0.500%,  2/28/2026 8,376,977
23,740,000 2.500%,  2/28/2026 22,676,337
19,300,000 4.625%,  2/28/2026 19,150,726
16,600,000 4.500%,  3/31/2026 16,433,352
7,450,000 0.500%,  4/30/2027 6,550,762
2,055,000 2.250%,  11/15/2027 1,884,098
9,775,000 3.875%,  12/31/2027 9,465,713
1,700,000 0.750%,  1/31/2028 1,465,254
10,200,000 3.500%,  1/31/2028 9,741,398
5,400,000 3.625%,  3/31/2028 5,175,141
21,400,000 2.875%,  5/15/2028 19,912,031
1,100,000 4.375%,  8/31/2028 1,083,156
3,300,000 3.750%,  12/31/2028 3,163,617
9,780,000 1.375%,  11/15/2031 7,736,133
10,800,000 4.125%,  11/15/2032 10,369,687
1,200,000 4.500%,  11/15/2033 1,182,375
Total 235,301,433
Utilities (0.4%)
AES Corporation
456,000 3.950%,  7/15/2030
c
406,715
Ameren Illinois Company
257,000 4.500%,  3/15/2049 213,987
American Electric Power
Company, Inc.
242,000 5.200%,  1/15/2029 238,117
198,000 5.625%,  3/1/2033 193,544
American Water Capital
Corporation
241,000 5.450%,  3/1/2054 227,300
Principal
Amount Long-Term Fixed Income (19.9%) Value
Utilities (0.4%) - continued
Appalachian Power Company
$ 155,000 3.300%,  6/1/2027 $ 144,598
Atmos Energy Corporation
178,000 5.900%,  11/15/2033 182,666
Berkshire Hathaway Energy
Company
265,000 4.500%,  2/1/2045 224,457
Calpine Corporation
131,000 4.500%,  2/15/2028
c
122,337
CenterPoint Energy Resources
Corporation
400,000 1.750%,  10/1/2030 319,694
CenterPoint Energy, Inc.
107,000 4.250%,  11/1/2028 100,279
Commonwealth Edison Company
290,000 3.700%,  3/1/2045 215,377
Consolidated Edison Company of
New York, Inc.
114,000 4.500%,  12/1/2045 94,805
425,000 4.125%,  5/15/2049 328,379
Constellation Energy Generation,
LLC
120,000 6.125%,  1/15/2034 122,792
Consumers Energy Company
380,000 4.350%,  4/15/2049 313,239
DTE Electric Company
215,000 3.700%,  3/15/2045 162,098
245,000 3.700%,  6/1/2046 180,674
Duke Energy Carolinas, LLC
435,000 3.700%,  12/1/2047 312,272
Duke Energy Indiana, LLC
310,000 3.750%,  5/15/2046 227,722
Edison International
325,000 5.750%,  6/15/2027 324,991
Eversource Energy
284,000 4.750%,  5/15/2026 278,788
Exelon Corporation
265,000 4.700%,  4/15/2050 220,380
459,000 4.450%,  4/15/2046 371,559
FirstEnergy Corporation
285,000 5.100%,  7/15/2047 237,009
Georgia Power Company
193,000 4.950%,  5/17/2033 183,737
122,000 5.250%,  3/15/2034 118,688
ITC Holdings Corporation
152,000 5.300%,  7/1/2043 137,167
Jersey Central Power & Light
Company
275,000 2.750%,  3/1/2032
c
223,355
MidAmerican Energy Company
267,000 5.850%,  9/15/2054 268,565
National Rural Utilities Cooperative
Finance Corporation
153,000 3.700%,  3/15/2029 142,077
NextEra Energy Capital Holdings,
Inc.
241,000 5.749%,  9/1/2025 241,154
NextEra Energy Operating
Partners, LP
239,000 3.875%,  10/15/2026
c
223,586

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (19.9%) Value
Utilities (0.4%) - continued
NiSource Finance Corporation
$ 435,000 5.650%,  2/1/2045 $ 407,389
NRG Energy, Inc.
49,000 3.375%,  2/15/2029
c
42,971
342,000 4.450%,  6/15/2029
c
317,400
65,000 5.250%,  6/15/2029
c
61,477
Pacific Gas and Electric Company
265,000 3.300%,  12/1/2027 243,421
241,000 5.550%,  5/15/2029 238,348
195,000 4.550%,  7/1/2030 180,994
238,000 6.950%,  3/15/2034 251,525
125,000 5.800%,  5/15/2034 122,050
PG&E Corporation
151,000 5.000%,  7/1/2028 143,877
PPL Electric Utilities Corporation
234,000 3.950%,  6/1/2047 180,090
Public Service Company of
Colorado
299,000 4.500%,  6/1/2052 238,340
Public Service Enterprise Group,
Inc.
239,000 5.875%,  10/15/2028 241,310
San Diego Gas & Electric
Company
540,000 4.150%,  5/15/2048 424,941
Southern California Edison
Company
320,000 4.000%,  4/1/2047 239,498
Southern Company
456,000 5.113%,  8/1/2027 449,377
Southern Company Gas Capital
Corporation
190,000 4.400%,  5/30/2047 150,784
Southwestern Electric Power
Company
190,000 3.900%,  4/1/2045 137,207
Talen Energy Supply, LLC
112,000 8.625%,  6/1/2030
c
118,500
TerraForm Power Operating, LLC
235,000 5.000%,  1/31/2028
c
219,295
Virginia Electric and Power
Company
85,000 5.350%,  1/15/2054 78,838
375,000 4.600%,  12/1/2048 309,944
Vistra Corporation
64,000 7.000%,  12/15/2026
c,e,i
63,218
Vistra Operations Company, LLC
325,000 5.125%,  5/13/2025
c
320,126
396,000 5.000%,  7/31/2027
c
376,884
Xcel Energy, Inc.
179,000 4.600%,  6/1/2032 164,241
Total 13,024,153
Total Long-Term Fixed Income
(cost $768,815,858) 705,038,145
Shares Private Equity Funds ( 0.5% ) Value
Secondary (0.5%)
1 ASF IX, LP
*,b,k
2,870,593
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,k
705,884
Shares Private Equity Funds (0.5%) Value
Secondary (0.5%) - continued
1 LCP X (Offshore), LP
*,b,k
$ 14,174,052
Total 17,750,529
Total Private Equity Funds
(cost $13,695,698) 17,750,529
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
11,248,582 Thrivent Cash Management Trust 11,248,582
Total Collateral Held for
Securities Loaned
(cost $11,248,582) 11,248,582
Shares or
Principal
Amount Short-Term Investments ( 15.2% ) Value
Federal Home Loan Bank Discount
Notes
300,000 5.240%, 5/3/2024
l,m
299,868
500,000 5.230%, 5/8/2024
l,m
499,414
2,500,000 5.210%, 5/21/2024
l,m
2,492,307
1,400,000 5.240%, 5/22/2024
l,m
1,395,487
3,700,000 5.230%, 6/7/2024
l,m
3,679,398
5,700,000 5.223%, 6/20/2024
l,m
5,657,405
14,900,000 5.234%, 7/10/2024
l,m
14,747,045
1,600,000 5.250%, 7/17/2024
l,m
1,581,956
300,000 5.260%, 7/24/2024
l,m
296,313
Thrivent Core Short-Term Reserve
Fund
50,556,796 5.580% 505,567,961
U.S. Treasury Bills
300,000 5.231%, 5/2/2024
l,n
299,956
700,000 5.243%, 7/11/2024
l,n
692,738
Total Short-Term Investments
(cost $537,082,820) 537,209,848
Total Investments (cost
$3,061,972,532) 101.6% $3,599,956,488
Other Assets and Liabilities, Net
(1.6%) (56,173,485)
Total Net Assets 100.0% $ 3,543,783,003
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $99,855,636 or 2.8% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
e Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g All or a portion of the security is insured or guaranteed.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At April 30, 2024, $557,338 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Moderate
Allocation Fund as of April 30, 2024 was $17,750,529 or
0.50% of total net assets. The following table indicates the acquisition date and cost of restricted securities shown in
the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 2,020,962
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 480,000
LCP X (Offshore), LP  10/25/2023 11,194,736
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderate Allocation Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 3,277,176
Common Stock 7,605,615
Total lending $10,882,791
Gross amount payable upon return of
collateral for securities loaned $11,248,582
Net amounts due to counterparty $365,791
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 656,507,027
Gross unrealized depreciation (132,656,266)
Net unrealized appreciation (depreciation) $ 523,850,761
Cost for federal income tax purposes $ 3,069,469,890

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Moderate Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,360,934,898 1,360,934,898 – –
U.S. Unaffiliated 26,858,418 26,858,418 – –
Common Stock
Communications Services 45,681,255 45,673,684 7,571 –
Consumer Discretionary 75,360,586 75,360,586 – –
Consumer Staples 33,465,981 33,465,981 – –
Energy 36,348,635 36,348,635 – –
Financials 123,361,575 123,361,575 – –
Health Care 91,007,177 91,007,177 – –
Industrials 107,272,985 105,686,927 1,586,058 –
Information Technology 163,093,128 160,227,359 2,865,769 –
Materials 24,880,447 24,589,361 291,086 –
Real Estate 30,910,932 30,910,932 – –
Utilities 20,392,141 20,392,141 – –
Long-Term Fixed Income
Asset-Backed Securities 15,879,296 – 15,879,296 –
Basic Materials 5,507,238 – 5,507,238 –
Capital Goods 11,508,449 – 11,508,449 –
Collateralized Mortgage Obligations 27,734,513 – 27,734,513 –
Commercial Mortgage-Backed Securities 18,537,724 – 18,537,724 –
Communications Services 18,092,887 – 18,092,887 –
Consumer Cyclical 21,205,637 – 21,205,637 –
Consumer Non-Cyclical 22,161,686 – 22,161,686 –
Energy 17,897,691 – 17,897,691 –
Financials 60,976,801 – 60,976,801 –
Foreign Government 312,507 – 312,507 –
Mortgage-Backed Securities 219,582,314 – 219,582,314 –
Technology 13,088,511 – 13,088,511 –
Transportation 4,227,305 – 4,227,305 –
U.S. Government & Agencies 235,301,433 – 235,301,433 –
Utilities 13,024,153 – 13,024,153 –
Private Equity Funds
Secondary 17,750,529 – – 17,750,529
Short-Term Investments 31,641,887 – 31,641,887 –
Subtotal Investments in Securities $2,893,998,719 $2,134,817,674 $741,430,516 $17,750,529
Other Investments  * Total
Affiliated Short-Term Investments 505,567,961
U.S. Affiliated Registered Investment Cos. 189,141,226
Collateral Held for Securities Loaned 11,248,582
Subtotal Other Investments $705,957,769
Total Investments at Value $3,599,956,488
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Moderate Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 17,358,013 16,950,184 407,829 –
Total Asset Derivatives $17,358,013 $16,950,184 $407,829 $–
Liability Derivatives
Futures Contracts 23,993,850 23,993,850 – –
Total Liability Derivatives $23,993,850 $23,993,850 $– $–

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderate Allocation Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $30,694,493 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 167 June 2024 $ 18,440,917 ( $ 498,854)
CBOT 2-Yr. U.S. Treasury Note 516 June 2024 105,597,928 (1,027,303)
CBOT 5-Yr. U.S. Treasury Note 410 June 2024 43,826,232 (881,935)
CBOT U.S. Long Bond 224 June 2024 26,675,434 (1,181,434)
CME E-mini Russell 2000 Index 22 June 2024 2,304,242 (120,082)
CME E-mini S&P 500 Index 2,331 June 2024 608,994,783 (18,435,933)
CME E-mini S&P Mid-Cap 400 Index 2 June 2024 595,948 (20,508)
CME Ultra Long Term U.S. Treasury Bond 184 June 2024 23,502,224 (1,502,724)
Ultra 10-Yr. U.S. Treasury Note 84 June 2024 9,583,452 (325,077)
Total Futures Long Contracts $ 839,521,160 ( $ 23,993,850)
CBOT 10-Yr. U.S. Treasury Note (8) June 2024 ( $ 889,728) $ 30,228
CME E-mini Russell 2000 Index (993) June 2024 (104,823,132) 6,238,092
CME E-mini S&P Mid-Cap 400 Index (747) June 2024 (223,994,720) 9,067,880
CME Euro Foreign Exchange Currency (271) June 2024 (37,244,254) 1,003,085
Eurex Euro STOXX 50 Index (693) June 2024 (36,491,487) 407,829
ICE mini MSCI EAFE Index (78) June 2024 (9,204,987) 361,737
ICE US mini MSCI Emerging Markets Index (447) June 2024 (23,508,909) 220,210
Ultra 10-Yr. U.S. Treasury Note (6) June 2024 (690,265) 28,952
Total Futures Short Contracts ( $ 436,847,482) $17,358,013
Total Futures Contracts $ 402,673,678 ($6,635,837)

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Moderate Allocation Fund's
investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,003,085
Total Foreign Exchange Contracts 1,003,085
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 16,295,748
Total Equity Contracts 16,295,748
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 59,180
Total Interest Rate Contracts 59,180
Total Asset Derivatives $17,358,013
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 18,576,523
Total Equity Contracts 18,576,523
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,417,327
Total Interest Rate Contracts 5,417,327
Total Liability Derivatives $23,993,850
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,721,678)
Total Interest Rate Contracts (1,721,678)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 33,403,007
Total Equity Contracts 33,403,007
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (479,974)
Total Foreign Exchange Contracts (479,974)
Total $31,201,355
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Moderate Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 568,339
Total Foreign Exchange Contracts 568,339
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,960,679
Total Equity Contracts 4,960,679
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 2,963,084
Total Interest Rate Contracts 2,963,084
Total $8,492,102

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

e
The following table presents Moderate Allocation Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $588,484,387
Futures - Short (366,282,660)
Interest Rate Contracts
Futures - Long 215,855,306
Futures - Short (944,102)
Foreign Exchange Contracts
Futures - Short (34,709,700)

Moderate Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderate Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $56,191 $1,793 $2,851 $59,758 7,593 1.7%
Core Emerging Markets Equity 17,083 615 – 19,794 2,185 0.6
Core International Equity 10,325 406 – 12,016 1,172 0.3
Core Low Volatility Equity 45,873 3,952 47,600 2,086 196 0.1
Core Mid Cap Value 37,379 784 – 43,957 4,124 1.2
Core Small Cap Value 46,167 855 4,000 51,530 5,112 1.5
Global Stock, Class S 67,356 4,241 – 80,306 2,949 2.3
High Yield, Class S 39,920 1,297 391 42,533 10,349 1.2
Income, Class S 115,087 2,674 632 123,103 15,682 3.5
International Allocation, Class S 119,460 4,070 – 138,681 13,412 3.9
Large Cap Growth, Class S 278,420 9,382 – 346,565 18,231 9.8
Large Cap Value, Class S 277,454 10,688 – 329,731 11,323 9.3
Limited Maturity Bond, Class S 68,819 1,259 288 71,295 5,878 2.0
Mid Cap Stock, Class S 148,393 2,540 – 180,922 5,089 5.1
Small Cap Stock, Class S 39,427 216 – 47,800 1,603 1.3
Total U.S. Affiliated Registered Investment
Companies 1,367,354 1,550,077 43.8
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 431,201 351,746 277,379 505,568 50,557 14.3
Total Affiliated Short-Term Investments 431,201 505,568 14.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,898 97,551 93,200 11,249 11,249 0.3
Total Collateral Held for Securities Loaned 6,898 11,249 0.3
Total Value $1,805,453 $2,066,894
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($781) $5,406 $– $1,793
Core Emerging Markets Equity – 2,096 – 615
Core International Equity – 1,285 – 405
Core Low Volatility Equity Fund 4,378 (4,517) 2,896 1,057
Core Mid Cap Value – 5,794 175 610
Core Small Cap Value 79 8,429 – 855
Global Stock, Class S – 8,709 2,733 1,507
High Yield, Class S (77) 1,784 – 1,297
Income, Class S (174) 6,148 – 2,674
International Allocation, Class S – 15,151 – 4,070
Large Cap Growth, Class S – 58,763 9,381 –
Large Cap Value, Class S – 41,589 5,470 5,217
Limited Maturity Bond, Class S (14) 1,519 – 1,258
Mid Cap Stock, Class S – 29,989 1,771 769
Small Cap Stock, Class S – 8,157 – 216
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 13,809
Total Income/Non Cash Income from Affiliated Investments $36,152
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 21
Total Affiliated Income from Securities Loaned, Net $21
Total $3,411 $190,302 $22,426

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 49.3% ) Value
U.S. Affiliated  (48.7%)
4,351,047 Thrivent Core Emerging Markets
Debt Fund $ 34,242,744
7,454,610 Thrivent Core Emerging Markets
Equity Fund 67,538,769
11,177,411 Thrivent Core International Equity
Fund 114,568,462
287,352 Thrivent Core Low Volatility Equity
Fund 3,054,554
5,422,643 Thrivent Core Mid Cap Value Fund 57,805,371
6,560,199 Thrivent Core Small Cap Value
Fund 66,126,805
7,540,171 Thrivent Global Stock Fund, Class
S 205,318,864
5,889,199 Thrivent High Yield Fund, Class S 24,204,607
8,788,606 Thrivent Income Fund, Class S 68,990,554
26,901,388 Thrivent International Allocation
Fund, Class S 278,160,348
23,159,844 Thrivent Large Cap Growth Fund,
Class S 440,268,642
13,300,180 Thrivent Large Cap Value Fund,
Class S 387,301,227
3,304,371 Thrivent Limited Maturity Bond
Fund, Class S 40,082,018
7,810,944 Thrivent Mid Cap Stock Fund,
Class S 277,679,077
2,469,899 Thrivent Small Cap Stock Fund,
Class S 73,627,699
Total 2,138,969,741
U.S. Unaffiliated  (0.6%)
5,937 Communication Services Select
Sector SPDR Fund 462,255
8,060 Invesco QQQ Trust Series 1 3,422,195
7,047 iShares Biotechnology ETF 894,405
52,249 iShares Broad USD High Yield
Corporate Bond ETF 1,877,829
26,767 SPDR Bloomberg High Yield Bond
ETF
a
2,500,841
32,842 SPDR S&P 500 ETF Trust 16,486,027
20,339 SPDR S&P Biotech ETF 1,721,086
2,186 SPDR S&P Oil & Gas Exploration
ETF 331,026
Total 27,695,664
Total Registered Investment
Companies (cost $1,601,965,369) 2,166,665,405
Shares Common Stock ( 25.6% ) Value
Communications Services (1.4%)
37,627 Alphabet, Inc., Class A
b
6,124,923
79,491 Alphabet, Inc., Class C
b
13,087,398
41,301 Altice USA, Inc.
b
79,711
14,183 AMC Networks, Inc.
b
150,623
5,164 Bandwidth, Inc.
b
93,985
131,067 Cargurus, Inc.
b
2,943,765
11,767 Cogent Communications Holdings 755,206
86,003 Comcast Corporation 3,277,574
10,380 E.W. Scripps Company
b
39,029
23,638 Electronic Arts, Inc. 2,997,771
13,702 Emerald Holding, Inc.
b
78,787
5,471 Entravision Communications
Corporation
a
11,434
29,770 iHeartMedia, Inc.
b
62,517
Shares Common Stock (25.6%) Value
Communications Services (1.4%) - continued
9,131 Imax Corporation
b
$ 146,187
63,274 Integral Ad Science Holding
Corporation
b
606,798
3,619 Interpublic Group of Companies,
Inc. 110,162
10,627 Iridium Communications, Inc. 327,205
3,215 Liberty Global, Ltd., Class A
b
51,102
15,992 Liberty Latin America, Ltd., Class
A
b
120,740
2,884 Liberty Media Corporation-Liberty
Live Group
b
107,631
826 Live Nation Entertainment, Inc.
b
73,440
119,955 Lumen Technologies, Inc.
b
142,746
1,738 Match Group, Inc.
b
53,565
33,978 Meta Platforms, Inc. 14,616,316
4,628 Netflix, Inc.
b
2,548,362
672 Omnicom Group, Inc. 62,389
41,487 Pinterest, Inc.
b
1,387,740
132,099 QuinStreet, Inc.
b
2,389,671
6,854 Roku, Inc.
b
395,202
5,330 Sinclair, Inc. 65,559
4,725 TechTarget, Inc.
b
129,938
12,348 Telephone and Data Systems, Inc. 193,246
21,800 Trade Desk, Inc.
b
1,806,130
124,942 Verizon Communications, Inc. 4,933,960
126,061 Warner Brothers Discovery, Inc.
b
927,809
379 Windstream Services, LLC
b
4,643
Total 60,903,264
Consumer Discretionary (2.6%)
287 Adient plc
b
8,573
108,250 Amazon.com, Inc.
b
18,943,750
2,104 American Axle & Manufacturing
Holdings, Inc.
b
15,443
28,588 American Eagle Outfitters, Inc. 693,545
24,532 Aptiv plc
b
1,741,772
12,344 Autoliv, Inc. 1,478,688
1,508 Beazer Homes USA, Inc.
b
42,269
1,436 Best Buy Company, Inc. 105,747
506 Booking Holdings, Inc. 1,746,727
30,819 Boot Barn Holdings, Inc.
b
3,281,299
10,296 Brunswick Corporation 830,269
5,755 Buckle, Inc. 215,179
342 Carvana Company
b
28,359
66 Cavco Industries, Inc.
b
24,038
908 Chipotle Mexican Grill, Inc.
b
2,868,917
38,507 Columbia Sportswear Company 3,066,312
282 Container Store Group, Inc.
b
237
49,757 Cooper-Standard Holdings, Inc.
b
767,751
1,831 Coursera, Inc.
b
18,713
7,131 Crocs, Inc.
b
886,882
1,995 Culp, Inc.
b
9,097
8,622 D.R. Horton, Inc. 1,228,549
29,286 Dana, Inc. 364,025
459 Darden Restaurants, Inc. 70,415
1,318 Deckers Outdoor Corporation
b
1,078,743
1,113 DoorDash, Inc.
b
143,866
121 Dorman Products, Inc.
b
10,581
23,214 eBay, Inc. 1,196,450
1,232 El Pollo Loco Holdings, Inc.
b
10,497
3,784 Etsy, Inc.
b
259,847
20,326 Everi Holdings, Inc.
b
166,063
7,895 Expedia Group, Inc.
b
1,062,904
6,751 Five Below, Inc.
b
987,941
363 Fox Factory Holding Corporation
b
14,128

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Consumer Discretionary (2.6%) - continued
27,699 Gap, Inc. $ 568,383
6,353 Garmin, Ltd. 917,818
36,893 Gentex Corporation 1,265,430
2,722 Genuine Parts Company 427,926
10,900 Goodyear Tire & Rubber
Company
b
130,364
147 Graham Holdings Company 103,101
14,429 Grand Canyon Education, Inc.
b
1,876,059
5,128 Green Brick Partners, Inc.
b
277,579
42,793 Hanesbrands, Inc.
b
195,136
2,012 Harley-Davidson, Inc. 69,193
25,359 Hilton Worldwide Holdings, Inc. 5,002,824
15,008 Home Depot, Inc. 5,015,974
10,243 Kohl's Corporation 245,217
28,778 Laureate Education, Inc. 417,281
4,683 Lear Corporation 589,449
5,513 Leggett & Platt, Inc. 99,620
1,184 Lennar Corporation 179,518
1,261 Light & Wonder, Inc.
b
112,557
22,609 LKQ Corporation 975,126
11,588 Lowe's Companies, Inc. 2,641,948
5,251 Lululemon Athletica, Inc.
b
1,893,511
719 M/I Homes, Inc.
b
83,562
15,347 McDonald's Corporation 4,190,345
11,580 Meritage Homes Corporation 1,919,269
79,635 Mobileye Global, Inc.
b
2,193,944
22,517 Modine Manufacturing Company
b
2,085,750
6,199 Mohawk Industries, Inc.
b
714,869
9,690 Nordstrom, Inc. 184,207
506 NVR, Inc.
b
3,764,058
3,422 O'Reilly Automotive, Inc.
b
3,467,376
4,348 Polaris, Inc. 370,276
3,985 Pool Corporation 1,444,682
77,887 Qurate Retail, Inc.
b
63,984
2,611 Ralph Lauren Corporation 427,264
3,730 Ross Stores, Inc. 483,222
38,511 Savers Value Village, Inc.
b
636,202
721 Shake Shack, Inc.
b
76,318
43,937 SharkNinja, Inc. 2,824,270
58,393 Skyline Champion Corporation
b
4,378,891
19,134 Sony Group Corporation ADR 1,579,894
26,490 Starbucks Corporation 2,344,100
122,449 Stoneridge, Inc.
b
1,834,286
19,869 Tesla, Inc.
b
3,641,590
20,973 Texas Roadhouse, Inc. 3,372,039
166,732 ThredUp, Inc.
b
266,771
692 TopBuild Corporation
b
280,032
18,113 Travel + Leisure Company 788,640
10 Ulta Beauty, Inc.
b
4,048
2,774 United Parks & Resorts, Inc.
b
140,975
7,469 Upbound Group, Inc. 231,614
15,101 Urban Outfitters, Inc.
b
588,335
143 Visteon Corporation
b
15,820
6,241 Wendy's Company 124,758
1,719 Wingstop, Inc. 661,454
24,370 Wyndham Hotels & Resorts, Inc. 1,791,439
49,727 Yum China Holding, Inc. 1,815,533
Total 115,161,407
Consumer Staples (1.2%)
58,528 Altria Group, Inc. 2,564,112
530 Archer-Daniels-Midland Company 31,090
7,006 BellRing Brands, Inc.
b
386,521
36,898 BJ's Wholesale Club Holdings,
Inc.
b
2,755,543
Shares Common Stock (25.6%) Value
Consumer Staples (1.2%) - continued
6,709 Casey's General Stores, Inc. $ 2,144,062
45,572 Celsius Holdings, Inc.
b
3,247,916
17,312 Coca-Cola Company 1,069,362
1,174 Costco Wholesale Corporation 848,684
150,311 Coty, Inc.
b
1,719,558
908 Darling Ingredients, Inc.
b
38,472
692 Dollar Tree, Inc.
b
81,829
17,847 e.l.f. Beauty, Inc.
b
2,900,673
4,209 Flowers Foods, Inc. 104,972
15,010 J & J Snack Foods Corporation 2,060,723
13,047 John B. Sanfilippo & Son, Inc. 1,300,786
93,590 Kenvue, Inc. 1,761,364
4,271 Kroger Company 236,528
23,443 Lamb Weston Holdings, Inc. 1,953,740
21,234 Lancaster Colony Corporation 4,051,659
181 McCormick & Company, Inc. 13,767
1,899 PepsiCo, Inc. 334,053
41,403 Philip Morris International, Inc. 3,930,801
40,256 Pilgrim's Pride Corporation
b
1,450,021
834 PriceSmart, Inc. 67,212
21,503 Procter & Gamble Company 3,509,290
41,522 Sysco Corporation 3,085,915
26,800 Turning Point Brands, Inc. 772,912
19,541 Tyson Foods, Inc. 1,185,162
5,564 US Foods Holding Corporation
b
279,591
128,165 Walmart, Inc. 7,606,593
Total 51,492,911
Energy (1.2%)
35,782 Archrock, Inc. 686,657
18,318 Baker Hughes Company 597,533
1,870 Cactus, Inc. 92,827
3,570 California Resources Corporation 188,710
25,428 Chesapeake Energy Corporation 2,285,469
3,739 Chevron Corporation 602,989
30,385 ConocoPhillips 3,816,964
14,663 Delek US Holdings, Inc. 400,740
68,196 Devon Energy Corporation 3,490,271
98,141 Enterprise Products Partners, LP 2,755,799
27,372 EOG Resources, Inc. 3,616,662
14,929 Expro Group Holdings NV
b
280,068
52,547 Exxon Mobil Corporation 6,214,734
4,826 Gulfport Energy Corporation
b
765,935
75,911 Halliburton Company 2,844,385
1,382 International Seaways, Inc. 76,411
5,762 Kodiak Gas Services, Inc. 156,611
23,271 Liberty Energy, Inc. 511,962
2,871 Marathon Oil Corporation 77,086
10,471 Marathon Petroleum Corporation 1,902,790
47,363 Matador Resources Company 2,950,715
9,921 Murphy Oil Corporation 442,873
7,534 Noble Corporation plc 334,359
110,119 NOV, Inc. 2,036,100
7,394 Ovintiv, Inc. 379,460
16,075 Par Pacific Holdings, Inc.
b
495,110
5,704 Phillips 66 816,870
11,104 Pioneer Natural Resources
Company 2,990,529
51,121 ProPetro Holding Corporation
b
445,775
18,307 Schlumberger NV 869,216
19,398 Shell plc ADR 1,390,061
18,318 SM Energy Company 888,240
166,099 TechnipFMC plc 4,255,456
17,476 TETRA Technologies, Inc.
b
74,972
10,311 Viper Energy, Inc. 393,468

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Energy (1.2%) - continued
57,445 Williams Companies, Inc. $ 2,203,590
Total 52,331,397
Financials (4.1%)
4,168 1st Source Corporation 206,733
11,161 Allstate Corporation 1,898,040
77,374 Ally Financial, Inc. 2,967,293
5,994 Amalgamated Financial
Corporation 147,093
3,991 American Express Company 934,014
40,663 American International Group, Inc. 3,062,331
4,863 Ameriprise Financial, Inc. 2,002,535
1,247 Ameris Bancorp 59,208
18,225 Annaly Capital Management, Inc. 341,536
61 Apollo Global Management, Inc. 6,611
14,542 Arch Capital Group, Ltd.
b
1,360,259
5,501 Arthur J. Gallagher & Company 1,291,030
9,166 Artisan Partners Asset
Management, Inc. 375,164
3,154 Associated Banc-Corp 66,455
4,173 Assurant, Inc. 727,771
3,372 Assured Guaranty, Ltd. 258,632
1,628 Atlantic Union Bankshares
Corporation 51,722
1,290 Axis Capital Holdings, Ltd. 79,116
876 Axos Financial, Inc.
b
44,334
2,731 Bancorp, Inc.
b
81,766
139,055 Bank of America Corporation 5,146,426
260 Bank of Hawaii Corporation
a
14,739
6,285 Bank of Marin Bancorp 90,253
22,952 Bank of N.T. Butterfield & Son, Ltd. 780,368
60,028 Bank of New York Mellon
Corporation 3,390,982
3,566 Bank OZK 159,222
3,604 BankFinancial Corporation 34,851
552 BankUnited, Inc. 14,755
5,374 Banner Corporation 234,468
1,010 Bar Harbor Bankshares 25,331
1,159 BayCom Corporation 22,925
6,781 BCB Bancorp, Inc. 63,877
13,222 Berkshire Hathaway, Inc.
b
5,245,564
14,343 Berkshire Hills Bancorp, Inc. 305,793
2,102 BlackRock, Inc. 1,586,253
3,037 Block, Inc.
b
221,701
51,504 Blue Owl Capital, Inc. 972,911
426 BOK Financial Corporation 37,799
53,691 Bridgewater Bancshares, Inc.
b
584,158
6,793 Brighthouse Financial, Inc.
b
327,762
7,448 BrightSpire Capital, Inc. 46,848
32,981 Brookline Bancorp, Inc. 273,742
16,497 Brown & Brown, Inc. 1,345,165
6,505 Business First Bancshares, Inc. 131,336
8,520 Byline Bancorp, Inc. 184,628
6,473 Cadence Bank 179,108
1,176 Camden National Corporation 36,715
421 Capital City Bank Group, Inc. 11,165
12,999 Capital One Financial Corporation 1,864,447
16,472 Capitol Federal Financial, Inc. 78,571
51,191 Carlyle Group, Inc. 2,293,357
9,185 Cathay General Bancorp 316,331
8,488 Cboe Global Markets, Inc. 1,537,601
21,553 Central Pacific Financial
Corporation 429,767
46,774 Charles Schwab Corporation 3,458,937
20,566 Chubb, Ltd. 5,113,530
Shares Common Stock (25.6%) Value
Financials (4.1%) - continued
3,656 Cincinnati Financial Corporation $ 422,963
6,744 Citigroup, Inc. 413,609
1,476 Citizens Financial Group, Inc. 50,346
5,399 CNB Financial Corporation 102,581
9,548 CNO Financial Group, Inc. 251,399
743 Coinbase Global, Inc.
b
151,520
35,037 Columbia Banking System, Inc. 659,046
36,643 Comerica, Inc. 1,838,379
4,910 Commerce Bancshares, Inc. 268,479
298 Community Bank System, Inc. 12,880
8,948 Community Trust Bancorp, Inc. 375,905
621 Community West Bancshares
a
10,663
2,515 ConnectOne Bancorp, Inc. 45,044
984 Corpay, Inc.
b
297,306
2,294 Cullen/Frost Bankers, Inc. 239,356
6,064 Customers Bancorp, Inc.
b
276,943
1,094 CVB Financial Corporation 17,876
2,800 Dime Community Bancshares, Inc. 50,960
17,529 Discover Financial Services 2,221,450
7,281 Eagle Bancorp, Inc. 134,626
6,655 East West Bancorp, Inc. 495,731
9,765 Ellington Credit Company 64,547
2,807 Employers Holdings, Inc. 119,550
5,243 Enova International, Inc.
b
317,359
512 Enterprise Bancorp, Inc./MA 12,442
9,641 Enterprise Financial Services
Corporation 366,454
2,826 Equity Bancshares, Inc. 94,134
560 EVERTEC, Inc. 21,017
81,835 F.N.B. Corporation 1,091,679
2,239 FactSet Research Systems, Inc. 933,417
1,105 Farmers National Banc
Corporation 13,072
32,595 Federated Hermes, Inc. 1,070,746
3,354 Fidelity National Information
Services, Inc. 227,804
2,833 Fifth Third Bancorp 103,291
7,792 Financial Institutions, Inc. 134,178
2,646 First Bancorp/Puerto Rico 45,643
14,935 First Bancshares, Inc. 357,544
391 First Citizens BancShares, Inc./NC 659,523
13,998 First Commonwealth Financial
Corporation 184,634
4,809 First Financial Bancorp 106,327
3,994 First Financial Bankshares, Inc. 118,063
3,534 First Financial Corporation 128,673
2,049 First Hawaiian, Inc. 43,213
24,280 First Horizon Corporation 362,258
1,625 First Internet Bancorp 50,456
9,482 First Interstate BancSystem, Inc. 253,169
3,086 First Merchants Corporation 103,134
4,876 First Mid-Illinois Bancshares, Inc. 150,961
11,297 First of Long Island Corporation 106,983
8,563 Fiserv, Inc.
b
1,307,313
514 Five Star Bancorp 11,113
11,643 Flushing Financial Corporation 128,306
4,410 Flywire Corporation
b
90,405
15,522 Fulton Financial Corporation 256,889
54,132 Glacier Bancorp, Inc. 1,958,496
3,928 Global Payments, Inc. 482,241
4,310 Great Southern Bancorp, Inc. 221,534
5,114 Green Dot Corporation
b
44,747
23,115 Hamilton Lane, Inc. 2,582,408
7,969 Hancock Whitney Corporation 361,713
29,083 Hanmi Financial Corporation 444,970

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Financials (4.1%) - continued
2,926 Hanover Insurance Group, Inc. $ 379,853
4,556 Hartford Financial Services Group,
Inc. 441,431
28,101 Heartland Financial USA, Inc. 1,183,333
17,395 Heritage Commerce Corporation 138,116
14,399 Heritage Financial Corporation 255,438
5,899 Home BancShares, Inc. 139,688
9,033 Hometrust Bancshares, Inc. 232,148
27,605 Hope Bancorp, Inc. 276,602
814 Horace Mann Educators
Corporation 30,004
12,763 Horizon Bancorp, Inc. 146,519
44,404 Houlihan Lokey, Inc. 5,661,066
5,065 Huntington Bancshares, Inc./OH 68,226
8,485 Independent Bank Corporation 426,286
8,282 Independent Bank Corporation/MI 205,476
46,920 Intercontinental Exchange, Inc. 6,041,419
1,014 International Bancshares
Corporation 56,429
51,100 Invesco, Ltd. 724,087
48,630 J.P. Morgan Chase & Company 9,324,316
7,968 Jack Henry & Associates, Inc. 1,296,314
26,904 Janus Henderson Group plc 839,943
1,689 Jefferies Financial Group, Inc. 72,728
24,763 Kearny Financial Corporation/MD 133,720
31,398 KeyCorp 454,957
15,269 Kinsale Capital Group, Inc. 5,546,464
2,091 KKR & Company, Inc. 194,609
4,961 KKR Real Estate Finance Trust,
Inc. 46,683
7,032 Lazard, Inc. 270,732
1,845 LendingTree, Inc.
b
89,058
644 M&T Bank Corporation 92,987
16,519 Marsh & McLennan Companies,
Inc. 3,294,384
7,538 Mastercard, Inc. 3,401,146
5,070 Mercantile Bank Corporation 182,926
30,470 MetLife, Inc. 2,165,808
25,169 MFA Financial, Inc. 266,540
106,276 MGIC Investment Corporation 2,155,277
1,353 Mid Penn Bancorp, Inc. 27,371
8,211 Midland States Bancorp, Inc. 179,821
14,403 MidWestOne Financial Group, Inc. 290,508
2,487 Moody's Corporation 921,011
11,675 Mr. Cooper Group, Inc.
b
901,310
10,189 MSCI, Inc. 4,745,934
560 MVB Financial Corporation 10,063
63,592 Nasdaq, Inc. 3,805,981
8,111 National Bank Holdings
Corporation 265,473
8,713 Navient Corporation 130,869
2,986 NCR Atleos Corporation
b
59,511
136 Nelnet, Inc. 12,808
40,354 NMI Holdings, Inc.
b
1,245,324
23,861 Northern Trust Corporation 1,965,908
7,716 Northfield Bancorp, Inc. 64,351
427 Northrim BanCorp, Inc. 20,411
18,015 Northwest Bancshares, Inc. 190,959
34,351 NU Holdings, Ltd./Cayman
Islands
b
373,052
25,055 OceanFirst Financial Corporation 369,812
11,678 OFG Bancorp 421,693
10,959 Old National Bancorp 181,262
7,546 Old Republic International
Corporation 225,324
Shares Common Stock (25.6%) Value
Financials (4.1%) - continued
9,034 Old Second Bancorp, Inc. $ 123,766
23,090 OneMain Holdings, Inc. 1,203,220
11,361 Pacific Premier Bancorp, Inc. 244,261
16,906 PayPal Holdings, Inc.
b
1,148,256
2,254 PCB Bancorp 32,818
1,804 PennyMac Financial Services, Inc. 154,495
5,036 Peoples Bancorp, Inc./OH 146,245
2,923 Pinnacle Financial Partners, Inc. 224,194
629 PNC Financial Services Group,
Inc. 96,401
2,677 Popular, Inc. 227,518
7,898 Premier Financial Corporation 153,063
5,086 Principal Financial Group, Inc. 402,506
684 PROG Holdings, Inc. 22,736
18,476 Prosperity Bancshares, Inc. 1,144,958
22,761 Provident Financial Services, Inc. 334,131
2,011 Prudential Financial, Inc. 222,175
39,755 Radian Group, Inc. 1,187,482
25,548 Raymond James Financial, Inc. 3,116,856
3,187 Regions Financial Corporation 61,413
48,612 Rithm Capital Corporation 540,565
24,855 RLI Corporation 3,513,254
5,739 S&T Bancorp, Inc. 173,031
10,167 Sandy Spring Bancorp, Inc. 207,915
50,369 SEI Investments Company 3,321,836
1,058 ServisFirst Bancshares, Inc. 62,380
6,292 Shore Bancshares, Inc. 65,122
63 Simmons First National
Corporation 1,077
2,632 Skyward Specialty Insurance
Group, Inc.
b
91,909
1,046 SmartFinancial, Inc. 21,495
595 Southern First Bancshares, Inc.
b
15,363
342 Southern Missouri Bancorp, Inc. 13,714
1,198 Southside Bancshares, Inc. 31,939
2,870 SouthState Corporation 217,259
6,903 Stellar Bancorp, Inc. 153,247
4,329 StepStone Group, Inc. 156,147
367 Synchrony Financial 16,141
5,170 Synovus Financial Corporation 185,034
5,355 TPG, Inc. 230,800
26,193 Tradeweb Markets, Inc. 2,664,090
4,947 TriCo Bancshares 172,007
46,773 Triumph Financial, Inc.
b
3,290,948
778 Truist Financial Corporation 29,214
5,790 TrustCo Bank Corporation NY 154,130
15,425 Two Harbors Investment
Corporation 194,818
3,076 U.S. Bancorp 124,978
1,192 UMB Financial Corporation 94,955
3,900 United Bankshares, Inc. 126,594
2,317 United Community Banks, Inc. 58,458
7,505 Univest Financial Corporation 156,629
2,142 Unum Group 108,599
40,061 Valley National Bancorp 280,828
8,943 Veritex Holdings, Inc. 174,210
21,422 Virtu Financial, Inc. 464,857
5,576 Visa, Inc. 1,497,769
5,218 Voya Financial, Inc. 355,659
8,024 WaFd, Inc. 217,370
1,379 Walker & Dunlop, Inc. 126,358
14,185 Webster Financial Corporation 621,729
115,186 Wells Fargo & Company 6,832,834
6,453 Westamerica Bancorporation 300,387
40,299 Western Alliance Bancorp 2,290,192

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Financials (4.1%) - continued
48,146 Western Union Company $ 647,082
1,157 Willis Towers Watson plc 290,569
2,311 Wintrust Financial Corporation 223,335
623 WSFS Financial Corporation 26,621
26,099 Zions Bancorp NA 1,064,317
Total 180,488,225
Health Care (3.1%)
34,072 Abbott Laboratories 3,610,610
10,588 AbbVie, Inc. 1,722,032
10,472 ACADIA Pharmaceuticals, Inc.
b
174,987
33,760 Agilent Technologies, Inc. 4,626,470
3,286 Agios Pharmaceuticals, Inc.
b
106,795
9,085 Align Technology, Inc.
b
2,565,422
8,240 Amgen, Inc. 2,257,266
8,330 Amicus Therapeutics, Inc.
b
83,217
6,679 AMN Healthcare Services, Inc.
b
400,606
12,673 Amneal Pharmaceuticals, Inc.
b
76,672
3,633 Anika Therapeutics, Inc.
b
94,058
6,446 Arcellx, Inc.
b
322,429
3,813 Argenx SE ADR
b
1,431,781
814 Arvinas, Inc.
b
25,861
11,412 Ascendis Pharma AS ADR
b
1,579,877
36,830 AstraZeneca plc ADR 2,794,660
120,085 Avantor, Inc.
b
2,909,660
6,400 Azenta, Inc.
b
335,744
5,375 Biogen, Inc.
b
1,154,658
183 BioMarin Pharmaceutical, Inc.
b
14,779
234 Bio-Rad Laboratories, Inc.
b
63,121
30,261 Bio-Techne Corporation 1,912,798
8,598 Bruker Corporation 670,730
10,885 CareDx, Inc.
b
84,468
9,442 Centene Corporation
b
689,833
8,026 Charles River Laboratories
International, Inc.
b
1,837,954
4,776 Chemed Corporation 2,712,768
7,075 Cigna Group 2,526,058
2,636 Cooper Companies, Inc. 234,762
1,333 Cullinan Therapeutics, Inc.
b
36,004
12,689 Danaher Corporation 3,129,361
8,771 Deciphera Pharmaceuticals, Inc.
b
221,643
7,020 Definitive Healthcare Corporation
b
48,719
17,451 Denali Therapeutics, Inc.
b
269,443
34,026 Dentsply Sirona, Inc. 1,021,120
16,743 Dexcom, Inc.
b
2,132,891
22,017 Edwards Lifesciences
Corporation
b
1,864,179
68,530 Elanco Animal Health, Inc.
b
901,855
8,079 Elevance Health, Inc. 4,270,398
4,669 Eli Lilly & Company 3,646,956
1,110 Enanta Pharmaceuticals, Inc.
b
15,251
61,197 Enovis Corporation
b
3,379,910
16,879 Exelixis, Inc.
b
395,981
21,074 Gilead Sciences, Inc. 1,374,025
40,475 Globus Medical, Inc.
b
2,015,250
18,321 GoodRx Holdings, Inc.
b
130,079
25,198 Haemonetics Corporation
b
2,316,956
48,455 Halozyme Therapeutics, Inc.
b
1,846,136
19,991 HealthEquity, Inc.
b
1,577,490
5,402 ICON plc
b
1,609,148
108 IDEXX Laboratories, Inc.
b
53,218
1,408 Illumina, Inc.
b
173,254
21,379 Immunocore Holdings plc ADR
b
1,263,071
1,716 Incyte Corporation
b
89,318
10,507 Inspire Medical Systems, Inc.
b
2,539,122
Shares Common Stock (25.6%) Value
Health Care (3.1%) - continued
3,798 Intuitive Surgical, Inc.
b
$ 1,407,615
799 IQVIA Holding, Inc.
b
185,184
34,512 Johnson & Johnson 4,990,090
1,398 Kymera Therapeutics, Inc.
b
47,001
13,686 Laboratory Corporation of America
Holdings 2,755,950
14,904 Legend Biotech Corporation ADR
b
651,901
156 Ligand Pharmaceuticals, Inc.
b
10,903
2,250 LivaNova plc
b
125,438
10,608 Masimo Corporation
b
1,425,821
72 Medpace Holdings, Inc.
b
27,961
35,542 Medtronic plc 2,851,890
39,098 Merck & Company, Inc. 5,052,244
2,178 Molina Healthcare, Inc.
b
745,094
5,066 Myriad Genetics, Inc.
b
99,142
17,698 Natera, Inc.
b
1,643,790
10,467 Novo Nordisk AS ADR 1,343,021
14,958 Nuvation Bio, Inc.
b
44,724
140,189 Option Care Health, Inc.
b
4,190,249
107,724 Paragon 28, Inc.
b
993,215
80,807 Progyny, Inc.
b
2,590,672
6,358 Prothena Corporation plc
b
129,322
4,341 PTC Therapeutics, Inc.
b
139,563
1,819 QIAGEN NV
b
76,998
8,300 Recursion Pharmaceuticals, Inc.
a,b
64,906
15,573 Repligen Corporation
b
2,557,087
10,046 Rocket Pharmaceuticals, Inc.
b
216,190
1,717 Royalty Pharma plc 47,561
10,179 Sarepta Therapeutics, Inc.
b
1,289,272
110,450 scPharmaceuticals, Inc.
b
493,712
5,014 Shockwave Medical, Inc.
b
1,655,573
6,973 Stryker Corporation 2,346,415
1,358 Teleflex, Inc. 283,483
9,867 Thermo Fisher Scientific, Inc. 5,611,560
3,344 UnitedHealth Group, Inc. 1,617,493
10,786 Veeva Systems, Inc.
b
2,141,668
8,604 Veracyte, Inc.
b
168,380
43,675 Vericel Corporation
b
2,003,372
7,473 Vertex Pharmaceuticals, Inc.
b
2,935,469
67,078 Viemed Healthcare, Inc.
b
549,369
769 West Pharmaceutical Services,
Inc. 274,902
4,198 Xenon Pharmaceuticals, Inc.
b
170,649
3,690 Zentalis Pharmaceuticals, Inc.
b
40,811
24,081 Zimmer Biomet Holdings, Inc. 2,896,463
16,614 Zoetis, Inc. 2,645,613
Total 134,878,590
Industrials (3.9%)
8,083 A.O. Smith Corporation 669,596
737 Acuity Brands, Inc. 182,997
23,268 Advanced Drainage Systems, Inc. 3,653,076
23,163 AECOM 2,139,335
3,657 AGCO Corporation 417,593
37,604 Air Lease Corporation 1,889,225
11,904 Alight, Inc.
b
107,374
4,635 Allison Transmission Holdings, Inc. 340,904
24,002 AMETEK, Inc. 4,192,189
12,245 Armstrong World Industries, Inc. 1,406,706
7,773 Atmus Filtration Technologies, Inc.
b
235,444
12,109 Automatic Data Processing, Inc. 2,929,046
2,160 Axon Enterprise, Inc.
b
677,506
26,283 AZEK Company, Inc.
b
1,199,556
3,298 AZZ, Inc. 236,236

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Industrials (3.9%) - continued
119,157 Badger Infrastructure Solutions,
Ltd. $ 3,890,682
19,254 Beacon Roofing Supply, Inc.
b
1,897,097
186 Brady Corporation 10,974
4,913 BWX Technologies, Inc. 470,518
8,093 Carlisle Companies, Inc. 3,142,107
19,746 Casella Waste Systems, Inc.
b
1,785,038
6,947 Caterpillar, Inc. 2,324,258
7,775 Cimpress plc
b
662,974
166,534 CNH Industrial NV
b
1,898,488
356 Columbus McKinnon Corporation 14,692
2,708 CSW Industrials, Inc. 643,475
185,873 CSX Corporation 6,174,701
1,869 Cummins, Inc. 527,974
10,507 Curtiss-Wright Corporation 2,662,684
48,367 Delta Air Lines, Inc. 2,421,736
5,832 DNOW, Inc.
b
82,290
11,647 Donaldson Company, Inc. 840,913
28 Dover Corporation 5,020
8,419 EMCOR Group, Inc. 3,007,014
244 ESCO Technologies, Inc. 24,754
159,702 ExlService Holdings, Inc.
b
4,631,358
7,821 Expeditors International of
Washington, Inc. 870,555
91,650 Fastenal Company 6,226,701
15,588 Ferguson plc 3,271,921
89,718 Flowserve Corporation 4,231,101
59,120 Fluor Corporation
b
2,384,310
9,275 Gates Industrial Corporation plc
b
163,425
11,418 General Dynamics Corporation 3,277,994
2,419 Gibraltar Industries, Inc.
b
172,862
153 GMS, Inc.
b
14,156
727 Gorman-Rupp Company 24,115
8,894 Graco, Inc. 713,299
18,541 Greenbrier Companies, Inc. 915,740
1,692 Griffon Corporation 110,860
54,075 Helios Technologies, Inc. 2,438,782
1,954 Herc Holdings, Inc. 279,481
9,913 Hillman Solutions Corporation
b
94,768
13,332 Honeywell International, Inc. 2,569,476
122,137 Howmet Aerospace, Inc. 8,152,645
1,459 Huntington Ingalls Industries, Inc. 404,041
8,462 IDEX Corporation 1,865,532
32,086 Ingersoll Rand, Inc. 2,994,265
4,620 Interface, Inc. 70,640
2,591 ITT Corporation 335,120
4,241 Jacobs Solutions, Inc. 608,711
233,984 Janus International Group, Inc.
b
3,371,709
10,297 JB Hunt Transport Services, Inc. 1,673,983
302 Johnson Controls International plc 19,651
6,781 Kennametal, Inc. 159,557
9,217 Kratos Defense & Security
Solutions, Inc.
b
164,247
10,855 L3Harris Technologies, Inc. 2,323,513
34,955 Legalzoom.com, Inc.
b
417,712
1,160 Leidos Holdings, Inc. 162,655
16,721 Lincoln Electric Holdings, Inc. 3,670,761
12,396 Lyft, Inc.
b
193,873
5,381 Masco Corporation 368,329
64,730 Masterbrand, Inc.
b
1,079,049
3,103 Matson, Inc. 334,441
15,243 Maximus, Inc. 1,223,708
16,013 Middleby Corporation
b
2,225,327
21,225 Miller Industries, Inc. 1,033,870
6,036 Moog, Inc. 960,146
Shares Common Stock (25.6%) Value
Industrials (3.9%) - continued
11,565 Mueller Water Products, Inc. $ 183,190
1,110 MYR Group, Inc.
b
184,537
348 National Presto Industries, Inc. 28,533
2,244 Northrop Grumman Corporation 1,088,407
35,003 nVent Electric plc 2,522,666
12,521 Old Dominion Freight Line, Inc. 2,275,191
13,776 Oshkosh Corporation 1,546,632
1,612 Otis Worldwide Corporation 147,014
22,195 Owens Corning, Inc. 3,733,421
6,932 PACCAR, Inc. 735,555
623 Parker-Hannifin Corporation 339,479
455 Paylocity Holding Corporation
b
70,598
32,047 Pentair plc 2,534,597
5,012 Quanta Services, Inc. 1,295,903
11,879 Regal Rexnord Corporation 1,916,914
834 Republic Services, Inc. 159,878
4,739 Resideo Technologies, Inc.
b
92,553
6,475 REV Group, Inc. 141,543
5,739 Rockwell Automation, Inc. 1,555,039
3,398 Rush Enterprises, Inc. 149,240
6,075 Saia, Inc.
b
2,410,742
69,823 Schneider National, Inc. 1,443,940
14,892 Sensata Technologies Holding plc 570,513
12,808 Simpson Manufacturing Company,
Inc. 2,227,183
11,180 SiteOne Landscape Supply, Inc.
b
1,754,030
10,891 SkyWest, Inc.
b
795,370
465 Snap-On, Inc. 124,601
1,876 SS&C Technologies Holdings, Inc. 116,106
3,245 Standex International Corporation 560,996
13,297 Tennant Company 1,548,835
7,059 Terex Corporation 395,657
3,078 Textron, Inc. 260,368
711 Thermon Group Holdings, Inc.
b
22,702
38,878 Timken Company 3,468,695
1,283 Titan Machinery, Inc.
b
28,560
13,396 Trane Technologies plc 4,251,087
19,936 TransUnion 1,455,328
2,141 Trex Company, Inc.
b
189,586
23,665 Uber Technologies, Inc.
b
1,568,280
141 UniFirst Corporation/MA 22,578
24,883 United Parcel Service, Inc. 3,669,745
2,852 United Rentals, Inc. 1,905,107
8,786 Upwork, Inc.
b
102,796
9,131 Verra Mobility Corporation
b
215,309
744 Vertiv Holdings Company 69,192
482 Viad Corporation
b
16,619
3,217 Watsco, Inc. 1,440,315
21,228 WillScot Mobile Mini Holdings
Corporation
b
784,587
Total 171,088,278
Information Technology (5.4%)
8,206 Adobe, Inc.
b
3,797,983
14,921 Advanced Micro Devices, Inc.
b
2,363,188
18,029 Agilysys, Inc.
b
1,497,308
4,189 Ambarella, Inc.
b
192,568
39,595 Amphenol Corporation 4,781,888
129,221 Apple, Inc. 22,010,213
16,381 Applied Materials, Inc. 3,254,086
3,834 AppLovin Corporation
b
270,565
8,634 Arista Networks, Inc.
b
2,215,139
41,823 ASGN, Inc.
b
4,033,828
9,181 Autodesk, Inc.
b
1,954,176
3,368 Broadcom, Inc. 4,379,309

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Information Technology (5.4%) - continued
6,061 CDW Corporation $ 1,465,913
49,758 Ciena Corporation
b
2,300,312
116,496 Cisco Systems, Inc. 5,472,982
8,645 Clearwater Analytics Holdings,
Inc.
b
136,418
1,611 Coherent Corporation
b
88,009
25,022 Cohu, Inc.
b
758,667
16,787 CommScope Holding Company,
Inc.
b
15,008
1,467 CommVault Systems, Inc.
b
150,323
11,075 Crane NXT Company 673,471
11,052 Credo Technology Group Holding,
Ltd.
b
197,499
10,167 CyberArk Software, Ltd.
b
2,432,455
1,869 Datadog, Inc.
b
234,560
24,732 Descartes Systems Group, Inc.
b
2,294,882
1,182 DocuSign, Inc.
b
66,901
5,803 Dolby Laboratories, Inc. 450,661
35,111 Dropbox, Inc.
b
813,171
44,595 Dynatrace Holdings, LLC
b
2,020,599
1,131 Elastic NV
b
115,611
9,562 Enphase Energy, Inc.
b
1,039,963
876 EPAM Systems, Inc.
b
206,088
4,754 F5, Inc.
b
785,884
17,342 Fabrinet
b
3,001,380
53,940 Flex, Ltd.
b
1,545,381
5,643 FormFactor, Inc.
b
251,621
15,547 Fortinet, Inc.
b
982,259
17 Gartner, Inc.
b
7,014
55,468 Gilat Satellite Networks, Ltd.
b
274,567
27,159 Gitlab, Inc.
b
1,425,033
5,974 Globant SA
b
1,066,897
16,845 GoDaddy, Inc.
b
2,061,491
95,084 Grid Dynamics Holdings, Inc.
b
928,971
49,064 Guidewire Software, Inc.
b
5,416,666
15,431 Hackett Group, Inc. 334,698
2,291 Hewlett Packard Enterprise
Company 38,947
138 HP, Inc. 3,876
3,123 HubSpot, Inc.
b
1,889,009
2,945 Insight Enterprises, Inc.
b
537,669
7,652 International Business Machines
Corporation 1,271,762
2,827 IPG Photonics Corporation
b
237,411
3,306 Itron, Inc.
b
304,549
104,371 JFrog, Ltd.
b
4,162,315
2,720 Keysight Technologies, Inc.
b
402,397
3,225 KLA Corporation 2,222,960
59,283 Knowles Corporation
b
938,450
2,842 Lam Research Corporation 2,541,913
57,821 Lattice Semiconductor
Corporation
b
3,966,521
12,049 Littelfuse, Inc. 2,778,981
3,121 LiveRamp Holding, Inc.
b
100,215
21,072 Marvell Technology, Inc. 1,388,856
153 Microchip Technology, Inc. 14,073
74,021 Microsoft Corporation 28,818,596
3,110 MKS Instruments, Inc. 370,028
3,746 MongoDB, Inc.
b
1,367,964
3,091 Monolithic Power Systems, Inc. 2,068,899
1,741 Motorola Solutions, Inc. 590,460
8,360 NetApp, Inc. 854,476
5,721 NICE, Ltd. ADR
b
1,278,701
11,568 Nova, Ltd.
b
1,965,403
25,459 NVIDIA Corporation 21,997,085
Shares Common Stock (25.6%) Value
Information Technology (5.4%) - continued
346 Okta, Inc.
b
$ 32,171
8,131 ON Semiconductor Corporation
b
570,471
16,387 Onto Innovation, Inc.
b
3,039,625
394 OSI Systems, Inc.
b
51,787
6,686 Palo Alto Networks, Inc.
b
1,944,891
35,967 PDF Solutions, Inc.
b
1,081,887
13,078 Plexus Corporation
b
1,321,009
946 Procore Technologies, Inc.
b
64,725
11,812 PTC, Inc.
b
2,095,921
8,795 Q2 Holdings, Inc.
b
451,975
794 Qorvo, Inc.
b
92,771
65,033 QUALCOMM, Inc. 10,785,723
4,132 Rapid7, Inc.
b
185,114
15,980 Salesforce, Inc. 4,297,661
63,492 Samsung Electronics Company,
Ltd. 3,529,307
5,304 ServiceNow, Inc.
b
3,677,422
11,870 Shopify, Inc.
b
833,274
17,317 Silicon Laboratories, Inc.
b
2,103,842
2,538 Skyworks Solutions, Inc. 270,525
13,891 SolarWinds Corporation 153,079
46,957 Sprout Social, Inc.
b
2,368,981
11,104 SPS Commerce, Inc.
b
1,930,652
3,717 Synopsys, Inc.
b
1,972,203
19,520 Taiwan Semiconductor
Manufacturing Company, Ltd.
ADR 2,680,877
13,181 TE Connectivity, Ltd. 1,864,848
346 Teledyne Technologies, Inc.
b
131,992
3,279 Tenable Holdings, Inc.
b
147,457
1,751 Teradata Corporation
b
64,962
58,995 Trimble, Inc.
b
3,543,830
229,573 TTM Technologies, Inc.
b
3,427,525
6,732 Tyler Technologies, Inc.
b
3,107,155
15,368 Unisys Corporation
b
83,448
2,487 Universal Display Corporation 392,896
5,830 Upland Software, Inc.
b
12,593
85,378 Varonis Systems, Inc.
b
3,735,288
6,970 VeriSign, Inc.
b
1,181,276
17,023 Viavi Solutions, Inc.
b
134,482
12,616 Vishay Intertechnology, Inc. 291,934
20,174 Vontier Corporation 819,670
29,931 Workiva, Inc.
b
2,358,563
3,478 Xerox Holdings Corporation 46,223
Total 238,757,157
Materials (0.9%)
5,241 Albemarle Corporation
a
630,545
20,373 Alcoa Corporation 715,907
1,468 AptarGroup, Inc. 211,950
251 Avery Dennison Corporation 54,537
9,519 Avient Corporation 403,796
18,666 Axalta Coating Systems, Ltd.
b
586,859
24,322 Ball Corporation 1,692,081
1,575 Berry Plastics Group, Inc. 89,208
8,518 Carpenter Technology Corporation 729,993
2,428 Celanese Corporation 372,965
28,585 CF Industries Holdings, Inc. 2,257,357
25,858 Chemours Company 691,701
23,705 Cleveland-Cliffs, Inc.
b
400,614
23,015 Corteva, Inc. 1,245,802
4,577 Eagle Materials, Inc. 1,147,500
31,481 Eastman Chemical Company 2,973,066
346 Ecolab, Inc. 78,248
7,027 Greif, Inc. 430,615

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (25.6%) Value
Materials (0.9%) - continued
3,507 Huntsman Corporation $ 83,677
29,408 Ingevity Corporation
b
1,503,925
4,830 Innospec, Inc. 579,600
72,795 Ivanhoe Mines, Ltd.
b
986,710
5,005 Kaiser Aluminum Corporation 452,902
12,150 Linde plc 5,357,664
10,524 Louisiana-Pacific Corporation 770,252
349 LyondellBasell Industries NV 34,889
3,485 Martin Marietta Materials, Inc. 2,045,939
4,753 Metallus, Inc.
b
97,722
2,447 Minerals Technologies, Inc. 178,362
20,077 Mosaic Company 630,217
1,648 Myers Industries, Inc. 36,091
16,421 Nucor Corporation 2,767,431
9,730 O-I Glass, Inc.
b
145,561
5,445 Orion SA 128,829
944 PPG Industries, Inc. 121,776
352 Quaker Chemical Corporation 65,659
5,571 Radius Recycling, Inc. 97,047
122,666 Ranpak Holdings Corporation
b
888,102
428 Reliance, Inc. 121,860
10,205 RPM International, Inc. 1,091,017
14,823 Steel Dynamics, Inc. 1,928,769
41,970 Summit Materials, Inc.
b
1,632,633
12,764 SunCoke Energy, Inc. 131,597
1,753 TriMas Corporation 45,560
22,186 Trinseo plc 57,905
131,646 Tronox Holdings plc 2,236,665
4,492 United States Lime & Minerals, Inc. 1,392,520
13,512 United States Steel Corporation 493,188
1,885 Vulcan Materials Company 485,633
Total 41,302,446
Real Estate (1.1%)
22,065 Acadia Realty Trust 381,283
65,791 Agree Realty Corporation 3,764,561
7,926 Alexandria Real Estate Equities,
Inc. 918,386
356 Anywhere Real Estate, Inc.
b
1,730
14,945 AvalonBay Communities, Inc. 2,833,124
5,483 Brixmor Property Group, Inc. 121,174
23,799 CareTrust REIT, Inc. 588,311
26,180 CBRE Group, Inc.
b
2,274,780
67,550 Compass, Inc.
b
212,783
21,677 CoStar Group, Inc.
b
1,984,096
20,900 Crown Castle, Inc. 1,960,002
167,342 Cushman and Wakefield plc
b
1,614,850
10,335 DigitalBridge Group, Inc. 169,907
34,480 Douglas Elliman, Inc.
b
46,893
13,332 EastGroup Properties, Inc. 2,071,260
24,358 EPR Properties 988,691
450 Equinix, Inc. 320,000
78,765 Equity Commonwealth
b
1,474,481
3,999 Equity Residential 257,536
124,094 Essential Properties Realty Trust,
Inc. 3,268,636
838 Essex Property Trust, Inc. 206,358
3,594 Extra Space Storage, Inc. 482,602
8,779 First Industrial Realty Trust, Inc. 398,742
8,653 FirstService Corporation 1,271,991
29,861 Four Corners Property Trust, Inc. 700,240
16,177 Getty Realty Corporation 438,397
101,077 Healthcare Realty Trust, Inc. 1,438,326
3,528 Howard Hughes Holdings, Inc.
b
229,885
68,804 Independence Realty Trust, Inc. 1,085,039
Shares Common Stock (25.6%) Value
Real Estate (1.1%) - continued
12,601 Industrial Logistics Properties Trust $ 44,356
7,607 Invitation Homes, Inc. 260,159
63,673 LXP Industrial Trust 531,670
76,228 National Storage Affiliates Trust 2,671,029
32,067 NetSTREIT Corporation 540,329
13,988 NNN REIT, Inc. 566,934
9,255 Park Hotels & Resorts, Inc. 149,283
2,359 Peakstone Realty Trust 32,955
21,377 Pebblebrook Hotel Trust 310,608
55,280 Phillips Edison and Company, Inc. 1,807,656
5,172 Plymouth Industrial REIT, Inc. 107,991
12,968 Retail Opportunity Investments
Corporation 159,117
16,891 RLJ Lodging Trust 185,801
1,984 RMR Group, Inc. 47,060
8,737 Sabra Health Care REIT, Inc. 121,619
12,679 SBA Communications Corporation 2,359,815
46,143 STAG Industrial, Inc. 1,586,858
7,846 Tanger, Inc. 222,434
39,941 Terreno Realty Corporation 2,170,793
29,588 UDR, Inc. 1,126,711
1,919 Ventas, Inc. 84,973
372 Welltower, Inc. 35,444
8,755 Zillow Group, Inc., Class A
b
367,710
5,279 Zillow Group, Inc., Class C
b
224,727
Total 47,220,096
Utilities (0.7%)
8,334 ALLETE, Inc. 493,539
18,387 Alliant Energy Corporation 915,673
9,624 American Water Works Company,
Inc. 1,177,208
31,829 CenterPoint Energy, Inc. 927,497
27,774 Clearway Energy, Inc., Class A 602,974
34,328 Clearway Energy, Inc., Class C 802,589
15,293 Constellation Energy Corporation 2,843,580
24,067 Duke Energy Corporation 2,364,823
22,106 Entergy Corporation 2,358,047
88,978 Evergy, Inc. 4,666,896
7,290 Eversource Energy 441,920
35,019 NiSource, Inc. 975,629
6,945 Northwestern Energy Group, Inc. 350,306
22,309 PNM Resources, Inc. 826,772
56,225 Portland General Electric
Company 2,430,607
29,269 Public Service Enterprise Group,
Inc. 2,021,903
9,574 Spire, Inc. 591,577
81,490 UGI Corporation 2,082,884
60,639 Xcel Energy, Inc. 3,258,133
Total 30,132,557
Total Common Stock
(cost $934,161,666) 1,123,756,328
Principal
Amount Long-Term Fixed Income ( 9.1% ) Value
Asset-Backed Securities (0.2%)
510 Asset Backed Trust
$ 525,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
c,d
486,049

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Asset-Backed Securities (0.2%) - continued
720 East CLO, Ltd.
$ 550,000
8.575%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
c,e
$ 555,044
175,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
c,e
176,608
Access Group, Inc.
25,124
5.945%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
c,e
24,821
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
c
429,508
350,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
c
315,643
Ares XL CLO, Ltd.
525,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
c,e
522,967
Avis Budget Rental Car Funding
AESOP, LLC
137,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
c
134,723
CarVal CLO I, Ltd.
400,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
c,e
399,986
CMFT Net Lease Master Issuer,
LLC
335,197
2.090%,  7/20/2051, Ser.
2021-1, Class A1
c
282,738
Commonbond Student Loan Trust
17,039
5.931%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
c,e
16,750
Dryden 36 Senior Loan Fund
450,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
c,e
450,026
Foundation Finance Trust
178,671
1.270%,  5/15/2041, Ser.
2021-1A, Class A
c
160,889
FRTKL Trust
625,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
c
561,714
GSAA Home Equity Trust
959,251
4.478%,  8/25/2034, Ser.
2004-10, Class M2
e
833,129
Home Partners of America Trust
624,820
2.302%,  12/17/2026, Ser.
2021-2, Class B
c
567,434
480,849
2.078%,  9/17/2041, Ser.
2021-1, Class C
c
396,175
Laurel Road Prime Student Loan
Trust
116,139
5.920%,  11/25/2043, Ser.
2018-D, Class A
c,e
106,593
National Collegiate Trust
114,073
5.726%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
c,e
111,196
Principal
Amount Long-Term Fixed Income (9.1%) Value
Asset-Backed Securities (0.2%) - continued
Pretium Mortgage Credit Partners,
LLC
$ 167,368
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
c,d
$ 164,707
Unlock HEA Trust
349,312
7.000%,  4/25/2039, Ser.
2024-1, Class A
c
337,080
VCAT Asset Securitization, LLC
255,068
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
c,d
254,633
Vericrest Opportunity Loan
Transferee
194,917
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
c,d
189,784
252,066
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
c,d
220,033
132,883
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
c,d
129,605
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
c,d
203,080
Wind River CLO, Ltd.
325,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
c,e
325,080
Total 8,355,995
Basic Materials (0.1%)
Anglo American Capital plc
200,000 3.875%,  3/16/2029
c
184,720
ATI, Inc.
66,000 7.250%,  8/15/2030 67,516
Cascades, Inc./Cascades USA,
Inc.
120,000 5.125%,  1/15/2026
c
116,200
Chemours Company
154,000 5.750%,  11/15/2028
c
141,429
Cleveland-Cliffs, Inc.
110,000 5.875%,  6/1/2027 108,820
40,000 4.625%,  3/1/2029
a,c
37,014
Consolidated Energy Finance SA
208,000 5.625%,  10/15/2028
c
175,762
First Quantum Minerals, Ltd.
44,000 6.875%,  10/15/2027
c
42,323
FMC Corporation
134,000 5.150%,  5/18/2026 132,346
Glencore Funding, LLC
133,000 3.375%,  9/23/2051
c
84,817
189,000 4.000%,  3/27/2027
c
180,577
133,000 6.125%,  10/6/2028
c
134,680
Hecla Mining Company
60,000 7.250%,  2/15/2028 59,747
Hudbay Minerals, Inc.
101,000 4.500%,  4/1/2026
c
97,682
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
42,000 9.000%,  7/1/2028
c
41,120
INEOS Finance plc
71,000 7.500%,  4/15/2029
c
71,330
International Flavors & Fragrances,
Inc.
158,000 1.230%,  10/1/2025
c
147,898

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Basic Materials (0.1%) - continued
Mercer International, Inc.
$ 42,000 5.125%,  2/1/2029 $ 36,683
Methanex Corporation
55,000 4.250%,  12/1/2024 54,230
53,000 5.125%,  10/15/2027 50,974
36,000 5.250%,  12/15/2029 34,126
Mineral Resources, Ltd.
20,000 9.250%,  10/1/2028
c
20,967
Mosaic Company
129,000 5.375%,  11/15/2028 127,917
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034
c
48,772
Novelis Corporation
55,000 3.250%,  11/15/2026
c
51,423
40,000 4.750%,  1/30/2030
c
36,601
55,000 3.875%,  8/15/2031
c
46,575
Nutrien, Ltd.
66,000 4.900%,  3/27/2028 64,592
OCI NV
64,000 4.625%,  10/15/2025
c
62,371
Olin Corporation
56,000 5.125%,  9/15/2027 54,063
SCIL IV, LLC/SCIL USA Holdings,
LLC
73,000 5.375%,  11/1/2026
c
70,063
Smurfit Kappa Treasury, ULC
142,000 5.777%,  4/3/2054
c
135,798
SNF Group SACA
89,000 3.375%,  3/15/2030
c
76,530
SunCoke Energy, Inc.
86,000 4.875%,  6/30/2029
c
75,936
Taseko Mines, Ltd.
73,000 8.250%,  5/1/2030
c
74,166
Tronox, Inc.
36,000 4.625%,  3/15/2029
c
32,115
United States Steel Corporation
105,000 6.875%,  3/1/2029
a
105,137
Total 3,083,020
Capital Goods (0.1%)
AAR Escrow Issuer, LLC
87,000 6.750%,  3/15/2029
c
87,470
Advanced Drainage Systems, Inc.
97,000 6.375%,  6/15/2030
c
96,432
AECOM
72,000 5.125%,  3/15/2027 69,948
Amsted Industries, Inc.
81,000 5.625%,  7/1/2027
c
78,747
10,000 4.625%,  5/15/2030
c
8,992
BAE Systems plc
200,000 5.250%,  3/26/2031
c
195,927
Boeing Company
290,000 5.930%,  5/1/2060 253,485
157,000 5.040%,  5/1/2027 152,346
90,000 6.259%,  5/1/2027
c
90,285
107,000 6.388%,  5/1/2031
c
107,481
318,000 5.705%,  5/1/2040 288,712
Bombardier, Inc.
65,000 7.875%,  4/15/2027
c
64,595
Principal
Amount Long-Term Fixed Income (9.1%) Value
Capital Goods (0.1%) - continued
$ 75,000 6.000%,  2/15/2028
c
$ 73,139
Brand Industrial Services, Inc.
82,000 10.375%,  8/1/2030
c
87,994
Builders FirstSource, Inc.
85,000 5.000%,  3/1/2030
c
79,589
Camelot Return Merger Sub, Inc.
35,000 8.750%,  8/1/2028
c
34,409
Canpack SA/Canpack US, LLC
147,000 3.875%,  11/15/2029
c
128,816
Carrier Global Corporation
125,000 2.700%,  2/15/2031 105,376
Chart Industries, Inc.
98,000 7.500%,  1/1/2030
c
100,235
Clean Harbors, Inc.
72,000 6.375%,  2/1/2031
c
71,330
Clydesdale Acquisition Holdings,
Inc.
13,000 6.625%,  4/15/2029
c
12,967
CNH Industrial NV
104,000 3.850%,  11/15/2027 99,043
Covanta Holding Corporation
54,000 4.875%,  12/1/2029
c
47,337
Crown Cork & Seal Company, Inc.
84,000 7.375%,  12/15/2026 86,684
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
99,000 6.625%,  12/15/2030
c
98,113
EquipmentShare.com, Inc.
38,000 8.625%,  5/15/2032
c
38,662
ESAB Corporation
68,000 6.250%,  4/15/2029
c
67,745
GFL Environmental, Inc.
63,000 4.000%,  8/1/2028
c
57,102
145,000 3.500%,  9/1/2028
c
130,342
H&E Equipment Services, Inc.
169,000 3.875%,  12/15/2028
c
149,546
Herc Holdings, Inc.
70,000 5.500%,  7/15/2027
c
67,988
Howmet Aerospace, Inc.
199,000 5.950%,  2/1/2037 198,929
Ingersoll Rand, Inc.
35,000 5.700%,  8/14/2033 34,764
Lockheed Martin Corporation
122,000 5.200%,  2/15/2064 113,266
46,000 6.150%,  9/1/2036 48,805
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
c
21,849
MIWD Holdco II, LLC
100,000 5.500%,  2/1/2030
c
90,566
Mueller Water Products, Inc.
55,000 4.000%,  6/15/2029
c
49,765
Nesco Holdings II, Inc.
100,000 5.500%,  4/15/2029
c
93,079
New Enterprise Stone and Lime
Company, Inc.
107,000 5.250%,  7/15/2028
c
100,508
Nordson Corporation
132,000 5.600%,  9/15/2028 132,023

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Capital Goods (0.1%) - continued
Northrop Grumman Corporation
$ 320,000 3.850%,  4/15/2045 $ 245,444
OI European Group BV
87,000 4.750%,  2/15/2030
c
79,457
Owens-Brockway Glass Container,
Inc.
53,000 6.625%,  5/13/2027
c
52,956
Pactiv Evergreen Group
65,000 4.375%,  10/15/2028
c
59,820
Regal Rexnord Corporation
165,000 6.050%,  2/15/2026
c
165,023
Roller Bearing Company of
America, Inc.
75,000 4.375%,  10/15/2029
c
67,782
Rolls-Royce plc
49,000 5.750%,  10/15/2027
c
48,463
RTX Corporation
44,000 6.400%,  3/15/2054 47,191
101,000 4.125%,  11/16/2028 95,977
225,000 4.450%,  11/16/2038 194,357
Sealed Air Corporation/Sealed Air
Corporation (US)
82,000 6.125%,  2/1/2028
c
81,001
Smyrna Ready Mix Concrete, LLC
94,000 8.875%,  11/15/2031
c
98,995
Spirit AeroSystems, Inc.
108,000 9.750%,  11/15/2030
c
119,475
SRM Escrow Issuer, LLC
59,000 6.000%,  11/1/2028
c
57,074
Summit Materials, LLC/Summit
Materials Finance Corporation
27,000 7.250%,  1/15/2031
c
27,738
Textron, Inc.
200,000 3.375%,  3/1/2028 184,499
Trane Technologies Financing, Ltd.
104,000 3.500%,  3/21/2026 99,966
TransDigm, Inc.
176,000 5.500%,  11/15/2027 171,039
114,000 7.125%,  12/1/2031
c
116,175
101,000 6.625%,  3/1/2032
c
100,828
Trivium Packaging Finance
54,000 5.500%,  8/15/2026
c
53,068
United Rentals North America, Inc.
110,000 4.875%,  1/15/2028 105,438
110,000 4.000%,  7/15/2030 98,037
Veralto Corporation
133,000 5.350%,  9/18/2028
c
131,958
WESCO Distribution, Inc.
70,000 7.250%,  6/15/2028
c
71,107
36,000 6.375%,  3/15/2029
c
35,762
25,000 6.625%,  3/15/2032
c
24,883
Total 6,547,904
Collateralized Mortgage Obligations (0.3%)
A&D Mortgage Trust
400,000
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
c,d
399,065
Angel Oak Mortgage Trust
343,427
5.985%,  1/25/2069, Ser.
2024-2, Class A1
c,d
340,310
Principal
Amount Long-Term Fixed Income (9.1%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
Banc of America Alternative Loan
Trust
$ 11,325
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 $ 9,473
BINOM Securitization Trust
249,563
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
c,e
210,617
CHL Mortgage Pass-Through Trust
750,936
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 315,668
CHNGE Mortgage Trust
410,690
7.100%,  7/25/2058, Ser.
2023-3, Class A1
c,d
408,007
514,623
6.000%,  10/25/2057, Ser.
2022-4, Class A1
c,d
502,639
Citicorp Mortgage Securities, Inc.
254,178
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 217,725
Citigroup Mortgage Loan Trust,
Inc.
1,858
6.524%,  3/25/2037, Ser.
2007-AR4, Class 2A1A
e
1,823
COLT Mortgage Loan Trust
494,971
1.726%,  11/25/2066, Ser.
2021-5, Class A1
c,e
416,938
Countrywide Alternative Loan Trust
54,592
4.007%,  10/25/2035, Ser.
2005-43, Class 4A1
e
43,866
278,275
7.000%,  10/25/2037, Ser.
2007-24, Class A10 97,316
Countrywide Home Loan
Mortgage Pass Through Trust
30,811
4.695%,  11/25/2035, Ser.
2005-22, Class 2A1
e
24,495
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,474
Credit Suisse Mortgage Trust
254,403
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
c,e
249,209
274,319
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
c,e
225,363
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
31,576
6.000%,  5/25/2024, Ser.
2006-AR5, Class 23A 16,384
Federal Home Loan Mortgage
Corporation - REMIC
762,647
4.000%,  1/25/2051, Ser.
5249, Class LA 717,940
85,410
3.000%,  2/15/2033, Ser.
4170, Class IG
f
6,590
280,653
3.000%,  3/15/2033, Ser.
4180, Class PI
f
26,306
694,689
4.500%,  10/15/2033, Ser.
2695, Class BH 673,696
600,000
2.500%,  12/15/2048, Ser.
5094, Class BC 451,318
Federal National Mortgage
Association - REMIC
820,705
4.500%,  6/25/2052, Ser.
2022-43, Class MA 791,205

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
$ 740,507
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO $ 568,926
283,927
3.000%,  12/25/2027, Ser.
2012-137, Class AI
f
8,980
1,276,341
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,249,640
677,537
4.500%,  1/25/2046, Ser.
2022-68, Class BA 654,815
Flagstar Mortgage Trust
289,033
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
c,e
247,802
GCAT Trust
402,267
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
c,e
347,066
GS Mortgage-Backed Securities
Trust
612,050
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
c,e
490,524
J.P. Morgan Mortgage Trust
537,157
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
c,e
413,044
393,946
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
c,e
314,066
LHOME Mortgage Trust
28,349
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
c
28,281
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
c,d
353,194
Mello Mortgage Capital
Acceptance
558,149
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
c,e
427,791
Merrill Lynch Alternative Note
Asset Trust
77,833
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 27,808
New Residential Mortgage Loan
Trust
1,092,588
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
c,e
840,140
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
c,e
296,545
Palisades Mortgage Loan Trust
597,902
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
c
595,857
Residential Accredit Loans, Inc.
Trust
109,112
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 90,334
Residential Funding Mortgage
Security I Trust
18,096
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 13,399
ROC Securities Trust Series
482,317
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
c,e
480,423
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
c,d
527,626
Principal
Amount Long-Term Fixed Income (9.1%) Value
Collateralized Mortgage Obligations (0.3%) -
continued
Sequoia Mortgage Trust
$ 86,056
3.791%,  9/20/2046, Ser.
2007-1, Class 4A1
e
$ 57,683
Toorak Mortgage Corporation, Ltd.
184,886
3.240%,  6/25/2024, Ser.
2021-1, Class A1
c
182,966
TRK Trust
385,427
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
c,e
325,566
Vericrest Opportunity Loan
Transferee
181,227
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
c,d
177,761
Verus Securitization Trust
214,152
2.286%,  11/25/2066, Ser.
2021-8, Class A2
c,e
176,447
Total 15,076,111
Commercial Mortgage-Backed Securities (0.2%)
BANK 2022-BNK39
2,736,028
0.531%,  2/15/2055, Ser.
2022-BNK39, Class XA
e,f
71,091
BBCMS Mortgage Trust
3,986,339
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
e,f
294,964
3,508,456
1.941%,  10/15/2053, Ser.
2020-C8, Class XA
e,f
283,388
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,250,000
5.180%,  3/25/2029, Ser.
K520, Class A2
e
1,249,898
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
e,g
1,502,136
1,150,000
3.500%,  7/25/2032, Ser.
K148, Class A2
e,g
1,024,793
500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
g
445,792
300,000
3.710%,  9/25/2032, Ser.
K-150, Class A2
e,g
270,734
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
e,g
1,633,806
150,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
e,g
136,503
400,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
e,g
380,979
1,900,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
g
1,897,729
Morgan Stanley Capital I Trust
3,694,907
1.955%,  7/15/2053, Ser.
2020-HR8, Class XA
e,f
315,879
Total 9,507,692
Communications Services (0.2%)
Altice Financing SA
79,000 5.750%,  8/15/2029
c
58,679
AMC Networks, Inc.
18,000 10.250%,  1/15/2029
c
17,967
American Tower Corporation
80,000 3.375%,  10/15/2026 75,989

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Communications Services (0.2%) - continued
$ 133,000 5.800%,  11/15/2028 $ 133,851
171,000 2.900%,  1/15/2030 147,457
88,000 5.650%,  3/15/2033 86,692
AT&T, Inc.
198,000 3.650%,  6/1/2051 136,341
283,000 3.500%,  9/15/2053 186,572
142,000 2.300%,  6/1/2027 129,505
134,000 5.400%,  2/15/2034 130,924
180,000 4.900%,  8/15/2037 163,649
Bell Telephone Company of
Canada
184,000 5.550%,  2/15/2054 173,300
CCO Holdings, LLC/CCO Holdings
Capital Corporation
120,000 5.125%,  5/1/2027
c
112,461
60,000 5.000%,  2/1/2028
c
54,641
6,000 6.375%,  9/1/2029
c
5,500
125,000 4.750%,  3/1/2030
c
103,868
40,000 4.500%,  8/15/2030
c
32,506
52,000 4.250%,  2/1/2031
c
40,697
110,000 4.750%,  2/1/2032
c
86,508
86,000 4.250%,  1/15/2034
c
62,308
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
92,000 6.150%,  11/10/2026 92,226
198,000 4.200%,  3/15/2028 184,175
400,000 3.500%,  6/1/2041 255,921
Cimpress plc
66,000 7.000%,  6/15/2026 65,489
Clear Channel Outdoor Holdings,
Inc.
18,000 7.875%,  4/1/2030
c
17,648
Clear Channel Worldwide
Holdings, Inc.
150,000 5.125%,  8/15/2027
c
139,038
Comcast Corporation
198,000 5.350%,  5/15/2053 184,054
180,000 4.400%,  8/15/2035 162,228
243,000 4.750%,  3/1/2044 212,928
Connect Finco SARL/Connect US
Finco, LLC
50,000 6.750%,  10/1/2026
c
48,424
CSC Holdings, LLC
39,000 11.750%,  1/31/2029
c
34,649
194,000 6.500%,  2/1/2029
c
144,689
104,000 4.125%,  12/1/2030
c
66,063
Deutsche Telekom International
Finance BV
330,000 8.750%,  6/15/2030 380,508
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
246,000 5.875%,  8/15/2027
c
229,291
Discovery Communications, LLC
230,000 4.900%,  3/11/2026 226,231
Frontier Communications
Holdings, LLC
110,000 5.875%,  10/15/2027
c
105,507
56,000 8.750%,  5/15/2030
c
57,015
GCI, LLC
85,000 4.750%,  10/15/2028
c
75,824
Principal
Amount Long-Term Fixed Income (9.1%) Value
Communications Services (0.2%) - continued
Gray Television, Inc.
$ 135,000 4.750%,  10/15/2030
c
$ 81,496
32,000 5.375%,  11/15/2031
c
19,235
Iliad Holding SASU
122,000 6.500%,  10/15/2026
c
121,403
Intelsat Jackson Holdings SA
94,000 6.500%,  3/15/2030
c
89,971
Lamar Media Corporation
53,000 3.625%,  1/15/2031 45,315
LCPR Senior Secured Financing
DAC
137,000 6.750%,  10/15/2027
c
126,975
Level 3 Financing, Inc.
35,556 10.500%,  4/15/2029
c
35,483
35,556 11.000%,  11/15/2029
c
36,285
47,000 10.500%,  5/15/2030
a,c
46,573
McGraw-Hill Education, Inc.
71,000 5.750%,  8/1/2028
c
65,843
Meta Platforms, Inc.
99,000 5.600%,  5/15/2053 98,182
119,000 4.800%,  5/15/2030 116,841
146,000 3.850%,  8/15/2032 132,557
Netflix, Inc.
75,000 5.875%,  11/15/2028 76,553
169,000 5.375%,  11/15/2029
c
168,518
180,000 4.875%,  6/15/2030
c
174,818
News Corporation
94,000 3.875%,  5/15/2029
c
84,661
NTT Finance Corporation
196,000 4.372%,  7/27/2027
c
189,981
Omnicom Group, Inc.
135,000 4.200%,  6/1/2030 125,800
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
40,000 4.625%,  3/15/2030
c
35,315
Paramount Global
63,000 6.375%,  3/30/2062
e
58,266
Playtika Holding Corporation
83,000 4.250%,  3/15/2029
c
71,426
Rogers Communications, Inc.
172,000 5.000%,  2/15/2029 167,374
221,000 5.300%,  2/15/2034 211,864
Scripps Escrow II, Inc.
22,000 3.875%,  1/15/2029
c
16,251
Sinclair Television Group, Inc.
132,000 4.125%,  12/1/2030
c
91,492
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
c
103,883
55,000 4.000%,  7/15/2028
c
49,028
95,000 4.125%,  7/1/2030
c
80,566
Sprint Capital Corporation
334,000 8.750%,  3/15/2032 394,367
TEGNA, Inc.
36,000 4.750%,  3/15/2026
c
34,765
107,000 4.625%,  3/15/2028 96,428
Telecom Italia Capital SA
99,000 6.000%,  9/30/2034 83,361
Telecom Italia SPA/Milano
41,000 5.303%,  5/30/2024
c
40,895

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Communications Services (0.2%) - continued
T-Mobile USA, Inc.
$ 331,000 3.600%,  11/15/2060 $ 216,801
200,000 4.850%,  1/15/2029 194,955
200,000 4.375%,  4/15/2040 170,385
United States Cellular Corporation
25,000 6.700%,  12/15/2033 24,395
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
110,000 4.750%,  4/15/2028
c
96,476
Univision Communications, Inc.
112,000 4.500%,  5/1/2029
c
97,431
Urban One, Inc.
22,000 7.375%,  2/1/2028
c
17,850
Verizon Communications, Inc.
198,000 3.000%,  11/20/2060 114,603
425,000 2.650%,  11/20/2040 283,970
290,000 3.400%,  3/22/2041 215,909
Viasat, Inc.
58,000 6.500%,  7/15/2028
a,c
44,336
Virgin Media Finance plc
41,000 5.000%,  7/15/2030
c
33,577
Virgin Media Secured Finance plc
86,000 5.500%,  5/15/2029
c
78,169
VZ Secured Financing BV
134,000 5.000%,  1/15/2032
c
112,873
Warnermedia Holdings, Inc.
172,000 4.054%,  3/15/2029 156,896
199,000 5.050%,  3/15/2042 159,302
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
39,000 7.750%,  8/15/2028
c
37,578
Zayo Group Holdings, Inc.
44,000 4.000%,  3/1/2027
c
35,022
Ziggo Bond Company BV
40,000 5.125%,  2/28/2030
a,c
33,190
Ziggo BV
39,000 4.875%,  1/15/2030
c
34,127
Total 10,150,939
Consumer Cyclical (0.3%)
1011778 B.C., ULC/New Red
Finance, Inc.
120,000 4.375%,  1/15/2028
c
111,595
Adient Global Holdings, Ltd.
18,000 7.000%,  4/15/2028
c
18,185
58,000 8.250%,  4/15/2031
a,c
60,230
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
17,000 6.625%,  7/15/2026
c
16,955
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
130,000 4.625%,  6/1/2028
c
116,769
Allison Transmission, Inc.
54,000 3.750%,  1/30/2031
c
46,221
Amazon.com, Inc.
169,000 3.875%,  8/22/2037 145,357
American Axle & Manufacturing,
Inc.
90,000 6.875%,  7/1/2028 89,319
Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Cyclical (0.3%) - continued
$ 102,000 5.000%,  10/1/2029
a
$ 92,029
American Honda Finance
Corporation
145,000 4.900%,  3/12/2027 143,563
133,000 5.850%,  10/4/2030 136,182
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a,c
16,672
Arko Corporation
58,000 5.125%,  11/15/2029
c
46,738
Asbury Automotive Group, Inc.
62,000 5.000%,  2/15/2032
c
55,118
Ashton Woods USA, LLC/Ashton
Woods Finance Company
80,000 4.625%,  8/1/2029
c
72,353
20,000 4.625%,  4/1/2030
c
17,872
Aston Martin Capital Holdings, Ltd.
46,000 10.000%,  3/31/2029
c
45,052
Beazer Homes USA, Inc.
61,000 7.500%,  3/15/2031
c
60,294
Boyd Gaming Corporation
85,000 4.750%,  6/15/2031
c
75,268
Boyne USA, Inc.
58,000 4.750%,  5/15/2029
a,c
52,777
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
85,000 6.250%,  9/15/2027
c
81,742
Caesars Entertainment, Inc.
40,000 8.125%,  7/1/2027
c
40,540
236,000 4.625%,  10/15/2029
c
210,592
43,000 6.500%,  2/15/2032
c
42,366
Carnival Corporation
22,000 7.625%,  3/1/2026
c
22,137
202,000 5.750%,  3/1/2027
c
197,144
93,000 4.000%,  8/1/2028
c
85,030
37,000 6.000%,  5/1/2029
c
35,855
Cedar Fair, LP
79,000 5.250%,  7/15/2029 73,750
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
18,000 5.375%,  4/15/2027 17,469
Churchill Downs, Inc.
85,000 4.750%,  1/15/2028
c
80,309
39,000 6.750%,  5/1/2031
c
38,717
Cinemark USA, Inc.
107,000 5.875%,  3/15/2026
c
105,652
Clarios Global, LP/Clarios US
Finance Company, Inc.
65,000 8.500%,  5/15/2027
c
65,086
98,000 6.750%,  5/15/2028
c
98,200
Cushman & Wakefield US
Borrower, LLC
18,000 6.750%,  5/15/2028
c
17,749
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 65,948
Daimler Trucks Finance North
America, LLC
249,000 2.000%,  12/14/2026
c
227,584

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Cyclical (0.3%) - continued
Dana, Inc.
$ 36,000 5.625%,  6/15/2028 $ 34,688
53,000 4.500%,  2/15/2032 44,966
eG Global Finance plc
18,000 12.000%,  11/30/2028
c
18,581
Expedia Group, Inc.
314,000 3.250%,  2/15/2030 276,981
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 194,355
200,000 2.900%,  2/10/2029 172,652
173,000 7.122%,  11/7/2033 180,011
Forestar Group, Inc.
37,000 3.850%,  5/15/2026
c
35,115
Gap, Inc.
26,000 3.625%,  10/1/2029
c
22,000
General Motors Company
150,000 6.125%,  10/1/2025 150,505
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 165,083
68,000 5.400%,  5/8/2027 67,527
230,000 5.800%,  1/7/2029 229,444
GLP Capital, LP
298,000 5.750%,  6/1/2028 294,358
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
36,000 3.500%,  3/1/2029
c
31,923
Goodyear Tire & Rubber Company
36,000 4.875%,  3/15/2027 34,518
50,000 5.000%,  7/15/2029
a
45,349
Hanesbrands, Inc.
41,000 4.875%,  5/15/2026
c
39,655
40,000 9.000%,  2/15/2031
a,c
39,808
Hilton Domestic Operating
Company, Inc.
163,000 4.875%,  1/15/2030 153,225
18,000 4.000%,  5/1/2031
c
15,772
84,000 3.625%,  2/15/2032
c
70,587
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
127,000 5.000%,  6/1/2029
c
115,513
Home Depot, Inc.
215,000 5.400%,  9/15/2040 209,904
126,000 4.250%,  4/1/2046 103,606
205,000 3.900%,  6/15/2047 158,315
Hyundai Capital America
134,000 6.250%,  11/3/2025
c
134,568
300,000 1.800%,  1/10/2028
c
260,911
International Game Technology plc
90,000 5.250%,  1/15/2029
c
85,010
Jacobs Entertainment, Inc.
53,000 6.750%,  2/15/2029
c
50,276
Jaguar Land Rover Automotive plc
43,000 5.500%,  7/15/2029
c
40,460
KB Home
120,000 4.800%,  11/15/2029 111,445
Kohl's Corporation
128,000 4.625%,  5/1/2031 105,526
L Brands, Inc.
120,000 6.625%,  10/1/2030
c
119,911
Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Cyclical (0.3%) - continued
$ 40,000 6.875%,  11/1/2035 $ 39,734
Lennar Corporation
202,000 4.750%,  5/30/2025 199,703
Light & Wonder International, Inc.
90,000 7.250%,  11/15/2029
c
90,770
Live Nation Entertainment, Inc.
39,000 4.750%,  10/15/2027
c
36,756
Lowe's Companies, Inc.
132,000 5.625%,  4/15/2053 125,913
286,000 2.625%,  4/1/2031 239,585
Macy's Retail Holdings, LLC
75,000 5.875%,  4/1/2029
a,c
72,313
35,000 6.125%,  3/15/2032
c
33,107
Marriott International, Inc./MD
248,000 4.625%,  6/15/2030 235,671
Mattamy Group Corporation
74,000 5.250%,  12/15/2027
c
70,848
McDonald's Corporation
225,000 4.450%,  3/1/2047 185,167
Melco Resorts Finance, Ltd.
98,000 5.375%,  12/4/2029
c
87,260
90,000 7.625%,  4/17/2032
c
88,038
Michaels Companies, Inc.
53,000 5.250%,  5/1/2028
c
44,858
NCL Corporation, Ltd.
41,000 5.875%,  3/15/2026
c
40,173
89,000 5.875%,  2/15/2027
c
86,941
Nissan Motor Acceptance
Company, LLC
204,000 1.125%,  9/16/2024
c
199,959
Nordstrom, Inc.
32,000 4.375%,  4/1/2030 28,560
44,000 4.250%,  8/1/2031 37,951
PENN Entertainment, Inc.
90,000 4.125%,  7/1/2029
a,c
75,387
PetSmart, Inc./PetSmart Finance
Corporation
105,000 4.750%,  2/15/2028
c
96,899
50,000 7.750%,  2/15/2029
c
47,524
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
116,000 5.750%,  4/15/2026
c
114,541
73,000 6.250%,  1/15/2028
a,c
71,315
QVC, Inc.
22,000 4.375%,  9/1/2028 16,917
Raising Cane's Restaurants, LLC
40,000 9.375%,  5/1/2029
c
42,900
Rakuten Group, Inc.
53,000 11.250%,  2/15/2027
c
55,041
62,000 9.750%,  4/15/2029
c
61,401
Royal Caribbean Cruises, Ltd.
176,000 4.250%,  7/1/2026
c
168,993
69,000 9.250%,  1/15/2029
c
73,689
63,000 7.250%,  1/15/2030
c
64,787
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
41,000 6.625%,  3/1/2030
c
38,787
SeaWorld Parks and
Entertainment, Inc.
85,000 5.250%,  8/15/2029
c
78,376

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Cyclical (0.3%) - continued
Service Corporation International/
US
$ 36,000 3.375%,  8/15/2030 $ 30,538
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
18,000 6.625%,  5/1/2032
c,h
17,928
Six Flags Theme Parks, Inc.
30,000 7.000%,  7/1/2025
c
30,065
Staples, Inc.
105,000 7.500%,  4/15/2026
c
101,232
Station Casinos, LLC
62,000 4.625%,  12/1/2031
a,c
54,345
Target Corporation
198,000 2.950%,  1/15/2052 125,517
Tenneco, Inc.
116,000 8.000%,  11/17/2028
c
108,386
Toyota Motor Credit Corporation
220,000 5.000%,  3/19/2027 218,229
63,000 4.800%,  1/5/2034 59,871
Tripadvisor, Inc.
20,000 7.000%,  7/15/2025
c
20,008
VICI Properties, LP/VICI Note
Company, Inc.
221,000 4.625%,  6/15/2025
c
217,432
85,000 5.750%,  2/1/2027
c
84,286
98,000 4.125%,  8/15/2030
c
87,349
Victoria's Secret & Company
83,000 4.625%,  7/15/2029
c
65,210
Viking Cruises, Ltd.
182,000 5.875%,  9/15/2027
c
176,461
Volkswagen Group of America
Finance, LLC
205,000 5.300%,  3/22/2027
c
203,248
Wabash National Corporation
92,000 4.500%,  10/15/2028
c
82,666
Walgreens Boots Alliance, Inc.
62,000 3.200%,  4/15/2030 53,175
Walmart, Inc.
173,000 4.500%,  9/9/2052 150,516
WASH Multifamily Acquisition, Inc.
55,000 5.750%,  4/15/2026
c
53,323
Wyndham Hotels & Resorts, Inc.
54,000 4.375%,  8/15/2028
c
49,514
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
85,000 7.125%,  2/15/2031
c
86,212
Yum! Brands, Inc.
100,000 4.750%,  1/15/2030
c
93,582
ZF North America Capital, Inc.
53,000 7.125%,  4/14/2030
c
54,192
Total 11,910,116
Consumer Non-Cyclical (0.3%)
1375209 B.C., Ltd.
36,000 9.000%,  1/30/2028
a,c
35,342
Abbott Laboratories
219,000 4.750%,  11/30/2036 207,738
AbbVie, Inc.
68,000 5.400%,  3/15/2054 65,836
Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Non-Cyclical (0.3%) - continued
$ 100,000 4.500%,  5/14/2035 $ 92,308
153,000 5.350%,  3/15/2044 147,963
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
c
130,591
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
112,000 4.625%,  1/15/2027
c
107,014
119,000 3.500%,  3/15/2029
c
105,002
Altria Group, Inc.
134,000 6.875%,  11/1/2033 141,541
Amgen, Inc.
150,000 4.200%,  2/22/2052 115,578
173,000 5.250%,  3/2/2030 171,474
198,000 5.600%,  3/2/2043 190,932
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
275,000 4.700%,  2/1/2036 255,986
Anheuser-Busch InBev Worldwide,
Inc.
332,000 4.375%,  4/15/2038 294,187
174,000 5.550%,  1/23/2049 171,319
Archer-Daniels-Midland Company
255,000 2.700%,  9/15/2051 152,006
AstraZeneca plc
360,000 3.000%,  5/28/2051 236,230
BAT Capital Corporation
60,000 5.834%,  2/20/2031 59,977
66,000 7.750%,  10/19/2032 73,198
49,000 6.000%,  2/20/2034 48,697
142,000 7.079%,  8/2/2043 147,111
Bausch + Lomb Corporation
20,000 8.375%,  10/1/2028
c
20,655
Bausch Health Companies, Inc.
56,000 5.500%,  11/1/2025
a,c
52,161
131,000 4.875%,  6/1/2028
c
84,623
Baxter International, Inc.
199,000 3.132%,  12/1/2051 122,338
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 74,190
225,000 3.700%,  6/6/2027 213,638
BellRing Brands, Inc.
55,000 7.000%,  3/15/2030
c
55,656
Bristol-Myers Squibb Company
327,000 3.550%,  3/15/2042 249,198
Campbell Soup Company
218,000 5.200%,  3/19/2027
a
216,624
132,000 5.400%,  3/21/2034 128,773
Cargill, Inc.
196,000 3.125%,  5/25/2051
c
127,400
Catalent Pharma Solutions, Inc.
44,000 3.125%,  2/15/2029
c
41,995
Central Garden & Pet Company
100,000 4.125%,  10/15/2030
a
87,351
Charles River Laboratories
International, Inc.
42,000 4.000%,  3/15/2031
c
36,634
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
c
9,381

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Non-Cyclical (0.3%) - continued
Chobani, LLC/Chobani Finance
Corporation, Inc.
$ 96,000 4.625%,  11/15/2028
c
$ 88,854
CHS/Community Health Systems,
Inc.
72,000 5.625%,  3/15/2027
c
65,926
23,000 8.000%,  12/15/2027
c
22,512
98,000 6.000%,  1/15/2029
c
85,499
99,000 5.250%,  5/15/2030
c
80,941
42,000 4.750%,  2/15/2031
c
32,783
Conagra Brands, Inc.
246,000 1.375%,  11/1/2027 212,759
Constellation Brands, Inc.
167,000 3.600%,  2/15/2028 156,222
108,000 2.875%,  5/1/2030 93,190
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
118,000 4.750%,  1/15/2029
c
109,997
66,000 6.625%,  7/15/2030
c
66,040
CVS Health Corporation
298,000 5.625%,  2/21/2053 274,890
250,000 4.875%,  7/20/2035 229,678
145,000 4.780%,  3/25/2038 127,670
Edgewell Personal Care Company
60,000 5.500%,  6/1/2028
c
57,898
Eli Lilly & Company
98,000 4.950%,  2/27/2063 88,598
Embecta Corporation
31,000 6.750%,  2/15/2030
c
26,499
Encompass Health Corporation
135,000 4.500%,  2/1/2028 126,718
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,c
35,562
Energizer Holdings, Inc.
128,000 4.750%,  6/15/2028
c
116,303
Fortrea Holdings, Inc.
52,000 7.500%,  7/1/2030
a,c
52,454
General Mills, Inc.
53,000 4.950%,  3/29/2033
a
50,767
Grifols SA
92,000 4.750%,  10/15/2028
a,c
74,303
HCA, Inc.
265,000 3.500%,  9/1/2030 233,640
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
9,000 7.875%,  9/1/2025
c
8,633
HLF Financing SARL, LLC/
Herbalife International, Inc.
66,000 4.875%,  6/1/2029
c
38,768
Imperial Brands Finance plc
275,000 3.875%,  7/26/2029
c
251,920
Jazz Securities DAC
53,000 4.375%,  1/15/2029
c
48,221
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
142,000 5.500%,  1/15/2030 137,072
243,000 3.000%,  5/15/2032 193,117
135,000 6.750%,  3/15/2034
c
137,731
Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Non-Cyclical (0.3%) - continued
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
$ 35,000 9.000%,  2/15/2029
c
$ 35,340
Keurig Dr Pepper, Inc.
273,000 5.200%,  3/15/2031 266,859
Kimberly-Clark Corporation
230,000 3.900%,  5/4/2047 177,578
Kraft Heinz Foods Company
90,000 4.375%,  6/1/2046 72,102
Legacy LifePoint Health, LLC
40,000 4.375%,  2/15/2027
c
37,460
LifePoint Health, Inc.
70,000 9.875%,  8/15/2030
c
72,891
41,000 11.000%,  10/15/2030
c
43,640
Mattel, Inc.
166,000 5.450%,  11/1/2041 145,287
Medline Borrower, LP/Medline Co-
Issuer, Inc.
73,000 6.250%,  4/1/2029
c
72,533
Medtronic, Inc.
200,000 4.375%,  3/15/2035 183,935
ModivCare Escrow Issuer, Inc.
33,000 5.000%,  10/1/2029
a,c
22,925
ModivCare, Inc.
27,000 5.875%,  11/15/2025
c
26,333
Mozart Debt Merger Sub, Inc.
74,000 3.875%,  4/1/2029
c
66,291
63,000 5.250%,  10/1/2029
c
58,652
Newell Brands, Inc.
37,000 6.375%,  9/15/2027
a
36,080
37,000 6.625%,  9/15/2029 35,738
Organon & Company/Organon
Foreign Debt Co-Issuer BV
128,000 4.125%,  4/30/2028
c
116,577
101,000 5.125%,  4/30/2031
c
87,335
Owens & Minor, Inc.
89,000 6.625%,  4/1/2030
a,c
86,356
PepsiCo, Inc.
125,000 4.200%,  7/18/2052 102,461
Performance Food Group, Inc.
53,000 4.250%,  8/1/2029
c
47,508
Perrigo Finance Unlimited
Company
57,000 3.150%,  6/15/2030 52,231
Pfizer Investment Enterprises,
Private Ltd.
297,000 5.300%,  5/19/2053 276,964
132,000 5.110%,  5/19/2043 122,879
Philip Morris International, Inc.
133,000 5.500%,  9/7/2030 132,722
67,000 5.125%,  2/13/2031 65,104
198,000 5.375%,  2/15/2033 194,061
Post Holdings, Inc.
53,000 4.625%,  4/15/2030
c
47,865
77,000 4.500%,  9/15/2031
c
67,703
Primo Water Holdings, Inc.
99,000 4.375%,  4/30/2029
c
90,363
Reynolds American, Inc.
257,000 5.700%,  8/15/2035 246,777

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Consumer Non-Cyclical (0.3%) - continued
Roche Holdings, Inc.
$ 130,000 4.000%,  11/28/2044
c
$ 105,854
Scotts Miracle-Gro Company
37,000 4.500%,  10/15/2029 32,997
Simmons Foods, Inc.
142,000 4.625%,  3/1/2029
c
122,519
Spectrum Brands, Inc.
55,000 5.000%,  10/1/2029
c
53,587
70,000 5.500%,  7/15/2030
a,c
67,972
38,000 3.875%,  3/15/2031
a,c
35,561
Star Parent, Inc.
68,000 9.000%,  10/1/2030
c
71,131
Sysco Corporation
200,000 6.600%,  4/1/2040 212,546
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 129,989
Tenet Healthcare Corporation
220,000 5.125%,  11/1/2027 212,833
65,000 6.125%,  10/1/2028 64,184
79,000 6.750%,  5/15/2031
c
79,157
Teva Pharmaceutical Finance
Netherlands III BV
72,000 3.150%,  10/1/2026 66,702
US Acute Care Solutions, LLC
37,000 6.375%,  3/1/2026
c
37,463
Viterra Finance BV
167,000 3.200%,  4/21/2031
c
140,757
Wyeth, LLC
134,000 6.500%,  2/1/2034 144,304
Zoetis, Inc.
288,000 4.700%,  2/1/2043 250,984
Total 12,714,902
Energy (0.2%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
70,000 5.375%,  6/15/2029
c
66,609
Antero Resources Corporation
35,000 5.375%,  3/1/2030
c
33,277
Archrock Partners, LP/Archrock
Partners Finance Corporation
85,000 6.250%,  4/1/2028
c
83,271
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
73,000 8.250%,  12/31/2028
c
74,487
Baytex Energy Corporation
65,000 8.500%,  4/30/2030
c
67,770
Borr IHC, Ltd./Borr Finance, LLC
89,000 10.375%,  11/15/2030
c
92,429
BP Capital Markets America, Inc.
353,000 2.939%,  6/4/2051 221,126
Buckeye Partners, LP
50,000 4.500%,  3/1/2028
c
46,573
Canadian Natural Resources, Ltd.
94,000 2.950%,  7/15/2030 80,725
CGG SA
18,000 8.750%,  4/1/2027
c
16,844
Principal
Amount Long-Term Fixed Income (9.1%) Value
Energy (0.2%) - continued
Cheniere Energy Partners, LP
$ 528,000 4.500%,  10/1/2029 $ 494,019
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034
c
36,211
Civitas Resources, Inc.
58,000 8.375%,  7/1/2028
c
60,505
24,000 8.625%,  11/1/2030
c
25,539
89,000 8.750%,  7/1/2031
c
94,406
CNX Resources Corporation
38,000 6.000%,  1/15/2029
c
36,818
Columbia Pipelines Holding
Company, LLC
140,000 6.042%,  8/15/2028
c
141,267
Columbia Pipelines Operating
Company, LLC
35,000 5.927%,  8/15/2030
c
35,060
Comstock Resources, Inc.
71,000 6.750%,  3/1/2029
c
66,804
65,000 5.875%,  1/15/2030
c
59,200
Continental Resources, Inc.
232,000 2.268%,  11/15/2026
c
212,812
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
73,000 5.500%,  6/15/2031
c
67,082
Crescent Energy Finance, LLC
44,000 9.250%,  2/15/2028
c
46,484
109,000 7.625%,  4/1/2032
c
109,407
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
79,000 8.625%,  3/15/2029
c
79,598
Diamond Foreign Asset Company/
Diamond Finance, LLC
27,000 8.500%,  10/1/2030
c
28,242
Diamondback Energy, Inc.
201,000 5.750%,  4/18/2054 191,886
DT Midstream, Inc.
55,000 4.125%,  6/15/2029
c
49,850
Enbridge, Inc.
215,000 5.250%,  4/5/2027 213,340
Enerflex, Ltd.
54,000 9.000%,  10/15/2027
c
55,297
Energy Transfer, LP
86,000 8.000%,  5/15/2054
a,e
88,563
177,000 4.000%,  10/1/2027 168,276
90,000 4.900%,  3/15/2035 82,384
125,000 5.150%,  2/1/2043 106,838
255,000 6.000%,  6/15/2048 241,853
Enterprise Products Operating,
LLC
200,000 3.300%,  2/15/2053 132,120
EQM Midstream Partners, LP
181,000 4.750%,  1/15/2031
c
165,386
EQT Corporation
111,000 6.125%,  2/1/2025 110,945
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 212,079
Genesis Energy LP/Genesis
Energy Finance Corporation
109,000 8.875%,  4/15/2030 112,793
Halliburton Company
175,000 4.850%,  11/15/2035 164,780
133,000 5.000%,  11/15/2045 119,042

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Energy (0.2%) - continued
Harvest Midstream I, LP
$ 82,000 7.500%,  9/1/2028
c
$ 82,225
53,332 7.500%,  5/15/2032
c,h
53,399
Hess Midstream Operations, LP
80,000 4.250%,  2/15/2030
c
72,199
Hilcorp Energy I, LP/Hilcorp
Finance Company
140,000 5.750%,  2/1/2029
c
134,488
36,000 6.000%,  4/15/2030
c
34,470
39,000 6.250%,  4/15/2032
c
37,656
Howard Midstream Energy
Partners, LLC
52,000 6.750%,  1/15/2027
c
51,302
ITT Holdings, LLC
70,000 6.500%,  8/1/2029
c
63,225
Kodiak Gas Services, LLC
44,000 7.250%,  2/15/2029
c
44,317
Laredo Petroleum, Inc.
113,000 7.750%,  7/31/2029
c
113,740
MEG Energy Corporation
86,000 5.875%,  2/1/2029
c
83,205
MPLX, LP
170,000 4.875%,  6/1/2025 168,396
265,000 4.950%,  9/1/2032 249,943
49,000 5.000%,  3/1/2033 46,082
Nabors Industries, Inc.
36,000 7.375%,  5/15/2027
c
35,678
91,000 9.125%,  1/31/2030
c
93,838
National Fuel Gas Company
242,000 5.500%,  1/15/2026 240,190
New Fortress Energy, Inc.
26,000 6.750%,  9/15/2025
c
25,681
29,000 8.750%,  3/15/2029
a,c
28,282
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
c
29,462
44,000 8.375%,  2/15/2032
c
44,711
Noble Finance II, LLC
35,000 8.000%,  4/15/2030
c
36,064
Northern Oil and Gas, Inc.
66,000 8.750%,  6/15/2031
c
69,426
NuStar Logistics, LP
71,000 6.375%,  10/1/2030 70,193
Occidental Petroleum Corporation
349,000 7.875%,  9/15/2031 387,421
ONEOK, Inc.
67,000 5.000%,  3/1/2026 66,265
Ovintiv, Inc.
230,000 5.375%,  1/1/2026 228,102
134,000 6.250%,  7/15/2033 135,066
PBF Holding Company, LLC/PBF
Finance Corporation
54,000 6.000%,  2/15/2028 52,666
Permian Resources Operating,
LLC
55,000 7.000%,  1/15/2032
c
56,068
Phillips 66 Company
126,000 4.950%,  12/1/2027 124,275
Prairie Acquiror, LP
58,000 9.000%,  8/1/2029
c
59,242
Principal
Amount Long-Term Fixed Income (9.1%) Value
Energy (0.2%) - continued
Precision Drilling Corporation
$ 65,000 6.875%,  1/15/2029
c
$ 64,326
Range Resources Corporation
53,000 4.750%,  2/15/2030
c
48,800
Rockcliff Energy II, LLC
70,000 5.500%,  10/15/2029
c
64,523
Rockies Express Pipeline, LLC
91,000 4.950%,  7/15/2029
c
83,659
SM Energy Company
65,000 6.500%,  7/15/2028 64,472
Southwestern Energy Company
46,000 4.750%,  2/1/2032 41,426
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
36,000 5.875%,  3/1/2027 35,468
Suncor Energy, Inc.
215,000 7.150%,  2/1/2032 234,237
Sunoco, LP
106,000 7.000%,  5/1/2029
c
107,652
Sunoco, LP/Sunoco Finance
Corporation
55,000 5.875%,  3/15/2028 53,673
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
122,000 5.500%,  1/15/2028
c
115,829
53,000 7.375%,  2/15/2029
c
53,058
Talos Production, Inc.
37,000 9.000%,  2/1/2029
c
39,037
Targa Resources Corporation
232,000 4.200%,  2/1/2033 204,783
Teine Energy, Ltd.
85,000 6.875%,  4/15/2029
c
82,584
Transocean, Inc.
77,400 8.750%,  2/15/2030
c
80,703
USA Compression Partners, LP/
USA Compression Finance
Corporation
61,000 7.125%,  3/15/2029
c
60,610
Valaris, Ltd.
66,000 8.375%,  4/30/2030
c
67,875
Venture Global Calcasieu Pass,
LLC
79,000 3.875%,  8/15/2029
c
69,799
45,000 4.125%,  8/15/2031
c
39,275
Venture Global LNG, Inc.
132,000 8.125%,  6/1/2028
c
134,966
134,000 8.375%,  6/1/2031
c
137,512
161,000 9.875%,  2/1/2032
c
171,804
Western Midstream Operating, LP
133,000 6.350%,  1/15/2029 135,792
66,000 6.150%,  4/1/2033 65,883
Williams Companies, Inc.
132,000 5.300%,  8/15/2052 119,011
250,000 7.500%,  1/15/2031 273,186
Total 10,259,217

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%)
Acrisure, LLC/Acrisure Finance,
Inc.
$ 25,000 4.250%,  2/15/2029
c
$ 22,396
AEGON Funding Company, LLC
214,000 5.500%,  4/16/2027
c
211,679
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
150,000 6.100%,  1/15/2027 151,170
200,000 3.875%,  1/23/2028 187,068
160,000 3.400%,  10/29/2033 130,267
Air Lease Corporation
306,000 3.000%,  2/1/2030 265,170
Aircastle, Ltd.
200,000 5.250%,  8/11/2025
c
197,495
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
36,000 4.250%,  10/15/2027
c
33,581
71,000 6.750%,  4/15/2028
c
70,925
36,000 7.000%,  1/15/2031
c
36,113
Ally Financial, Inc.
260,000 5.750%,  11/20/2025
a
257,878
260,000 8.000%,  11/1/2031 281,495
55,000 6.700%,  2/14/2033 53,954
American Express Company
69,000 5.098%,  2/16/2028
e
68,223
American Homes 4 Rent, LP
246,000 2.375%,  7/15/2031 194,925
American International Group, Inc.
273,000 5.125%,  3/27/2033 261,853
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
c
28,649
86,000 4.875%,  6/30/2029
c
78,181
Aon North America, Inc.
103,000 5.750%,  3/1/2054 99,573
Ares Capital Corporation
114,000 3.250%,  7/15/2025 109,933
225,000 3.875%,  1/15/2026 216,643
107,000 2.150%,  7/15/2026 98,253
116,000 5.875%,  3/1/2029 113,723
Arthur J. Gallagher & Company
33,000 6.750%,  2/15/2054 35,535
52,000 5.750%,  7/15/2054 49,395
Associated Banc-Corp
75,000 4.250%,  1/15/2025 73,681
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
c,e
240,092
Avolon Holdings Funding, Ltd.
25,000 4.250%,  4/15/2026
c
24,042
165,000 5.750%,  3/1/2029
c
162,334
Banco Santander Mexico SA
125,000 5.375%,  4/17/2025
c
124,188
Banco Santander SA
200,000 4.175%,  3/24/2028
e
190,282
Bank of America Corporation
238,000 5.080%,  1/20/2027
e
235,477
180,000 1.734%,  7/22/2027
e
165,139
170,000 3.824%,  1/20/2028
e
162,263
116,000 5.202%,  4/25/2029
e
114,205
180,000 2.087%,  6/14/2029
e
156,601
125,000 3.974%,  2/7/2030
e
116,186
Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
$ 300,000 2.496%,  2/13/2031
e
$ 252,476
400,000 1.922%,  10/24/2031
e
318,055
200,000 2.972%,  2/4/2033
e
165,112
398,000 4.571%,  4/27/2033
e
366,876
200,000 5.872%,  9/15/2034
e
200,364
81,000 5.468%,  1/23/2035
e
78,770
265,000 3.846%,  3/8/2037
e
228,227
Bank of Montreal
60,000 5.266%,  12/11/2026 59,659
Bank of New York Mellon
Corporation
134,000 6.317%,  10/25/2029
e
138,479
Bank of Nova Scotia
65,000 4.850%,  2/1/2030 62,944
Barclays plc
19,000 6.125%,  12/15/2025
e,i
18,264
200,000 6.496%,  9/13/2027
e
202,398
280,000 4.972%,  5/16/2029
e
270,151
200,000 5.746%,  8/9/2033
e
195,301
Belrose Funding Trust
280,000 2.330%,  8/15/2030
c
217,583
Berkshire Hathaway Finance
Corporation
265,000 2.850%,  10/15/2050 166,666
BlackRock Funding, Inc.
70,000 5.250%,  3/14/2054 66,076
Blackstone Private Credit Fund
213,000 2.700%,  1/15/2025 207,767
132,000 6.250%,  1/25/2031
a,c
129,895
Blue Owl Capital Corporation II
101,000 8.450%,  11/15/2026
c
103,044
Blue Owl Credit Income
Corporation
166,000 4.700%,  2/8/2027 156,875
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
c
86,302
Blue Owl Technology Finance
Corporation II
140,000 6.750%,  4/4/2029
c
134,903
BNP Paribas SA
333,000 3.132%,  1/20/2033
c,e
276,098
BPCE SA
350,000 3.500%,  10/23/2027
c
323,975
Bread Financial Holdings, Inc.
41,000 9.750%,  3/15/2029
c
42,638
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
23,000 4.500%,  4/1/2027
c
20,427
Burford Capital Global Finance,
LLC
84,000 9.250%,  7/1/2031
c
87,499
Camden Property Trust
163,000 3.150%,  7/1/2029 145,639
Canadian Imperial Bank of
Commerce
199,000 5.001%,  4/28/2028 195,009
Capital One Financial Corporation
275,000 4.200%,  10/29/2025 268,012
175,000 2.636%,  3/3/2026
e
170,058
48,000 5.700%,  2/1/2030
e
47,336

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
Castlelake Aviation Finance DAC
$ 57,000 5.000%,  4/15/2027
c
$ 54,856
Centene Corporation
484,000 2.625%,  8/1/2031 387,268
Charles Schwab Corporation
292,000 2.450%,  3/3/2027 268,967
136,000 6.136%,  8/24/2034
e
137,901
Chubb INA Holdings, LLC
125,000 4.350%,  11/3/2045 104,740
Citibank NA
250,000 5.438%,  4/30/2026 249,639
Citigroup, Inc.
95,000 0.981%,  5/1/2025
e
95,000
335,000 4.400%,  6/10/2025 329,890
168,000 3.200%,  10/21/2026 158,620
326,000 3.668%,  7/24/2028
e
307,182
126,000 4.125%,  7/25/2028 118,665
50,000 3.520%,  10/27/2028
e
46,649
83,000 5.174%,  2/13/2030
e
81,171
281,000 4.910%,  5/24/2033
e
263,719
169,000 6.174%,  5/25/2034
e
167,722
CNA Financial Corporation
100,000 5.125%,  2/15/2034 94,350
Comerica, Inc.
52,000 5.982%,  1/30/2030
e
50,497
Cooperatieve Rabobank UA
265,000 5.564%,  2/28/2029
c,e
262,631
Corebridge Financial, Inc.
100,000 4.350%,  4/5/2042 80,174
Credit Acceptance Corporation
66,000 9.250%,  12/15/2028
c
69,977
Credit Agricole SA
238,000 6.875%,  9/23/2024
c,e,i
237,116
Credit Suisse Group AG
225,000 7.250%,  N/A
c,j
24,750
Danske Bank AS
200,000 0.976%,  9/10/2025
c,e
196,187
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
e
154,165
300,000 3.729%,  1/14/2032
e
246,997
Discover Bank
290,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
e
281,529
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
c
36,118
Drawbridge Special Opportunities
Fund, LP
120,000 3.875%,  2/15/2026
c
113,144
Elevance Health, Inc.
110,000 3.125%,  5/15/2050 71,679
179,000 4.625%,  5/15/2042 154,844
Enact Holdings, Inc.
50,000 6.500%,  8/15/2025
c
49,955
EPR Properties
130,000 4.950%,  4/15/2028 122,174
Fairfax Financial Holdings, Ltd.
138,000 6.350%,  3/22/2054
c
136,427
Fifth Third Bancorp
104,000 6.339%,  7/27/2029
e
105,185
Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
First Horizon Bank
$ 170,000 5.750%,  5/1/2030
a
$ 156,901
FirstCash, Inc.
70,000 5.625%,  1/1/2030
c
65,963
First-Citizens Bank & Trust
Company
117,000 6.125%,  3/9/2028 118,838
Five Corners Funding Trust IV
132,000 5.997%,  2/15/2053
c
132,021
Fortress Transportation and
Infrastructure Investors, LLC
33,000 9.750%,  8/1/2027
c
34,069
8,000 5.500%,  5/1/2028
c
7,678
66,000 7.000%,  5/1/2031
c
66,357
Freedom Mortgage Corporation
33,000 7.625%,  5/1/2026
c
32,852
27,000 12.000%,  10/1/2028
c
28,897
Freedom Mortgage Holdings, LLC
29,000 9.250%,  2/1/2029
c
29,154
FS KKR Capital Corporation
250,000 3.400%,  1/15/2026 236,362
GGAM Finance, Ltd.
66,000 7.750%,  5/15/2026
c
67,048
37,000 8.000%,  6/15/2028
c
38,104
29,000 6.875%,  4/15/2029
c
28,973
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
107,000 3.750%,  12/15/2027
c
91,124
goeasy, Ltd.
54,000 9.250%,  12/1/2028
c
57,015
18,000 7.625%,  7/1/2029
c
17,996
Goldman Sachs Bank USA/New
York, NY
278,000 5.283%,  3/18/2027
e
276,167
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 86,337
Goldman Sachs Group, Inc.
203,000 1.948%,  10/21/2027
e
185,354
201,000 6.484%,  10/24/2029
e
207,400
80,000 1.992%,  1/27/2032
e
63,160
513,000 3.102%,  2/24/2033
e
426,788
Healthpeak OP, LLC
53,000 3.400%,  2/1/2025 52,004
Highwoods Realty, LP
133,000 7.650%,  2/1/2034 139,774
HSBC Holdings plc
225,000 2.999%,  3/10/2026
e
219,371
200,000 3.900%,  5/25/2026 193,361
200,000 5.402%,  8/11/2033
e
193,332
HSBC USA, Inc.
202,000 5.294%,  3/4/2027 201,313
HUB International, Ltd.
103,000 7.250%,  6/15/2030
c
104,511
Huntington Bancshares, Inc./OH
167,000 5.709%,  2/2/2035
e
160,103
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
51,000 6.375%,  12/15/2025 50,086
60,000 6.250%,  5/15/2026 58,354
75,000 5.250%,  5/15/2027 68,868

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
Intercontinental Exchange, Inc.
$ 100,000 4.950%,  6/15/2052 $ 89,556
Intesa Sanpaolo SPA
44,000 4.198%,  6/1/2032
c,e
36,064
Invitation Homes Operating
Partnership, LP
167,000 2.000%,  8/15/2031 129,069
J.P. Morgan Chase & Company
134,000 1.040%,  2/4/2027
e
123,513
276,000 1.578%,  4/22/2027
e
254,691
210,000 2.947%,  2/24/2028
e
195,471
375,000 4.203%,  7/23/2029
e
355,576
250,000 2.522%,  4/22/2031
e
210,997
300,000 1.953%,  2/4/2032
e
238,035
265,000 4.586%,  4/26/2033
e
246,614
198,000 4.912%,  7/25/2033
e
188,248
162,000 5.766%,  4/22/2035
e
162,108
Jane Street Group/JSG Finance,
Inc.
22,000 4.500%,  11/15/2029
c
20,010
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
27,000 5.000%,  8/15/2028
c
24,292
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
c
28,508
72,000 9.500%,  2/15/2029
c
73,257
KeyBank NA/Cleveland, OH
174,000 5.000%,  1/26/2033 156,034
KeyCorp
95,000 3.878%,  5/23/2025
e
94,431
Kilroy Realty, LP
67,000 4.250%,  8/15/2029 59,770
60,000 6.250%,  1/15/2036 56,354
Kite Realty Group, LP
49,000 5.500%,  3/1/2034 46,743
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
c
33,334
61,000 4.750%,  6/15/2029
c
54,440
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
c,e
18,204
Lloyds Banking Group plc
200,000 5.871%,  3/6/2029
e
200,317
Macquarie Airfinance Holdings,
Ltd.
123,000 6.400%,  3/26/2029
c
122,644
Manufacturers & Traders Trust
Company
198,000 4.700%,  1/27/2028 187,452
Marsh & McLennan Companies,
Inc.
50,000 5.450%,  3/15/2053 47,363
136,000 5.400%,  9/15/2033 135,556
Massachusetts Mutual Life
Insurance Company
325,000 3.200%,  12/1/2061
c
189,285
Metropolitan Life Global Funding I
150,000 5.050%,  1/8/2034
c
144,021
Mitsubishi UFJ Financial Group,
Inc.
200,000 5.422%,  2/22/2029
e
199,170
Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
$ 250,000 2.048%,  7/17/2030 $ 204,027
Molina Healthcare, Inc.
69,000 4.375%,  6/15/2028
c
63,995
Morgan Stanley
210,000 4.350%,  9/8/2026 204,280
276,000 3.591%,  7/22/2028
e
259,708
132,000 5.164%,  4/20/2029
e
129,843
290,000 3.622%,  4/1/2031
e
260,654
132,000 5.250%,  4/21/2034
e
126,660
114,000 5.831%,  4/19/2035
e
113,954
232,000 5.297%,  4/20/2037
e
217,285
MPT Operating Partnership, LP/
MPT Finance Corporation
29,000 5.250%,  8/1/2026
a
26,414
80,000 4.625%,  8/1/2029
a
59,865
Nasdaq, Inc.
225,000 3.250%,  4/28/2050 147,008
Nationstar Mortgage Holdings,
Inc.
66,000 6.000%,  1/15/2027
c
64,673
NatWest Group plc
200,000 4.445%,  5/8/2030
e
187,479
203,000 6.475%,  6/1/2034
e
203,852
Navient Corporation
21,000 5.000%,  3/15/2027 19,798
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
23,000 4.500%,  9/30/2028
c
19,619
New York Life Global Funding
196,000 4.550%,  1/28/2033
c
183,215
NNN REIT, Inc.
203,000 5.600%,  10/15/2033 199,161
Omega Healthcare Investors, Inc.
299,000 3.625%,  10/1/2029 261,243
225,000 3.375%,  2/1/2031 187,883
OneMain Finance Corporation
137,000 3.500%,  1/15/2027 126,041
152,000 3.875%,  9/15/2028 133,793
Panther Escrow Issuer, LLC
102,000 7.125%,  6/1/2031
c
102,529
Park Intermediate Holdings, LLC
106,000 4.875%,  5/15/2029
c
96,994
Pine Street Trust I
198,000 4.572%,  2/15/2029
c
184,710
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
e
68,464
265,000 4.626%,  6/6/2033
e
242,414
PRA Group, Inc.
18,000 7.375%,  9/1/2025
c
17,917
56,000 8.375%,  2/1/2028
c
54,627
Principal Life Global Funding II
176,000 1.250%,  8/16/2026
c
159,161
Prologis Targeted US Logistics
Fund, LP
136,000 5.250%,  4/1/2029
c
133,410
Prologis, LP
92,000 5.250%,  3/15/2054 83,978
Prudential Financial, Inc.
252,000 5.125%,  3/1/2052
e
232,478

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
Quicken Loans, LLC
$ 41,000 3.875%,  3/1/2031
c
$ 34,762
Realty Income Corporation
262,000 2.100%,  3/15/2028 230,823
Regency Centers, LP
196,000 4.125%,  3/15/2028 186,117
100,000 5.250%,  1/15/2034 95,611
RGA Global Funding
65,000 5.500%,  1/11/2031
c
63,947
RHP Hotel Properties, LP/RHP
Finance Corporation
18,000 4.750%,  10/15/2027 17,106
70,000 7.250%,  7/15/2028
c
71,085
RLJ Lodging Trust, LP
63,000 4.000%,  9/15/2029
c
54,640
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
120,000 3.625%,  3/1/2029
c
105,715
Santander Holdings USA, Inc.
66,000 6.499%,  3/9/2029
e
66,512
58,000 6.174%,  1/9/2030
e
57,773
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
e
328,202
Service Properties Trust
34,000 7.500%,  9/15/2025 34,251
18,000 5.250%,  2/15/2026 17,314
55,000 8.625%,  11/15/2031
c
57,763
Simon Property Group, LP
217,000 3.800%,  7/15/2050 155,583
SLM Corporation
40,000 4.200%,  10/29/2025 38,669
Societe Generale SA
138,000 4.750%,  11/24/2025
c
134,615
Sumitomo Mitsui Financial Group,
Inc.
126,000 3.010%,  10/19/2026 118,686
200,000 5.710%,  1/13/2030 201,157
125,000 1.710%,  1/12/2031 97,877
Synchrony Financial
37,000 7.250%,  2/2/2033 36,103
Synovus Bank
250,000 5.625%,  2/15/2028 238,762
Toronto-Dominion Bank
172,000 5.523%,  7/17/2028 172,566
Truist Financial Corporation
134,000 6.047%,  6/8/2027
e
134,710
94,000 5.125%,  12/15/2027
e,i
84,176
157,000 5.122%,  1/26/2034
e
146,289
86,000 5.711%,  1/24/2035
e
83,462
U.S. Bancorp
132,000 5.727%,  10/21/2026
e
131,955
204,000 5.775%,  6/12/2029
e
204,404
52,000 5.836%,  6/12/2034
e
51,399
92,000 5.678%,  1/23/2035
e
89,876
UBS Group AG
350,000 2.193%,  6/5/2026
c,e
335,773
200,000 6.246%,  9/22/2029
c,e
202,980
164,000 3.091%,  5/14/2032
c,e
135,799
200,000 5.699%,  2/8/2035
c,e
193,936
United Wholesale Mortgage, LLC
21,000 5.500%,  11/15/2025
c
20,657
Principal
Amount Long-Term Fixed Income (9.1%) Value
Financials (0.8%) - continued
$ 78,000 5.500%,  4/15/2029
c
$ 72,461
UnitedHealth Group, Inc.
132,000 5.875%,  2/15/2053 134,399
198,000 4.750%,  5/15/2052 172,251
Vornado Realty, LP
26,000 3.400%,  6/1/2031 20,196
Wells Fargo & Company
121,000 3.000%,  4/22/2026 115,426
168,000 3.000%,  10/23/2026 158,020
199,000 3.526%,  3/24/2028
e
187,789
142,000 5.707%,  4/22/2028
e
142,099
294,000 2.393%,  6/2/2028
e
267,290
139,000 5.574%,  7/25/2029
e
138,556
109,000 5.389%,  4/24/2034
e
105,041
323,000 4.900%,  11/17/2045 276,145
Willis North America, Inc.
265,000 4.650%,  6/15/2027 257,550
XHR, LP
33,000 6.375%,  8/15/2025
c
32,964
36,000 4.875%,  6/1/2029
c
32,859
Total 35,019,328
Foreign Government (<0.1%)
NBN Company, Ltd.
200,000 2.625%,  5/5/2031
c
166,670
Total 166,670
Mortgage-Backed Securities (2.9%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,924,837 2.000%,  1/1/2052 1,473,032
1,017,112 2.000%,  5/1/2051 778,393
3,379,958 2.500%,  5/1/2051 2,704,795
1,571,253 3.500%,  5/1/2052 1,355,710
2,300,179 4.000%,  5/1/2052 2,075,599
1,009,181 5.000%,  7/1/2053 962,892
475,629 5.500%,  7/1/2053 464,230
1,323,038 3.500%,  8/1/2052 1,148,855
1,131,307 5.000%,  8/1/2053 1,083,686
3,497,063 5.500%,  9/1/2053 3,418,344
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,086,525 2.500%,  7/1/2030 1,011,903
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 4.500%,  5/1/2039
h
1,450,232
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,318,898 3.000%,  12/1/2036 1,188,412
1,122,266 3.000%,  8/1/2038 1,018,793
1,696,221 3.500%,  5/1/2040 1,532,929
2,002,061 2.500%,  4/1/2042 1,675,116
511,311 2.000%,  5/1/2042 418,280
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,997,767 3.000%,  1/1/2052 3,330,980
700,636 2.000%,  2/1/2051 536,380

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Mortgage-Backed Securities (2.9%) - continued
$ 460,305 2.000%,  2/1/2051 $ 352,391
2,550,225 2.500%,  2/1/2051 2,022,954
2,199,560 2.500%,  2/1/2051 1,766,687
7,705,713 2.000%,  3/1/2051 5,845,279
978,670 2.000%,  3/1/2051 743,721
2,758,119 4.000%,  3/1/2051 2,516,119
4,142,826 3.000%,  3/1/2052 3,434,194
5,076,661 2.000%,  4/1/2051 3,858,987
2,486,363 3.000%,  4/1/2051 2,068,147
2,606,848 3.000%,  5/1/2050 2,188,532
844,699 2.000%,  5/1/2051 643,407
2,366,895 3.000%,  5/1/2051 1,997,333
1,565,236 3.000%,  6/1/2050 1,328,230
678,622 4.000%,  6/1/2052 608,223
782,613 5.000%,  6/1/2053 747,880
3,781,362 2.500%,  7/1/2051 3,037,056
1,034,964 3.500%,  7/1/2051 906,753
1,968,207 4.000%,  7/1/2052 1,764,142
1,314,564 3.500%,  8/1/2050 1,154,622
2,076,757 3.500%,  8/1/2052 1,792,087
4,044,788 4.500%,  8/1/2052 3,745,058
1,481,172 5.000%,  8/1/2053 1,415,437
555,404 2.500%,  9/1/2051 446,511
622,710 3.500%,  9/1/2052 541,902
1,344,397 3.500%,  9/1/2052 1,169,882
1,262,251 5.000%,  9/1/2052 1,199,007
2,064,412 4.500%,  9/1/2053 1,906,571
1,234,609 4.500%,  9/1/2053 1,146,791
3,855,404 4.000%,  10/1/2052 3,463,256
822,504 2.000%,  11/1/2051 627,364
807,904 3.500%,  11/1/2052 706,148
3,408,008 2.000%,  12/1/2050 2,604,337
5,322,587 2.500%,  12/1/2051 4,264,730
2,367,770 4.500%,  12/1/2052 2,199,517
6,000,000 5.500%,  5/1/2041
h
5,823,306
2,475,000 6.000%,  5/1/2041
h
2,451,990
2,750,000 3.000%,  5/1/2049
h
2,270,368
5,550,000 3.500%,  5/1/2049
h
4,783,205
4,800,000 4.000%,  5/1/2049
h
4,292,759
2,225,000 4.500%,  5/1/2049
h
2,050,147
7,775,000 5.000%,  5/1/2049
h
7,366,872
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,350,789 2.500%,  3/1/2062 3,382,339
932,080 3.500%,  7/1/2061 789,916
1,990,430 4.000%,  12/1/2061 1,758,632
Total 126,811,350
Technology (0.2%)
Advanced Micro Devices, Inc.
132,000 4.393%,  6/1/2052 109,757
Analog Devices, Inc.
425,000 2.950%,  10/1/2051 270,186
Apple, Inc.
232,000 2.650%,  2/8/2051 142,348
437,000 3.750%,  9/12/2047 338,284
Boost Newco Borrower, LLC
90,000 7.500%,  1/15/2031
c
92,888
Broadcom, Inc.
76,000 3.469%,  4/15/2034
c
62,968
266,000 3.137%,  11/15/2035
c
206,429
220,000 3.187%,  11/15/2036
c
168,695
Principal
Amount Long-Term Fixed Income (9.1%) Value
Technology (0.2%) - continued
$ 180,000 4.926%,  5/15/2037
c
$ 164,379
Central Parent, Inc./CDK Global,
Inc.
44,000 7.250%,  6/15/2029
c
44,482
Cisco Systems, Inc.
69,000 5.300%,  2/26/2054 66,394
70,000 4.950%,  2/26/2031 68,849
Clarivate Science Holdings
Corporation
39,000 3.875%,  7/1/2028
c
35,514
Cloud Software Group, Inc.
190,000 6.500%,  3/31/2029
c
180,206
Consensus Cloud Solutions, Inc.
18,000 6.000%,  10/15/2026
a,c
17,066
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
c
19,035
Dell International, LLC/EMC
Corporation
144,000 6.020%,  6/15/2026 144,836
Dell, Inc.
124,000 6.500%,  4/15/2038 129,262
Dye & Durham, Ltd.
54,000 8.625%,  4/15/2029
c
54,528
Fiserv, Inc.
66,000 2.250%,  6/1/2027 59,969
137,000 2.650%,  6/1/2030 116,595
136,000 5.350%,  3/15/2031 134,060
116,000 5.600%,  3/2/2033 114,928
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
c
3,011
44,000 7.125%,  9/30/2030
a,c
44,454
Global Payments, Inc.
142,000 5.950%,  8/15/2052 135,713
198,000 5.300%,  8/15/2029 193,468
II-VI, Inc.
32,000 5.000%,  12/15/2029
c
29,522
Intel Corporation
135,000 5.600%,  2/21/2054 127,036
Iron Mountain, Inc.
75,000 4.875%,  9/15/2027
c
71,574
101,000 4.875%,  9/15/2029
c
93,199
90,000 5.250%,  7/15/2030
c
83,532
96,000 4.500%,  2/15/2031
c
84,674
KLA Corporation
199,000 3.300%,  3/1/2050 136,329
Marvell Technology, Inc.
33,000 5.950%,  9/15/2033 33,196
Mastercard, Inc.
160,000 3.950%,  2/26/2048 127,865
Microchip Technology, Inc.
28,000 5.050%,  3/15/2029 27,520
Micron Technology, Inc.
72,000 5.300%,  1/15/2031 70,650
Microsoft Corporation
95,000 3.041%,  3/17/2062 60,627
228,000 2.500%,  9/15/2050
c
136,896
200,000 3.700%,  8/8/2046 158,563
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
c
30,827
NCR Voyix Corporation
100,000 5.125%,  4/15/2029
c
91,891

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Technology (0.2%) - continued
Neptune Bidco US, Inc.
$ 74,000 9.290%,  4/15/2029
c
$ 69,847
Newfold Digital Holdings Group,
Inc.
22,000 11.750%,  10/15/2028
c
23,633
NXP BV/NXP Funding, LLC
75,000 5.550%,  12/1/2028 74,856
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
84,000 4.300%,  6/18/2029 79,295
180,000 3.250%,  5/11/2041 126,910
Open Text Corporation
72,000 3.875%,  12/1/2029
c
63,015
105,000 4.125%,  2/15/2030
c
92,220
Oracle Corporation
132,000 6.900%,  11/9/2052 143,311
161,000 6.150%,  11/9/2029 166,038
250,000 3.850%,  7/15/2036 204,810
380,000 4.000%,  7/15/2046 281,525
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
a,c
16,223
PTC, Inc.
88,000 3.625%,  2/15/2025
c
86,190
40,000 4.000%,  2/15/2028
c
37,057
RingCentral, Inc.
67,000 8.500%,  8/15/2030
c
68,173
Rocket Software, Inc.
44,000 9.000%,  11/28/2028
c,h
44,167
Roper Technologies, Inc.
173,000 1.750%,  2/15/2031 135,819
S&P Global, Inc.
33,000 5.250%,  9/15/2033
c
32,703
Seagate HDD Cayman
39,000 8.500%,  7/15/2031
c
41,641
77,685 9.625%,  12/1/2032 87,143
Sensata Technologies, Inc.
77,000 3.750%,  2/15/2031
c
65,071
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
c
28,885
SS&C Technologies, Inc.
104,000 5.500%,  9/30/2027
c
101,090
Texas Instruments, Inc.
133,000 5.050%,  5/18/2063 120,484
UKG, Inc.
72,000 6.875%,  2/1/2031
c
72,137
Viavi Solutions, Inc.
66,000 3.750%,  10/1/2029
c
55,421
Visa, Inc.
225,000 2.700%,  4/15/2040 159,443
VMware, LLC
121,000 4.650%,  5/15/2027 117,631
180,000 2.200%,  8/15/2031 142,301
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
c
8,745
104,000 5.500%,  8/15/2028
c
90,242
Total 7,318,231
Principal
Amount Long-Term Fixed Income (9.1%) Value
Transportation (0.1%)
Air Canada
$ 36,000 3.875%,  8/15/2026
c
$ 34,151
American Airlines Group, Inc.
23,000 3.750%,  3/1/2025
c
22,378
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
194,667 5.500%,  4/20/2026
c
192,408
35,534 5.750%,  4/20/2029
c
34,316
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
43,000 5.375%,  3/1/2029
c
38,248
Burlington Northern Santa Fe, LLC
199,000 2.875%,  6/15/2052 122,505
140,000 5.750%,  5/1/2040 141,445
100,000 4.450%,  3/15/2043 85,361
Canadian Pacific Railway
Company
132,000 4.700%,  5/1/2048 111,019
CSX Corporation
170,000 3.800%,  4/15/2050 126,305
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
284,000 4.750%,  10/20/2028
c
274,935
ERAC USA Finance, LLC
132,000 5.400%,  5/1/2053
c
124,097
Hawaiian Brand Intellectual
Property, Ltd.
57,000 5.750%,  1/20/2026
c
53,460
Hertz Corporation
24,000 5.000%,  12/1/2029
a,c
16,481
Mileage Plus Holdings, LLC
215,800 6.500%,  6/20/2027
c
216,165
Penske Truck Leasing Company,
LP/PTL Finance Corporation
148,000 5.750%,  5/24/2026
c
148,045
Rand Parent, LLC
69,000 8.500%,  2/15/2030
a,c
68,235
RXO, Inc.
80,000 7.500%,  11/15/2027
c
81,047
Southwest Airlines Company
206,000 2.625%,  2/10/2030 174,817
Stena International SA
58,000 7.250%,  1/15/2031
c
58,047
Union Pacific Corporation
265,000 2.973%,  9/16/2062 153,966
United Airlines, Inc.
74,000 4.375%,  4/15/2026
c
71,179
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
c
17,786
87,000 6.375%,  2/1/2030
a,c
67,323
Total 2,433,719
U.S. Government & Agencies (3.0%)
U.S. Treasury Bonds
1,029,000 3.625%,  5/15/2053 841,047
300,000 1.625%,  11/15/2050 156,773
1,500,000 4.750%,  11/15/2053 1,492,266
1,510,000 5.250%,  11/15/2028 1,539,964
1,175,000 4.375%,  5/15/2040 1,119,922
6,780,000 3.000%,  5/15/2042 5,236,755

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
U.S. Government & Agencies (3.0%) -
continued
$ 351,000 3.375%,  5/15/2044 $ 282,171
12,618,000 2.500%,  5/15/2046 8,531,444
10,050,000 2.875%,  5/15/2049 7,141,389
U.S. Treasury Notes
4,360,000 2.125%,  11/30/2024 4,278,889
700,000 1.375%,  1/31/2025 679,868
9,100,000 3.875%,  3/31/2025 8,988,472
17,550,000 2.875%,  5/31/2025 17,114,678
250,000 0.250%,  8/31/2025 234,268
1,600,000 4.250%,  12/31/2025 1,577,562
5,715,000 2.625%,  1/31/2026 5,479,256
3,990,000 0.500%,  2/28/2026 3,672,982
20,870,000 2.500%,  2/28/2026 19,934,926
2,100,000 4.625%,  2/28/2026 2,083,758
4,800,000 4.500%,  3/31/2026 4,751,812
5,000,000 0.500%,  4/30/2027 4,396,484
4,485,000 2.250%,  11/15/2027 4,112,009
5,600,000 3.875%,  12/31/2027 5,422,813
5,100,000 3.500%,  1/31/2028 4,870,699
3,000,000 3.625%,  3/31/2028 2,875,078
7,300,000 2.875%,  5/15/2028 6,792,422
1,600,000 3.750%,  12/31/2028 1,533,875
4,680,000 1.375%,  11/15/2031 3,701,953
1,175,000 4.125%,  11/15/2032 1,128,184
3,200,000 4.500%,  11/15/2033 3,153,000
Total 133,124,719
Utilities (0.2%)
AES Corporation
265,000 3.950%,  7/15/2030
c
236,358
Ameren Illinois Company
150,000 4.500%,  3/15/2049 124,895
American Electric Power
Company, Inc.
135,000 5.200%,  1/15/2029 132,834
116,000 5.625%,  3/1/2033 113,389
American Water Capital
Corporation
135,000 5.450%,  3/1/2054 127,326
Appalachian Power Company
92,000 3.300%,  6/1/2027 85,826
Atmos Energy Corporation
100,000 5.900%,  11/15/2033 102,621
Berkshire Hathaway Energy
Company
155,000 4.500%,  2/1/2045 131,286
Calpine Corporation
75,000 4.500%,  2/15/2028
c
70,040
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 199,809
CenterPoint Energy, Inc.
73,000 4.250%,  11/1/2028 68,415
Commonwealth Edison Company
125,000 3.700%,  3/1/2045 92,835
Consolidated Edison Company of
New York, Inc.
63,000 4.500%,  12/1/2045 52,392
175,000 4.125%,  5/15/2049 135,215
Constellation Energy Generation,
LLC
67,000 6.125%,  1/15/2034 68,559
Principal
Amount Long-Term Fixed Income (9.1%) Value
Utilities (0.2%) - continued
Consumers Energy Company
$ 221,000 4.350%,  4/15/2049 $ 182,173
DTE Electric Company
95,000 3.700%,  3/15/2045 71,625
135,000 3.700%,  6/1/2046 99,555
Duke Energy Carolinas, LLC
250,000 3.700%,  12/1/2047 179,467
Duke Energy Indiana, LLC
170,000 3.750%,  5/15/2046 124,880
Edison International
187,000 5.750%,  6/15/2027 186,995
Eversource Energy
166,000 4.750%,  5/15/2026 162,954
Exelon Corporation
190,000 4.700%,  4/15/2050 158,008
376,000 4.450%,  4/15/2046 304,371
FirstEnergy Corporation
165,000 5.100%,  7/15/2047 137,216
Georgia Power Company
113,000 4.950%,  5/17/2033 107,577
68,000 5.250%,  3/15/2034 66,154
ITC Holdings Corporation
84,000 5.300%,  7/1/2043 75,803
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
c
121,830
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 154,903
National Rural Utilities Cooperative
Finance Corporation
83,000 3.700%,  3/15/2029 77,074
NextEra Energy Capital Holdings,
Inc.
141,000 5.749%,  9/1/2025 141,090
NextEra Energy Operating
Partners, LP
133,000 3.875%,  10/15/2026
c
124,422
NiSource Finance Corporation
245,000 5.650%,  2/1/2045 229,449
NRG Energy, Inc.
28,000 3.375%,  2/15/2029
c
24,555
198,000 4.450%,  6/15/2029
c
183,758
35,000 5.250%,  6/15/2029
c
33,103
Pacific Gas and Electric Company
135,000 3.300%,  12/1/2027 124,007
137,000 5.550%,  5/15/2029 135,492
114,000 4.550%,  7/1/2030 105,812
135,000 6.950%,  3/15/2034 142,672
70,000 5.800%,  5/15/2034 68,348
PG&E Corporation
86,000 5.000%,  7/1/2028 81,943
PPL Electric Utilities Corporation
138,000 3.950%,  6/1/2047 106,207
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 136,308
Public Service Enterprise Group,
Inc.
133,000 5.875%,  10/15/2028 134,286
San Diego Gas & Electric
Company
330,000 4.150%,  5/15/2048 259,686

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (9.1%) Value
Utilities (0.2%) - continued
Southern California Edison
Company
$ 185,000 4.000%,  4/1/2047 $ 138,460
Southern Company
265,000 5.113%,  8/1/2027 261,151
Southern Company Gas Capital
Corporation
155,000 4.400%,  5/30/2047 123,008
Southwestern Electric Power
Company
105,000 3.900%,  4/1/2045 75,825
Talen Energy Supply, LLC
64,000 8.625%,  6/1/2030
c
67,714
TerraForm Power Operating, LLC
125,000 5.000%,  1/31/2028
c
116,646
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 44,520
191,000 4.600%,  12/1/2048 157,865
Vistra Corporation
35,000 7.000%,  12/15/2026
c,e,i
34,572
Vistra Operations Company, LLC
185,000 5.125%,  5/13/2025
c
182,226
220,000 5.000%,  7/31/2027
c
209,380
Xcel Energy, Inc.
103,000 4.600%,  6/1/2032 94,507
Total 7,489,397
Total Long-Term Fixed Income
(cost $435,526,767) 399,969,310
Shares Private Equity Funds ( 0.4% ) Value
Secondary (0.4%)
1 ASF IX, LP
*,b,k
3,349,025
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,b,k
823,532
1 LCP X (Offshore), LP
*,b,k
14,174,052
Total 18,346,609
Total Private Equity Funds
(cost $14,112,524) 18,346,609
Shares
Collateral Held for Securities
Loaned ( 0.1% ) Value
5,742,132 Thrivent Cash Management Trust 5,742,132
Total Collateral Held for
Securities Loaned
(cost $5,742,132) 5,742,132
Shares or
Principal
Amount Short-Term Investments ( 16.3% ) Value
Federal Home Loan Bank Discount
Notes
400,000 5.232%, 5/8/2024
l,m
$ 399,531
400,000 5.225%, 5/15/2024
l,m
399,121
1,900,000 5.210%, 5/21/2024
l,m
1,894,154
2,100,000 5.240%, 5/22/2024
l,m
2,093,230
100,000 5.250%, 5/29/2024
l,m
99,575
2,300,000 5.230%, 6/7/2024
l,m
2,287,194
6,700,000 5.223%, 6/20/2024
l,m
6,649,931
8,300,000 5.225%, 6/26/2024
l,m
8,230,678
13,700,000 5.234%, 7/10/2024
l,m
13,559,364
400,000 5.250%, 7/17/2024
l,m
395,489
2,600,000 5.260%, 7/24/2024
l,m
2,568,047
Thrivent Core Short-Term Reserve
Fund
67,679,656 5.580% 676,796,564
U.S. Treasury Bills
400,000 5.243%, 7/11/2024
l,n
395,850
Total Short-Term Investments
(cost $715,640,199) 715,768,728
Total Investments (cost
$3,707,148,657) 100.8% $4,430,248,512
Other Assets and Liabilities, Net
(0.8%) (34,340,922)
Total Net Assets 100.0% $4,395,907,590
a All or a portion of the security is on loan.
b Non-income producing security.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $55,189,947 or 1.3% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
e Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g All or a portion of the security is insured or guaranteed.
h Denotes investments purchased on a when-issued or
delayed-delivery basis.
i Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
j Defaulted security.  Interest is not being accrued.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n At April 30, 2024, $229,593 of investments were segregated to cover exposure to a counterparty for margin on open
mortgage-backed security transactions.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Aggressive Allocation Fund as of April 30, 2024
was $18,346,609 or 0.42% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 2,357,788
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 560,000
LCP X (Offshore), LP  10/25/2023 11,194,736
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Aggressive
Allocation Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,424,577
Common Stock 3,054,219
Total lending $5,478,796
Gross amount payable upon return of
collateral for securities loaned $5,742,132
Net amounts due to counterparty $263,336
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $823,984,979
Gross unrealized depreciation (119,765,249)
Net unrealized appreciation (depreciation) $704,219,730
Cost for federal income tax purposes $3,718,094,870

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Moderately Aggressive Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Registered Investment Companies
U.S. Affiliated 1,795,633,036 1,795,633,036 – –
U.S. Unaffiliated 27,695,664 27,695,664 – –
Common Stock
Communications Services 60,903,264 60,898,621 4,643 –
Consumer Discretionary 115,161,407 115,161,407 – –
Consumer Staples 51,492,911 51,492,911 – –
Energy 52,331,397 52,331,397 – –
Financials 180,488,225 180,488,225 – –
Health Care 134,878,590 134,878,590 – –
Industrials 171,088,278 167,197,596 3,890,682 –
Information Technology 238,757,157 235,227,850 3,529,307 –
Materials 41,302,446 40,315,736 986,710 –
Real Estate 47,220,096 47,220,096 – –
Utilities 30,132,557 30,132,557 – –
Long-Term Fixed Income
Asset-Backed Securities 8,355,995 – 8,355,995 –
Basic Materials 3,083,020 – 3,083,020 –
Capital Goods 6,547,904 – 6,547,904 –
Collateralized Mortgage Obligations 15,076,111 – 15,076,111 –
Commercial Mortgage-Backed Securities 9,507,692 – 9,507,692 –
Communications Services 10,150,939 – 10,150,939 –
Consumer Cyclical 11,910,116 – 11,910,116 –
Consumer Non-Cyclical 12,714,902 – 12,714,902 –
Energy 10,259,217 – 10,259,217 –
Financials 35,019,328 – 35,019,328 –
Foreign Government 166,670 – 166,670 –
Mortgage-Backed Securities 126,811,350 – 126,811,350 –
Technology 7,318,231 – 7,318,231 –
Transportation 2,433,719 – 2,433,719 –
U.S. Government & Agencies 133,124,719 – 133,124,719 –
Utilities 7,489,397 – 7,489,397 –
Private Equity Funds
Secondary 18,346,609 – – 18,346,609
Short-Term Investments 38,972,164 – 38,972,164 –
Subtotal Investments in Securities $3,404,373,111 $2,938,673,686 $447,352,816 $18,346,609
Other Investments  * Total
Affiliated Short-Term Investments 676,796,564
U.S. Affiliated Registered Investment Cos. 343,336,705
Collateral Held for Securities Loaned 5,742,132
Subtotal Other Investments $1,025,875,401
Total Investments at Value $4,430,248,512
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Moderately Aggressive Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 23,335,809 22,878,547 457,262 –
Total Asset Derivatives $23,335,809 $22,878,547 $457,262 $–
Liability Derivatives
Futures Contracts 31,269,721 31,269,721 – –
Total Liability Derivatives $31,269,721 $31,269,721 $– $–

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table presents Moderately Aggressive Allocation Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$36,195,303 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 244 June 2024 $ 26,960,021 ( $ 745,270)
CBOT 2-Yr. U.S. Treasury Note 448 June 2024 91,688,503 (898,503)
CBOT 5-Yr. U.S. Treasury Note 465 June 2024 49,715,111 (1,009,993)
CBOT U.S. Long Bond 129 June 2024 15,378,966 (697,153)
CME E-mini Russell 2000 Index 29 June 2024 3,035,957 (156,837)
CME E-mini S&P 500 Index 2,889 June 2024 755,732,594 (23,804,444)
CME E-mini S&P Mid-Cap 400 Index 3 June 2024 894,721 (31,561)
CME Ultra Long Term U.S. Treasury Bond 176 June 2024 22,476,326 (1,433,326)
ICE mini MSCI EAFE Index 443 June 2024 52,149,799 (1,924,674)
ICE US mini MSCI Emerging Markets Index 266 June 2024 13,989,963 (131,363)
Ultra 10-Yr. U.S. Treasury Note 111 June 2024 12,670,878 (436,597)
Total Futures Long Contracts $ 1,044,692,839 ( $ 31,269,721)
CME E-mini Russell 2000 Index (1,408) June 2024 ( $ 148,631,390) $ 8,845,150
CME E-mini S&P Mid-Cap 400 Index (1,049) June 2024 (314,715,671) 12,897,391
CME Euro Foreign Exchange Currency (303) June 2024 (41,642,099) 1,121,530
Eurex Euro STOXX 50 Index (777) June 2024 (40,914,697) 457,262
Ultra 10-Yr. U.S. Treasury Note (3) June 2024 (345,132) 14,476
Total Futures Short Contracts ( $ 546,248,989) $23,335,809
Total Futures Contracts $ 498,443,850 ($7,933,912)
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Moderately Aggressive
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 1,121,530
Total Foreign Exchange Contracts 1,121,530
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 22,199,803
Total Equity Contracts 22,199,803
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 14,476
Total Interest Rate Contracts 14,476
Total Asset Derivatives $23,335,809
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 26,048,879
Total Equity Contracts 26,048,879
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 5,220,842
Total Interest Rate Contracts 5,220,842
Total Liability Derivatives $31,269,721
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (1,283,380)
Total Interest Rate Contracts (1,283,380)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 36,702,163
Total Equity Contracts 36,702,163
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (537,707)
Total Foreign Exchange Contracts (537,707)
Total $34,881,076
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Moderately Aggressive Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 634,382
Total Foreign Exchange Contracts 634,382
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 4,027,017
Total Equity Contracts 4,027,017
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 706,214
Total Interest Rate Contracts 706,214
Total $5,367,613
The following table presents Moderately Aggressive Allocation Fund's average volume of derivative activity during the period ended April 30,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $790,196,404
Futures - Short (460,687,627)
Interest Rate Contracts
Futures - Long 164,889,019
Futures - Short (92,801)
Foreign Exchange Contracts
Futures - Short (38,832,981)

Moderately Aggressive Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Aggressive
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,392 $1,030 $1,843 $34,243 4,351 0.8%
Core Emerging Markets Equity 58,290 2,097 – 67,539 7,455 1.5
Core International Equity 68,886 36,704 – 114,568 11,177 2.6
Core Low Volatility Equity 65,683 5,718 68,100 3,055 287 0.1
Core Mid Cap Value 49,155 1,031 – 57,805 5,423 1.3
Core Small Cap Value 54,964 1,018 – 66,127 6,560 1.5
Global Stock, Class S 172,211 10,842 – 205,319 7,540 4.7
High Yield, Class S 22,778 739 286 24,205 5,889 0.5
Income, Class S 64,051 1,669 49 68,991 8,789 1.6
International Allocation, Class S 239,607 8,164 – 278,160 26,901 6.3
Large Cap Growth, Class S 353,699 11,918 – 440,269 23,160 10.1
Large Cap Value, Class S 325,897 12,553 – 387,301 13,300 8.8
Limited Maturity Bond, Class S 38,497 784 42 40,082 3,304 0.9
Mid Cap Stock, Class S 227,754 3,898 – 277,679 7,811 6.3
Small Cap Stock, Class S 60,731 333 – 73,628 2,470 1.7
Total U.S. Affiliated Registered Investment
Companies 1,834,595 2,138,971 48.7
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 498,724 618,844 440,771 676,797 67,680 15.4
Total Affiliated Short-Term Investments 498,724 676,797 15.4
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,765 90,601 89,624 5,742 5,742 0.1
Total Collateral Held for Securities Loaned 4,765 5,742 0.1
Total Value $2,338,084 $2,821,510
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($506) $3,170 $– $1,030
Core Emerging Markets Equity – 7,152 – 2,098
Core International Equity – 8,978 – 2,705
Core Low Volatility Equity Fund 6,169 (6,415) 4,189 1,529
Core Mid Cap Value – 7,619 230 802
Core Small Cap Value – 10,145 – 1,018
Global Stock, Class S – 22,266 6,988 3,853
High Yield, Class S (55) 1,029 – 739
Income, Class S (15) 3,335 – 1,494
International Allocation, Class S – 30,389 – 8,164
Large Cap Growth, Class S – 74,652 11,918 –
Large Cap Value, Class S – 48,851 6,425 6,128
Limited Maturity Bond, Class S (2) 845 – 705
Mid Cap Stock, Class S – 46,027 2,718 1,180
Small Cap Stock, Class S – 12,564 – 333
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 17,383
Total Income/Non Cash Income from Affiliated Investments $49,161
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 14
Total Affiliated Income from Securities Loaned, Net $14
Total $5,591 $270,607 $32,468

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies ( 41.3% ) Value
U.S. Affiliated  (40.5%)
4,314,113 Thrivent Core Emerging Markets
Debt Fund $ 33,952,067
905,202 Thrivent Core Emerging Markets
Equity Fund 8,201,130
1,488,257 Thrivent Core International Equity
Fund 15,254,637
57,355 Thrivent Core Low Volatility Equity
Fund 609,679
792,562 Thrivent Core Mid Cap Value Fund 8,448,711
665,877 Thrivent Core Small Cap Value
Fund 6,712,037
76,559 Thrivent Global Stock Fund, Class
S 2,084,696
5,886,027 Thrivent High Yield Fund, Class S 24,191,570
8,987,982 Thrivent Income Fund, Class S 70,555,660
2,348,635 Thrivent International Allocation
Fund, Class S 24,284,887
3,242,058 Thrivent Large Cap Growth Fund,
Class S 61,631,523
3,555,854 Thrivent Large Cap Value Fund,
Class S 103,546,461
3,350,911 Thrivent Limited Maturity Bond
Fund, Class S 40,646,546
828,836 Thrivent Mid Cap Stock Fund,
Class S 29,465,120
265,427 Thrivent Small Cap Stock Fund,
Class S 7,912,369
Total 437,497,093
U.S. Unaffiliated  (0.8%)
932 Communication Services Select
Sector SPDR Fund 72,566
2,186 Invesco QQQ Trust Series 1 928,154
352 iShares Biotechnology ETF 44,676
46,653 iShares Broad USD High Yield
Corporate Bond ETF
a
1,676,709
10,926 SPDR Bloomberg High Yield Bond
ETF
a
1,020,816
9,562 SPDR S&P 500 ETF Trust 4,799,933
1,326 SPDR S&P Biotech ETF 112,206
343 SPDR S&P Oil & Gas Exploration
ETF 51,940
Total 8,707,000
Total Registered Investment
Companies (cost $348,649,807) 446,204,093
Principal
Amount Long-Term Fixed Income ( 37.0% ) Value
Asset-Backed Securities (0.8%)
510 Asset Backed Trust
$ 450,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
b,c
416,613
720 East CLO, Ltd.
600,000
8.575%,  (TSFR3M +
3.250%), 1/20/2036, Ser.
2022-1A, Class B
b,d
605,503
175,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
b,d
176,608
Principal
Amount Long-Term Fixed Income (37.0%) Value
Asset-Backed Securities (0.8%) - continued
Access Group, Inc.
$ 37,686
5.945%,  (SOFR30A +
0.614%), 2/25/2036, Ser.
2013-1, Class A
b,d
$ 37,231
AMSR Trust
500,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
b
429,508
325,000
2.517%,  12/17/2038, Ser.
2021-SFR4, Class C
b
293,097
Ares XL CLO, Ltd.
450,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
b,d
448,258
Avis Budget Rental Car Funding
AESOP, LLC
144,000
5.360%,  6/20/2030, Ser.
2024-1A, Class A
b
141,607
CarVal CLO I, Ltd.
400,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
b,d
399,986
CMFT Net Lease Master Issuer,
LLC
311,254
2.090%,  7/20/2051, Ser.
2021-1, Class A1
b
262,542
Commonbond Student Loan Trust
19,879
5.931%,  (TSFR1M +
0.614%), 2/25/2044, Ser.
2018-AGS, Class A2
b,d
19,542
Dryden 36 Senior Loan Fund
375,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
b,d
375,021
Foundation Finance Trust
146,185
1.270%,  5/15/2041, Ser.
2021-1A, Class A
b
131,636
FRTKL Trust
575,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
b
516,777
GSAA Home Equity Trust
886,348
4.478%,  8/25/2034, Ser.
2004-10, Class M2
d
769,811
Home Partners of America Trust
576,757
2.302%,  12/17/2026, Ser.
2021-2, Class B
b
523,785
467,256
2.078%,  9/17/2041, Ser.
2021-1, Class C
b
384,976
Laurel Road Prime Student Loan
Trust
165,912
5.920%,  11/25/2043, Ser.
2018-D, Class A
b,d
152,275
National Collegiate Trust
85,555
5.726%,  (LIBOR 1M +
0.295%), 5/25/2031, Ser.
2007-A, Class A
b,d
83,397
Oak Street Investment
369,860
1.850%,  11/20/2050, Ser.
2020-1A, Class A1
b
342,857
Pretium Mortgage Credit Partners,
LLC
125,526
5.240%,  9/27/2060, Ser.
2021-NPL1, Class A1
b,c
123,530

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Asset-Backed Securities (0.8%) - continued
Unlock HEA Trust
$ 349,312
7.000%,  4/25/2039, Ser.
2024-1, Class A
b
$ 337,080
VCAT Asset Securitization, LLC
229,561
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
b,c
229,169
Vericrest Opportunity Loan
Transferee
155,934
4.893%,  2/27/2051, Ser.
2021-NPL2, Class A1
b,c
151,828
201,653
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
b,c
176,026
122,661
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
b,c
119,636
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
b,c
203,080
Wind River CLO, Ltd.
275,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
b,d
275,068
Total 8,126,447
Basic Materials (0.3%)
Anglo American Capital plc
200,000 3.875%,  3/16/2029
b
184,720
ATI, Inc.
69,000 7.250%,  8/15/2030 70,585
Cascades, Inc./Cascades USA,
Inc.
90,000 5.125%,  1/15/2026
b
87,150
Chemours Company
152,000 5.750%,  11/15/2028
b
139,593
Cleveland-Cliffs, Inc.
80,000 5.875%,  6/1/2027 79,142
80,000 4.625%,  3/1/2029
a,b
74,029
Consolidated Energy Finance SA
207,000 5.625%,  10/15/2028
b
174,917
First Quantum Minerals, Ltd.
43,000 6.875%,  10/15/2027
b
41,361
FMC Corporation
135,000 5.150%,  5/18/2026 133,333
Glencore Funding, LLC
136,000 3.375%,  9/23/2051
b
86,730
193,000 4.000%,  3/27/2027
b
184,399
135,000 6.125%,  10/6/2028
b
136,706
Hecla Mining Company
55,000 7.250%,  2/15/2028 54,768
Hudbay Minerals, Inc.
109,000 4.500%,  4/1/2026
b
105,419
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
41,000 9.000%,  7/1/2028
b
40,141
INEOS Finance plc
69,000 7.500%,  4/15/2029
b
69,321
International Flavors & Fragrances,
Inc.
143,000 1.230%,  10/1/2025
b
133,857
Mercer International, Inc.
41,000 5.125%,  2/1/2029 35,809
Methanex Corporation
54,000 4.250%,  12/1/2024 53,244
Principal
Amount Long-Term Fixed Income (37.0%) Value
Basic Materials (0.3%) - continued
$ 52,000 5.125%,  10/15/2027 $ 50,012
35,000 5.250%,  12/15/2029 33,178
Mineral Resources, Ltd.
21,000 9.250%,  10/1/2028
b
22,015
Mosaic Company
128,000 5.375%,  11/15/2028 126,925
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
50,000 5.350%,  3/15/2034
b
48,772
Novelis Corporation
45,000 3.250%,  11/15/2026
b
42,073
50,000 4.750%,  1/30/2030
b
45,751
45,000 3.875%,  8/15/2031
b
38,107
Nutrien, Ltd.
68,000 4.900%,  3/27/2028 66,549
OCI NV
76,000 4.625%,  10/15/2025
b
74,066
Olin Corporation
54,000 5.125%,  9/15/2027 52,132
SCIL IV, LLC/SCIL USA Holdings,
LLC
72,000 5.375%,  11/1/2026
b
69,104
Smurfit Kappa Treasury, ULC
133,000 5.777%,  4/3/2054
b
127,191
SNF Group SACA
105,000 3.375%,  3/15/2030
b
90,288
SunCoke Energy, Inc.
100,000 4.875%,  6/30/2029
b
88,298
Taseko Mines, Ltd.
72,000 8.250%,  5/1/2030
b
73,150
Tronox, Inc.
36,000 4.625%,  3/15/2029
b
32,115
United States Steel Corporation
110,000 6.875%,  3/1/2029
a
110,144
Total 3,075,094
Capital Goods (0.6%)
AAR Escrow Issuer, LLC
86,000 6.750%,  3/15/2029
b
86,464
Advanced Drainage Systems, Inc.
90,000 6.375%,  6/15/2030
b
89,473
AECOM
71,000 5.125%,  3/15/2027 68,977
Amsted Industries, Inc.
75,000 5.625%,  7/1/2027
b
72,914
15,000 4.625%,  5/15/2030
b
13,488
BAE Systems plc
200,000 5.250%,  3/26/2031
b
195,927
Boeing Company
303,000 5.930%,  5/1/2060 264,848
156,000 5.040%,  5/1/2027 151,376
81,000 6.259%,  5/1/2027
b
81,256
90,000 6.388%,  5/1/2031
b
90,404
325,000 5.705%,  5/1/2040 295,067
Bombardier, Inc.
86,000 7.875%,  4/15/2027
b
85,464
85,000 6.000%,  2/15/2028
b
82,891
Brand Industrial Services, Inc.
81,000 10.375%,  8/1/2030
b
86,921

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Capital Goods (0.6%) - continued
Builders FirstSource, Inc.
$ 70,000 5.000%,  3/1/2030
b
$ 65,544
Camelot Return Merger Sub, Inc.
35,000 8.750%,  8/1/2028
b
34,409
Canpack SA/Canpack US, LLC
145,000 3.875%,  11/15/2029
b
127,063
Carrier Global Corporation
154,000 2.700%,  2/15/2031 129,823
Chart Industries, Inc.
103,000 7.500%,  1/1/2030
b
105,349
Clean Harbors, Inc.
70,000 6.375%,  2/1/2031
b
69,349
Clydesdale Acquisition Holdings,
Inc.
14,000 6.625%,  4/15/2029
b
13,965
CNH Industrial NV
110,000 3.850%,  11/15/2027 104,757
Covanta Holding Corporation
44,000 4.875%,  12/1/2029
b
38,571
Crown Cork & Seal Company, Inc.
88,000 7.375%,  12/15/2026 90,811
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
103,000 6.625%,  12/15/2030
b
102,077
EquipmentShare.com, Inc.
36,000 8.625%,  5/15/2032
b
36,627
ESAB Corporation
67,000 6.250%,  4/15/2029
b
66,749
GFL Environmental, Inc.
72,000 4.000%,  8/1/2028
b
65,260
145,000 3.500%,  9/1/2028
b
130,342
H&E Equipment Services, Inc.
172,000 3.875%,  12/15/2028
b
152,201
Herc Holdings, Inc.
90,000 5.500%,  7/15/2027
b
87,413
Howmet Aerospace, Inc.
204,000 5.950%,  2/1/2037 203,928
Ingersoll Rand, Inc.
34,000 5.700%,  8/14/2033 33,771
Lockheed Martin Corporation
120,000 5.200%,  2/15/2064 111,409
40,000 6.150%,  9/1/2036 42,439
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
22,000 6.750%,  4/1/2032
b
21,849
MIWD Holdco II, LLC
55,000 5.500%,  2/1/2030
b
49,811
Mueller Water Products, Inc.
58,000 4.000%,  6/15/2029
b
52,479
Nesco Holdings II, Inc.
110,000 5.500%,  4/15/2029
b
102,387
New Enterprise Stone and Lime
Company, Inc.
126,000 5.250%,  7/15/2028
b
118,356
Nordson Corporation
134,000 5.600%,  9/15/2028 134,024
Northrop Grumman Corporation
300,000 3.850%,  4/15/2045 230,103
OI European Group BV
136,000 4.750%,  2/15/2030
b
124,209
Principal
Amount Long-Term Fixed Income (37.0%) Value
Capital Goods (0.6%) - continued
Owens-Brockway Glass Container,
Inc.
$ 55,000 6.625%,  5/13/2027
b
$ 54,954
Pactiv Evergreen Group
80,000 4.375%,  10/15/2028
b
73,625
Regal Rexnord Corporation
170,000 6.050%,  2/15/2026
b
170,024
Roller Bearing Company of
America, Inc.
78,000 4.375%,  10/15/2029
b
70,494
Rolls-Royce plc
51,000 5.750%,  10/15/2027
b
50,441
RTX Corporation
44,000 6.400%,  3/15/2054 47,191
110,000 4.125%,  11/16/2028 104,530
200,000 4.450%,  11/16/2038 172,762
Sealed Air Corporation/Sealed Air
Corporation (US)
86,000 6.125%,  2/1/2028
b
84,952
Smyrna Ready Mix Concrete, LLC
97,000 8.875%,  11/15/2031
b
102,155
Spirit AeroSystems, Inc.
107,000 9.750%,  11/15/2030
b
118,368
SRM Escrow Issuer, LLC
60,000 6.000%,  11/1/2028
b
58,041
Summit Materials, LLC/Summit
Materials Finance Corporation
28,000 7.250%,  1/15/2031
b
28,765
Textron, Inc.
197,000 3.375%,  3/1/2028 181,731
Trane Technologies Financing, Ltd.
100,000 3.500%,  3/21/2026 96,121
TransDigm, Inc.
181,000 5.500%,  11/15/2027 175,898
117,000 7.125%,  12/1/2031
b
119,232
100,000 6.625%,  3/1/2032
b
99,830
Trivium Packaging Finance
53,000 5.500%,  8/15/2026
b
52,085
United Rentals North America, Inc.
120,000 4.875%,  1/15/2028 115,023
90,000 4.000%,  7/15/2030 80,212
Veralto Corporation
136,000 5.350%,  9/18/2028
b
134,935
WESCO Distribution, Inc.
69,000 7.250%,  6/15/2028
b
70,091
36,000 6.375%,  3/15/2029
b
35,762
25,000 6.625%,  3/15/2032
b
24,883
Total 6,632,650
Collateralized Mortgage Obligations (1.5%)
A&D Mortgage Trust
400,000
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
b,c
399,065
Alternative Loan Trust
118,982
6.000%,  8/1/2036, Ser.
2006-24CB, Class A9 64,459
Angel Oak Mortgage Trust
343,427
5.985%,  1/25/2069, Ser.
2024-2, Class A1
b,c
340,310

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
BINOM Securitization Trust
$ 233,966
2.370%,  6/25/2056, Ser.
2021-INV1, Class A2
b,d
$ 197,454
CHL Mortgage Pass-Through Trust
590,022
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 248,025
CHNGE Mortgage Trust
410,690
7.100%,  7/25/2058, Ser.
2023-3, Class A1
b,c
408,007
514,623
6.000%,  10/25/2057, Ser.
2022-4, Class A1
b,c
502,639
Citicorp Mortgage Securities, Inc.
193,175
6.000%,  7/25/2037, Ser.
2007-6, Class 1A4 165,471
COLT Mortgage Loan Trust
459,616
1.726%,  11/25/2066, Ser.
2021-5, Class A1
b,d
387,156
Countrywide Alternative Loan Trust
126,244
4.007%,  10/25/2035, Ser.
2005-43, Class 4A1
d
101,440
383,682
7.000%,  10/25/2037, Ser.
2007-24, Class A10 134,179
Countrywide Home Loans, Inc.
74,807
5.750%,  4/25/2037, Ser.
2007-3, Class A27 33,474
Credit Suisse Mortgage Trust
254,403
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
b,d
249,209
274,318
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
b,d
225,363
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
34,447
6.000%,  5/25/2024, Ser.
2006-AR5, Class 23A 17,873
Federal Home Loan Mortgage
Corporation - REMIC
1,002,336
4.000%,  1/25/2051, Ser.
5249, Class LA 943,579
199,290
3.000%,  2/15/2033, Ser.
4170, Class IG
e
15,376
217,728
3.000%,  3/15/2033, Ser.
4180, Class PI
e
20,408
772,744
4.500%,  10/15/2033, Ser.
2695, Class BH 749,392
650,000
2.500%,  12/15/2048, Ser.
5094, Class BC 488,928
Federal National Mortgage
Association - REMIC
779,669
4.500%,  6/25/2052, Ser.
2022-43, Class MA 751,645
740,507
Zero Coupon,  11/25/2053,
Ser. 2023-54, Class EO 568,926
236,606
3.000%,  12/25/2027, Ser.
2012-137, Class AI
e
7,483
1,316,227
5.250%,  7/25/2039, Ser.
2022-72, Class CB 1,288,691
752,819
4.500%,  1/25/2046, Ser.
2022-68, Class BA 727,572
Flagstar Mortgage Trust
252,904
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
b,d
216,827
Principal
Amount Long-Term Fixed Income (37.0%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
GCAT Trust
$ 373,534
1.855%,  8/25/2066, Ser.
2021-NQM6, Class A1
b,d
$ 322,276
GS Mortgage-Backed Securities
Trust
633,909
3.000%,  6/25/2052, Ser.
2022-GR1, Class A2
b,d
508,043
GSR Mortgage Loan Trust
320,024
4.960%,  9/25/2034, Ser.
2004-11, Class 2A2
d
303,128
J.P. Morgan Mortgage Trust
454,517
2.500%,  2/25/2052, Ser.
2021-INV7, Class A2A
b,d
349,499
354,551
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
b,d
282,659
LHOME Mortgage Trust
22,679
3.090%,  6/25/2026, Ser.
2021-RTL2, Class A1
b
22,625
350,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
b,c
353,194
Mello Mortgage Capital
Acceptance
516,805
2.500%,  8/25/2051, Ser.
2021-INV2, Class A3
b,d
396,102
Merrill Lynch Alternative Note
Asset Trust
77,833
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 27,808
New Residential Mortgage Loan
Trust
1,011,655
2.500%,  9/25/2051, Ser.
2021-INV2, Class A2
b,d
777,907
OBX Trust
350,000
3.688%,  1/25/2062, Ser.
2022-NQM3, Class A1B
b,d
296,545
Palisades Mortgage Loan Trust
546,653
3.487%,  6/25/2026, Ser.
2021-RTL1, Class A1
b
544,783
Residential Accredit Loans, Inc.
Trust
80,181
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 66,381
Residential Asset Securitization
Trust
409,365
5.375%,  7/25/2035, Ser.
2005-A8CB, Class A9 236,440
ROC Securities Trust Series
453,945
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
b,d
452,163
Saluda Grade Alternative
Mortgage Trust
525,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
b,c
527,626
Sequoia Mortgage Trust
208,291
3.791%,  9/20/2046, Ser.
2007-1, Class 4A1
d
139,618
Toorak Mortgage Corporation, Ltd.
184,886
3.240%,  6/25/2024, Ser.
2021-1, Class A1
b
182,966
TRK Trust
348,720
1.966%,  11/25/2056, Ser.
2021-INV2, Class A1
b,d
294,560

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Collateralized Mortgage Obligations (1.5%) -
continued
Vericrest Opportunity Loan
Transferee
$ 181,227
5.116%,  3/27/2051, Ser.
2021-NPL5, Class A1
b,c
$ 177,761
Verus Securitization Trust
214,152
2.286%,  11/25/2066, Ser.
2021-8, Class A2
b,d
176,447
Total 15,691,482
Commercial Mortgage-Backed Securities (1.0%)
BANK 2022-BNK39
2,736,028
0.531%,  2/15/2055, Ser.
2022-BNK39, Class XA
d,e
71,091
BBCMS Mortgage Trust
3,986,339
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
d,e
294,964
2,923,713
1.941%,  10/15/2053, Ser.
2020-C8, Class XA
d,e
236,157
Federal Home Loan Mortgage
Corporation Multifamily
Structured Pass Through
Certificates
1,250,000
5.180%,  3/25/2029, Ser.
K520, Class A2
d
1,249,898
1,750,000
3.000%,  6/25/2032, Ser.
K147, Class A2
d,f
1,502,136
1,250,000
3.500%,  7/25/2032, Ser.
K148, Class A2
d,f
1,113,905
500,000
3.530%,  8/25/2032, Ser.
K149, Class A2
f
445,792
1,800,000
3.800%,  10/25/2032, Ser.
K-151, Class A2
d,f
1,633,806
1,500,000
3.820%,  12/25/2032, Ser.
K-153, Class A2
d,f
1,365,030
400,000
4.500%,  8/25/2033, Ser.
K-160, Class A2
d,f
380,979
2,250,000
5.150%,  12/25/2033, Ser.
K-162, Class A2
f
2,247,310
Morgan Stanley Capital I Trust
2,906,660
1.955%,  7/15/2053, Ser.
2020-HR8, Class XA
d,e
248,492
Total 10,789,560
Communications Services (0.9%)
Altice Financing SA
81,000 5.750%,  8/15/2029
b
60,165
AMC Networks, Inc.
18,000 10.250%,  1/15/2029
b
17,967
American Tower Corporation
75,000 3.375%,  10/15/2026 71,240
135,000 5.800%,  11/15/2028 135,863
135,000 2.900%,  1/15/2030 116,413
87,000 5.650%,  3/15/2033 85,707
AT&T, Inc.
204,000 3.650%,  6/1/2051 140,472
301,000 3.500%,  9/15/2053 198,439
130,000 2.300%,  6/1/2027 118,561
135,000 5.400%,  2/15/2034 131,901
200,000 4.900%,  8/15/2037 181,832
Principal
Amount Long-Term Fixed Income (37.0%) Value
Communications Services (0.9%) - continued
Bell Telephone Company of
Canada
$ 181,000 5.550%,  2/15/2054 $ 170,475
CCO Holdings, LLC/CCO Holdings
Capital Corporation
160,000 5.125%,  5/1/2027
b
149,948
78,000 5.000%,  2/1/2028
b
71,033
10,000 6.375%,  9/1/2029
b
9,167
115,000 4.750%,  3/1/2030
b
95,559
100,000 4.500%,  8/15/2030
b
81,265
54,000 4.250%,  2/1/2031
b
42,263
107,000 4.750%,  2/1/2032
b
84,149
89,000 4.250%,  1/15/2034
b
64,481
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
93,000 6.150%,  11/10/2026 93,229
203,000 4.200%,  3/15/2028 188,826
360,000 3.500%,  6/1/2041 230,329
Cimpress plc
69,000 7.000%,  6/15/2026 68,466
Clear Channel Outdoor Holdings,
Inc.
17,000 7.875%,  4/1/2030
b
16,668
Clear Channel Worldwide
Holdings, Inc.
148,000 5.125%,  8/15/2027
b
137,184
Comcast Corporation
204,000 5.350%,  5/15/2053 189,632
145,000 4.400%,  8/15/2035 130,684
240,000 4.750%,  3/1/2044 210,299
Connect Finco SARL/Connect US
Finco, LLC
53,000 6.750%,  10/1/2026
b
51,330
CSC Holdings, LLC
128,000 5.375%,  2/1/2028
b
98,203
39,000 11.750%,  1/31/2029
b
34,649
102,000 6.500%,  2/1/2029
b
76,074
56,000 4.125%,  12/1/2030
b
35,572
Deutsche Telekom International
Finance BV
339,000 8.750%,  6/15/2030 390,886
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
240,000 5.875%,  8/15/2027
b
223,698
Discovery Communications, LLC
220,000 4.900%,  3/11/2026 216,395
Frontier Communications
Holdings, LLC
124,000 5.875%,  10/15/2027
b
118,936
50,000 8.750%,  5/15/2030
b
50,907
GCI, LLC
100,000 4.750%,  10/15/2028
b
89,205
Gray Television, Inc.
115,000 4.750%,  10/15/2030
b
69,423
44,000 5.375%,  11/15/2031
b
26,449
Iliad Holding SASU
127,000 6.500%,  10/15/2026
b
126,378
Intelsat Jackson Holdings SA
92,000 6.500%,  3/15/2030
b
88,057
Lamar Media Corporation
56,000 3.625%,  1/15/2031 47,880

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Communications Services (0.9%) - continued
LCPR Senior Secured Financing
DAC
$ 141,000 6.750%,  10/15/2027
b
$ 130,682
Level 3 Financing, Inc.
34,589 10.500%,  4/15/2029
b
34,518
34,589 11.000%,  11/15/2029
b
35,298
49,000 10.500%,  5/15/2030
a,b
48,555
McGraw-Hill Education, Inc.
69,000 5.750%,  8/1/2028
b
63,989
Meta Platforms, Inc.
102,000 5.600%,  5/15/2053 101,157
121,000 4.800%,  5/15/2030 118,805
Netflix, Inc.
55,000 5.875%,  11/15/2028 56,139
138,000 5.375%,  11/15/2029
b
137,606
180,000 4.875%,  6/15/2030
b
174,818
News Corporation
98,000 3.875%,  5/15/2029
b
88,263
NTT Finance Corporation
198,000 4.372%,  7/27/2027
b
191,919
Omnicom Group, Inc.
90,000 4.200%,  6/1/2030 83,867
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
41,000 4.625%,  3/15/2030
b
36,198
Paramount Global
62,000 6.375%,  3/30/2062
d
57,341
Playtika Holding Corporation
87,000 4.250%,  3/15/2029
b
74,868
Rogers Communications, Inc.
166,000 5.000%,  2/15/2029 161,535
218,000 5.300%,  2/15/2034 208,988
Scripps Escrow II, Inc.
22,000 3.875%,  1/15/2029
b
16,251
Sinclair Television Group, Inc.
129,000 4.125%,  12/1/2030
b
89,412
Sirius XM Radio, Inc.
110,000 5.000%,  8/1/2027
b
103,883
65,000 4.000%,  7/15/2028
b
57,942
55,000 4.125%,  7/1/2030
b
46,643
Sprint Capital Corporation
335,000 8.750%,  3/15/2032 395,548
TEGNA, Inc.
36,000 4.750%,  3/15/2026
b
34,765
110,000 4.625%,  3/15/2028 99,131
Telecom Italia Capital SA
95,000 6.000%,  9/30/2034 79,992
Telecom Italia SPA/Milano
43,000 5.303%,  5/30/2024
b
42,890
T-Mobile USA, Inc.
340,000 3.600%,  11/15/2060 222,696
200,000 4.850%,  1/15/2029 194,955
210,000 4.375%,  4/15/2040 178,904
United States Cellular Corporation
24,000 6.700%,  12/15/2033 23,419
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
109,000 4.750%,  4/15/2028
b
95,598
Univision Communications, Inc.
115,000 4.500%,  5/1/2029
b
100,041
Principal
Amount Long-Term Fixed Income (37.0%) Value
Communications Services (0.9%) - continued
Urban One, Inc.
$ 21,000 7.375%,  2/1/2028
b
$ 17,039
Verizon Communications, Inc.
204,000 3.000%,  11/20/2060 118,075
475,000 2.650%,  11/20/2040 317,378
310,000 3.400%,  3/22/2041 230,799
Viasat, Inc.
57,000 6.500%,  7/15/2028
a,b
43,571
Virgin Media Finance plc
42,000 5.000%,  7/15/2030
b
34,396
Virgin Media Secured Finance plc
88,000 5.500%,  5/15/2029
b
79,987
VZ Secured Financing BV
140,000 5.000%,  1/15/2032
b
117,927
Warnermedia Holdings, Inc.
170,000 4.054%,  3/15/2029 155,071
204,000 5.050%,  3/15/2042 163,305
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
38,000 7.750%,  8/15/2028
b
36,614
Zayo Group Holdings, Inc.
43,000 4.000%,  3/1/2027
b
34,226
Ziggo Bond Company BV
41,000 5.125%,  2/28/2030
a,b
34,020
Ziggo BV
38,000 4.875%,  1/15/2030
b
33,252
Total 10,038,535
Consumer Cyclical (1.1%)
1011778 B.C., ULC/New Red
Finance, Inc.
140,000 4.375%,  1/15/2028
b
130,195
Adient Global Holdings, Ltd.
17,000 7.000%,  4/15/2028
b
17,174
57,000 8.250%,  4/15/2031
a,b
59,191
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
19,000 6.625%,  7/15/2026
b
18,950
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
170,000 4.625%,  6/1/2028
b
152,698
Allison Transmission, Inc.
56,000 3.750%,  1/30/2031
b
47,933
Amazon.com, Inc.
200,000 3.875%,  8/22/2037 172,020
American Axle & Manufacturing,
Inc.
88,000 6.875%,  7/1/2028 87,334
99,000 5.000%,  10/1/2029
a
89,322
American Honda Finance
Corporation
120,000 4.900%,  3/12/2027 118,811
135,000 5.850%,  10/4/2030 138,230
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
19,000 7.000%,  4/15/2030
a,b
16,671
Arko Corporation
63,000 5.125%,  11/15/2029
b
50,767

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Asbury Automotive Group, Inc.
$ 61,000 5.000%,  2/15/2032
b
$ 54,229
Ashton Woods USA, LLC/Ashton
Woods Finance Company
70,000 4.625%,  8/1/2029
b
63,309
40,000 4.625%,  4/1/2030
b
35,745
Aston Martin Capital Holdings, Ltd.
46,000 10.000%,  3/31/2029
b
45,052
Beazer Homes USA, Inc.
59,000 7.500%,  3/15/2031
b
58,317
Boyd Gaming Corporation
105,000 4.750%,  6/15/2031
b
92,978
Boyne USA, Inc.
57,000 4.750%,  5/15/2029
b
51,867
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
100,000 6.250%,  9/15/2027
b
96,167
Caesars Entertainment, Inc.
50,000 8.125%,  7/1/2027
b
50,675
233,000 4.625%,  10/15/2029
b
207,914
43,000 6.500%,  2/15/2032
b
42,365
Carnival Corporation
43,000 7.625%,  3/1/2026
b
43,267
190,000 5.750%,  3/1/2027
b
185,433
83,000 4.000%,  8/1/2028
b
75,887
36,000 6.000%,  5/1/2029
b
34,886
Cedar Fair, LP
82,000 5.250%,  7/15/2029 76,551
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
17,000 5.375%,  4/15/2027 16,499
Churchill Downs, Inc.
70,000 4.750%,  1/15/2028
b
66,137
41,000 6.750%,  5/1/2031
b
40,703
Cinemark USA, Inc.
106,000 5.875%,  3/15/2026
b
104,665
Clarios Global, LP/Clarios US
Finance Company, Inc.
50,000 8.500%,  5/15/2027
b
50,066
102,000 6.750%,  5/15/2028
b
102,208
Cushman & Wakefield US
Borrower, LLC
17,000 6.750%,  5/15/2028
b
16,763
D.R. Horton, Inc.
68,000 2.600%,  10/15/2025 64,992
Daimler Trucks Finance North
America, LLC
213,000 2.000%,  12/14/2026
b
194,681
Dana, Inc.
35,000 5.625%,  6/15/2028 33,724
52,000 4.500%,  2/15/2032 44,117
eG Global Finance plc
17,000 12.000%,  11/30/2028
b
17,549
Expedia Group, Inc.
305,000 3.250%,  2/15/2030 269,042
Ford Motor Credit Company, LLC
200,000 2.300%,  2/10/2025 194,355
203,000 2.900%,  2/10/2029 175,241
169,000 7.122%,  11/7/2033 175,849
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Forestar Group, Inc.
$ 36,000 3.850%,  5/15/2026
b
$ 34,166
Gap, Inc.
25,000 3.625%,  10/1/2029
b
21,154
General Motors Company
165,000 6.125%,  10/1/2025 165,555
General Motors Financial
Company, Inc.
180,000 1.500%,  6/10/2026 165,083
65,000 5.400%,  5/8/2027 64,547
233,000 5.800%,  1/7/2029 232,437
GLP Capital, LP
255,000 5.750%,  6/1/2028 251,883
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
35,000 3.500%,  3/1/2029
b
31,036
Goodyear Tire & Rubber Company
35,000 4.875%,  3/15/2027 33,559
75,000 5.000%,  7/15/2029
a
68,023
Hanesbrands, Inc.
40,000 4.875%,  5/15/2026
b
38,688
39,000 9.000%,  2/15/2031
a,b
38,813
Hilton Domestic Operating
Company, Inc.
159,000 4.875%,  1/15/2030 149,465
17,000 4.000%,  5/1/2031
b
14,896
83,000 3.625%,  2/15/2032
b
69,747
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
123,000 5.000%,  6/1/2029
b
111,875
Home Depot, Inc.
205,000 5.400%,  9/15/2040 200,141
120,000 4.250%,  4/1/2046 98,673
345,000 3.900%,  6/15/2047 266,432
Hyundai Capital America
136,000 6.250%,  11/3/2025
b
136,576
225,000 1.800%,  1/10/2028
b
195,683
International Game Technology plc
121,000 5.250%,  1/15/2029
b
114,291
Jacobs Entertainment, Inc.
56,000 6.750%,  2/15/2029
b
53,122
Jaguar Land Rover Automotive plc
41,000 5.500%,  7/15/2029
b
38,578
KB Home
105,000 4.800%,  11/15/2029 97,514
Kohl's Corporation
114,000 4.625%,  5/1/2031 93,984
L Brands, Inc.
150,000 6.625%,  10/1/2030
b
149,888
30,000 6.875%,  11/1/2035 29,800
Lennar Corporation
84,000 4.750%,  5/30/2025 83,045
Light & Wonder International, Inc.
100,000 7.250%,  11/15/2029
b
100,856
Live Nation Entertainment, Inc.
38,000 4.750%,  10/15/2027
b
35,814
Lowe's Companies, Inc.
136,000 5.625%,  4/15/2053 129,729
284,000 2.625%,  4/1/2031 237,910

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Macy's Retail Holdings, LLC
$ 95,000 5.875%,  4/1/2029
a,b
$ 91,596
35,000 6.125%,  3/15/2032
b
33,107
Marriott International, Inc./MD
255,000 4.625%,  6/15/2030 242,323
Mattamy Group Corporation
77,000 5.250%,  12/15/2027
b
73,721
McDonald's Corporation
282,000 4.450%,  3/1/2047 232,076
Melco Resorts Finance, Ltd.
96,000 5.375%,  12/4/2029
b
85,480
90,000 7.625%,  4/17/2032
b
88,038
Michaels Companies, Inc.
51,000 5.250%,  5/1/2028
b
43,165
NCL Corporation, Ltd.
40,000 5.875%,  3/15/2026
b
39,193
90,000 5.875%,  2/15/2027
b
87,918
Nissan Motor Acceptance
Company, LLC
207,000 1.125%,  9/16/2024
b
202,899
Nordstrom, Inc.
33,000 4.375%,  4/1/2030 29,453
46,000 4.250%,  8/1/2031 39,676
PENN Entertainment, Inc.
85,000 4.125%,  7/1/2029
a,b
71,198
PetSmart, Inc./PetSmart Finance
Corporation
125,000 4.750%,  2/15/2028
b
115,356
94,000 7.750%,  2/15/2029
b
89,346
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
112,000 5.750%,  4/15/2026
b
110,591
76,000 6.250%,  1/15/2028
a,b
74,246
QVC, Inc.
22,000 4.375%,  9/1/2028 16,917
Raising Cane's Restaurants, LLC
42,000 9.375%,  5/1/2029
b
45,045
Rakuten Group, Inc.
52,000 11.250%,  2/15/2027
b
54,002
60,000 9.750%,  4/15/2029
b
59,420
Royal Caribbean Cruises, Ltd.
184,000 4.250%,  7/1/2026
b
176,675
66,000 9.250%,  1/15/2029
b
70,485
65,000 7.250%,  1/15/2030
b
66,844
Scientific Games Holdings, LP/
Scientific Games US FinCo, Inc.
39,000 6.625%,  3/1/2030
b
36,895
SeaWorld Parks and
Entertainment, Inc.
84,000 5.250%,  8/15/2029
b
77,454
Service Corporation International/
US
35,000 3.375%,  8/15/2030 29,690
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
17,000 6.625%,  5/1/2032
b,g
16,932
Six Flags Theme Parks, Inc.
45,000 7.000%,  7/1/2025
b
45,098
Staples, Inc.
100,000 7.500%,  4/15/2026
b
96,412
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Cyclical (1.1%) - continued
Station Casinos, LLC
$ 74,000 4.625%,  12/1/2031
a,b
$ 64,864
Target Corporation
204,000 2.950%,  1/15/2052 129,321
Tenneco, Inc.
114,000 8.000%,  11/17/2028
b
106,517
Toyota Motor Credit Corporation
185,000 5.000%,  3/19/2027 183,511
64,000 4.800%,  1/5/2034 60,821
Tripadvisor, Inc.
21,000 7.000%,  7/15/2025
b
21,008
VICI Properties, LP/VICI Note
Company, Inc.
224,000 4.625%,  6/15/2025
b
220,384
69,000 5.750%,  2/1/2027
b
68,421
99,000 4.125%,  8/15/2030
b
88,240
Victoria's Secret & Company
82,000 4.625%,  7/15/2029
b
64,425
Viking Cruises, Ltd.
177,000 5.875%,  9/15/2027
b
171,613
Volkswagen Group of America
Finance, LLC
200,000 5.300%,  3/22/2027
b
198,290
Wabash National Corporation
97,000 4.500%,  10/15/2028
b
87,158
Walgreens Boots Alliance, Inc.
61,000 3.200%,  4/15/2030 52,317
Walmart, Inc.
170,000 4.500%,  9/9/2052 147,906
WASH Multifamily Acquisition, Inc.
54,000 5.750%,  4/15/2026
b
52,354
Wyndham Hotels & Resorts, Inc.
53,000 4.375%,  8/15/2028
b
48,597
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
84,000 7.125%,  2/15/2031
b
85,198
Yum! Brands, Inc.
110,000 4.750%,  1/15/2030
b
102,941
ZF North America Capital, Inc.
55,000 7.125%,  4/14/2030
b
56,237
Total 11,984,866
Consumer Non-Cyclical (1.2%)
1375209 B.C., Ltd.
35,000 9.000%,  1/30/2028
a,b
34,360
Abbott Laboratories
237,000 4.750%,  11/30/2036 224,812
AbbVie, Inc.
65,000 5.400%,  3/15/2054 62,931
100,000 4.500%,  5/14/2035 92,308
149,000 5.350%,  3/15/2044 144,095
AdaptHealth, LLC
155,000 4.625%,  8/1/2029
b
130,591
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
110,000 4.625%,  1/15/2027
b
105,103
117,000 3.500%,  3/15/2029
b
103,237
Altria Group, Inc.
136,000 6.875%,  11/1/2033 143,654

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.2%) - continued
Amgen, Inc.
$ 200,000 4.200%,  2/22/2052 $ 154,104
169,000 5.250%,  3/2/2030 167,510
206,000 5.600%,  3/2/2043 198,647
Anheuser-Busch Companies,
LLC/Anheuser-Busch InBev
Worldwide, Inc.
269,000 4.700%,  2/1/2036 250,401
Anheuser-Busch InBev Worldwide,
Inc.
334,000 4.375%,  4/15/2038 295,959
167,000 5.550%,  1/23/2049 164,427
Archer-Daniels-Midland Company
260,000 2.700%,  9/15/2051 154,986
AstraZeneca plc
360,000 3.000%,  5/28/2051 236,230
BAT Capital Corporation
59,000 5.834%,  2/20/2031 58,977
68,000 7.750%,  10/19/2032 75,416
47,000 6.000%,  2/20/2034 46,709
137,000 7.079%,  8/2/2043 141,931
Bausch + Lomb Corporation
21,000 8.375%,  10/1/2028
b
21,688
Bausch Health Companies, Inc.
58,000 5.500%,  11/1/2025
a,b
54,024
128,000 4.875%,  6/1/2028
b
82,685
Baxter International, Inc.
203,000 3.132%,  12/1/2051 124,797
Becton, Dickinson and Company
101,000 3.794%,  5/20/2050 74,190
160,000 3.700%,  6/6/2027 151,920
BellRing Brands, Inc.
58,000 7.000%,  3/15/2030
b
58,692
Bristol-Myers Squibb Company
342,000 3.550%,  3/15/2042 260,629
Campbell Soup Company
168,000 5.200%,  3/19/2027
a
166,939
122,000 5.400%,  3/21/2034 119,018
Cargill, Inc.
206,000 3.125%,  5/25/2051
b
133,900
Catalent Pharma Solutions, Inc.
43,000 3.125%,  2/15/2029
b
41,041
Central Garden & Pet Company
130,000 4.125%,  10/15/2030
a
113,556
Charles River Laboratories
International, Inc.
41,000 4.000%,  3/15/2031
b
35,762
Cheplapharm Arzneimittel GmbH
10,000 5.500%,  1/15/2028
b
9,381
Chobani, LLC/Chobani Finance
Corporation, Inc.
100,000 4.625%,  11/15/2028
b
92,556
CHS/Community Health Systems,
Inc.
76,000 5.625%,  3/15/2027
b
69,589
24,000 8.000%,  12/15/2027
b
23,491
102,000 6.000%,  1/15/2029
b
88,989
81,000 5.250%,  5/15/2030
b
66,224
44,000 4.750%,  2/15/2031
b
34,344
Conagra Brands, Inc.
230,000 1.375%,  11/1/2027 198,921
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.2%) - continued
Constellation Brands, Inc.
$ 169,000 3.600%,  2/15/2028 $ 158,093
110,000 2.875%,  5/1/2030 94,915
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
123,000 4.750%,  1/15/2029
b
114,658
69,000 6.625%,  7/15/2030
b
69,042
CVS Health Corporation
306,000 5.625%,  2/21/2053 282,269
245,000 4.875%,  7/20/2035 225,084
130,000 4.780%,  3/25/2038 114,463
Edgewell Personal Care Company
85,000 5.500%,  6/1/2028
b
82,022
Eli Lilly & Company
102,000 4.950%,  2/27/2063 92,214
Embecta Corporation
32,000 6.750%,  2/15/2030
b
27,354
Encompass Health Corporation
160,000 4.500%,  2/1/2028 150,185
Endo Finance Holdings, Inc.
35,000 8.500%,  4/15/2031
a,b
35,562
Energizer Holdings, Inc.
127,000 4.750%,  6/15/2028
b
115,394
Fortrea Holdings, Inc.
54,000 7.500%,  7/1/2030
a,b
54,471
General Mills, Inc.
54,000 4.950%,  3/29/2033
a
51,725
Grifols SA
96,000 4.750%,  10/15/2028
a,b
77,533
HCA, Inc.
234,000 3.500%,  9/1/2030 206,309
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
8,000 7.875%,  9/1/2025
b
7,673
HLF Financing SARL, LLC/
Herbalife International, Inc.
64,000 4.875%,  6/1/2029
b
37,593
Imperial Brands Finance plc
200,000 3.875%,  7/26/2029
b
183,214
Jazz Securities DAC
55,000 4.375%,  1/15/2029
b
50,040
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
135,000 5.500%,  1/15/2030 130,315
204,000 3.000%,  5/15/2032 162,123
135,000 6.750%,  3/15/2034
b
137,731
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
35,000 9.000%,  2/15/2029
b
35,340
Keurig Dr Pepper, Inc.
269,000 5.200%,  3/15/2031 262,949
Kimberly-Clark Corporation
220,000 3.900%,  5/4/2047 169,857
Kraft Heinz Foods Company
136,000 4.375%,  6/1/2046 108,955
Legacy LifePoint Health, LLC
41,000 4.375%,  2/15/2027
b
38,397

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.2%) - continued
LifePoint Health, Inc.
$ 68,000 9.875%,  8/15/2030
b
$ 70,808
43,000 11.000%,  10/15/2030
b
45,769
Mattel, Inc.
170,000 5.450%,  11/1/2041 148,788
Medline Borrower, LP/Medline Co-
Issuer, Inc.
72,000 6.250%,  4/1/2029
b
71,539
Medtronic, Inc.
204,000 4.375%,  3/15/2035 187,613
ModivCare Escrow Issuer, Inc.
35,000 5.000%,  10/1/2029
a,b
24,314
ModivCare, Inc.
28,000 5.875%,  11/15/2025
b
27,309
Mozart Debt Merger Sub, Inc.
91,000 3.875%,  4/1/2029
b
81,521
68,000 5.250%,  10/1/2029
b
63,307
Newell Brands, Inc.
36,000 6.375%,  9/15/2027
a
35,105
36,000 6.625%,  9/15/2029 34,772
Organon & Company/Organon
Foreign Debt Co-Issuer BV
96,000 4.125%,  4/30/2028
b
87,433
99,000 5.125%,  4/30/2031
b
85,605
Owens & Minor, Inc.
93,000 6.625%,  4/1/2030
a,b
90,237
PepsiCo, Inc.
135,000 4.200%,  7/18/2052 110,658
Performance Food Group, Inc.
52,000 4.250%,  8/1/2029
b
46,612
Perrigo Finance Unlimited
Company
58,000 3.150%,  6/15/2030 53,147
Pfizer Investment Enterprises,
Private Ltd.
306,000 5.300%,  5/19/2053 285,356
134,000 5.110%,  5/19/2043 124,741
Philip Morris International, Inc.
135,000 5.500%,  9/7/2030 134,718
66,000 5.125%,  2/13/2031 64,133
204,000 5.375%,  2/15/2033 199,942
Post Holdings, Inc.
52,000 4.625%,  4/15/2030
b
46,962
80,000 4.500%,  9/15/2031
b
70,341
Primo Water Holdings, Inc.
83,000 4.375%,  4/30/2029
b
75,759
Reynolds American, Inc.
299,000 5.700%,  8/15/2035 287,107
Roche Holdings, Inc.
138,000 4.000%,  11/28/2044
b
112,368
Scotts Miracle-Gro Company
38,000 4.500%,  10/15/2029 33,889
Simmons Foods, Inc.
140,000 4.625%,  3/1/2029
b
120,793
Spectrum Brands, Inc.
54,000 5.000%,  10/1/2029
b
52,612
40,000 5.500%,  7/15/2030
a,b
38,841
37,000 3.875%,  3/15/2031
a,b
34,625
Star Parent, Inc.
70,000 9.000%,  10/1/2030
b
73,224
Principal
Amount Long-Term Fixed Income (37.0%) Value
Consumer Non-Cyclical (1.2%) - continued
Sysco Corporation
$ 205,000 6.600%,  4/1/2040 $ 217,860
Takeda Pharmaceutical Company,
Ltd.
200,000 3.175%,  7/9/2050 129,989
Tenet Healthcare Corporation
225,000 5.125%,  11/1/2027 217,671
50,000 6.125%,  10/1/2028 49,373
82,000 6.750%,  5/15/2031
b
82,163
Teva Pharmaceutical Finance
Netherlands III BV
75,000 3.150%,  10/1/2026 69,481
US Acute Care Solutions, LLC
36,000 6.375%,  3/1/2026
b
36,450
Viterra Finance BV
169,000 3.200%,  4/21/2031
b
142,443
Wyeth, LLC
135,000 6.500%,  2/1/2034 145,381
Zoetis, Inc.
318,000 4.700%,  2/1/2043 277,128
Total 12,672,091
Energy (0.9%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
72,000 5.375%,  6/15/2029
b
68,513
Antero Resources Corporation
37,000 5.375%,  3/1/2030
b
35,178
Archrock Partners, LP/Archrock
Partners Finance Corporation
105,000 6.250%,  4/1/2028
b
102,865
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
72,000 8.250%,  12/31/2028
b
73,466
Baytex Energy Corporation
68,000 8.500%,  4/30/2030
b
70,898
Borr IHC, Ltd./Borr Finance, LLC
88,000 10.375%,  11/15/2030
b
91,390
BP Capital Markets America, Inc.
356,000 2.939%,  6/4/2051 223,005
Buckeye Partners, LP
49,000 4.500%,  3/1/2028
b
45,641
Canadian Natural Resources, Ltd.
95,000 2.950%,  7/15/2030 81,583
CGG SA
17,000 8.750%,  4/1/2027
b
15,908
Cheniere Energy Partners, LP
544,000 4.500%,  10/1/2029 508,989
Cheniere Energy, Inc.
37,000 5.650%,  4/15/2034
b
36,211
Civitas Resources, Inc.
51,000 8.375%,  7/1/2028
b
53,202
24,000 8.625%,  11/1/2030
b
25,539
92,000 8.750%,  7/1/2031
b
97,588
CNX Resources Corporation
40,000 6.000%,  1/15/2029
b
38,756
Columbia Pipelines Holding
Company, LLC
134,000 6.042%,  8/15/2028
b
135,213

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Energy (0.9%) - continued
Columbia Pipelines Operating
Company, LLC
$ 33,000 5.927%,  8/15/2030
b
$ 33,056
Comstock Resources, Inc.
69,000 6.750%,  3/1/2029
b
64,923
75,000 5.875%,  1/15/2030
b
68,308
Continental Resources, Inc.
237,000 2.268%,  11/15/2026
b
217,398
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
76,000 5.500%,  6/15/2031
b
69,839
Crescent Energy Finance, LLC
43,000 9.250%,  2/15/2028
b
45,428
107,000 7.625%,  4/1/2032
b
107,399
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
77,000 8.625%,  3/15/2029
b
77,583
Diamond Foreign Asset Company/
Diamond Finance, LLC
28,000 8.500%,  10/1/2030
b
29,288
Diamondback Energy, Inc.
184,000 5.750%,  4/18/2054 175,657
DT Midstream, Inc.
57,000 4.125%,  6/15/2029
b
51,663
Enbridge, Inc.
190,000 5.250%,  4/5/2027 188,533
Enerflex, Ltd.
56,000 9.000%,  10/15/2027
b
57,345
Energy Transfer, LP
84,000 8.000%,  5/15/2054
a,d
86,503
150,000 4.000%,  10/1/2027 142,606
155,000 4.900%,  3/15/2035 141,883
50,000 5.150%,  2/1/2043 42,735
275,000 6.000%,  6/15/2048 260,822
Enterprise Products Operating,
LLC
175,000 3.300%,  2/15/2053 115,605
EQM Midstream Partners, LP
188,000 4.750%,  1/15/2031
b
171,782
EQT Corporation
113,000 6.125%,  2/1/2025 112,944
Exxon Mobil Corporation
300,000 3.452%,  4/15/2051 212,079
Genesis Energy LP/Genesis
Energy Finance Corporation
112,000 8.875%,  4/15/2030 115,898
Halliburton Company
61,000 4.850%,  11/15/2035 57,438
136,000 5.000%,  11/15/2045 121,727
Harvest Midstream I, LP
85,000 7.500%,  9/1/2028
b
85,233
51,879 7.500%,  5/15/2032
b,g
51,943
Hess Midstream Operations, LP
78,000 4.250%,  2/15/2030
b
70,395
Hilcorp Energy I, LP/Hilcorp
Finance Company
125,000 5.750%,  2/1/2029
b
120,079
35,000 6.000%,  4/15/2030
b
33,512
37,000 6.250%,  4/15/2032
b
35,725
Howard Midstream Energy
Partners, LLC
52,000 6.750%,  1/15/2027
b
51,302
Principal
Amount Long-Term Fixed Income (37.0%) Value
Energy (0.9%) - continued
ITT Holdings, LLC
$ 90,000 6.500%,  8/1/2029
b
$ 81,290
Kodiak Gas Services, LLC
43,000 7.250%,  2/15/2029
b
43,310
Laredo Petroleum, Inc.
118,000 7.750%,  7/31/2029
b
118,773
MEG Energy Corporation
89,000 5.875%,  2/1/2029
b
86,107
MPLX, LP
177,000 4.875%,  6/1/2025 175,330
272,000 4.950%,  9/1/2032 256,546
52,000 5.000%,  3/1/2033 48,904
Nabors Industries, Inc.
35,000 7.375%,  5/15/2027
b
34,687
88,000 9.125%,  1/31/2030
b
90,744
National Fuel Gas Company
244,000 5.500%,  1/15/2026 242,176
New Fortress Energy, Inc.
26,000 6.750%,  9/15/2025
b
25,681
29,000 8.750%,  3/15/2029
a,b
28,282
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
29,000 8.125%,  2/15/2029
b
29,462
43,000 8.375%,  2/15/2032
b
43,695
Noble Finance II, LLC
35,000 8.000%,  4/15/2030
b
36,064
Northern Oil and Gas, Inc.
69,000 8.750%,  6/15/2031
b
72,581
NuStar Logistics, LP
70,000 6.375%,  10/1/2030 69,204
Occidental Petroleum Corporation
340,000 7.875%,  9/15/2031 377,430
ONEOK, Inc.
74,000 5.000%,  3/1/2026 73,188
Ovintiv, Inc.
237,000 5.375%,  1/1/2026 235,044
135,000 6.250%,  7/15/2033 136,074
PBF Holding Company, LLC/PBF
Finance Corporation
56,000 6.000%,  2/15/2028 54,616
Permian Resources Operating,
LLC
54,000 7.000%,  1/15/2032
b
55,048
Phillips 66 Company
112,000 4.950%,  12/1/2027 110,467
Prairie Acquiror, LP
57,000 9.000%,  8/1/2029
b
58,220
Precision Drilling Corporation
75,000 6.875%,  1/15/2029
b
74,222
Range Resources Corporation
56,000 4.750%,  2/15/2030
b
51,563
Rockcliff Energy II, LLC
73,000 5.500%,  10/15/2029
b
67,288
Rockies Express Pipeline, LLC
90,000 4.950%,  7/15/2029
b
82,740
SM Energy Company
50,000 6.500%,  7/15/2028 49,594
Southwestern Energy Company
48,000 4.750%,  2/1/2032 43,227

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Energy (0.9%) - continued
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
$ 35,000 5.875%,  3/1/2027 $ 34,483
Suncor Energy, Inc.
216,000 7.150%,  2/1/2032 235,327
Sunoco, LP
104,000 7.000%,  5/1/2029
b
105,621
Sunoco, LP/Sunoco Finance
Corporation
54,000 5.875%,  3/15/2028 52,697
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
126,000 5.500%,  1/15/2028
b
119,627
52,000 7.375%,  2/15/2029
b
52,057
Talos Production, Inc.
37,000 9.000%,  2/1/2029
b
39,037
Targa Resources Corporation
238,000 4.200%,  2/1/2033 210,079
Teine Energy, Ltd.
65,000 6.875%,  4/15/2029
b
63,153
Transocean, Inc.
90,900 8.750%,  2/15/2030
b
94,780
USA Compression Partners, LP/
USA Compression Finance
Corporation
60,000 7.125%,  3/15/2029
b
59,616
Valaris, Ltd.
69,000 8.375%,  4/30/2030
b
70,961
Venture Global Calcasieu Pass,
LLC
97,000 3.875%,  8/15/2029
b
85,703
55,000 4.125%,  8/15/2031
b
48,002
Venture Global LNG, Inc.
128,000 8.125%,  6/1/2028
b
130,876
140,000 8.375%,  6/1/2031
b
143,670
123,000 9.875%,  2/1/2032
b
131,254
Western Midstream Operating, LP
135,000 6.350%,  1/15/2029 137,834
68,000 6.150%,  4/1/2033 67,879
Williams Companies, Inc.
136,000 5.300%,  8/15/2052 122,617
225,000 7.500%,  1/15/2031 245,867
Total 10,123,273
Financials (3.3%)
Acrisure, LLC/Acrisure Finance,
Inc.
24,000 4.250%,  2/15/2029
b
21,501
AEGON Funding Company, LLC
200,000 5.500%,  4/16/2027
b
197,831
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
151,000 6.100%,  1/15/2027 152,178
175,000 3.875%,  1/23/2028 163,684
150,000 3.400%,  10/29/2033 122,126
Air Lease Corporation
309,000 3.000%,  2/1/2030 267,770
Aircastle, Ltd.
225,000 5.250%,  8/11/2025
b
222,182
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
$ 35,000 4.250%,  10/15/2027
b
$ 32,648
70,000 6.750%,  4/15/2028
b
69,926
35,000 7.000%,  1/15/2031
b
35,110
Ally Financial, Inc.
160,000 5.750%,  11/20/2025
a
158,694
270,000 8.000%,  11/1/2031 292,321
54,000 6.700%,  2/14/2033 52,973
American Express Company
65,000 5.098%,  2/16/2028
d
64,268
American Homes 4 Rent, LP
245,000 2.375%,  7/15/2031 194,132
American International Group, Inc.
266,000 5.125%,  3/27/2033 255,139
AmWINS Group, Inc.
29,000 6.375%,  2/15/2029
b
28,649
85,000 4.875%,  6/30/2029
b
77,272
ANZ Bank New Zealand, Ltd.
200,000 5.548%,  8/11/2032
b,d
197,611
Aon North America, Inc.
100,000 5.750%,  3/1/2054 96,673
Ares Capital Corporation
101,000 3.250%,  7/15/2025 97,397
200,000 3.875%,  1/15/2026 192,572
157,000 2.150%,  7/15/2026 144,166
116,000 5.875%,  3/1/2029 113,723
Arthur J. Gallagher & Company
34,000 6.750%,  2/15/2054 36,611
50,000 5.750%,  7/15/2054 47,495
Associated Banc-Corp
275,000 4.250%,  1/15/2025 270,164
Australia & New Zealand Banking
Group, Ltd.
250,000 2.950%,  7/22/2030
b,d
240,092
Avolon Holdings Funding, Ltd.
135,000 4.250%,  4/15/2026
b
129,826
165,000 5.750%,  3/1/2029
b
162,334
Banco Santander Mexico SA
200,000 5.375%,  4/17/2025
b
198,701
Banco Santander SA
200,000 4.175%,  3/24/2028
d
190,282
Bank of America Corporation
234,000 5.080%,  1/20/2027
d
231,519
225,000 1.734%,  7/22/2027
d
206,424
172,000 3.824%,  1/20/2028
d
164,172
119,000 5.202%,  4/25/2029
d
117,158
180,000 2.087%,  6/14/2029
d
156,601
125,000 2.496%,  2/13/2031
d
105,198
325,000 1.922%,  10/24/2031
d
258,420
204,000 2.972%,  2/4/2033
d
168,414
409,000 4.571%,  4/27/2033
d
377,016
203,000 5.872%,  9/15/2034
d
203,369
80,000 5.468%,  1/23/2035
d
77,797
275,000 3.846%,  3/8/2037
d
236,840
Bank of Montreal
58,000 5.266%,  12/11/2026 57,670
Bank of New York Mellon
Corporation
135,000 6.317%,  10/25/2029
d
139,512

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
Bank of Nova Scotia
$ 70,000 4.850%,  2/1/2030 $ 67,786
Barclays plc
18,000 6.125%,  12/15/2025
d,h
17,302
204,000 6.496%,  9/13/2027
d
206,446
210,000 4.972%,  5/16/2029
d
202,613
200,000 5.746%,  8/9/2033
d
195,301
Belrose Funding Trust
260,000 2.330%,  8/15/2030
b
202,042
Berkshire Hathaway Finance
Corporation
272,000 2.850%,  10/15/2050 171,069
BlackRock Funding, Inc.
66,000 5.250%,  3/14/2054 62,300
Blackstone Private Credit Fund
203,000 2.700%,  1/15/2025 198,012
130,000 6.250%,  1/25/2031
b
127,927
Blue Owl Capital Corporation II
102,000 8.450%,  11/15/2026
b
104,064
Blue Owl Credit Income
Corporation
170,000 4.700%,  2/8/2027 160,655
Blue Owl Technology Finance
Corporation
90,000 4.750%,  12/15/2025
b
86,302
Blue Owl Technology Finance
Corporation II
130,000 6.750%,  4/4/2029
b
125,267
BNP Paribas SA
340,000 3.132%,  1/20/2033
b,d
281,902
BPCE SA
315,000 3.500%,  10/23/2027
b
291,577
Bread Financial Holdings, Inc.
42,000 9.750%,  3/15/2029
b
43,678
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
24,000 4.500%,  4/1/2027
b
21,315
Burford Capital Global Finance,
LLC
82,000 9.250%,  7/1/2031
b
85,416
Camden Property Trust
150,000 3.150%,  7/1/2029 134,024
Canadian Imperial Bank of
Commerce
204,000 5.001%,  4/28/2028 199,909
Capital One Financial Corporation
200,000 4.200%,  10/29/2025 194,918
225,000 2.636%,  3/3/2026
d
218,646
46,000 5.700%,  2/1/2030
d
45,364
Castlelake Aviation Finance DAC
56,000 5.000%,  4/15/2027
b
53,893
Centene Corporation
467,000 2.625%,  8/1/2031 373,666
Charles Schwab Corporation
287,000 2.450%,  3/3/2027 264,362
136,000 6.136%,  8/24/2034
d
137,901
Chubb INA Holdings, LLC
138,000 4.350%,  11/3/2045 115,633
Citigroup, Inc.
207,000 0.981%,  5/1/2025
d
207,000
370,000 4.400%,  6/10/2025 364,357
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
$ 160,000 3.200%,  10/21/2026 $ 151,067
240,000 3.668%,  7/24/2028
d
226,146
120,000 4.125%,  7/25/2028 113,015
225,000 3.520%,  10/27/2028
d
209,922
82,000 5.174%,  2/13/2030
d
80,193
289,000 4.910%,  5/24/2033
d
271,228
167,000 6.174%,  5/25/2034
d
165,738
CNA Financial Corporation
99,000 5.125%,  2/15/2034 93,406
Comerica, Inc.
48,000 5.982%,  1/30/2030
d
46,612
Cooperatieve Rabobank UA
273,000 5.564%,  2/28/2029
b,d
270,559
Corebridge Financial, Inc.
102,000 4.350%,  4/5/2042 81,777
Credit Acceptance Corporation
65,000 9.250%,  12/15/2028
b
68,916
Credit Agricole SA
187,000 6.875%,  9/23/2024
b,d,h
186,306
Credit Suisse Group AG
200,000 7.250%,  N/A
b,i
22,000
Deutsche Bank AG/New York, NY
150,000 6.819%,  11/20/2029
d
154,165
300,000 3.729%,  1/14/2032
d
246,997
Discover Bank
260,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
d
252,405
Diversified Healthcare Trust
42,000 Zero Coupon,  1/15/2026
b
36,118
Drawbridge Special Opportunities
Fund, LP
155,000 3.875%,  2/15/2026
b
146,144
Elevance Health, Inc.
250,000 3.125%,  5/15/2050 162,907
220,000 4.625%,  5/15/2042 190,311
Enact Holdings, Inc.
52,000 6.500%,  8/15/2025
b
51,953
EPR Properties
105,000 4.950%,  4/15/2028 98,679
Fairfax Financial Holdings, Ltd.
127,000 6.350%,  3/22/2054
b
125,553
Fifth Third Bancorp
95,000 6.339%,  7/27/2029
d
96,083
First Horizon Bank
165,000 5.750%,  5/1/2030
a
152,286
FirstCash, Inc.
69,000 5.625%,  1/1/2030
b
65,021
First-Citizens Bank & Trust
Company
119,000 6.125%,  3/9/2028 120,870
Five Corners Funding Trust IV
136,000 5.997%,  2/15/2053
b
136,022
Fortress Transportation and
Infrastructure Investors, LLC
35,000 9.750%,  8/1/2027
b
36,134
22,000 5.500%,  5/1/2028
b
21,115
64,000 7.000%,  5/1/2031
b
64,346
Freedom Mortgage Corporation
34,000 7.625%,  5/1/2026
b
33,847
28,000 12.000%,  10/1/2028
b
29,967

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
Freedom Mortgage Holdings, LLC
$ 29,000 9.250%,  2/1/2029
b
$ 29,154
FS KKR Capital Corporation
225,000 3.400%,  1/15/2026 212,725
GGAM Finance, Ltd.
68,000 7.750%,  5/15/2026
b
69,079
36,000 8.000%,  6/15/2028
b
37,074
29,000 6.875%,  4/15/2029
b
28,973
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
105,000 3.750%,  12/15/2027
b
89,421
goeasy, Ltd.
56,000 9.250%,  12/1/2028
b
59,127
17,000 7.625%,  7/1/2029
b
16,997
Goldman Sachs Bank USA/New
York, NY
255,000 5.283%,  3/18/2027
d
253,319
Goldman Sachs BDC, Inc.
86,000 6.375%,  3/11/2027 86,337
Goldman Sachs Group, Inc.
174,000 1.948%,  10/21/2027
d
158,875
204,000 6.484%,  10/24/2029
d
210,496
85,000 1.992%,  1/27/2032
d
67,108
510,000 3.102%,  2/24/2033
d
424,292
Healthpeak OP, LLC
47,000 3.400%,  2/1/2025 46,116
Highwoods Realty, LP
135,000 7.650%,  2/1/2034 141,876
HSBC Holdings plc
300,000 2.999%,  3/10/2026
d
292,495
350,000 3.900%,  5/25/2026 338,381
225,000 5.402%,  8/11/2033
d
217,499
HSBC USA, Inc.
203,000 5.294%,  3/4/2027 202,309
HUB International, Ltd.
100,000 7.250%,  6/15/2030
b
101,467
Huntington Bancshares, Inc./OH
165,000 5.709%,  2/2/2035
d
158,186
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
50,000 6.375%,  12/15/2025 49,104
59,000 6.250%,  5/15/2026 57,381
78,000 5.250%,  5/15/2027 71,623
Intercontinental Exchange, Inc.
100,000 4.950%,  6/15/2052 89,556
Intesa Sanpaolo SPA
43,000 4.198%,  6/1/2032
b,d
35,245
Invitation Homes Operating
Partnership, LP
170,000 2.000%,  8/15/2031 131,387
J.P. Morgan Chase & Company
106,000 1.040%,  2/4/2027
d
97,704
270,000 1.578%,  4/22/2027
d
249,154
300,000 2.947%,  2/24/2028
d
279,244
275,000 4.203%,  7/23/2029
d
260,756
175,000 2.522%,  4/22/2031
d
147,698
265,000 1.953%,  2/4/2032
d
210,264
273,000 4.586%,  4/26/2033
d
254,059
204,000 4.912%,  7/25/2033
d
193,952
135,000 5.766%,  4/22/2035
d
135,090
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
Jane Street Group/JSG Finance,
Inc.
$ 21,000 4.500%,  11/15/2029
b
$ 19,101
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
28,000 5.000%,  8/15/2028
b
25,192
Jefferson Capital Holdings, LLC
29,000 6.000%,  8/15/2026
b
28,508
72,000 9.500%,  2/15/2029
b
73,257
KeyBank NA/Cleveland, OH
169,000 5.000%,  1/26/2033 151,550
KeyCorp
100,000 3.878%,  5/23/2025
d
99,401
Kilroy Realty, LP
68,000 4.250%,  8/15/2029 60,662
58,000 6.250%,  1/15/2036 54,476
Kite Realty Group, LP
49,000 5.500%,  3/1/2034 46,743
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
36,000 4.250%,  2/1/2027
b
33,334
60,000 4.750%,  6/15/2029
b
53,547
Liberty Mutual Group, Inc.
20,000 4.125%,  12/15/2051
b,d
18,204
Lloyds Banking Group plc
203,000 5.871%,  3/6/2029
d
203,322
Macquarie Airfinance Holdings,
Ltd.
121,000 6.400%,  3/26/2029
b
120,650
Manufacturers & Traders Trust
Company
203,000 4.700%,  1/27/2028 192,186
Marsh & McLennan Companies,
Inc.
51,000 5.450%,  3/15/2053 48,310
136,000 5.400%,  9/15/2033 135,556
Massachusetts Mutual Life
Insurance Company
275,000 3.200%,  12/1/2061
b
160,164
Metropolitan Life Global Funding I
150,000 5.050%,  1/8/2034
b
144,021
Mitsubishi UFJ Financial Group,
Inc.
202,000 5.422%,  2/22/2029
d
201,162
250,000 2.048%,  7/17/2030 204,027
Molina Healthcare, Inc.
73,000 4.375%,  6/15/2028
b
67,704
Morgan Stanley
275,000 4.350%,  9/8/2026 267,510
240,000 3.591%,  7/22/2028
d
225,833
136,000 5.164%,  4/20/2029
d
133,778
350,000 3.622%,  4/1/2031
d
314,582
136,000 5.250%,  4/21/2034
d
130,499
101,000 5.831%,  4/19/2035
d
100,959
238,000 5.297%,  4/20/2037
d
222,905
MPT Operating Partnership, LP/
MPT Finance Corporation
15,000 5.250%,  8/1/2026
a
13,662
97,000 4.625%,  8/1/2029
a
72,586
Nasdaq, Inc.
150,000 3.250%,  4/28/2050 98,005

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
Nationstar Mortgage Holdings,
Inc.
$ 69,000 6.000%,  1/15/2027
b
$ 67,612
NatWest Group plc
100,000 4.445%,  5/8/2030
d
93,739
202,000 6.475%,  6/1/2034
d
202,848
Navient Corporation
21,000 5.000%,  3/15/2027 19,798
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
22,000 4.500%,  9/30/2028
b
18,766
New York Life Global Funding
206,000 4.550%,  1/28/2033
b
192,562
NNN REIT, Inc.
206,000 5.600%,  10/15/2033 202,104
Omega Healthcare Investors, Inc.
292,000 3.625%,  10/1/2029 255,127
225,000 3.375%,  2/1/2031 187,883
OneMain Finance Corporation
133,000 3.500%,  1/15/2027 122,361
187,000 3.875%,  9/15/2028 164,600
Panther Escrow Issuer, LLC
101,000 7.125%,  6/1/2031
b
101,524
Park Intermediate Holdings, LLC
110,000 4.875%,  5/15/2029
b
100,654
Pine Street Trust I
204,000 4.572%,  2/15/2029
b
190,307
PNC Financial Services Group,
Inc.
67,000 6.615%,  10/20/2027
d
68,464
272,000 4.626%,  6/6/2033
d
248,817
PRA Group, Inc.
18,000 7.375%,  9/1/2025
b
17,917
55,000 8.375%,  2/1/2028
b
53,651
Principal Life Global Funding II
179,000 1.250%,  8/16/2026
b
161,874
Prologis Targeted US Logistics
Fund, LP
135,000 5.250%,  4/1/2029
b
132,430
Prologis, LP
91,000 5.250%,  3/15/2054 83,065
Prudential Financial, Inc.
258,000 5.125%,  3/1/2052
d
238,013
Quicken Loans, LLC
53,000 3.875%,  3/1/2031
b
44,936
Realty Income Corporation
263,000 2.100%,  3/15/2028 231,704
Regency Centers, LP
190,000 4.125%,  3/15/2028 180,419
101,000 5.250%,  1/15/2034 96,567
RGA Global Funding
65,000 5.500%,  1/11/2031
b
63,947
RHP Hotel Properties, LP/RHP
Finance Corporation
17,000 4.750%,  10/15/2027 16,156
69,000 7.250%,  7/15/2028
b
70,070
RLJ Lodging Trust, LP
61,000 4.000%,  9/15/2029
b
52,905
Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
$ 105,000 3.625%,  3/1/2029
b
$ 92,501
Santander Holdings USA, Inc.
67,000 6.499%,  3/9/2029
d
67,520
58,000 6.174%,  1/9/2030
d
57,773
Santander UK Group Holdings plc
360,000 1.673%,  6/14/2027
d
328,202
Service Properties Trust
34,000 7.500%,  9/15/2025 34,251
17,000 5.250%,  2/15/2026 16,352
55,000 8.625%,  11/15/2031
b
57,763
Simon Property Group, LP
235,000 3.800%,  7/15/2050 168,489
SLM Corporation
40,000 4.200%,  10/29/2025 38,669
Societe Generale SA
132,000 4.750%,  11/24/2025
b
128,762
Standard Chartered plc
241,000 1.822%,  11/23/2025
b,d
234,958
Sumitomo Mitsui Financial Group,
Inc.
120,000 3.010%,  10/19/2026 113,034
207,000 5.710%,  1/13/2030 208,197
250,000 1.710%,  1/12/2031 195,754
Synchrony Financial
36,000 7.250%,  2/2/2033 35,127
Synovus Bank
250,000 5.625%,  2/15/2028 238,762
Toronto-Dominion Bank
156,000 5.523%,  7/17/2028 156,514
Truist Financial Corporation
133,000 6.047%,  6/8/2027
d
133,704
97,000 5.125%,  12/15/2027
d,h
86,863
170,000 5.122%,  1/26/2034
d
158,402
85,000 5.711%,  1/24/2035
d
82,491
U.S. Bancorp
136,000 5.727%,  10/21/2026
d
135,954
196,000 5.775%,  6/12/2029
d
196,388
47,000 5.836%,  6/12/2034
d
46,457
91,000 5.678%,  1/23/2035
d
88,899
UBS Group AG
350,000 2.193%,  6/5/2026
b,d
335,774
203,000 6.246%,  9/22/2029
b,d
206,025
170,000 3.091%,  5/14/2032
b,d
140,767
200,000 5.699%,  2/8/2035
b,d
193,937
United Wholesale Mortgage, LLC
22,000 5.500%,  11/15/2025
b
21,641
76,000 5.500%,  4/15/2029
b
70,603
UnitedHealth Group, Inc.
136,000 5.875%,  2/15/2053 138,472
204,000 4.750%,  5/15/2052 177,471
Vornado Realty, LP
26,000 3.400%,  6/1/2031 20,196
Wells Fargo & Company
114,000 3.000%,  4/22/2026 108,748
163,000 3.000%,  10/23/2026 153,317
204,000 3.526%,  3/24/2028
d
192,507
128,000 5.707%,  4/22/2028
d
128,089
300,000 2.393%,  6/2/2028
d
272,745
128,000 5.574%,  7/25/2029
d
127,591

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Financials (3.3%) - continued
$ 112,000 5.389%,  4/24/2034
d
$ 107,932
307,000 4.900%,  11/17/2045 262,466
Willis North America, Inc.
272,000 4.650%,  6/15/2027 264,353
XHR, LP
35,000 6.375%,  8/15/2025
b
34,961
38,000 4.875%,  6/1/2029
b
34,685
Total 35,194,421
Foreign Government (<0.1%)
NBN Company, Ltd.
225,000 2.625%,  5/5/2031
b
187,504
Total 187,504
Mortgage-Backed Securities (11.5%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
1,924,837 2.000%,  1/1/2052 1,473,032
934,082 2.000%,  5/1/2051 714,851
3,475,437 2.500%,  5/1/2051 2,781,202
1,721,921 3.500%,  5/1/2052 1,485,709
2,079,008 4.000%,  5/1/2052 1,876,022
788,122 5.000%,  7/1/2053 751,973
428,066 5.500%,  7/1/2053 417,807
1,134,033 3.500%,  8/1/2052 984,733
1,107,739 5.000%,  8/1/2053 1,061,109
2,719,938 5.500%,  9/1/2053 2,658,712
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,224,152 2.500%,  7/1/2030 1,140,077
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
1,500,000 4.500%,  5/1/2039
g
1,450,232
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,490,462 3.000%,  12/1/2036 1,343,002
1,202,428 3.000%,  8/1/2038 1,091,564
1,881,998 3.500%,  5/1/2040 1,700,821
2,172,449 2.500%,  4/1/2042 1,817,679
511,311 2.000%,  5/1/2042 418,280
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
4,529,385 3.000%,  1/1/2052 3,773,929
440,292 2.000%,  2/1/2051 337,070
700,636 2.000%,  2/1/2051 536,380
2,385,677 2.500%,  2/1/2051 1,916,176
2,700,239 2.500%,  2/1/2051 2,141,951
7,513,070 2.000%,  3/1/2051 5,699,147
734,003 2.000%,  3/1/2051 557,791
3,272,344 4.000%,  3/1/2051 2,985,226
4,703,834 3.000%,  3/1/2052 3,899,242
4,952,840 2.000%,  4/1/2051 3,764,865
2,777,734 3.000%,  4/1/2051 2,310,508
2,913,536 3.000%,  5/1/2050 2,446,007
828,137 2.000%,  5/1/2051 630,792
2,218,964 3.000%,  5/1/2051 1,872,500
1,828,691 3.000%,  6/1/2050 1,551,794
818,309 4.000%,  6/1/2052 733,419
Principal
Amount Long-Term Fixed Income (37.0%) Value
Mortgage-Backed Securities (11.5%) -
continued
$ 513,590 5.000%,  6/1/2053 $ 490,796
4,012,873 2.500%,  7/1/2051 3,222,998
1,161,694 3.500%,  7/1/2051 1,017,784
2,262,307 4.000%,  7/1/2052 2,027,749
904,620 2.500%,  8/1/2050 733,580
2,423,727 3.500%,  8/1/2050 2,128,834
2,834,163 3.500%,  8/1/2052 2,445,671
3,730,193 4.500%,  8/1/2052 3,453,775
1,457,282 5.000%,  8/1/2053 1,392,608
714,091 2.500%,  9/1/2051 574,086
838,263 3.500%,  9/1/2052 729,484
1,864,809 3.500%,  9/1/2052 1,622,739
1,262,251 5.000%,  9/1/2052 1,199,007
1,139,639 4.500%,  9/1/2053 1,058,576
1,671,190 4.500%,  9/1/2053 1,543,414
2,570,269 4.000%,  10/1/2052 2,308,838
822,503 2.000%,  11/1/2051 627,364
1,126,169 3.500%,  11/1/2052 984,327
3,313,341 2.000%,  12/1/2050 2,531,994
4,683,877 2.500%,  12/1/2051 3,752,962
2,140,100 4.500%,  12/1/2052 1,988,025
4,350,000 5.500%,  5/1/2041
g
4,221,897
1,900,000 6.000%,  5/1/2041
g
1,882,336
3,550,000 3.000%,  5/1/2049
g
2,930,838
6,200,000 3.500%,  5/1/2049
g
5,343,400
2,800,000 4.000%,  5/1/2049
g
2,504,110
1,350,000 4.500%,  5/1/2049
g
1,243,909
6,975,000 5.000%,  5/1/2049
g
6,608,866
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
4,721,069 2.500%,  3/1/2062 3,670,198
1,248,322 3.500%,  7/1/2061 1,057,924
1,312,836 4.000%,  12/1/2061 1,159,949
Total 124,781,640
Technology (0.7%)
Advanced Micro Devices, Inc.
136,000 4.393%,  6/1/2052 113,083
Analog Devices, Inc.
350,000 2.950%,  10/1/2051 222,506
Apple, Inc.
183,000 2.650%,  2/8/2051 112,283
432,000 3.750%,  9/12/2047 334,414
Boost Newco Borrower, LLC
88,000 7.500%,  1/15/2031
b
90,824
Broadcom, Inc.
86,000 3.469%,  4/15/2034
b
71,254
272,000 3.137%,  11/15/2035
b
211,085
200,000 3.187%,  11/15/2036
b
153,359
125,000 4.926%,  5/15/2037
b
114,152
Central Parent, Inc./CDK Global,
Inc.
43,000 7.250%,  6/15/2029
b
43,471
Cisco Systems, Inc.
67,000 5.300%,  2/26/2054 64,469
68,000 4.950%,  2/26/2031 66,882
Clarivate Science Holdings
Corporation
38,000 3.875%,  7/1/2028
b
34,603
Cloud Software Group, Inc.
188,000 6.500%,  3/31/2029
b
178,309

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Technology (0.7%) - continued
Consensus Cloud Solutions, Inc.
$ 18,000 6.000%,  10/15/2026
a,b
$ 17,066
CoreLogic, Inc.
22,000 4.500%,  5/1/2028
b
19,035
Dell International, LLC/EMC
Corporation
134,000 6.020%,  6/15/2026 134,778
Dell, Inc.
123,000 6.500%,  4/15/2038 128,219
Dye & Durham, Ltd.
54,000 8.625%,  4/15/2029
b
54,528
Fiserv, Inc.
77,000 2.250%,  6/1/2027 69,964
139,000 2.650%,  6/1/2030 118,298
134,000 5.350%,  3/15/2031 132,089
119,000 5.600%,  3/2/2033 117,900
Gen Digital, Inc.
3,000 6.750%,  9/30/2027
b
3,011
43,000 7.125%,  9/30/2030
a,b
43,444
Global Payments, Inc.
131,000 5.950%,  8/15/2052 125,200
204,000 5.300%,  8/15/2029 199,331
II-VI, Inc.
33,000 5.000%,  12/15/2029
b
30,444
Intel Corporation
133,000 5.600%,  2/21/2054 125,154
Iron Mountain, Inc.
125,000 4.875%,  9/15/2027
b
119,290
55,000 5.000%,  7/15/2028
b
51,831
10,000 4.875%,  9/15/2029
b
9,228
80,000 5.250%,  7/15/2030
b
74,251
106,000 4.500%,  2/15/2031
b
93,494
KLA Corporation
204,000 3.300%,  3/1/2050 139,754
Marvell Technology, Inc.
34,000 5.950%,  9/15/2033 34,202
Mastercard, Inc.
140,000 3.950%,  2/26/2048 111,882
Microchip Technology, Inc.
29,000 5.050%,  3/15/2029 28,503
Micron Technology, Inc.
73,000 5.300%,  1/15/2031 71,631
Microsoft Corporation
89,000 3.041%,  3/17/2062 56,798
226,000 2.500%,  9/15/2050
b
135,696
201,000 3.700%,  8/8/2046 159,356
NCR Atleos Corporation
29,000 9.500%,  4/1/2029
b
30,827
NCR Voyix Corporation
105,000 5.125%,  4/15/2029
b
96,486
Neptune Bidco US, Inc.
73,000 9.290%,  4/15/2029
b
68,903
Newfold Digital Holdings Group,
Inc.
22,000 11.750%,  10/15/2028
b
23,633
NXP BV/NXP Funding, LLC
110,000 5.550%,  12/1/2028 109,789
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
80,000 4.300%,  6/18/2029 75,519
180,000 3.250%,  5/11/2041 126,910
Principal
Amount Long-Term Fixed Income (37.0%) Value
Technology (0.7%) - continued
Open Text Corporation
$ 71,000 3.875%,  12/1/2029
b
$ 62,139
115,000 4.125%,  2/15/2030
b
101,003
Oracle Corporation
136,000 6.900%,  11/9/2052 147,653
225,000 3.850%,  7/15/2036 184,329
408,000 4.000%,  7/15/2046 302,269
Pitney Bowes, Inc.
18,000 6.875%,  3/15/2027
a,b
16,223
PTC, Inc.
58,000 3.625%,  2/15/2025
b
56,807
70,000 4.000%,  2/15/2028
b
64,849
RingCentral, Inc.
70,000 8.500%,  8/15/2030
b
71,226
Rocket Software, Inc.
43,000 9.000%,  11/28/2028
b,g
43,163
Roper Technologies, Inc.
165,000 1.750%,  2/15/2031 129,539
S&P Global, Inc.
34,000 5.250%,  9/15/2033
b
33,694
Seagate HDD Cayman
41,000 8.500%,  7/15/2031
b
43,776
79,925 9.625%,  12/1/2032 89,656
Sensata Technologies, Inc.
80,000 3.750%,  2/15/2031
b
67,606
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
30,000 4.625%,  11/1/2026
b
28,885
SS&C Technologies, Inc.
102,000 5.500%,  9/30/2027
b
99,146
Texas Instruments, Inc.
136,000 5.050%,  5/18/2063 123,201
UKG, Inc.
72,000 6.875%,  2/1/2031
b
72,137
Viavi Solutions, Inc.
78,000 3.750%,  10/1/2029
b
65,498
Visa, Inc.
280,000 2.700%,  4/15/2040 198,418
VMware, LLC
108,000 4.650%,  5/15/2027 104,993
200,000 2.200%,  8/15/2031 158,112
Xerox Holdings Corporation
9,000 5.000%,  8/15/2025
b
8,744
101,000 5.500%,  8/15/2028
b
87,639
Total 7,107,843
Transportation (0.2%)
Air Canada
35,000 3.875%,  8/15/2026
b
33,202
American Airlines Group, Inc.
24,000 3.750%,  3/1/2025
b
23,351
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
192,000 5.500%,  4/20/2026
b
189,773
34,575 5.750%,  4/20/2029
b
33,390
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
44,000 5.375%,  3/1/2029
b
39,137
Burlington Northern Santa Fe, LLC
168,000 2.875%,  6/15/2052 103,421

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Transportation (0.2%) - continued
$ 130,000 5.750%,  5/1/2040 $ 131,342
136,000 4.450%,  3/15/2043 116,091
Canadian Pacific Railway
Company
136,000 4.700%,  5/1/2048 114,383
CSX Corporation
165,000 3.800%,  4/15/2050 122,590
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
285,000 4.750%,  10/20/2028
b
275,903
ERAC USA Finance, LLC
136,000 5.400%,  5/1/2053
b
127,857
Hawaiian Brand Intellectual
Property, Ltd.
56,000 5.750%,  1/20/2026
b
52,522
Hertz Corporation
23,000 5.000%,  12/1/2029
a,b
15,794
Mileage Plus Holdings, LLC
221,000 6.500%,  6/20/2027
b
221,373
Penske Truck Leasing Company,
LP/PTL Finance Corporation
127,000 5.750%,  5/24/2026
b
127,039
Rand Parent, LLC
72,000 8.500%,  2/15/2030
a,b
71,202
RXO, Inc.
84,000 7.500%,  11/15/2027
b
85,100
Southwest Airlines Company
189,000 2.625%,  2/10/2030 160,390
Stena International SA
57,000 7.250%,  1/15/2031
b
57,046
Union Pacific Corporation
272,000 2.973%,  9/16/2062 158,033
United Airlines, Inc.
77,000 4.375%,  4/15/2026
b
74,065
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
20,000 7.875%,  5/1/2027
b
17,786
90,000 6.375%,  2/1/2030
a,b
69,645
Total 2,420,435
U.S. Government & Agencies (12.3%)
U.S. Treasury Bonds
756,000 3.625%,  5/15/2053 617,912
4,000,000 1.625%,  11/15/2050 2,090,312
2,300,000 4.750%,  11/15/2053 2,288,141
2,190,000 5.250%,  11/15/2028 2,233,458
550,000 4.375%,  5/15/2040 524,219
7,335,000 1.375%,  11/15/2040 4,445,125
2,000,000 3.000%,  5/15/2042 1,544,766
264,000 3.375%,  5/15/2044 212,231
4,999,000 2.500%,  5/15/2046 3,379,988
7,300,000 2.875%,  5/15/2049 5,187,277
U.S. Treasury Notes
7,150,000 1.250%,  8/31/2024 7,052,805
2,540,000 2.250%,  11/15/2024 2,498,055
1,090,000 2.125%,  11/30/2024 1,069,722
950,000 1.375%,  1/31/2025 922,678
9,700,000 3.875%,  3/31/2025 9,581,118
5,000,000 0.250%,  8/31/2025 4,685,352
5,900,000 5.000%,  8/31/2025 5,884,789
2,500,000 4.250%,  12/31/2025 2,464,941
7,440,000 2.625%,  1/31/2026 7,133,100
Principal
Amount Long-Term Fixed Income (37.0%) Value
U.S. Government & Agencies (12.3%) -
continued
$ 3,610,000 0.500%,  2/28/2026 $ 3,323,174
9,300,000 2.500%,  2/28/2026 8,883,316
20,100,000 4.625%,  2/28/2026 19,944,539
4,200,000 0.500%,  4/30/2027 3,693,047
2,285,000 2.250%,  11/15/2027 2,094,970
4,700,000 3.875%,  12/31/2027 4,551,289
1,700,000 0.750%,  1/31/2028 1,465,254
3,400,000 3.500%,  1/31/2028 3,247,133
3,200,000 3.625%,  3/31/2028 3,066,750
5,450,000 2.875%,  5/15/2028 5,071,055
1,800,000 3.750%,  12/31/2028 1,725,609
5,095,000 1.375%,  11/15/2031 4,030,225
5,025,000 4.125%,  11/15/2032 4,824,785
3,300,000 4.500%,  11/15/2033 3,251,531
Total 132,988,666
Utilities (0.7%)
AES Corporation
271,000 3.950%,  7/15/2030
b
241,710
Ameren Illinois Company
150,000 4.500%,  3/15/2049 124,895
American Electric Power
Company, Inc.
132,000 5.200%,  1/15/2029 129,882
119,000 5.625%,  3/1/2033 116,322
American Water Capital
Corporation
133,000 5.450%,  3/1/2054 125,439
Appalachian Power Company
85,000 3.300%,  6/1/2027 79,296
Atmos Energy Corporation
102,000 5.900%,  11/15/2033 104,674
Berkshire Hathaway Energy
Company
228,000 4.500%,  2/1/2045 193,118
Calpine Corporation
78,000 4.500%,  2/15/2028
b
72,842
CenterPoint Energy Resources
Corporation
250,000 1.750%,  10/1/2030 199,809
CenterPoint Energy, Inc.
42,000 4.250%,  11/1/2028 39,362
Commonwealth Edison Company
205,000 3.700%,  3/1/2045 152,250
Consolidated Edison Company of
New York, Inc.
69,000 4.500%,  12/1/2045 57,382
325,000 4.125%,  5/15/2049 251,113
Constellation Energy Generation,
LLC
68,000 6.125%,  1/15/2034 69,582
Consumers Energy Company
175,000 4.350%,  4/15/2049 144,255
DTE Electric Company
115,000 3.700%,  3/15/2045 86,704
145,000 3.700%,  6/1/2046 106,930
Duke Energy Carolinas, LLC
215,000 3.700%,  12/1/2047 154,341
Duke Energy Indiana, LLC
185,000 3.750%,  5/15/2046 135,898

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (37.0%) Value
Utilities (0.7%) - continued
Edison International
$ 193,000 5.750%,  6/15/2027 $ 192,994
Eversource Energy
169,000 4.750%,  5/15/2026 165,899
Exelon Corporation
200,000 4.700%,  4/15/2050 166,324
263,000 4.450%,  4/15/2046 212,898
FirstEnergy Corporation
170,000 5.100%,  7/15/2047 141,374
Georgia Power Company
116,000 4.950%,  5/17/2033 110,433
67,000 5.250%,  3/15/2034 65,181
ITC Holdings Corporation
80,000 5.300%,  7/1/2043 72,193
Jersey Central Power & Light
Company
150,000 2.750%,  3/1/2032
b
121,830
MidAmerican Energy Company
154,000 5.850%,  9/15/2054 154,903
National Rural Utilities Cooperative
Finance Corporation
84,000 3.700%,  3/15/2029 78,003
NextEra Energy Capital Holdings,
Inc.
135,000 5.749%,  9/1/2025 135,086
NextEra Energy Operating
Partners, LP
131,000 3.875%,  10/15/2026
b
122,551
NiSource Finance Corporation
255,000 5.650%,  2/1/2045 238,814
NRG Energy, Inc.
29,000 3.375%,  2/15/2029
b
25,432
204,000 4.450%,  6/15/2029
b
189,326
40,000 5.250%,  6/15/2029
b
37,832
Pacific Gas and Electric Company
175,000 3.300%,  12/1/2027 160,750
135,000 5.550%,  5/15/2029 133,514
126,000 4.550%,  7/1/2030 116,950
135,000 6.950%,  3/15/2034 142,672
66,000 5.800%,  5/15/2034 64,443
PG&E Corporation
94,000 5.000%,  7/1/2028 89,566
PPL Electric Utilities Corporation
132,000 3.950%,  6/1/2047 101,589
Public Service Company of
Colorado
171,000 4.500%,  6/1/2052 136,308
Public Service Enterprise Group,
Inc.
135,000 5.875%,  10/15/2028 136,305
San Diego Gas & Electric
Company
270,000 4.150%,  5/15/2048 212,470
Southern California Edison
Company
175,000 4.000%,  4/1/2047 130,976
Southern Company
272,000 5.113%,  8/1/2027 268,049
Southern Company Gas Capital
Corporation
145,000 4.400%,  5/30/2047 115,072
Principal
Amount Long-Term Fixed Income (37.0%) Value
Utilities (0.7%) - continued
Southwestern Electric Power
Company
$ 136,000 3.900%,  4/1/2045 $ 98,211
Talen Energy Supply, LLC
66,000 8.625%,  6/1/2030
b
69,830
TerraForm Power Operating, LLC
155,000 5.000%,  1/31/2028
b
144,641
Virginia Electric and Power
Company
48,000 5.350%,  1/15/2054 44,520
125,000 4.600%,  12/1/2048 103,315
Vistra Corporation
35,000 7.000%,  12/15/2026
b,d,h
34,572
Vistra Operations Company, LLC
190,000 5.125%,  5/13/2025
b
187,151
217,000 5.000%,  7/31/2027
b
206,525
Xcel Energy, Inc.
102,000 4.600%,  6/1/2032 93,590
Total 7,607,896
Total Long-Term Fixed Income
(cost $435,920,558) 399,422,403
Shares Common Stock ( 10.5% ) Value
Communications Services (0.6%)
6,496 Alphabet, Inc., Class A
j
1,057,419
5,911 Alphabet, Inc., Class C
j
973,187
3,764 Altice USA, Inc.
j
7,265
1,292 AMC Networks, Inc.
j
13,721
470 Bandwidth, Inc.
j
8,554
12,018 Cargurus, Inc.
j
269,924
1,619 Cogent Communications Holdings 103,907
2,929 Comcast Corporation 111,624
946 E.W. Scripps Company
j
3,557
3,842 Electronic Arts, Inc. 487,242
1,686 Emerald Holding, Inc.
j
9,695
499 Entravision Communications
Corporation
a
1,043
2,714 iHeartMedia, Inc.
j
5,699
832 Imax Corporation
j
13,320
6,104 Integral Ad Science Holding
Corporation
j
58,537
458 Interpublic Group of Companies,
Inc. 13,942
969 Iridium Communications, Inc. 29,836
406 Liberty Global, Ltd., Class A
j
6,453
1,458 Liberty Latin America, Ltd., Class
A
j
11,008
263 Liberty Media Corporation-Liberty
Live Group
j
9,815
104 Live Nation Entertainment, Inc.
j
9,247
10,935 Lumen Technologies, Inc.
a,j
13,013
220 Match Group, Inc.
j
6,780
3,243 Meta Platforms, Inc. 1,395,041
799 Netflix, Inc.
j
439,961
85 Omnicom Group, Inc. 7,891
6,512 Pinterest, Inc.
j
217,826
11,650 QuinStreet, Inc.
j
210,749
705 Roku, Inc.
j
40,650
486 Sinclair, Inc. 5,978
431 TechTarget, Inc.
j
11,853
1,177 Telephone and Data Systems, Inc. 18,420
3,335 Trade Desk, Inc.
j
276,305

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Communications Services (0.6%) - continued
4,346 Verizon Communications, Inc. $ 171,624
963 Warner Brothers Discovery, Inc.
j
7,088
301 Windstream Services, LLC
j
3,687
Total 6,031,861
Consumer Discretionary (1.1%)
26 Adient plc
j
777
13,093 Amazon.com, Inc.
j
2,291,275
192 American Axle & Manufacturing
Holdings, Inc.
j
1,409
2,606 American Eagle Outfitters, Inc. 63,222
488 Aptiv plc
j
34,648
1,143 Autoliv, Inc. 136,920
137 Beazer Homes USA, Inc.
j
3,840
182 Best Buy Company, Inc. 13,403
2,439 Boot Barn Holdings, Inc.
j
259,680
1,416 Brunswick Corporation 114,186
525 Buckle, Inc. 19,630
43 Carvana Company
j
3,566
6 Cavco Industries, Inc.
j
2,185
124 Chipotle Mexican Grill, Inc.
j
391,790
3,000 Columbia Sportswear Company 238,890
26 Container Store Group, Inc.
j
22
6,846 Cooper-Standard Holdings, Inc.
j
105,634
167 Coursera, Inc.
j
1,707
604 Crocs, Inc.
j
75,120
182 Culp, Inc.
j
830
2,665 Dana, Inc. 33,126
58 Darden Restaurants, Inc. 8,898
207 Deckers Outdoor Corporation
j
169,423
141 DoorDash, Inc.
j
18,226
11 Dorman Products, Inc.
j
962
1,467 eBay, Inc. 75,609
112 El Pollo Loco Holdings, Inc.
j
954
345 Etsy, Inc.
j
23,691
1,852 Everi Holdings, Inc.
j
15,131
392 Expedia Group, Inc.
j
52,775
1,060 Five Below, Inc.
j
155,120
33 Fox Factory Holding Corporation
j
1,284
2,595 Gap, Inc. 53,249
537 Garmin, Ltd. 77,580
3,662 Gentex Corporation 125,607
344 Genuine Parts Company 54,080
994 Goodyear Tire & Rubber Company
j
11,888
13 Graham Holdings Company 9,118
1,304 Grand Canyon Education, Inc.
j
169,546
467 Green Brick Partners, Inc.
j
25,279
3,899 Hanesbrands, Inc.
j
17,779
183 Harley-Davidson, Inc. 6,293
4,259 Hilton Worldwide Holdings, Inc. 840,216
1,913 Home Depot, Inc. 639,363
933 Kohl's Corporation 22,336
2,623 Laureate Education, Inc. 38,034
445 Lear Corporation 56,012
502 Leggett & Platt, Inc. 9,071
150 Lennar Corporation 22,743
159 Light & Wonder, Inc.
j
14,192
2,152 LKQ Corporation 92,816
723 Lululemon Athletica, Inc.
j
260,714
65 M/I Homes, Inc.
j
7,554
2,656 McDonald's Corporation 725,194
988 Meritage Homes Corporation 163,751
9,779 Mobileye Global, Inc.
j
269,412
1,481 Modine Manufacturing Company
j
137,185
574 Mohawk Industries, Inc.
j
66,194
Shares Common Stock (10.5%) Value
Consumer Discretionary (1.1%) - continued
884 Nordstrom, Inc. $ 16,805
58 NVR, Inc.
j
431,453
592 O'Reilly Automotive, Inc.
j
599,850
396 Polaris, Inc. 33,723
625 Pool Corporation 226,581
7,101 Qurate Retail, Inc.
j
5,834
247 Ralph Lauren Corporation 40,419
505 Ross Stores, Inc. 65,423
5,298 Savers Value Village, Inc.
j
87,523
66 Shake Shack, Inc.
j
6,986
6,412 SharkNinja, Inc. 412,163
5,786 Skyline Champion Corporation
j
433,892
4,582 Starbucks Corporation 405,461
11,308 Stoneridge, Inc.
j
169,394
2,100 Tesla, Inc.
j
384,888
1,824 Texas Roadhouse, Inc. 293,263
15,834 ThredUp, Inc.
j
25,334
63 TopBuild Corporation
j
25,494
1,678 Travel + Leisure Company 73,060
1 Ulta Beauty, Inc.
j
405
253 United Parks & Resorts, Inc.
j
12,858
681 Upbound Group, Inc. 21,118
1,376 Urban Outfitters, Inc.
j
53,609
13 Visteon Corporation
j
1,438
791 Wendy's Company 15,812
112 Wingstop, Inc. 43,097
3,644 Wyndham Hotels & Resorts, Inc. 267,870
Total 12,382,892
Consumer Staples (0.4%)
10,121 Altria Group, Inc. 443,401
67 Archer-Daniels-Midland Company 3,930
639 BellRing Brands, Inc.
j
35,254
3,518 BJ's Wholesale Club Holdings,
Inc.
j
262,724
902 Casey's General Stores, Inc. 288,261
4,942 Celsius Holdings, Inc.
j
352,216
2,989 Coca-Cola Company 184,631
203 Costco Wholesale Corporation 146,749
115 Darling Ingredients, Inc.
j
4,873
88 Dollar Tree, Inc.
j
10,406
1,174 e.l.f. Beauty, Inc.
j
190,810
383 Flowers Foods, Inc. 9,552
986 J & J Snack Foods Corporation 135,368
1,795 John B. Sanfilippo & Son, Inc. 178,961
542 Kroger Company 30,016
2,496 Lancaster Colony Corporation 476,262
23 McCormick & Company, Inc. 1,749
328 PepsiCo, Inc. 57,698
5,781 Pilgrim's Pride Corporation
j
208,232
76 PriceSmart, Inc. 6,125
3,712 Procter & Gamble Company 605,798
578 Sysco Corporation 42,957
3,688 Turning Point Brands, Inc. 106,362
1,652 Tyson Foods, Inc. 100,194
507 US Foods Holding Corporation
j
25,477
8,978 Walmart, Inc. 532,844
Total 4,440,850
Energy (0.4%)
4,075 Archrock, Inc. 78,199
2,403 Baker Hughes Company 78,386
171 Cactus, Inc. 8,488
325 California Resources Corporation 17,180

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Energy (0.4%) - continued
2,679 Chesapeake Energy Corporation $ 240,789
646 Chevron Corporation 104,180
1,338 Delek US Holdings, Inc. 36,568
1,533 Devon Energy Corporation 78,459
4,733 EOG Resources, Inc. 625,371
1,359 Expro Group Holdings NV
j
25,495
2,597 Exxon Mobil Corporation 307,147
313 Gulfport Energy Corporation
j
49,676
2,377 Halliburton Company 89,066
126 International Seaways, Inc. 6,967
526 Kodiak Gas Services, Inc. 14,297
2,122 Liberty Energy, Inc. 46,684
364 Marathon Oil Corporation 9,773
5,388 Matador Resources Company 335,672
920 Murphy Oil Corporation 41,069
695 Noble Corporation plc 30,844
12,395 NOV, Inc. 229,184
937 Ovintiv, Inc. 48,087
1,467 Par Pacific Holdings, Inc.
j
45,184
725 Phillips 66 103,827
207 Pioneer Natural Resources
Company 55,749
4,661 ProPetro Holding Corporation
j
40,644
3,167 Schlumberger NV 150,369
1,696 SM Energy Company 82,239
19,263 TechnipFMC plc 493,518
1,593 TETRA Technologies, Inc.
j
6,834
939 Viper Energy, Inc. 35,832
9,722 Williams Companies, Inc. 372,936
Total 3,888,713
Financials (1.6%)
436 1st Source Corporation 21,626
329 Allstate Corporation 55,950
9,266 Ally Financial, Inc. 355,351
547 Amalgamated Financial
Corporation 13,423
206 American Express Company 48,210
327 Ameriprise Financial, Inc. 134,655
114 Ameris Bancorp 5,413
1,660 Annaly Capital Management, Inc. 31,108
8 Apollo Global Management, Inc. 867
1,230 Arch Capital Group, Ltd.
j
115,054
848 Arthur J. Gallagher & Company 199,017
835 Artisan Partners Asset
Management, Inc. 34,177
288 Associated Banc-Corp 6,068
380 Assurant, Inc. 66,272
307 Assured Guaranty, Ltd. 23,547
149 Atlantic Union Bankshares
Corporation 4,734
118 Axis Capital Holdings, Ltd. 7,237
80 Axos Financial, Inc.
j
4,049
249 Bancorp, Inc.
j
7,455
6,073 Bank of America Corporation 224,762
24 Bank of Hawaii Corporation 1,361
613 Bank of Marin Bancorp 8,803
3,159 Bank of N.T. Butterfield & Son, Ltd. 107,406
1,331 Bank of New York Mellon
Corporation 75,188
324 Bank OZK 14,467
329 BankFinancial Corporation 3,181
50 BankUnited, Inc. 1,336
519 Banner Corporation 22,644
92 Bar Harbor Bankshares 2,307
Shares Common Stock (10.5%) Value
Financials (1.6%) - continued
106 BayCom Corporation $ 2,097
618 BCB Bancorp, Inc. 5,822
2,283 Berkshire Hathaway, Inc.
j
905,735
1,743 Berkshire Hills Bancorp, Inc. 37,161
364 BlackRock, Inc. 274,689
385 Block, Inc.
j
28,105
4,887 Blue Owl Capital, Inc. 92,315
39 BOK Financial Corporation 3,460
7,390 Bridgewater Bancshares, Inc.
j
80,403
619 Brighthouse Financial, Inc.
j
29,867
680 BrightSpire Capital, Inc. 4,277
3,885 Brookline Bancorp, Inc. 32,245
2,747 Brown & Brown, Inc. 223,990
582 Business First Bancshares, Inc. 11,751
817 Byline Bancorp, Inc. 17,704
591 Cadence Bank 16,353
107 Camden National Corporation 3,341
38 Capital City Bank Group, Inc. 1,008
1,500 Capitol Federal Financial, Inc. 7,155
2,166 Carlyle Group, Inc. 97,037
1,119 Cathay General Bancorp 38,538
1,400 Cboe Global Markets, Inc. 253,610
3,143 Central Pacific Financial
Corporation 62,671
1,771 Chubb, Ltd. 440,341
463 Cincinnati Financial Corporation 53,564
1,166 Citigroup, Inc. 71,511
187 Citizens Financial Group, Inc. 6,379
516 CNB Financial Corporation 9,804
871 CNO Financial Group, Inc. 22,933
94 Coinbase Global, Inc.
j
19,169
4,534 Columbia Banking System, Inc. 85,285
468 Comerica, Inc. 23,480
448 Commerce Bancshares, Inc. 24,497
27 Community Bank System, Inc. 1,167
1,267 Community Trust Bancorp, Inc. 53,227
57 Community West Bancshares 979
229 ConnectOne Bancorp, Inc. 4,101
124 Corpay, Inc.
j
37,465
210 Cullen/Frost Bankers, Inc. 21,911
654 Customers Bancorp, Inc.
j
29,868
100 CVB Financial Corporation 1,634
255 Dime Community Bancshares, Inc. 4,641
180 Discover Financial Services 22,811
663 Eagle Bancorp, Inc. 12,259
615 East West Bancorp, Inc. 45,811
1,697 Ellington Credit Company 11,217
256 Employers Holdings, Inc. 10,903
478 Enova International, Inc.
j
28,933
47 Enterprise Bancorp, Inc./MA 1,142
1,253 Enterprise Financial Services
Corporation 47,627
258 Equity Bancshares, Inc. 8,594
51 EVERTEC, Inc. 1,914
10,712 F.N.B. Corporation 142,898
110 FactSet Research Systems, Inc. 45,858
101 Farmers National Banc
Corporation 1,195
3,019 Federated Hermes, Inc. 99,174
424 Fidelity National Information
Services, Inc. 28,798
359 Fifth Third Bancorp 13,089
854 Financial Institutions, Inc. 14,706
241 First Bancorp/Puerto Rico 4,157
1,988 First Bancshares, Inc. 47,593

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Financials (1.6%) - continued
4 First Citizens BancShares, Inc./NC $ 6,747
1,277 First Commonwealth Financial
Corporation 16,844
438 First Financial Bancorp 9,684
354 First Financial Bankshares, Inc. 10,464
345 First Financial Corporation 12,561
187 First Hawaiian, Inc. 3,944
2,226 First Horizon Corporation 33,212
148 First Internet Bancorp 4,595
863 First Interstate BancSystem, Inc. 23,042
281 First Merchants Corporation 9,391
546 First Mid-Illinois Bancshares, Inc. 16,904
1,030 First of Long Island Corporation 9,754
1,483 Fiserv, Inc.
j
226,410
47 Five Star Bancorp 1,016
1,061 Flushing Financial Corporation 11,692
402 Flywire Corporation
j
8,241
1,420 Fulton Financial Corporation 23,501
5,148 Glacier Bancorp, Inc. 186,255
555 Global Payments, Inc. 68,137
746 Great Southern Bancorp, Inc. 38,344
467 Green Dot Corporation
j
4,086
1,574 Hamilton Lane, Inc. 175,847
774 Hancock Whitney Corporation 35,132
4,143 Hanmi Financial Corporation 63,388
267 Hanover Insurance Group, Inc. 34,662
604 Hartford Financial Services Group,
Inc. 58,522
3,860 Heartland Financial USA, Inc. 162,545
1,583 Heritage Commerce Corporation 12,569
1,703 Heritage Financial Corporation 30,211
537 Home BancShares, Inc. 12,716
1,198 Hometrust Bancshares, Inc. 30,789
3,128 Hope Bancorp, Inc. 31,343
74 Horace Mann Educators
Corporation 2,728
1,163 Horizon Bancorp, Inc. 13,351
4,854 Houlihan Lokey, Inc. 618,836
641 Huntington Bancshares, Inc./OH 8,634
1,031 Independent Bank Corporation 51,797
960 Independent Bank Corporation/MI 23,818
4,255 Intercontinental Exchange, Inc. 547,874
92 International Bancshares
Corporation 5,120
4,941 Invesco, Ltd. 70,014
3,112 J.P. Morgan Chase & Company 596,695
1,213 Jack Henry & Associates, Inc. 197,343
2,626 Janus Henderson Group plc 81,984
154 Jefferies Financial Group, Inc. 6,631
2,259 Kearny Financial Corporation/MD 12,199
1,773 KeyCorp 25,691
1,674 Kinsale Capital Group, Inc. 608,081
265 KKR & Company, Inc. 24,664
452 KKR Real Estate Finance Trust,
Inc. 4,253
640 Lazard, Inc. 24,640
168 LendingTree, Inc.
j
8,109
85 M&T Bank Corporation 12,273
2,855 Marsh & McLennan Companies,
Inc. 569,373
1,304 Mastercard, Inc. 588,365
491 Mercantile Bank Corporation 17,715
2,292 MFA Financial, Inc. 24,272
11,948 MGIC Investment Corporation 242,305
123 Mid Penn Bancorp, Inc. 2,488
Shares Common Stock (10.5%) Value
Financials (1.6%) - continued
801 Midland States Bancorp, Inc. $ 17,542
2,073 MidWestOne Financial Group, Inc. 41,812
430 Moody's Corporation 159,242
1,080 Mr. Cooper Group, Inc.
j
83,376
1,670 MSCI, Inc. 777,869
51 MVB Financial Corporation 916
10,568 Nasdaq, Inc. 632,495
961 National Bank Holdings
Corporation 31,454
795 Navient Corporation 11,941
272 NCR Atleos Corporation
j
5,421
12 Nelnet, Inc. 1,130
3,739 NMI Holdings, Inc.
j
115,386
3,023 Northern Trust Corporation 249,065
704 Northfield Bancorp, Inc. 5,871
39 Northrim BanCorp, Inc. 1,864
1,644 Northwest Bancshares, Inc. 17,426
5,550 NU Holdings, Ltd./Cayman Islands
j
60,273
3,303 OceanFirst Financial Corporation 48,752
1,492 OFG Bancorp 53,876
1,000 Old National Bancorp 16,540
688 Old Republic International
Corporation 20,544
824 Old Second Bancorp, Inc. 11,289
2,205 OneMain Holdings, Inc. 114,903
1,053 Pacific Premier Bancorp, Inc. 22,640
852 PayPal Holdings, Inc.
j
57,868
205 PCB Bancorp 2,985
164 PennyMac Financial Services, Inc. 14,045
459 Peoples Bancorp, Inc./OH 13,329
266 Pinnacle Financial Partners, Inc. 20,402
109 PNC Financial Services Group,
Inc. 16,705
244 Popular, Inc. 20,738
720 Premier Financial Corporation 13,954
643 Principal Financial Group, Inc. 50,887
62 PROG Holdings, Inc. 2,061
2,384 Prosperity Bancshares, Inc. 147,736
2,786 Provident Financial Services, Inc. 40,898
255 Prudential Financial, Inc. 28,172
3,470 Radian Group, Inc. 103,649
387 Raymond James Financial, Inc. 47,214
406 Regions Financial Corporation 7,824
4,433 Rithm Capital Corporation 49,295
2,481 RLI Corporation 350,689
523 S&T Bancorp, Inc. 15,768
998 Sandy Spring Bancorp, Inc. 20,409
6,770 SEI Investments Company 446,482
96 ServisFirst Bancshares, Inc. 5,660
574 Shore Bancshares, Inc. 5,941
6 Simmons First National
Corporation 103
240 Skyward Specialty Insurance
Group, Inc.
j
8,381
95 SmartFinancial, Inc. 1,952
54 Southern First Bancshares, Inc.
j
1,394
31 Southern Missouri Bancorp, Inc. 1,243
109 Southside Bancshares, Inc. 2,906
261 SouthState Corporation 19,758
629 Stellar Bancorp, Inc. 13,964
395 StepStone Group, Inc. 14,248
46 Synchrony Financial 2,023
471 Synovus Financial Corporation 16,857
488 TPG, Inc. 21,033
3,542 Tradeweb Markets, Inc. 360,257

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Financials (1.6%) - continued
451 TriCo Bancshares $ 15,681
4,156 Triumph Financial, Inc.
j
292,416
135 Truist Financial Corporation 5,069
615 TrustCo Bank Corporation NY 16,371
1,409 Two Harbors Investment
Corporation 17,796
532 U.S. Bancorp 21,615
109 UMB Financial Corporation 8,683
356 United Bankshares, Inc. 11,556
211 United Community Banks, Inc. 5,324
690 Univest Financial Corporation 14,400
195 Unum Group 9,887
3,674 Valley National Bancorp 25,755
814 Veritex Holdings, Inc. 15,857
1,954 Virtu Financial, Inc. 42,402
965 Visa, Inc. 259,209
717 Voya Financial, Inc. 48,871
732 WaFd, Inc. 19,830
126 Walker & Dunlop, Inc. 11,545
1,363 Webster Financial Corporation 59,740
2,960 Wells Fargo & Company 175,587
741 Westamerica Bancorporation 34,494
4,826 Western Alliance Bancorp 274,262
4,384 Western Union Company 58,921
188 Willis Towers Watson plc 47,214
211 Wintrust Financial Corporation 20,391
57 WSFS Financial Corporation 2,436
2,246 Zions Bancorp NA 91,592
Total 17,142,799
Health Care (1.2%)
5,892 Abbott Laboratories 624,375
1,828 AbbVie, Inc. 297,306
954 ACADIA Pharmaceuticals, Inc.
j
15,941
5,721 Agilent Technologies, Inc. 784,006
300 Agios Pharmaceuticals, Inc.
j
9,750
1,104 Align Technology, Inc.
j
311,748
247 Amgen, Inc. 67,663
760 Amicus Therapeutics, Inc.
j
7,592
563 AMN Healthcare Services, Inc.
j
33,769
1,155 Amneal Pharmaceuticals, Inc.
j
6,988
331 Anika Therapeutics, Inc.
j
8,570
1,012 Arcellx, Inc.
j
50,620
430 Argenx SE ADR
j
161,465
74 Arvinas, Inc.
j
2,351
1,210 Ascendis Pharma AS ADR
j
167,512
7,468 Avantor, Inc.
j
180,950
583 Azenta, Inc.
j
30,584
72 Biogen, Inc.
j
15,467
23 BioMarin Pharmaceutical, Inc.
j
1,857
30 Bio-Rad Laboratories, Inc.
j
8,092
4,447 Bio-Techne Corporation 281,095
784 Bruker Corporation 61,160
991 CareDx, Inc.
j
7,690
1,610 Centene Corporation
j
117,627
716 Charles River Laboratories
International, Inc.
j
163,964
533 Chemed Corporation 302,744
334 Cooper Companies, Inc. 29,746
121 Cullinan Therapeutics, Inc.
j
3,268
1,428 Danaher Corporation 352,173
817 Deciphera Pharmaceuticals, Inc.
j
20,646
640 Definitive Healthcare Corporation
j
4,442
1,590 Denali Therapeutics, Inc.
j
24,550
3,437 Dentsply Sirona, Inc. 103,144
Shares Common Stock (10.5%) Value
Health Care (1.2%) - continued
2,628 Dexcom, Inc.
j
$ 334,781
2,754 Edwards Lifesciences Corporation
j
233,181
6,684 Elanco Animal Health, Inc.
j
87,961
645 Eli Lilly & Company 503,809
101 Enanta Pharmaceuticals, Inc.
j
1,388
5,849 Enovis Corporation
j
323,040
1,538 Exelixis, Inc.
j
36,081
2,663 Globus Medical, Inc.
j
132,591
1,668 GoodRx Holdings, Inc.
j
11,843
2,581 Haemonetics Corporation
j
237,323
5,200 Halozyme Therapeutics, Inc.
j
198,120
1,314 HealthEquity, Inc.
j
103,688
846 ICON plc
j
252,006
14 IDEXX Laboratories, Inc.
j
6,899
178 Illumina, Inc.
j
21,903
2,274 Immunocore Holdings plc ADR
j
134,348
156 Incyte Corporation
j
8,120
1,088 Inspire Medical Systems, Inc.
j
262,926
196 Intuitive Surgical, Inc.
j
72,642
101 IQVIA Holding, Inc.
j
23,409
1,266 Johnson & Johnson 183,051
127 Kymera Therapeutics, Inc.
j
4,270
253 Laboratory Corporation of America
Holdings 50,947
2,339 Legend Biotech Corporation ADR
j
102,308
14 Ligand Pharmaceuticals, Inc.
j
978
205 LivaNova plc
j
11,429
1,236 Masimo Corporation
j
166,131
7 Medpace Holdings, Inc.
j
2,718
4,697 Medtronic plc 376,887
1,168 Merck & Company, Inc. 150,929
110 Molina Healthcare, Inc.
j
37,631
462 Myriad Genetics, Inc.
j
9,041
1,223 Natera, Inc.
j
113,592
526 Novo Nordisk AS ADR 67,491
1,364 Nuvation Bio, Inc.
j
4,078
12,989 Option Care Health, Inc.
j
388,241
7,089 Paragon 28, Inc.
j
65,361
8,479 Progyny, Inc.
j
271,837
579 Prothena Corporation plc
j
11,777
396 PTC Therapeutics, Inc.
j
12,731
166 QIAGEN NV
j
7,027
756 Recursion Pharmaceuticals, Inc.
a,j
5,912
1,569 Repligen Corporation
j
257,630
916 Rocket Pharmaceuticals, Inc.
j
19,712
217 Royalty Pharma plc 6,011
1,272 Sarepta Therapeutics, Inc.
j
161,112
7,288 scPharmaceuticals, Inc.
j
32,577
787 Shockwave Medical, Inc.
j
259,860
1,205 Stryker Corporation 405,482
124 Teleflex, Inc. 25,885
1,706 Thermo Fisher Scientific, Inc. 970,236
577 UnitedHealth Group, Inc. 279,095
1,677 Veeva Systems, Inc.
j
332,985
784 Veracyte, Inc.
j
15,343
2,876 Vericel Corporation
j
131,922
1,292 Vertex Pharmaceuticals, Inc.
j
507,511
9,232 Viemed Healthcare, Inc.
j
75,610
97 West Pharmaceutical Services,
Inc. 34,676
382 Xenon Pharmaceuticals, Inc.
j
15,528
336 Zentalis Pharmaceuticals, Inc.
j
3,716
38 Zimmer Biomet Holdings, Inc. 4,571

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Health Care (1.2%) - continued
1,954 Zoetis, Inc. $ 311,155
Total 13,139,898
Industrials (1.6%)
780 A.O. Smith Corporation 64,615
67 Acuity Brands, Inc. 16,636
2,941 Advanced Drainage Systems, Inc. 461,737
2,967 AECOM 274,032
333 AGCO Corporation 38,025
5,174 Air Lease Corporation 259,942
1,085 Alight, Inc.
j
9,787
422 Allison Transmission Holdings, Inc. 31,038
3,978 AMETEK, Inc. 694,797
1,375 Armstrong World Industries, Inc. 157,960
768 Atmus Filtration Technologies, Inc.
j
23,263
2,092 Automatic Data Processing, Inc. 506,034
183 Axon Enterprise, Inc.
j
57,400
3,857 AZEK Company, Inc.
j
176,033
301 AZZ, Inc. 21,561
12,021 Badger Infrastructure Solutions,
Ltd. 392,506
1,320 Beacon Roofing Supply, Inc.
j
130,060
17 Brady Corporation 1,003
523 BWX Technologies, Inc. 50,088
566 Carlisle Companies, Inc. 219,749
1,300 Casella Waste Systems, Inc.
j
117,520
152 Caterpillar, Inc. 50,855
1,070 Cimpress plc
j
91,239
32 Columbus McKinnon Corporation 1,321
247 CSW Industrials, Inc. 58,692
21,745 CSX Corporation 722,369
237 Cummins, Inc. 66,950
943 Curtiss-Wright Corporation 238,975
532 DNOW, Inc.
j
7,507
1,063 Donaldson Company, Inc. 76,749
4 Dover Corporation 717
1,047 EMCOR Group, Inc. 373,957
22 ESCO Technologies, Inc. 2,232
17,108 ExlService Holdings, Inc.
j
496,132
732 Expeditors International of
Washington, Inc. 81,479
12,042 Fastenal Company 818,133
2,596 Ferguson plc 544,900
3,112 Flowserve Corporation 146,762
5,878 Fluor Corporation
j
237,060
846 Gates Industrial Corporation plc
j
14,907
220 Gibraltar Industries, Inc.
j
15,721
14 GMS, Inc.
j
1,295
125 Gorman-Rupp Company 4,146
1,354 Graco, Inc. 108,591
2,553 Greenbrier Companies, Inc. 126,093
154 Griffon Corporation 10,090
5,146 Helios Technologies, Inc. 232,085
178 Herc Holdings, Inc. 25,459
903 Hillman Solutions Corporation
j
8,633
18,237 Howmet Aerospace, Inc. 1,217,320
133 Huntington Ingalls Industries, Inc. 36,832
1,282 IDEX Corporation 282,630
5,282 Ingersoll Rand, Inc. 492,916
421 Interface, Inc. 6,437
236 ITT Corporation 30,524
21,170 Janus International Group, Inc.
j
305,060
38 Johnson Controls International plc 2,473
618 Kennametal, Inc. 14,542
Shares Common Stock (10.5%) Value
Industrials (1.6%) - continued
840 Kratos Defense & Security
Solutions, Inc.
j
$ 14,969
3,262 Legalzoom.com, Inc.
j
38,981
147 Leidos Holdings, Inc. 20,612
1,309 Lincoln Electric Holdings, Inc. 287,365
1,130 Lyft, Inc.
j
17,673
681 Masco Corporation 46,614
8,905 Masterbrand, Inc.
j
148,446
283 Matson, Inc. 30,502
2,098 Maximus, Inc. 168,427
1,645 Middleby Corporation
j
228,606
2,920 Miller Industries, Inc. 142,233
830 Moog, Inc. 132,028
1,053 Mueller Water Products, Inc. 16,680
101 MYR Group, Inc.
j
16,791
32 National Presto Industries, Inc. 2,624
113 Northrop Grumman Corporation 54,808
4,795 nVent Electric plc 345,576
1,622 Old Dominion Freight Line, Inc. 294,734
1,384 Oshkosh Corporation 155,382
204 Otis Worldwide Corporation 18,605
3,087 Owens Corning, Inc. 519,264
876 PACCAR, Inc. 92,952
79 Parker-Hannifin Corporation 43,048
41 Paylocity Holding Corporation
j
6,362
4,006 Pentair plc 316,835
423 Quanta Services, Inc. 109,371
1,688 Regal Rexnord Corporation 272,393
106 Republic Services, Inc. 20,320
432 Resideo Technologies, Inc.
j
8,437
591 REV Group, Inc. 12,919
753 Rockwell Automation, Inc. 204,033
310 Rush Enterprises, Inc. 13,615
587 Saia, Inc.
j
232,939
7,558 Schneider National, Inc. 156,299
1,357 Sensata Technologies Holding plc 51,987
1,025 Simpson Manufacturing Company,
Inc. 178,237
733 SiteOne Landscape Supply, Inc.
j
115,000
993 SkyWest, Inc.
j
72,519
42 Snap-On, Inc. 11,254
237 SS&C Technologies Holdings, Inc. 14,668
296 Standex International Corporation 51,172
1,819 Tennant Company 211,877
643 Terex Corporation 36,040
390 Textron, Inc. 32,990
65 Thermon Group Holdings, Inc.
j
2,075
3,575 Timken Company 318,961
117 Titan Machinery, Inc.
j
2,604
2,207 Trane Technologies plc 700,369
3,130 TransUnion 228,490
195 Trex Company, Inc.
j
17,267
1,199 Uber Technologies, Inc.
j
79,458
9 UniFirst Corporation/MA 1,441
350 United Parcel Service, Inc. 51,618
252 United Rentals, Inc. 168,333
801 Upwork, Inc.
j
9,372
832 Verra Mobility Corporation
j
19,619
94 Vertiv Holdings Company 8,742
44 Viad Corporation
j
1,517
505 Watsco, Inc. 226,099
1,397 WillScot Mobile Mini Holdings
Corporation
j
51,633
Total 17,509,354

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Information Technology (2.6%)
1,016 Adobe, Inc.
j
$ 470,235
1,050 Advanced Micro Devices, Inc.
j
166,299
1,185 Agilysys, Inc.
j
98,414
381 Ambarella, Inc.
j
17,515
6,320 Amphenol Corporation 763,266
18,246 Apple, Inc. 3,107,841
2,073 Applied Materials, Inc. 411,801
349 AppLovin Corporation
j
24,629
1,381 Arista Networks, Inc.
j
354,309
4,597 ASGN, Inc.
j
443,381
1,588 Autodesk, Inc.
j
338,006
581 Broadcom, Inc. 755,457
339 CDW Corporation 81,991
4,529 Ciena Corporation
j
209,376
8,860 Cisco Systems, Inc. 416,243
787 Clearwater Analytics Holdings,
Inc.
j
12,419
147 Coherent Corporation
j
8,031
3,442 Cohu, Inc.
j
104,361
1,530 CommScope Holding Company,
Inc.
j
1,368
134 CommVault Systems, Inc.
j
13,731
1,007 Credo Technology Group Holding,
Ltd.
j
17,995
1,052 CyberArk Software, Ltd.
j
251,691
237 Datadog, Inc.
j
29,743
1,628 Descartes Systems Group, Inc.
j
151,062
100 DocuSign, Inc.
j
5,660
529 Dolby Laboratories, Inc. 41,082
2,967 Dropbox, Inc.
j
68,716
5,983 Dynatrace Holdings, LLC
j
271,090
119 Elastic NV
j
12,164
1,116 Enphase Energy, Inc.
j
121,376
111 EPAM Systems, Inc.
j
26,114
434 F5, Inc.
j
71,745
1,544 Fabrinet
j
267,220
5,186 Flex, Ltd.
j
148,579
777 FormFactor, Inc.
j
34,646
780 Fortinet, Inc.
j
49,280
2 Gartner, Inc.
j
825
7,633 Gilat Satellite Networks, Ltd.
j
37,783
4,263 Gitlab, Inc.
j
223,680
937 Globant SA
j
167,339
2,902 GoDaddy, Inc.
j
355,147
6,266 Grid Dynamics Holdings, Inc.
j
61,219
5,468 Guidewire Software, Inc.
j
603,667
1,454 Hackett Group, Inc. 31,537
290 Hewlett Packard Enterprise
Company 4,930
18 HP, Inc. 506
489 HubSpot, Inc.
j
295,781
405 Insight Enterprises, Inc.
j
73,941
258 IPG Photonics Corporation
j
21,667
301 Itron, Inc.
j
27,728
11,311 JFrog, Ltd.
j
451,083
344 Keysight Technologies, Inc.
j
50,891
558 KLA Corporation 384,624
8,158 Knowles Corporation
j
129,141
464 Lam Research Corporation 415,006
6,065 Lattice Semiconductor
Corporation
j
416,059
1,035 Littelfuse, Inc. 238,712
285 LiveRamp Holding, Inc.
j
9,151
3,151 Marvell Technology, Inc. 207,682
19 Microchip Technology, Inc. 1,748
Shares Common Stock (10.5%) Value
Information Technology (2.6%) - continued
9,650 Microsoft Corporation $ 3,757,035
283 MKS Instruments, Inc. 33,671
587 MongoDB, Inc.
j
214,361
484 Monolithic Power Systems, Inc. 323,956
267 Motorola Solutions, Inc. 90,553
1,263 NetApp, Inc. 129,091
483 NICE, Ltd. ADR
j
107,955
761 Nova, Ltd.
j
129,294
3,259 NVIDIA Corporation 2,815,841
44 Okta, Inc.
j
4,091
687 ON Semiconductor Corporation
j
48,200
1,353 Onto Innovation, Inc.
j
250,968
36 OSI Systems, Inc.
j
4,732
1,049 Palo Alto Networks, Inc.
j
305,144
2,368 PDF Solutions, Inc.
j
71,229
1,800 Plexus Corporation
j
181,818
86 Procore Technologies, Inc.
j
5,884
1,854 PTC, Inc.
j
328,974
874 Q2 Holdings, Inc.
j
44,915
100 Qorvo, Inc.
j
11,684
5,778 QUALCOMM, Inc. 958,281
376 Rapid7, Inc.
j
16,845
2,038 Salesforce, Inc. 548,100
594 ServiceNow, Inc.
j
411,838
590 Shopify, Inc.
j
41,418
1,525 Silicon Laboratories, Inc.
j
185,272
321 Skyworks Solutions, Inc. 34,215
1,266 SolarWinds Corporation 13,951
3,550 Sprout Social, Inc.
j
179,098
728 SPS Commerce, Inc.
j
126,577
584 Synopsys, Inc.
j
309,865
2,167 TE Connectivity, Ltd. 306,587
44 Teledyne Technologies, Inc.
j
16,785
313 Tenable Holdings, Inc.
j
14,076
160 Teradata Corporation
j
5,936
7,338 Trimble, Inc.
j
440,794
24,981 TTM Technologies, Inc.
j
372,966
825 Tyler Technologies, Inc.
j
380,779
1,349 Unisys Corporation
j
7,325
341 Universal Display Corporation 53,871
531 Upland Software, Inc.
j
1,147
6,835 Varonis Systems, Inc.
j
299,031
1,139 VeriSign, Inc.
j
193,038
1,552 Viavi Solutions, Inc.
j
12,261
1,149 Vishay Intertechnology, Inc. 26,588
1,868 Vontier Corporation 75,897
2,450 Workiva, Inc.
j
193,060
317 Xerox Holdings Corporation 4,213
Total 27,665,893
Materials (0.4%)
448 Albemarle Corporation
a
53,899
2,803 Alcoa Corporation 98,497
134 AptarGroup, Inc. 19,347
32 Avery Dennison Corporation 6,953
867 Avient Corporation 36,778
1,702 Axalta Coating Systems, Ltd.
j
53,511
2,058 Ball Corporation 143,175
144 Berry Plastics Group, Inc. 8,156
1,173 Carpenter Technology Corporation 100,526
308 Celanese Corporation 47,312
2,527 Chemours Company 67,597
2,458 Cleveland-Cliffs, Inc.
j
41,540
556 Eagle Materials, Inc. 139,395
1,275 Eastman Chemical Company 120,411

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (10.5%) Value
Materials (0.4%) - continued
60 Ecolab, Inc. $ 13,569
966 Greif, Inc. 59,197
319 Huntsman Corporation 7,611
3,664 Ingevity Corporation
j
187,377
468 Innospec, Inc. 56,160
10,019 Ivanhoe Mines, Ltd.
j
135,804
457 Kaiser Aluminum Corporation 41,354
2,101 Linde plc 926,457
690 Louisiana-Pacific Corporation 50,501
44 LyondellBasell Industries NV 4,399
528 Martin Marietta Materials, Inc. 309,973
433 Metallus, Inc.
j
8,903
223 Minerals Technologies, Inc. 16,254
1,951 Mosaic Company 61,242
155 Myers Industries, Inc. 3,395
279 Nucor Corporation 47,020
887 O-I Glass, Inc.
j
13,270
496 Orion SA 11,735
120 PPG Industries, Inc. 15,480
32 Quaker Chemical Corporation 5,969
508 Radius Recycling, Inc. 8,849
8,076 Ranpak Holdings Corporation
j
58,470
54 Reliance, Inc. 15,375
1,602 RPM International, Inc. 171,270
1,287 Steel Dynamics, Inc. 167,464
2,767 Summit Materials, Inc.
j
107,636
1,164 SunCoke Energy, Inc. 12,001
160 TriMas Corporation 4,158
2,022 Trinseo plc 5,277
13,871 Tronox Holdings plc 235,668
619 United States Lime & Minerals, Inc. 191,890
1,285 United States Steel Corporation 46,903
239 Vulcan Materials Company 61,574
Total 3,999,302
Real Estate (0.4%)
2,846 Acadia Realty Trust 49,179
6,076 Agree Realty Corporation 347,669
669 Alexandria Real Estate Equities,
Inc. 77,517
45 Anywhere Real Estate, Inc.
j
219
1,630 AvalonBay Communities, Inc. 308,999
508 Brixmor Property Group, Inc. 11,227
2,433 CareTrust REIT, Inc. 60,144
1,993 CBRE Group, Inc.
j
173,172
6,346 Compass, Inc.
j
19,990
3,402 CoStar Group, Inc.
j
311,385
21,346 Cushman and Wakefield plc
j
205,989
942 DigitalBridge Group, Inc. 15,486
3,144 Douglas Elliman, Inc.
j
4,276
1,894 EastGroup Properties, Inc. 294,252
2,384 EPR Properties 96,767
22 Equinix, Inc. 15,644
7,506 Equity Commonwealth
j
140,512
506 Equity Residential 32,586
16,717 Essential Properties Realty Trust,
Inc. 440,326
106 Essex Property Trust, Inc. 26,103
304 Extra Space Storage, Inc. 40,821
800 First Industrial Realty Trust, Inc. 36,336
567 FirstService Corporation 83,349
2,724 Four Corners Property Trust, Inc. 63,878
1,473 Getty Realty Corporation 39,918
321 Howard Hughes Holdings, Inc.
j
20,916
9,141 Independence Realty Trust, Inc. 144,154
Shares Common Stock (10.5%) Value
Real Estate (0.4%) - continued
1,149 Industrial Logistics Properties Trust $ 4,044
962 Invitation Homes, Inc. 32,900
5,795 LXP Industrial Trust 48,388
7,960 National Storage Affiliates Trust 278,918
2,923 NetSTREIT Corporation 49,253
1,549 NNN REIT, Inc. 62,781
844 Park Hotels & Resorts, Inc. 13,614
299 Peakstone Realty Trust 4,177
1,948 Pebblebrook Hotel Trust 28,304
7,118 Phillips Edison and Company, Inc. 232,759
471 Plymouth Industrial REIT, Inc. 9,834
1,181 Retail Opportunity Investments
Corporation 14,491
1,540 RLJ Lodging Trust 16,940
181 RMR Group, Inc. 4,293
796 Sabra Health Care REIT, Inc. 11,080
1,381 SBA Communications Corporation 257,032
5,091 STAG Industrial, Inc. 175,079
716 Tanger, Inc. 20,299
5,760 Terreno Realty Corporation 313,056
2,995 UDR, Inc. 114,050
243 Ventas, Inc. 10,760
47 Welltower, Inc. 4,478
887 Zillow Group, Inc., Class A
j
37,254
610 Zillow Group, Inc., Class C
j
25,968
Total 4,830,566
Utilities (0.2%)
1,147 ALLETE, Inc. 67,925
1,553 Alliant Energy Corporation 77,339
1,446 American Water Works Company,
Inc. 176,875
2,691 CenterPoint Energy, Inc. 78,416
2,825 Clearway Energy, Inc., Class A 61,331
3,368 Clearway Energy, Inc., Class C 78,744
13,214 Evergy, Inc. 693,074
924 Eversource Energy 56,013
2,959 NiSource, Inc. 82,438
955 Northwestern Energy Group, Inc. 48,170
2,176 PNM Resources, Inc. 80,642
6,226 Portland General Electric
Company 269,150
1,318 Spire, Inc. 81,439
9,777 UGI Corporation 249,900
10,109 Xcel Energy, Inc. 543,157
Total 2,644,613
Total Common Stock
(cost $87,308,444) 113,676,741
Shares Private Equity Funds ( 0.4% ) Value
Secondary (0.4%)
1 ASF IX, LP
*,j,k
837,256
1 Crown Global Secondaries VI
Feeder SA, SICAV-RAIF
*,j,k
164,707
1 LCP X (Offshore), LP
*,j,k
3,730,014
Total 4,731,977
Total Private Equity Funds
(cost $3,647,430) 4,731,977

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Collateral Held for Securities
Loaned ( 0.4% ) Value
4,807,240 Thrivent Cash Management Trust $ 4,807,240
Total Collateral Held for
Securities Loaned
(cost $4,807,240) 4,807,240
Shares or
Principal
Amount Short-Term Investments ( 12.7% ) Value
Federal Home Loan Bank Discount
Notes
100,000 5.240%, 5/3/2024
l,m
99,956
1,200,000 5.210%, 5/21/2024
l,m
1,196,307
400,000 5.240%, 5/31/2024
l,m
398,183
1,800,000 5.220%, 6/20/2024
l,m
1,786,549
4,600,000 5.228%, 7/10/2024
l,m
4,552,779
Thrivent Core Short-Term Reserve
Fund
12,888,756 5.580% 128,887,562
Total Short-Term Investments
(cost $136,884,847) 136,921,336
Total Investments (cost
$1,017,218,326) 102.3% $1,105,763,790
Other Assets and Liabilities, Net
(2.3%) (25,001,930)
Total Net Assets 100.0% $1,080,761,860
a All or a portion of the security is on loan.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $55,304,740 or 5.1% of
total net assets.
c Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
d Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
e Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
f All or a portion of the security is insured or guaranteed.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Non-income producing security.
k Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held in
Moderately Conservative Allocation Fund as of April 30,
2024 was $4,731,977 or 0.44% of total net assets. The
following table indicates the acquisition date and cost of
restricted securities shown in the schedule as of April 30,
2024.
Security
Acquisition
Date Cost
ASF IX, LP  3/18/2024 $ 589,447
Crown Global Secondaries VI
Feeder SA, SICAV-RAIF  2/15/2024 112,000
LCP X (Offshore), LP  10/25/2023 2,945,983
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Moderately Conservative
Allocation Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 2,154,208
Common Stock 2,466,620
Total lending $4,620,828
Gross amount payable upon return of
collateral for securities loaned $4,807,240
Net amounts due to counterparty $186,412
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $144,412,355
Gross unrealized depreciation (60,474,423)
Net unrealized appreciation (depreciation) $83,937,932
Cost for federal income tax purposes $1,018,461,536
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Moderately Conservative Allocation Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 8,126,447 – 8,126,447 –
Basic Materials 3,075,094 – 3,075,094 –
Capital Goods 6,632,650 – 6,632,650 –
Collateralized Mortgage Obligations 15,691,482 – 15,691,482 –
Commercial Mortgage-Backed Securities 10,789,560 – 10,789,560 –
Communications Services 10,038,535 – 10,038,535 –
Consumer Cyclical 11,984,866 – 11,984,866 –
Consumer Non-Cyclical 12,672,091 – 12,672,091 –
Energy 10,123,273 – 10,123,273 –
Financials 35,194,421 – 35,194,421 –
Foreign Government 187,504 – 187,504 –
Mortgage-Backed Securities 124,781,640 – 124,781,640 –
Technology 7,107,843 – 7,107,843 –
Transportation 2,420,435 – 2,420,435 –
U.S. Government & Agencies 132,988,666 – 132,988,666 –
Utilities 7,607,896 – 7,607,896 –
Registered Investment Companies
U.S. Affiliated 364,318,832 364,318,832 – –
U.S. Unaffiliated 8,707,000 8,707,000 – –
Common Stock
Communications Services 6,031,861 6,028,174 3,687 –
Consumer Discretionary 12,382,892 12,382,892 – –
Consumer Staples 4,440,850 4,440,850 – –
Energy 3,888,713 3,888,713 – –
Financials 17,142,799 17,142,799 – –
Health Care 13,139,898 13,139,898 – –
Industrials 17,509,354 17,116,848 392,506 –
Information Technology 27,665,893 27,665,893 – –
Materials 3,999,302 3,863,498 135,804 –
Real Estate 4,830,566 4,830,566 – –
Utilities 2,644,613 2,644,613 – –
Private Equity Funds
Secondary 4,731,977 – – 4,731,977
Short-Term Investments 8,033,774 – 8,033,774 –
Subtotal Investments in Securities $898,890,727 $486,170,576 $407,988,174 $4,731,977
Other Investments  * Total
Affiliated Short-Term Investments 128,887,562
U.S. Affiliated Registered Investment Cos. 73,178,261
Collateral Held for Securities Loaned 4,807,240
Subtotal Other Investments $206,873,063
Total Investments at Value $1,105,763,790
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
CME
-
Chicago Mercantile Exchange
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
S&P
-
Standard & Poor's
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Moderately Conservative Allocation Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 2,860,405 2,724,462 135,943 –
Total Asset Derivatives $2,860,405 $2,724,462 $135,943 $–
Liability Derivatives
Futures Contracts 6,224,727 6,224,727 – –
Total Liability Derivatives $6,224,727 $6,224,727 $– $–
The following table presents Moderately Conservative Allocation Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling $8,068,374 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date Notional Amount
Value and
Unrealized
CBOT 10-Yr. U.S. Treasury Note 36 June 2024 $ 3,975,287 ( $ 107,538)
CBOT 2-Yr. U.S. Treasury Note 174 June 2024 35,596,923 (334,736)
CBOT 5-Yr. U.S. Treasury Note 252 June 2024 26,937,099 (542,067)
CBOT U.S. Long Bond 81 June 2024 9,646,027 (427,215)
CME E-mini Russell 2000 Index 3 June 2024 314,969 (17,129)
CME E-mini S&P 500 Index 378 June 2024 98,693,787 (2,927,487)
CME Ultra Long Term U.S. Treasury Bond 80 June 2024 10,218,358 (653,358)
ICE mini MSCI EAFE Index 238 June 2024 28,111,503 (1,128,253)
ICE US mini MSCI Emerging Markets Index 35 June 2024 1,840,785 (17,285)
Ultra 10-Yr. U.S. Treasury Note 18 June 2024 2,053,597 (69,659)
Total Futures Long Contracts $ 217,388,335 ( $ 6,224,727)
CBOT 10-Yr. U.S. Treasury Note (27) June 2024 ( $ 2,985,300) $ 84,488
CME E-mini Russell 2000 Index (108) June 2024 (11,400,703) 678,463
CME E-mini S&P Mid-Cap 400 Index (133) June 2024 (39,880,667) 1,613,907
CME Euro Foreign Exchange Currency (90) June 2024 (12,368,940) 333,128
Eurex Euro STOXX 50 Index (231) June 2024 (12,163,829) 135,943
Ultra 10-Yr. U.S. Treasury Note (3) June 2024 (345,132) 14,476
Total Futures Short Contracts ( $ 79,144,571) $2,860,405
Total Futures Contracts $ 138,243,764 ($3,364,322)

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Moderately Conservative
Allocation Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting
Policies of the Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Foreign Exchange Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) $ 333,128
Total Foreign Exchange Contracts 333,128
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,428,313
Total Equity Contracts 2,428,313
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 98,964
Total Interest Rate Contracts 98,964
Total Asset Derivatives $2,860,405
Liability Derivatives
Equity Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 4,090,154
Total Equity Contracts 4,090,154
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 2,134,573
Total Interest Rate Contracts 2,134,573
Total Liability Derivatives $6,224,727
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (681,438)
Total Interest Rate Contracts (681,438)
Equity Contracts
Futures Net realized gains/(losses) on Futures contracts 6,399,830
Total Equity Contracts 6,399,830
Foreign Exchange Contracts
Futures Net realized gains/(losses) on Futures contracts (158,749)
Total Foreign Exchange Contracts (158,749)
Total $5,559,643

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Moderately Conservative Allocation Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Foreign Exchange Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 187,566
Total Foreign Exchange Contracts 187,566
Equity Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 775,732
Total Equity Contracts 775,732
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,454,304
Total Interest Rate Contracts 1,454,304
Total $2,417,602
The following table presents Moderately Conservative Allocation Fund's average volume of derivative activity during the period ended April 30,
2024.
Derivative Risk Category Average Notional Value
Equity Contracts
Futures - Long $116,783,981
Futures - Short (68,417,762)
Interest Rate Contracts
Futures - Long 85,337,036
Futures - Short (2,669,862)
Foreign Exchange Contracts
Futures - Short (11,529,051)

Moderately Conservative Allocation Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Moderately Conservative
Allocation Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $32,792 $1,035 $2,577 $33,952 4,314 3.2%
Core Emerging Markets Equity 7,078 255 – 8,201 905 0.8
Core International Equity 13,108 515 – 15,255 1,488 1.4
Core Low Volatility Equity 12,003 1,079 12,400 610 57 0.1
Core Mid Cap Value 8,865 186 2,000 8,449 793 0.8
Core Small Cap Value 7,247 134 2,000 6,712 666 0.6
Global Stock, Class S 1,749 110 – 2,085 77 0.2
High Yield, Class S 23,421 754 989 24,192 5,886 2.2
Income, Class S 68,375 1,569 2,967 70,556 8,988 6.5
International Allocation, Class S 20,919 713 – 24,285 2,349 2.2
Large Cap Growth, Class S 55,731 1,878 8,000 61,632 3,242 5.7
Large Cap Value, Class S 93,726 3,609 8,000 103,546 3,556 9.6
Limited Maturity Bond, Class S 40,527 733 1,500 40,647 3,351 3.8
Mid Cap Stock, Class S 24,167 414 – 29,465 829 2.7
Small Cap Stock, Class S 6,526 36 – 7,912 265 0.7
Total U.S. Affiliated Registered Investment
Companies 416,234 437,499 40.5
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 111,530 159,584 142,226 128,888 12,889 11.9
Total Affiliated Short-Term Investments 111,530 128,888 11.9
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   3,269 35,530 33,992 4,807 4,807 0.4
Total Collateral Held for Securities Loaned 3,269 4,807 0.4
Total Value $531,033 $571,194
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($700) $3,402 $– $1,035
Core Emerging Markets Equity – 868 – 255
Core International Equity – 1,632 – 515
Core Low Volatility Equity Fund 1,100 (1,172) 790 288
Core Mid Cap Value 224 1,174 42 145
Core Small Cap Value 90 1,241 – 134
Global Stock, Class S – 226 71 39
High Yield, Class S (164) 1,170 – 753
Income, Class S (705) 4,284 – 1,569
International Allocation, Class S – 2,653 – 713
Large Cap Growth, Class S 499 11,524 1,878 –
Large Cap Value, Class S 469 13,742 1,848 1,762
Limited Maturity Bond, Class S (48) 935 – 733
Mid Cap Stock, Class S – 4,884 288 125
Small Cap Stock, Class S – 1,350 – 36
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 3,172
Total Income/Non Cash Income from Affiliated Investments $11,274
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 12
Total Affiliated Income from Securities Loaned, Net $12
Total $765 $47,913 $4,917

Money Market Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Investment Company ( <0.1% ) Value
Goldman Sachs Financial Square
Funds - Government Fund
$ 5,000 5.207%  $ 5,000
Total 5,000
Principal
Amount
U.S. Government Agency Debt
( 54.3% )
a
Value
Federal Agricultural Mortgage
Corporation
20,300,000
5.430% (SOFRRATE +
0.110%), 7/24/2024
b
20,300,000
8,320,000
5.420% (SOFRRATE +
0.100%), 11/8/2024
b
8,320,000
12,180,000
5.520% (SOFRRATE +
0.200%), 7/21/2025
b
12,180,000
5,000,000
5.520% (SOFRRATE +
0.200%), 8/7/2025
b
5,000,000
Federal Farm Credit Bank
9,000,000
5.371% (USBMMY 3M +
0.050%), 5/1/2024
b
9,000,000
20,750,000
5.360% (SOFRRATE +
0.040%), 5/15/2024
b
20,749,811
7,900,000
5.400% (SOFRRATE +
0.080%), 5/24/2024
b
7,900,000
20,875,000
5.350% (SOFRRATE +
0.030%), 6/11/2024
b
20,875,000
14,500,000
5.400% (SOFRRATE +
0.080%), 7/22/2024
b
14,500,000
3,600,000
5.420% (SOFRRATE +
0.100%), 8/8/2024
b
3,600,000
8,500,000
5.420% (SOFRRATE +
0.100%), 10/11/2024
b
8,500,000
7,600,000
5.470% (FEDL 1M + 0.140%),
11/14/2024
b
7,600,000
5,000,000
5.520% (SOFRRATE +
0.200%), 12/5/2024
b
5,004,278
5,685,000
5.440% (SOFRRATE +
0.120%), 1/21/2025
b
5,685,000
8,200,000
5.430% (FEDL 1M + 0.100%),
1/24/2025
b
8,199,654
8,500,000
5.480% (FEDL 1M + 0.150%),
2/3/2025
b
8,500,000
8,480,000
5.360% (SOFRRATE +
0.040%), 2/7/2025
b
8,480,000
42,400,000
5.365% (SOFRRATE +
0.045%), 2/12/2025
b
42,400,000
4,250,000
5.360% (SOFRRATE +
0.040%), 4/9/2025
b
4,250,000
5,028,000
5.485% (FEDL 1M + 0.155%),
6/27/2025
b
5,031,203
5,541,000
5.485% (SOFRRATE +
0.165%), 8/14/2025
b
5,542,530
29,950,000
5.475% (SOFRRATE +
0.155%), 9/15/2025
b
29,981,795
8,400,000
5.450% (SOFRRATE +
0.130%), 10/3/2025
b
8,400,000
8,450,000
5.465% (FEDL 1M + 0.135%),
11/10/2025
b
8,449,231
8,500,000
5.445% (SOFRRATE +
0.125%), 11/28/2025
b
8,500,000
8,550,000
5.440% (SOFRRATE +
0.120%), 1/27/2026
b
8,550,000
Federal Home Loan Bank
3,180,000 5.270% , 5/1/2024 3,180,000
420,000 5.250% , 5/3/2024 419,877
Principal
Amount
U.S. Government Agency Debt
(54.3%)
a
Value
$ 16,600,000
5.380% (SOFRRATE +
0.060%), 5/6/2024
b
$ 16,600,000
20,195,000 5.245% , 5/10/2024 20,168,519
18,000,000 5.200% , 5/17/2024 17,998,577
43,625,000 5.255% , 5/22/2024 43,491,271
26,345,000 5.263% , 5/24/2024 26,256,410
12,600,000
5.385% (SOFRRATE +
0.065%), 5/24/2024
b
12,600,000
2,000,000 5.250% , 5/31/2024 1,991,250
25,000,000
5.320% (SOFRRATE FLAT),
6/3/2024
b
25,000,000
41,780,000 5.240% , 6/7/2024 41,554,989
8,350,000
5.355% (SOFRRATE +
0.035%), 6/7/2024
b
8,350,000
21,400,000 5.240% , 6/12/2024 21,269,175
3,000,000 1.040% , 6/14/2024 2,984,296
3,850,000 2.875% , 6/14/2024 3,838,093
8,350,000
5.380% (SOFRRATE +
0.060%), 6/17/2024
b
8,350,000
7,477,000 5.230% , 6/20/2024 7,422,688
12,650,000
5.345% (SOFRRATE +
0.025%), 6/21/2024
b
12,650,000
29,400,000
5.345% (SOFRRATE +
0.025%), 6/24/2024
b
29,400,000
17,200,000 5.228% , 6/26/2024 17,060,122
21,500,000
5.390% (SOFRRATE +
0.070%), 6/27/2024
b
21,500,000
21,250,000 5.245% , 7/5/2024 21,048,760
17,000,000
5.360% (SOFRRATE +
0.040%), 7/5/2024
b
17,000,000
16,600,000
5.390% (SOFRRATE +
0.070%), 7/5/2024
b
16,600,000
8,500,000 5.240% , 7/12/2024 8,410,920
12,750,000 5.248% , 7/17/2024 12,606,883
25,415,000 5.256% , 7/19/2024 25,121,872
8,400,000
5.350% (SOFRRATE +
0.030%), 7/22/2024
b
8,400,000
35,000,000
5.385% (SOFRRATE +
0.065%), 7/23/2024
b
35,000,000
8,500,000 5.245% , 7/26/2024 8,393,498
21,250,000
5.320% (SOFRRATE FLAT),
7/29/2024
b
21,250,000
21,250,000 5.242% , 8/16/2024 20,918,892
17,000,000 5.250% , 8/21/2024 16,722,333
42,400,000
5.330% (SOFRRATE +
0.010%), 8/27/2024
b
42,400,000
20,000,000
5.325% (SOFRRATE +
0.005%), 8/29/2024
b
20,000,000
5,000,000
5.420% (SOFRRATE +
0.100%), 9/4/2024
b
5,000,224
21,200,000
5.330% (SOFRRATE +
0.010%), 9/6/2024
b
21,200,000
8,500,000 5.210% , 10/2/2024 8,310,559
3,910,000
5.435% (SOFRRATE +
0.115%), 11/6/2024
b
3,910,475
8,480,000
5.340% (SOFRRATE +
0.020%), 11/7/2024
b
8,480,000
8,450,000
5.340% (SOFRRATE +
0.020%), 11/12/2024
b
8,450,000
8,485,000
5.345% (SOFRRATE +
0.025%), 11/14/2024
b
8,485,000
20,000,000
5.440% (SOFRRATE +
0.120%), 1/3/2025
b
20,007,565
20,300,000
5.445% (SOFRRATE +
0.125%), 1/24/2025
b
20,300,000

Money Market Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount
U.S. Government Agency Debt
(54.3%)
a
Value
$ 16,960,000
5.370% (SOFRRATE +
0.050%), 2/5/2025
b
$ 16,960,000
25,650,000
5.360% (SOFRRATE +
0.040%), 3/14/2025
b
25,650,000
8,400,000
5.435% (SOFRRATE +
0.115%), 6/16/2025
b
8,400,000
8,100,000
5.480% (SOFRRATE +
0.160%), 7/14/2025
b
8,100,000
4,200,000
5.505% (SOFRRATE +
0.185%), 10/24/2025
b
4,200,000
Federal Home Loan Mortgage
Corporation
12,675,000 5.250% , 5/13/2024 12,652,819
19,000,000 0.360% , 5/15/2024 18,963,479
20,000,000 5.250% , 7/16/2024 19,778,333
8,500,000 5.260% , 7/30/2024 8,388,225
U.S. International Development
Finance Corporation
1,203,574
5.490% (T-BILL 3M FLAT),
5/7/2024
b
1,203,573
8,888,889
5.490% (T-BILL 3M FLAT),
5/7/2024
b
8,888,889
1,239,583
5.490% (T-BILL 3M FLAT),
5/7/2024
b
1,239,583
3,249,999
5.490% (T-BILL 3M FLAT),
5/7/2024
b
3,249,999
2,184,000
5.490% (T-BILL 3M FLAT),
5/7/2024
b
2,184,000
8,922,857
5.490% (T-BILL 3M FLAT),
5/7/2024
b
8,922,857
2,738,897
5.490% (T-BILL 3M FLAT),
5/7/2024
b
2,738,897
6,262,155
5.490% (T-BILL 3M FLAT),
5/7/2024
b
6,262,155
7,502,320
5.500% (T-BILL 3M FLAT),
5/7/2024
b
7,502,320
5,345,455
5.500% (T-BILL 3M FLAT),
5/7/2024
b
5,345,455
857,143
5.500% (T-BILL 3M FLAT),
5/7/2024
b
857,143
1,205,770
5.500% (T-BILL 3M FLAT),
5/7/2024
b
1,205,770
4,975,771
5.500% (T-BILL 3M FLAT),
5/7/2024
b
4,975,771
576,316
5.500% (T-BILL 3M FLAT),
5/7/2024
b
576,316
2,446,614
5.500% (T-BILL 3M FLAT),
5/7/2024
b
2,446,614
4,466,976
5.500% (T-BILL 3M FLAT),
5/7/2024
b
4,466,976
3,793,200
5.500% (T-BILL 3M FLAT),
5/7/2024
b
3,793,200
2,505,555
5.500% (T-BILL 3M + 0.070%),
5/7/2024
b
2,505,555
1,551,250
5.500% (T-BILL 3M FLAT),
5/7/2024
b
1,551,250
4,452,840
5.500% (T-BILL 3M FLAT),
5/7/2024
b
4,452,840
3,102,830
5.500% (T-BILL 3M FLAT),
5/7/2024
b
3,102,830
2,039,623
5.500% (T-BILL 3M FLAT),
5/7/2024
b
2,039,623
3,229,166
5.500% (T-BILL 3M FLAT),
5/7/2024
b
3,229,166
3,321,960
5.500% (T-BILL 3M FLAT),
5/7/2024
b
3,321,960
Principal
Amount
U.S. Government Agency Debt
(54.3%)
a
Value
$ 3,534,000
5.500% (T-BILL 3M FLAT),
5/7/2024
b
$ 3,534,000
2,565,000
5.500% (T-BILL 3M FLAT),
5/7/2024
b
2,565,000
1,894,737
5.500% (T-BILL 3M FLAT),
5/7/2024
b
1,894,737
4,440,000
5.500% (T-BILL 3M FLAT),
5/7/2024
b
4,440,000
2,655,240
5.500% (T-BILL 3M FLAT),
5/7/2024
b
2,655,240
1,531,539
5.500% (T-BILL 3M FLAT),
5/7/2024
b
1,531,539
21,000,000 5.782% , 6/14/2024 21,454,629
4,750,000 5.640% , 8/16/2024 5,305,150
24,400,000 5.670% , 10/23/2024 24,458,282
18,900,000 5.800% , 11/15/2024 19,387,866
Total 1,311,982,791
Principal
Amount U.S. Treasury Debt ( 40.2% )
a
Value
U.S. Treasury Bills
31,375,000 5.277% , 5/2/2024 31,370,401
98,750,000 5.274% , 5/7/2024 98,663,195
8,700,000 5.278% , 5/9/2024 8,689,797
21,300,000 5.275% , 5/14/2024 21,259,426
21,300,000 5.271% , 5/21/2024 21,237,626
81,200,000 5.261% , 5/23/2024 80,938,930
20,000,000 5.276% , 5/28/2024 19,920,860
59,900,000 5.252% , 5/30/2024 59,646,594
79,600,000 5.265% , 6/4/2024 79,204,214
42,775,000 5.235% , 6/6/2024 42,551,094
59,650,000 5.265% , 6/11/2024 59,292,323
104,200,000 5.242% , 6/13/2024 103,547,393
21,250,000 5.277% , 6/18/2024 21,100,485
49,375,000 5.243% , 6/20/2024 49,015,486
43,250,000 5.251% , 6/25/2024 42,903,060
37,750,000 5.250% , 7/18/2024 37,320,594
42,500,000 5.253% , 7/25/2024 41,972,901
17,000,000 5.240% , 8/6/2024 16,759,979
46,750,000 5.234% , 8/13/2024 46,043,107
21,250,000 5.235% , 8/20/2024 20,906,998
17,000,000 5.238% , 8/27/2024 16,708,155
8,500,000 5.185% , 10/17/2024 8,293,104
U.S. Treasury Notes
3,645,000
5.363% (USBMMY 3M +
0.037%), 7/31/2024
b
3,641,477
11,790,000
5.526% (USBMMY 3M +
0.200%), 1/31/2025
b
11,786,473
20,900,000
5.496% (USBMMY 3M +
0.170%), 10/31/2025
b
20,886,753
Total 963,660,425

Money Market Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

P i
Principal
Amount
U.S. Treasury Repurchase
Agreement, if collateralized only
by U.S. Treasuries (including
Strips) and cash ( 5.4% )
a
Value
RBC Dominion Securities
$ 130,000,000 5.290% , 5/1/2024
c
$ 130,000,000
Total 130,000,000
Total Investments (at amortized
cost) 99.9% $2,405,648,216
Other Assets and Liabilities,
Net 0.1% 2,983,904
Total Net Assets 100.0% $2,408,632,120
a The interest rate shown reflects the yield.
b Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
c Repurchase agreement dated April 30, 2024, $130,019,103
maturing May 1, 2024, collateralized by $132,619,487 U.S.
Government or related agency securities, 0.125%-4.75%,
due October 31, 2024 - November 15, 2053.
Reference Rate Index:
FEDL 1M - Federal Funds 1 Month Rate
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
USBMMY 3M - U. S. Treasury Bill Rate 3 Month Money
Market Yield
Cost for federal income tax purposes $2,405,648,216
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Money Market Fund's assets carried at fair value or amortized cost, which approximates fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Investment Company 5,000 5,000 – –
U.S. Government Agency Debt 1,311,982,791 – 1,311,982,791 –
U.S. Treasury Debt 963,660,425 – 963,660,425 –
U.S. Treasury Repurchase Agreement,
if collateralized only by U.S.
Treasuries (including Strips) and
cash 130,000,000 – 130,000,000 –
Total Investments at Amortized Cost $2,405,648,216 $5,000 $2,405,643,216 $–

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 98.8% ) Value
Alabama (1.3%)
Black Belt Energy Gas District, AL
Gas Proj. Rev.
$ 5,000,000 5.250%, 10/1/2030, Ser. A
a
$ 5,288,388
Black Belt Energy Gas District, AL
Gas Proj. Rev. Refg.
750,000 5.500%, 6/1/2049, Ser. D-1
a
791,707
Jacksonville, AL Public Educational
Building Auth. Rev. (JSU
Foundation) (AGM Insured)
2,000,000 5.250%, 8/1/2053, Ser. A
b
2,115,118
1,000,000 5.500%, 8/1/2058, Ser. A
b
1,073,639
2,000,000 5.250%, 8/1/2048, Ser. A
b
2,132,894
Jefferson County, AL Sewer Rev.
Refg. Warrants
1,250,000 5.500%, 10/1/2053 1,335,866
1,500,000 5.250%, 10/1/2049 1,577,035
UAB Medicine Finance Auth., AL
Rev. Refg.
2,000,000 5.000%, 9/1/2041, Ser. B2 2,035,414
Total 16,350,061
Arizona (2.4%)
Arizona Industrial Development
Auth. Education Rev.
(Academies of Math & Science)
750,000 5.375%, 7/1/2053
c
731,039
275,000 5.250%, 7/1/2043
c
272,324
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Fire Mesa
and Red Rock Campus)
800,000 5.000%, 7/15/2039, Ser. A 782,585
Arizona Industrial Development
Auth. Education Rev. (Doral
Academy of Nevada - Pebble
Campus)
2,165,000 5.000%, 7/15/2050, Ser. A
c
1,967,730
Arizona Industrial Development
Auth. Education Rev. (KIPP
Nashville)
300,000 5.000%, 7/1/2047, Ser. A 301,024
Arizona Industrial Development
Auth. National Charter School
Revolving Loan Fund Rev.
1,000,000 4.250%, 11/1/2052, Ser. A 917,609
1,000,000 5.250%, 11/1/2053, Ser. A 1,045,117
1,000,000 5.250%, 11/1/2048, Ser. A 1,053,886
Chandler, AZ Industrial
Development Auth. Rev. (Intel
Corporation)
3,750,000
5.000%, 9/1/2027, Ser. 2022-
2, AMT
a
3,829,738
Glendale, AZ Industrial
Development Auth. Senior Living
Fac. Rev. (Royal Oaks - Inspirata
Pointe)
2,000,000 5.000%, 5/15/2056, Ser. A 1,714,265
Maricopa County, AZ Industrial
Development Auth. Educational
Fac. Rev. (Valley Christian
Schools)
1,000,000 6.375%, 7/1/2058, Ser. A
c
1,014,340
Principal
Amount Long-Term Fixed Income (98.8%) Value
Arizona (2.4%) - continued
Northern Arizona University Rev.
Refg.
$ 320,000 5.000%, 6/1/2038, Ser. A $ 326,688
Phoenix, AZ Civic Improvement
Corporation Airport Rev.
2,000,000
5.000%, 7/1/2047, Ser. A,
AMT 2,019,439
10,000,000 5.000%, 7/1/2049, Ser. A 10,361,732
Phoenix-Mesa, AZ Gateway Airport
Auth. Special Fac. Rev. (Mesa)
1,450,000 5.000%, 7/1/2038, AMT 1,450,241
Student & Academic Services, LLC,
AZ Lease Rev. Northern Arizona
Capital Fac. Finance Corporation
(BAM Insured)
750,000 5.000%, 6/1/2039
b
750,011
Yavapai County, AZ Industrial
Development Auth. Hospital Fac.
Rev. Refg. (Yavapai Regional
Medical Center)
500,000 5.000%, 8/1/2036 511,733
725,000 5.000%, 8/1/2039 743,044
Total 29,792,545
Arkansas (0.1%)
Arkansas Development Finance
Auth. Environmental Rev. (United
States Steel Corporation)
750,000 5.700%, 5/1/2053, AMT 769,992
Pulaski County, AR Hospital Rev.
(Arkansas Children's Hospital)
500,000 5.250%, 3/1/2053 531,573
Total 1,301,565
California (6.3%)
Anaheim, CA Public Financing
Auth. Lease Rev. (Anaheim
Public Improvements) (AGM
Insured)
1,000,000 6.000%, 9/1/2024, Ser. A
b
1,006,503
Beverly Hills Unified School District,
Los Angeles County, CA G.O.
(2008 Election)
10,000,000 Zero Coupon, 8/1/2031 8,002,972
California Community Choice
Financing Auth. Rev. (Clean
Energy)
1,750,000 5.000%, 8/1/2029, Ser. A-1
a
1,832,674
5,000,000 5.500%, 11/1/2028, Ser. D
a
5,307,641
California County Tobacco
Securitization Agency Rev. Refg.
(Sonoma County Securitization
Corporation)
125,000 5.000%, 6/1/2049, Ser. B-1 127,167
California Educational Fac. Auth.
Rev. (Stanford University)
6,000,000 5.250%, 4/1/2040 7,240,227
8,300,000 5.000%, 6/1/2046, Ser. U-7 9,659,220
California Municipal Finance Auth.
Mobile Home Park Rev. (Caritas)
900,000 5.250%, 8/15/2053, Ser. A 917,798
800,000 5.250%, 8/15/2058, Ser. A 810,930

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
California (6.3%) - continued
California Municipal Finance Auth.
Refg. Rev. (California Lutheran
University)
$ 275,000 5.000%, 10/1/2025 $ 277,920
300,000 5.000%, 10/1/2026 306,876
California Municipal Finance Auth.
Rev. Refg. (HumanGood - CA
Obligated Group)
1,385,000 5.000%, 10/1/2044, Ser. A 1,404,020
California Municipal Finance Auth.
Solid Waste Disposal Rev.
(Waste Management, Inc.)
1,000,000
4.125%, 10/1/2041, Ser. A,
AMT
a
1,000,348
California Pollution Control
Financing Auth. Rev. Refg.
(ExxonMobil)
1,775,000 3.790%, 12/1/2029, AMT
a
1,775,000
California Pollution Control
Financing Auth. Water Furnishing
Rev. (Poseidon Resources, LP
Desalination)
1,000,000 5.000%, 7/1/2037, AMT
c
1,068,123
550,000 5.000%, 7/1/2038, AMT
c
584,012
500,000 5.000%, 11/21/2045, AMT
c
513,281
California Statewide Communities
Development Auth. Rev. (Enloe
Medical Center) (AGM Insured)
500,000 5.250%, 8/15/2052, Ser. A
b
531,159
1,000,000 5.375%, 8/15/2057, Ser. A
b
1,068,073
California Various Purpose G.O.
500,000 4.000%, 10/1/2050 491,065
10,000 5.250%, 4/1/2029 10,007
500,000 5.000%, 4/1/2049 524,317
Fullerton, CA Public Financing
Auth. Rev. Refg. (Marshall B.
Ketchum University)
2,055,000 4.000%, 2/1/2046, Ser. A 1,871,307
Los Angeles, CA Department of
Water & Power Rev. Refg.
2,040,000 3.810%, 7/1/2035, Ser. A
a
2,040,000
San Diego County, CA Regional
Airport Auth. Rev.
2,500,000
5.000%, 7/1/2053, Ser. B,
AMT 2,579,139
5,145,000
5.250%, 7/1/2058, Ser. B,
AMT 5,391,484
San Francisco, CA City & County
Airport Commission Rev. (San
Francisco International Airport)
7,825,000
5.000%, 5/1/2044, Ser. A,
AMT 7,826,311
Santa Monica Community College
District, Los Angeles County, CA
G.O.
5,000,000
Zero Coupon, 8/1/2025,
Ser. C 4,781,745
University of California Regents
Medical Center Rev.
7,500,000 5.000%, 5/15/2047, Ser. P 8,093,420
Total 77,042,739
Principal
Amount Long-Term Fixed Income (98.8%) Value
Colorado (4.3%)
Centerra Metropolitan District No.
1, Larimer County, CO Special
Rev.
$ 750,000 6.500%, 12/1/2053 $ 757,745
Colorado Educational and Cultural
Fac. Auth. Charter School Rev.
Refg. (Union Colony School)
600,000 5.000%, 4/1/2038 611,899
475,000 5.000%, 4/1/2048 476,310
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (American
Academy)
2,500,000 5.000%, 12/1/2050 2,506,655
2,500,000 5.000%, 12/1/2055 2,487,131
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (Global
Village Academy - Northglenn)
1,155,000 5.000%, 12/1/2050
c
968,883
Colorado Educational and Cultural
Fac. Auth. Rev. Refg. (High Point
Academy)
2,825,000 4.000%, 7/1/2040, Ser. A 2,602,909
Colorado Health Fac. Auth.
Hospital Rev. (Parkview Medical
Center, Inc.)
3,325,000 4.000%, 9/1/2050, Ser. A 3,049,973
4,000,000 5.000%, 9/1/2046 4,027,870
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Commonspirit Health)
10,000,000 4.000%, 8/1/2049, Ser. A-2 9,081,841
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Covenant Living
Communities and Services)
1,340,000 4.000%, 12/1/2050, Ser. A 1,076,608
Colorado Health Fac. Auth. Hospital
Rev. Refg. (Intermountain
Healthcare)
5,000,000 4.000%, 5/15/2052, Ser. A 4,723,145
Colorado Health Fac. Auth.
Hospital Rev. Refg. (Valley View
Hospital Association)
500,000 5.000%, 5/15/2030, Ser. A 519,080
385,000 5.000%, 5/15/2031, Ser. A 399,061
300,000 5.000%, 5/15/2032, Ser. A 310,645
Colorado Health Fac. Auth. Rev.
Refg. (CommonSpirit Health)
2,000,000 5.250%, 12/1/2054, Ser. A 2,130,020
Colorado High Performance
Transportation Enterprise Rev.
6,300,000 5.000%, 12/31/2047 6,308,542
Colorado School of Mines
Institutional Enterprise Rev.
1,740,000 5.000%, 12/1/2047, Ser. A 1,777,915
Denver, CO City & County Airport
System Rev. Refg.
1,250,000
5.750%, 11/15/2045, Ser. D,
AMT 1,391,811
Denver, CO Health and Hospital
Auth. Healthcare Rev. Refg.
1,500,000 5.000%, 12/1/2034, Ser. A
c
1,540,736
Eagle County, CO Air Terminal
Corporation Rev. (Airport
Terminal)
1,000,000
5.000%, 5/1/2041, Ser. B,
AMT 1,007,230

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Colorado (4.3%) - continued
Park Creek, CO Metropolitan
District Rev.
$ 3,000,000 5.000%, 12/1/2041, Ser. A $ 3,006,445
2,250,000 5.000%, 12/1/2046, Ser. A 2,192,858
Total 52,955,312
Connecticut (1.1%)
Connecticut Health & Educational
Fac. Auth. Rev. (Connecticut
Children's Medical Center)
850,000 4.250%, 7/15/2053, Ser. E 812,062
Connecticut Health & Educational
Fac. Auth. Rev. (Hartford
Healthcare)
2,000,000 4.000%, 7/1/2046, Ser. A 1,824,939
Connecticut Health & Educational
Fac. Auth. Rev. (McLean Issue)
1,000,000 5.000%, 1/1/2045, Ser. A
c
832,665
Connecticut Health & Educational
Fac. Auth. Rev. (Quinnipiac
University)
5,000,000 5.250%, 7/1/2053, Ser. N 5,234,442
Connecticut Health & Educational
Fac. Auth. Rev. (Sacred Heart
University)
500,000 4.000%, 7/1/2045, Ser. K 478,317
4,000,000 5.000%, 7/1/2047, Ser. L 4,143,429
Connecticut Health & Educational
Fac. Auth. Rev. Refg. (Sacred
Heart University)
600,000 5.000%, 7/1/2042, Ser. I-1 603,932
Total 13,929,786
Delaware (0.4%)
Delaware Economic Development
Auth. Charter School Rev.
(Newark Charter School, Inc.)
2,000,000 5.000%, 9/1/2050 1,967,821
600,000 4.000%, 9/1/2051 493,086
Delaware Economic Development
Auth. Retirement Communities
Rev. (Acts Retirement-Life
Communities, Inc.)
1,000,000 5.250%, 11/15/2053, Ser. B 1,019,913
Kent County, DE Student Housing
and Dining Fac. Rev. (CHF-
Dover, LLC - Delaware State
University)
870,000 5.000%, 7/1/2040, Ser. A 874,881
500,000 5.000%, 7/1/2048, Ser. A 494,434
Total 4,850,135
District Of Columbia (0.4%)
District of Columbia Rev. (D.C.
Smart Street Lighting)
1,000,000
5.500%, 2/29/2036, Ser. A,
AMT 1,142,025
1,000,000
5.500%, 8/31/2036, Ser. A,
AMT 1,139,109
Principal
Amount Long-Term Fixed Income (98.8%) Value
District Of Columbia (0.4%) - continued
Metropolitan Washington DC
Airports Auth. Airport System
Rev. Refg.
$ 1,000,000
4.500%, 10/1/2053, Ser. A,
AMT $ 983,544
1,000,000
5.250%, 10/1/2053, Ser. A,
AMT 1,048,981
Total 4,313,659
Florida (5.1%)
Alachua County, FL Health Fac.
Auth. Rev. Refg. (Oak Hammock
at the University of Florida, Inc.)
1,215,000 4.000%, 10/1/2046 976,440
500,000 4.000%, 10/1/2046 401,827
Broward County, FL Water and
Sewer Utility Rev.
1,000,000 4.000%, 10/1/2045, Ser. A 980,887
Cape Coral, FL Utility Improvement
Assessment Refg. (North 1 West
Area) (BAM Insured)
3,750,000 5.650%, 3/1/2054
b
4,117,530
Capital Projects, FL Finance Auth.
Student Housing Rev. (Provident
Group - Continuum Properties)
600,000 5.000%, 11/1/2053, Ser. A-1 579,154
Capital Trust Agency, FL
Educational Fac. Rev. (Liza
Jackson Preparatory School,
Inc.)
1,600,000 5.000%, 8/1/2055, Ser. A 1,445,375
CityPlace Community Development
District, FL Special Assessment
Rev. Refg.
1,535,000 5.000%, 5/1/2026 1,547,950
Escambia County, FL Health Fac.
Auth. Rev. Refg. (Baptist Health
Care Corporation Obligated
Group)
5,000,000 4.000%, 8/15/2045, Ser. A 4,416,722
Florida Development Finance
Corporation Educational Fac.
Lease Rev. Refg. (Seaside
Community Charter School)
1,400,000 5.750%, 6/15/2047, Ser. A 1,423,140
Florida Development Finance
Corporation Educational Fac.
Rev. (Mater Academy)
1,000,000 5.000%, 6/15/2052, Ser. A 950,385
Florida Development Finance
Corporation Educational
Fac. Rev. (River City Science
Academy)
245,000 5.000%, 7/1/2051, Ser. A-1 229,037
250,000 4.000%, 7/1/2055, Ser. A 190,062
Florida Development Finance
Corporation Healthcare Fac. Rev.
(Tampa General Hospital)
2,250,000 4.500%, 8/1/2055, Ser. A 2,129,875
Florida Higher Educational Fac.
Financing Auth. Educational Rev.
(Ringling College)
5,000,000 5.000%, 3/1/2042 5,017,716

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Florida (5.1%) - continued
Florida Municipal Power Agency
Rev.
$ 1,000,000 5.000%, 10/1/2030, Ser. B $ 1,014,923
840,000 5.000%, 10/1/2031, Ser. B 851,958
Greater Orlando, FL Aviation Auth.
Airport Fac. Rev.
3,655,000
4.000%, 10/1/2052, Ser. A,
AMT 3,323,904
Lee County, FL Industrial
Development Auth. Health Care
Fac. Rev. (Cypress Cove at
Healthpark, FL, Inc.)
700,000 5.250%, 10/1/2052, Ser. A 594,374
Lee Memorial Health System, FL
Hospital Rev. Refg.
1,000,000 5.000%, 4/1/2044, Ser. A-1 1,023,625
Miami-Dade County, FL Industrial
Development Auth. Rev.
(Pinecrest Academy, Inc.)
1,500,000 5.250%, 9/15/2044 1,411,854
Miami-Dade County, FL Public Fac.
Rev. (Jackson Health System)
5,000,000 5.000%, 6/1/2035, Ser. A 5,047,972
Miami-Dade County, FL Seaport
Rev. Refg.
1,000,000
5.250%, 10/1/2052, Ser. A,
AMT 1,047,610
Orange County, FL Health Fac.
Auth. Hospital Rev. (Orlando
Health)
1,250,000 5.000%, 10/1/2047, Ser. A 1,277,828
Osceola County, FL Transportation
Rev. Refg.
2,450,000
Zero Coupon, 10/1/2043,
Ser. A-2 872,058
Palm Beach County, FL Health
Fac. Auth. Hospital Rev. (Jupiter
Medical Center, Inc.)
1,000,000 5.000%, 11/1/2052, Ser. A 986,166
500,000 5.000%, 11/1/2047, Ser. A 500,113
Palm Beach County, FL Health
Fac. Auth. Rev. Refg. (Lifespace
Communities, Inc.)
3,000,000 5.000%, 5/15/2038, Ser. C 2,815,451
Sarasota County, FL Public
Hospital District Rev. (Sarasota
Memorial Hospital)
8,000,000 4.000%, 7/1/2052 7,345,526
Seminole County, FL Industrial
Development Auth. Educational
Fac. Rev. (Galileo Schools for
Gifted Learning)
300,000 4.000%, 6/15/2056, Ser. A
c
222,053
Tampa, FL Hospital Rev. (H. Lee
Moffitt Cancer Center)
500,000 5.000%, 7/1/2050, Ser. B 512,622
Tampa, FL Hospital Rev. Refg. (H.
Lee Moffitt Cancer Center)
5,000,000 5.000%, 7/1/2037, Ser. B 5,083,738
Village Community Development
District No. 15 Rev. (City of
Wildwood, FL)
300,000 5.250%, 5/1/2054
c
306,448
Principal
Amount Long-Term Fixed Income (98.8%) Value
Florida (5.1%) - continued
Volusia County, FL Educational
Fac. Auth. Rev. Refg. (Embry-
Riddle Aeronautical University,
Inc.)
$ 3,000,000 5.000%, 10/15/2049, Ser. A $ 3,084,088
Total 61,728,411
Georgia (2.0%)
Atlanta, GA Airport Passenger Fac.
Charge Rev.
1,630,000
5.250%, 7/1/2044, Ser. E,
AMT 1,752,184
Atlanta, GA Airport Rev.
2,500,000
5.000%, 7/1/2053, Ser. C,
AMT 2,588,609
3,500,000
5.000%, 7/1/2047, Ser. B,
AMT 3,651,342
2,655,000
5.000%, 7/1/2048, Ser. C,
AMT 2,773,822
Columbia County, GA Hospital
Auth. Rev. (Wellstar Health
System, Inc.)
1,875,000 5.125%, 4/1/2048, Ser. A 1,981,706
George L. Smith II GA World
Congress Center Auth. Rev.
(Convention Center Hotel)
250,000 4.000%, 1/1/2054, Ser. A 212,827
Main Street Natural Gas, Inc., GA
Gas Supply Rev.
1,750,000 5.000%, 5/15/2028, Ser. A 1,791,267
1,920,000 5.000%, 5/15/2033, Ser. A 1,995,263
1,900,000 5.000%, 5/15/2034, Ser. A 1,973,939
Municipal Electric Auth. of Georgia
Rev. (Plant Vogtle Units 3 & 4)
250,000 5.000%, 1/1/2056, Ser. A 253,428
Municipal Electric Auth. of Georgia
Rev. Refg. (Plant Vogtle Units 3
& 4)
2,000,000 5.000%, 7/1/2052, Ser. A 2,042,544
Private Colleges and Universities
Auth., GA Rev. Refg. (Mercer
University)
2,600,000 5.250%, 10/1/2051 2,731,349
Total 23,748,280
Guam (0.1%)
Guam Port Auth. Rev.
250,000 5.000%, 7/1/2048, Ser. A 250,724
Guam Power Auth. Rev. Refg.
700,000 5.000%, 10/1/2034, Ser. A 746,170
Total 996,894
Hawaii (0.1%)
Hawaii Department of
Transportation Airport Division
Lease Rev. C.O.P.
1,600,000 5.000%, 8/1/2028, AMT 1,600,437
Total 1,600,437

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Idaho (0.5%)
College of Western Idaho Annual
Appropriation C.O.P
$ 3,800,000 5.000%, 8/1/2052 $ 3,846,447
Idaho Health Fac. Auth. Rev. Refg.
(St. Luke's Health System)
1,000,000 4.000%, 3/1/2051, Ser. A 889,779
800,000 4.000%, 3/1/2046, Ser. A 739,332
Total 5,475,558
Illinois (5.2%)
Chicago, IL G.O. Refg.
1,000,000 5.000%, 1/1/2027, Ser. A 1,030,079
Chicago, IL Metropolitan Water
Reclamation District G.O. Refg.
6,550,000 5.250%, 12/1/2032, Ser. C 7,621,353
Chicago, IL O'Hare International
Airport Rev.
2,000,000
5.500%, 1/1/2055, Ser. A,
AMT 2,114,694
1,000,000
5.000%, 1/1/2047, Ser. G,
AMT 1,006,027
1,000,000
5.000%, 1/1/2047, Ser. D,
AMT 1,006,027
Chicago, IL O'Hare International
Airport Rev. Refg.
1,200,000 5.000%, 1/1/2029 1,209,014
5,000,000 5.000%, 1/1/2048, Ser. B 5,163,167
Chicago, IL Wastewater
Transmission Rev. (AGM Insured)
5,000,000 5.250%, 1/1/2058, Ser. A
b
5,320,305
Chicago, IL Waterworks Rev. (AGM
Insured)
1,500,000 5.250%, 11/1/2053, Ser. A
b
1,606,268
Illinois Finance Auth. Rev. (DePaul
University)
1,000,000 5.000%, 10/1/2041 1,014,228
Illinois Finance Auth. Rev.
(Plymouth Place, Inc.)
800,000 6.500%, 5/15/2047, Ser. A 812,522
Illinois Finance Auth. Rev.
Refg. (DePaul College Prep
Foundation)
250,000 5.625%, 8/1/2053, Ser. A
c
259,925
Illinois Finance Auth. Rev. Refg.
(Northwestern Memorial
Healthcare)
4,000,000 5.000%, 7/15/2042, Ser. A 4,115,811
Illinois Finance Auth. Rev. Refg.
(Presbyterian Homes)
2,500,000 4.000%, 5/1/2050, Ser. A 2,034,671
Illinois Finance Auth. Rev. Refg.
(Rosalind Franklin University)
1,750,000 5.000%, 8/1/2042, Ser. A 1,739,113
2,100,000 5.000%, 8/1/2047, Ser. A 2,028,759
Illinois Finance Auth. Student
Housing and Academic Fac.
Rev. (University of Illinois at
Chicago)
500,000 5.000%, 2/15/2032, Ser. A 506,305
2,885,000 5.000%, 2/15/2037 2,888,244
1,000,000 5.000%, 2/15/2047, Ser. A 942,843
Illinois G.O.
1,000,000 5.500%, 5/1/2047, Ser. B 1,068,507
Principal
Amount Long-Term Fixed Income (98.8%) Value
Illinois (5.2%) - continued
Illinois Toll Highway Auth. Rev.
$ 3,610,000 5.000%, 1/1/2045, Ser. A $ 3,810,684
Metropolitan Pier and Exposition
Auth., IL Rev. (McCormick Place
Expansion) (NATL-RE Insured)
10,100,000
Zero Coupon, 6/15/2035,
Ser. A
b
6,485,268
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion)
500,000 5.000%, 6/15/2042, Ser. B 521,067
2,000,000
Zero Coupon, 12/15/2047,
Ser. B
d
1,374,197
Metropolitan Pier and Exposition
Auth., IL Rev. Refg. (McCormick
Place Expansion) (NATL-RE
Insured)
3,100,000
Zero Coupon, 6/15/2024,
Ser. A
b
3,084,023
2,000,000
Zero Coupon, 12/15/2024,
Ser. A
b
1,950,393
Peoria, IL G.O. (AGM Insured)
1,250,000 4.000%, 1/1/2039, Ser. A
b
1,229,913
1,750,000 4.375%, 1/1/2042, Ser. A
b
1,780,703
Total 63,724,110
Indiana (1.3%)
Indiana Finance Auth. Health Fac.
Rev. (Margaret Mary Health)
1,650,000 5.750%, 3/1/2054, Ser. A 1,740,461
Indiana Finance Auth. Hospital Rev.
(Reid Health) (AGM Insured)
4,750,000 4.250%, 1/1/2047
b
4,576,433
Indiana Finance Auth. Student
Housing Rev. (Tippecanoe, LLC
Student Housing)
600,000 5.125%, 6/1/2058, Ser. A 605,288
2,250,000 5.375%, 6/1/2064, Ser. A 2,294,023
Indianapolis, IN Local Public
Improvement Bank Convention
Center Hotel Rev.
1,000,000 6.000%, 3/1/2053, Ser. E 1,083,044
750,000 6.125%, 3/1/2057, Ser. E 811,670
Northern Indiana Commuter
Transportation District Industrial
Rev.
1,000,000 5.000%, 1/1/2054 1,046,813
St. Joseph County, IN Economic
Development Rev. (St. Mary's
College)
3,705,000 5.000%, 4/1/2043, Ser. 2019 3,795,280
Valparaiso, IN Exempt Fac. Rev.
Refg. (Pratt Paper, LLC)
350,000 5.000%, 1/1/2054, AMT
c,e
354,253
Total 16,307,265
Iowa (1.1%)
Ames, IA Rev. Refg. (Mary Greeley
Medical Center)
4,430,000 5.000%, 6/15/2032 4,544,785
Iowa Finance Auth. Rev. (Lifespace
Communities, Inc.)
6,350,000 5.000%, 5/15/2043, Ser. A 5,775,750

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Iowa (1.1%) - continued
Iowa Higher Education Loan
Auth. Fac. Rev. (Des Moines
University)
$ 2,500,000 4.000%, 10/1/2050 $ 2,093,286
650,000 5.375%, 10/1/2052 662,401
Total 13,076,222
Kansas (0.5%)
Lenexa, KS Health Care Fac. Rev.
Refg. (Lakeview Village, Inc.)
2,750,000 5.000%, 5/15/2039, Ser. A 2,687,446
Overland Park, KS Sales Tax
Special Obligation Rev. (Bluhawk
Sports Park)
350,000 6.500%, 11/15/2042, Ser. A
c
355,079
University of Kansas Hospital Auth.
Health Fac. Rev. Refg.
3,410,000 5.000%, 3/1/2047, Ser. A 3,459,489
Total 6,502,014
Kentucky (0.8%)
Hazard, KY Healthcare Rev.
(Appalachian Regional
Healthcare)
1,000,000 4.000%, 7/1/2041 917,630
Louisville & Jefferson County,
KY Metropolitan Government
Hospital Rev. (University of
Louisville Health)
8,000,000 5.000%, 5/15/2052, Ser. A 8,232,646
Paducah, KY Electric Plant Board
Rev. (AGM Insured)
750,000 5.000%, 10/1/2035, Ser. A
b
765,763
Total 9,916,039
Louisiana (1.1%)
East Baton Rouge, LA Industrial
Development Board Rev.
(ExxonMobil)
2,660,000 3.820%, 8/1/2035, Ser. A
a
2,660,000
Louisiana Local Government
Environmental Fac. and
Community Development Auth.
Rev. (Caddo-Bossier Parishes
Port Commission) (AGM Insured)
850,000 5.000%, 4/1/2053, Ser. B
b
871,946
Louisiana Public Fac. Auth. Rev.
(University of New Orleans
Research & Technology
Foundation, Inc. Student
Housing) (AGM Insured)
1,355,000 5.000%, 9/1/2030
b,f
1,359,381
800,000 5.000%, 9/1/2031
b,f
802,587
Louisiana Stadium and Exposition
District Rev. Refg.
2,000,000 5.250%, 7/1/2053, Ser. A 2,140,059
1,500,000 5.000%, 7/1/2048, Ser. A 1,583,891
New Orleans, LA Aviation Board
Rev.
2,500,000
5.000%, 1/1/2040, Ser. B,
AMT 2,499,835
Principal
Amount Long-Term Fixed Income (98.8%) Value
Louisiana (1.1%) - continued
Port of New Orleans, LA Board of
Commissioners Port Fac. Rev.
Refg. (AGM Insured)
$ 1,500,000
5.000%, 4/1/2043, Ser. B,
AMT
b
$ 1,519,257
Total 13,436,956
Maine (0.1%)
Maine Health and Higher
Educational Fac. Auth. Rev.
Refg. (University of New
England)
1,000,000 4.000%, 7/1/2046, Ser. A 949,704
Total 949,704
Maryland (0.5%)
Baltimore County, MD Rev. Refg.
(Oak Crest Village, Inc. Fac.)
2,000,000 4.000%, 1/1/2050 1,679,069
Maryland Economic Development
Corporation Student Housing
Rev. (Morgan State University)
1,000,000 5.750%, 7/1/2053, Ser. A 1,073,775
1,325,000 6.000%, 7/1/2058, Ser. A 1,443,157
Maryland Health and Higher
Educational Fac. Auth. Rev.
(Loyola University)
1,000,000 5.000%, 10/1/2045 995,481
Maryland Health and Higher
Educational Fac. Auth. Rev.
Refg. (Frederick Health System)
200,000 4.000%, 7/1/2050 180,954
600,000 5.250%, 7/1/2053 619,557
200,000 4.000%, 7/1/2045 185,470
Total 6,177,463
Massachusetts (3.5%)
Massachusetts Bay Transportation
Auth. Sales Tax Rev. (NATL-RE
Insured)
5,000,000 5.500%, 7/1/2025, Ser. B
b
5,118,351
Massachusetts Development
Finance Agency Rev. (Merrimack
College)
800,000 5.000%, 7/1/2052 794,859
Massachusetts Development
Finance Agency Rev. Refg.
(Boston Medical Center)
4,000,000 5.250%, 7/1/2052, Ser. G 4,203,762
Massachusetts Development
Finance Agency Rev. Refg.
(Northeastern University)
2,750,000 5.000%, 10/1/2044 2,997,801
Massachusetts Development
Finance Agency Rev. Refg.
(Southcoast Health System
Obligated Group)
500,000 4.000%, 7/1/2046, Ser. G 449,044
Massachusetts G.O.
11,125,000 5.000%, 9/1/2048, Ser. E 11,526,346

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Massachusetts (3.5%) - continued
Massachusetts Health &
Educational Fac. Auth. Rev.
(Massachusetts Institute of
Technology)
$ 9,295,000 5.250%, 7/1/2033, Ser. L $ 11,223,682
Massachusetts Health &
Educational Fac. Auth. Rev.
(Tufts University)
5,400,000 5.500%, 2/15/2028, Ser. M 5,862,258
Total 42,176,103
Michigan (3.5%)
Grand Valley State University, MI
General Rev. Refg.
650,000 5.000%, 12/1/2029, Ser. B 653,703
Grand Valley State University, MI
Rev.
1,850,000 5.000%, 12/1/2031, Ser. A 1,861,805
Great Lakes Water Auth., MI
Sewage Disposal System Rev.
5,000,000 5.500%, 7/1/2052, Ser. B 5,417,741
Great Lakes Water Auth., MI Water
Supply System Rev.
10,000,000 5.000%, 7/1/2046, Ser. A 10,143,462
Michigan Finance Auth. Higher
Education Fac. Limited
Obligation Rev. Refg. (Calvin
University)
1,300,000 4.000%, 9/1/2050 1,111,565
2,110,000 4.000%, 9/1/2046 1,871,565
Michigan Strategic Fund
Limited Obligation Rev. (I-75
Improvement)
535,000 5.000%, 12/31/2033, AMT 553,553
7,775,000 5.000%, 12/31/2043, AMT 7,802,678
5,110,000 5.000%, 6/30/2048, AMT 5,111,657
Saginaw, MI City School District
U.T.G.O.
2,500,000 4.000%, 5/1/2050 2,338,156
Wayne County, MI Airport Auth.
Rev. (Detroit Metropolitan Wayne
County Airport) (AGM Insured)
3,965,000 5.250%, 12/1/2048, Ser. A
b
4,352,635
1,750,000
5.500%, 12/1/2048, Ser. B,
AMT
b
1,901,885
Total 43,120,405
Minnesota (4.1%)
Bethel, MN Housing and Health
Care Fac. Rev. Refg.
500,000 6.250%, 3/1/2054, Ser. A 481,658
Deephaven, MN Charter School
Lease Rev. (Eagle Ridge
Academy)
2,360,000 5.000%, 7/1/2043, Ser. A 2,283,250
Duluth, MN Economic Development
Auth. Health Care Fac. Rev.
(St. Luke's Hospital of Duluth
Obligated Group)
2,500,000 5.250%, 6/15/2052, Ser. B 2,556,993
2,500,000 5.250%, 6/15/2047, Ser. B 2,571,949
Principal
Amount Long-Term Fixed Income (98.8%) Value
Minnesota (4.1%) - continued
Ham Lake, MN Charter School
Lease Rev. (DaVinci Academy of
Arts and Science)
$ 340,000 5.000%, 7/1/2036, Ser. A $ 321,908
Minneapolis, MN Health Care
System Rev. Refg. (Fairview
Health Services)
5,000,000 5.000%, 11/15/2049, Ser. A 4,878,761
Minneapolis, MN Student Housing
Rev. (Riverton Community
Housing)
500,000 5.000%, 8/1/2053
c
470,717
Minneapolis-St. Paul, MN
Metropolitan Airports
Commission Rev. Refg.
1,500,000 4.250%, 1/1/2052, Ser. A 1,433,485
1,045,000
5.250%, 1/1/2047, Ser. B,
AMT 1,100,536
Minnesota Agricultural and
Economic Development
Board Health Care Fac. Rev.
(HealthPartners Obligated
Group)
2,500,000 5.250%, 1/1/2054 2,660,431
Minnesota Higher Education Fac.
Auth. Rev. (University of St.
Thomas)
1,500,000 5.000%, 10/1/2052, Ser. A 1,547,998
4,000,000 5.000%, 10/1/2052, Ser. B 4,127,996
1,000,000 5.000%, 10/1/2040 1,044,341
Minnesota Higher Education Fac.
Auth. Rev. Refg. (Gustavus
Adolphus College)
4,250,000 5.000%, 10/1/2047 4,295,056
Minnesota Higher Education Fac.
Auth. Rev. Refg. (St. Catherine
University)
1,015,000 5.000%, 10/1/2045, Ser. A 1,004,781
Minnesota Municipal Power Agency
Electric Rev.
200,000 5.000%, 10/1/2029 200,823
150,000 5.000%, 10/1/2030 150,740
200,000 5.000%, 10/1/2032 200,938
175,000 5.000%, 10/1/2033 175,813
1,500,000 5.000%, 10/1/2047 1,510,555
North Oaks, MN Senior Housing
Rev. Refg. (Waverly Gardens)
4,000,000 5.000%, 10/1/2047 3,892,218
Rochester, MN Health Care Fac.
Rev. Refg. (Mayo Clinic)
3,000,000 5.000%, 11/15/2057 3,190,003
St. Joseph, MN Senior Housing &
Healthcare Rev. (Woodcrest of
Country Manor)
1,275,000 5.000%, 7/1/2055, Ser. A 1,035,142
St. Paul, MN Housing &
Redevelopment Auth.
Health Care Fac. Rev. Refg.
(HealthPartners)
5,945,000 5.000%, 7/1/2032, Ser. A 6,005,760
St. Paul, MN Housing &
Redevelopment Auth. Health
Care Rev. Refg. (Fairview Health
Services)
1,945,000 5.000%, 11/15/2047, Ser. A 1,956,988

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Minnesota (4.1%) - continued
St. Paul, MN Housing &
Redevelopment Auth. Rev. Refg.
(Rossy & Richard Shaller Family
Sholom East Campus)
$ 1,000,000 5.000%, 10/1/2043 $ 822,445
Wayzata, MN Senior Housing Rev.
Refg. (Folkestone Senior Living
Community)
500,000 5.000%, 8/1/2049 492,208
Woodbury, MN Charter School
Lease Rev. Refg. (MSA Building
Company)
250,000 4.000%, 12/1/2050 187,720
Total 50,601,213
Mississippi (0.4%)
Medical Center Educational
Building Corporation Rev.
(Colony Park Teaching Campus)
5,000,000 4.000%, 6/1/2053, Ser. A 4,623,957
Total 4,623,957
Missouri (1.2%)
Kansas City, MO Industrial
Development Auth. Airport Rev.
(Kansas City International Airport
Terminal Modernization)
1,800,000
5.000%, 3/1/2046, Ser. B,
AMT 1,823,133
Kansas City, MO Industrial
Development Auth. Airport
Rev. (Kansas City International
Airport) (AGM Insured)
5,000,000
4.000%, 3/1/2050, Ser. A,
AMT
b
4,590,574
Lee's Summit, MO Industrial
Development Auth. Senior Living
Fac. Rev. Refg. (John Knox
Village)
500,000 5.750%, 8/15/2059, Ser. A
e
501,869
1,200,000 5.000%, 8/15/2042, Ser. A 1,103,981
Missouri Health and Educational
Fac. Auth. Health Fac. Rev.
(Mercy Health)
2,000,000 5.000%, 12/1/2052 2,093,842
Missouri Health and Educational
Fac. Auth. Rev. Refg. (Lake
Regional Health System)
1,200,000 4.000%, 2/15/2051 967,458
Ozark, MO R-6 School District
C.O.P
530,000 5.000%, 4/1/2042 544,067
250,000 5.000%, 4/1/2045 255,503
Taney County, MO Industrial
Development Auth. Sales Tax
Rev. (Big Cedar Infrastructure)
2,750,000 6.000%, 10/1/2049
c
2,668,044
Total 14,548,471
Montana (0.6%)
Missoula, MT Water Systems Rev.
830,000 5.000%, 7/1/2038, Ser. A 874,639
800,000 5.000%, 7/1/2039, Ser. A 841,814
Principal
Amount Long-Term Fixed Income (98.8%) Value
Montana (0.6%) - continued
Montana Fac. Finance Auth.
Health Care Fac. Rev. (Montana
Children's Home and Hospital)
$ 4,000,000 4.000%, 7/1/2050, Ser. A $ 2,589,042
1,000,000 4.000%, 7/1/2044 720,095
Montana Fac. Finance Auth. Health
Fac. Rev. Refg. (Bozeman
Deaconess Health Services
Obligated Group)
2,750,000 4.000%, 6/1/2045, Ser. A 2,514,548
Total 7,540,138
Nebraska (1.8%)
Dodge County, NE School District
No. 1 U.T.G.O. (Fremont Public
Schools) (AGM Insured)
3,000,000 5.000%, 12/15/2048
b
3,183,252
Douglas County, NE Hospital
Auth. No. 2 Health Fac. Rev.
(Children's Hospital)
2,105,000 5.000%, 11/15/2047 2,127,154
Omaha, NE Public Power District
Electric Rev.
8,150,000 5.000%, 2/1/2045, Ser. A 8,159,003
8,275,000 5.000%, 2/1/2046, Ser. A 8,734,737
Total 22,204,146
Nevada (0.5%)
Carson City, NV Hospital Rev. Refg.
(Carson Tahoe Regional Medical
Center)
1,500,000 5.000%, 9/1/2042, Ser. A 1,514,730
3,250,000 5.000%, 9/1/2047, Ser. A 3,259,650
Las Vegas, NV Convention and
Visitors Auth. Convention Center
Expansion and Renovation Rev.
1,000,000 5.000%, 7/1/2049, Ser. A 1,055,385
Las Vegas, NV Special
Improvement District No. 817
Special Assessment (Summerlin
Village 29)
100,000 6.000%, 6/1/2053 101,641
350,000 6.000%, 6/1/2048 356,757
Total 6,288,163
New Hampshire (0.5%)
National Finance Auth., NH Rev.
(Presbyterian Senior Living)
750,000 5.250%, 7/1/2048, Ser. A 758,880
New Hampshire Health and
Education Fac. Auth. Rev. (BAM
Insured)
5,000,000 5.000%, 8/1/2059, Ser. A
b
5,157,503
Total 5,916,383
New Jersey (3.0%)
Camden County, NJ Improvement
Auth. School Rev. (Kipp: Cooper
Norcross Academy - 2022)
400,000 6.000%, 6/15/2052 423,608
750,000 6.000%, 6/15/2047 799,434

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
New Jersey (3.0%) - continued
New Jersey Economic
Development Auth. Rev.
$ 1,485,000 5.000%, 6/15/2043, Ser. EEE
f
$ 1,614,380
2,515,000 5.000%, 6/15/2043, Ser. EEE 2,591,117
New Jersey Economic
Development Auth. Social Rev.
(School Improvements)
300,000
4.000%, 6/15/2050, Ser.
QQQ 279,246
New Jersey Health Care Fac.
Financing Auth. Rev. (RWJ
Barnabas Health)
3,015,000 4.000%, 7/1/2051, Ser. A 2,808,566
New Jersey Transportation Trust
Fund Auth. Rev.
10,000,000 4.000%, 6/15/2050, Ser. BB 9,264,479
500,000 5.500%, 6/15/2050, Ser. CC 542,796
1,000,000 5.250%, 6/15/2033, Ser. AA 1,016,447
1,645,000 5.250%, 6/15/2034, Ser. AA 1,670,966
New Jersey Transportation Trust
Fund Auth. Rev. Refg.
2,000,000 5.000%, 12/15/2039, Ser. A 2,106,004
New Jersey Turnpike Auth. Rev.
1,000,000 4.125%, 1/1/2054, Ser. B 963,331
Ocean County, NJ Utilities Auth.
Waste Water Rev. (NATL-RE
Insured)
3,180,000 5.250%, 1/1/2025
b
3,212,701
Tobacco Settlement Financing
Corporation, NJ Rev. Refg.
8,950,000 5.250%, 6/1/2046, Ser. A 9,264,788
Total 36,557,863
New York (7.9%)
Buffalo & Erie County, NY Industrial
Land Development Corporation
Rev.
1,500,000 5.000%, 8/1/2047, Ser. A 1,403,817
Build NYC Resource Corporation,
NY Rev. (East Harlem Scholars
Academy Charter School)
345,000 5.750%, 6/1/2052
c
350,985
Build NYC Resource Corporation,
NY Rev. (Global Community
Charter School)
1,275,000 5.000%, 6/15/2052, Ser. A 1,224,659
Build NYC Resource Corporation,
NY Rev. (Unity Preparatory
Charter School of Brooklyn)
1,075,000 5.500%, 6/15/2053, Ser. A
c
1,067,147
Metropolitan Transportation Auth.,
NY Rev.
2,750,000
5.000%, 11/15/2045, Ser.
A-2
a
2,946,532
Monroe County, NY Industrial
Development Corporation
Rev. (True North Rochester
Preparatory Charter School)
1,000,000 5.000%, 6/1/2050, Ser. A
c
948,170
New York City, NY G.O.
2,250,000 4.500%, 5/1/2049, Ser. D-1 2,267,749
Principal
Amount Long-Term Fixed Income (98.8%) Value
New York (7.9%) - continued
New York City, NY Municipal Water
Finance Auth. Water and Sewer
System Rev.
$ 17,000,000 4.000%, 6/15/2051, Ser. AA-1 $ 16,252,947
160,000
3.800%, 6/15/2035, Ser.
BB-2
a
160,000
4,000,000 4.125%, 6/15/2047, Ser. DD 3,904,509
New York City, NY Transitional
Finance Auth. Building Aid Rev.
16,625,000 5.000%, 7/15/2043, Ser S-1 17,339,406
New York City, NY Transitional
Finance Auth. Future Tax
Secured Rev.
3,000,000 4.000%, 5/1/2053, Ser. A-1 2,817,340
New York Dormitory Auth. Personal
Income Tax Rev. Refg.
8,320,000 5.000%, 2/15/2043, Ser. B 8,577,971
10,000 5.000%, 2/15/2043, Ser. B
f
10,640
New York Dormitory Auth. Rev.
Refg. (Yeshiva University)
1,500,000 5.000%, 7/15/2050, Ser. A 1,467,436
2,200,000 5.000%, 7/15/2042, Ser. A 2,217,226
New York Transportation
Development Corporation
Exempt Fac. Rev. (State Thruway
Service Areas)
750,000 4.000%, 4/30/2053, AMT 603,341
New York Transportation
Development Corporation
Special Fac. Rev. (John F.
Kennedy International Airport
Terminal One)
3,000,000 6.000%, 6/30/2054, AMT 3,287,579
New York Transportation
Development Corporation
Special Fac. Rev. (LaGuardia
Airport )
775,000 5.000%, 1/1/2036, AMT 792,645
New York Transportation
Development Corporation
Special Fac. Rev. (Laguardia
Airport Terminal C&D
Redevelopment)
500,000 6.000%, 4/1/2035, AMT 566,523
750,000 5.625%, 4/1/2040, AMT 814,972
New York Transportation
Development Corporation
Special Fac. Rev. (Terminal 4
John F. Kennedy International
Airport)
1,000,000 5.000%, 12/1/2039, AMT 1,051,269
1,000,000 5.000%, 12/1/2040, AMT 1,044,698
1,000,000 5.000%, 12/1/2041, AMT 1,040,406
600,000 5.000%, 12/1/2042, AMT 621,919
New York Urban Development
Corporation Rev.
15,000,000 4.000%, 3/15/2045, Ser. A 14,540,926
Oneida Indian Nation, NY Tax Rev.
250,000 6.000%, 9/1/2043, Ser. B
c
263,860
Port Auth. of New York & New
Jersey Rev. Refg.
5,000,000
5.000%, 9/15/2034, Ser. 207,
AMT 5,212,220
1,715,000
5.000%, 9/15/2048, Ser. 207,
AMT 1,735,796

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
New York (7.9%) - continued
Triborough, NY Bridge & Tunnel
Auth. Rev.
$ 1,000,000 5.250%, 11/15/2045, Ser. A $ 1,013,318
Troy, NY Capital Resource
Corporation Rev. Refg.
(Rensselaer Polytecnic Institute)
750,000 5.000%, 9/1/2039, Ser. A 792,877
Total 96,338,883
North Carolina (1.3%)
Appalachian State University, NC
Rev.
2,510,000 5.000%, 5/1/2044 2,604,446
Charlotte, NC Airport Rev.
(Charlotte Douglas International
Airport)
1,500,000 5.000%, 7/1/2042, Ser. A 1,548,029
Charlotte, NC Airport Rev. Refg.
(Charlotte Douglas International
Airport)
2,500,000
4.250%, 7/1/2052, Ser. B,
AMT 2,376,691
Greater Asheville, NC Regional
Airport Auth. Rev. (AGM Insured)
750,000 5.250%, 7/1/2053, AMT
b
788,796
1,000,000 5.250%, 7/1/2048, AMT
b
1,061,114
North Carolina Medical Care
Commission Health Care Fac.
Rev. (Presbyterian Homes)
1,250,000 5.000%, 10/1/2050, Ser. A 1,264,297
North Carolina Medical Care
Commission Retirement Fac.
First Mortgage Rev. (The United
Methodist Retirement Homes)
750,000 5.125%, 10/1/2054, Ser. A 762,217
North Carolina Medical Care
Commission Retirement Fac.
Rev. Refg. (Plantation Village,
Inc.)
1,500,000 4.000%, 1/1/2052, Ser. A 1,143,624
North Carolina Turnpike Auth. Rev.
(Triangle Expressway System)
(AGM Insured)
4,250,000 5.000%, 1/1/2049
b
4,380,232
Total 15,929,446
North Dakota (0.5%)
Grand Forks, ND Health Care
System Rev. (Altru Health
System) (AGM Insured)
250,000 5.000%, 12/1/2053, Ser. A
b
254,657
250,000 5.000%, 12/1/2048, Ser. A
b
257,020
Horace, ND Refg. Improvement
U.T.G.O.
1,800,000 5.000%, 5/1/2048, Ser. A 1,699,057
University of North Dakota
C.O.P. (Infrastructure Energy
Improvement)
3,775,000 5.000%, 4/1/2048, Ser. A 3,863,996
Total 6,074,730
Principal
Amount Long-Term Fixed Income (98.8%) Value
Ohio (3.9%)
Akron Bath and Copley Joint
Township, OH Hospital Fac. Rev.
Refg. (Summa Health System)
$ 1,600,000 4.000%, 11/15/2037 $ 1,471,974
American Municipal Power
Ohio, Inc. Rev. (Greenup
Hydroelectric)
1,000,000 5.000%, 2/15/2041, Ser. A 1,009,464
Bowling Green State University, OH
Rev. Refg.
500,000 4.000%, 6/1/2045, Ser. A 481,289
Buckeye Tobacco Settlement
Financing Auth., OH Rev. Refg.
14,485,000 5.000%, 6/1/2055, Ser. B-2 13,112,827
Hamilton County, OH Healthcare
Rev. (Life Enriching
Communities)
1,000,000 5.750%, 1/1/2053, Ser. A 1,023,187
Montgomery County, OH Hospital
Fac. Improvement Rev. Refg.
(Kettering Health Network
Obligated Group)
800,000 4.000%, 8/1/2051 701,299
Montgomery County, OH Hospital
Fac. Rev. Refg. (Dayton
Children's Hospital)
1,500,000 4.000%, 8/1/2046 1,397,258
Ohio Higher Educational Fac.
Commission Rev. (Dayton
University)
2,565,000 5.000%, 12/1/2035, Ser. A 2,603,505
Ohio Higher Educational Fac.
Commission Rev. (Kenyon
College)
3,025,000 5.000%, 7/1/2042 3,100,144
Ohio Higher Educational Fac.
Commission Rev. Refg.
(University of Findlay)
2,400,000 5.000%, 3/1/2034 2,312,527
Ohio Turnpike Commission Rev.
8,945,000 5.700%, 2/15/2034, Ser. A-4 10,380,292
Ohio Turnpike Commission Rev.
Refg. (NATL-RE Insured)
10,000,000 5.500%, 2/15/2026, Ser. A
b
10,272,587
Total 47,866,353
Oklahoma (0.9%)
Oklahoma Turnpike Auth. Rev.
2,500,000 5.000%, 1/1/2042, Ser. A 2,529,960
5,665,000 5.000%, 1/1/2047, Ser. C 5,798,052
Oklahoma Water Resources Board
Loan Program Rev.
2,005,000 5.000%, 10/1/2040, Ser. A 2,047,066
Osage County, OK Industrial Auth.
Rev.
1,000,000 6.500%, 9/1/2040 1,058,733
Total 11,433,811

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Oregon (1.6%)
Clackamas and Washington
Counties, OR Joint School
District No. 3 G.O. (West Linn-
Wilsonville Schools)
$ 700,000
Zero Coupon, 6/15/2040,
Ser. A $ 326,934
Clackamas County, OR School
District No. 62C U.T.G.O.
3,500,000 5.000%, 6/15/2049, Ser. B 3,630,682
Multnomah & Clackamas Counties,
OR School District G.O.
520,000
Zero Coupon, 6/15/2035,
Ser. A 322,458
Port of Portland, OR Airport Rev.
(Portland International Airport)
5,000,000
5.000%, 7/1/2052, Ser. 28,
AMT 5,137,101
Port of Portland, OR Airport Rev.
Refg. (Portland International
Airport)
4,750,000
5.000%, 7/1/2044, Ser. 25B,
AMT 4,857,423
Salem, OR Hospital Fac. Auth. Rev.
Refg. (Capital Manor)
400,000 4.000%, 5/15/2057 294,630
Salem-Keizer School District No.
24J, Marion and Polk Counties,
OR G.O.
5,000,000
Zero Coupon, 6/15/2028,
Ser. B 4,316,570
Warm Springs, OR Reservation
Confederated Tribes
Hydroelectric Rev. Refg. (Pelton-
Round Butte)
800,000 5.000%, 11/1/2039, Ser. B
c
844,997
Total 19,730,795
Pennsylvania (4.0%)
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport)
1,650,000
5.000%, 1/1/2051, Ser. A,
AMT 1,677,701
Allegheny County, PA Airport Auth.
Rev. (Pittsburgh International
Airport) (AGM Insured)
1,500,000
5.500%, 1/1/2053, Ser. A,
AMT
b
1,606,270
4,500,000
5.500%, 1/1/2048, Ser. A,
AMT
b
4,859,680
Berks County, PA Industrial
Development Auth. Healthcare
Fac. Rev. Refg. (Highlands at
Wyomissing)
460,000 5.000%, 5/15/2043
f
474,679
410,000 5.000%, 5/15/2048
f
423,084
Cumberland County, PA Municipal
Auth. Rev. (Diakon Lutheran
Social Ministries)
670,000 5.000%, 1/1/2038 671,430
Principal
Amount Long-Term Fixed Income (98.8%) Value
Pennsylvania (4.0%) - continued
Northampton County, PA General
Purpose Auth. Hospital Rev.
Refg. (St. Luke's University
Health Network)
$ 8,330,000 5.250%, 8/15/2053, Ser. A-1 $ 8,904,262
Pennsylvania Economic
Development Financing Auth.
Rev. (Penndot Major Bridges
Package One)
1,500,000 6.000%, 6/30/2061, AMT 1,644,778
Pennsylvania Economic
Development Financing Auth.
Rev. (Presbyterian Senior Living)
1,000,000 5.250%, 7/1/2049, Ser. B-1 1,009,842
Pennsylvania Economic
Development Financing Auth.
Rev. (Villanova University)
2,200,000 4.000%, 8/1/2054 2,080,786
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (Presbyterian Senior
Living)
1,000,000 4.000%, 7/1/2046 863,264
Pennsylvania Economic
Development Financing Auth.
Rev. Refg. (UPMC)
2,000,000 5.000%, 2/15/2047, Ser. A 2,093,759
Pennsylvania Turnpike Commission
Turnpike Rev.
1,000,000 4.000%, 12/1/2050, Ser. A 928,590
Pennsylvania Turnpike Commission
Turnpike Rev. (AGM Insured)
10,440,000 6.250%, 6/1/2033, Ser. C
b
11,079,830
Pennsylvania Turnpike Commission
Turnpike Rev. (BAM Insured)
6,090,000
Zero Coupon, 12/1/2041, Ser.
A-3
b
2,682,563
Pennsylvania Turnpike Commission
Turnpike Rev. Refg.
7,000,000 5.250%, 12/1/2053, Ser. A 7,504,685
Total 48,505,203
Puerto Rico (0.5%)
Puerto Rico Sales Tax Financing
Corporation Rev.
1,000,000 4.750%, 7/1/2053, Ser. A-1 973,907
5,296,000 4.550%, 7/1/2040, Ser. A-1 5,297,691
Total 6,271,598
South Carolina (1.3%)
South Carolina Jobs Economic
Development Auth. Hospital Fac.
Rev. Refg. (Bon Secours Mercy
Health, Inc.)
2,000,000 5.000%, 12/1/2046, Ser. A 2,075,781
South Carolina Jobs Economic
Development Auth. Hospital Rev.
(AnMed Health)
5,000,000 5.250%, 2/1/2053 5,310,130
4,500,000 4.250%, 2/1/2048 4,412,993

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
South Carolina (1.3%) - continued
South Carolina Jobs Economic
Development Auth. Rev. (Bishop
Gadsden Episcopal Retirement
Community)
$ 2,460,000 5.000%, 4/1/2054, Ser. A $ 2,240,197
South Carolina Jobs Economic
Development Auth. Rev. Refg.
(Life Communities, Inc.)
2,000,000 5.000%, 11/15/2047, Ser. C 2,017,715
Total 16,056,816
South Dakota (0.1%)
Lincoln County, SD Economic
Development Rev. (Augustana
College Association)
850,000 4.000%, 8/1/2051 677,838
South Dakota Board of Regents
Housing & Auxiliary Fac. System
Rev.
1,000,000 5.000%, 4/1/2033, Ser. B 1,004,155
Total 1,681,993
Tennessee (0.2%)
Metropolitan Government of
Nashville and Davidson County,
TN Health and Educational
Fac. Rev. (Trevecca Nazarene
University)
1,430,000 4.000%, 10/1/2051, Ser. B 1,110,852
Metropolitan Nashville, TN Airport
Auth. Rev.
1,000,000
5.500%, 7/1/2052, Ser. B,
AMT 1,067,450
Total 2,178,302
Texas (12.3%)
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Cypress Christian School)
1,000,000 6.000%, 6/1/2053
c
1,011,977
750,000 6.250%, 6/1/2063
c
765,386
Arlington, TX Higher Education
Finance Corporation Education
Rev. (Great Hearts America)
(PSF-GTD Insured)
3,180,000 4.000%, 8/15/2055, Ser. A
b
2,783,714
Austin, TX Airport System Rev.
1,000,000 5.000%, 11/15/2052, AMT 1,028,490
Central Texas Regional Mobility
Auth. Rev.
1,000,000 4.000%, 1/1/2051, Ser. B 929,737
500,000 5.000%, 1/1/2045, Ser. E 518,741
1,000,000 5.000%, 1/1/2046, Ser. B 1,040,834
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools)
1,000,000 5.000%, 8/15/2042 1,000,152
2,000,000 6.000%, 8/15/2043 2,002,107
Clifton, TX Higher Education
Finance Corporation Education
Rev. (IDEA Public Schools) (PSF-
GTD Insured)
3,000,000 4.000%, 8/15/2050, Ser. T
b
2,832,952
Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (12.3%) - continued
$ 1,000,000 5.000%, 8/15/2036, Ser. A
b
$ 1,020,778
4,605,000 5.000%, 8/15/2039
b
4,612,977
Clifton, TX Higher Education
Finance Corporation Education
Rev. (International Leadership of
Texas, Inc.) (PSF-GTD Insured)
3,500,000 4.250%, 8/15/2052
b
3,399,673
Dallas and Fort Worth, TX
International Airport Rev. Refg.
2,000,000 4.000%, 11/1/2045, Ser. B 1,927,989
Denton, TX Independent School
District U.T.G.O. (PSF-GTD
Insured)
2,580,000 5.000%, 8/15/2053
b
2,734,666
Galveston, TX Wharves & Terminal
Rev.
1,000,000 6.000%, 8/1/2043, AMT 1,101,922
Georgetown, TX Utility System Rev.
(AGM Insured)
7,000,000 4.250%, 8/15/2047
b
6,773,642
Greater Texoma, TX Utility Auth.
Contract Rev. (City of Sherman)
(AGM Insured)
6,000,000 4.250%, 10/1/2053
b
5,699,417
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. (First Mortgage
Brazos Presbyterian Homes,
Inc.)
230,000 5.000%, 1/1/2033, Ser. A 218,490
Harris County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Memorial
Hermann Health System)
7,000,000 4.125%, 7/1/2052, Ser. A 6,419,801
Hidalgo County, TX Regional
Mobility Auth. Toll & Vehicle
Registration Rev.
400,000 4.000%, 12/1/2041, Ser. A 374,481
Houston, TX Airport System Rev.
Refg. (AGM Insured)
5,250,000
4.500%, 7/1/2053, Ser. A,
AMT
b
5,090,063
3,000,000
5.250%, 7/1/2053, Ser. A,
AMT
b
3,157,480
Houston, TX Water and Sewer
System Rev. Refg. (AGM
Insured)
10,000,000 5.750%, 12/1/2032, Ser. A
b,f
12,148,085
Irving, TX Rev. Refg.
2,325,000 5.000%, 8/15/2043 2,284,719
Lake Travis, TX Independent
School District U.T.G.O. Refg.
(PSF-GTD Insured)
255,000 5.000%, 2/15/2031
b,f
265,918
Lower Colorado River, TX Auth.
Rev. Refg. (LCRA Transmission
Services Corporation) (AGM
Insured)
6,000,000 5.500%, 5/15/2053
b
6,542,922
2,000,000 5.500%, 5/15/2048
b
2,189,760
Midland County, TX Hospital
District Rev. (BAM Insured)
1,250,000 5.250%, 5/15/2054, Ser. A
b
1,337,273

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (12.3%) - continued
New Hope Cultural Education
Fac. Finance Corporation,
TX Retirement Fac. Rev.
(Army Retirement Residence
Foundation)
$ 1,500,000 5.750%, 7/15/2052 $ 1,404,755
New Hope Cultural Education
Fac. Finance Corporation, TX
Student Housing Rev. (Collegiate
Housing College Station I, LLC -
Texas A&M University)
1,000,000 5.000%, 4/1/2029, Ser. A 1,000,189
North East Independent School
District, Bexar County, TX
U.T.G.O. Refg. (PSF-GTD
Insured)
5,000,000 5.250%, 2/1/2028
b
5,364,468
2,000,000 5.250%, 2/1/2029
b
2,189,428
North Texas Tollway Auth. System
Rev. Refg. (AGC Insured)
5,000,000
Zero Coupon, 1/1/2028, Ser.
D
b
4,373,091
Port Freeport, TX Rev.
3,700,000
5.000%, 6/1/2049, Ser. A,
AMT 3,720,523
Red River Education Finance
Corporation, TX Higher
Education Rev. Refg. (St.
Edwards University)
2,130,000 5.000%, 6/1/2046 2,013,427
San Antonio, TX Education Fac.
Corporation Rev. (Hallmark
University)
280,000 5.000%, 10/1/2031, Ser. A 266,091
San Antonio, TX Electric and Gas
Systems Rev. Refg.
3,000,000 5.500%, 2/1/2050, Ser. A 3,310,292
San Antonio, TX Water System Rev.
7,875,000 5.000%, 5/15/2039, Ser. A 8,248,463
Southwest Texas Higher Education
Auth. Rev. Refg. (Southern
Methodist University)
600,000 5.000%, 10/1/2039 619,404
600,000 5.000%, 10/1/2040 617,906
700,000 5.000%, 10/1/2041 719,613
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. (Baylor
Scott and White Health)
500,000 5.000%, 11/15/2051, Ser. D 514,570
750,000 5.500%, 11/15/2047, Ser. D 820,494
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Hospital Rev. Refg.
(Hendrick Medical Center)
2,640,000 5.000%, 9/1/2030 2,644,948
Tarrant County, TX Cultural
Education Fac. Finance
Corporation Rev. Refg. (Trinity
Terrace)
765,000 5.000%, 10/1/2044, Ser. A-1 720,855
Principal
Amount Long-Term Fixed Income (98.8%) Value
Texas (12.3%) - continued
Texas Municipal Gas Acquisition
and Supply Corporation III Rev.
Refg.
$ 1,000,000 5.000%, 12/15/2031 $ 1,047,090
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(North Tarrant Express)
3,000,000 5.500%, 12/31/2058, AMT 3,215,207
Texas Private Activity Bond Surface
Transportation Corporation Rev.
(Segment 3C)
15,380,000 5.000%, 6/30/2058, AMT 15,476,242
Texas Private Activity Bond Surface
Transportation Corporation Rev.
Refg. (LBJ Infrastructure Group,
LLC)
500,000 4.000%, 12/31/2039, Ser. A 497,197
4,275,000 4.000%, 6/30/2040, Ser. A 4,205,180
Texas Technical College System
Rev. (Financing System
Improvement) (AGM Insured)
3,000,000 6.000%, 8/1/2054, Ser. A
b
3,367,913
Waco, TX Educational Finance
Corporation Rev. (Baylor
University)
2,605,000 4.000%, 3/1/2051 2,367,476
Total 149,938,968
Utah (2.0%)
Intermountain Power Agency, UT
Power Supply Rev. Refg.
250,000 5.000%, 7/1/2044, Ser. A 268,435
2,000,000 5.000%, 7/1/2045, Ser. A 2,142,056
Jordan Valley, UT Water
Conservancy District Rev.
3,420,000 5.000%, 10/1/2044, Ser. A 3,579,996
3,000,000 5.000%, 10/1/2049, Ser. A 3,102,376
Lehi, UT Franchise and Sales Tax
Rev. (Broadband) (AGM Insured)
1,825,000 4.000%, 2/1/2048
b
1,722,792
Orem, UT G.O.
6,880,000 5.000%, 12/1/2046 7,198,651
Salt Lake City, UT Airport Rev.
1,000,000
5.000%, 7/1/2042, Ser. A,
AMT 1,013,873
1,000,000
5.250%, 7/1/2048, Ser. A,
AMT 1,021,634
1,125,000
5.250%, 7/1/2048, Ser. A,
AMT 1,191,145
Utah Charter School Finance Auth.
Rev. (Utah Charter Acadamies)
800,000 5.000%, 10/15/2048 803,993
Utah County, UT Hospital Rev. (IHC
Health Services, Inc.)
1,610,000 5.000%, 5/15/2045, Ser. A 1,610,567
Utah Infrastructure Agency
Telecommunication Rev.
350,000 6.000%, 10/15/2047 373,821
Total 24,029,339

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Vermont (0.3%)
Vermont Educational & Health
Buildings Financing Agency
Rev. Refg. (University of Vermont
Medical Center)
$ 3,000,000 5.000%, 12/1/2035, Ser. A $ 3,062,313
1,000,000 5.000%, 12/1/2036, Ser. A 1,017,336
Total 4,079,649
Virginia (2.5%)
Fairfax County, VA Industrial
Development Auth. Health Care
Rev. Refg. (Inova Health System)
5,000,000 4.000%, 5/15/2042 4,902,279
James City County, VA Economic
Development Auth. Residential
Care Fac. Rev. (Williamsburg
Landing)
650,000 6.875%, 12/1/2058, Ser. A 703,731
Roanoke, VA Economic
Development Auth. Hospital Rev.
Refg. (Carilion Clinic Obligated
Group)
5,000,000 4.000%, 7/1/2051, Ser. A 4,680,154
Virginia Small Business Financing
Auth. Rev. (Transform 66 P3)
610,000 5.000%, 12/31/2047, AMT 613,855
6,575,000 5.000%, 12/31/2049, AMT 6,603,154
10,610,000 5.000%, 12/31/2052, AMT 10,633,866
Virginia Small Business Financing
Auth. Rev. Refg. (95 Express
Lanes, LLC)
500,000 4.000%, 1/1/2048, AMT 439,867
Virginia Small Business Financing
Auth. Rev. Refg. (Elizabeth River
Crossings OpCo, LLC)
500,000 4.000%, 1/1/2039, AMT 483,347
1,000,000 4.000%, 1/1/2040, AMT 955,104
Total 30,015,357
Washington (2.1%)
FYI Properties, WA Lease Rev.
Refg. (Washington DIS)
5,000,000 5.000%, 6/1/2038 5,228,661
Grant County, WA Public Hospital
District No. 2 U.T.G.O. (Quincy
Valley Medical Center)
3,250,000 5.000%, 12/1/2044 3,187,443
Kalispel Tribe of Indians, WA Rev.
750,000 5.250%, 1/1/2038, Ser. A
*
764,191
Port of Seattle, WA Rev.
1,000,000 5.000%, 4/1/2044, AMT 1,021,357
Skagit County, WA Public Hospital
District No. 1 Hospital Rev.
(Skagit Regional Health)
1,750,000 5.500%, 12/1/2054 1,835,561
Snohomish County, WA Housing
Auth. Rev.
3,005,000 5.000%, 4/1/2041 3,063,461
Washington Health Care Fac.
Auth. Rev. (Seattle Cancer Care
Alliance)
650,000 4.000%, 12/1/2045
c
595,206
Principal
Amount Long-Term Fixed Income (98.8%) Value
Washington (2.1%) - continued
Washington Health Care Fac. Auth.
Rev. Refg. (Seattle Cancer Care
Alliance)
$ 2,000,000 4.000%, 9/1/2050 $ 1,768,042
2,000,000 5.000%, 9/1/2055, Ser. 2020 2,043,111
Washington Higher Education Fac.
Auth. Rev. (Seattle University)
500,000 4.000%, 5/1/2050 438,654
450,000 4.000%, 5/1/2045 409,818
Washington Housing Finance
Commission Nonprofit Housing
Rev. Refg. (Emerald Heights)
1,200,000 5.000%, 7/1/2048, Ser. A 1,211,937
Washington Housing Finance
Commission Nonprofit Rev.
(Radford Court and Nordheim
Court Portfolio)
1,000,000 5.500%, 7/1/2059
e
1,042,399
Washington Housing Finance
Commission Nonprofit Rev. Refg.
(Seattle Academy of Arts and
Sciences)
1,340,000 6.125%, 7/1/2053
c
1,449,228
1,250,000 6.250%, 7/1/2059
c
1,355,211
Total 25,414,280
West Virginia (1.1%)
West Virginia Hospital Finance
Auth. Rev. (West Virginia
University Health System
Obligated Group)
2,000,000 4.375%, 6/1/2053, Ser. A 1,911,447
2,000,000 4.250%, 6/1/2047, Ser. A 1,932,235
West Virginia Parkways Auth.
Turnpike Toll Rev.
10,000,000 4.000%, 6/1/2051 9,409,274
Total 13,252,956
Wisconsin (2.5%)
Public Finance Auth., WI Charter
School Rev. (Quality Education
Academy)
475,000 6.250%, 7/15/2053, Ser. A
c
491,725
750,000 6.500%, 7/15/2063, Ser. A
c
781,500
Public Finance Auth., WI Education
Rev. (Unity Classical Charter
School; A Challenge Foundation
Academy)
500,000 6.875%, 7/1/2053
c
514,431
750,000 7.000%, 7/1/2058
c
771,368
Public Finance Auth., WI Hospital
Rev. Refg. (WakeMed Hospital)
2,000,000 5.000%, 10/1/2044, Ser. A 2,060,338
Public Finance Auth., WI Hotel Rev.
(Grand Hyatt San Antonio Hotel
Acquisition)
1,000,000 5.000%, 2/1/2052, Ser. A 976,094
Public Finance Auth., WI Proj.
Rev. (CFP3 - Eastern Michigan
University Student Housing)
(BAM Insured)
1,000,000 5.500%, 7/1/2052, Ser. A-1
b
1,068,859

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (98.8%) Value
Wisconsin (2.5%) - continued
Public Finance Auth., WI Retirement
Communities Rev. (Acts
Retirement - Life Communities,
Inc.)
$ 3,000,000 5.000%, 11/15/2041, Ser. A $ 3,094,354
Public Finance Auth., WI Rev.
(AFCO Airport Real Estate
Group)
400,000 5.250%, 7/1/2053, AMT 391,642
920,000 5.500%, 7/1/2043, AMT 958,774
Public Finance Auth., WI Rev.
(Fargo-Moorhead Metropolitan
Area Flood Risk Management)
2,500,000 4.000%, 3/31/2056, AMT 2,011,183
4,000,000 4.000%, 9/30/2051, AMT 3,291,406
Public Finance Auth., WI Student
Housing Rev. (CHF-Manoa, LLC)
2,000,000 5.750%, 7/1/2063, Ser. A
c
2,089,236
Wisconsin Health & Educational
Fac. Auth. Rev. (Bellin Memorial
Hospital, Inc.)
1,250,000 5.500%, 12/1/2052, Ser. A 1,343,253
Wisconsin Health & Educational
Fac. Auth. Rev. (Thedacare, Inc.)
1,195,000 5.000%, 12/15/2039 1,198,294
Wisconsin Health & Educational
Fac. Auth. Rev. (Three Pillars
Senior Living Communities)
1,000,000 4.000%, 8/15/2055, Ser. A 716,843
500,000 5.750%, 8/15/2059, Ser. A 502,263
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Ascension
Health Credit Group)
5,000,000 5.000%, 11/15/2039, Ser. A 5,081,762
Wisconsin Health & Educational
Fac. Auth. Rev. Refg.
(Benevolent Corporation Cedar
Community)
870,000 5.000%, 6/1/2037 825,099
Wisconsin Health & Educational
Fac. Auth. Rev. Refg. (Marshfield
Clinic Health Systems, Inc.)
2,000,000 5.000%, 2/15/2047, Ser. C 1,932,855
Total 30,101,279
Wyoming (<0.1%)
Lincoln County, WY Pollution
Control Rev. Refg. (ExxonMobil)
105,000 3.820%, 10/1/2044
a
105,000
Total 105,000
Total Long-Term Fixed Income
(cost $1,237,843,496) 1,206,756,755
Principal
Amount Short-Term Investments ( <0.1% )
g
Value
Federal Home Loan Bank Discount
Notes
$ 400,000 5.225%, 6/7/2024
h
$ 397,773
Total Short-Term Investments
(cost $397,852) 397,773
Total Investments
(cost $1,238,241,348) 98.8% $1,207,154,528
Other Assets and Liabilities, Net
1.2% 14,108,615
Total Net Assets 100.0% $1,221,263,143
a Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
b To reduce certain risks associated with securities issued
by municipalities, which may include but are not limited
to economic development in a specific industry or
municipality, the principal and/or interest payments are
guaranteed by the bond insurance company or government
agency identified.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $27,430,079 or 2.2% of
total net assets.
d Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
e Denotes investments purchased on a when-issued or
delayed-delivery basis.
f Denotes securities that have been pre-refunded or
escrowed to maturity. Under such an arrangement, money
is deposited into an irrevocable escrow account and is used
to purchase U.S. Treasury securities or government agency
securities with maturing principal and interest earnings
sufficient to pay all debt service requirements of the pre-
refunded bonds.
g The interest rate shown reflects the yield.
h All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities Act of
1933. The value of all restricted securities held in Municipal
Bond Fund as of April 30, 2024 was $764,191 or 0.06% of
total net assets. The following table indicates the acquisition date and cost of restricted securities shown in the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
Kalispel Tribe of Indians, WA
Rev., 1/1/2038 5/17/2018 $ 737,768

Municipal Bond Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Definitions:
AGC - Assured Guaranty, Ltd
AGM - Assured Guaranty Municipal Corporation
AMT - Subject to Alternative Minimum Tax
Auth. - Authority
BAM - Build America Mutual
Fac. - Facility/Facilities
G.O. - General Obligation
NATL-RE - National Public Finance Guarantee Corporation
Proj. - Project
PSF-GTD - Permanent School Fund Guarantee Program
Refg. - Refunding
Rev. - Revenue
Ser. - Series
U.T.G.O. - Unlimited Tax General Obligation
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 23,147,960
Gross unrealized depreciation (59,517,582)
Net unrealized appreciation (depreciation) $ (36,369,622)
Cost for federal income tax purposes $ 1,243,524,150
Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Municipal Bond Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Education 228,811,493 – 228,811,493 –
Electric Revenue 41,115,321 – 41,115,321 –
Escrowed/Pre-refunded 17,098,754 – 17,098,754 –
General Obligation 87,607,685 – 87,607,685 –
Health Care 261,128,950 – 261,128,950 –
Housing Finance 24,923,221 – 24,923,221 –
Industrial Development Revenue 31,637,008 – 31,637,008 –
Other Revenue 58,168,285 – 58,168,285 –
Tax Revenue 62,388,377 – 62,388,377 –
Transportation 304,475,581 – 304,475,581 –
Water & Sewer 89,402,080 – 89,402,080 –
Short-Term Investments 397,773 – 397,773 –
Total Investments at Value $1,207,154,528 $– $1,207,154,528 $–
The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (171,002)
Total Interest Rate Contracts (171,002)
Total ($171,002)
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Municipal Bond Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 1,096,935
Total Interest Rate Contracts 1,096,935
Total $1,096,935
The following table presents Municipal Bond Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $3,409,569

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 80 .0% ) Value
Asset-Backed Securities (9.8%)
510 Asset Backed Trust
$ 500,000
3.967%,  5/25/2061, Ser.
2021-NPL1, Class A2
a,b
$ 462,903
522,347
2.116%,  6/25/2061, Ser.
2021-NPL2, Class A1
a,b
502,187
1,000,000
4.090%,  6/25/2061, Ser.
2021-NPL2, Class A2
a,b
933,177
720 East CLO, Ltd.
900,000
9.575%,  (TSFR3M +
4.250%), 1/20/2036, Ser.
2022-1A, Class C
a,c
908,271
Affirm Asset Securitization Trust
1,200,000
4.300%,  5/17/2027, Ser.
2022-A, Class 1A
a
1,198,986
1,250,000
6.610%,  1/18/2028, Ser.
2023-A, Class A
a
1,255,803
1,000,000
6.820%,  9/15/2028, Ser.
2023-B, Class A
a
1,010,271
773,899
7.110%,  11/15/2028, Ser.
2023-X1, Class A
a
776,879
1,800,000
5.610%,  2/15/2029, Ser.
2024-A, Class A
a
1,782,418
AMSR Trust
1,079,000
2.352%,  6/17/2038, Ser.
2021-SFR1, Class C
a
926,879
Anchorage Capital CLO 16, Ltd.
1,550,000
7.988%,  (TSFR3M +
2.662%), 1/19/2035, Ser.
2020-16A, Class CR
a,c
1,549,940
Anchorage Capital CLO 21, Ltd.
1,500,000
7.986%,  (TSFR3M +
2.662%), 10/20/2034, Ser.
2021-21A, Class C
a,c
1,499,991
Ares XL CLO, Ltd.
1,150,000
8.390%,  (TSFR3M +
3.062%), 1/15/2029, Ser.
2016-40A, Class CRR
a,c
1,145,547
Barings CLO, Ltd.
1,250,000
8.736%,  (TSFR3M +
3.412%), 1/20/2032, Ser.
2016-2A, Class DR2
a,c
1,251,544
Business Jet Securities, LLC
1,127,137
4.455%,  6/15/2037, Ser.
2022-1A, Class A
a
1,085,354
1,500,000
6.197%,  5/15/2039, Ser.
2024-1A, Class A
a
1,490,466
CarVal CLO I, Ltd.
1,225,000
7.174%,  (TSFR3M +
1.850%), 7/16/2031, Ser.
2018-1A, Class BR
a,c
1,224,957
CarVal CLO, Ltd.
1,100,000
9.025%,  (TSFR3M +
3.700%), 4/21/2034, Ser.
2022-1A, Class D
a,c
1,101,251
Cascade Funding Mortgage Trust,
LLC
515,556
4.250%,  4/25/2033, Ser.
2023-HB12, Class A
a,c
503,658
CIFC Funding, Ltd.
1,000,000
7.036%,  (TSFR3M +
1.712%), 4/20/2034, Ser.
2015-4A, Class A2R2
a,c
1,001,002
Principal
Amount Long-Term Fixed Income (80.0%) Value
Asset-Backed Securities (9.8%) - continued
College Avenue Student Loans,
LLC
$ 196,776
7.081%,  (TSFR1M +
1.764%), 11/26/2046, Ser.
2017-A, Class A1
a,c
$ 198,422
Dryden 36 Senior Loan Fund
950,000
7.640%,  (TSFR3M +
2.312%), 4/15/2029, Ser.
2014-36A, Class CR3
a,c
950,054
Education Funding Trust
735,538
2.790%,  7/25/2041, Ser.
2020-A, Class A
a
662,502
FirstKey Homes Trust
2,310,000
1.968%,  10/19/2037, Ser.
2020-SFR2, Class D
a
2,157,465
FRTKL Trust
500,000
1.922%,  9/17/2038, Ser.
2021-SFR1, Class C
a
449,371
GMAC Mortgage Corporation
Loan Trust
51,617
5.931%,  (TSFR1M +
0.614%), 8/25/2035, Ser.
2005-HE1, Class A2
c,d
27,769
Home Equity Asset Trust
1,151,047
6.751%,  (TSFR1M +
1.434%), 8/25/2033, Ser.
2003-2, Class M1
c
1,096,945
Home Partners of America Trust
1,274,336
2.078%,  9/17/2041, Ser.
2021-1, Class C
a
1,049,935
Long Beach Mortgage Loan Trust
930,618
6.931%,  (TSFR1M +
1.614%), 9/25/2034, Ser.
2004-5, Class M3
c
929,280
Madison Park Funding XVIII, Ltd.
1,850,000
7.486%,  (TSFR3M +
2.162%), 10/21/2030, Ser.
2015-18A, Class CRR
a,c
1,850,416
MetroNet Infrastructure Issuer, LLC
1,500,000
6.230%,  4/20/2054, Ser.
2024-1A, Class A2
a
1,480,927
Myers Park CLO, Ltd.
1,275,000
6.986%,  (TSFR3M +
1.662%), 10/20/2030, Ser.
2018-1A, Class A2
a,c
1,275,089
Neuberger Berman CLO, Ltd.
1,500,000
8.590%,  (TSFR3M +
3.262%), 10/15/2029, Ser.
2013-15A, Class DR2
a,c
1,490,611
OZLM XVII, Ltd.
1,600,000
7.325%,  (TSFR3M +
2.000%), 7/20/2030, Ser.
2017-17A, Class BRR
a,c
1,599,957
Pagaya AI Debt Trust
497,375
7.556%,  7/15/2030, Ser.
2023-1, Class A
a
499,568
Pagaya AI Technology in Housing
Trust
1,100,000
4.250%,  8/25/2025, Ser.
2022-1, Class B
a
1,061,204
2,000,000
4.250%,  8/25/2025, Ser.
2022-1, Class A
a
1,943,796

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Asset-Backed Securities (9.8%) - continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 1,150,000
3.474%,  7/25/2026, Ser.
2021-6, Class A2
a,b
$ 1,060,955
Pretium Mortgage Credit Partners,
LLC
750,000
5.438%,  1/25/2052, Ser.
2022-NPL1, Class A2
a,b
691,575
1,485,114
7.143%,  3/25/2054, Ser.
2024-RN1, Class A1
a,b
1,467,025
850,000
3.844%,  6/27/2060, Ser.
2021-NPL2, Class A2
a,b
741,136
925,000
3.721%,  7/25/2051, Ser.
2021-NPL3, Class A2
a,b
807,457
577,311
2.487%,  10/25/2051, Ser.
2021-NPL5, Class A1
a,b
558,069
Progress Residential Trust
1,200,000
3.600%,  4/17/2039, Ser.
2022-SFR3, Class B
a
1,120,587
RCO VII Mortgage, LLC
1,582,004
7.021%,  1/25/2029, Ser.
2024-1, Class A1
a,b
1,567,895
Renaissance Home Equity Loan
Trust
389,900
5.797%,  8/25/2036, Ser.
2006-2, Class AF3
b
145,211
Rockford Tower CLO, Ltd.
1,000,000
7.231%,  (TSFR3M +
1.912%), 8/20/2032, Ser.
2019-2A, Class BR
a,c
999,956
Saxon Asset Securities Trust
335,414
3.140%,  8/25/2035, Ser.
2004-2, Class MF2
c
274,009
Sculptor CLO, Ltd.
1,870,000
7.986%,  (TSFR3M +
2.662%), 1/20/2035, Ser. 28A,
Class C
a,c
1,864,001
Shackleton CLO, Ltd.
930,000
7.786%,  (TSFR3M +
2.462%), 10/20/2034, Ser.
2021-16A, Class C
a,c
931,444
Silver Point CLO 2, Ltd.
800,000
8.025%,  (TSFR3M +
2.700%), 4/20/2035, Ser.
2023-2A, Class A2
a,c
804,060
Sound Point CLO, Ltd.
1,550,000
7.836%,  (TSFR3M +
2.512%), 1/20/2032, Ser.
2019-1A, Class CR
a,c
1,535,701
Stanwich Mortgage Loan
Company, LLC
1,368,013
2.735%,  10/16/2026, Ser.
2021-NPB1, Class A1
a,b
1,305,065
Stratus Static CLO, Ltd.
1,500,000
7.218%,  (TSFR3M +
1.900%), 10/20/2031, Ser.
2022-3A, Class BR
a,c
1,500,314
Unlock HEA Trust
1,387,623
7.000%,  10/25/2038, Ser.
2023-1, Class A
a
1,345,711
1,596,857
7.000%,  4/25/2039, Ser.
2024-1, Class A
a
1,540,935
Principal
Amount Long-Term Fixed Income (80.0%) Value
Asset-Backed Securities (9.8%) - continued
Upstart Securitization Trust
$ 611,019
6.770%,  6/20/2033, Ser.
2023-2, Class A
a
$ 611,172
VCAT Asset Securitization, LLC
306,082
4.826%,  12/26/2050, Ser.
2021-NPL1, Class A2
a,b
305,559
Vericrest Opportunity Loan
Transferee
1,168,612
4.826%,  2/27/2051, Ser.
2021-NPL2, Class A2
a,b
1,028,481
1,474,067
4.949%,  2/27/2051, Ser.
2021-NPL3, Class A2
a,b
1,301,715
1,512,090
4.826%,  4/25/2051, Ser.
2021-NPL6, Class A2
a,b
1,286,311
226,860
4.949%,  4/25/2051, Ser.
2021-NPL8, Class A2
a,b
198,029
408,871
5.116%,  4/25/2051, Ser.
2021-NPL8, Class A1
a,b
398,785
1,104,424
4.826%,  5/25/2051, Ser.
2021-NPL9, Class A2
a,b
925,285
250,000
5.438%,  12/26/2051, Ser.
2021-NP12, Class A2
a,b
203,080
Whitebox CLO III, Ltd.
1,500,000
7.790%,  (TSFR3M +
2.462%), 10/15/2034, Ser.
2021-3A, Class C
a,c
1,500,020
Whitebox CLO IV, Ltd.
1,500,000
7.925%,  (TSFR3M +
2.600%), 4/20/2036, Ser.
2023-4A, Class B
a,c
1,515,335
Wind River CLO, Ltd.
750,000
7.586%,  (TSFR3M +
2.262%), 7/20/2030, Ser.
2013-1A, Class BRR
a,c
750,185
Total 70,619,858
Basic Materials (1.7%)
Anglo American Capital plc
200,000 3.875%,  3/16/2029
a
184,720
ATI, Inc.
343,000 7.250%,  8/15/2030 350,881
ATI, Inc., Convertible
131,000 3.500%,  6/15/2025 505,464
Axalta Coating Systems Dutch
Holding B BV
286,000 7.250%,  2/15/2031
a
291,684
Cascades, Inc./Cascades USA,
Inc.
364,000 5.125%,  1/15/2026
a
352,473
Chemours Company
720,000 5.750%,  11/15/2028
a
661,229
Cleveland-Cliffs, Inc.
425,000 5.875%,  6/1/2027 420,441
380,000 4.625%,  3/1/2029
a,e
351,636
Consolidated Energy Finance SA
969,000 5.625%,  10/15/2028
a
818,813
Ecolab, Inc.
194,000 2.125%,  2/1/2032 156,324
First Quantum Minerals, Ltd.
208,000 6.875%,  10/15/2027
a
200,071
FMC Corporation
167,000 5.150%,  5/18/2026 164,938

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Basic Materials (1.7%) - continued
Glencore Funding, LLC
$ 161,000 5.893%,  4/4/2054
a
$ 152,409
220,000 4.000%,  3/27/2027
a
210,196
350,000 6.125%,  10/6/2028
a
354,422
Hecla Mining Company
190,000 7.250%,  2/15/2028 189,199
Hudbay Minerals, Inc.
465,000 4.500%,  4/1/2026
a
449,722
Illuminate Buyer, LLC/Illuminate
Holdings IV, Inc.
198,000 9.000%,  7/1/2028
a
193,852
INEOS Finance plc
333,000 7.500%,  4/15/2029
a
334,549
International Flavors & Fragrances,
Inc.
261,000 1.230%,  10/1/2025
a
244,312
Mercer International, Inc.
198,000 5.125%,  2/1/2029 172,934
Methanex Corporation
255,000 4.250%,  12/1/2024 251,430
249,000 5.125%,  10/15/2027 239,481
166,000 5.250%,  12/15/2029 157,358
Mineral Resources, Ltd.
96,000 9.250%,  10/1/2028
a
100,640
Mosaic Company
249,000 5.375%,  11/15/2028 246,909
Newmont Corporation/Newcrest
Finance, Pty. Ltd.
253,000 5.350%,  3/15/2034
a
246,786
Novelis Corporation
315,000 3.250%,  11/15/2026
a
294,514
140,000 4.750%,  1/30/2030
a
128,103
175,000 3.875%,  8/15/2031
a
148,192
Nutrien, Ltd.
292,000 4.000%,  12/15/2026 280,762
OCI NV
309,000 4.625%,  10/15/2025
a
301,135
Olin Corporation
267,000 5.125%,  9/15/2027 257,764
Peabody Energy Corporation,
Convertible
144,000 3.250%,  3/1/2028 186,912
SCIL IV, LLC/SCIL USA Holdings,
LLC
342,000 5.375%,  11/1/2026
a
328,242
Smurfit Kappa Treasury, ULC
249,000 5.777%,  4/3/2054
a
238,124
SNF Group SACA
462,000 3.375%,  3/15/2030
a
397,268
SunCoke Energy, Inc.
552,000 4.875%,  6/30/2029
a
487,407
Taseko Mines, Ltd.
342,000 8.250%,  5/1/2030
a
347,464
Tronox, Inc.
169,000 4.625%,  3/15/2029
a
150,763
United States Steel Corporation
524,000 6.875%,  3/1/2029 524,684
Westlake Corporation
148,000 3.600%,  8/15/2026 141,307
Total 12,215,514
Principal
Amount Long-Term Fixed Income (80.0%) Value
Capital Goods (3.3%)
AAR Escrow Issuer, LLC
$ 407,000 6.750%,  3/15/2029
a
$ 409,198
Advanced Drainage Systems, Inc.
340,000 6.375%,  6/15/2030
a
338,008
Amcor Finance USA, Inc.
158,000 5.625%,  5/26/2033 156,727
Amsted Industries, Inc.
382,000 5.625%,  7/1/2027
a
371,373
50,000 4.625%,  5/15/2030
a
44,959
BAE Systems plc
200,000 5.500%,  3/26/2054
a
190,971
Boeing Company
161,000 6.858%,  5/1/2054
a
161,436
479,000 5.930%,  5/1/2060 418,687
561,000 2.196%,  2/4/2026 523,287
220,000 3.250%,  3/1/2028 197,179
510,000 5.150%,  5/1/2030 482,353
81,000 6.528%,  5/1/2034
a
81,583
Bombardier, Inc.
378,000 7.875%,  4/15/2027
a
375,644
219,000 6.000%,  2/15/2028
a
213,566
Brand Industrial Services, Inc.
382,000 10.375%,  8/1/2030
a
409,924
Builders FirstSource, Inc.
285,000 5.000%,  3/1/2030
a
266,856
Camelot Return Merger Sub, Inc.
166,000 8.750%,  8/1/2028
a
163,195
Canpack SA/Canpack US, LLC
681,000 3.875%,  11/15/2029
a
596,758
Carrier Global Corporation
252,000 2.722%,  2/15/2030 217,442
Chart Industries, Inc.
501,000 7.500%,  1/1/2030
a
512,426
Chart Industries, Inc., Convertible
118,000 1.000%,  11/15/2024 290,941
Clean Harbors, Inc.
339,000 6.375%,  2/1/2031
a
335,846
Clydesdale Acquisition Holdings,
Inc.
67,000 6.625%,  4/15/2029
a
66,832
Covanta Holding Corporation
260,000 4.875%,  12/1/2029
a
227,917
Crown Cork & Seal Company, Inc.
423,000 7.375%,  12/15/2026 436,514
EMRLD Borrower, LP/Emerald Co-
Issuer, Inc.
506,000 6.625%,  12/15/2030
a
501,466
EquipmentShare.com, Inc.
171,000 8.625%,  5/15/2032
a
173,979
ESAB Corporation
318,000 6.250%,  4/15/2029
a
316,807
Fluor Corporation, Convertible
304,000 1.125%,  8/15/2029
a
330,600
GFL Environmental, Inc.
352,000 4.000%,  8/1/2028
a
319,047
709,000 3.500%,  9/1/2028
a
637,329
Greenbrier Companies, Inc.,
Convertible
192,000 2.875%,  4/15/2028 205,920

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Capital Goods (3.3%) - continued
H&E Equipment Services, Inc.
$ 814,000 3.875%,  12/15/2028
a
$ 720,299
Herc Holdings, Inc.
429,000 5.500%,  7/15/2027
a
416,668
Honeywell International, Inc.
325,000 5.250%,  3/1/2054 308,053
Howmet Aerospace, Inc.
280,000 6.750%,  1/15/2028 289,080
Huntington Ingalls Industries, Inc.
221,000 4.200%,  5/1/2030 202,989
Ingersoll Rand, Inc.
80,000 5.700%,  8/14/2033 79,460
John Deere Capital Corporation
286,000 4.500%,  1/16/2029 278,183
165,000 4.700%,  6/10/2030 160,708
138,000 3.900%,  6/7/2032 125,764
79,000 5.150%,  9/8/2033 78,188
L3Harris Technologies, Inc.
169,000 5.400%,  1/15/2027 168,700
Lockheed Martin Corporation
220,000 5.200%,  2/15/2064 204,249
Miter Brands Acquisition Holdco,
Inc./MIWD Borrower, LLC
102,000 6.750%,  4/1/2032
a
101,299
MIWD Holdco II, LLC
200,000 5.500%,  2/1/2030
a
181,131
Mueller Water Products, Inc.
281,000 4.000%,  6/15/2029
a
254,252
Nesco Holdings II, Inc.
505,000 5.500%,  4/15/2029
a
470,051
New Enterprise Stone and Lime
Company, Inc.
620,000 5.250%,  7/15/2028
a
582,386
Northrop Grumman Corporation
327,000 5.200%,  6/1/2054 300,375
82,000 4.700%,  3/15/2033 77,702
OI European Group BV
554,000 4.750%,  2/15/2030
a
505,970
Otis Worldwide Corporation
166,000 2.056%,  4/5/2025 160,509
Owens-Brockway Glass Container,
Inc.
271,000 6.625%,  5/13/2027
a
270,776
Pactiv Evergreen Group
360,000 4.375%,  10/15/2028
a
331,311
Parker-Hannifin Corporation
167,000 4.250%,  9/15/2027 161,532
Patrick Industries, Inc., Convertible
89,000 1.750%,  12/1/2028 104,459
Republic Services, Inc.
124,000 3.950%,  5/15/2028 117,895
156,000 5.000%,  12/15/2033 150,230
Roller Bearing Company of
America, Inc.
376,000 4.375%,  10/15/2029
a
339,815
Rolls-Royce plc
233,000 5.750%,  10/15/2027
a
230,444
RTX Corporation
248,000 5.750%,  1/15/2029 251,909
Principal
Amount Long-Term Fixed Income (80.0%) Value
Capital Goods (3.3%) - continued
Sealed Air Corporation/Sealed Air
Corporation (US)
$ 419,000 6.125%,  2/1/2028
a
$ 413,895
Smyrna Ready Mix Concrete, LLC
454,000 8.875%,  11/15/2031
a
478,127
Spirit AeroSystems, Inc.
505,000 9.750%,  11/15/2030
a
558,654
SRM Escrow Issuer, LLC
283,000 6.000%,  11/1/2028
a
273,761
Summit Materials, LLC/Summit
Materials Finance Corporation
131,000 7.250%,  1/15/2031
a
134,581
Textron, Inc.
221,000 3.650%,  3/15/2027 209,578
TransDigm, Inc.
850,000 5.500%,  11/15/2027 826,042
551,000 7.125%,  12/1/2031
a
561,510
474,000 6.625%,  3/1/2032
a
473,194
Trivium Packaging Finance
237,000 5.500%,  8/15/2026
a
232,911
United Rentals North America, Inc.
610,000 4.875%,  1/15/2028 584,703
310,000 4.000%,  7/15/2030 276,287
Veralto Corporation
167,000 5.350%,  9/18/2028
a
165,692
Waste Connections, Inc.
70,000 3.200%,  6/1/2032 59,577
WESCO Distribution, Inc.
325,000 7.250%,  6/15/2028
a
330,141
170,000 6.375%,  3/15/2029
a
168,878
119,000 6.625%,  3/15/2032
a
118,443
Total 23,465,131
Collateralized Mortgage Obligations (9.2%)
A&D Mortgage Trust
1,225,000
6.701%,  4/25/2069, Ser.
2024-NQM2, Class A2
a,b
1,222,136
1,370,983
6.733%,  7/25/2068, Ser.
2023-NQM3, Class A1
a,b
1,373,682
Angel Oak Mortgage Trust
1,766,197
5.985%,  1/25/2069, Ser.
2024-2, Class A1
a,b
1,750,166
Arroyo Mortgage Trust
1,500,000
3.269%,  12/25/2056, Ser.
2022-1, Class A1B
a,b
1,295,086
Banc of America Alternative Loan
Trust
741,746
6.000%,  11/25/2035, Ser.
2005-10, Class 3CB1 620,465
Banc of America Mortgage
Securities Trust
140,823
5.145%,  9/25/2035, Ser.
2005-H, Class 2A1
c
122,483
200,669
5.237%,  9/25/2035, Ser.
2005-H, Class 3A1
c
183,277
CAFL Issuer, LLC
1,035,006
2.239%,  3/28/2029, Ser.
2021-RTL1, Class A1
a,b
996,045
CHL Mortgage Pass-Through Trust
83,903
5.841%,  12/20/2035, Ser.
2005-HYB8, Class 3A1
c
80,605

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 204,686
6.000%,  4/25/2037, Ser.
2007-3, Class A18 $ 95,557
136,457
6.000%,  4/25/2037, Ser.
2007-3, Class A33 63,705
590,021
6.000%,  11/25/2037, Ser.
2007-18, Class 1A2 248,025
CHNGE Mortgage Trust
1,334,377
3.757%,  3/25/2067, Ser.
2022-2, Class A1
a,c
1,232,048
718,413
5.000%,  5/25/2067, Ser.
2022-3, Class A1
a,c
693,241
752,007
6.525%,  6/25/2058, Ser.
2023-2, Class A1
a,b
742,108
1,445,125
5.820%,  6/25/2067, Ser.
2022-NQM1, Class A3
a,b
1,410,353
985,656
7.100%,  7/25/2058, Ser.
2023-3, Class A1
a,b
979,216
992,487
6.000%,  10/25/2057, Ser.
2022-4, Class A1
a,b
969,374
CIM Trust
1,086,984
7.100%,  4/25/2058, Ser.
2023-I1, Class A3
a,b
1,077,252
Citigroup Mortgage Loan Trust,
Inc.
233,788
5.500%,  8/25/2034, Ser.
2004-NCM2, Class 1CB1 216,914
914,444
5.211%,  4/25/2037, Ser.
2007-AR5, Class 1A1A
c
783,198
COLT Mortgage Loan Trust
1,207,665
6.328%,  12/25/2068, Ser.
2024-INV1, Class A2
a,b
1,198,517
Countrywide Alternative Loan Trust
258,768
5.000%,  3/25/2035, Ser.
2005-3CB, Class 1A1 204,328
359,018
5.500%,  5/25/2035, Ser.
2005-J3, Class 1A5 281,373
340,957
5.500%,  10/25/2035, Ser.
2005-46CB, Class A8 238,452
101,803
5.500%,  2/25/2036, Ser.
2005-85CB, Class 2A2 76,787
176,927
7.000%,  10/25/2037, Ser.
2007-24, Class A10 61,874
Countrywide Home Loan
Mortgage Pass Through Trust
212,626
4.695%,  11/25/2035, Ser.
2005-22, Class 2A1
c
169,040
Credit Suisse Mortgage Trust
726,866
6.567%,  8/25/2067, Ser.
2022-ATH3, Class A3
a,c
712,027
295,420
2.572%,  11/25/2066, Ser.
2022-NQM1, Class A2
a,c
242,699
Deutsche Alt-A Securities, Inc.,
Mortgage Loan Trust
498,721
5.250%,  6/25/2035, Ser.
2005-3, Class 4A6 430,692
Federal Home Loan Mortgage
Corporation
1,064,956
3.500%,  8/15/2035, Ser.
345, Class C8
f
108,223
Federal Home Loan Mortgage
Corporation - REMIC
697,277
4.000%,  1/25/2051, Ser.
5249, Class LA 656,402
Principal
Amount Long-Term Fixed Income (80.0%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 1,242,002
Zero Coupon,  9/25/2053,
Ser. 5334, Class BO $ 952,159
12,382,778
1.500%,  12/25/2050, Ser.
5107, Class IO
f
986,890
383,067
3.000%,  5/15/2027, Ser.
4046, Class GI
f
9,865
410,555
3.000%,  7/15/2027, Ser.
4084, Class NI
f
12,673
902,651
3.500%,  10/15/2032, Ser.
4119, Class KI
f
80,617
1,005,053
3.000%,  4/15/2033, Ser.
4203, Class DI
f
45,910
Federal National Mortgage
Association - REMIC
820,705
4.500%,  6/25/2052, Ser.
2022-43, Class MA 791,205
315,179
3.000%,  7/25/2027, Ser.
2012-73, Class DI
f
8,619
463,545
3.000%,  7/25/2027, Ser.
2012-74, Class AI
f
12,911
626,119
3.000%,  8/25/2027, Ser.
2012-95, Class HI
f
12,654
1,269,226
3.000%,  11/25/2027, Ser.
2012-121, Class BI
f
41,694
1,021,969
3.000%,  12/25/2027, Ser.
2012-139, Class DI
f
31,196
330,458
2.500%,  1/25/2028, Ser.
2012-152, Class AI
f
9,620
877,216
3.000%,  1/25/2028, Ser.
2012-147, Class EI
f
24,210
287,290
3.000%,  2/25/2028, Ser.
2013-2, Class GI
f
9,757
1,025,767
3.000%,  3/25/2028, Ser.
2013-18, Class IL
f
26,032
585,334
2.500%,  6/25/2028, Ser.
2013-87, Class IW
f
19,326
517,604
3.000%,  11/25/2031, Ser.
2013-69, Class IO
f
9,478
778,739
3.000%,  2/25/2033, Ser.
2013-1, Class YI
f
62,475
752,819
4.500%,  1/25/2046, Ser.
2022-68, Class BA 727,572
First Horizon Alternative Mortgage
Securities Trust
108,701
6.359%,  7/25/2035, Ser.
2005-AA5, Class 2A1
c
97,277
Flagstar Mortgage Trust
1,471,381
3.000%,  3/25/2050, Ser.
2020-1INV, Class A3
a,c
1,208,502
1,655,471
2.500%,  8/25/2051, Ser.
2021-6INV, Class A4
a,c
1,272,966
758,712
2.500%,  9/25/2041, Ser.
2021-9INV, Class A1
a,c
650,481
GCAT Trust
1,252,269
6.500%,  1/25/2054, Ser.
2024-INV1, Class 2A2
a,c
1,252,514
868,630
4.250%,  5/25/2067, Ser.
2023-NQM4, Class A2
a,c
783,167
1,191,060
5.730%,  8/25/2067, Ser.
2022-NQM4, Class A3
a,b
1,172,813
GMAC Mortgage Corporation
Loan Trust
367,495
3.877%,  5/25/2035, Ser.
2005-AR2, Class 4A
c
302,140

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 4,663
4.053%,  9/19/2035, Ser.
2005-AR5, Class 5A1
c
$ 4,028
GS Mortgage-Backed Securities
Trust
1,535,399
5.500%,  10/27/2053, Ser.
2023-PJ3, Class A16
a,c
1,491,376
Home RE, Ltd.
1,400,000
9.930%,  (SOFR30A +
4.600%), 10/25/2033, Ser.
2023-1, Class M1B
a,c
1,452,751
700,000
8.830%,  (SOFR30A +
3.500%), 10/25/2034, Ser.
2022-1, Class M1B
a,c
714,727
IndyMac IMJA Mortgage Loan
Trust
281,231
6.250%,  11/25/2037, Ser.
2007-A3, Class A1 119,960
IndyMac INDA Mortgage Loan
Trust
1,494,888
3.598%,  8/25/2036, Ser.
2006-AR1, Class A1
c
1,143,762
J.P. Morgan Alternative Loan Trust
317,831
4.960%,  3/25/2036, Ser.
2006-A1, Class 2A1
c
239,384
J.P. Morgan Mortgage Trust
433,340
2.774%,  5/25/2052, Ser.
2021-LTV2, Class A2
a,c
345,472
1,067,908
5.000%,  10/25/2053, Ser.
2023-3, Class A4A
a,c
1,030,206
185,845
5.546%,  7/25/2035, Ser.
2007-A1, Class 2A1
c
174,013
LHOME Mortgage Trust
433,737
3.363%,  9/25/2026, Ser.
2021-RTL3, Class A1
a
428,293
1,400,000
7.628%,  11/25/2028, Ser.
2023-RTL4, Class A1
a,b
1,412,777
1,700,000
7.017%,  1/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,702,596
1,225,000
7.128%,  3/25/2029, Ser.
2024-RTL2, Class A1
a,b
1,224,187
Merrill Lynch Alternative Note
Asset Trust
505,916
6.000%,  3/25/2037, Ser.
2007-F1, Class 2A1 180,750
MFRA Trust
279,310
3.875%,  9/25/2056, Ser.
2022-CHM1, Class A1
a,b
261,749
1,800,000
7.093%,  2/25/2029, Ser.
2024-RTL1, Class A1
a,b
1,785,876
Morgan Stanley Residential
Mortgage Loan Trust
1,225,000
6.500%,  8/25/2045, Ser.
2024-INV2, Class A1
a,c
1,220,981
MortgageIT Securities Corporation
Mortgage Loan Trust
1,614,087
5.891%,  (TSFR1M +
0.574%), 6/25/2047, Ser.
2007-1, Class 1A1
c
1,319,984
NYMT Loan Trust
1,150,000
7.154%,  2/25/2029, Ser.
2024-BPL1, Class A1
a,b
1,130,984
Principal
Amount Long-Term Fixed Income (80.0%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
Preston Ridge Partners Mortgage
Trust, LLC
$ 1,364,605
4.000%,  1/25/2054, Ser.
2024-RCF1, Class A1
a,b
$ 1,295,730
1,186,617
7.026%,  3/25/2029, Ser.
2024-2, Class A1
a,b
1,184,026
Pretium Mortgage Credit Partners,
LLC
1,737,256
7.021%,  2/25/2054, Ser.
2024-NPL2, Class A1
a,b
1,722,408
1,350,000
7.520%,  4/27/2054, Ser.
2024-NPL3, Class A1
a
1,349,999
PRKCM Trust
336,454
7.087%,  6/25/2058, Ser.
2023-AFC2, Class A3
a
333,665
753,874
7.627%,  11/25/2058, Ser.
2023-AFC4, Class A2
a,b
764,426
Residential Accredit Loans, Inc.
Trust
283,973
6.000%,  8/25/2035, Ser.
2005-QS10, Class 2A 235,101
345,912
6.000%,  1/25/2037, Ser.
2007-QS1, Class 1A1 257,005
184,991
6.250%,  4/25/2037, Ser.
2007-QS6, Class A6 144,139
Residential Funding Mortgage
Security I Trust
211,112
6.000%,  7/25/2037, Ser.
2007-S7, Class A20 156,316
ROC Securities Trust Series
1,092,305
3.487%,  8/25/2026, Ser.
2021-RTL1, Class A1
a,c
1,088,018
Saluda Grade Alternative
Mortgage Trust
1,750,000
7.762%,  4/25/2030, Ser.
2024-RTL5, Class A1
a,b
1,758,755
Sequoia Mortgage Trust
188,547
3.791%,  9/20/2046, Ser.
2007-1, Class 4A1
c
126,383
Structured Adjustable Rate
Mortgage Loan Trust
100,671
4.577%,  7/25/2035, Ser.
2005-15, Class 4A1
c
84,031
Toorak Mortgage Corporation, Ltd.
277,329
3.240%,  6/25/2024, Ser.
2021-1, Class A1
a
274,449
Toorak Mortgage Trust
1,300,000
7.333%,  2/25/2031, Ser.
2024-1, Class A1
a,b
1,286,708
Triangle Re, Ltd.
1,000,000
8.730%,  (SOFR30A +
3.400%), 11/25/2033, Ser.
2023-1, Class M1A
a,c
1,020,151
34,197
7.230%,  (SOFR30A +
1.900%), 2/25/2034, Ser.
2021-3, Class M1A
a,c
34,209
TVC Mortgage Trust
1,000,000
8.250%,  11/25/2027, Ser.
2023-RTL1, Class A1
a,b
997,161
Verus Securitization Trust
1,863,695
2.137%,  10/25/2066, Ser.
2021-7, Class A2
a,c
1,555,050

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Collateralized Mortgage Obligations (9.2%) -
continued
$ 785,223
2.491%,  11/25/2066, Ser.
2021-8, Class A3
a,c
$ 648,166
1,018,272
6.560%,  12/25/2067, Ser.
2023-1, Class A2
a,b
1,013,900
315,528
2.226%,  5/25/2060, Ser.
2020-2, Class A1
a,c
312,088
Washington Mutual Mortgage
Pass-Through Certificates
315,467
6.000%,  3/25/2035, Ser.
2005-1, Class 2A 252,608
Total 66,428,421
Commercial Mortgage-Backed Securities (0.6%)
BANK 2022-BNK39
13,431,410
0.531%,  2/15/2055, Ser.
2022-BNK39, Class XA
c,f
348,992
BANK5 2023-5YR1
850,000
6.624%,  4/15/2056, Ser.
2023-5YR1, Class AS
c
855,109
BBCMS Mortgage Trust
7,121,595
1.325%,  9/15/2055, Ser.
2022-C17, Class XA
c,f
526,953
Velocity Commercial Capital Loan
Trust
976,169
6.550%,  1/25/2054, Ser.
2024-1, Class A
a,c
969,453
1,133,799
7.670%,  11/25/2053, Ser.
2023-4, Class A
a,c
1,152,392
Total 3,852,899
Communications Services (3.9%)
Altice Financing SA
376,000 5.750%,  8/15/2029
a
279,283
AMC Networks, Inc.
85,000 10.250%,  1/15/2029
a
84,845
American Tower Corporation
247,000 4.400%,  2/15/2026 241,481
144,000 1.450%,  9/15/2026 130,866
243,000 5.500%,  3/15/2028 241,778
160,000 5.800%,  11/15/2028 161,023
192,000 3.800%,  8/15/2029 175,629
AT&T, Inc.
792,000 3.550%,  9/15/2055 516,541
433,000 4.300%,  2/15/2030 406,975
158,000 5.400%,  2/15/2034 154,373
Bell Telephone Company of
Canada
345,000 5.550%,  2/15/2054 324,938
157,000 5.100%,  5/11/2033 150,514
Cable One, Inc., Convertible
84,000 1.125%,  3/15/2028 61,874
CCO Holdings, LLC/CCO Holdings
Capital Corporation
250,000 5.500%,  5/1/2026
a
244,933
515,000 5.125%,  5/1/2027
a
482,644
463,000 5.000%,  2/1/2028
a
421,645
311,000 6.375%,  9/1/2029
a
285,088
1,090,000 4.750%,  3/1/2030
a
905,730
328,000 4.250%,  2/1/2031
a
256,707
109,000 4.750%,  2/1/2032
a
85,721
417,000 4.250%,  1/15/2034
a
302,121
Principal
Amount Long-Term Fixed Income (80.0%) Value
Communications Services (3.9%) - continued
CenterPoint Energy, Inc.,
Convertible
$ 5,766 3.369%,  9/15/2029 $ 170,039
Charter Communications
Operating, LLC/Charter
Communications Operating
Capital Corporation
147,000 6.150%,  11/10/2026 147,362
221,000 5.050%,  3/30/2029 208,730
Cimpress plc
342,000 7.000%,  6/15/2026 339,353
Clear Channel Outdoor Holdings,
Inc.
83,000 7.875%,  4/1/2030
a
81,378
Clear Channel Worldwide
Holdings, Inc.
700,000 5.125%,  8/15/2027
a
648,846
Comcast Corporation
476,000 3.400%,  4/1/2030 428,763
Connect Finco SARL/Connect US
Finco, LLC
261,000 6.750%,  10/1/2026
a
252,775
Crown Castle, Inc.
205,000 2.900%,  3/15/2027 189,968
CSC Holdings, LLC
234,000 11.750%,  1/31/2029
a
207,891
945,000 6.500%,  2/1/2029
a
704,800
363,000 4.125%,  12/1/2030
a
230,586
Deutsche Telekom International
Finance BV
499,000 8.750%,  6/15/2030 575,374
DIRECTV Financing, LLC/DIRECTV
Financing Co-Obligor, Inc.
1,153,000 5.875%,  8/15/2027
a
1,074,685
Frontier Communications
Holdings, LLC
553,000 5.875%,  10/15/2027
a
530,415
240,000 8.750%,  5/15/2030
a
244,351
GCI, LLC
625,000 4.750%,  10/15/2028
a
557,528
Gray Television, Inc.
425,000 4.750%,  10/15/2030
a,e
256,563
283,000 5.375%,  11/15/2031
a
170,112
Iliad Holding SASU
614,000 6.500%,  10/15/2026
a
610,994
270,000 8.500%,  4/15/2031
*,g
272,034
Intelsat Jackson Holdings SA
441,000 6.500%,  3/15/2030
a
422,100
Lamar Media Corporation
267,000 3.625%,  1/15/2031 228,285
LCPR Senior Secured Financing
DAC
652,000 6.750%,  10/15/2027
a
604,290
Level 3 Financing, Inc.
166,327 10.500%,  4/15/2029
a
165,986
166,328 11.000%,  11/15/2029
a
169,738
237,000 10.500%,  5/15/2030
a,e
234,848
McGraw-Hill Education, Inc.
333,000 5.750%,  8/1/2028
a
308,815
Meta Platforms, Inc.
169,000 3.850%,  8/15/2032 153,439

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Communications Services (3.9%) - continued
News Corporation
$ 482,000 3.875%,  5/15/2029
a
$ 434,111
NTT Finance Corporation
177,000 1.162%,  4/3/2026
a
163,008
Outfront Media Capital, LLC/
Outfront Media Capital
Corporation
205,000 4.625%,  3/15/2030
a
180,988
Paramount Global
150,000 6.250%,  2/28/2057
c
131,503
469,000 6.375%,  3/30/2062
c
433,758
Playtika Holding Corporation
419,000 4.250%,  3/15/2029
a
360,572
Rogers Communications, Inc.
125,000 5.250%,  3/15/2082
a,c
118,818
266,000 5.000%,  2/15/2029 258,846
438,000 5.300%,  2/15/2034 419,893
Scripps Escrow II, Inc.
102,000 3.875%,  1/15/2029
a
75,347
Sinclair Television Group, Inc.
612,000 4.125%,  12/1/2030
a
424,189
Sirius XM Radio, Inc.
372,000 5.000%,  8/1/2027
a
351,313
485,000 4.000%,  7/15/2028
a
432,339
100,000 4.125%,  7/1/2030
a
84,806
Sprint Capital Corporation
511,000 6.875%,  11/15/2028 535,112
220,000 8.750%,  3/15/2032 259,763
TEGNA, Inc.
169,000 4.750%,  3/15/2026
a
163,201
516,000 4.625%,  3/15/2028 465,015
Telecom Italia Capital SA
437,000 6.000%,  9/30/2034 367,965
Telecom Italia SPA/Milano
209,000 5.303%,  5/30/2024
a
208,465
Telenet Finance Luxembourg
Notes SARL
400,000 5.500%,  3/1/2028
a
376,800
T-Mobile USA, Inc.
160,000 5.500%,  1/15/2055 150,213
338,000 3.375%,  4/15/2029 306,723
United States Cellular Corporation
115,000 6.700%,  12/15/2033 112,218
Uniti Group, Inc., Convertible
110,000 7.500%,  12/1/2027
a
116,726
Uniti Group, LP/Uniti Group
Finance, Inc./CSL Capital, LLC
513,000 4.750%,  4/15/2028
a
449,927
Univision Communications, Inc.
543,000 4.500%,  5/1/2029
a
472,367
Urban One, Inc.
102,000 7.375%,  2/1/2028
a
82,760
Verizon Communications, Inc.
207,000 5.500%,  2/23/2054 196,585
247,000 2.100%,  3/22/2028 218,705
552,000 3.150%,  3/22/2030 487,153
296,000 2.355%,  3/15/2032 236,167
Viasat, Inc.
272,000 6.500%,  7/15/2028
a,e
207,920
Virgin Media Finance plc
195,000 5.000%,  7/15/2030
a
159,694
Principal
Amount Long-Term Fixed Income (80.0%) Value
Communications Services (3.9%) - continued
Virgin Media Secured Finance plc
$ 421,000 5.500%,  5/15/2029
a
$ 382,664
Vodafone Group plc
164,000 7.000%,  4/4/2079
c
166,397
VZ Secured Financing BV
678,000 5.000%,  1/15/2032
a
571,105
Walt Disney Company
123,000 3.800%,  3/22/2030 114,219
Warnermedia Holdings, Inc.
253,000 3.638%,  3/15/2025 248,084
599,000 4.054%,  3/15/2029 546,398
Windstream Escrow, LLC/
Windstream Escrow Finance
Corporation
183,000 7.750%,  8/15/2028
a
176,327
Zayo Group Holdings, Inc.
204,000 4.000%,  3/1/2027
a
162,376
Ziggo Bond Company BV
199,000 5.125%,  2/28/2030
a,e
165,120
Ziggo BV
183,000 4.875%,  1/15/2030
a
160,133
Total 28,240,550
Consumer Cyclical (5.7%)
1011778 B.C., ULC/New Red
Finance, Inc.
700,000 4.375%,  1/15/2028
a
650,973
Adient Global Holdings, Ltd.
83,000 7.000%,  4/15/2028
a
83,851
270,000 8.250%,  4/15/2031
a,e
280,380
Alimentation Couche-Tard, Inc.
279,000 5.617%,  2/12/2054
a
266,793
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation
89,000 6.625%,  7/15/2026
a
88,765
Allied Universal Holdco, LLC/Allied
Universal Finance Corporation/
Atlas Luxco 4 SARL
765,000 4.625%,  6/1/2028
a
687,142
Allison Transmission, Inc.
276,000 3.750%,  1/30/2031
a
236,242
Amazon.com, Inc.
147,000 1.500%,  6/3/2030 119,926
312,000 4.700%,  12/1/2032 303,013
American Axle & Manufacturing,
Inc.
400,000 6.875%,  7/1/2028 396,974
475,000 5.000%,  10/1/2029
e
428,567
American Honda Finance
Corporation
245,000 5.650%,  11/15/2028 248,341
356,000 5.850%,  10/4/2030 364,517
241,000 4.900%,  1/10/2034 229,548
Anywhere Real Estate Group,
LLC/Anywhere Co-Issuer
Corporation
91,000 7.000%,  4/15/2030
a,e
79,847
Arko Corporation
310,000 5.125%,  11/15/2029
a
249,808
Asbury Automotive Group, Inc.
288,000 5.000%,  2/15/2032
a
256,034

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Cyclical (5.7%) - continued
Ashton Woods USA, LLC/Ashton
Woods Finance Company
$ 280,000 4.625%,  8/1/2029
a
$ 253,237
228,000 4.625%,  4/1/2030
a
203,744
Aston Martin Capital Holdings, Ltd.
216,000 10.000%,  3/31/2029
a
211,549
Beazer Homes USA, Inc.
286,000 7.500%,  3/15/2031
a
282,690
Best Buy Company, Inc.
147,000 1.950%,  10/1/2030 119,011
Booking Holdings, Inc.,
Convertible
106,000 0.750%,  5/1/2025 194,446
Boyd Gaming Corporation
430,000 4.750%,  6/15/2031
a
380,768
Boyne USA, Inc.
274,000 4.750%,  5/15/2029
a
249,323
Brookfield Residential Properties,
Inc./Brookfield Residential US,
LLC
310,000 6.250%,  9/15/2027
a
298,116
Burlington Stores, Inc., Convertible
180,000 2.250%,  4/15/2025 187,470
73,000 1.250%,  12/15/2027
a
79,314
Caesars Entertainment, Inc.
240,000 8.125%,  7/1/2027
a
243,239
1,100,000 4.625%,  10/15/2029
a
981,570
202,000 6.500%,  2/15/2032
a
199,019
Carnival Corporation
381,000 7.625%,  3/1/2026
a
383,363
759,000 5.750%,  3/1/2027
a
740,755
401,000 4.000%,  8/1/2028
a
366,636
172,000 6.000%,  5/1/2029
a
166,675
Cedar Fair, LP
454,000 5.250%,  7/15/2029 423,831
Cedar Fair, LP/Canada's
Wonderland Company/Magnum
Management Corporation/
Millennium Operations, LLC
83,000 5.375%,  4/15/2027 80,552
Churchill Downs, Inc.
265,000 4.750%,  1/15/2028
a
250,376
202,000 6.750%,  5/1/2031
a
200,535
Cinemark USA, Inc.
501,000 5.875%,  3/15/2026
a
494,689
Clarios Global, LP/Clarios US
Finance Company, Inc.
251,000 8.500%,  5/15/2027
a
251,331
600,000 6.750%,  5/15/2028
a
601,222
Cushman & Wakefield US
Borrower, LLC
83,000 6.750%,  5/15/2028
a
81,844
D.R. Horton, Inc.
69,000 2.600%,  10/15/2025 65,948
Daimler Trucks Finance North
America, LLC
150,000 5.400%,  9/20/2028
a
149,263
Dana, Inc.
166,000 5.625%,  6/15/2028 159,950
245,000 4.500%,  2/15/2032 207,860
eG Global Finance plc
83,000 12.000%,  11/30/2028
a
85,681
Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Cyclical (5.7%) - continued
Expedia Group, Inc.
$ 220,000 3.250%,  2/15/2030 $ 194,063
Expedia Group, Inc., Convertible
235,000 Zero Coupon,  2/15/2026 215,856
Ford Motor Company, Convertible
388,000 Zero Coupon,  3/15/2026 386,254
Ford Motor Credit Company, LLC
255,000 2.900%,  2/10/2029 220,131
275,000 7.122%,  11/7/2033 286,145
Forestar Group, Inc.
173,000 3.850%,  5/15/2026
a
164,186
Gap, Inc.
120,000 3.625%,  10/1/2029
a
101,539
General Motors Financial
Company, Inc.
124,000 1.200%,  10/15/2024 121,452
544,000 2.900%,  2/26/2025 531,311
135,000 2.750%,  6/20/2025 130,393
250,000 5.800%,  6/23/2028 250,516
204,000 5.800%,  1/7/2029 203,507
150,000 5.700%,  9/30/2030
c,h
140,380
121,000 5.750%,  2/8/2031 119,554
306,000 5.950%,  4/4/2034 299,303
Genuine Parts Company
165,000 6.500%,  11/1/2028 171,348
GoDaddy Operating Company,
LLC/GD Finance Company, Inc.
166,000 3.500%,  3/1/2029
a
147,201
Goodyear Tire & Rubber Company
166,000 4.875%,  3/15/2027 159,165
315,000 5.000%,  7/15/2029
e
285,696
Hanesbrands, Inc.
191,000 4.875%,  5/15/2026
a
184,736
186,000 9.000%,  2/15/2031
a,e
185,106
Hilton Domestic Operating
Company, Inc.
763,000 4.875%,  1/15/2030 717,243
83,000 4.000%,  5/1/2031
a
72,728
395,000 3.625%,  2/15/2032
a
331,927
Hilton Grand Vacations Borrower
Escrow, LLC/Hilton Grand
Vacations Borrower Escrow, Inc.
593,000 5.000%,  6/1/2029
a
539,365
Home Depot, Inc.
208,000 3.250%,  4/15/2032 180,854
Hyatt Hotels Corporation
165,000 5.750%,  1/30/2027 165,794
Hyundai Capital America
118,000 5.500%,  3/30/2026
a
117,264
221,000 3.000%,  2/10/2027
a
205,466
166,000 6.500%,  1/16/2029
a
171,003
Hyundai Capital Services, Inc.
200,000 5.125%,  2/5/2027
a
196,306
International Game Technology plc
545,000 5.250%,  1/15/2029
a
514,782
Jacobs Entertainment, Inc.
268,000 6.750%,  2/15/2029
a
254,227
Jaguar Land Rover Automotive plc
200,000 5.500%,  7/15/2029
a
188,188
KB Home
395,000 4.800%,  11/15/2029 366,839

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Cyclical (5.7%) - continued
Kohl's Corporation
$ 131,000 4.625%,  5/1/2031 $ 108,000
L Brands, Inc.
880,000 6.625%,  10/1/2030
a
879,343
100,000 6.875%,  11/1/2035 99,335
Lennar Corporation
138,000 4.750%,  5/30/2025 136,431
Light & Wonder International, Inc.
457,000 7.250%,  11/15/2029
a
460,911
Live Nation Entertainment, Inc.
185,000 4.750%,  10/15/2027
a
174,357
Live Nation Entertainment, Inc.,
Convertible
144,000 2.000%,  2/15/2025 147,341
254,000 3.125%,  1/15/2029 275,184
Lowe's Companies, Inc.
335,000 4.500%,  4/15/2030 320,441
Macy's Retail Holdings, LLC
420,000 5.875%,  4/1/2029
a,e
404,952
165,000 6.125%,  3/15/2032
a
156,076
Marriott International, Inc./MD
165,000 4.900%,  4/15/2029 160,597
220,000 4.625%,  6/15/2030 209,063
Marriott Vacations Worldwide
Corporation, Convertible
162,000 Zero Coupon,  1/15/2026 149,980
290,000 3.250%,  12/15/2027 264,625
Mattamy Group Corporation
373,000 5.250%,  12/15/2027
a
357,114
McDonald's Corporation
152,000 4.950%,  8/14/2033 146,964
Melco Resorts Finance, Ltd.
459,000 5.375%,  12/4/2029
a
408,699
425,000 7.625%,  4/17/2032
a
415,735
Mercedes-Benz Finance North
America, LLC
221,000 1.450%,  3/2/2026
a
205,712
200,000 5.200%,  8/3/2026
a
199,220
Michaels Companies, Inc.
244,000 5.250%,  5/1/2028
a
206,516
NCL Corporation, Ltd.
203,000 5.875%,  3/15/2026
a
198,904
396,000 5.875%,  2/15/2027
a
386,840
Nordstrom, Inc.
160,000 4.375%,  4/1/2030 142,801
225,000 4.250%,  8/1/2031 194,066
PENN Entertainment, Inc.
415,000 4.125%,  7/1/2029
a,e
347,616
PetSmart, Inc./PetSmart Finance
Corporation
690,000 4.750%,  2/15/2028
a
636,765
260,000 7.750%,  2/15/2029
a
247,126
Prime Security Services Borrower,
LLC/Prime Finance, Inc.
540,000 5.750%,  4/15/2026
a
533,208
370,000 6.250%,  1/15/2028
a
361,459
QVC, Inc.
104,000 4.375%,  9/1/2028 79,973
Raising Cane's Restaurants, LLC
194,000 9.375%,  5/1/2029
a
208,067
Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Cyclical (5.7%) - continued
Rakuten Group, Inc.
$ 248,000 11.250%,  2/15/2027
a
$ 257,548
285,000 9.750%,  4/15/2029
a
282,245
Royal Caribbean Cruises, Ltd.
731,000 4.250%,  7/1/2026
a
701,898
416,000 9.250%,  1/15/2029
a
444,271
301,000 7.250%,  1/15/2030
a
309,537
SeaWorld Parks and
Entertainment, Inc.
398,000 5.250%,  8/15/2029
a
366,983
Service Corporation International/
US
166,000 3.375%,  8/15/2030 140,816
Six Flags Entertainment
Corporation/Six Flags Theme
Parks, Inc.
83,000 6.625%,  5/1/2032
a,g
82,669
Six Flags Theme Parks, Inc.
161,000 7.000%,  7/1/2025
a
161,350
Staples, Inc.
450,000 7.500%,  4/15/2026
a
433,853
Station Casinos, LLC
383,000 4.625%,  12/1/2031
a
335,713
Target Corporation
307,000 2.350%,  2/15/2030 264,052
Tenneco, Inc.
551,000 8.000%,  11/17/2028
a
514,834
Toyota Motor Credit Corporation
162,000 5.550%,  11/20/2030 163,617
175,000 4.800%,  1/5/2034 166,307
Tractor Supply Company
151,000 5.250%,  5/15/2033 147,592
Tripadvisor, Inc.
102,000 7.000%,  7/15/2025
a
102,040
Uber Technologies, Inc.,
Convertible
189,000 Zero Coupon,  12/15/2025 196,087
227,000 0.875%,  12/1/2028
a
254,467
Vail Resorts, Inc., Convertible
281,000 Zero Coupon,  1/1/2026 255,007
VICI Properties, LP/VICI Note
Company, Inc.
496,000 5.750%,  2/1/2027
a
491,836
Victoria's Secret & Company
390,000 4.625%,  7/15/2029
a
306,409
Viking Cruises, Ltd.
851,000 5.875%,  9/15/2027
a
825,101
Volkswagen Group of America
Finance, LLC
68,000 3.350%,  5/13/2025
a
66,388
Wabash National Corporation
500,000 4.500%,  10/15/2028
a
449,269
Walgreens Boots Alliance, Inc.
288,000 3.200%,  4/15/2030 247,005
WASH Multifamily Acquisition, Inc.
227,000 5.750%,  4/15/2026
a
220,079
Wyndham Hotels & Resorts, Inc.
255,000 4.375%,  8/15/2028
a
233,814
Wynn Resorts Finance, LLC/Wynn
Resorts Capital Corporation
150,000 7.125%,  2/15/2031
a
152,139

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Cyclical (5.7%) - continued
Yum! Brands, Inc.
$ 507,000 4.750%,  1/15/2030
a
$ 474,463
ZF North America Capital, Inc.
274,000 7.125%,  4/14/2030
a
280,161
Total 40,635,527
Consumer Non-Cyclical (4.8%)
1375209 B.C., Ltd.
165,000 9.000%,  1/30/2028
a,e
161,984
AbbVie, Inc.
406,000 5.500%,  3/15/2064 391,447
247,000 5.350%,  3/15/2044 238,869
AdaptHealth, LLC
736,000 4.625%,  8/1/2029
a
620,096
Albertsons Companies, Inc./
Safeway, Inc./New Albertsons,
LP/Albertsons, LLC
522,000 4.625%,  1/15/2027
a
498,763
556,000 3.500%,  3/15/2029
a
490,596
Altria Group, Inc.
166,000 6.200%,  11/1/2028 170,111
Amgen, Inc.
247,000 5.150%,  3/2/2028 244,806
392,000 5.250%,  3/2/2030 388,543
Anheuser-Busch InBev Worldwide,
Inc.
295,000 4.750%,  1/23/2029 290,084
487,000 5.000%,  6/15/2034 470,615
Archer-Daniels-Midland Company
155,000 4.500%,  8/15/2033 144,178
AstraZeneca Finance, LLC
299,000 1.750%,  5/28/2028 261,720
258,000 5.000%,  2/26/2034 250,973
BAT Capital Corporation
202,000 6.343%,  8/2/2030 207,106
113,000 5.834%,  2/20/2031 112,956
141,000 7.750%,  10/19/2032 156,377
93,000 6.000%,  2/20/2034 92,425
Bausch + Lomb Corporation
96,000 8.375%,  10/1/2028
a
99,144
Bausch Health Companies, Inc.
266,000 5.500%,  11/1/2025
a
247,766
612,000 4.875%,  6/1/2028
a
395,339
Becton, Dickinson and Company
165,000 4.693%,  2/13/2028 160,547
221,000 2.823%,  5/20/2030 190,458
BellRing Brands, Inc.
282,000 7.000%,  3/15/2030
a
285,364
BioMarin Pharmaceutical, Inc.,
Convertible
190,000 1.250%,  5/15/2027 185,155
Bio-Rad Laboratories, Inc.
204,000 3.300%,  3/15/2027 191,619
Bristol-Myers Squibb Company
331,000 5.550%,  2/22/2054 319,454
166,000 5.750%,  2/1/2031 169,697
82,000 5.900%,  11/15/2033 84,520
Campbell Soup Company
526,000 5.400%,  3/21/2034 513,142
Cargill, Inc.
288,000 2.125%,  11/10/2031
a
229,933
Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Non-Cyclical (4.8%) - continued
Catalent Pharma Solutions, Inc.
$ 203,000 3.125%,  2/15/2029
a
$ 193,750
Central Garden & Pet Company
565,000 4.125%,  10/15/2030 493,531
Charles River Laboratories
International, Inc.
200,000 4.000%,  3/15/2031
a
174,449
Cheplapharm Arzneimittel GmbH
70,000 5.500%,  1/15/2028
a
65,670
Chobani, LLC/Chobani Finance
Corporation, Inc.
484,000 4.625%,  11/15/2028
a
447,970
CHS/Community Health Systems,
Inc.
379,000 5.625%,  3/15/2027
a
347,028
117,000 8.000%,  12/15/2027
a
114,518
500,000 6.000%,  1/15/2029
a
436,220
335,000 5.250%,  5/15/2030
a
273,891
220,000 4.750%,  2/15/2031
a
171,719
Cigna Group
167,000 5.600%,  2/15/2054 157,293
213,000 2.400%,  3/15/2030 179,580
Constellation Brands, Inc.
163,000 4.800%,  1/15/2029 158,504
295,000 3.150%,  8/1/2029 263,195
110,000 4.900%,  5/1/2033 103,760
Coty, Inc./HFC Prestige Products,
Inc./HFC Prestige International
US, LLC
468,000 4.750%,  1/15/2029
a
436,259
235,000 6.625%,  7/15/2030
a
235,142
CVS Health Corporation
168,000 5.000%,  2/20/2026 166,323
115,000 4.300%,  3/25/2028 110,349
158,000 5.300%,  6/1/2033 152,755
488,000 4.780%,  3/25/2038 429,676
Diageo Capital plc
129,000 2.000%,  4/29/2030 107,403
250,000 5.625%,  10/5/2033 254,497
Edgewell Personal Care Company
340,000 5.500%,  6/1/2028
a
328,087
Eli Lilly & Company
328,000 5.000%,  2/9/2054 305,023
310,000 4.700%,  2/27/2033 297,941
Embecta Corporation
155,000 6.750%,  2/15/2030
a
132,494
Encompass Health Corporation
860,000 4.500%,  2/1/2028 807,243
Endo Finance Holdings, Inc.
165,000 8.500%,  4/15/2031
a
167,651
Energizer Holdings, Inc.
180,000 4.750%,  6/15/2028
a
163,551
435,000 4.375%,  3/31/2029
a
384,269
Envista Holdings Corporation,
Convertible
81,000 1.750%,  8/15/2028
a
68,850
Fortrea Holdings, Inc.
136,000 7.500%,  7/1/2030
a,e
137,186
General Mills, Inc.
62,000 4.950%,  3/29/2033
e
59,388
Gilead Sciences, Inc.
160,000 5.250%,  10/15/2033 157,736

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Non-Cyclical (4.8%) - continued
Grifols SA
$ 479,000 4.750%,  10/15/2028
a,e
$ 386,859
Herbalife Nutrition, Ltd./HLF
Financing, Inc.
41,000 7.875%,  9/1/2025
a
39,327
HLF Financing SARL, LLC/
Herbalife International, Inc.
308,000 4.875%,  6/1/2029
a
180,919
Imperial Brands Finance plc
127,000 3.125%,  7/26/2024
a
126,102
Integer Holdings Corporation,
Convertible
254,000 2.125%,  2/15/2028 353,060
Jazz Investments I, Ltd.,
Convertible
252,000 2.000%,  6/15/2026 242,550
Jazz Securities DAC
268,000 4.375%,  1/15/2029
a
243,834
JBS USA Holding Lux SARL/JBS
USA Food Company/JBS Lux
Company SARL
395,000 2.500%,  1/15/2027 361,965
173,000 3.625%,  1/15/2032 144,078
170,000 6.750%,  3/15/2034
a
173,439
KeHE Distributors, LLC/KeHE
Finance Corporation/NextWave
Distribution, Inc.
163,000 9.000%,  2/15/2029
a
164,584
Kenvue, Inc.
85,000 5.000%,  3/22/2030 83,973
Keurig Dr Pepper, Inc.
272,000 3.200%,  5/1/2030 240,871
344,000 5.300%,  3/15/2034 334,954
Kraft Heinz Foods Company
152,000 6.750%,  3/15/2032 164,380
Kroger Company
124,000 4.500%,  1/15/2029 119,580
Legacy LifePoint Health, LLC
205,000 4.375%,  2/15/2027
a
191,985
LifePoint Health, Inc.
325,000 9.875%,  8/15/2030
a
338,422
196,000 11.000%,  10/15/2030
a
208,621
Mattel, Inc.
415,000 3.375%,  4/1/2026
a
395,149
McKesson Corporation
490,000 1.300%,  8/15/2026 446,505
Medline Borrower, LP/Medline Co-
Issuer, Inc.
341,000 6.250%,  4/1/2029
a
338,819
Medtronic Global Holdings SCA
160,000 4.500%,  3/30/2033 150,718
ModivCare Escrow Issuer, Inc.
161,000 5.000%,  10/1/2029
a,e
111,846
ModivCare, Inc.
129,000 5.875%,  11/15/2025
a
125,815
Mozart Debt Merger Sub, Inc.
449,000 3.875%,  4/1/2029
a
402,228
318,000 5.250%,  10/1/2029
a
296,051
Nestle Capital Corporation
200,000 5.100%,  3/12/2054
a
186,645
Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Non-Cyclical (4.8%) - continued
Newell Brands, Inc.
$ 172,000 6.375%,  9/15/2027
e
$ 167,723
171,000 6.625%,  9/15/2029 165,165
Organon & Company/Organon
Foreign Debt Co-Issuer BV
465,000 4.125%,  4/30/2028
a
423,502
471,000 5.125%,  4/30/2031
a
407,274
Owens & Minor, Inc.
463,000 6.625%,  4/1/2030
a,e
449,244
Performance Food Group, Inc.
249,000 4.250%,  8/1/2029
a
223,198
Perrigo Finance Unlimited
Company
275,000 3.150%,  6/15/2030 251,990
Pfizer Investment Enterprises,
Private Ltd.
246,000 4.450%,  5/19/2026 241,797
Philip Morris International, Inc.
322,000 4.875%,  2/15/2028 316,500
141,000 5.625%,  11/17/2029 142,191
174,000 5.125%,  2/13/2031 169,077
141,000 5.750%,  11/17/2032 141,956
256,000 5.250%,  2/13/2034 246,950
Post Holdings, Inc.
249,000 4.625%,  4/15/2030
a
224,877
388,000 4.500%,  9/15/2031
a
341,155
Post Holdings, Inc., Convertible
261,000 2.500%,  8/15/2027 291,929
Primo Water Holdings, Inc.
401,000 4.375%,  4/30/2029
a
366,016
Procter & Gamble Company
122,000 1.200%,  10/29/2030 96,668
Roche Holdings, Inc.
250,000 5.218%,  3/8/2054
a
238,083
141,000 1.930%,  12/13/2028
a
122,245
200,000 2.076%,  12/13/2031
a
159,899
Royalty Pharma plc
343,000 1.200%,  9/2/2025 323,011
Scotts Miracle-Gro Company
199,000 4.500%,  10/15/2029 177,473
Simmons Foods, Inc.
664,000 4.625%,  3/1/2029
a
572,904
Spectrum Brands, Inc.
257,000 5.000%,  10/1/2029
a
250,396
205,000 5.500%,  7/15/2030
a
199,061
Star Parent, Inc.
320,000 9.000%,  10/1/2030
a
334,736
Sysco Corporation
128,000 5.950%,  4/1/2030 130,817
Takeda Pharmaceutical Company,
Ltd.
297,000 5.000%,  11/26/2028 291,582
Tenet Healthcare Corporation
1,105,000 5.125%,  11/1/2027 1,069,004
185,000 6.125%,  10/1/2028 182,679
404,000 6.750%,  5/15/2031
a
404,801
Teva Pharmaceutical Finance
Netherlands III BV
375,000 3.150%,  10/1/2026 347,407
Topgolf Callaway Brands
Corporation, Convertible
87,000 2.750%,  5/1/2026 98,223

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Consumer Non-Cyclical (4.8%) - continued
Unilever Capital Corporation
$ 225,000 5.000%,  12/8/2033 $ 220,467
US Acute Care Solutions, LLC
171,000 6.375%,  3/1/2026
a
173,138
Viterra Finance BV
324,000 3.200%,  4/21/2031
a
273,085
Winnebago Industries, Inc.,
Convertible
145,000 3.250%,  1/15/2030
a
142,318
Wyeth, LLC
382,000 6.500%,  2/1/2034 411,375
Zoetis, Inc.
236,000 5.600%,  11/16/2032 237,250
Total 34,327,133
Energy (4.5%)
Antero Midstream Partners, LP/
Antero Midstream Finance
Corporation
330,000 5.375%,  6/15/2029
a
314,016
Antero Resources Corporation
179,000 5.375%,  3/1/2030
a
170,186
Apache Corporation
239,000 4.375%,  10/15/2028 223,688
Archrock Partners, LP/Archrock
Partners Finance Corporation
585,000 6.250%,  4/1/2028
a
573,102
Ascent Resources Utica Holdings,
LLC/ARU Finance Corporation
338,000 8.250%,  12/31/2028
a
344,883
Baytex Energy Corporation
338,000 8.500%,  4/30/2030
a
352,403
Borr IHC, Ltd./Borr Finance, LLC
414,000 10.375%,  11/15/2030
a
429,951
BP Capital Markets America, Inc.
614,000 4.234%,  11/6/2028 589,746
259,000 4.812%,  2/13/2033 247,576
BP Capital Markets plc
191,000 4.875%,  3/22/2030
c,h
178,403
208,000 6.450%,  12/1/2033
c,h
209,847
Buckeye Partners, LP
233,000 4.500%,  3/1/2028
a
217,029
CGG SA
83,000 8.750%,  4/1/2027
a
77,671
Cheniere Energy Partners, LP
146,000 4.500%,  10/1/2029 136,604
146,000 3.250%,  1/31/2032 121,978
259,000 5.950%,  6/30/2033
e
258,296
Cheniere Energy, Inc.
158,000 5.650%,  4/15/2034
a
154,631
Civitas Resources, Inc.
266,000 8.375%,  7/1/2028
a
277,487
113,000 8.625%,  11/1/2030
a
120,247
410,000 8.750%,  7/1/2031
a
434,904
CNX Resources Corporation
195,000 6.000%,  1/15/2029
a
188,933
CNX Resources Corporation,
Convertible
161,000 2.250%,  5/1/2026 302,020
Principal
Amount Long-Term Fixed Income (80.0%) Value
Energy (4.5%) - continued
Columbia Pipelines Holding
Company, LLC
$ 167,000 6.055%,  8/15/2026
a
$ 167,569
317,000 6.042%,  8/15/2028
a
319,870
Comstock Resources, Inc.
331,000 6.750%,  3/1/2029
a
311,440
235,000 6.750%,  3/1/2029
a
223,746
330,000 5.875%,  1/15/2030
a
300,555
CQP Holdco, LP/BIP-V Chinnok
Holdco, LLC
175,000 5.500%,  6/15/2031
a
160,814
Crescent Energy Finance, LLC
204,000 9.250%,  2/15/2028
a
215,518
509,000 7.625%,  4/1/2032
a
510,899
Delek Logistics Partners, LP/Delek
Logistics Finance Corporation
370,000 8.625%,  3/15/2029
a
372,800
Diamond Foreign Asset Company/
Diamond Finance, LLC
128,000 8.500%,  10/1/2030
a
133,887
Diamondback Energy, Inc.
381,000 5.750%,  4/18/2054 363,725
DT Midstream, Inc.
264,000 4.125%,  6/15/2029
a
239,281
Enbridge, Inc.
175,000 7.375%,  1/15/2083
c
171,592
175,000 7.625%,  1/15/2083
c
174,231
244,000 5.950%,  4/5/2054 236,273
78,000 5.700%,  3/8/2033 77,105
Enerflex, Ltd.
267,000 9.000%,  10/15/2027
a
273,414
Energy Transfer, LP
161,000 5.950%,  5/15/2054 151,738
402,000 8.000%,  5/15/2054
c,e
413,979
175,000 6.750%,  5/15/2025
c,h
170,796
169,000 4.400%,  3/15/2027 163,710
169,000 6.400%,  12/1/2030 174,052
Enterprise Products Operating,
LLC
148,000 4.150%,  10/16/2028 141,390
178,000
8.573%,  (TSFR3M +
3.248%), 8/16/2077
c
177,115
EQM Midstream Partners, LP
931,000 4.750%,  1/15/2031
a
850,685
Genesis Energy LP/Genesis
Energy Finance Corporation
515,000 8.875%,  4/15/2030 532,923
Harvest Midstream I, LP
392,000 7.500%,  9/1/2028
a
393,074
249,487 7.500%,  5/15/2032
a,g
249,796
Hess Midstream Operations, LP
374,000 4.250%,  2/15/2030
a
337,533
Hilcorp Energy I, LP/Hilcorp
Finance Company
262,000 5.750%,  2/1/2029
a
251,685
166,000 6.000%,  4/15/2030
a
158,943
564,000 6.250%,  4/15/2032
a
544,562
Howard Midstream Energy
Partners, LLC
253,000 6.750%,  1/15/2027
a
249,605
ITT Holdings, LLC
475,000 6.500%,  8/1/2029
a
429,029

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Energy (4.5%) - continued
Kodiak Gas Services, LLC
$ 204,000 7.250%,  2/15/2029
a
$ 205,471
Laredo Petroleum, Inc.
581,000 7.750%,  7/31/2029
a
584,806
Marathon Oil Corporation
148,000 4.400%,  7/15/2027 142,452
MEG Energy Corporation
440,000 5.875%,  2/1/2029
a
425,698
MPLX, LP
370,000 1.750%,  3/1/2026 344,785
82,000 5.000%,  3/1/2033 77,118
Nabors Industries, Inc.
166,000 7.375%,  5/15/2027
a
164,515
423,000 9.125%,  1/31/2030
a
436,191
National Fuel Gas Company
296,000 5.500%,  1/15/2026 293,787
New Fortress Energy, Inc.
137,000 6.750%,  9/15/2025
a
135,317
136,000 8.750%,  3/15/2029
a,e
132,634
NGL Energy Operating, LLC/NGL
Energy Finance Corporation
135,000 8.125%,  2/15/2029
a
137,149
203,000 8.375%,  2/15/2032
a
206,279
Noble Finance II, LLC
165,000 8.000%,  4/15/2030
a
170,015
Northern Oil and Gas, Inc.
338,000 8.750%,  6/15/2031
a
355,543
Northern Oil and Gas, Inc.,
Convertible
211,000 3.625%,  4/15/2029 260,226
NuStar Logistics, LP
330,000 6.375%,  10/1/2030 326,248
Occidental Petroleum Corporation
330,000 8.875%,  7/15/2030 377,299
ONEOK, Inc.
222,000 2.200%,  9/15/2025 211,467
164,000 5.550%,  11/1/2026 163,830
157,000 5.650%,  11/1/2028 157,499
Ovintiv, Inc.
201,000 5.650%,  5/15/2028
e
200,820
160,000 6.250%,  7/15/2033 161,273
PBF Holding Company, LLC/PBF
Finance Corporation
256,000 6.000%,  2/15/2028 249,674
Permian Resources Operating,
LLC
256,000 7.000%,  1/15/2032
a
260,970
Permian Resources Operating,
LLC, Convertible
79,000 3.250%,  4/1/2028 223,703
Pioneer Natural Resources
Company
184,000 1.900%,  8/15/2030 150,966
Pioneer Natural Resources
Company, Convertible
95,000 0.250%,  5/15/2025 278,445
Plains All American Pipeline, LP
41,000
9.679%,  (TSFR3M +
4.372%), 6/3/2024
c,h
40,537
Plains All American Pipeline, LP/
PAA Finance Corporation
314,000 4.650%,  10/15/2025 308,618
Principal
Amount Long-Term Fixed Income (80.0%) Value
Energy (4.5%) - continued
Prairie Acquiror, LP
$ 272,000 9.000%,  8/1/2029
a
$ 277,824
Precision Drilling Corporation
420,000 6.875%,  1/15/2029
a
415,642
Range Resources Corporation
271,000 4.750%,  2/15/2030
a
249,527
Rockcliff Energy II, LLC
360,000 5.500%,  10/15/2029
a
331,832
Rockies Express Pipeline, LLC
424,000 4.950%,  7/15/2029
a
389,798
Schlumberger Holdings
Corporation
93,000 4.300%,  5/1/2029
a
88,830
SM Energy Company
200,000 6.500%,  7/15/2028 198,374
Southwestern Energy Company
250,000 4.750%,  2/1/2032 225,141
Suburban Propane Partners, LP/
Suburban Energy Finance
Corporation
166,000 5.875%,  3/1/2027 163,546
Suncor Energy, Inc.
160,000 7.150%,  2/1/2032 174,316
Sunoco, LP
498,000 7.000%,  5/1/2029
a
505,762
Sunoco, LP/Sunoco Finance
Corporation
236,000 5.875%,  3/15/2028 230,307
337,000 4.500%,  4/30/2030 303,250
Tallgrass Energy Partners LP/
Tallgrass Energy Finance
Corporation
580,000 5.500%,  1/15/2028
a
550,664
248,000 7.375%,  2/15/2029
a
248,272
Talos Production, Inc.
177,000 9.000%,  2/1/2029
a
186,746
Targa Resources Partners, LP
355,000 4.875%,  2/1/2031 332,235
Teine Energy, Ltd.
320,000 6.875%,  4/15/2029
a
310,905
TotalEnergies Capital SA
489,000 5.488%,  4/5/2054 475,808
TransCanada Trust
342,000 5.875%,  8/15/2076
c
327,859
Transocean, Inc.
163,800 8.750%,  2/15/2030
a
170,791
USA Compression Partners, LP/
USA Compression Finance
Corporation
291,000 7.125%,  3/15/2029
a
289,139
Valaris, Ltd.
344,000 8.375%,  4/30/2030
a
353,775
Venture Global Calcasieu Pass,
LLC
640,000 3.875%,  8/15/2029
a
565,461
250,000 4.125%,  8/15/2031
a
218,193
Venture Global LNG, Inc.
615,000 8.125%,  6/1/2028
a
628,818
689,000 8.375%,  6/1/2031
a
707,060
441,000 9.875%,  2/1/2032
a
470,594

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Energy (4.5%) - continued
Williams Companies, Inc.
$ 370,000 4.900%,  3/15/2029 $ 359,623
147,000 2.600%,  3/15/2031 121,708
Total 32,622,070
Financials (12.9%)
Acrisure, LLC/Acrisure Finance,
Inc.
117,000 4.250%,  2/15/2029
a
104,815
AerCap Holdings NV
164,000 5.875%,  10/10/2079
c
161,949
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
220,000 6.500%,  7/15/2025 221,576
150,000 6.100%,  1/15/2027 151,170
243,000 5.750%,  6/6/2028 242,789
384,000 3.000%,  10/29/2028 342,483
Air Lease Corporation
133,000 2.300%,  2/1/2025 129,250
48,000 3.375%,  7/1/2025 46,651
189,000 4.650%,  6/15/2026
c,h
178,138
147,000 3.125%,  12/1/2030 125,831
Aircastle, Ltd.
240,000 5.250%,  6/15/2026
a,c,h
226,759
147,000 2.850%,  1/26/2028
a
130,974
Alliant Holdings Intermediate, LLC/
Alliant Holdings Co-Issuer, Inc.
164,000 4.250%,  10/15/2027
a
152,980
378,000 6.750%,  4/15/2028
a
377,601
168,000 7.000%,  1/15/2031
a
168,526
Ally Financial, Inc.
217,000 5.750%,  11/20/2025
e
215,229
328,000 4.700%,  5/15/2026
c,h
278,446
148,000 8.000%,  11/1/2031 160,235
258,000 6.700%,  2/14/2033 253,094
American Express Company
210,000 3.550%,  9/15/2026
c,h
191,601
320,000 6.338%,  10/30/2026
c
322,554
485,000 2.550%,  3/4/2027 448,686
American Homes 4 Rent, LP
156,000 2.375%,  7/15/2031 123,611
American International Group, Inc.
317,000 5.125%,  3/27/2033 304,057
AmWINS Group, Inc.
135,000 6.375%,  2/15/2029
a
133,365
401,000 4.875%,  6/30/2029
a
364,542
Aon North America, Inc.
328,000 5.750%,  3/1/2054 317,087
Arbor Realty Trust, Inc.,
Convertible
13,000 7.500%,  8/1/2025 12,690
Ares Capital Corporation
70,000 4.250%,  3/1/2025 68,864
371,000 2.150%,  7/15/2026 340,671
194,000 5.875%,  3/1/2029 190,192
Arthur J. Gallagher & Company
246,000 5.750%,  7/15/2054 233,677
Assurant, Inc.
239,000 6.100%,  2/27/2026 238,965
Australia & New Zealand Banking
Group, Ltd.
338,000 2.950%,  7/22/2030
a,c
324,604
Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
Aviation Capital Group, LLC
$ 142,000 4.875%,  10/1/2025
a
$ 138,925
Avolon Holdings Funding, Ltd.
309,000 4.250%,  4/15/2026
a
297,158
321,000 5.750%,  3/1/2029
a
315,814
BAC Capital Trust XIV
138,000
5.991%,  (TSFR3M +
0.662%), 5/17/2024
c,h
113,896
Banco Santander Mexico SA
87,000 5.375%,  4/17/2025
a
86,435
Banco Santander SA
82,000 4.750%,  11/12/2026
c,h
70,143
200,000 5.294%,  8/18/2027 196,847
200,000 4.175%,  3/24/2028
c
190,282
200,000 6.921%,  8/8/2033 203,275
Bank of America Corporation
285,000 4.200%,  8/26/2024 283,548
711,000 6.250%,  9/5/2024
c,h
708,687
150,000 6.100%,  3/17/2025
c,h
149,735
339,000 1.319%,  6/19/2026
c
322,150
735,000 1.197%,  10/24/2026
c
686,617
220,000 6.125%,  4/27/2027
c,h
217,398
218,000 1.734%,  7/22/2027
c
200,001
283,000 4.376%,  4/27/2028
c
273,532
442,000 3.593%,  7/21/2028
c
415,469
218,000 4.948%,  7/22/2028
c
213,855
370,000 5.819%,  9/15/2029
c
372,177
824,000 3.974%,  2/7/2030
c
765,897
525,000 2.687%,  4/22/2032
c
432,566
216,000 2.572%,  10/20/2032
c
174,250
275,000 2.972%,  2/4/2033
c
227,028
241,000 5.468%,  1/23/2035
c
234,365
140,000 3.846%,  3/8/2037
c
120,573
Bank of Montreal
356,000 5.266%,  12/11/2026 353,975
235,000 5.203%,  2/1/2028 233,452
140,000 3.088%,  1/10/2037
c
111,278
Bank of New York Mellon
Corporation
165,000 6.317%,  10/25/2029
c
170,515
218,000 4.596%,  7/26/2030
c
209,740
165,000 6.474%,  10/25/2034
c
174,177
Bank of Nova Scotia
294,000 4.900%,  6/4/2025
c,h
287,236
148,000 1.050%,  3/2/2026 136,485
Barclays plc
193,000 6.125%,  12/15/2025
c,h
185,520
562,000 2.852%,  5/7/2026
c
544,495
200,000 5.501%,  8/9/2028
c
197,144
223,000 4.972%,  5/16/2029
c
215,156
200,000 6.224%,  5/9/2034
c
200,535
160,000 7.119%,  6/27/2034
c
164,979
Berkshire Hathaway Finance
Corporation
428,000 2.875%,  3/15/2032 365,777
BlackRock Funding, Inc.
162,000 5.250%,  3/14/2054 152,919
Blackstone Mortgage Trust, Inc.,
Convertible
41,000 5.500%,  3/15/2027 36,798
Blue Owl Capital Corporation II
163,000 8.450%,  11/15/2026
a
166,298

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
Blue Owl Credit Income
Corporation
$ 209,000 4.700%,  2/8/2027 $ 197,512
Blue Owl Technology Finance
Corporation
73,000 4.750%,  12/15/2025
a
70,001
221,000 3.750%,  6/17/2026
a
204,245
Blue Owl Technology Finance
Corporation II
80,000 6.750%,  4/4/2029
a
77,087
BNP Paribas SA
199,000 2.819%,  11/19/2025
a,c
195,453
200,000 3.132%,  1/20/2033
a,c
165,825
BPCE SA
133,000 2.375%,  1/14/2025
a
129,694
Bread Financial Holdings, Inc.
203,000 9.750%,  3/15/2029
a
211,108
Bread Financial Holdings, Inc.,
Convertible
134,000 4.250%,  6/15/2028
a
152,760
Brixmor Operating Partnership, LP
245,000 2.250%,  4/1/2028 214,208
Brookfield Property REIT, Inc./BPR
Cumulus, LLC/BPR Nimbus,
LLC/GGSI Sellco, LLC
109,000 4.500%,  4/1/2027
a
96,805
Burford Capital Global Finance,
LLC
393,000 9.250%,  7/1/2031
a
409,372
Camden Property Trust
187,000 4.900%,  1/15/2034 175,744
Canadian Imperial Bank of
Commerce
212,000 3.945%,  8/4/2025 207,642
197,000 5.926%,  10/2/2026 198,841
Capital One Financial Corporation
82,000 3.950%,  9/1/2026
c,e,h
70,658
206,000 3.273%,  3/1/2030
c
181,875
Capital One NA
199,000 2.280%,  1/28/2026
c
193,325
Castlelake Aviation Finance DAC
264,000 5.000%,  4/15/2027
a
254,068
Centene Corporation
637,000 3.000%,  10/15/2030 533,971
323,000 2.625%,  8/1/2031 258,445
Charles Schwab Corporation
328,000 5.375%,  6/1/2025
c,h
324,352
324,000 0.900%,  3/11/2026 298,056
203,000 4.000%,  6/1/2026
c,h
187,038
166,000 5.875%,  8/24/2026 167,560
200,000 2.000%,  3/20/2028 176,601
300,000 4.000%,  12/1/2030
c,h
244,162
158,000 6.136%,  8/24/2034
c
160,209
Citibank NA
250,000 5.570%,  4/30/2034 249,115
Citigroup, Inc.
116,000 5.000%,  9/12/2024
c,h
114,902
332,000 5.500%,  9/13/2025 331,175
150,000 4.000%,  12/10/2025
c,h
143,217
320,000 3.875%,  2/18/2026
c,h
300,379
170,000 4.150%,  11/15/2026
c,h
156,058
522,000 1.122%,  1/28/2027
c
481,730
Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
$ 974,000 1.462%,  6/9/2027
c
$ 891,802
285,000 3.070%,  2/24/2028
c
265,993
89,000 7.375%,  5/15/2028
c,e,h
91,260
204,000 7.625%,  11/15/2028
c,h
210,527
589,000 4.075%,  4/23/2029
c
556,510
156,000 6.174%,  5/25/2034
c
154,821
Citizens Financial Group, Inc.
162,000 4.000%,  10/6/2026
c,h
138,834
CNA Financial Corporation
145,000 3.950%,  5/15/2024 144,914
341,000 5.125%,  2/15/2034 321,732
Coinbase Global, Inc., Convertible
196,000 0.500%,  6/1/2026 196,605
220,000 0.250%,  4/1/2030
a
198,693
Comerica, Inc.
78,000 5.625%,  7/1/2025
c,h
75,127
92,000 5.982%,  1/30/2030
c
89,340
Commonwealth Bank of Australia
177,000 2.688%,  3/11/2031
a
143,667
Cooperatieve Rabobank UA
135,000 1.339%,  6/24/2026
a,c
128,254
COPT Defense Properties, LP
292,000 2.250%,  3/15/2026 273,686
COPT Defense Properties, LP,
Convertible
39,000 5.250%,  9/15/2028
a
40,112
Corebridge Financial, Inc.
131,000 6.875%,  12/15/2052
c
129,684
161,000 6.050%,  9/15/2033
a
160,984
147,000 5.750%,  1/15/2034 144,405
Credit Acceptance Corporation
308,000 9.250%,  12/15/2028
a
326,557
Credit Agricole SA
156,000 8.125%,  12/23/2025
a,c,h
157,950
147,000 3.250%,  1/14/2030
a
127,813
Credit Suisse Group AG
83,000 7.250%,  N/A
a,i
9,130
167,000 7.500%,  N/A
*,i
18,370
Dai-ichi Life Insurance Company,
Ltd.
285,000 5.100%,  10/28/2024
a,c,h
283,989
Deutsche Bank AG/New York, NY
502,000 2.129%,  11/24/2026
c
472,321
280,000 2.311%,  11/16/2027
c
254,717
230,000 6.819%,  11/20/2029
c
236,387
209,000 3.742%,  1/7/2033
c
167,977
Discover Bank
295,000
5.974%,  (USISOA05 +
1.730%), 8/9/2028
c
286,382
Discover Financial Services
72,000 6.700%,  11/29/2032 73,774
Diversified Healthcare Trust
197,000 Zero Coupon,  1/15/2026
a
169,409
Drawbridge Special Opportunities
Fund, LP
660,000 3.875%,  2/15/2026
a
622,291
Elevance Health, Inc.
204,000 5.350%,  10/15/2025 203,289
452,000 2.550%,  3/15/2031 375,495
Enact Holdings, Inc.
253,000 6.500%,  8/15/2025
a
252,772

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
Encore Capital Group, Inc.
$ 93,000 9.250%,  4/1/2029
a
$ 95,013
Encore Capital Group, Inc.,
Convertible
96,000 4.000%,  3/15/2029 84,384
Extra Space Storage, LP
180,000 5.900%,  1/15/2031 180,885
144,000 2.400%,  10/15/2031 114,328
Fairfax Financial Holdings, Ltd.
245,000 6.350%,  3/22/2054
a
242,208
Federal Realty OP, LP, Convertible
114,000 3.250%,  1/15/2029
a
110,751
Fifth Third Bancorp
148,000 4.500%,  9/30/2025
c,h
141,090
145,000 4.772%,  7/28/2030
c
136,766
Fifth Third Bank NA
398,000 3.850%,  3/15/2026 382,299
First Horizon Bank
220,000 5.750%,  5/1/2030
e
203,048
FirstCash, Inc.
329,000 5.625%,  1/1/2030
a
310,028
Five Corners Funding Trust III
220,000 5.791%,  2/15/2033
a
220,010
Fortress Transportation and
Infrastructure Investors, LLC
166,000 9.750%,  8/1/2027
a
171,379
47,000 5.500%,  5/1/2028
a
45,110
307,000 7.000%,  5/1/2031
a
308,659
Freedom Mortgage Corporation
159,000 7.625%,  5/1/2026
a
158,287
128,000 12.000%,  10/1/2028
a
136,992
Freedom Mortgage Holdings, LLC
135,000 9.250%,  2/1/2029
a
135,715
FS KKR Capital Corporation
146,000 3.400%,  1/15/2026 138,035
146,000 2.625%,  1/15/2027 131,414
GGAM Finance, Ltd.
336,000 7.750%,  5/15/2026
a
341,334
170,000 8.000%,  6/15/2028
a
175,072
136,000 6.875%,  4/15/2029
a
135,872
Global Net Lease, Inc./Global Net
Lease Operating Partnership,
LP
499,000 3.750%,  12/15/2027
a
424,962
goeasy, Ltd.
260,000 9.250%,  12/1/2028
a
274,519
83,000 7.625%,  7/1/2029
a
82,983
Goldman Sachs BDC, Inc.
177,000 6.375%,  3/11/2027 177,693
Goldman Sachs Group, Inc.
155,000 5.500%,  8/10/2024
c,h
153,824
141,000 3.500%,  4/1/2025 138,190
203,000 4.250%,  10/21/2025 198,697
206,000 0.855%,  2/12/2026
c
197,866
250,000 3.650%,  8/10/2026
c,h
227,327
170,000 4.125%,  11/10/2026
c,h
157,160
429,000 1.948%,  10/21/2027
c
391,709
141,000 2.640%,  2/24/2028
c
130,060
573,000 3.615%,  3/15/2028
c
542,175
284,000 4.482%,  8/23/2028
c
274,380
294,000 3.814%,  4/23/2029
c
274,859
Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
$ 148,000 3.800%,  3/15/2030 $ 135,383
148,000 2.615%,  4/22/2032
c
121,174
146,000 2.383%,  7/21/2032
c
116,840
Hartford Financial Services Group,
Inc.
148,000 2.800%,  8/19/2029 129,895
216,000
7.694%,  (TSFR3M +
2.387%), 2/12/2047
a,c
191,700
HAT Holdings I, LLC/HAT Holdings
II, LLC, Convertible
12,000 Zero Coupon,  5/1/2025
a
12,307
172,000 3.750%,  8/15/2028
a
186,792
HSBC Holdings plc
82,000 6.375%,  3/30/2025
c,h
81,027
148,000 2.633%,  11/7/2025
c
145,388
162,000 1.645%,  4/18/2026
c
155,428
164,000 1.589%,  5/24/2027
c
150,261
260,000 2.251%,  11/22/2027
c
237,831
200,000 6.161%,  3/9/2029
c
202,261
413,000 4.583%,  6/19/2029
c
393,809
157,000 4.600%,  12/17/2030
c,h
129,188
176,000 2.804%,  5/24/2032
c
143,576
HUB International, Ltd.
480,000 7.250%,  6/15/2030
a
487,041
Huntington Bancshares, Inc./OH
226,000 4.450%,  10/15/2027
c,h
200,238
440,000 5.709%,  2/2/2035
c
421,829
Icahn Enterprises, LP/Icahn
Enterprises Finance Corporation
237,000 6.375%,  12/15/2025 232,754
279,000 6.250%,  5/15/2026 271,346
354,000 5.250%,  5/15/2027 325,059
ING Groep NV
292,000 1.726%,  4/1/2027
c
270,246
200,000 6.083%,  9/11/2027
c
200,936
Intercontinental Exchange, Inc.
208,000 4.350%,  6/15/2029 198,530
Intesa Sanpaolo SPA
206,000 4.198%,  6/1/2032
a,c
168,847
Invitation Homes Operating
Partnership, LP
223,000 2.000%,  8/15/2031 172,349
J.P. Morgan Chase & Company
150,000
8.868%,  (TSFR3M +
3.562%), 5/1/2024
c,h
150,000
406,000 5.000%,  8/1/2024
c,h
403,982
244,000 4.600%,  2/1/2025
c,h
240,011
478,000 1.561%,  12/10/2025
c
465,474
145,000 2.083%,  4/22/2026
c
139,797
185,000 3.650%,  6/1/2026
c,h
173,084
471,000 1.045%,  11/19/2026
c
438,313
294,000 1.578%,  4/22/2027
c
271,301
265,000 2.947%,  2/24/2028
c
246,666
442,000 4.005%,  4/23/2029
c
417,298
146,000 2.069%,  6/1/2029
c
127,584
589,000 4.493%,  3/24/2031
c
557,824
141,000 2.963%,  1/25/2033
c
117,155
147,000 4.912%,  7/25/2033
c
139,760
142,000 5.717%,  9/14/2033
c
141,464
172,000 5.350%,  6/1/2034
c
167,264
159,000 6.254%,  10/23/2034
c
164,657
81,000 5.336%,  1/23/2035
c
78,515
273,000 5.766%,  4/22/2035
c
273,183

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
J.P. Morgan Chase Bank NA
$ 365,000 5.110%,  12/8/2026 $ 362,575
Jane Street Group/JSG Finance,
Inc.
103,000 4.500%,  11/15/2029
a
93,685
Jefferies Finance, LLC/JFIN Co-
Issuer Corporation
135,000 5.000%,  8/15/2028
a
121,461
Jefferson Capital Holdings, LLC
135,000 6.000%,  8/15/2026
a
132,710
338,000 9.500%,  2/15/2029
a
343,901
KeyBank NA/Cleveland, OH
221,000 3.900%,  4/13/2029 194,095
300,000 5.000%,  1/26/2033 269,023
Kilroy Realty, LP
255,000 4.250%,  8/15/2029 227,483
114,000 6.250%,  1/15/2036 107,073
Kite Realty Group, LP
81,000 5.500%,  3/1/2034 77,269
Ladder Capital Finance Holdings,
LLLP/Ladder Capital Finance
Corporation
170,000 4.250%,  2/1/2027
a
157,413
283,000 4.750%,  6/15/2029
a
252,564
Liberty Mutual Group, Inc.
93,000 4.125%,  12/15/2051
a,c
84,648
Lincoln National Corporation
135,000
7.938%,  (TSFR3M +
2.619%), 5/17/2024
c
103,324
Lloyds Banking Group plc
806,000 1.627%,  5/11/2027
c
739,731
M&T Bank Corporation
298,000 3.500%,  9/1/2026
c,h
231,846
Macquarie Airfinance Holdings,
Ltd.
486,000 6.400%,  3/26/2029
a
484,594
Macquarie Group, Ltd.
293,000 1.629%,  9/23/2027
a,c
265,361
Manufacturers & Traders Trust
Company
313,000 4.700%,  1/27/2028 296,326
Marsh & McLennan Companies,
Inc.
151,000 2.375%,  12/15/2031 122,597
MetLife, Inc.
300,000 3.850%,  9/15/2025
c,h
286,725
135,000 5.875%,  3/15/2028
c,h
131,193
176,000 6.400%,  12/15/2036 175,204
Metropolitan Life Global Funding I
285,000 2.950%,  4/9/2030
a
247,068
Mid-America Apartments, LP
295,000 4.200%,  6/15/2028 282,759
Mitsubishi UFJ Financial Group,
Inc.
162,000 1.412%,  7/17/2025 153,930
290,000 1.538%,  7/20/2027
c
265,146
Mizuho Financial Group, Inc.
425,000 1.554%,  7/9/2027
c
389,040
288,000 2.564%,  9/13/2031 229,063
158,000 5.748%,  7/6/2034
c
157,372
Molina Healthcare, Inc.
332,000 4.375%,  6/15/2028
a
307,916
Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
Morgan Stanley
$ 124,000 2.720%,  7/22/2025
c
$ 123,051
291,000 1.164%,  10/21/2025
c
284,334
95,000 5.000%,  11/24/2025 94,010
100,000 2.630%,  2/18/2026
c
97,439
294,000 2.188%,  4/28/2026
c
283,558
251,000 0.985%,  12/10/2026
c
232,427
294,000 1.593%,  5/4/2027
c
270,976
290,000 1.512%,  7/20/2027
c
264,828
102,000 5.123%,  2/1/2029
c
100,384
1,041,000 3.622%,  4/1/2031
c
935,656
141,000 2.943%,  1/21/2033
c
116,387
146,000 4.889%,  7/20/2033
c
137,557
155,000 5.250%,  4/21/2034
c
148,730
181,000 5.424%,  7/21/2034
c
175,631
129,000 5.831%,  4/19/2035
c
128,948
284,000 2.484%,  9/16/2036
c
219,079
MPT Operating Partnership, LP/
MPT Finance Corporation
376,000 5.250%,  8/1/2026
e
342,469
99,000 4.625%,  8/1/2029
e
74,082
Nasdaq, Inc.
167,000 5.350%,  6/28/2028 166,133
Nationstar Mortgage Holdings,
Inc.
336,000 6.000%,  1/15/2027
a
329,242
NatWest Group plc
147,000 4.892%,  5/18/2029
c
141,715
220,000 3.754%,  11/1/2029
c
217,186
425,000 6.475%,  6/1/2034
c
426,784
Navient Corporation
100,000 5.000%,  3/15/2027 94,275
Necessity Retail REIT, Inc./
American Finance Operating
Partner, LP
108,000 4.500%,  9/30/2028
a
92,124
New York Life Global Funding
159,000 4.550%,  1/28/2033
a
148,628
168,000 5.000%,  1/9/2034
a
160,489
Nippon Life Insurance Company
500,000 5.950%,  4/16/2054
a,c
486,163
415,000 5.100%,  10/16/2044
a,c
412,298
NNN REIT, Inc.
147,000 2.500%,  4/15/2030 123,350
Nomura Holdings, Inc.
218,000 2.172%,  7/14/2028 188,911
Northern Trust Corporation
210,000 4.000%,  5/10/2027 202,758
Omega Healthcare Investors, Inc.
150,000 4.750%,  1/15/2028 142,402
147,000 3.375%,  2/1/2031 122,750
OneMain Finance Corporation
639,000 3.500%,  1/15/2027 587,885
1,146,000 3.875%,  9/15/2028 1,008,727
Panther Escrow Issuer, LLC
477,000 7.125%,  6/1/2031
a
479,474
Park Intermediate Holdings, LLC
537,000 4.875%,  5/15/2029
a
491,374
Pebblebrook Hotel Trust,
Convertible
339,000 1.750%,  12/15/2026 296,252

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
Pine Street Trust I
$ 148,000 4.572%,  2/15/2029
a
$ 138,066
PNC Bank NA
148,000 2.700%,  10/22/2029 126,325
PNC Financial Services Group,
Inc.
272,000 5.671%,  10/28/2025
c
271,752
200,000 3.400%,  9/15/2026
c,h
172,418
175,000 6.200%,  9/15/2027
c,h
171,553
169,000 5.582%,  6/12/2029
c
168,241
178,000 6.250%,  3/15/2030
c,h
167,338
170,000 6.875%,  10/20/2034
c
180,440
PRA Group, Inc.
84,000 7.375%,  9/1/2025
a
83,612
259,000 8.375%,  2/1/2028
a
252,649
Principal Life Global Funding II
218,000 1.250%,  8/16/2026
a
197,143
Prologis Targeted US Logistics
Fund, LP
265,000 5.250%,  4/1/2029
a
259,954
Prologis, LP
192,000 5.250%,  3/15/2054 175,259
228,000 3.375%,  12/15/2027 213,358
Provident Financing Trust I
78,000 7.405%,  3/15/2038 83,695
Prudential Financial, Inc.
141,000 5.125%,  3/1/2052
c
130,077
133,000 6.750%,  3/1/2053
c
135,665
507,000 6.500%,  3/15/2054
c
499,524
75,000 3.700%,  10/1/2050
c
64,131
Public Storage Operating
Company
157,000 5.100%,  8/1/2033 152,096
QBE Insurance Group, Ltd.
81,000 5.875%,  5/12/2025
a,c,h
80,036
Quicken Loans, LLC
365,000 3.875%,  3/1/2031
a
309,465
Realty Income Corporation
147,000 4.875%,  6/1/2026 145,113
329,000 3.200%,  1/15/2027 309,186
173,000 3.950%,  8/15/2027 165,289
Redwood Trust, Inc., Convertible
17,000 7.750%,  6/15/2027 16,139
Regency Centers, LP
243,000 5.250%,  1/15/2034 232,335
Regions Financial Corporation
160,000 2.250%,  5/18/2025 154,121
156,000 5.750%,  6/15/2025
c,e,h
152,905
Reinsurance Group of America,
Inc.
157,000 6.000%,  9/15/2033 157,656
RGA Global Funding
188,000 5.500%,  1/11/2031
a
184,955
RHP Hotel Properties, LP/RHP
Finance Corporation
83,000 4.750%,  10/15/2027 78,878
323,000 7.250%,  7/15/2028
a
328,007
RLJ Lodging Trust, LP
279,000 4.000%,  9/15/2029
a
241,976
Rocket Mortgage, LLC/Rocket
Mortgage Co-Issuer, Inc.
390,000 3.625%,  3/1/2029
a
343,575
Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
Santander Holdings USA, Inc.
$ 137,000 2.490%,  1/6/2028
c
$ 124,141
Santander UK Group Holdings plc
286,000 1.673%,  6/14/2027
c
260,738
Service Properties Trust
160,000 7.500%,  9/15/2025 161,181
82,000 5.250%,  2/15/2026 78,875
261,000 8.625%,  11/15/2031
a
274,113
Simon Property Group, LP
244,000 2.650%,  7/15/2030 208,172
164,000 6.250%,  1/15/2034 169,543
SLM Corporation
170,000 4.200%,  10/29/2025 164,342
Societe Generale SA
148,000 2.625%,  10/16/2024
a
145,600
165,000 1.488%,  12/14/2026
a,c
153,190
240,000 8.500%,  3/25/2034
a,c,h
228,353
Standard Chartered plc
85,000 6.000%,  7/26/2025
a,c,h
83,155
200,000 2.608%,  1/12/2028
a,c
183,395
Starwood Property Trust, Inc.,
Convertible
156,000 6.750%,  7/15/2027 159,432
State Street Corporation
169,000 5.272%,  8/3/2026 168,487
104,000 6.700%,  3/15/2029
c,h
104,088
138,000 4.421%,  5/13/2033
c
127,465
Sumitomo Life Insurance Company
320,000 3.375%,  4/15/2081
a,c
270,088
Sumitomo Mitsui Financial Group,
Inc.
200,000 2.174%,  1/14/2027 183,425
550,000 5.716%,  9/14/2028 554,814
221,000 2.142%,  9/23/2030 178,434
200,000 5.766%,  1/13/2033 201,754
Sumitomo Mitsui Trust Bank, Ltd.
135,000 1.050%,  9/12/2025
a
126,796
Summit Hotel Properties, Inc.,
Convertible
130,000 1.500%,  2/15/2026 113,620
Synchrony Financial
141,000 4.250%,  8/15/2024 140,251
173,000 7.250%,  2/2/2033 168,806
Synovus Bank
155,000 5.625%,  2/15/2028 148,033
Toronto-Dominion Bank
100,000 8.125%,  10/31/2082
c
102,830
350,000 5.264%,  12/11/2026 348,597
165,000 5.156%,  1/10/2028 163,644
246,000 5.523%,  7/17/2028 246,810
138,000 4.456%,  6/8/2032 128,032
Truist Bank
147,000 2.250%,  3/11/2030 119,115
Truist Financial Corporation
330,000 6.047%,  6/8/2027
c
331,747
121,000 1.887%,  6/7/2029
c
103,371
345,000 5.100%,  3/1/2030
c,h
311,662
234,000 5.711%,  1/24/2035
c
227,094
U.S. Bancorp
205,000 5.727%,  10/21/2026
c
204,930
218,000 4.548%,  7/22/2028
c
210,897

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Financials (12.9%) - continued
$ 82,000 5.836%,  6/12/2034
c
$ 81,052
224,000 5.678%,  1/23/2035
c
218,828
UBS AG
265,000 5.125%,  5/15/2024 264,604
UBS Group AG
122,000 2.593%,  9/11/2025
a,c
120,489
250,000 2.193%,  6/5/2026
a,c
239,838
275,000 4.875%,  2/12/2027
a,c,h
246,919
200,000 6.327%,  12/22/2027
a,c
202,485
269,000 3.869%,  1/12/2029
a,c
250,815
200,000 5.699%,  2/8/2035
a,c
193,936
UDR, Inc.
296,000 3.000%,  8/15/2031 250,795
United Wholesale Mortgage, LLC
106,000 5.500%,  11/15/2025
a
104,268
365,000 5.500%,  4/15/2029
a
339,081
UnitedHealth Group, Inc.
486,000 5.375%,  4/15/2054 461,645
283,000 4.200%,  5/15/2032 260,973
USB Realty Corporation
156,000
6.737%,  (TSFR3M +
1.409%), 1/15/2027
a,c,h
121,556
Ventas Realty, LP
126,000 3.750%,  5/1/2024 126,000
Ventas Realty, LP, Convertible
166,000 3.750%,  6/1/2026
a
165,087
Vornado Realty, LP
124,000 3.400%,  6/1/2031 96,321
Wells Fargo & Company
245,000 2.406%,  10/30/2025
c
240,796
335,000 3.900%,  3/15/2026
c,h
317,744
346,000 2.188%,  4/30/2026
c
333,592
100,000
6.090%,  (TSFR3M +
0.762%), 1/15/2027
c
97,148
138,000 3.526%,  3/24/2028
c
130,225
294,000 3.584%,  5/22/2028
c
276,756
218,000 4.808%,  7/25/2028
c
212,417
187,000 7.625%,  9/15/2028
c,e,h
195,533
649,000 4.478%,  4/4/2031
c
609,832
108,000 5.389%,  4/24/2034
c
104,078
157,000 5.557%,  7/25/2034
c
153,034
166,000 6.491%,  10/23/2034
c
172,828
636,000 5.499%,  1/23/2035
c
617,802
Wells Fargo Bank NA
291,000 4.811%,  1/15/2026 287,749
Welltower OP, LLC, Convertible
264,000 2.750%,  5/15/2028
a
295,970
Westpac Banking Corporation
221,000 4.110%,  7/24/2034
c
201,212
Willis North America, Inc.
164,000 5.900%,  3/5/2054 157,267
295,000 4.500%,  9/15/2028 281,688
XHR, LP
169,000 6.375%,  8/15/2025
a
168,814
187,000 4.875%,  6/1/2029
a
170,686
Total 92,803,356
Principal
Amount Long-Term Fixed Income (80.0%) Value
Foreign Government (<0.1%)
NBN Company, Ltd.
$ 265,000 2.625%,  5/5/2031
a
$ 220,838
Total 220,838
Mortgage-Backed Securities (12.4%)
Federal Home Loan Mortgage
Corporation Conventional 30-Yr.
Pass Through
481,209 2.000%,  1/1/2052 368,258
3,742,778 2.500%,  5/1/2051 2,995,140
1,958,685 3.500%,  5/1/2052 1,689,994
1,415,495 4.000%,  5/1/2052 1,277,292
3,282,241 5.000%,  7/1/2053 3,131,693
235,689 5.000%,  8/1/2053 225,768
1,068,547 5.500%,  9/1/2053 1,044,494
Federal Home Loan Mortgage
Corporation Gold 15-Yr. Pass
Through
1,416,104 2.500%,  7/1/2030 1,318,847
Federal National Mortgage
Association Conventional 15-Yr.
Pass Through
2,800,000 4.500%,  5/1/2039
g
2,707,100
Federal National Mortgage
Association Conventional 20-Yr.
Pass Through
1,058,119 3.500%,  5/1/2040 956,256
Federal National Mortgage
Association Conventional 30-Yr.
Pass Through
3,274,766 3.000%,  1/1/2052 2,728,569
240,159 2.000%,  2/1/2051 183,856
389,243 2.000%,  2/1/2051 297,989
1,687,649 2.500%,  2/1/2051 1,338,719
3,255,664 2.000%,  3/1/2051 2,469,630
4,441,039 4.000%,  3/1/2051 4,051,378
3,366,046 3.000%,  3/1/2052 2,790,283
2,641,515 2.000%,  4/1/2051 2,007,928
2,020,170 3.000%,  4/1/2051 1,680,369
2,085,478 3.000%,  5/1/2050 1,750,826
455,475 2.000%,  5/1/2051 346,935
216,963 3.000%,  6/1/2050 184,111
1,312,003 4.000%,  6/1/2052 1,175,898
1,418,486 5.000%,  6/1/2053 1,355,533
2,469,461 2.500%,  7/1/2051 1,983,383
253,461 3.500%,  7/1/2051 222,062
3,664,938 4.000%,  7/1/2052 3,284,953
862,682 3.500%,  8/1/2050 757,721
1,759,136 3.500%,  8/1/2052 1,518,003
3,909,961 4.500%,  8/1/2052 3,620,222
310,568 5.000%,  8/1/2053 296,785
526,908 3.500%,  9/1/2052 458,533
1,778,073 3.500%,  9/1/2052 1,547,263
270,482 5.000%,  9/1/2052 256,930
2,703,397 4.500%,  9/1/2053 2,496,700
949,700 4.500%,  9/1/2053 882,147
2,393,009 4.000%,  10/1/2052 2,149,607
452,377 2.000%,  11/1/2051 345,050
685,494 3.500%,  11/1/2052 599,156
1,855,471 2.000%,  12/1/2050 1,417,917
3,460,587 4.500%,  12/1/2052 3,214,678
8,800,000 5.500%,  5/1/2041
g
8,540,848
1,450,000 6.000%,  5/1/2041
g
1,436,520
4,500,000 3.500%,  5/1/2049
g
3,878,274

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Mortgage-Backed Securities (12.4%) -
continued
$ 4,500,000 4.000%,  5/1/2049
g
$ 4,024,462
4,900,000 4.500%,  5/1/2049
g
4,514,930
Federal National Mortgage
Association Conventional 40-Yr.
Pass Through
2,096,710 2.500%,  3/1/2062 1,630,000
1,215,033 3.500%,  7/1/2061 1,029,713
1,228,137 4.000%,  12/1/2061 1,085,113
Total 89,267,836
Technology (3.2%)
Advanced Micro Devices, Inc.
138,000 3.924%,  6/1/2032 126,031
Akamai Technologies, Inc.,
Convertible
136,000 0.125%,  5/1/2025 153,408
132,000 0.375%,  9/1/2027 133,914
115,000 1.125%,  2/15/2029
a
113,102
Analog Devices, Inc.
72,000 2.100%,  10/1/2031 58,229
Apple, Inc.
278,000 1.650%,  2/8/2031 224,834
799,000 3.750%,  9/12/2047 618,511
Block, Inc., Convertible
59,000 0.125%,  3/1/2025 58,363
365,000 0.250%,  11/1/2027 298,205
Boost Newco Borrower, LLC
422,000 7.500%,  1/15/2031
a
435,543
Broadcom Corporation/Broadcom
Cayman Finance, Ltd.
221,000 3.875%,  1/15/2027 212,081
Broadcom, Inc.
137,000 4.000%,  4/15/2029
a
128,106
Central Parent, Inc./CDK Global,
Inc.
208,000 7.250%,  6/15/2029
a
210,277
Cisco Systems, Inc.
325,000 5.350%,  2/26/2064 309,313
Clarivate Science Holdings
Corporation
183,000 3.875%,  7/1/2028
a
166,641
Cloud Software Group, Inc.
886,000 6.500%,  3/31/2029
a
840,330
Consensus Cloud Solutions, Inc.
85,000 6.000%,  10/15/2026
a,e
80,588
CoreLogic, Inc.
102,000 4.500%,  5/1/2028
a
88,253
CSG Systems International, Inc.,
Convertible
187,000 3.875%,  9/15/2028
a
176,950
Dayforce, Inc., Convertible
48,000 0.250%,  3/15/2026 43,536
Dell International, LLC/EMC
Corporation
99,000 5.300%,  10/1/2029 98,004
Dell, Inc.
231,000 6.500%,  4/15/2038 240,802
Dye & Durham, Ltd.
256,000 8.625%,  4/15/2029
a
258,502
Principal
Amount Long-Term Fixed Income (80.0%) Value
Technology (3.2%) - continued
Euronet Worldwide, Inc.,
Convertible
$ 157,000 0.750%,  3/15/2049 $ 152,054
Fiserv, Inc.
237,000 2.750%,  7/1/2024 235,750
341,000 5.350%,  3/15/2031 336,136
80,000 5.600%,  3/2/2033 79,261
341,000 5.450%,  3/15/2034 333,296
Gen Digital, Inc.
14,000 6.750%,  9/30/2027
a
14,052
203,000 7.125%,  9/30/2030
a,e
205,094
Global Payments, Inc.
192,000 5.950%,  8/15/2052 183,499
64,000 2.650%,  2/15/2025 62,421
213,000 4.950%,  8/15/2027 208,732
147,000 3.200%,  8/15/2029 129,700
Global Payments, Inc., Convertible
358,000 1.500%,  3/1/2031
a
355,852
Helios Software Holdings, Inc./ION
Corporate Solutions Finance
SARL
249,000 8.750%,  5/1/2029
a,g
249,493
IBM International Capital Private,
Ltd.
250,000 5.300%,  2/5/2054 228,029
II-VI, Inc.
154,000 5.000%,  12/15/2029
a
142,074
Intel Corporation
344,000 5.600%,  2/21/2054 323,707
308,000 5.125%,  2/10/2030 304,802
InterDigital, Inc., Convertible
243,000 3.500%,  6/1/2027 329,192
Iron Mountain, Inc.
102,000 4.875%,  9/15/2027
a
97,341
605,000 5.000%,  7/15/2028
a
570,142
440,000 4.875%,  9/15/2029
a
406,017
568,000 4.500%,  2/15/2031
a
500,987
Jabil, Inc.
155,000 5.450%,  2/1/2029 152,751
Marvell Technology, Inc.
147,000 2.950%,  4/15/2031 123,568
Mastercard, Inc.
137,000 2.000%,  11/18/2031 110,320
Microchip Technology, Inc.
117,000 5.050%,  3/15/2029 114,993
Microchip Technology, Inc.,
Convertible
354,000 0.125%,  11/15/2024 380,550
Micron Technology, Inc.
179,000 5.300%,  1/15/2031 175,643
Moody's Corporation
141,000 4.250%,  8/8/2032 129,944
NCR Atleos Corporation
136,000 9.500%,  4/1/2029
a
144,567
NCR Voyix Corporation
509,000 5.125%,  4/15/2029
a
467,726
Neptune Bidco US, Inc.
346,000 9.290%,  4/15/2029
a
326,581
Newfold Digital Holdings Group,
Inc.
102,000 11.750%,  10/15/2028
a
109,572

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Technology (3.2%) - continued
NXP BV/NXP Funding, LLC/NXP
USA, Inc.
$ 70,000 2.700%,  5/1/2025 $ 68,009
147,000 4.300%,  6/18/2029 138,766
ON Semiconductor Corporation,
Convertible
222,000 Zero Coupon,  5/1/2027 316,794
100,000 0.500%,  3/1/2029 96,500
Open Text Corporation
285,000 3.875%,  12/1/2029
a
249,433
570,000 4.125%,  2/15/2030
a
500,624
Oracle Corporation
556,000 6.900%,  11/9/2052 603,642
141,000 6.150%,  11/9/2029 145,412
494,000 2.950%,  4/1/2030 429,069
208,000 6.250%,  11/9/2032 215,756
PayPal Holdings, Inc.
149,000 2.850%,  10/1/2029 132,279
253,000 2.300%,  6/1/2030 213,508
Pitney Bowes, Inc.
85,000 6.875%,  3/15/2027
a,e
76,609
Progress Software Corporation,
Convertible
89,000 1.000%,  4/15/2026 89,223
34,000 3.500%,  3/1/2030
a
33,099
PTC, Inc.
215,000 3.625%,  2/15/2025
a
210,578
305,000 4.000%,  2/15/2028
a
282,558
RingCentral, Inc.
317,000 8.500%,  8/15/2030
a
322,551
Rocket Software, Inc.
205,000 9.000%,  11/28/2028
a,g
205,777
S&P Global, Inc.
138,000 2.900%,  3/1/2032 116,726
Salesforce.com, Inc.
421,000 1.950%,  7/15/2031 339,780
Seagate HDD Cayman
201,000 8.500%,  7/15/2031
a
214,609
372,170 9.625%,  12/1/2032 417,483
Semtech Corporation, Convertible
108,000 1.625%,  11/1/2027 129,762
42,000 4.000%,  11/1/2028
a
83,183
Sensata Technologies BV
400,000 4.000%,  4/15/2029
a
358,113
Sensata Technologies, Inc.
384,000 3.750%,  2/15/2031
a
324,510
Shift4 Payments, LLC/Shift4
Payments Finance Sub, Inc.
140,000 4.625%,  11/1/2026
a
134,796
SK Hynix, Inc.
300,000 5.500%,  1/16/2027
a,e
296,257
SS&C Technologies, Inc.
485,000 5.500%,  9/30/2027
a
471,429
Texas Instruments, Inc.
167,000 5.150%,  2/8/2054 156,534
UKG, Inc.
338,000 6.875%,  2/1/2031
a
338,644
Verint Systems, Inc., Convertible
203,000 0.250%,  4/15/2026 185,035
Viavi Solutions, Inc.
375,000 3.750%,  10/1/2029
a
314,892
Principal
Amount Long-Term Fixed Income (80.0%) Value
Technology (3.2%) - continued
Viavi Solutions, Inc., Convertible
$ 51,000 1.625%,  3/15/2026 $ 47,526
Vishay Intertechnology, Inc.,
Convertible
326,000 2.250%,  9/15/2030
a
311,982
VMware, LLC
291,000 1.400%,  8/15/2026 264,629
189,000 2.200%,  8/15/2031 149,416
Western Digital Corporation,
Convertible
345,000 3.000%,  11/15/2028
a
521,123
Xerox Holdings Corporation
41,000 5.000%,  8/15/2025
a
39,836
485,000 5.500%,  8/15/2028
a
420,840
Xerox Holdings Corporation,
Convertible
167,000 3.750%,  3/15/2030
a
143,208
Xilinx, Inc.
80,000 2.375%,  6/1/2030 67,987
Ziff Davis, Inc., Convertible
210,000 1.750%,  11/1/2026 189,919
Total 23,125,775
Transportation (0.9%)
Air Canada
165,000 3.875%,  8/15/2026
a
156,523
Air Transport Services Group, Inc.,
Convertible
153,000 3.875%,  8/15/2029
a
123,655
American Airlines Group, Inc.
116,000 3.750%,  3/1/2025
a
112,864
American Airlines, Inc./
AAdvantage Loyalty IP, Ltd.
906,667 5.500%,  4/20/2026
a
896,149
166,340 5.750%,  4/20/2029
a
160,640
Avis Budget Car Rental, LLC/Avis
Budget Finance, Inc.
203,000 5.375%,  3/1/2029
a
180,565
Canadian Pacific Railway
Company
300,000 1.750%,  12/2/2026 273,631
Delta Air Lines, Inc.
276,000 4.375%,  4/19/2028
e
264,043
Delta Air Lines, Inc./SkyMiles IP,
Ltd.
166,315 4.500%,  10/20/2025
a
164,024
ERAC USA Finance, LLC
194,000 3.850%,  11/15/2024
a
191,989
334,000 5.200%,  10/30/2034
a
322,601
Hawaiian Brand Intellectual
Property, Ltd.
268,000 5.750%,  1/20/2026
a
251,354
Hertz Corporation
111,000 5.000%,  12/1/2029
a,e
76,223
Mileage Plus Holdings, LLC
258,050 6.500%,  6/20/2027
a
258,486
Norfolk Southern Corporation
232,000 4.450%,  3/1/2033 215,995
Penske Truck Leasing Company,
LP/PTL Finance Corporation
135,000 1.200%,  11/15/2025
a
125,662
195,000 5.750%,  5/24/2026
a
195,060

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Transportation (0.9%) - continued
$ 148,000 1.700%,  6/15/2026
a
$ 135,888
Rand Parent, LLC
351,000 8.500%,  2/15/2030
a,e
347,110
RXO, Inc.
401,000 7.500%,  11/15/2027
a
406,249
Ryder System, Inc.
124,000 2.850%,  3/1/2027 115,378
Southwest Airlines Company
147,000 5.125%,  6/15/2027 144,903
Southwest Airlines Company,
Convertible
283,000 1.250%,  5/1/2025 277,340
Stena International SA
270,000 7.250%,  1/15/2031
a
270,218
United Airlines, Inc.
371,000 4.375%,  4/15/2026
a
356,859
VistaJet Malta Finance plc/Vista
Management Holding, Inc.
103,000 7.875%,  5/1/2027
a
91,598
451,000 6.375%,  2/1/2030
a,e
348,999
Total 6,464,006
U.S. Government & Agencies (4.3%)
U.S. Treasury Bonds
2,800,000 4.750%,  11/15/2053 2,785,562
6,000,000 3.375%,  8/15/2042 4,894,922
U.S. Treasury Notes
3,500,000 4.250%,  12/31/2025 3,450,918
3,700,000 4.125%,  7/31/2028 3,608,512
1,700,000 4.125%,  11/15/2032 1,632,266
13,092,000 3.375%,  5/15/2033 11,831,895
3,000,000 4.500%,  11/15/2033 2,955,937
Total 31,160,012
Utilities (2.8%)
AEP Texas, Inc.
140,000 4.700%,  5/15/2032 129,800
AES Corporation
239,000 3.950%,  7/15/2030
a
213,169
Algonquin Power & Utilities
Corporation
160,000 4.750%,  1/18/2082
c
138,775
Alliant Energy Corporation,
Convertible
114,000 3.875%,  3/15/2026 111,492
Ameren Corporation
148,000 1.750%,  3/15/2028 128,934
American Electric Power
Company, Inc.
172,000 5.200%,  1/15/2029 169,241
147,000 2.300%,  3/1/2030 122,041
78,000 5.625%,  3/1/2033 76,244
American Water Capital
Corporation
256,000 5.450%,  3/1/2054 241,447
American Water Capital
Corporation, Convertible
153,000 3.625%,  6/15/2026
a
148,869
Arizona Public Service Company
162,000 5.550%,  8/1/2033 158,801
Principal
Amount Long-Term Fixed Income (80.0%) Value
Utilities (2.8%) - continued
Atmos Energy Corporation
$ 170,000 5.900%,  11/15/2033 $ 174,456
Calpine Corporation
379,000 4.500%,  2/15/2028
a
353,936
CenterPoint Energy, Inc.
127,000 2.500%,  9/1/2024 125,496
182,000 1.450%,  6/1/2026 167,387
220,000 2.650%,  6/1/2031 181,336
CenterPoint Energy, Inc.,
Convertible
207,000 4.250%,  8/15/2026
a
204,827
CMS Energy Corporation,
Convertible
178,000 3.375%,  5/1/2028
a
174,084
Constellation Energy Generation,
LLC
244,000 5.750%,  3/15/2054 229,590
153,000 5.800%,  3/1/2033 152,924
Dominion Energy, Inc.
126,000 3.071%,  8/15/2024 124,892
160,000 4.350%,  1/15/2027
c,h
146,503
148,000 3.375%,  4/1/2030 131,097
DTE Energy Company
211,000 4.220%,  11/1/2024 209,143
163,000 4.875%,  6/1/2028 158,583
Duke Energy Carolinas, LLC
480,000 5.400%,  1/15/2054 450,842
Duke Energy Corporation
200,000 3.250%,  1/15/2082
c
174,715
82,000 4.875%,  9/16/2024
c,h
81,254
328,000 2.450%,  6/1/2030 276,307
142,000 4.500%,  8/15/2032 130,730
158,000 5.750%,  9/15/2033 157,387
Duke Energy Corporation,
Convertible
386,000 4.125%,  4/15/2026 381,849
Duke Energy Ohio, Inc.
164,000 5.550%,  3/15/2054 154,815
Edison International
104,000 7.875%,  6/15/2054
c
105,686
183,000 4.950%,  4/15/2025 181,418
450,000 5.000%,  12/15/2026
c,h
422,867
Enel Finance International NV
286,000 1.375%,  7/12/2026
a
261,444
Entergy Corporation
136,000 0.900%,  9/15/2025 127,510
148,000 1.900%,  6/15/2028 128,427
Evergy, Inc.
127,000 2.450%,  9/15/2024 125,321
Evergy, Inc., Convertible
259,000 4.500%,  12/15/2027
a
259,032
Eversource Energy
299,000 4.600%,  7/1/2027 289,981
Exelon Corporation
663,000 5.600%,  3/15/2053 627,711
147,000 4.050%,  4/15/2030 135,671
Fells Point Funding Trust
269,000 3.046%,  1/31/2027
a
250,218
FirstEnergy Corporation,
Convertible
355,000 4.000%,  5/1/2026
a
350,385

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (80.0%) Value
Utilities (2.8%) - continued
Georgia Power Company
$ 87,000 4.950%,  5/17/2033 $ 82,824
ITC Holdings Corporation
142,000 4.950%,  9/22/2027
a
139,017
Jersey Central Power & Light
Company
288,000 2.750%,  3/1/2032
a
233,914
MidAmerican Energy Company
638,000 5.300%,  2/1/2055 593,083
National Rural Utilities Cooperative
Finance Corporation
173,000 4.850%,  2/7/2029 169,137
NextEra Energy Capital Holdings,
Inc.
165,000 3.800%,  3/15/2082
c
149,264
161,000 6.051%,  3/1/2025 161,319
242,000 5.749%,  9/1/2025 242,155
147,000 2.250%,  6/1/2030 122,022
NextEra Energy Capital Holdings,
Inc., Convertible
91,000 3.000%,  3/1/2027
a
99,190
NextEra Energy Partners, LP,
Convertible
284,000 Zero Coupon,  11/15/2025
a
253,612
NiSource, Inc.
148,000 2.950%,  9/1/2029 130,718
Northern States Power Company/
MN
166,000 5.400%,  3/15/2054 157,450
NRG Energy, Inc.
137,000 2.000%,  12/2/2025
a
128,186
135,000 10.250%,  3/15/2028
a,c,h
145,546
141,000 3.375%,  2/15/2029
a
123,651
210,000 5.250%,  6/15/2029
a
198,617
NRG Energy, Inc., Convertible
158,000 2.750%,  6/1/2048 282,820
Pacific Gas and Electric Company
164,000 6.750%,  1/15/2053 169,077
341,000 5.550%,  5/15/2029 337,248
323,000 6.950%,  3/15/2034 341,355
PG&E Corporation
459,000 5.000%,  7/1/2028 437,348
PG&E Corporation, Convertible
420,000 4.250%,  12/1/2027
a
420,630
PPL Capital Funding, Inc.,
Convertible
216,000 2.875%,  3/15/2028 204,660
Public Service Enterprise Group,
Inc.
173,000 5.875%,  10/15/2028 174,672
147,000 1.600%,  8/15/2030 115,944
San Diego Gas & Electric
Company
164,000 5.550%,  4/15/2054 156,662
Sempra
225,000 4.125%,  4/1/2052
c
203,460
156,000 4.875%,  10/15/2025
c,h
151,773
Southern California Edison
Company
72,000 5.950%,  11/1/2032 73,247
Southern Company
141,000 4.475%,  8/1/2024 140,450
Principal
Amount Long-Term Fixed Income (80.0%) Value
Utilities (2.8%) - continued
$ 425,000 5.700%,  10/15/2032 $ 425,833
135,000 4.000%,  1/15/2051
c
128,779
306,000 3.750%,  9/15/2051
c
280,453
Southern Company, Convertible
374,000 3.875%,  12/15/2025 373,626
Talen Energy Supply, LLC
328,000 8.625%,  6/1/2030
a
347,035
TerraForm Power Operating, LLC
860,000 5.000%,  1/31/2028
a
802,526
Virginia Electric and Power
Company
286,000 5.350%,  1/15/2054 265,265
Vistra Corporation
165,000 7.000%,  12/15/2026
a,c,h
162,983
Vistra Operations Company, LLC
280,000 5.125%,  5/13/2025
a
275,801
1,050,000 5.000%,  7/31/2027
a
999,314
Xcel Energy, Inc.
154,000 4.000%,  6/15/2028 144,866
210,000 4.600%,  6/1/2032 192,684
Total 19,984,853
Total Long-Term Fixed Income
(cost $600,945,622) 575,433,779
Shares
Registered Investment
Companies ( 13 .4% ) Value
U.S. Affiliated  (9.0%)
8,207,073 Thrivent Core Emerging Markets
Debt Fund 64,589,668
Total 64,589,668
U.S. Unaffiliated  (4.4%)
88,594 Aberdeen Asia-Pacific Income
Fund, Inc. 221,485
32,400 AllianceBernstein Global High
Income Fund, Inc. 336,960
44,107 Allspring Income Opportunities
Fund 284,490
9,519 BlackRock Core Bond Trust 98,141
32,169 BlackRock Corporate High Yield
Fund, Inc. 310,753
31,184 BlackRock Credit Allocation
Income Trust 315,582
4,160 BlackRock Debt Strategies Fund,
Inc. 44,429
4,600 BlackRock Enhanced Equity
Dividend Trust 36,892
30,789 BlackRock Enhanced Global
Dividend Trust 309,737
14,700 BlackRock Enhanced International
Dividend Trust 77,322
1,100 BlackRock Floating Rate Income
Strategies Fund, Inc. 14,300
6,299 BlackRock Income Trust, Inc. 70,801
11,744 BlackRock Multi-Sector Income
Trust 179,682
23,990 Blackstone Strategic Credit 2027
Term Fund 282,602
30,816 Eaton Vance Limited Duration
Income Fund 289,362

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares
Registered Investment
Companies (13.4%) Value
U.S. Unaffiliated  (4.4%)- continued
7,830 Eaton Vance Tax-Managed Global
Diversified Equity Income Fund $ 62,640
24,839 First Trust High Income Long/Short
Fund 289,623
5,773 Invesco Dynamic Credit
Opportunities Fund
j
60,380
75,000 Invesco Preferred ETF 849,000
215,358 iShares Broad USD High Yield
Corporate Bond ETF 7,739,967
21,989 iShares iBoxx $ Investment Grade
Corporate Bond ETF
e
2,308,625
36,913 iShares Preferred and Income
Securities ETF 1,142,826
66,875 Nuveen Credit Strategies Income
Fund 369,150
18,105 Nuveen Preferred Income
Opportunities Fund 127,459
27,664 PGIM Global High Yield Fund, Inc. 318,413
28,836 PGIM High Yield Bond Fund, Inc. 361,603
7,929 Pimco Dynamic Income Fund
e
150,730
86,973 SPDR Bloomberg High Yield Bond
ETF
e
8,125,887
2,113 Tri-Continental Corporation 62,524
65,669 Vanguard Intermediate-Term
Corporate Bond ETF
e
5,145,823
14,125 Vanguard Short-Term Corporate
Bond ETF 1,081,551
10,000 Virtus Convertible & Income Fund 31,600
18,338 Virtus Dividend, Interest &
Premium Strategy Fund 219,689
2,180 Virtus Equity & Convertible Income
Fund 47,393
45,505 Voya Global Equity Dividend &
Premium Opportunity Fund 233,441
70,173 Western Asset High Income
Opportunity Fund, Inc. 260,342
Total 31,861,204
Total Registered Investment
Companies (cost $108,358,650) 96,450,872
Shares
Collateral Held for Securities
Loaned ( 2 .8% ) Value
19,775,190 Thrivent Cash Management Trust 19,775,190
Total Collateral Held for
Securities Loaned
(cost $19,775,190) 19,775,190
Shares Preferred Stock ( 1 .0% ) Value
Basic Materials (0.1%)
8,599 Albemarle Corporation,
Convertible, 7.250%
k
471,827
Total 471,827
Communications Services (0.1%)
23,300 AT&T, Inc., 4.750%
h
457,612
12,500 Telephone and Data Systems, Inc.,
6.000%
h
188,000
Total 645,612
Energy (<0.1%)
5,600 Energy Transfer, LP, 7.600%
c,h
139,664
Shares Preferred Stock (1.0%) Value
Energy (<0.1%) - continued
5,255 Nustar Logistics, LP, 12.324%
c
$ 133,267
Total 272,931
Financials (0.7%)
5,825 AEGON Funding Company, LLC,
5.100% 122,500
12,700 Allstate Corporation, 5.100%
h
272,288
5,834 Apollo Global Management, Inc.,
Convertible, 6.750% 355,757
18,900 Bank of America Corporation,
4.250%
h
345,870
392 Bank of America Corporation,
Convertible, 7.250%
h
450,800
14,275 Capital One Financial Corporation,
5.000%
h
275,793
5,775 Equitable Holdings, Inc., 5.250%
h
125,895
14,500 J.P. Morgan Chase & Company,
4.200%
h
275,790
12,500 J.P. Morgan Chase & Company,
4.750%
h
266,375
10,650 KeyCorp, 6.200%
c,h
238,560
8,650 Morgan Stanley, 4.250%
h
160,631
5,500 Morgan Stanley, 5.850%
c,h
131,780
13,100 Morgan Stanley, 7.125%
c,h
330,513
7,000 Public Storage, 3.950%
h
120,470
11,475 Public Storage, 4.125%
h
210,107
2,450 Public Storage, 4.625%
h
50,421
625 Public Storage, 4.700%
h
12,931
2,650 Regions Financial Corporation,
5.700%
c,h
57,929
1,400 Synovus Financial Corporation,
5.875%
c,h
34,776
8,600 U.S. Bancorp, 4.000%
h
148,436
15,500 Wells Fargo & Company, 4.250%
h
286,440
10,000 Wells Fargo & Company, 4.750%
h
203,700
453 Wells Fargo & Company,
Convertible, 7.500%
h
518,884
Total 4,996,646
Utilities (0.1%)
17,600 CMS Energy Corporation, 4.200%
h
325,600
7,970 NextEra Energy, Inc., Convertible,
6.926% 324,778
12,000 Southern Company, 4.950% 256,440
Total 906,818
Total Preferred Stock
(cost $8,459,130) 7,293,834
Shares Common Stock ( <0.1% ) Value
Communications Services (<0.1%)
925 Tripadvisor, Inc.
k
24,355
4,895 Windstream Services, LLC
k
59,964
Total 84,319
Consumer Discretionary (<0.1%)
33 Booking Holdings, Inc. 113,917
961 Ford Motor Company 11,676
Total 125,593

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (<0.1%) Value
Energy (<0.1%)
1,538 Permian Resources Corporation $ 25,761
Total 25,761
Health Care (<0.1%)
1,023 Varex Imaging Corporation
k
16,624
Total 16,624
Information Technology (<0.1%)
43 RingCentral, Inc.
k
1,274
Total 1,274
Real Estate (<0.1%)
346 Kite Realty Group Trust 7,543
Total 7,543
Total Common Stock
(cost $199,516) 261,114
Shares or
Principal
Amount Short-Term Investments ( 8 .6% ) Value
Federal Home Loan Bank Discount
Notes
500,000 5.210%, 5/21/2024
l,m
498,462
Thrivent Core Short-Term Reserve
Fund
6,099,144 5.580% 60,991,439
U.S. Treasury Bills
300,000 5.232%, 5/16/2024
l,n
299,340
Total Short-Term Investments
(cost $61,770,281) 61,789,241
Total Investments (cost
$799,508,389) 105.8% $ 761,004,030
Other Assets and Liabilities, Net
(5.8%) (41,682,586)
Total Net Assets 100.0% $ 719,321,444
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program or
to other qualified institutional buyers. As of April 30, 2024, the value of these investments was $276,441,597 or 38.4%
of total net assets.
b Denotes step coupon securities. Step coupon securities pay an initial coupon rate for the first period and then different coupon rates for following periods. The rate shown is as of
April 30, 2024.
c Denotes variable rate securities. The rate shown is as of
April 30, 2024. The rates of certain variable rate securities are based on a published reference rate and spread; these
may vary by security and the reference rate and spread are
indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and
are based on current market conditions.  These securities
do not indicate a reference rate and spread in their
description.
d All or a portion of the security is insured or guaranteed.
e All or a portion of the security is on loan.
f Denotes interest only security.  Interest only securities
represent the right to receive monthly interest payments on
an underlying pool of mortgages or assets.  The principal
shown is the outstanding par amount of the pool as of the
end of the period. The actual effective yield of the security is different than the stated coupon rate.
g Denotes investments purchased on a when-issued or
delayed-delivery basis.
h Denotes perpetual securities. Perpetual securities pay an
indefinite stream of income and have no contractual maturity date. Date shown, if applicable, is next call date.
i Defaulted security.  Interest is not being accrued.
j Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
k Non-income producing security.
l The interest rate shown reflects the yield.
m All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
n All or a portion of the security is pledged as collateral under the agreement between the counterparty, the custodian and
the fund for open swap contracts.
* Denotes restricted securities. Restricted securities are
investment securities which cannot be offered for public
sale without first being registered under the Securities
Act of 1933. The value of all restricted securities held
in Opportunity Income Plus Fund as of April 30, 2024
was $290,404 or 0.04% of total net assets. The following
table indicates the acquisition date and cost of restricted
securities shown in the schedule as of April 30, 2024.
Security
Acquisition
Date Cost
Credit Suisse Group AG,
12/29/2049 2/4/2016 $ 175,749
Iliad Holding SASU, 4/15/2031 4/30/2024 270,000
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Opportunity Income Plus
Fund as of April 30, 2024:
Securities Lending Transactions
Long-Term Fixed Income $ 7,679,392
Common Stock 11,252,542
Total lending $18,931,934
Gross amount payable upon return of
collateral for securities loaned $19,775,190
Net amounts due to counterparty $843,256
Definitions:
CLO - Collateralized Loan Obligation
ETF - Exchange Traded Fund
REMIC - Real Estate Mortgage Investment Conduit
plc - Public Limited Company
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.
Ser. - Series
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Rate Index:
SOFR30A - Secured Overnight Financing Rate 30 Year
Average
TSFR1M - CME Term SOFR 1 Month
TSFR3M - CME Term SOFR 3 Month
USISOA05 - USD SOFR Spread-Adjusted ICE Swap Rate 5
Year
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 5,127,951
Gross unrealized depreciation (45,887,473)
Net unrealized appreciation (depreciation) $ (40,759,522)
Cost for federal income tax purposes $ 801,390,727

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Opportunity Income Plus Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Asset-Backed Securities 70,619,858 – 70,619,858 –
Basic Materials 12,215,514 – 12,215,514 –
Capital Goods 23,465,131 – 23,465,131 –
Collateralized Mortgage Obligations 66,428,421 – 66,428,421 –
Commercial Mortgage-Backed Securities 3,852,899 – 3,852,899 –
Communications Services 28,240,550 – 28,240,550 –
Consumer Cyclical 40,635,527 – 40,635,527 –
Consumer Non-Cyclical 34,327,133 – 34,327,133 –
Energy 32,622,070 – 32,622,070 –
Financials 92,803,356 – 92,803,356 –
Foreign Government 220,838 – 220,838 –
Mortgage-Backed Securities 89,267,836 – 89,267,836 –
Technology 23,125,775 – 23,125,775 –
Transportation 6,464,006 – 6,464,006 –
U.S. Government & Agencies 31,160,012 – 31,160,012 –
Utilities 19,984,853 – 19,984,853 –
Registered Investment Companies
U.S. Unaffiliated 31,861,204 31,800,824 – 60,380
Preferred Stock
Basic Materials 471,827 471,827 – –
Communications Services 645,612 645,612 – –
Energy 272,931 272,931 – –
Financials 4,996,646 4,996,646 – –
Utilities 906,818 906,818 – –
Common Stock
Communications Services 84,319 24,355 59,964 –
Consumer Discretionary 125,593 125,593 – –
Energy 25,761 25,761 – –
Health Care 16,624 16,624 – –
Information Technology 1,274 1,274 – –
Real Estate 7,543 7,543 – –
Short-Term Investments 797,802 – 797,802 –
Subtotal Investments in Securities $ 615,647,733 $ 39,295,808 $ 576,291,545 $ 60,380
Other Investments  * Total
U.S. Affiliated Registered Investment Cos. 64,589,668
Affiliated Short-Term Investments 60,991,439
Collateral Held for Securities Loaned 19,775,190
Subtotal Other Investments $ 145,356,297
Total Investments at Value $ 761,004,030
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Opportunity Income Plus Fund's other financial instrument assets carried at fair value.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Credit Default Swaps 55,910 – 55,910 –
Total Asset Derivatives $ 55,910 $ – $ 55,910 $ –
Liability Derivatives
Futures Contracts 428,735 428,735 – –
Total Liability Derivatives $ 428,735 $ 428,735 $ – $ –

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Reference Description:
CBOT
-
Chicago Board of Trade
The following table presents Opportunity Income Plus Fund's futures contracts held as of April 30, 2024. Investments and/or cash totaling
$498,462 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
CBOT 2-Yr. U.S. Treasury Note 265 June 2024 $ 54,132,641 ( $ 428,735 )
Total Futures Long Contracts $ 54,132,641 ( $ 428,735 )
Total Futures Contracts $ 54,132,641 ( $ 428,735 )
The following table presents Opportunity Income Plus Fund's swaps contracts held as of April 30, 2024. Investments totaling $299,340 were pledged as collateral under the agreement between the counterparty, the custodian and the fund for open swap contracts.
Credit Default Swaps
Buy/Sell
Protection
1
Termination
Date
Notional
Principal
Amount
2
Upfront
Payments/
(Receipts) Value
3
Unrealized
Gain/(Loss)
CDX HY 42, 5 Year, at 5.00%, Quarterly Buy 6/20/2029 $ 5,500,000 $ – $ 55,910 $ 55,910
Total Credit Default Swaps $ – $ 55,910 $ 55,910
1 As the buyer of protection, Opportunity Income Plus Fund pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. As the seller of protection, Opportunity Income Plus Fund collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity.
2 The maximum potential amount of future payments Opportunity Income Plus Fund could be required to make as the seller or receive as the buyer of protection.
3 The values for credit indexes (CDX or LCDX) serve as an indicator of the current status of the payment/performance risk and represent the liability or profit for the credit default swap contract had the contract been closed as of the reporting date. When protection has been sold, the value of the swap will increase when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The value of the swap will decrease when the swap spread increases representing a deterioration in the reference entity's credit worthiness.
When protection has been purchased, the value of the swap will increase when the swap spread increases representing a deterioration in the reference entity's credit worthiness. The value of the swap will decrease when the swap spread declines representing an improvement in the reference entity's credit worthiness.
The following table summarizes the fair value and Statement of Assets and Liabilities location, as of April 30, 2024, for Opportunity Income Plus
Fund's investments in financial derivative instruments by primary risk exposure as discussed under item (2) Significant Accounting Policies of the
Notes to Financial Statements.
Derivatives by risk category Statement of Assets and Liabilities Location Fair Value
Asset Derivatives
Credit Contracts
Credit Default Swaps Net Assets - Distributable earnings/(accumulated loss) $ 55,910
Total Credit Contracts 55,910
Total Asset Derivatives $ 55,910
Liability Derivatives
Interest Rate Contracts
Futures* Net Assets - Distributable earnings/(accumulated loss) 428,735
Total Interest Rate Contracts 428,735
Total Liability Derivatives $ 428,735
* Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedule of Investments.  Only current day's variation margin is reported within the Statement of Assets and Liabilities.

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

The following table summarizes the net realized gains/(losses) and Statement of Operations location, for the period ended April 30, 2024, for
Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Realized Gains/(Losses)
recognized in Income
Interest Rate Contracts
Futures Net realized gains/(losses) on Futures contracts (248,975)
Total Interest Rate Contracts (248,975)
Credit Contracts
Credit Default Swaps Net realized gains/(losses) on Swap agreements (395,259)
Total Credit Contracts (395,259)
Total ( $ 644,234 )
The following table summarizes the change in net unrealized appreciation/(depreciation) and Statement of Operations location, for the period ended April 30, 2024, for Opportunity Income Plus Fund's investments in financial derivative instruments by primary risk exposure.
Derivatives by risk category Statement of Operations Location
Change in unrealized
appreciation/(depreciation)
recognized in Income
Interest Rate Contracts
Futures Change in net unrealized appreciation/(depreciation) on Futures contracts 834,286
Total Interest Rate Contracts 834,286
Credit Contracts
Credit Default Swaps Change in net unrealized appreciation/(depreciation) on Swap agreements (19,045)
Total Credit Contracts (19,045)
Total $ 815,241
The following table presents Opportunity Income Plus Fund's average volume of derivative activity during the period ended April 30, 2024.
Derivative Risk Category Average Notional Value
Interest Rate Contracts
Futures - Long $ 37,708,241
Credit Contracts
Credit Default Swaps - Buy Protection (283,753)

Opportunity Income Plus Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Opportunity Income Plus
Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt $ 58,278 $ 1,901 $ 400 $ 64,590 8,207 9.0%
Total U.S. Affiliated Registered Investment
Companies 58,278 64,590 9.0
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% 39,410 253,506 231,925 60,991 6,099 8.5
Total Affiliated Short-Term Investments 39,410 60,991 8.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   13,199 143,547 136,971 19,775 19,775 2.8
Total Collateral Held for Securities Loaned 13,199 19,775 2.8
Total Value $ 110,887 $ 145,356
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
U.S. Affiliated Registered Investment Companies
Core Emerging Markets Debt ($75) $4,886 $ – $1,901
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% – – – 1,690
Total Income/Non Cash Income from Affiliated Investments $3,591
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 61
Total Affiliated Income from Securities Loaned, Net $61
Total ($75) $4,886 $ –

Small Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .2% ) Value
Communications Services (2.7%)
155,961 Cargurus, Inc.
a
$ 3,502,884
149,875 QuinStreet, Inc.
a
2,711,239
Total 6,214,123
Consumer Discretionary (10.7%)
41,382 Boot Barn Holdings, Inc.
a
4,405,941
27,311 Columbia Sportswear Company 2,174,775
15,239 Grand Canyon Education, Inc.
a
1,981,375
13,917 Meritage Homes Corporation 2,306,604
36,995 Modine Manufacturing Company
a
3,426,847
38,900 Skyline Champion Corporation
a
2,917,111
127,677 Stoneridge, Inc.
a
1,912,601
24,333 Texas Roadhouse, Inc. 3,912,260
163,438 ThredUp, Inc.
a
261,501
2,836 Wingstop, Inc. 1,091,264
Total 24,390,279
Consumer Staples (5.9%)
39,899 Celsius Holdings, Inc.
a
2,843,602
29,375 e.l.f. Beauty, Inc.
a
4,774,319
24,770 J & J Snack Foods Corporation 3,400,673
12,672 Lancaster Colony Corporation 2,417,944
Total 13,436,538
Energy (2.6%)
7,936 Gulfport Energy Corporation
a
1,259,522
32,746 Matador Resources Company 2,040,076
102,234 TechnipFMC plc 2,619,235
Total 5,918,833
Financials (8.4%)
49,522 Glacier Bancorp, Inc. 1,791,706
34,546 Hamilton Lane, Inc. 3,859,479
33,966 Houlihan Lokey, Inc. 4,330,325
6,950 Kinsale Capital Group, Inc. 2,524,588
21,515 RLI Corporation 3,041,145
52,400 Triumph Financial, Inc.
a
3,686,864
Total 19,234,107
Health Care (16.3%)
3,019 Argenx SE ADR
a
1,133,635
10,487 Ascendis Pharma AS ADR
a
1,451,820
3,879 Chemed Corporation 2,203,272
59,102 Enovis Corporation
a
3,264,203
66,629 Globus Medical, Inc.
a
3,317,458
20,312 Haemonetics Corporation
a
1,867,688
33,653 Halozyme Therapeutics, Inc.
a
1,282,179
32,891 HealthEquity, Inc.
a
2,595,429
19,433 Immunocore Holdings plc ADR
a
1,148,102
10,077 Inspire Medical Systems, Inc.
a
2,435,208
25,260 Natera, Inc.
a
2,346,149
122,578 Option Care Health, Inc.
a
3,663,856
177,620 Paragon 28, Inc.
a
1,637,656
69,075 Progyny, Inc.
a
2,214,545
15,838 Repligen Corporation
a
2,600,600
182,165 scPharmaceuticals, Inc.
a
814,278
71,974 Vericel Corporation
a
3,301,447
Total 37,277,525
Industrials (19.4%)
100,868 Badger Infrastructure Solutions,
Ltd. 3,293,514
Shares Common Stock (98.2%) Value
Industrials (19.4%) - continued
28,263 Beacon Roofing Supply, Inc.
a
$ 2,784,753
32,452 Casella Waste Systems, Inc.
a
2,933,661
11,086 Curtiss-Wright Corporation 2,809,414
133,541 ExlService Holdings, Inc.
a
3,872,689
57,732 Flowserve Corporation 2,722,641
51,981 Fluor Corporation
a
2,096,394
52,678 Helios Technologies, Inc. 2,375,778
252,362 Janus International Group, Inc.
a
3,636,537
12,780 Lincoln Electric Holdings, Inc. 2,805,593
15,568 Middleby Corporation
a
2,163,485
6,584 Saia, Inc.
a
2,612,729
47,080 Schneider National, Inc. 973,614
16,903 Simpson Manufacturing Company,
Inc. 2,939,263
18,333 SiteOne Landscape Supply, Inc.
a
2,876,264
22,868 Timken Company 2,040,283
34,974 WillScot Mobile Mini Holdings
Corporation
a
1,292,639
Total 44,229,251
Information Technology (26.2%)
29,649 Agilysys, Inc.
a
2,462,349
32,532 ASGN, Inc.
a
3,137,711
33,568 Ciena Corporation
a
1,551,849
9,766 CyberArk Software, Ltd.
a
2,336,515
40,648 Descartes Systems Group, Inc.
a
3,771,728
19,302 Fabrinet
a
3,340,597
156,401 Grid Dynamics Holdings, Inc.
a
1,528,038
36,277 Guidewire Software, Inc.
a
4,004,981
26,101 Hackett Group, Inc. 566,131
70,337 JFrog, Ltd.
a
2,805,040
54,387 Lattice Semiconductor
Corporation
a
3,730,948
14,165 Littelfuse, Inc. 3,267,016
19,039 Nova, Ltd.
a
3,234,726
20,639 Onto Innovation, Inc.
a
3,828,328
58,982 PDF Solutions, Inc.
a
1,774,178
19,632 Silicon Laboratories, Inc.
a
2,385,092
66,724 Sprout Social, Inc.
a
3,366,226
18,210 SPS Commerce, Inc.
a
3,166,173
151,730 TTM Technologies, Inc.
a
2,265,329
97,855 Varonis Systems, Inc.
a
4,281,156
38,079 Workiva, Inc.
a
3,000,625
Total 59,804,736
Materials (3.1%)
17,299 Louisiana-Pacific Corporation 1,266,114
201,971 Ranpak Holdings Corporation
a
1,462,270
69,139 Summit Materials, Inc.
a
2,689,507
97,400 Tronox Holdings plc 1,654,826
Total 7,072,717
Real Estate (2.9%)
46,017 Agree Realty Corporation 2,633,093
14,203 FirstService Corporation 2,087,841
58,062 National Storage Affiliates Trust 2,034,492
Total 6,755,426
Total Common Stock
(cost $190,759,411) 224,333,535

Small Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Short-Term Investments ( 0 .2% ) Value
Thrivent Core Short-Term Reserve
Fund
49,427 5.580% $ 494,269
Total Short-Term Investments
(cost $494,269) 494,269
Total Investments (cost
$191,253,680) 98.4% $ 224,827,804
Other Assets and Liabilities, Net
1.6% 3,648,587
Total Net Assets 100.0% $ 228,476,391
a Non-income producing security.
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
plc - Public Limited Company
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 39,685,445
Gross unrealized depreciation (8,414,238)
Net unrealized appreciation (depreciation) $ 31,271,207
Cost for federal income tax purposes $ 193,556,597

Small Cap Growth Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Small Cap Growth Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 6,214,123 6,214,123 – –
Consumer Discretionary 24,390,279 24,390,279 – –
Consumer Staples 13,436,538 13,436,538 – –
Energy 5,918,833 5,918,833 – –
Financials 19,234,107 19,234,107 – –
Health Care 37,277,525 37,277,525 – –
Industrials 44,229,251 40,935,737 3,293,514 –
Information Technology 59,804,736 59,804,736 – –
Materials 7,072,717 7,072,717 – –
Real Estate 6,755,426 6,755,426 – –
Subtotal Investments in Securities $ 224,333,535 $ 221,040,021 $ 3,293,514 $ –
Other Investments  * Total
Affiliated Short-Term Investments 494,269
Subtotal Other Investments $ 494,269
Total Investments at Value $ 224,827,804
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Growth Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 4,140 $ 40,294 $ 43,940 $ 494 49 0.2%
Total Affiliated Short-Term Investments 4,140 494 0.2
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – 4,598 4,598 – – –
Total Collateral Held for Securities Loaned – – –
Total Value $ 4,140 $ 494
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $132
Total Income/Non Cash Income from Affiliated Investments $132
Cash Management Trust- Collateral Investment   – – – 0
Total Affiliated Income from Securities Loaned, Net $0
Total $– $– $ –

Small Cap Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock ( 98 .5% ) Value
Communications Services (1.7%)
392,637 Cogent Communications Holdings $ 25,199,442
1,370,231 QuinStreet, Inc.
a
24,787,479
Total 49,986,921
Consumer Discretionary (11.1%)
194,043 Boot Barn Holdings, Inc.
a
20,659,758
340,696 Brunswick Corporation 27,473,725
464,091 Columbia Sportswear Company 36,955,566
1,602,854 Cooper-Standard Holdings, Inc.
a
24,732,037
161,494 Grand Canyon Education, Inc.
a
20,997,450
106,772 Meritage Homes Corporation 17,696,391
1,284,926 Savers Value Village, Inc.
a
21,226,978
835,944 SharkNinja, Inc. 53,734,480
298,333 Skyline Champion Corporation
a
22,371,992
1,502,432 Stoneridge, Inc.
a
22,506,431
207,884 Texas Roadhouse, Inc. 33,423,590
2,233,558 ThredUp, Inc.
a
3,573,693
311,676 Wyndham Hotels & Resorts, Inc. 22,911,303
Total 328,263,394
Consumer Staples (6.4%)
518,137 BJ's Wholesale Club Holdings,
Inc.
a
38,694,471
435,871 John B. Sanfilippo & Son, Inc. 43,456,339
225,466 Lancaster Colony Corporation 43,021,167
1,088,630 Pilgrim's Pride Corporation
a
39,212,453
894,265 Turning Point Brands, Inc. 25,790,603
Total 190,175,033
Energy (3.8%)
338,324 Chesapeake Energy Corporation 30,408,561
401,084 Matador Resources Company 24,987,533
1,858,005 NOV, Inc. 34,354,513
910,999 TechnipFMC plc 23,339,794
Total 113,090,401
Financials (15.3%)
1,712,952 Ally Financial, Inc. 65,691,709
765,860 Bank of N.T. Butterfield & Son, Ltd. 26,039,240
1,791,471 Bridgewater Bancshares, Inc.
a
19,491,205
2,336,648 F.N.B. Corporation 31,170,884
711,137 Glacier Bancorp, Inc. 25,728,937
639,203 Heartland Financial USA, Inc. 26,916,838
406,982 Houlihan Lokey, Inc. 51,886,135
126,847 Kinsale Capital Group, Inc. 46,077,173
503,150 Prosperity Bancshares, Inc. 31,180,206
393,569 RLI Corporation 55,630,978
501,636 Triumph Financial, Inc.
a
35,295,109
176,059 Voya Financial, Inc. 12,000,181
452,819 Western Alliance Bancorp 25,733,704
Total 452,842,299
Health Care (8.1%)
845,660 Enovis Corporation
a
46,705,802
430,487 Haemonetics Corporation
a
39,583,280
941,131 Halozyme Therapeutics, Inc.
a
35,857,091
211,411 Masimo Corporation
a
28,415,753
1,592,492 Option Care Health, Inc.
a
47,599,586
674,508 Progyny, Inc.
a
21,624,726
2,236,995 Viemed Healthcare, Inc.
a
18,320,989
Total 238,107,227
Shares Common Stock (98.5%) Value
Industrials (20.7%)
1,254,721 Air Lease Corporation $ 63,037,183
1,936,966 Badger Infrastructure Solutions,
Ltd. 63,245,285
257,690 Cimpress plc
a
21,973,226
113,896 Curtiss-Wright Corporation 28,863,524
936,598 ExlService Holdings, Inc.
a
27,161,342
929,475 Fluor Corporation
a
37,485,727
618,698 Greenbrier Companies, Inc. 30,557,494
718,095 Helios Technologies, Inc. 32,386,085
2,672,252 Janus International Group, Inc.
a
38,507,151
2,165,064 Masterbrand, Inc.
a
36,091,617
508,616 Maximus, Inc. 40,831,693
708,189 Miller Industries, Inc. 34,495,886
202,826 Moog, Inc. 32,263,532
1,381,408 Schneider National, Inc. 28,567,517
84,822 Simpson Manufacturing Company,
Inc. 14,749,698
435,909 Tennant Company 50,774,680
346,241 Timken Company 30,891,622
Total 611,883,262
Information Technology (16.5%)
283,880 ASGN, Inc.
a
27,380,226
444,730 Ciena Corporation
a
20,559,868
834,937 Cohu, Inc.
a
25,315,290
188,387 Fabrinet
a
32,604,138
194,293 FormFactor, Inc.
a
8,663,525
1,560,346 Gilat Satellite Networks, Ltd.
a
7,723,713
391,488 Guidewire Software, Inc.
a
43,220,275
98,993 Insight Enterprises, Inc.
a
18,073,152
650,282 JFrog, Ltd.
a
25,933,246
1,978,097 Knowles Corporation
a
31,313,275
114,236 Littelfuse, Inc. 26,347,391
129,547 Onto Innovation, Inc.
a
24,029,673
438,324 Plexus Corporation
a
44,275,107
181,151 Silicon Laboratories, Inc.
a
22,008,035
212,845 Sprout Social, Inc.
a
10,738,030
4,547,663 TTM Technologies, Inc.
a
67,896,609
84,007 Universal Display Corporation 13,271,426
459,529 Varonis Systems, Inc.
a
20,104,394
224,348 Workiva, Inc.
a
17,678,622
Total 487,135,995
Materials (7.4%)
680,947 Alcoa Corporation 23,928,478
282,434 Carpenter Technology Corporation 24,204,594
235,134 Greif, Inc. 14,409,011
705,825 Ingevity Corporation
a
36,095,890
2,454,131 Ivanhoe Mines, Ltd.
a
33,264,871
2,432,594 Tronox Holdings plc 41,329,772
150,748 United States Lime & Minerals, Inc. 46,731,880
Total 219,964,496
Real Estate (5.2%)
544,938 Agree Realty Corporation 31,181,353
4,187,252 Cushman and Wakefield plc
a
40,406,982
2,067,568 Independence Realty Trust, Inc. 32,605,547
1,373,131 National Storage Affiliates Trust 48,114,510
Total 152,308,392
Utilities (2.3%)
282,257 ALLETE, Inc. 16,715,260
230,275 Northwestern Energy Group, Inc. 11,615,071

Small Cap Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Shares Common Stock (98.5%) Value
Utilities (2.3%) - continued
476,396 Portland General Electric
Company $ 20,594,599
316,581 Spire, Inc. 19,561,540
Total 68,486,470
Total Common Stock
(cost $2,504,858,831) 2,912,243,890
Shares
Registered Investment
Companies ( 0 .9% ) Value
U.S. Unaffiliated  (0.9%)
323,915 SPDR S&P Biotech ETF
b
27,409,688
Total 27,409,688
Total Registered Investment
Companies (cost $27,100,360) 27,409,688
Shares
Collateral Held for Securities
Loaned ( 0 .9% ) Value
26,846,825 Thrivent Cash Management Trust 26,846,825
Total Collateral Held for
Securities Loaned
(cost $26,846,825) 26,846,825
Shares Short-Term Investments ( 0 .5% ) Value
Thrivent Core Short-Term Reserve
Fund
1,423,964 5.580% 14,239,639
Total Short-Term Investments
(cost $14,239,639) 14,239,639
Total Investments (cost
$2,573,045,655) 100.8% $ 2,980,740,042
Other Assets and Liabilities, Net
(0.8%) (22,404,129)
Total Net Assets 100.0% $ 2,958,335,913
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Small Cap Stock Fund as of April 30, 2024:
Securities Lending Transactions
Common Stock $ 26,037,574
Total lending $26,037,574
Gross amount payable upon return of
collateral for securities loaned $26,846,825
Net amounts due to counterparty $809,251
Definitions:
ETF - Exchange Traded Fund
plc - Public Limited Company
SPDR - S&P Depository Receipts, which are exchange-traded
funds traded in the U.S., Europe, and Asia-Pacific and
managed by State Street Global Advisors.
Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and depreciation of investments of the portfolio as a whole (including derivatives, if any), based on cost for federal income tax purposes, were as follows:
Gross unrealized appreciation $ 485,778,726
Gross unrealized depreciation (93,810,541)
Net unrealized appreciation (depreciation) $ 391,968,185
Cost for federal income tax purposes $ 2,588,771,857

Small Cap Stock Fund
Schedule of Investments as of April 30, 2024
(unaudited)
The accompanying Notes to Financial Statements are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of April 30, 2024, in valuing Small Cap Stock Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 49,986,921 49,986,921 – –
Consumer Discretionary 328,263,394 328,263,394 – –
Consumer Staples 190,175,033 190,175,033 – –
Energy 113,090,401 113,090,401 – –
Financials 452,842,299 452,842,299 – –
Health Care 238,107,227 238,107,227 – –
Industrials 611,883,262 548,637,977 63,245,285 –
Information Technology 487,135,995 487,135,995 – –
Materials 219,964,496 186,699,625 33,264,871 –
Real Estate 152,308,392 152,308,392 – –
Utilities 68,486,470 68,486,470 – –
Registered Investment Companies
U.S. Unaffiliated 27,409,688 27,409,688 – –
Subtotal Investments in Securities $ 2,939,653,578 $ 2,843,143,422 $ 96,510,156 $ –
Other Investments  * Total
Affiliated Short-Term Investments 14,239,639
Collateral Held for Securities Loaned 26,846,825
Subtotal Other Investments $ 41,086,464
Total Investments at Value $ 2,980,740,042
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in the table above are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Small Cap Stock Fund, is as follows:
Fund
Value
10/31/2023
Gross
Purchases
Gross
Sales
Value
4/30/2024
Shares Held at
4/30/2024
% of Net
Assets
4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $ 19,490 $ 636,124 $ 641,374 $ 14,240 1,424 0.5%
Total Affiliated Short-Term Investments 19,490 14,240 0.5
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   18,906 303,413 295,472 26,847 26,847 0.9
Total Collateral Held for Securities Loaned 18,906 26,847 0.9
Total Value $ 38,396 $ 41,087
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2023
- 4/30/2024
Affiliated Short-Term Investments
Core Short-Term Reserve, 5.580% $– $– $ – $1,950
Total Income/Non Cash Income from Affiliated Investments $1,950
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – – 75
Total Affiliated Income from Securities Loaned, Net $75
Total $– $– $ –

Thrivent Mutual Funds
Statement of Assets and Liabilities
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2024 (unaudited)
Aggressive
Allocation Fund
Balanced Income
Plus Fund Global Stock Fund
Assets
Investments in unaffiliated securities at cost $1,008,834,826 $301,063,347 $1,500,351,015
Investments in affiliated securities at cost $1,025,881,779 $93,058,596 $103,476,330
Investments in unaffiliated securities at value
(#)
$1,218,110,058 $327,631,138 $1,860,329,551
Investments in affiliated securities at value 1,273,663,235 91,389,209 101,894,172
Cash 88,000 5,075 67,758
Foreign Currency — — 206,737
(a)
Initial margin deposit on open future contracts — 47,200 —
Dividends and interest receivable 2,939,614 1,597,337 4,791,865
Prepaid expenses 22,416 19,665 18,624
Prepaid trustee fees 11,876 1,871 7,807
Receivable for:
Investments sold 4,934,212 1,075,391 6,167,456
Investments sold on a delayed-delivery basis — 1,584,144 —
Fund shares sold 1,029,178 196,613 139,397
Expense reimbursements 58,601 — —
Variation margin on open future contracts 5,413,824 476,459 3,868,100
Variation margin on open swap contracts — 4,802 —
Total Assets 2,506,271,014 424,028,904 1,977,491,467
Liabilities
Distributions payable — — —
Accrued expenses 87,141 39,093 67,577
Cash overdraft — — —
Payable for:
Investments purchased 4,976,335 1,147,774 6,589,812
Investments purchased on a delayed-delivery basis 26,584,113 12,704,020 —
Return of collateral for securities loaned 103,515 6,271,011 9,644,115
Foreign capital gain tax liability — — —
Fund shares redeemed 1,717,703 196,312 798,500
Variation margin on open future contracts 8,566,828 495,413 7,547,675
Investment advisory fees 246,534 30,444 150,391
Administrative fees 5,780 941 4,591
Distribution fees 41,325 7,847 52,204
Transfer agent fees 184,882 27,104 104,729
Trustee deferred compensation 63,736 41,202 250,476
Expense reimbursements — 2 —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 179 136 —
Total Liabilities 42,578,071 20,961,299 25,210,070
Net Assets
Capital stock (beneficial interest) 1,925,743,301 380,083,337 1,493,642,615
Distributable earnings/(accumulated loss) 537,949,642 22,984,268 458,638,782
Total Net Assets $2,463,692,943 $403,067,605 $1,952,281,397
Class S Share Capital $1,267,475,469 $174,649,507 $443,089,107
Shares of beneficial interest outstanding (Class S) 69,430,750 13,190,640 16,271,586
Net asset value per share $18.26 $13.24 $27.23
Class A Share Capital $1,196,217,474 $228,418,098 $1,509,192,290
Shares of beneficial interest outstanding (Class A) 66,367,052 17,201,341 56,285,084
Net asset value per share $18.02 $13.28 $26.81
Maximum public offering price $18.87 $13.91 $28.07
(#)
Includes securities on loan of 97,675 5,848,329 8,887,618
(a) Foreign currency holdings, cost $207,954.
(b) Foreign currency holdings, cost $434,475.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$33,264,357 $39,571,588 $682,816,841 $1,077,392,917 $614,734,984 $1,633,368,971 $1,687,365,620
$1,641,190 $— $55,017,735 $25,940,216 $30,713,654 $53,725,160 $64,458,483
$31,327,830 $37,393,578 $649,383,653 $992,454,829 $706,436,518 $2,627,963,245 $2,231,055,637
1,641,190 — 55,023,224 25,940,216 30,713,654 53,744,449 64,480,083
— 19,562 13,884 — 805 — —
— — — — 429,262
(b)
— —
— — — — — — —
131,173 545,335 9,538,277 11,779,550 5,597,805 898,545 2,977,604
18,778 11,864 23,241 26,563 21,879 21,693 30,484
1,319 1,320 2,661 3,466 1,319 7,844 6,399
405,816 — 4,069,498 3,580,897 1,411,972 13,366,051 7,182,448
24,425 — 542,012 — — — —
900 58,027 339,548 3,509,607 39,844 1,682,733 1,374,528
2,644 2,869 — — — — —
— 2,344 — — 23,680 — —
— — — — — — —
33,554,075 38,034,899 718,935,998 1,037,295,128 744,676,738 2,697,684,560 2,307,107,183
1,078 15,354 672,022 115,422 — — —
21,268 25,857 33,540 72,847 106,434 107,799 132,400
— — — 434 — — —
— — 10,813,351 4,375,000 1,527,073 17,203,853 14,725,105
2,306,624 425,280 5,895,078 1,448,913 — — —
— — 32,759,983 17,772,915 — — 11,552,550
— — — — 450,382 — —
49,673 5,700 434,737 535,973 109,663 1,135,268 569,980
5,344 — — 115,625 760,938 — —
1,703 2,553 35,228 46,427 68,244 235,829 141,619
72 87 1,545 2,341 1,740 6,295 5,350
33 — 10,849 7,589 3,681 16,482 10,405
1,979 1,104 30,439 26,470 21,589 85,295 43,189
14,118 5,761 71,931 80,264 76,770 70,844 81,534
— — — — 4,191 — —
— — — — — — —
— — — — — — —
2,401,892 481,696 50,758,703 24,600,220 3,130,705 18,861,665 27,262,132
45,249,761 41,975,731 807,611,502 1,171,703,644 698,922,946 1,615,869,618 1,555,691,637
(14,097,578) (4,422,528) (139,434,207) (159,008,736) 42,623,087 1,062,953,277 724,153,414
$31,152,183 $37,553,203 $668,177,295 $1,012,694,908 $741,546,033 $2,678,822,895 $2,279,845,051
$29,192,933 $37,553,203 $349,355,990 $790,163,192 $634,993,522 $2,202,321,910 $1,978,607,317
3,433,339 4,002,023 84,921,187 100,705,645 61,423,598 115,822,011 67,950,588
$8.50 $9.38 $4.11 $7.85 $10.34 $19.01 $29.12
$1,959,250 $— $318,821,305 $222,531,716 $106,552,511 $476,500,985 $301,237,734
230,639 — 77,526,139 28,341,004 10,365,985 29,677,742 10,442,676
$8.49 $— $4.11 $7.85 $10.28 $16.06 $28.85
$8.66 $— $4.30 $8.22 $10.76 $16.82 $30.21
— — 31,602,832 17,075,174 — — 11,209,451

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2024 (unaudited)
Limited Maturity
Bond Fund
Low Volatility Equity
Fund
Mid Cap Growth
Fund
Assets
Investments in unaffiliated securities at cost $1,284,346,641 $20,700,051 $26,366,738
Investments in affiliated securities at cost $11,548,606 $683,075 $485,157
Investments in unaffiliated securities at value
(#)
$1,247,549,855 $22,983,431 $31,864,780
Investments in affiliated securities at value 11,548,606 683,075 485,157
Cash 257,472 — —
Foreign Currency — 5,285
(a)
—
Initial margin deposit on open future contracts — 117,971 —
Dividends and interest receivable 10,282,098 100,028 7,398
Prepaid expenses 27,883 11,533 12,625
Prepaid trustee fees 5,097 1,319 1,319
Receivable for:
Investments sold — 788,008 —
Investments sold on a delayed-delivery basis — — —
Fund shares sold 1,305,784 55 31,646
Expense reimbursements — — 4,424
Variation margin on open future contracts — — —
Total Assets 1,270,976,795 24,690,705 32,407,349
Liabilities
Distributions payable 35,421 — —
Accrued expenses 87,964 27,219 23,428
Payable for:
Investments purchased 2,350,000 644,328 —
Investments purchased on a delayed-delivery basis 6,455,468 — —
Return of collateral for securities loaned 11,548,606 — 9,191
Fund shares redeemed 2,265,978 38,481 36,517
Variation margin on open future contracts — 3,712 —
Investment advisory fees 47,675 1,988 3,366
Administrative fees 2,894 56 76
Distribution fees 3,965 — —
Transfer agent fees 38,890 2,491 6,655
Trustee deferred compensation 82,200 5,767 5,219
Expense reimbursements — 393 —
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue — — —
Total Liabilities 22,919,061 724,435 84,452
Net Assets
Capital stock (beneficial interest) 1,306,548,433 20,854,014 30,485,638
Distributable earnings/(accumulated loss) (58,490,699) 3,112,256 1,837,259
Total Net Assets $1,248,057,734 $23,966,270 $32,322,897
Class S Share Capital $1,015,663,141 $23,966,270 $32,322,897
Shares of beneficial interest outstanding (Class S) 83,750,928 1,887,274 2,354,077
Net asset value per share $12.13 $12.70 $13.73
Class A Share Capital $232,394,593 $— $—
Shares of beneficial interest outstanding (Class A) 19,157,085 — —
Net asset value per share $12.13 $— $—
Maximum public offering price $12.13 $— $—
(#)
Includes securities on loan of 11,084,766 — 8,632
(a) Foreign currency holdings, cost $5,303.
(b) Foreign currency holdings, cost $4.
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$2,847,333,567 $34,474,448 $1,421,583,008 $1,438,982,859 $540,279,543 $2,405,648,216 $1,238,241,348
$125,006,148 $579,173 $1,640,389,524 $2,268,165,798 $476,938,783 $— $—
$3,893,903,753 $38,049,547 $1,533,063,821 $1,608,740,075 $534,571,895 $2,405,648,216 $1,207,154,528
125,034,286 579,173 2,066,892,667 2,821,508,437 571,191,895 — —
— 387 7,912 107,295 4,379 8,949 30,448
— — — 4
(b)
— — —
— — 45,300 — 34,600 — —
2,883,624 32,783 8,223,291 7,244,542 3,621,888 6,015,368 17,242,676
43,517 12,638 28,345 28,152 14,320 86,875 19,960
17,285 1,319 17,084 21,264 5,152 10,723 5,740
4,415,332 433,750 10,849,627 7,939,558 5,910,739 — —
— — 149,797 126,751 534,265 — —
3,401,110 2,449 1,884,847 1,426,877 195,677 11,146,397 249,274
— 2,661 99,540 139,350 23,439 4,656 2,375
— — 7,183,948 9,274,004 1,212,520 — —
4,029,698,907 39,114,707 3,628,446,179 4,456,556,309 1,117,320,769 2,422,921,184 1,224,705,001
— — — — — 108,426 389,528
198,765 23,872 81,040 110,226 50,407 74,537 61,454
6,765,632 293,574 5,963,632 7,788,957 1,133,329 8,310,559 —
— — 54,765,731 31,251,041 27,296,124 — 1,887,225
6,810,075 — 11,248,582 5,742,132 4,807,240 — —
2,313,962 1,644 1,801,335 1,625,558 838,353 5,616,451 823,330
— — 10,159,075 13,264,780 2,222,663 — —
331,379 4,031 301,455 402,625 87,059 75,208 68,533
9,461 91 8,299 10,307 2,523 5,522 2,831
50,014 — 65,923 83,737 20,309 — 28,913
120,531 3,872 165,095 248,516 54,599 98,361 31,636
193,837 5,219 102,833 120,741 46,255 — 148,408
— — — — — — —
— — — — — — —
— — 176 99 48 — —
16,793,656 332,303 84,663,176 60,648,719 36,558,909 14,289,064 3,441,858
2,892,342,932 34,070,579 2,931,944,598 3,576,260,245 1,010,999,136 2,408,576,512 1,329,363,927
1,120,562,319 4,711,825 611,838,405 819,647,345 69,762,724 55,608 (108,100,784)
$4,012,905,251 $38,782,404 $3,543,783,003 $4,395,907,590 $1,080,761,860 $2,408,632,120 $1,221,263,143
$2,570,458,921 $38,782,404 $1,630,906,898 $1,969,322,879 $489,893,529 $1,721,310,702 $373,617,894
72,298,233 2,342,125 107,490,117 118,427,792 39,693,950 1,721,246,446 36,926,233
$35.55 $16.56 $15.17 $16.63 $12.34 $1.00 $10.12
$1,442,446,330 $— $1,912,876,105 $2,426,584,711 $590,868,331 $687,321,418 $847,645,249
48,057,586 — 126,497,669 147,482,216 48,044,657 687,294,625 83,774,919
$30.01 $— $15.12 $16.45 $12.30 $1.00 $10.12
$31.42 $— $15.83 $17.23 $12.88 $1.00 $10.60
6,388,461 — 10,882,791 5,478,796 4,620,828 — —

Thrivent Mutual Funds
Statement of Assets and Liabilities – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

As of April 30, 2024 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Assets
Investments in unaffiliated securities at cost $642,940,724 $190,759,411 $2,531,959,191
Investments in affiliated securities at cost $156,567,665 $494,269 $41,086,464
Investments in unaffiliated securities at value
(#)
$615,647,733 $224,333,535 $2,939,653,578
Investments in affiliated securities at value 145,356,297 494,269 41,086,464
Cash — — 20,447
Dividends and interest receivable 5,353,167 33,043 1,186,007
Prepaid expenses 20,959 17,319 38,032
Prepaid trustee fees 3,348 1,319 13,646
Receivable for:
Investments sold 2,276,551 4,841,992 8,831,369
Investments sold on a delayed-delivery basis 6,973,081 — —
Fund shares sold 629,868 351,307 5,618,644
Expense reimbursements — 5,114 —
Variation margin on open swap contracts 28,864 — —
Total Assets 776,289,868 230,077,898 2,996,448,187
Liabilities
Distributions payable 94,748 — —
Accrued expenses 78,010 41,538 262,915
Cash overdraft 566,539 — —
Payable for:
Investments purchased 2,247,813 1,103,910 7,338,131
Investments purchased on a delayed-delivery basis 33,550,542 — —
Return of collateral for securities loaned 19,775,190 — 26,846,825
Fund shares redeemed 453,103 413,246 3,213,640
Variation margin on open future contracts 74,531 — —
Investment advisory fees 42,599 25,394 250,022
Administrative fees 1,665 545 6,947
Distribution fees 5,534 — 18,414
Transfer agent fees 23,410 11,113 64,720
Trustee deferred compensation 54,659 5,761 110,660
Contingent liabilities^ — — —
Mortgage dollar roll deferred revenue 81 — —
Total Liabilities 56,968,424 1,601,507 38,112,274
Net Assets
Capital stock (beneficial interest) 833,364,619 229,895,849 2,720,794,155
Distributable earnings/(accumulated loss) (114,043,175) (1,419,458) 237,541,758
Total Net Assets $719,321,444 $228,476,391 $2,958,335,913
Class S Share Capital $557,245,015 $228,476,391 $2,425,365,676
Shares of beneficial interest outstanding (Class S) 63,336,314 13,697,326 81,373,118
Net asset value per share $8.80 $16.68 $29.81
Class A Share Capital $162,076,429 $— $532,970,237
Shares of beneficial interest outstanding (Class A) 18,423,539 — 24,501,653
Net asset value per share $8.80 $— $21.75
Maximum public offering price $9.21 $— $22.77
(#)
Includes securities on loan of 18,931,934 — 26,037,574
^ Contingent liabilities accrual.  Additional information can be found in the accompanying Notes to Financial Statements.

Thrivent Mutual Funds
Statement of Operations
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2024 (unaudited)
Aggressive Allocation
Fund
Balanced Income Plus
Fund Global Stock Fund
Investment Income
Dividends $6,716,001 $1,218,918 $16,466,929
Taxable interest 2,711,289 4,618,869 8,200,701
Tax-Exempt interest — — —
Income from mortgage dollar rolls 6,549 1,070 —
Affiliated income from securities loaned, net 712 22,741 24,477
Income from affiliated investments 10,451,767 993,253 —
Non cash income — — 2,846
Non cash income from affiliated investments 14,106,113 1,581,679 2,375,436
Foreign tax withholding (15,622) (2,360) (945,607)
Total Investment Income 33,976,809 8,434,170 26,124,782
Expenses
Adviser fees 8,564,857 1,111,364 5,351,206
Administrative service fees 238,789 72,685 201,278
Audit and legal fees 46,971 20,483 20,489
Custody fees 41,492 29,251 97,191
Distribution expenses Class A 1,461,759 289,096 1,861,533
Insurance expenses 4,746 2,337 4,309
Pricing service fees — — —
Printing and postage expenses Class S 146,776 15,217 11,706
Printing and postage expenses Class A 77,561 19,436 124,822
SEC and state registration expenses 63,074 19,796 35,987
Transfer agent fees Class S 850,995 73,319 70,508
Transfer agent fees Class A 446,338 103,439 675,620
Trustees' fees 51,379 12,662 60,566
Other expenses 20,568 51,845 41,607
Total Expenses Before Reimbursement 12,015,305 1,820,930 8,556,822
Less:
Reimbursement from adviser (2,045,084) (38,209) —
Total Net Expenses 9,970,221 1,782,721 8,556,822
Net Investment Income/(Loss) 24,006,588 6,651,449 17,567,960
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments 30,457,592 5,040,101 63,079,672
Affiliated investments 3,612,921 (45,938) (950,404)
In-kind redemptions — — —
Distributions of realized capital gains from
affiliated investments 13,186,064 — —
Futures contracts 38,141,597 (920,108) 36,886,031
Foreign currency transactions 1,822 29 (61,198)
Swap agreements 11,286 (69,950) 11,286
Change in net unrealized appreciation/(depreciation) on:
Investments 141,574,358 24,865,941 183,089,940
Affiliated investments 123,272,572 4,668,649 12,921,506
Futures contracts 2,977,820 1,085,781 9,730,260
Foreign currency transactions 66,020 12,486 (32,822)
Swap agreements — (4,415) —
Foreign capital gain tax liability — — —
Net Realized and Unrealized Gains/(Losses) 353,302,052 34,632,576 304,674,271
Net Increase/(Decrease) in Net Assets Resulting
From Operations $377,308,640 $41,284,025 $322,242,231
(a) Includes foreign capital gain taxes paid of $183,742.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Government
Bond Fund
High Income
Municipal Bond
Fund High Yield Fund Income Fund
International
Allocation Fund
Large Cap
Growth Fund
Large Cap Value
Fund
$— $— $537,433 $— $11,966,333 $10,095,925 $26,092,233
1,340,417 4,205 21,683,173 22,707,206 209,250 26 34
— 866,645 — — — — —
— — — — — — —
— — 128,950 99,187 7,077 — 11,946
245,586 — 395,381 623,943 958,022 1,502,347 1,203,746
— — — — — — —
— — — — — — —
— — — — (1,139,234) (55,072) (81,207)
1,586,003 870,850 22,744,937 23,430,336 12,001,448 11,543,226 27,226,752
146,881 92,336 1,299,041 1,637,553 2,543,478 8,193,048 4,896,428
44,576 41,473 95,391 120,761 103,229 256,381 223,310
18,398 18,255 20,120 20,784 34,146 24,563 24,171
3,558 1,251 6,129 6,728 213,157 11,642 27,287
1,265 — 401,845 283,069 134,601 570,203 367,395
1,886 1,804 2,737 3,115 2,875 4,652 4,490
— 22,113 — — — — —
5,122 5,559 25,213 27,110 10,003 71,101 37,349
2,202 — 30,634 24,976 20,931 29,625 21,103
15,127 9,252 26,845 53,424 21,605 67,741 52,362
22,199 16,744 137,725 285,060 41,102 724,189 635,060
2,281 — 148,804 119,914 130,990 201,224 140,875
6,906 5,777 20,476 23,608 15,214 36,731 34,011
14,019 7,872 31,378 28,198 82,262 16,284 15,908
284,420 222,436 2,246,338 2,634,300 3,353,593 10,207,384 6,479,749
(90,981) (111,633) — — (81,896) — —
193,439 110,803 2,246,338 2,634,300 3,271,697 10,207,384 6,479,749
1,392,564 760,047 20,498,599 20,796,036 8,729,751 1,335,842 20,747,003
(2,938,244) (445,208) (13,401,805) (8,527,128) 21,351,635
(a)
77,155,256 89,224,090
6,574 — — 23,495 — — 990
— — — — — — 71,795,706
— — — — — — —
(57,633) 2,947 — 926,074 4,845,568 — —
— — — — (123,385) — 1,433
— — (1,034,051) (1,383,589) — — —
6,601,557 3,632,030 42,829,484 51,619,445 76,326,182 447,413,377 178,920,879
(6,575) — — (23,495) — — (990)
86,451 (5,565) — 1,121,766 342,753 — —
— — — — (33,223) — (5,609)
— — (212,873) (284,830) — — —
— — — — (337,891) — —
3,692,130 3,184,204 28,180,755 43,471,738 102,371,639 524,568,633 339,936,499
$5,084,694 $3,944,251 $48,679,354 $64,267,774 $111,101,390 $525,904,475 $360,683,502

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2024 (unaudited)
Limited Maturity Bond
Fund
Low Volatility Equity
Fund Mid Cap Growth Fund
Investment Income
Dividends $82,250 $335,564 $71,731
Taxable interest 25,117,685 1,670 —
Tax-Exempt interest — — —
Income from mortgage dollar rolls — — —
Affiliated income from securities loaned, net 22,035 757 222
Income from affiliated investments — 20,819 15,268
Non cash income from affiliated investments — — —
Foreign tax withholding — (17,673) —
Total Investment Income 25,221,970 341,137 87,221
Expenses
Adviser fees 1,775,356 75,488 114,363
Administrative service fees 146,377 40,472 40,926
Audit and legal fees 21,963 18,766 18,630
Custody fees 8,353 13,649 4,408
Distribution expenses Class A 147,329 — —
Insurance expenses 3,756 1,799 1,790
Printing and postage expenses Class S 48,862 6,688 9,594
Printing and postage expenses Class A 29,820 — —
SEC and state registration expenses 45,311 9,308 10,598
Transfer agent fees Class S 501,232 16,938 41,441
Transfer agent fees Class A 129,901 — —
Trustees' fees 32,582 5,778 5,697
Other expenses 35,335 11,937 7,822
Total Expenses Before Reimbursement 2,926,177 200,823 255,269
Less:
Reimbursement from adviser — (81,300) (118,034)
Total Net Expenses 2,926,177 119,523 137,235
Net Investment Income/(Loss) 22,295,793 221,614 (50,014)
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (3,928,129) 720,957 111,252
Affiliated investments — — —
Class action settlements — — —
Distributions of realized capital gains from
affiliated investments — — —
Futures contracts — 68,915 —
Foreign currency transactions — 129 —
Change in net unrealized appreciation/(depreciation) on:
Investments 32,367,379 1,480,126 4,846,364
Affiliated investments — — —
Futures contracts — 11,832 —
Foreign currency transactions — (1,430) —
Net Realized and Unrealized Gains/(Losses) 28,439,250 2,280,529 4,957,616
Net Increase/(Decrease) in Net Assets Resulting
From Operations $50,735,043 $2,502,143 $4,907,602
(*) Class action settlement proceeds related to GSE Bonds Antitrust Litigation.

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Stock
Fund
Mid Cap Value
Fund
Moderate
Allocation Fund
Moderately
Aggressive
Allocation Fund
Moderately
Conservative
Allocation Fund
Money Market
Fund
Municipal Bond
Fund
$23,441,531 $397,136 $5,945,092 $7,294,284 $858,582 $66,180 $—
40 — 15,069,838 9,037,439 8,471,671 60,564,355 44,426
— — — — — — 24,705,551
— — 4,303 2,484 2,100 — —
2,769 — 21,001 13,677 11,584 — —
3,410,323 20,403 13,808,384 17,383,096 3,172,087 — —
— — 22,343,789 31,777,756 8,102,388 — —
— — (10,569) (12,664) (805) — —
26,854,663 417,539 57,181,838 65,496,072 20,617,607 60,630,535 24,749,977
11,886,749 143,857 10,764,219 13,606,399 3,203,145 2,658,129 2,539,554
377,308 41,594 334,514 386,065 131,197 228,052 143,568
28,354 18,650 50,318 51,559 44,237 22,777 21,722
30,080 1,708 40,387 40,697 32,936 12,660 6,069
1,769,400 — 2,377,245 2,988,177 753,931 — 1,087,557
6,938 1,800 6,488 7,104 3,367 3,887 3,673
115,010 7,984 103,393 156,011 35,582 115,084 15,574
80,429 — 104,315 135,307 41,723 86,672 41,753
70,391 9,795 72,568 112,764 34,731 168,268 32,808
1,298,616 35,072 600,474 859,631 175,596 359,497 170,192
544,627 — 553,210 784,689 196,715 271,088 171,298
89,549 5,698 78,276 91,243 26,705 38,594 42,944
24,869 7,922 53,756 55,063 45,894 12,648 81,340
16,322,320 274,080 15,139,163 19,274,709 4,725,759 3,977,356 4,358,052
— (101,452) (3,482,622) (4,866,519) (866,413) (163,545) (101,173)
16,322,320 172,628 11,656,541 14,408,190 3,859,346 3,813,811 4,256,879
10,532,343 244,911 45,525,297 51,087,882 16,758,261 56,816,724 20,493,098
69,004,216 1,293,719 24,753,447 25,931,183 1,622,563 18,250 (5,647,925)
— — 3,411,205 5,591,484 765,104 — —
— — — — — 4,596(*) —
— — 22,426,050 32,467,721 4,916,521 — —
— — 31,201,355 34,881,076 5,559,643 — (171,002)
— (248) 28 2,797 (30) — —
681,889,933 4,167,892 127,869,197 153,297,653 32,789,237 — 96,689,820
— — 190,302,013 270,607,027 47,912,821 — —
— — 8,492,102 5,367,613 2,417,602 — 1,096,935
— — 103,767 117,654 33,848 — —
750,894,149 5,461,363 408,559,164 528,264,208 96,017,309 22,846 91,967,828
$761,426,492 $5,706,274 $454,084,461 $579,352,090 $112,775,570 $56,839,570 $112,460,926

Thrivent Mutual Funds
Statement of Operations – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

For the six months ended April 30, 2024 (unaudited)
Opportunity
Income Plus Fund
Small Cap Growth
Fund
Small Cap Stock
Fund
Investment Income
Dividends $968,148 $590,507 $15,878,907
Taxable interest 15,050,523 2 18,057
Income from mortgage dollar rolls 3,512 — —
Affiliated income from securities loaned, net 60,644 131 74,585
Income from affiliated investments 1,689,962 131,815 1,949,922
Non cash income from affiliated investments 1,901,067 — —
Foreign tax withholding — (5,001) (74,810)
Total Investment Income 19,673,856 717,454 17,846,661
Expenses
Adviser fees 1,537,018 905,965 8,464,898
Administrative service fees 98,373 57,743 271,680
Audit and legal fees 20,218 19,056 24,592
Custody fees 18,188 7,059 31,413
Distribution expenses Class A 208,332 — 656,607
Insurance expenses 2,725 2,038 4,899
Printing and postage expenses Class S 29,835 31,496 130,330
Printing and postage expenses Class A 18,391 — 37,650
SEC and state registration expenses 33,277 16,618 160,657
Transfer agent fees Class S 316,927 189,693 1,387,074
Transfer agent fees Class A 96,011 — 277,135
Trustees' fees 20,000 5,777 61,658
Other expenses 57,753 8,297 18,720
Total Expenses Before Reimbursement 2,457,048 1,243,742 11,527,313
Less:
Reimbursement from adviser — (159,081) —
Total Net Expenses 2,457,048 1,084,661 11,527,313
Net Investment Income/(Loss) 17,216,808 (367,207) 6,319,348
Realized and Unrealized Gains/(Losses)
Net realized gains/(losses) on:
Investments (7,245,184) 1,743,022 (78,708,152)
Affiliated investments (74,813) — —
Futures contracts (248,975) — —
Foreign currency transactions — (154) (5,015)
Swap agreements (395,259) — —
Change in net unrealized appreciation/(depreciation)
on:
Investments 27,994,415 40,585,262 557,995,660
Affiliated investments 4,885,560 — —
Futures contracts 834,286 — —
Foreign currency transactions — 21 —
Swap agreements (19,045) — —
Net Realized and Unrealized Gains/(Losses) 25,730,985 42,328,151 479,282,493
Net Increase/(Decrease) in Net Assets Resulting
From Operations $42,947,793 $41,960,944 $485,601,841

Thrivent Mutual Funds
Statement of Changes in Net Assets
The accompanying Notes to Financial Statements are an integral part of this statement.

Aggressive Allocation Fund Balanced Income Plus Fund
For the periods ended
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
Operations
Net investment income/(loss) $24,006,588 $24,894,743 $6,651,449 $12,435,972
Net realized gains/(losses) 85,411,282 49,441,071 4,004,134 (5,377,959)
Change in net unrealized appreciation/(depreciation) 267,890,770 12,717,592 30,628,442 6,502,345
Net Change in Net Assets Resulting From Operations 377,308,640 87,053,406 41,284,025 13,560,358
Distributions to Shareholders
From income/realized gains Class S (42,820,105) (22,179,217) (3,015,057) (5,250,789)
From income/realized gains Class A (41,551,589) (23,931,846) (3,762,414) (6,719,736)
Total from income/realized gains (84,371,694) (46,111,063) (6,777,471) (11,970,525)
Total Distributions to Shareholders (84,371,694) (46,111,063) (6,777,471) (11,970,525)
Capital Stock Transactions
Class S
Sold 167,861,316 239,562,937 15,746,164 29,386,571
Distributions reinvested 42,762,009 22,145,520 2,912,015 5,058,890
Redeemed (102,247,568) (130,548,574) (19,742,929) (36,042,099)
Total Class S Capital Stock Transactions 108,375,757 131,159,883 (1,084,750) (1,596,638)
Class A
Sold 40,490,375 66,894,064 5,817,575 9,767,168
Distributions reinvested 41,448,928 23,886,139 3,658,474 6,532,609
Redeemed (63,190,000) (101,835,574) (20,200,408) (29,980,392)
Total Class A Capital Stock Transactions 18,749,303 (11,055,371) (10,724,359) (13,680,615)
Capital Stock Transactions 127,125,060 120,104,512 (11,809,109) (15,277,253)
Net Increase/(Decrease) in Net Assets 420,062,006 161,046,855 22,697,445 (13,687,420)
Net Assets, Beginning of Period 2,043,630,937 1,882,584,082 380,370,160 394,057,580
Net Assets, End of Period $2,463,692,943 $2,043,630,937 $403,067,605 $380,370,160
Capital Stock Share Transactions
Class S shares
Sold 9,314,105 14,635,351 1,186,477 2,330,924
Distributions reinvested 2,425,710 1,423,868 217,045 404,717
Redeemed (5,678,508) (7,954,825) (1,495,739) (2,864,607)
Total Class S share transactions 6,061,307 8,104,394 (92,217) (128,966)
Class A shares
Sold 2,280,653 4,139,421 439,822 773,371
Distributions reinvested 2,382,616 1,554,254 271,974 521,355
Redeemed (3,550,964) (6,283,965) (1,528,169) (2,375,833)
Total Class A share transactions 1,112,305 (590,290) (816,373) (1,081,107)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Global Stock Fund Government Bond Fund
High Income Municipal Bond
Fund High Yield Fund
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
$17,567,960 $32,205,786 $1,392,564 $2,757,471 $760,047 $1,281,385 $20,498,599 $37,946,106
98,965,387 70,544,905 (2,989,303) (4,056,063) (442,261) (1,223,811) (14,435,856) (14,763,458)
205,708,884 38,871,356 6,681,433 246,871 3,626,465 810,609 42,616,611 9,739,560
322,242,231 141,622,047 5,084,694 (1,051,721) 3,944,251 868,183 48,679,354 32,922,208
(23,469,674) (12,045,184) (1,355,717) (2,687,340) (760,046) (1,281,386) (10,822,275) (20,304,073)
(79,189,192) (41,870,284) (36,845) (70,130) – – (9,513,403) (18,403,866)
(102,658,866) (53,915,468) (1,392,562) (2,757,470) (760,046) (1,281,386) (20,335,678) (38,707,939)
(102,658,866) (53,915,468) (1,392,562) (2,757,470) (760,046) (1,281,386) (20,335,678) (38,707,939)
10,362,917 12,950,633 3,665,948 15,977,041 4,076,878 9,799,623 25,673,785 61,688,610
23,409,601 11,998,027 1,215,376 2,679,260 677,913 1,161,194 9,572,858 17,879,539
(10,385,720) (14,963,802) (58,390,377) (16,655,390) (5,294,525) (6,695,236) (40,166,929) (64,661,094)
23,386,798 9,984,858 (53,509,053) 2,000,911 (539,734) 4,265,581 (4,920,286) 14,907,055
12,753,898 22,931,909 – – – – 5,918,351 13,384,310
78,207,663 41,350,659 35,440 67,788 – – 7,097,541 13,703,340
(80,694,354) (132,349,329) (201,981) (456,391) – – (20,639,664) (38,922,814)
10,267,207 (68,066,761) (166,541) (388,603) – – (7,623,772) (11,835,164)
33,654,005 (58,081,903) (53,675,594) 1,612,308 (539,734) 4,265,581 (12,544,058) 3,071,891
253,237,370 29,624,676 (49,983,462) (2,196,883) 2,644,471 3,852,378 15,799,618 (2,713,840)
1,699,044,027 1,669,419,351 81,135,645 83,332,528 34,908,732 31,056,354 652,377,677 655,091,517
$1,952,281,397 $1,699,044,027 $31,152,183 $81,135,645 $37,553,203 $34,908,732 $668,177,295 $652,377,677
385,652 524,378 421,038 1,816,160 433,427 1,071,784 6,203,978 15,239,009
890,071 520,394 138,999 305,896 71,844 127,094 2,306,844 4,425,380
(387,214) (615,581) (6,688,747) (1,911,298) (567,181) (731,772) (9,727,460) (16,011,593)
888,509 429,191 (6,128,710) 210,758 (61,910) 467,106 (1,216,638) 3,652,796
482,463 949,740 – – – – 1,430,211 3,311,820
3,021,879 1,819,041 4,068 7,734 – – 1,710,998 3,392,407
(3,060,192) (5,481,282) (23,603) (52,313) – – (4,995,236) (9,636,284)
444,150 (2,712,501) (19,535) (44,579) – – (1,854,027) (2,932,057)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

C
Income Fund International Allocation Fund
For the periods ended
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
Operations
Net investment income/(loss) $20,796,036 $36,620,838 $8,729,751 $20,630,629
Net realized gains/(losses) (8,961,148) (43,261,358) 26,073,818 (6,883,663)
Change in net unrealized appreciation/(depreciation) 52,432,886 32,648,902 76,297,821 81,420,040
Net Change in Net Assets Resulting From Operations 64,267,774 26,008,382 111,101,390 95,167,006
Distributions to Shareholders
From income/realized gains Class S (16,130,247) (27,254,266) (20,035,878) (14,754,826)
From income/realized gains Class A (4,579,879) (8,736,614) (2,936,931) (1,758,145)
Total from income/realized gains (20,710,126) (35,990,880) (22,972,809) (16,512,971)
Total Distributions to Shareholders (20,710,126) (35,990,880) (22,972,809) (16,512,971)
Capital Stock Transactions
Class S
Sold 144,715,732 126,566,476 2,653,503 9,214,328
Distributions reinvested 15,932,994 26,865,060 20,031,769 14,705,561
Redeemed (62,359,512) (107,659,310) (51,727,376) (148,792,939)
In-kind redemptions – – – –
Total Class S Capital Stock Transactions 98,289,214 45,772,226 (29,042,104) (124,873,050)
Class A
Sold 10,249,175 15,280,045 1,557,381 3,096,788
Distributions reinvested 4,118,955 7,835,835 2,873,520 1,717,426
Redeemed (18,653,575) (38,073,621) (8,830,572) (13,645,464)
Total Class A Capital Stock Transactions (4,285,445) (14,957,741) (4,399,671) (8,831,250)
Capital Stock Transactions 94,003,769 30,814,485 (33,441,775) (133,704,300)
Net Increase/(Decrease) in Net Assets 137,561,417 20,831,987 54,686,806 (55,050,265)
Net Assets, Beginning of Period 875,133,491 854,301,504 686,859,227 741,909,492
Net Assets, End of Period $1,012,694,908 $875,133,491 $741,546,033 $686,859,227
Capital Stock Share Transactions
Class S shares
Sold 18,097,631 16,069,688 260,741 958,555
Distributions reinvested 1,989,344 3,415,146 1,963,899 1,635,769
Redeemed (7,822,228) (13,710,487) (4,870,660) (15,666,789)
In-kind redemptions – – – –
Total Class S share transactions 12,264,747 5,774,347 (2,646,020) (13,072,465)
Class A shares
Sold 1,279,897 1,935,698 152,491 325,407
Distributions reinvested 513,917 994,979 283,105 191,891
Redeemed (2,338,082) (4,851,447) (868,012) (1,440,942)
Total Class A share transactions (544,268) (1,920,770) (432,416) (923,644)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Large Cap Growth Fund Large Cap Value Fund Limited Maturity Bond Fund Low Volatility Equity Fund
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
$1,335,842 $3,783,246 $20,747,003 $39,721,342 $22,295,793 $40,324,955 $221,614 $553,845
77,155,256 76,593,882 161,022,219 38,214,173 (3,928,129) (13,686,700) 790,001 510,751
447,413,377 285,645,281 178,914,280 (67,765,352) 32,367,379 40,123,368 1,490,528 376,373
525,904,475 366,022,409 360,683,502 10,170,163 50,735,043 66,761,623 2,502,143 1,440,969
(59,397,075) (96,356,512) (63,714,225) (96,462,756) (18,498,661) (33,335,170) (1,078,813) (781,288)
(15,130,834) (26,208,208) (9,361,419) (17,004,838) (4,030,097) (7,578,428) – –
(74,527,909) (122,564,720) (73,075,644) (113,467,594) (22,528,758) (40,913,598) (1,078,813) (781,288)
(74,527,909) (122,564,720) (73,075,644) (113,467,594) (22,528,758) (40,913,598) (1,078,813) (781,288)
179,500,401 264,773,008 252,743,095 241,711,157 118,890,205 254,963,177 1,861,131 5,225,958
59,328,563 96,258,278 63,677,386 96,387,762 18,345,195 33,021,015 1,072,928 777,054
(161,630,308) (150,611,743) (136,035,647) (166,414,334) (196,760,990) (370,050,065) (6,433,064) (9,794,258)
– – (89,708,108) – – – – –
77,198,656 210,419,543 90,676,726 171,684,585 (59,525,590) (82,065,873) (3,499,005) (3,791,246)
29,881,561 36,469,488 6,862,155 18,746,557 22,176,060 33,810,563 – –
14,941,885 25,832,502 9,185,147 16,684,149 3,929,141 7,377,915 – –
(28,958,613) (40,012,031) (22,441,296) (40,923,351) (39,832,823) (90,826,642) – –
15,864,833 22,289,959 (6,393,994) (5,492,645) (13,727,622) (49,638,164) – –
93,063,489 232,709,502 84,282,732 166,191,940 (73,253,212) (131,704,037) (3,499,005) (3,791,246)
544,440,055 476,167,191 371,890,590 62,894,509 (45,046,927) (105,856,012) (2,075,675) (3,131,565)
2,134,382,840 1,658,215,649 1,907,954,461 1,845,059,952 1,293,104,661 1,398,960,673 26,041,945 29,173,510
$2,678,822,895 $2,134,382,840 $2,279,845,051 $1,907,954,461 $1,248,057,734 $1,293,104,661 $23,966,270 $26,041,945
9,630,339 17,534,838 8,992,732 9,151,509 9,804,032 21,446,616 146,611 424,387
3,427,416 7,549,669 2,279,354 3,726,865 1,509,468 2,774,340 85,561 63,844
(8,545,377) (10,067,827) (4,741,338) (6,349,492) (16,236,079) (31,123,343) (505,689) (790,317)
– – (3,243,243) – – – – –
4,512,378 15,016,680 3,287,505 6,528,882 (4,922,579) (6,902,387) (273,517) (302,086)
1,903,989 2,861,724 243,858 715,424 1,828,053 2,842,538 – –
1,021,319 2,378,676 332,015 651,176 323,296 619,728 – –
(1,852,072) (3,185,232) (808,126) (1,576,428) (3,289,816) (7,638,751) – –
1,073,236 2,055,168 (232,253) (209,828) (1,138,467) (4,176,485) – –

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Growth Fund Mid Cap Stock Fund
For the periods ended
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
Operations
Net investment income/(loss) $(50,014) $(88,504) $10,532,343 $15,637,665
Net realized gains/(losses) 111,252 (1,761,695) 69,004,216 46,965,492
Change in net unrealized appreciation/(depreciation) 4,846,364 922,631 681,889,933 (222,659,008)
Net Change in Net Assets Resulting From Operations 4,907,602 (927,568) 761,426,492 (160,055,851)
Distributions to Shareholders
From income/realized gains Class S – – (38,114,594) (58,545,604)
From income/realized gains Class A – – (21,786,462) (41,269,141)
Total from income/realized gains – – (59,901,056) (99,814,745)
Total Distributions to Shareholders – – (59,901,056) (99,814,745)
Capital Stock Transactions
Class S
Sold 6,211,974 10,223,106 285,697,722 757,077,304
Distributions reinvested – – 36,785,918 56,909,692
Redeemed (3,912,123) (4,443,555) (482,952,232) (456,184,769)
Total Class S Capital Stock Transactions 2,299,851 5,779,551 (160,468,592) 357,802,227
Class A
Sold – – 27,482,974 58,555,487
Distributions reinvested – – 21,511,040 40,779,738
Redeemed – – (87,050,140) (140,978,027)
Total Class A Capital Stock Transactions – – (38,056,126) (41,642,802)
Capital Stock Transactions 2,299,851 5,779,551 (198,524,718) 316,159,425
Net Increase/(Decrease) in Net Assets 7,207,453 4,851,983 503,000,718 56,288,829
Net Assets, Beginning of Period 25,115,444 20,263,461 3,509,904,533 3,453,615,704
Net Assets, End of Period $32,322,897 $25,115,444 $4,012,905,251 $3,509,904,533
Capital Stock Share Transactions
Class S shares
Sold 454,929 823,298 8,289,552 23,526,496
Distributions reinvested – – 1,075,472 1,837,820
Redeemed (289,273) (361,063) (13,949,866) (14,171,359)
Total Class S share transactions 165,656 462,235 (4,584,842) 11,192,957
Class A shares
Sold – – 934,983 2,144,775
Distributions reinvested – – 745,408 1,554,485
Redeemed – – (2,992,601) (5,176,333)
Total Class A share transactions – – (1,312,210) (1,477,073)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Mid Cap Value Fund Moderate Allocation Fund
Moderately Aggressive Allocation
Fund
Moderately Conservative
Allocation Fund
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
$244,911 $438,965 $45,525,297 $64,632,287 $51,087,882 $56,039,211 $16,758,261 $28,121,738
1,293,471 (388,128) 81,792,085 37,617,128 98,874,261 72,254,739 12,863,801 (3,443,821)
4,167,892 (1,808,111) 326,767,079 32,997,687 429,389,947 30,076,075 83,153,508 7,565,922
5,706,274 (1,757,274) 454,084,461 135,247,102 579,352,090 158,370,025 112,775,570 32,243,839
(375,936) (660,441) (37,146,540) (29,393,312) (59,525,874) (41,460,132) (8,139,751) (12,740,809)
– – (42,970,070) (33,666,767) (83,228,434) (64,438,498) (9,340,588) (14,940,093)
(375,936) (660,441) (80,116,610) (63,060,079) (142,754,308) (105,898,630) (17,480,339) (27,680,902)
(375,936) (660,441) (80,116,610) (63,060,079) (142,754,308) (105,898,630) (17,480,339) (27,680,902)
5,901,774 23,818,964 177,242,983 273,177,762 443,978,113 304,728,024 50,731,819 90,541,530
375,034 658,541 37,029,033 29,271,491 59,422,612 41,402,758 8,096,097 12,663,902
(6,060,607) (8,643,735) (167,598,908) (243,659,958) (154,002,022) (211,282,810) (70,926,737) (116,999,075)
216,201 15,833,770 46,673,108 58,789,295 349,398,703 134,847,972 (12,098,821) (13,793,643)
– – 56,216,636 91,749,025 69,468,162 111,864,279 16,248,866 27,573,179
– – 42,703,045 33,417,443 82,920,756 64,180,574 9,239,740 14,779,832
– – (129,214,215) (222,666,639) (141,382,297) (228,696,146) (59,944,839) (94,138,180)
– – (30,294,534) (97,500,171) 11,006,621 (52,651,293) (34,456,233) (51,785,169)
216,201 15,833,770 16,378,574 (38,710,876) 360,405,324 82,196,679 (46,555,054) (65,578,812)
5,546,539 13,416,055 390,346,425 33,476,147 797,003,106 134,668,074 48,740,177 (61,015,875)
33,235,865 19,819,810 3,153,436,578 3,119,960,431 3,598,904,484 3,464,236,410 1,032,021,683 1,093,037,558
$38,782,404 $33,235,865 $3,543,783,003 $3,153,436,578 $4,395,907,590 $3,598,904,484 $1,080,761,860 $1,032,021,683
367,052 1,538,010 11,750,807 19,630,367 26,375,634 20,115,881 4,102,014 7,731,546
22,552 44,458 2,461,766 2,129,279 3,668,895 2,855,991 647,911 1,090,154
(372,822) (570,392) (11,145,633) (17,482,700) (9,376,027) (13,927,636) (5,761,636) (9,982,464)
16,782 1,012,076 3,066,940 4,276,946 20,668,502 9,044,236 (1,011,711) (1,160,764)
– – 3,762,204 6,616,035 4,260,464 7,475,085 1,320,362 2,357,782
– – 2,851,654 2,441,896 5,174,977 4,471,257 742,132 1,277,184
– – (8,652,248) (16,063,339) (8,705,292) (15,225,203) (4,882,523) (8,057,282)
– – (2,038,390) (7,005,408) 730,149 (3,278,861) (2,820,029) (4,422,316)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Money Market Fund Municipal Bond Fund
For the periods ended
4/30/2024
(unaudited) 10/31/2023
4/30/2024
(unaudited) 10/31/2023
Operations
Net investment income/(loss) $56,816,724 $63,707,604 $20,493,098 $40,917,834
Net realized gains/(losses) 22,846 28,430 (5,818,927) (17,857,019)
Change in net unrealized appreciation/(depreciation) – 129,175 97,786,755 (1,950,121)
Net Change in Net Assets Resulting From Operations 56,839,570 63,865,209 112,460,926 21,110,694
Distributions to Shareholders
From income/realized gains Class S (40,168,103) (41,187,115) (6,548,659) (12,790,915)
From income/realized gains Class A (16,648,620) (22,520,489) (14,376,000) (29,702,251)
Total from income/realized gains (56,816,723) (63,707,604) (20,924,659) (42,493,166)
Total Distributions to Shareholders (56,816,723) (63,707,604) (20,924,659) (42,493,166)
Capital Stock Transactions
Class S
Sold 1,094,420,980 1,767,155,330 44,990,670 73,802,170
Distributions reinvested 39,242,737 40,518,839 6,196,222 12,208,899
Redeemed (817,486,501) (939,031,035) (45,981,015) (94,277,962)
Total Class S Capital Stock Transactions 316,177,216 868,643,134 5,205,877 (8,266,893)
Class A
Sold 278,609,116 475,704,180 11,285,033 26,037,716
Distributions reinvested 16,307,142 22,203,228 12,489,612 25,829,225
Redeemed (224,235,617) (290,855,713) (70,353,687) (131,732,461)
Total Class A Capital Stock Transactions 70,680,641 207,051,695 (46,579,042) (79,865,520)
Capital Stock Transactions 386,857,857 1,075,694,829 (41,373,165) (88,132,413)
Net Increase/(Decrease) in Net Assets 386,880,704 1,075,852,434 50,163,102 (109,514,885)
Net Assets, Beginning of Period 2,021,751,416 945,898,982 1,171,100,041 1,280,614,926
Net Assets, End of Period $2,408,632,120 $2,021,751,416 $1,221,263,143 $1,171,100,041
Capital Stock Share Transactions
Class S shares
Sold 1,094,420,980 1,767,155,330 4,415,893 7,339,132
Distributions reinvested 39,242,737 40,518,839 605,002 1,218,808
Redeemed (817,486,500) (939,031,034) (4,520,597) (9,394,390)
Total Class S share transactions 316,177,217 868,643,135 500,298 (836,450)
Class A shares
Sold 278,609,115 475,704,181 1,108,582 2,588,996
Distributions reinvested 16,307,142 22,203,228 1,219,463 2,577,620
Redeemed (224,235,616) (290,855,713) (6,920,572) (13,153,839)
Total Class A share transactions 70,680,641 207,051,696 (4,592,527) (7,987,223)

Thrivent Mutual Funds
Statement of Changes in Net Assets – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Opportunity Income Plus Fund Small Cap Growth Fund Small Cap Stock Fund
4/30/2024 (unaudited) 10/31/2023 4/30/2024 (unaudited) 10/31/2023 4/30/2024 (unaudited) 10/31/2023
$17,216,808 $31,559,595 $(367,207) $(368,384) $6,319,348 $12,000,555
(7,964,231) (27,300,663) 1,742,868 (22,994,767) (78,713,167) (84,437,583)
33,695,216 17,975,769 40,585,283 (1,853,035) 557,995,660 (131,119,706)
42,947,793 22,234,701 41,960,944 (25,216,186) 485,601,841 (203,556,734)
(13,415,010) (23,442,366) – – (10,110,574) (110,291,716)
(3,922,366) (8,364,873) – – (2,293,615) (58,434,840)
(17,337,376) (31,807,239) – – (12,404,189) (168,726,556)
(17,337,376) (31,807,239) – – (12,404,189) (168,726,556)
111,815,630 134,124,233 39,264,378 107,624,657 744,173,577 1,280,714,475
13,141,894 22,932,275 – – 9,678,496 106,801,957
(68,000,505) (118,858,425) (43,177,187) (39,027,943) (519,597,647) (569,878,727)
56,957,019 38,198,083 (3,912,809) 68,596,714 234,254,426 817,637,705
3,684,896 9,228,256 – – 14,428,687 36,298,830
3,598,250 7,686,354 – – 2,268,196 57,810,100
(17,232,566) (32,119,432) – – (42,829,821) (52,346,312)
(9,949,420) (15,204,822) – – (26,132,938) 41,762,618
47,007,599 22,993,261 (3,912,809) 68,596,714 208,121,488 859,400,323
72,618,016 13,420,723 38,048,135 43,380,528 681,319,140 487,117,033
646,703,428 633,282,705 190,428,256 147,047,728 2,277,016,773 1,789,899,740
$719,321,444 $646,703,428 $228,476,391 $190,428,256 $2,958,335,913 $2,277,016,773
12,626,552 15,296,544 2,398,910 6,902,776 25,737,814 46,617,018
1,475,614 2,617,459 – – 325,000 4,070,546
(7,674,704) (13,578,387) (2,639,304) (2,536,226) (18,067,556) (20,794,428)
6,427,462 4,335,616 (240,394) 4,366,550 7,995,258 29,893,136
415,140 1,050,344 – – 685,207 1,785,495
404,189 877,118 – – 104,285 3,013,435
(1,945,498) (3,669,509) – – (2,058,690) (2,600,181)
(1,126,169) (1,742,047) – – (1,269,198) 2,198,749

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

(1) ORGANIZATION
Thrivent Mutual Funds (the “Trust”) was organized as a Massachusetts Business Trust on March 10, 1987 and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Trust is divided into 25 separate series
(each, a “Fund” and, collectively, the “Funds”), each with its own investment objective and policies. The Trust currently consists of four asset allocation Funds, three income plus Funds, ten equity Funds, seven fixed-income Funds and one money market Fund. This report includes 23 of the Funds while Thrivent Diversified Income Plus and Thrivent Multidimensional Income have a fiscal year end on a calendar-year basis and are presented under a separate shareholder report.
The Funds are each investment companies that follow the accounting and reporting guidance of the Financial Accounting Standards Board
("FASB") Accounting Standards Codification Topic 946 - Financial Services - Investment Companies.
Share Classes
— The Trust may issue an unlimited number of
shares in one or more series as the Board may authorize. The Trust includes two classes of shares: Class A and Class S shares. The classes of shares differ principally in their respective distribution expenses and other class-specific expenses and arrangements.
Class A shares have an annual 12b-1 fee of 0.25% for all Funds other than Government Bond and Limited Maturity Bond, which
have a 12b-1 fee of 0.125%, and Money Market, which does not have a 12b-1 fee.  Class A shares have a maximum front-end
sales load of 4.50%, although some Funds have a reduced or
no front-end sales load. Class S shares are offered at net asset value and have no annual 12b-1 fees.  The share classes have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. High Income Municipal Bond, Low
Volatility Equity, Mid Cap Growth, Mid Cap Value, Multidimensional
Income, and Small Cap Growth offer only Class S Shares, all other of the 19 Funds of the Trust offer Class A and Class S shares. Class
A shares of Government Bond are closed to all purchases and
exchanges into the Fund, other than reinvestment of dividends by current shareholders of the Fund.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with vendors and others that provide general damage clauses. The Trust’s maximum exposure under these contracts is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects the risk of loss to be remote.
(2) SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— The Funds record their investments
at fair value using market quotations when they are readily available pursuant to Rule 2a-5.  The Funds' investments are recorded at fair value determined in good faith when market quotations are not readily available.  Securities traded on U.S. or foreign securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange cleared swap agreements are valued at the clearinghouse end of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.  Forward foreign currency exchange contracts are marked-to-market based upon foreign currency
exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Thrivent Money Market seeks to maintain a stable net asset value of $1.00 per share, pursuant to procedures established by the Board, and generally utilizes the amortized cost method.  Valuing securities held by Thrivent Money Market on the basis of amortized cost
(which approximates market value) involves a constant amortization of premium or accretion of discount to maturity. Thrivent Money
Market will not value a security at amortized cost, but will instead make a fair value determination of each security, if it determines that amortized cost is not approximately the same as the fair value of the security.
The Board has chosen the Funds' investment Adviser as the
valuation designee, responsible for daily valuation of the Funds'
securities. The Adviser has formed a Valuation Committee (the
“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with Valuation Policies and Procedures. The
Committee meets on a monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
Certain Funds may invest in Private Equity Funds ("Private
Funds"), which are fair valued by the Funds pursuant to valuation procedures designed by the Committee.  Private Funds are typically valued at an amount equal to the Net Asset Value (NAV) of a fund's investment in the Private Fund when this information is readily available to the fund.  This is commonly referred to as using the NAV as a practical expedient, which allows for the estimation of the fair

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

value of an investment in an investment company based on the NAV of the investment company, if it is calculated in a manner consistent with ASC 946.  The Committee has determined that for the Private
Funds held by the Funds, if the NAV of the Private Fund is not readily available for the daily pricing needs of the Funds, the Committee, pursuant to the valuation procedures, will adjust the daily value of the Private Fund via a model utilizing unobservable inputs.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the
Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities (including
ADRs, New York registered shares, and ETFs), and futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.  The Board has authorized the Adviser to make fair valuation determinations pursuant to policies approved by the Board.
Foreign Currency Translation
— The accounting records of
each Fund are maintained in U.S. dollars. Securities and other assets and liabilities that are denominated in foreign currencies are translated into U.S. dollars at the daily closing rates of exchange.
Foreign currency amounts related to the purchase or sale of
securities and income and expenses are translated at the exchange rate on the transaction date. Net realized and unrealized currency gains and losses are recorded from closed currency contracts, disposition of foreign currencies, exchange gains or losses between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes. The Funds do not separately report the effect of changes in foreign exchange rates from changes in prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments in the Statement of
Operations.
For federal income tax purposes, the Funds treat the effect of changes in foreign exchange rates arising from actual foreign currency transactions and the changes in foreign exchange rates between the trade date and settlement date as ordinary income.
Federal Income Taxes
— No provision has been made for
income taxes because each Fund’s policy is to qualify as a
regulated investment company under the Internal Revenue Code and distribute substantially all investment company taxable income and net capital gain on a timely basis. It is also the intention of each Fund to distribute an amount sufficient to avoid imposition of any federal excise tax. The Funds, accordingly, anticipate paying no federal taxes and no federal tax provision was recorded. Each
Fund is treated as a separate taxable entity for federal income tax purposes. Funds may utilize earnings and profits distributed to shareholders on the redemption of shares as part of the dividends paid deduction.
GAAP requires management of the Funds (i.e., the Adviser) to make additional tax disclosures with respect to the tax effects of certain income tax positions, whether those positions were taken on previously filed tax returns or are expected to be taken on future returns. These positions must meet a “more likely than not”
standard that, based on the technical merits of the position, it would have a greater than 50 percent likelihood of being sustained upon examination. In evaluating whether a tax position has met the more-
likely-than-not recognition threshold, the Adviser must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information.
The Adviser analyzed all open tax years, as defined by the
statute of limitations, for all major jurisdictions. Open tax years are those that are open for examination by taxing authorities. Major jurisdictions for the Funds include U.S. Federal, and certain state jurisdictions as well as certain foreign countries. The Funds' federal income tax returns are subject to examination for a period of three years after the filing of the return for the tax period. State returns may be subject to examination for an additional year depending on the jurisdiction. The Funds have no examinations in progress and none are expected at this time.
As of April 30, 2024, the Adviser has reviewed all open tax years and major jurisdictions and concluded that there is no effect to the Funds’ tax liability, financial position or results of operations.
There is no tax liability resulting from unrecognized tax benefits related to uncertain income tax positions taken or expected to be

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Foreign Income Taxes
— Funds are subject to foreign income
taxes imposed by certain countries in which they invest. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. These amounts are shown as foreign tax withholding on the Statement of Operations.
The Funds pay tax on foreign capital gains, where applicable. Taxes paid on foreign capital gains, if any, are included in the net realized gains/(losses) on investments on the Statement of Operations.
Expenses and Income
— Estimated expenses are accrued
daily. The Funds are charged for those expenses that are directly attributable to them. Expenses that are not directly attributable to a Fund are allocated among all appropriate Funds in proportion to their respective net assets or number of shareholder accounts, or other reasonable basis. Net investment income, expenses which are not class-specific, and realized and unrealized gains and losses are allocated directly to each class based upon the relative net asset value of outstanding shares.
Interest income is recorded daily on all debt securities, as is accretion of market discount and original issue discount and amortization of premium. Paydown gains and losses on mortgage-
backed and asset-backed securities are recorded as components of interest income. Dividend income and capital gain distributions are recorded on the ex-dividend date.  However, certain dividends from foreign securities are recorded as soon as the information is available to the Funds.  Non-cash income, if any, is recorded at the fair market value of the securities received.
For certain securities, including real estate investment trusts, the Funds record distributions received in excess of income as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available. Actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of the components of distributions as adjustments to investment income, unrealized appreciation/depreciation and realized gain/loss on investments as necessary, once the issuers provide information about the actual composition of the distributions.
Distributions to Shareholders
— Dividend and capital gain
distributions are recorded on the ex-dividend date. With the exception of the Money Market Fund, net realized gains from
securities transactions, if any, are paid at least annually after the close of the fiscal year.  In addition, the Funds may claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.
The dividend distribution schedule is as follows:
* Dividends are net of any short-term realized gains or losses on the sale of securities.
Derivative Financial Instruments
— Each Fund, with the
exception of the Money Market Fund, may invest in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments. Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position). This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or speculation
(investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter ("OTC").
A derivative may incur a loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative contract. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate
customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there
Fund
Dividends
Declared
Dividends
Paid
Aggressive Allocation Annually Annually
Balanced Income Plus  Quarterly Quarterly
Global Stock Annually Annually
Government Bond  Daily  Monthly
High Income Municipal Bond Daily  Monthly
High Yield Daily Monthly
Income  Daily  Monthly
International Allocation Annually Annually
Large Cap Growth Annually  Annually
Large Cap Value Annually Annually
Limited Maturity Bond  Daily Monthly
Low Volatility Equity  Annually Annually
Mid Cap Growth Annually Annually
Mid Cap Stock  Annually Annually
Mid Cap Value
Annually Annually
Moderate Allocation  Quarterly Quarterly
Moderately Aggressive Allocation Annually Annually
Moderately Conservative Allocation Quarterly Quarterly
Money Market*  Daily Monthly
Municipal Bond  Daily Monthly
Opportunity Income Plus Daily Monthly
Small Cap Growth Annually Annually
Small Cap Stock  Annually Annually

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all of the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the
Funds' expenses and can eliminate some opportunities for gains.
In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc.
Master Agreement (“ISDA Master Agreement”) or similar agreement with derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and
typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event.
Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivatives'
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master
Agreement typically permit a single net payment in the event of a default (close-out netting) including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of derivative.
Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared derivatives (futures, options, and centrally cleared swaps). Brokers can ask for
margining in excess of the minimum requirements in certain
situations. Collateral terms are contract specific for OTC derivatives
(foreign currency exchange contracts, options and swaps). For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the Schedule of Investments. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— All Funds, with the exception of the Money Market
Fund, may buy put and call options and write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or
interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations.
Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid.
There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default. Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required. In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-the-counter options is partially mitigated by the Fund’s collateral posting requirements.
As the option increases in value to the Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
During the six months ended April 30, 2024, none of the Funds invested in options.
Futures Contracts
— All Funds, with the exception of the Money
Market Fund, may use futures contracts to manage the exposure to interest rate and market or currency fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities.
When a futures contract is opened, cash or other investments equal to the required “initial margin deposit” are held on deposit with and pledged to the broker. Additional securities held by the
Funds may be earmarked to cover open futures contracts. A futures contract’s daily change in value (“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

variation margin disclosed in the Statement of Assets and Liabilities.
Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the six months ended April 30, 2024, Aggressive Allocation,
Balanced Income Plus, Government Bond, High Income Municipal
Bond, Income, Moderate Allocation, Moderately Aggressive
Allocation, Moderately Conservative Allocation, Municipal Bond,
and Opportunity Income Plus used treasury futures to manage
the duration and yield curve exposure of the Fund versus the benchmark.
During the six months ended April 30, 2024, Aggressive Allocation,
Balanced Income Plus, Global Stock, International Allocation,
Low Volatility Equity, Moderate Allocation, Moderately Aggressive
Allocation, and Moderately Conservative Allocation used equity futures to manage exposure to the equities markets.
During the six months ended April 30, 2024, Aggressive
Allocation, Balanced Income Plus, Moderate Allocation, Moderately
Aggressive Allocation, and Moderately Conservative Allocation
used foreign exchange futures to hedge currency risk.
Swap Agreements
— All Funds, with the exception of the Money
Market Fund, may enter into swap transactions, which involve swapping one or more investment characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal.
Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities. If there is a default by the counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded.
Swap agreements are valued at the clearinghouse end of day
prices as furnished by an independent pricing service. The pricing service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements. Certain swap agreements are over-the-counter. In these types of transactions, the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity. The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps ("CDS") or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract, the maximum potential amount of future payments would be the notional amount.
Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-
efficient and diversified structure.  If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss of the reference entity obligation as of the date of the credit event.  A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension and subordination to other obligations.

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

During the six months ended April 30, 2024, Balanced Income
Plus, High Yield, Income, and Opportunity Income Plus used CDX
Indexes (comprised of credit default swaps) to help manage credit risk exposures within the Fund.
Total Rate of Return Swaps
— A total rate of return swap is
a swap agreement between two parties to exchange the total
return of a particular reference asset. A total return swap involves commitments to pay interest in exchange for a market linked
return based on a notional amount. To the extent that the total return of the security, group of securities, or index underlying the transactions exceeds or fall short of the offsetting interest obligation, the Funds will receive a payment from or make a
payment to the counterparty. The Funds may take a "long" or
"short" position with respect to the underlying referenced asset.
During the six months ended April 30, 2024, Aggressive Allocation and Global Stock used total rate of return swaps to achieve exposure to asset classes where liquid futures contracts do not exist or where pricing of the swap contract is more attractive than the futures contract.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
The amounts presented in the table below are offset first by financial instruments that have the right to offset under master netting or similar arrangements, then any remaining amount is reduced by cash and non-cash collateral received/pledged. The actual amounts of collateral may be greater than the amounts presented in the table.
The following table presents the gross and net information about assets subject to master netting arrangements, as presented in the Statement of Assets and Liabilities:
Mortgage Dollar Roll Transactions
— Certain Funds enter
into dollar roll transactions on securities issued or to be issued by the Government National Mortgage Association, Federal
National Mortgage Association and Federal Home Loan Mortgage
Corporation, in which the Funds sell mortgage securities and simultaneously agree to repurchase similar (same type and coupon)
securities at a later date at an agreed upon price. The Funds must maintain liquid securities having a value at least equal to the repurchase price (including accrued interest) for such dollar rolls. In addition, the Funds are required to segregate collateral with the fund custodian (depending on market movements) on their mortgage
dollar rolls.  The value of the securities that the Funds are required to purchase may decline below the agreed upon repurchase price of those securities.
During the period between the sale and repurchase, the Funds forgo principal and interest paid on the mortgage securities sold.
The Funds are compensated from negotiated fees paid by brokers offered as an inducement to the Funds to "roll over" their purchase commitments, thus enhancing the yield. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract.  These purchase and sale transactions may increase portfolio turnover rate.  The fees received are recognized over the roll period and are included in Income from mortgage dollar rolls in the Statement of Operations.
Securities Lending
— The Trust has entered into a Securities
Lending Agreement (the “Agreement”) with Goldman Sachs Bank
USA, doing business as Goldman Sachs Agency Lending ("GSAL").
The Agreement authorizes GSAL to lend securities to authorized borrowers on behalf of the Funds. Pursuant to the Agreement, loaned securities are typically initially collateralized equal to at least 102%
of the market value of U.S. securities and 105% of the market value of non-U.S. securities. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. Any additional collateral is adjusted and settled on the next business day. The Trust has the ability to recall the loans at any time and could do so in order to vote proxies or sell the loaned securities. All cash collateral received is invested in Thrivent Cash Management Trust. The Funds receive dividends and interest that would have been earned on the securities loaned while simultaneously seeking to earn income on the investment of cash collateral. Amounts earned on investments in Thrivent Cash
Management Trust, net of rebates, fees paid to GSAL for services provided and any other securities lending expenses, are included in affiliated income from securities loaned, net on the Statement of Operations. By investing any cash collateral it receives in these transactions, a Fund could realize additional gains or losses. If the
Gross Amounts Not Offset in the
Statement of Assets and Liabilities
Fund
Gross Amounts
of Recognized
Assets
Gross
Amounts
Offset
Net Amounts
of Recognized
Assets
Financial
Instruments
Cash
Collateral
Received
Non-Cash
Collateral
Received Net Amount
Money Market
Repurchase Agreements 130,000,000 – 130,000,000 130,000,000 – – –

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

borrower fails to return the securities or the invested collateral has declined in value, a Fund could lose money.  Generally, in the event of borrower default, a Fund has the right to use the collateral to offset any losses incurred. However, in the event a Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss. Some of these losses may be indemnified by the lending agent.
When-Issued and Delayed-Delivery Transactions
— Each
Fund may purchase or sell securities on a when-issued or delayed-
delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, a Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value.
A Fund may dispose of a delayed-delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, a Fund does not participate in future gains and losses with respect to the security.
Treasury Inflation Protected Securities
— Certain Funds
may invest in treasury inflation protected securities ("TIPS"). These securities are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The coupon interest rate is generally fixed at issuance. Interest is paid based on the principal value, which is adjusted for inflation. Any increase in the principal amount will be included as taxable interest in the Statement of Operations and received in cash upon maturity or sale of the security.
Repurchase Agreements
— Each Fund may engage in
repurchase agreement transactions in pursuit of its investment objective. A repurchase agreement consists of a purchase and a simultaneous agreement to resell an investment for later delivery at an agreed upon price and rate of interest. The Funds use a third-party custodian to maintain the collateral. If the original seller of a security subject to a repurchase agreement fails to repurchase the security at the agreed upon time, a Fund could incur a loss due to a drop in the value of the security during the time it takes the
Fund to either sell the security or take action to enforce the original seller’s agreement to repurchase the security. Also, if a defaulting original seller filed for bankruptcy or became insolvent, disposition of such security might be delayed by pending legal action. The
Funds may only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers that are found by the Adviser or subadviser to be creditworthy. During the six months ended April 30, 2024, Money Market Fund engaged in this type of investment.
Stripped Securities
— Certain Funds may invest in interest only
and principal only stripped mortgage or asset backed securities.
These securities represent a participation in securities that are structured in classes with rights to receive different portions of the interest and principal. Interest only securities receive all the interest, and principal only securities receive all the principal.  Interest only securities are particularly sensitive to changes in interest rates and therefore are subject to greater fluctuation in prices than typical interest bearing debt securities. As interest rates rise, the value of the interest only security increases. Similarly, as interest rates decrease, the value of the interest only security decreases. If the underlying pool of mortgages or assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in an interest only security. Principal only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is also highly sensitive to changes in interest rates.  As interest rates increase, the price of the principal only security decreases.  Similarly, as interest rates decrease, the price of the principal only security increases.  The principal only security represents the payment with the longest maturity, therefore making it the most sensitive to interest rate changes.
Accounting Estimates
— The preparation of financial statements
in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Contingent Liabilities
— International Allocation received
proceeds of $69,181.42 on September 19, 2022 in connection with a
Settlement Agreement with Satyam Computer Services Ltd., which has now merged with Tech Mahindra Limited (“Tech Mahindra”).
As part of the Settlement Agreement, International Allocation must indemnify Tech Mahindra for any tax liability owed in relation to the settlement payments, up to a maximum of $31,566.22, or
50% of the gross settlement consideration paid to the Fund. This loss contingency has not been accrued as a liability because the amount of potential indemnity and the likelihood of loss cannot be reasonably estimated and management does not expect that the
Fund’s assets will be subject to a loss contingency.
In the event of adversary action proceedings where a Fund is a defendant, a loss contingency will not be accrued as a liability until the amount of potential damages and the likelihood of loss can be reasonably estimated.  For the six months ended April 30, 2024, no contingent liabilities were reported.
Litigation
— Awards from class action litigation are recorded as
a reduction of cost if the Fund still owns the applicable securities on the payment date.  If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.
Bank Loans (Leveraged Loans)
— Certain Funds may invest in
bank loans, which are senior secured loans that are made by banks or other lending institutions to companies that are typically rated below investment grade.  A Fund may invest in multiple series or

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

tranches of a bank loan, with varying terms and different associated risks.  Transactions in bank loan securities may settle on a delayed basis, which may result in the proceeds of the sale to not be readily available for a Fund to make additional investments.  Interest rates of bank loan securities typically reset periodically, as the rates are tied to a reference index rate, plus a premium.  Income is recorded daily on bank loan securities.  On an ongoing basis, a Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of the bank loan.  This commitment fee is accrued as income over the term of the bank loan.  A Fund may receive consent and amendment fees for accepting an amendment to the current terms of a bank loan.  Consent and amendment fees are accrued as income when the changes to the bank loan are immaterial and to capital when the changes are material.
All or a portion of these bank loan commitments may be unfunded.
A Fund is obligated to fund these commitments at the borrower’s discretion. Therefore, the Fund must have funds sufficient to cover its contractual obligation. These unfunded bank loan commitments, which are marked-to-market daily, are presented in the Schedule of
Investments and included in Payable for investments purchased on a delayed-delivery basis on the Statement of Assets and Liabilities.
As of April 30, 2024, the Funds have the following unfunded bank loan commitments:
Private Equity Funds
— Typically, when a fund invests in
a Private Fund, the Fund makes a commitment to invest a
specified amount of capital in the applicable Private Fund. The capital commitment may be drawn by the general partner of the
Private Fund either all at once or through a series of capital calls at the discretion of the general partner. Thus, an unfunded capital commitment represents the portion of the Fund’s overall capital commitment that has not yet been called by the general partner.
Unfunded commitments may subject the Fund to certain risks. For example, the Fund may be required to: liquidate other portfolio investments, potentially at inopportune times, to obtain the cash needed to satisfy its obligations with respect to a capital call or borrow under a credit facility which may result in additional expenses to the Fund. Management recognizes these risks as potentially detrimental to the overall strategy and so the Fund will generally maintain with its custodian cash and/or, liquid investments having an aggregate value at least equal to the par value of unfunded capital commitments.
As of April 30, 2024, the unfunded capital commitments were as follows:
Line of Credit
— Each Fund (with the exception of Money Market
Fund) along with other portfolios managed by the investment adviser or an affiliate, participate in a $100 million ($50 million committed,
$50 million uncommitted) credit facility (the "line of credit") issued by State Street Bank and Trust Company to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes.  Interest is charged to each participating Fund based on its borrowings at the higher of the
Federal Funds Rate or the Overnight Bank Funding Rate plus, in each case, 0.10% plus a margin of 1.25%.  Each borrowing under the credit facility matures no later than 30 calendar days after the date of the borrowing.  Each participating Fund pays a commitment fee in proportion to their respective net assets.  The line of credit agreement shall expire on December 17, 2024 unless extended by mutual agreement of State Street Bank and Trust Company and
the Funds.  The Funds had no borrowings during the six months ended April 30, 2024.
Fund/Borrower
Unfunded Loan
Commitments
Thrivent High Yield Fund
Cedar Fair, LP, Term Loan $457,853
HLF Financing SARL, LLC, Term Loan $456,225
Truist Insurance Holdings, LLC, Term Loan $1,611,000
Total $2,525,078
Fund
Total
Commitments
Unfunded
Commitments
Percent
Funded
Aggressive Allocation 80,000,000 68,790,936 14.01%
Moderate Allocation 92,000,000 78,227,321 14.97%
Moderately Aggressive
Allocation 101,000,000 86,797,664 14.06%
Moderately Conservative
Allocation 24,000,000 20,330,117 15.29%
297,000,000 254,146,038 14.43%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

In-kind Redemptions
—  During the six months ended April 30, 2024, Goldman Sachs Asset Management LP redeemed their shares in-kind
(“in-kind redemption”) of Large Cap Value (the "underlying fund"). The underlying fund distributed fund securities and cash as payment for the redemption of these fund shares. For financial reporting purposes, the underlying fund recognizes gain on these transactions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; they recognize a loss if the cost exceeds the value. Gains or losses on in-kind redemptions are not recognized for tax purposes. The realized gains or losses below are included in the
Statement of Operations of the underlying fund as net realized gains/losses on in-kind redemptions. The in-kind amounts and shares redeemed are included in the Capital Stock Transactions of the Statement of Changes in Net Assets of the underlying fund. These in-kind transactions were conducted at market value. The transactions were as follows:
Other
— For financial statement purposes, investment security
transactions are accounted for on the trade date. Realized gains and losses from investment transactions are determined on a
specific cost identification basis, which is the same basis used for federal income tax purposes.
(3) FEES AND COMPENSATION PAID TO AFFILIATES
Investment Advisory Fees
— The Trust has entered into an Investment Advisory Agreement with Thrivent Asset Mgt. Under the Investment
Advisory Agreement, each of the Funds pays a fee for investment advisory services. The fees are accrued daily and paid monthly.
The annual rates of fees as a percent of average daily net assets under the Investment Advisory Agreement were as follows:
Underlying
Fund
Underlying
Shares
Redeemed Date
In-kind
Amount
Realized
Gain/(Loss)
Large Cap Value  3,243,243.243 1/12/2024 $89,708,108 $71,795,706
Fund (M - Millions) $0 to $500M
Over $500 to
$2,000M
Over $2,000 to
$5,000M
Over $5,000 to
$10,000M Over $10,000M
Aggressive Allocation 0.750% 0.725% 0.700% 0.675% 0.650%
Moderate Allocation 0.650% 0.625% 0.600% 0.575% 0.550%
Moderately Aggressive Allocation 0.700% 0.675% 0.650% 0.625% 0.600%
Moderately Conservative Allocation 0.600% 0.575% 0.550% 0.525% 0.500%
Fund (M - Millions) $0 to $250M
Over $250 to
$1,000M
Over $1,000 to
$1,500M
Over $1,500 to
$2,000M  Over $2,000M
International Allocation 0.700%  0.650%  0.625%  0.600% 0.600%
Money Market 0.250% 0.250% 0.250% 0.200% 0.200%
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Balanced Income Plus 0.550% 0.550% 0.550% 0.550% 0.550% 0.500% 0.500% 0.475% 0.475% 0.450% 0.425%
Global Stock 0.650% 0.650% 0.650% 0.650% 0.650% 0.575% 0.575% 0.500% 0.475% 0.450% 0.425%
Government Bond 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.350% 0.350% 0.350% 0.350%
High Income Municipal Bond 0.500% 0.500% 0.500% 0.500% 0.500% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
High Yield 0.400% 0.400% 0.400% 0.400% 0.400% 0.350% 0.350% 0.300% 0.300% 0.300% 0.300%
Income 0.350% 0.350% 0.350% 0.350% 0.350% 0.325% 0.325% 0.300% 0.300% 0.300% 0.300%
Large Cap Growth 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.675% 0.625% 0.600% 0.600% 0.600%
Large Cap Value 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450% 0.450%
Limited Maturity Bond 0.300% 0.300% 0.300% 0.300% 0.300% 0.275% 0.275% 0.250% 0.250% 0.250% 0.250%
Low Volatility Equity 0.600% 0.600% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500% 0.500%
Mid Cap Growth 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Mid Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Mid Cap Value 0.750% 0.750% 0.750% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700% 0.700%
Municipal Bond 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.350% 0.350% 0.325% 0.300%
Opportunity Income Plus 0.450% 0.450% 0.450% 0.450% 0.450% 0.400% 0.400% 0.375% 0.375% 0.350% 0.325%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

Expense Reimbursements
— For the six months ended April 30,
2024, contractual expense reimbursements, as a percentage of net assets, were in effect:
For the six months ended April 30, 2024, contractual expense reimbursements to limit expenses to the following percentages were in effect:
*Prior expense cap of 0.99% on Class A expired on December
31, 2023.
**Prior expense cap of 0.75% expired on February 29, 2024.
***Expense cap of 1.04% was effective on February 29, 2024.
Expense reimbursements are accrued daily and paid by
Thrivent Asset Mgt. monthly. Thrivent does not recoup amounts previously reimbursed or waived in prior fiscal years, but may recoup amounts reimbursed or waived in prior months within the same fiscal year.  Acquired fund fees and expenses incurred by the
Funds by investing in other open-ended funds are excluded from reimbursements accrued by the Funds.
Subject to certain limitations, all Funds in the Trust except for
Money Market Fund may invest in other Funds, Thrivent Cash
Management Trust, and Thrivent Core Funds. These related-party transactions are subject to the same terms as non-related party transactions.  To avoid duplicate investment advisory fees, Thrivent
Asset Mgt. reimburses an amount equal to any investment advisory fees indirectly incurred by the Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash Management Trust.
There are no advisory fees for Thrivent Core Funds, and therefore no reimbursement is made related to an investment in these funds.
Distribution Plan
— Thrivent Distributors, LLC is the Trust's
distributor.  The Trust has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Class A shares have an annual
12b-1 fee of 0.25% for all Funds other than Government Bond and
Limited Maturity Bond, which have a 12b-1 fee of 0.125%, and
Money Market, which does not have a 12b-1 fee.
Sales Charges and Other Fees
— For the six months ended
April 30, 2024, Thrivent Investment Management Inc. ("Thrivent
Investment Mgt.") and Thrivent Distributors, LLC received $350,332 of aggregate underwriting concessions from the sales of the Trust’s
Class A shares. Sales charges are not an expense of the Trust and are not reflected in the financial statements of any of the Funds.
The Trust has entered into an accounting and administrative
services agreement with Thrivent Asset Mgt. pursuant to which
Thrivent Asset Mgt. provides certain accounting and administrative personnel and services to the Funds. Each Fund pays a fee equal to the sum of $80,000 ($70,000 prior to January 1, 2024) plus
0.017% of the Fund's average daily net assets to Thrivent Asset Mgt.
These fees are accrued daily and paid monthly. For the six months ended April 30, 2024, Thrivent Asset Mgt. received aggregate fees for accounting and administrative personnel and services of $3,616,765 from the Trust.
The Trust has entered into an agreement with Thrivent
Financial Investor Services Inc. (“Thrivent Investor Services”) to
provide transfer agency and dividend payment services necessary to the Funds on a per-account basis for direct-at-fund accounts, and sub transfer agency services based on assets under management for third party intermediary accounts.  These fees are accrued daily and paid monthly. For the six months ended April 30, 2024, Thrivent
Investor Services received $13,974,669 for transfer agent services from the Trust.
Each Trustee who is not affiliated with the Adviser receives an annual fee from the Trust for services as a Trustee and is eligible to participate in a deferred compensation plan with respect to fees received from the Trust. Participants in the plan may designate their deferred Trustee’s fees as if invested in a series of the Thrivent
Mutual Funds.  Thrivent Money Market is not eligible for the deferral plan. The value of each Trustee’s deferred compensation account will increase or decrease as if invested in shares of a particular series of Thrivent Mutual Funds. Each participant's fees as well as the change in value are included in Trustee fees in the Statement of Operations. The deferred fees remain in the appropriate series of Thrivent Mutual Funds until distribution in accordance with the plan. The Payable for trustee deferred compensation, located in the
Statement of Assets and Liabilities, is unsecured.
Those Trustees not participating in the above plan
received $482,162 in fees from the Trust for the Funds covered in this shareholder report for the six months ended April 30, 2024. In
Fund (M - Millions)
$0 to
$50M
Over $50
to $100M
Over
$100 to
$200M
Over
$200 to
$250M
Over
$250 to
$500M
Over
$500 to
$750M
Over
$750 to
$1,000M
Over
$1,000 to
$2,000M
Over
$2,000 to
$2,500M
Over
$2,500 to
$5,000M
Over
$5,000M
Small Cap Growth 0.800% 0.800% 0.800% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750% 0.750%
Small Cap Stock 0.700% 0.700% 0.700% 0.650% 0.650% 0.650% 0.650% 0.600% 0.600% 0.550% 0.525%
Fund Class A Class S
Expiration
Date
Money Market 0.05% N/A 2/28/2025
Fund Class A Class S
Expiration
Date
Balanced Income Plus 0.97%* N/A 2/28/2025
Government Bond 0.80%** 0.52% 2/28/2025
High Income Municipal
Bond N/A 0.60% 2/28/2025
International Allocation 1.17% N/A 2/28/2025
Large Cap Growth 1.04%*** N/A 2/28/2025
Low Volatility Equity N/A 0.95% 2/28/2025
Mid Cap Growth N/A 0.90% 2/28/2025
Mid Cap Value N/A 0.90% 2/28/2025
Municipal Bond N/A 0.51% 2/28/2025
Small Cap Growth N/A 0.95% 2/28/2025

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

addition, the Trust reimbursed independent Trustees for reasonable expenses incurred in relation to attendance at Board meetings and industry conferences.
Certain officers and non-independent Trustees of the Trust are officers and directors of Thrivent Asset Mgt., Thrivent Investment Mgt.,
Thrivent Investor Services and Thrivent Distributors, LLC; however, they receive no compensation from the Trust. Affiliated employees and board consultants are reimbursed for reasonable expenses incurred in relation to board meeting attendance.
Acquired Fund Fees and Expenses
— Some Funds invest in
other open-ended funds. Fees and expenses of those underlying funds are not included in those Funds' expense ratios reported in the Financial Highlights. The Funds indirectly bear their proportionate share of the annualized weighted average expense ratio of the underlying funds in which they invest. The Adviser has contractually agreed, for as long as the current fee structure is in place, to waive an amount equal to any investment advisory fees indirectly incurred by the Asset Allocation Funds as a result of their investment in any other mutual fund for which the Adviser or an affiliate serves as investment adviser, other than Thrivent Cash
Management Trust.  This contractual provision may be terminated upon the mutual agreement between the Independent Trustees
of the Trust and the Adviser.  For the six months ended April 30,
2024, the following expense reimbursements, as a percentage of net assets, were in effect:
Aggressive Allocation 0.17% 0.17% 2/28/2025
Moderate Allocation 0.20% 0.20% 2/28/2025
Moderately Aggressive 0.24% 0.24% 2/28/2025
Allocation
Moderately Conservative 0.16% 0.16% 2/28/2025
Allocation
Interfund Lending
— The Funds may participate in an interfund
lending program (the "Program") pursuant to an exemptive order issued by the SEC.  The Program permits the Funds to borrow
cash for temporary purposes from Thrivent Core Short-Term
Reserve.  Interest is charged to each participating Fund based on its borrowings at the average of the repo rate and bank loan rate, each as defined in the Program.  Each borrowing made under the
Program matures no later than seven calendar days after the date of the borrowing, and each borrowing must be securitized by a pledge of segregated collateral with a market value at least equal to 102%
of the outstanding principal value of the loan.  For the six months ended April 30, 2024, none of the Funds borrowed cash through the Program.
(4) FEDERAL INCOME TAX INFORMATION
Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from
GAAP.  To the extent that these differences are permanent in nature,
GAAP requires such amounts to be reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.  At fiscal year-end, the character and the amount of distributions, on a tax basis and components of distributable earnings, are finalized.  Therefore, as of
April 30, 2024, the tax basis balance has not yet been determined.
At October 31, 2023, the following Funds had accumulated
net capital loss carryovers as follows:
* These capital loss carryovers are limited under the Internal
Revenue Code as to future utilization.
To the extent that these Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryovers as permitted by the Internal Revenue Code.
(5) SECURITY TRANSACTIONS
Purchases and Sales of Investment Securities
— For the
six months ended April 30, 2024, the cost of purchases and the proceeds from sales of investment securities, other than U.S.
Government and short-term securities, were as follows:
Fund Class A Class S
Expiration
Date
Fund
Capital Loss
Carryover
Balanced Income Plus $ 5,654,086
Global Stock * 6,119,701
Government Bond 9,351,471
High Income Municipal Bond 1,805,002
High Yield 86,751,486
Income 65,478,493
International Allocation * 74,412,125
Limited Maturity Bond 16,124,536
Mid Cap Growth 3,406,625
Mid Cap Value 203,638
Moderately Conservative
Allocation 29,165,733
Municipal Bond 65,361,899
Opportunity Income Plus 65,151,098
Small Cap Growth 33,631,403
Small Cap Stock 74 , 452 , 983
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $392,566 $320,714
Balanced Income Plus 78,372 97,383
Global Stock 475,564 478,111
Government Bond – 4,015
High Income Municipal Bond 11,108 12,107
High Yield 187,460 192,263
Income 219,405 129,067
International Allocation 326,328 370,960
Large Cap Growth 577,067 558,039
Large Cap Value 460,845 374,241
Limited Maturity Bond 273,679 328,026
Low Volatility Equity 11,558 16,173
Mid Cap Growth 11,453 9,202
Mid Cap Stock 939,685 1,136,568
Mid Cap Value 11,527 11,613
Moderate Allocation 362,700 420,013
Moderately Aggressive Allocation 607,384 459,959
Moderately Conservative Allocation 92,837 156,684
Municipal Bond 135,102 177,100
Opportunity Income Plus 192,017 174,177

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

Purchases and sales of U.S. Government securities were:
Investments in Restricted Securities
— Certain Funds may
own restricted securities which were purchased in private placement transactions without registration under the Securities Act of 1933.
Unless such securities subsequently become registered, they
generally may be resold only in privately negotiated transactions with a limited number of purchasers. As of April 30, 2024, the following Funds held restricted securities:
The Funds have no right to require registration of unregistered securities.
(6) SECURITY TRANSACTIONS WITH AFFILIATED FUNDS
The Funds are permitted to engage in securities transactions with affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board. The procedures have
been designed to ensure that any purchase or sale of securities by a Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is executed at the current market price.
During the six months ended April 30, 2024, the following Funds engaged in purchase transactions pursuant to Rule 17a-7 of the
1940 Act.  These transaction amounts were greater than 0.045% of the respective fund's net assets:
During the six months ended April 30, 2024, the following Funds engaged in sale transactions pursuant to Rule 17a-7 of the 1940
Act. These transaction amounts were greater than 0.045% of the respective fund's net assets:
(7) RELATED PARTY TRANSACTIONS
As of April 30, 2024, related parties (other than the Thrivent Asset
Allocation Funds) held the following shares in excess of 5% of
Thrivent Mutual Funds:
As of April 30, 2024, retirement plans sponsored by Thrivent
Financial for Lutherans held the following shares in excess of 5% of
Thrivent Mutual Funds:
Subscription and redemption activity by concentrated accounts may have a significant effect on the operation of these Funds. In the case of a large redemption, these Funds may be forced to sell investments at inopportune times, resulting in additional losses for the Funds.
(8) SUBSEQUENT EVENTS
The Adviser of the Funds has evaluated the impact of subsequent events through the date the financial statements were issued, and, except as already included in the Notes to Financial Statements, has determined that no additional items require disclosure.
(9) MARKET RISK
Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices
In thousands
Fund Purchases
Sales/
Paydowns
Small Cap Growth 79,203 82,715
Small Cap Stock 826,993 612,693
In thousands
Fund Purchases
Sales/
Paydowns
Aggressive Allocation $174,428 $171,870
Balanced Income Plus 69,267 61,583
Government Bond 154,291 204,053
Income 75,088 54,921
Limited Maturity Bond 20,797 36,531
Moderate Allocation 358,561 320,939
Moderately Aggressive Allocation 179,116 157,302
Moderately Conservative Allocation 189,637 175,727
Opportunity Income Plus 195,686 183,984
Fund
Number of
Securities
Percent of Fund's
Net Assets
Aggressive Allocation 3 0.59%
Balanced Income Plus 1 0.00%
High Yield 4 0.20%
Income 1 0.01%
Limited Maturity Bond 1 0.01%
Moderate Allocation 3 0.50%
Moderately Aggressive
Allocation 3 0.42%
Moderately Conservative
Allocation 3 0.44%
Municipal Bond 1 0.06%
Opportunity Income Plus 2 0.04%
Fund Purchase Amount
Aggressive Allocation  $24,235,063
Moderately Aggressive Allocation 43,627,705
Small Cap Stock 52,154,133
Fund
Sales
Proceeds
 Realized
Gain/(Loss)
Aggressive Allocation $3,658,782 $243,138
Balanced Income Plus 1,433,809 84,376
Moderate Allocation 810,407 64,730
Moderately Aggressive Allocation 2,749,744 193,890
Moderately Conservative Allocation 377,980 24,996
Fund Shares
Percent
of Fund's
Outstanding
Shares
Moderately Aggressive Allocation 14,216,140 5. 4%
Fund Shares
Percent
of Fund's
Outstanding
Shares
Aggressive Allocation 1 3 , 347 , 673 9. 8%
Income 8,571,734 6.6%
Moderate Allocation 11 , 955 , 327 5 . 1%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

decline.  The value of a Fund's investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Fund's benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including the spread of infectious illness, public health threats, war, terrorism, natural disasters or similar events. As of April 30, 2024, the following Funds had portfolio concentration greater than 25% in certain sectors.
(10) SIGNIFICANT RISKS
Investing in the Funds involves risks.  The following is an
alphabetical list of significant risks in investing in the Funds.  The risks applicable to each Fund are listed in the Portfolio Perspectives section above.
Allocation Risk
— The Fund’s investment performance depends
upon how its assets are allocated across broad asset categories and applicable sub-classes within such categories. Some broad asset categories and sub-classes may perform below expectations or the securities markets generally over short and extended
periods. Therefore, a principal risk of investing in the Fund is that the allocation strategies used and the allocation decisions made will not produce the desired results.
Collateralized Debt Obligations Risk
— The risks of an
investment in a collateralized debt obligation (“CDO”) depend largely on the quality and type of the collateral and the tranche of the CDO in which the Fund invests. In addition to the typical risks associated with fixed income securities and asset-backed securities, CDOs carry additional risks including, but not limited to:
(i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default, decline in value, and/or be downgraded; (iii)
the Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by the Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced “fire sale” liquidation due to technical defaults such as coverage test failures; and (viii)
the CDO’s manager may perform poorly.
Conflicts of Interest Risk
— An investment in the Fund is subject
to a number of actual or potential conflicts of interest. For example, the Adviser or its affiliates may provide services to the Fund for which the Fund would compensate the Adviser and/or such affiliates. The
Fund may invest in other pooled investment vehicles sponsored, managed, or otherwise affiliated with the Adviser, including other
Funds. The Adviser may have an incentive (financial or otherwise)
to enter into transactions or arrangements on behalf of the Fund with itself or its affiliates in circumstances where it might not have done so otherwise.
The Adviser or its affiliates manage other investment funds and/
or accounts (including proprietary accounts) and have other clients with investment objectives and strategies that are similar to, or overlap with, the investment objective and strategy of the Fund, creating conflicts of interest in investment and allocation decisions regarding the allocation of investments that could be appropriate for the Fund and other clients of the Adviser or their affiliates.
Convertible Securities Risk
— Convertible securities are subject
to the usual risks associated with debt securities, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert, and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Credit Risk
— Credit risk is the risk that an issuer of a debt security
to which the Fund is exposed may no longer be able or willing to pay its debt. As a result of such an event, the debt security may decline in price and affect the value of the Fund.
Cybersecurity Risk
— The Funds and their service providers
may be susceptible to operational, information security, privacy, fraud, business disruption, and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events.
Cyber-attacks include, but are not limited to, gaining unauthorized access to digital systems to misappropriate assets or sensitive information, corrupt data, or otherwise disrupt operations. Cyber incidents affecting the Adviser or other service providers (including, but not limited to, fund accountants, custodians, transfer agents, and financial intermediaries) have the ability to disrupt and impact business operations, potentially resulting in financial losses, by interfering with the Funds’ ability to calculate their NAV, corrupting data or preventing parties from sharing information necessary for the Funds’ operation, preventing or slowing trades, stopping shareholders from making transactions, potentially subjecting the
Funds or the Adviser to regulatory fines and penalties, and creating additional compliance costs. Similar types of cybersecurity risks are also present for issuers or securities in which the Funds may invest, which could result in material adverse consequences for such issuers and may cause the Funds’ investments in such companies to lose value. While the Funds’ service providers have established business continuity plans in the event of such cyber incidents, there are inherent limitations in such plans and systems. Additionally, the
Funds cannot control the cybersecurity plans and systems put in place by their service providers or any other third parties whose operations may affect the Funds or their shareholders. Although
Fund Sector
% of Total Net
Assets
Government Bond U.S Govt. & Agencies 39.5%
Government Bond Mortgage-Backed Securities 37.1%
High Income Municipal
Bond Education 29.1%
Income Financials 34.8%
Large Cap Growth Information Technology 39.7%
Limited Maturity Bond Financials 33.0%
Mid Cap Growth Information Technology 27.5%
Small Cap Growth Information Technology 26.2%

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

each Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service. The value of an investment in a
Fund’s shares may be adversely affected by the occurrence of the operational errors or failures or technological issues or other similar events and a Fund and its shareholders may bear costs tied to these risks.
Derivatives Risk
— The use of derivatives (such as futures,
options, credit default swaps, and total return swaps) involves additional risks and transaction costs which could leave a Fund in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and a Fund could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.
Some derivatives may give rise to a form of economic leverage, and may expose the Fund to greater risk and increase its costs.
Such leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any required asset segregation requirements. Increases and decreases in the value of the Fund’s portfolio will be magnified when the Fund uses leverage. Futures contracts, options on futures contracts, forward contracts, and options on derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged.
The success of a Fund’s derivatives strategies will depend on the Adviser’s ability to assess and predict the impact of market or economic developments on the underlying asset, index or
rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
Swap agreements may involve fees, commissions or other costs that may reduce a Fund’s gains from a swap agreement or may
cause a Fund to lose money. Futures contracts are subject to the risk that an exchange may impose price fluctuation limits, which may make it difficult or impossible for a Fund to close out a position when desired.
Emerging Markets Risk
— The risks and volatility of investing
in foreign securities is increased in connection with investments in emerging markets. The economic, political and market structures of developing countries in emerging markets, in most cases, are not as strong as the structures in the U.S. or other developed countries in terms of wealth, stability, liquidity and transparency. A Fund may not achieve its investment objective and portfolio performance will likely be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries in the midst of, among other things, hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies, and the risks of such events are heightened within emerging market countries. Fund performance may also be negatively affected by portfolio exposure to countries and corporations domiciled in, or with revenue exposures to, countries with less developed or unreliable legal, tax, regulatory, accounting, recordkeeping and corporate governance systems
and standards. In particular, there may be less publicly available and transparent information about issuers in emerging markets than would be available about issuers in more developed capital markets because such issuers may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those to which U.S. companies are subject. Emerging markets may also have differing legal systems, many of which provide fewer security holder rights and practical remedies to pursue claims than are available for securities of companies in the U.S. or other developed countries, including class actions or fraud claims.
Significant buying or selling actions by a few major investors may also heighten the volatility of emerging market securities.
Equity Security Risk
— Equity securities held by the Fund may
decline significantly in price, sometimes rapidly or unpredictably, over short or extended periods of time, and such declines may occur because of declines in the equity market as a whole, or because of declines in only a particular country, geographic region, company, industry, or sector of the market. From time to time, the
Fund may invest a significant portion of its assets in companies in one particular country or geographic region or one or more related sectors or industries which would make the Fund more vulnerable to adverse developments affecting such countries, geographic regions, sectors or industries. Equity securities are generally more volatile than most debt securities.
Financial Sector Risk
— To the extent that the financials sector
continues to represent a significant portion of the Fund, the Fund will be sensitive to changes in, and its performance may depend to a greater extent on, factors impacting this sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. The impact of more stringent capital requirements, recent or future regulation of any individual financial company or recent or future regulation of the financials sector as a whole cannot be predicted. In recent years, cyber attacks and technology malfunctions and failures have become increasingly frequent in this sector and have caused significant losses.
Foreign Currency Risk
— The value of a foreign currency may
decline against the U.S. dollar, which would reduce the dollar value of securities denominated in that currency. The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented,
how each one appreciates or depreciates in relation to the U.S.
dollar, and whether currency positions are hedged. Under normal conditions, the Fund does not engage in extensive foreign currency

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

hedging programs. Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.
Foreign Securities Risk
— Foreign securities generally carry
more risk and are more volatile than their domestic counterparts, in part because of potential for higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates where investments are denominated in currencies other than the U.S. dollar. Certain events in foreign markets may adversely affect foreign and domestic issuers, including interruptions in the global supply chain, market closures, war, terrorism, natural disasters and outbreak of infectious diseases. The Fund’s
investment in any country could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes that would have an adverse effect on security prices, and impair the
Fund’s ability to repatriate capital or income. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid.
Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.
Futures Contract Risk
— The value of a futures contract tends to
increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. In addition, the value of the futures contract may not accurately track the value of the underlying instrument.
Government Securities Risk
— The Fund invests in securities
issued or guaranteed by the U.S. government or its agencies
and instrumentalities (such as Federal Home Loan Bank, Ginnie
Mae, Fannie Mae or Freddie Mac securities). Securities issued or guaranteed by Federal Home Loan Banks, Ginnie Mae, Fannie Mae
or Freddie Mac are not issued directly by the U.S. government.
Ginnie Mae is a wholly owned U.S. corporation that is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest of its securities. By contrast, securities issued or guaranteed by U.S. government-
related organizations such as Federal Home Loan Banks, Fannie
Mae and Freddie Mac are not backed by the full faith and credit of the U.S. government. No assurance can be given that the U.S.
government would provide financial support to its agencies and instrumentalities if not required to do so by law. In addition, the value of U.S. Government securities may be affected by changes in the credit rating of the U.S. government, which may be negatively impacted by rising levels of indebtedness. It is possible that issuers of U.S. government securities will not have the funds to meet their payments obligations in the future.
Growth Investing Risk
— Growth style investing includes the risk
of investing in securities whose prices historically have been more volatile than other securities, especially over the short term. Growth stock prices reflect projections of future earnings or revenues and, if a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically.
High Yield Risk
— High yield securities – commonly known
as “junk bonds” – to which the Fund is exposed are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Fund may be negatively affected. High yield securities generally have a less liquid resale market.
Inflation-Linked Security Risk
— Inflation-linked debt securities,
such as TIPS, are subject to the effects of changes in market interest rates caused by factors other than inflation (real interest rates). In general, the price of an inflation-linked security tends to decrease when real interest rates increase and can increase when real interest rates decrease. Interest payments on inflation-linked securities are unpredictable and will fluctuate as the principal and interest are adjusted for inflation. Any increase in the principal amount of an inflation-linked debt security will be considered taxable ordinary income, even though the Fund will not receive the principal until maturity.
There can also be no assurance that the inflation index used will accurately measure the real rate of inflation in the prices of goods and services. The Fund’s investments in inflation-linked securities may lose value in the event that the actual rate of inflation is different than the rate of the inflation index. In addition, inflation-linked securities are subject to the risk that the Consumer Price Index for
All Urban Consumers (CPI-U) or other relevant pricing index may be discontinued, fundamentally altered in a manner materially adverse to the interests of an investor in the securities, altered by legislation or Executive Order in a materially adverse manner to the interests of an investor in the securities or substituted with an alternative index.
Interest Rate Risk
— Interest rate risk is the risk that prices of debt
securities decline in value when interest rates rise for debt securities that pay a fixed rate of interest. Debt securities with longer durations
(a measure of price sensitivity of a bond or bond fund to changes in interest rates) or maturities (i.e., the amount of time until a bond’s issuer must pay its principal or face value) tend to be more sensitive to changes in interest rates than debt securities with shorter durations or maturities. Changes in general economic conditions, inflation, and monetary policies, such as certain types of interest rate changes by the Federal Reserve could affect interest rates and

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

the value of some securities. During periods of low interest rates or when inflation rates are high or rising, the Fund may be subject to a greater risk of rising interest rates.
Investing-in-Funds Risk
— Each of the Thrivent Aggressive
Allocation Fund, Thrivent Moderate Allocation Fund, Thrivent
Moderately Aggressive Allocation Fund and Thrivent Moderately
Conservative Allocation Fund (each, a “Thrivent Asset Allocation
Fund”) allocate their assets among certain other funds managed by the Adviser or an affiliate (“Affiliated Funds”). From time to time, one or more of the Affiliated Funds may experience relatively large investments or redemptions due to reallocations or rebalancings by the Thrivent Asset Allocation Funds or other investors. These transactions may affect the Affiliated Funds since Affiliated
Funds that experience redemptions as a result of reallocations or rebalancings may have to sell Fund securities and since Affiliated
Funds that receive additional cash will have to invest such cash.
These effects may be particularly important when one or more of the
Thrivent Asset Allocation Funds owns a substantial portion of any
Affiliated Fund. While it is impossible to predict the overall impact of these transactions over time, the performance of an Affiliated Fund may be adversely affected if the Affiliated Fund is required to sell securities or invest cash at inopportune times. These transactions could also increase transaction costs and accelerate the realization of taxable income if sales of securities resulted in gains. Because the Thrivent Asset Allocation Funds may own substantial portions of some Affiliated Funds, a redemption or reallocation by a Thrivent
Asset Allocation Fund away from an Affiliated Fund could cause the
Affiliated Fund’s expenses to increase.
Investment Adviser Risk
— The Fund is actively managed and
the success of its investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Fund invests. The assessment of potential Fund
investments may prove incorrect, resulting in losses or poor performance, even in rising markets. There is also no guarantee that the Adviser will be able to effectively implement the Fund’s investment objective.
Issuer Risk
— Issuer risk is the possibility that factors specific to
an issuer to which the Fund is exposed will affect the market prices of the issuer’s securities and therefore the value of the Fund.
Large Cap Risk
— Large-sized companies may be unable to
respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
Large Shareholder Risk
— From time to time, shareholders
of a Fund (which may include institutional investors, financial intermediaries, or affiliated Funds) may make relatively large redemptions or purchases of shares. These transactions may
cause a Fund to sell securities at disadvantageous prices or invest additional cash, as the case may be. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on a Fund’s performance to the extent that a Fund may be required to sell securities or invest cash at times when it would not otherwise do so. Redemptions of a large number of shares also may increase transaction costs or have adverse tax consequences for shareholders of the Fund by requiring a sale of portfolio securities. In addition, a large redemption could result in a
Fund's current expenses being allocated over a smaller asset base, leading to an increase in the Fund's expense ratio.
Leveraged Loan Risk
— Leveraged loans (also known as
bank loans) are subject to the risks typically associated with debt securities. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Below investment-grade leveraged loans are typically more credit sensitive. Also, some leveraged loans are known as “covenant lite” loans, which have contractual provisions that are more favorable to borrowers and provide less protection for lenders such as the Fund. As a result, the Fund could experience relatively greater difficulty or delays in enforcing its rights on its holdings of covenant lite loans than its holdings of loans with financial maintenance covenants, which may result in losses. In the event of fraud or misrepresentation, the Fund may not be protected under federal securities laws with respect to leveraged loans that may not be in the form of “securities.” The settlement period for some leveraged loans may be more than seven days.
Liquidity Risk
— Liquidity is the ability to sell a security relatively
quickly for a price that most closely reflects the actual value of the security. To the extent that dealers do not maintain inventories of bonds that keep pace with the growth of the bond markets
over time, relatively low levels of dealer inventories could lead to decreased liquidity and increased volatility in the fixed income markets, particularly during periods of economic or market stress.
As a result of this decreased liquidity, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on performance.
Market Risk
— Over time, securities markets generally tend to
move in cycles with periods when security prices rise and periods when security prices decline. The value of the Fund’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by
the Fund’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry or market sector, or due to impacts from domestic or global events, including regulatory events, economic downturn, government shutdowns,

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

the spread of infectious illness such as the outbreak of COVID-19, public health crises, war, terrorism, social unrest, recessions, natural disasters or similar events.
Mid Cap Risk
— Medium-sized companies often have greater
price volatility, lower trading volume, and less liquidity than larger, more-established companies. These companies tend to have
smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.
Money Market Fund Risk
— You could lose money by investing
in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Mortgage-Backed and Other Asset-Backed Securities
Risk
— The value of mortgage-backed and asset-backed securities
will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-
related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.
In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the repayment patterns of the underlying security. If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-
backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.
This effect may cause the value of the Fund to decline and reduce the overall return of the Fund. Mortgage-backed securities are also subject to extension risk, which is the risk that when interest rates rise, certain mortgage-backed securities will be paid in full by the issuer more slowly than anticipated. This can cause the market value of the security to fall because the market may view its interest rate as low for a longer-term investment.
Municipal Bond Risk
— The Fund’s performance may be
affected by political and economic conditions at the state, regional or federal level. These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. Some municipal bonds may be repaid prior to maturity if interest rates decrease. As a result, the value of the Fund’s shares may fluctuate significantly in the short term.
Non-Diversified Risk
— The Fund is not “diversified” within
the meaning of the 1940 Act. That means the Fund may invest a greater percentage of its assets in the securities of any single issuer compared to other funds. A non-diversified portfolio is generally more susceptible than a diversified portfolio to the risk that events or developments affecting a particular issuer or industry will significantly affect the Fund’s performance.
Other Funds Risk
— Because the Fund invests in other funds,
the performance of the Fund is dependent, in part, upon the
performance of other funds in which the Fund may invest. As a result, the Fund is subject to the same risks as those faced by the other funds. In addition, other funds may be subject to additional fees and expenses that will be borne by the Fund.
Portfolio Turnover Rate Risk
— The Fund may engage in
active and frequent trading of portfolio securities in implementing its principal investment strategies. A high rate of portfolio turnover
(100% or more) involves correspondingly greater expenses which are borne by the Fund and its shareholders and may also result in short-term capital gains taxable to shareholders.
Preferred Securities Risk
— There are certain additional risks
associated with investing in preferred securities, including, but not limited to, preferred securities may include provisions that permit the issuer, at its discretion, to defer or omit distributions for a stated period without any adverse consequences to the issuer;
preferred securities are generally subordinated to bonds and other debt instruments in a company’s capital structure in terms of having priority to corporate income and liquidation payments, and therefore will be subject to greater credit risk than more senior debt instruments; preferred securities may be substantially less liquid than many other securities, such as common stocks or U.S.
Government securities; generally, traditional preferred securities offer no voting rights with respect to the issuing company unless preferred dividends have been in arrears for a specified number of periods, at which time the preferred security holders may elect a number of directors to the issuer’s board; and in certain varying circumstances, an issuer of preferred securities may redeem the securities prior to a specified date.
Prepayment Risk
— When interest rates fall, certain obligations
will be paid off by the obligor more quickly than originally anticipated, and a Fund may have to invest the proceeds in securities with lower yields. In periods of falling interest rates, the rate of prepayments tends to increase (as does price fluctuation) as borrowers are motivated to pay off debt and refinance at new lower rates. During such periods, reinvestment of the prepayment proceeds by the management team will generally be at lower rates of return than the return on the assets that were prepaid. Prepayment generally reduces the yield to maturity and the average life of the security.
Quantitative Investing Risk
— Securities selected according to
a quantitative analysis methodology can perform differently from the market as a whole based on the model and the factors used in the analysis, the weight placed on each factor and changes in the factor’s historical trends. Such models are based on assumptions relating to these and other market factors, and the models may not take into account certain factors, or perform as intended, and may

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

result in a decline in the value of the Fund’s portfolio. Among other risks, results generated by such models may be impaired by errors in human judgment, data imprecision, software or other technology systems malfunctions, or programming flaws. Such models may
not perform as expected or may underperform in periods of market volatility.
Real Estate Investment Trust (“REIT”) Risk
— REITs generally
can be divided into three types: equity REITs, mortgage REITs, and hybrid REITs (which combine the characteristics of equity
REITs and mortgage REITs). Equity REITs will be affected by
changes in the values of, and income from, the properties they own, while mortgage REITs may be affected by the credit quality of the mortgage loans they hold. All REIT types may be affected by changes in interest rates. The effect of rising interest rates is generally more pronounced for high dividend paying stock than for stocks that pay little or no dividends. This may cause the value of real estate securities to decline during periods of rising interest rates, which would reduce the overall return of the Fund. REITs are subject to additional risks, including the fact that they are dependent on specialized management skills that may affect the REITs’ abilities to generate cash flows for operating purposes and for making investor distributions. REITs may have limited diversification and are subject to the risks associated with obtaining financing for real property. As with any investment, there is a risk that REIT securities and other real estate industry investments may be overvalued at the time of purchase. In addition, a REIT can pass its income through to its investors without any tax at the entity level if it complies with various requirements under the Internal Revenue Code. There is the risk, however, that a REIT held by the Fund will fail to qualify for this tax-free pass-through treatment of its income. By investing in REITs indirectly through the Fund, in addition to bearing a proportionate share of the expenses of the Fund, you will also indirectly bear similar expenses of the REITs in which the Fund invests.
Redemption Risk
— The Fund may need to sell portfolio securities
to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of Fund shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities are illiquid. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders.
Regulatory Risk
— Legal, tax, and regulatory developments
may adversely affect the Funds. Securities and futures markets are subject to comprehensive statutes, regulations, and margin requirements enforced by the SEC, other regulators and
self-regulatory organizations, and exchanges, which are authorized to take extraordinary actions in the event of market emergencies.
The regulatory environment for the Funds is evolving, and changes in the regulation of investment funds, managers, and their trading activities and capital markets, or a regulator’s disagreement with the Funds’ interpretation of the application of certain regulations, may adversely affect the ability of a Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund.
Repurchase Agreement Risk
— If the seller of a repurchase
agreement defaults or is otherwise unable to fulfill its obligations, the Fund may incur losses as a result of selling the underlying securities, enforcing its rights, or a decline in the value of collateral.
Small Cap Risk
— Smaller, less seasoned companies often have
greater price volatility, lower trading volume, and less liquidity than larger, more established companies. These companies tend to have small revenues, narrower product lines, less management depth and experience, small shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies. Such companies seldom pay significant dividends that could soften the impact of a falling market on returns.
Sovereign Debt Risk
— Sovereign debt securities are issued or
guaranteed by foreign governmental entities. These investments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity’s debt position in relation to the economy or the failure to put in place economic reforms required by the International
Monetary Fund or other multilateral agencies. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There is no legal process for collecting sovereign debts that a government does not pay nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.
Tax Risk
— Changes in federal income tax laws or rates may affect
both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund. Since the Fund may invest in municipal securities subject to the federal alternative minimum tax without limitation, the Fund may not be suitable for investors who already are or could be subject to the federal alternative minimum tax.
Technology-Oriented Companies Risk
— Common stocks
of companies that rely extensively on technology, science or communications in their product development or operations may be more volatile than the overall stock market and may or may not move in tandem with the overall stock market. Technology, science and communications are rapidly changing fields, and stocks of these companies, especially of smaller or unseasoned companies, may be subject to more abrupt or erratic market movements than the stock market in general. There are significant competitive pressures among technology-oriented companies and the products or
operations of such companies may become obsolete quickly. In

Thrivent Mutual Funds
Notes to Financial Statements
April 30, 2024
(unaudited)

addition, these companies may have limited product lines, markets or financial resources and the management of such companies may be more dependent upon one or a few key people.
Value Investing Risk
— Value style investing includes the risk
that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn’t recognize their intrinsic value or if value stocks are out of favor.

Thrivent Mutual Funds
Financial Highlights
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
f
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Aggressive Allocation Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 15.99 $ 0.19 $ 2.74 $ 2.93 $ (0.25) $ (0.41)
Year Ended 10/31/2023 15.65 0.21 0.52 0.73 (0.13) (0.26)
Year Ended 10/31/2022 21.04 0.14 (3.54) (3.40) (0.22) (1.77)
Year Ended 10/31/2021 15.58 0.06 5.95 6.01 (0.08) (0.47)
Year Ended 10/31/2020 15.77 0.11 0.71 0.82 (0.16) (0.85)
Year Ended 10/31/2019 15.68 0.13 1.24 1.37 (0.16) (1.12)
Class A Shares
Period Ended 4/30/2024 (unaudited) 15.79 0.17 2.69 2.86 (0.22) (0.41)
Year Ended 10/31/2023 15.45 0.19 0.52 0.71 (0.11) (0.26)
Year Ended 10/31/2022 20.79 0.09 (3.47) (3.38) (0.19) (1.77)
Year Ended 10/31/2021 15.41 0.03 5.88 5.91 (0.06) (0.47)
Year Ended 10/31/2020 15.60 0.08 0.71 0.79 (0.13) (0.85)
Year Ended 10/31/2019 15.51 0.11 1.22 1.33 (0.12) (1.12)
Balanced Income Plus Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 12.13 0.23 1.11 1.34 (0.23) –
Year Ended 10/31/2023 12.10 0.41 0.02 0.43 (0.40) –
Year Ended 10/31/2022 15.30 0.32 (2.41) (2.09) (0.32) (0.79)
Year Ended 10/31/2021 12.60 0.24 2.71 2.95 (0.25) –
Year Ended 10/31/2020 12.66 0.29 (0.07) 0.22 (0.28) –
Year Ended 10/31/2019 12.90 0.34 0.58 0.92 (0.38) (0.78)
Class A Shares
Period Ended 4/30/2024 (unaudited) 12.17 0.21 1.12 1.33 (0.22) –
Year Ended 10/31/2023 12.13 0.38 0.02 0.40 (0.36) –
Year Ended 10/31/2022 15.33 0.29 (2.41) (2.12) (0.29) (0.79)
Year Ended 10/31/2021 12.63 0.21 2.70 2.91 (0.21) –
Year Ended 10/31/2020 12.69 0.26 (0.07) 0.19 (0.25) –
Year Ended 10/31/2019 12.93 0.31 0.58 0.89 (0.35) (0.78)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.66) $ 18.26 18.60% $ 1,267.5 0.76% 2.11% 0.93% 1.94% 25%
(0.39) 15.99 4.76% 1,013.5 0.77% 1.28% 0.95% 1.10% 43%
(1.99) 15.65 (17.80)% 865.1 0.77% 0.67% 0.96% 0.49% 42%
(0.55) 21.04 39.35% 887.9 0.74% 0.29% 0.94% 0.09% 50%
(1.01) 15.58 5.25% 543.6 0.78% 0.68% 0.98% 0.48% 48%
(1.28) 15.77 9.80% 445.1 0.76% 0.87% 0.97% 0.66% 58%
(0.63) 18.02 18.47% 1,196.2 0.94% 1.96% 1.11% 1.79% 25%
(0.37) 15.79 4.63% 1,030.1 0.94% 1.14% 1.12% 0.96% 43%
(1.96) 15.45 (17.92)% 1,017.5 0.93% 0.54% 1.12% 0.35% 42%
(0.53) 20.79 39.05% 1,261.7 0.91% 0.15% 1.11% (0.05)% 50%
(0.98) 15.41 5.12% 951.7 0.95% 0.57% 1.15% 0.37% 48%
(1.24) 15.60 9.60% 955.0 0.94% 0.74% 1.15% 0.52% 58%
(0.23) 13.24 11.03% 174.6 0.76% 3.42% 0.76% 3.42% 40%
(0.40) 12.13 3.46% 161.1 0.76% 3.23% 0.76% 3.23% 77%
(1.11) 12.10 (14.55)% 162.3 0.74% 2.42% 0.74% 2.42% 211%
(0.25) 15.30 23.56% 171.7 0.75% 1.64% 0.75% 1.64% 157%
(0.28) 12.60 1.88% 108.5 0.78% 2.30% 0.78% 2.30% 85%
(1.16) 12.66 7.92% 140.1 0.77% 2.75% 0.77% 2.75% 113%
(0.22) 13.28 10.88% 228.4 0.98% 3.20% 1.01% 3.17% 40%
(0.36) 12.17 3.28% 219.2 1.00% 2.99% 1.01% 2.98% 77%
(1.08) 12.13 (14.75)% 231.8 1.00% 2.16% 1.00% 2.16% 211%
(0.21) 15.33 23.19% 283.4 1.01% 1.41% 1.01% 1.41% 157%
(0.25) 12.63 1.61% 235.0 1.04% 2.04% 1.04% 2.04% 85%
(1.13) 12.69 7.60% 250.2 1.04% 2.49% 1.04% 2.49% 113%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Global Stock Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 24.16 $ 0.27 $ 4.30 $ 4.57 $ (0.52) $ (0.98)
Year Ended 10/31/2023 23.00 0.51 1.45 1.96 (0.30) (0.50)
Year Ended 10/31/2022 33.09 0.30 (6.17) (5.87) (0.32) (3.90)
Year Ended 10/31/2021 24.14 0.23 9.62 9.85 (0.27) (0.63)
Year Ended 10/31/2020 26.46 0.24 0.64 0.88 (0.41) (2.79)
Year Ended 10/31/2019 26.88 0.43 1.46 1.89 (0.39) (1.92)
Class A Shares
Period Ended 4/30/2024 (unaudited) 23.77 0.22 4.24 4.46 (0.44) (0.98)
Year Ended 10/31/2023 22.64 0.43 1.42 1.85 (0.22) (0.50)
Year Ended 10/31/2022 32.65 0.20 (6.08) (5.88) (0.23) (3.90)
Year Ended 10/31/2021 23.82 0.14 9.51 9.65 (0.19) (0.63)
Year Ended 10/31/2020 26.16 0.15 0.62 0.77 (0.32) (2.79)
Year Ended 10/31/2019 26.59 0.34 1.45 1.79 (0.30) (1.92)
Government Bond Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 8.27 0.17 0.23 0.40 (0.17) –
Year Ended 10/31/2023 8.64 0.28 (0.37) (0.09) (0.28) –
Year Ended 10/31/2022 10.08 0.18 (1.44) (1.26) (0.18) –
Year Ended 10/31/2021 10.53 0.11 (0.23) (0.12) (0.11) (0.22)
Year Ended 10/31/2020 10.11 0.15 0.44 0.59 (0.15) (0.02)
Year Ended 10/31/2019 9.47 0.20 0.64 0.84 (0.20) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 8.27 0.16 0.22 0.38 (0.16) –
Year Ended 10/31/2023 8.64 0.26 (0.37) (0.11) (0.26) –
Year Ended 10/31/2022 10.07 0.16 (1.43) (1.27) (0.16) –
Year Ended 10/31/2021 10.53 0.09 (0.24) (0.15) (0.09) (0.22)
Year Ended 10/31/2020 10.11 0.14 0.44 0.58 (0.14) (0.02)
Year Ended 10/31/2019 9.47 0.19 0.64 0.83 (0.19) –
High Income Municipal Bond Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 8.59 0.19 0.79 0.98 (0.19) –
Year Ended 10/31/2023 8.63 0.34 (0.04) 0.30 (0.34) –
Year Ended 10/31/2022 10.95 0.28 (2.32) (2.04) (0.28) –
Year Ended 10/31/2021 10.29 0.31 0.66 0.97 (0.31) –
Year Ended 10/31/2020 10.66 0.30 (0.36) (0.06) (0.31) –
Year Ended 10/31/2019 9.86 0.31 0.81 1.12 (0.32) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (1.50) $ 27.23 19.23% $ 443.1 0.64% 2.08% 0.64% 2.08% 30%
(0.80) 24.16 8.72% 371.6 0.66% 2.07% 0.66% 2.07% 62%
(4.22) 23.00 (20.24)% 343.9 0.65% 1.18% 0.65% 1.18% 58%
(0.90) 33.09 41.67% 429.9 0.64% 0.78% 0.64% 0.78% 60%
(3.20) 24.14 3.18% 301.3 0.66% 1.10% 0.66% 1.10% 59%
(2.31) 26.46 8.12% 296.7 0.65% 1.75% 0.65% 1.75% 73%
(1.42) 26.81 19.06% 1,509.2 0.96% 1.76% 0.96% 1.76% 30%
(0.72) 23.77 8.34% 1,327.5 0.98% 1.75% 0.98% 1.75% 62%
(4.13) 22.64 (20.51)% 1,325.5 0.97% 0.85% 0.97% 0.85% 58%
(0.82) 32.65 41.28% 1,802.8 0.96% 0.45% 0.96% 0.45% 60%
(3.11) 23.82 2.78% 1,383.1 1.02% 0.75% 1.02% 0.75% 59%
(2.22) 26.16 7.73% 1,478.5 1.01% 1.39% 1.01% 1.39% 73%
(0.17) 8.50 4.78% 29.2 0.52% 3.80% 0.76% 3.56% 227%
(0.28) 8.27 (1.21)% 79.1 0.53% 3.16% 0.70% 2.99% 230%
(0.18) 8.64 (12.60)% 80.8 0.59% 1.89% 0.68% 1.80% 372%
(0.33) 10.08 (1.21)% 104.5 0.65% 1.07% 0.65% 1.07% 427%
(0.17) 10.53 5.88% 83.9 0.73% 1.39% 0.73% 1.39% 322%
(0.20) 10.11 8.95% 49.9 0.75% 2.04% 0.77% 2.02% 274%
(0.16) 8.49 4.53% 2.0 0.77% 3.64% 1.29% 3.11% 227%
(0.26) 8.27 (1.43)% 2.1 0.75% 2.91% 1.21% 2.45% 230%
(0.16) 8.64 (12.68)% 2.5 0.77% 1.69% 1.18% 1.28% 372%
(0.31) 10.07 (1.50)% 3.6 0.85% 0.86% 1.09% 0.62% 427%
(0.16) 10.53 5.76% 4.1 0.85% 1.32% 1.08% 1.10% 322%
(0.19) 10.11 8.84% 4.5 0.85% 1.94% 1.06% 1.73% 274%
(0.19) 9.38 11.43% 37.6 0.60% 4.12% 1.20% 3.51% 30%
(0.34) 8.59 3.36% 34.9 0.60% 3.77% 1.22% 3.15% 72%
(0.28) 8.63 (18.90)% 31.1 0.60% 2.77% 1.20% 2.18% 49%
(0.31) 10.95 9.51% 33.6 0.60% 2.80% 1.37% 2.03% 47%
(0.31) 10.29 (0.56)% 18.2 0.61% 2.99% 1.62% 1.98% 94%
(0.32) 10.66 11.51% 13.8 0.66% 3.07% 2.36% 1.37% 93%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
d
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
High Yield Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 3.94 $ 0.13 $ 0.17 $ 0.30 $ (0.13) $ –
Year Ended 10/31/2023 3.98 0.23 (0.03) 0.20 (0.24) –
Year Ended 10/31/2022 4.68 0.22 (0.70) (0.48) (0.22) –
Year Ended 10/31/2021 4.49 0.22 0.19 0.41 (0.22) –
Year Ended 10/31/2020 4.73 0.24 (0.24) 0.00 (0.24) –
Year Ended 10/31/2019 4.64 0.26 0.09 0.35 (0.26) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 3.94 0.12 0.17 0.29 (0.12) –
Year Ended 10/31/2023 3.97 0.22 (0.02) 0.20 (0.23) –
Year Ended 10/31/2022 4.67 0.20 (0.69) (0.49) (0.21) –
Year Ended 10/31/2021 4.49 0.20 0.18 0.38 (0.20) –
Year Ended 10/31/2020 4.73 0.22 (0.23) (0.01) (0.23) –
Year Ended 10/31/2019 4.63 0.25 0.10 0.35 (0.25) –
Income Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 7.46 0.17 0.39 0.56 (0.17) –
Year Ended 10/31/2023 7.53 0.32 (0.07) 0.25 (0.32) –
Year Ended 10/31/2022 9.79 0.27 (2.09) (1.82) (0.28) (0.16)
Year Ended 10/31/2021 9.98 0.27 0.08 0.35 (0.27) (0.27)
Year Ended 10/31/2020 9.55 0.29 0.47 0.76 (0.29) (0.04)
Year Ended 10/31/2019 8.70 0.32 0.85 1.17 (0.32) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 7.46 0.16 0.39 0.55 (0.16) –
Year Ended 10/31/2023 7.53 0.30 (0.08) 0.22 (0.29) –
Year Ended 10/31/2022 9.80 0.25 (2.11) (1.86) (0.25) (0.16)
Year Ended 10/31/2021 9.99 0.25 0.07 0.32 (0.24) (0.27)
Year Ended 10/31/2020 9.56 0.26 0.47 0.73 (0.26) (0.04)
Year Ended 10/31/2019 8.70 0.29 0.86 1.15 (0.29) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.13) $ 4.11 7.55% $ 349.4 0.54% 6.24% 0.54% 6.24% 29%
(0.24) 3.94 4.99% 339.6 0.54% 5.78% 0.54% 5.78% 28%
(0.22) 3.98 (10.45)% 327.9 0.53% 5.01% 0.53% 5.01% 37%
(0.22) 4.68 9.15% 422.8 0.52% 4.62% 0.52% 4.62% 64%
(0.24) 4.49 0.11% 401.2 0.53% 5.22% 0.53% 5.22% 62%
(0.26) 4.73 7.79% 342.1 0.54% 5.55% 0.54% 5.55% 42%
(0.12) 4.11 7.41% 318.8 0.81% 5.97% 0.81% 5.97% 29%
(0.23) 3.94 4.97% 312.8 0.81% 5.51% 0.81% 5.51% 28%
(0.21) 3.97 (10.73)% 327.1 0.80% 4.75% 0.80% 4.75% 37%
(0.20) 4.67 8.63% 402.6 0.79% 4.36% 0.79% 4.36% 64%
(0.23) 4.49 (0.16)% 407.1 0.80% 4.96% 0.80% 4.96% 62%
(0.25) 4.73 7.74% 437.9 0.80% 5.30% 0.80% 5.30% 42%
(0.17) 7.85 7.51% 790.2 0.47% 4.36% 0.47% 4.36% 20%
(0.32) 7.46 3.12% 659.6 0.47% 4.09% 0.47% 4.09% 48%
(0.44) 7.53 (19.20)% 622.3 0.46% 3.14% 0.46% 3.14% 39%
(0.54) 9.79 3.51% 833.6 0.46% 2.78% 0.46% 2.78% 54%
(0.33) 9.98 8.11% 732.9 0.46% 2.98% 0.46% 2.98% 105%
(0.32) 9.55 13.66% 598.6 0.46% 3.49% 0.46% 3.49% 99%
(0.16) 7.85 7.35% 222.5 0.77% 4.06% 0.77% 4.06% 20%
(0.29) 7.46 2.82% 215.6 0.77% 3.79% 0.77% 3.79% 48%
(0.41) 7.53 (19.52)% 232.0 0.75% 2.84% 0.75% 2.84% 39%
(0.51) 9.80 3.23% 327.9 0.74% 2.50% 0.74% 2.50% 54%
(0.30) 9.99 7.79% 337.9 0.75% 2.69% 0.75% 2.69% 105%
(0.29) 9.56 13.43% 313.7 0.77% 3.19% 0.77% 3.19% 99%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
International Allocation Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 9.18 $ 0.12 $ 1.35 $ 1.47 $ (0.31) $ –
Year Ended 10/31/2023 8.36 0.27 0.74 1.01 (0.19) –
Year Ended 10/31/2022 12.21 0.19 (2.97) (2.78) (0.26) (0.81)
Year Ended 10/31/2021 9.19 0.18 3.01 3.19 (0.17) –
Year Ended 10/31/2020 10.23 0.14 (0.92) (0.78) (0.26) –
Year Ended 10/31/2019 9.87 0.23 0.67 0.90 (0.22) (0.32)
Class A Shares
Period Ended 4/30/2024 (unaudited) 9.12 0.11 1.33 1.44 (0.28) –
Year Ended 10/31/2023 8.29 0.25 0.73 0.98 (0.15) –
Year Ended 10/31/2022 12.13 0.15 (2.97) (2.82) (0.21) (0.81)
Year Ended 10/31/2021 9.13 0.15 2.98 3.13 (0.13) –
Year Ended 10/31/2020 10.16 0.12 (0.93) (0.81) (0.22) –
Year Ended 10/31/2019 9.80 0.20 0.65 0.85 (0.17) (0.32)
Large Cap Growth Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 15.74 0.01 3.79 3.80 – (0.53)
Year Ended 10/31/2023 13.91 0.03 2.79 2.82 – (0.99)
Year Ended 10/31/2022 21.57 (0.05) (6.40) (6.45) – (1.21)
Year Ended 10/31/2021 16.30 (0.08) 6.54 6.46 – (1.19)
Year Ended 10/31/2020 12.82 (0.02) 4.13 4.11 – (0.63)
Year Ended 10/31/2019 12.47 0.01 1.48 1.49 – (1.14)
Class A Shares
Period Ended 4/30/2024 (unaudited) 13.38 – 3.21 3.21 – (0.53)
Year Ended 10/31/2023 12.01 0.02 2.34 2.36 – (0.99)
Year Ended 10/31/2022 18.84 (0.07) (5.55) (5.62) – (1.21)
Year Ended 10/31/2021 14.42 (0.10) 5.71 5.61 – (1.19)
Year Ended 10/31/2020 11.45 (0.04) 3.64 3.60 – (0.63)
Year Ended 10/31/2019 11.30 (0.02) 1.31 1.29 – (1.14)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.31) $ 10.34 16.09% $ 635.0 0.81% 2.34% 0.81% 2.34% 45%
(0.19) 9.18 12.15% 588.4 0.80% 2.64% 0.81% 2.62% 92%
(1.07) 8.36 (24.90)% 644.7 0.81% 2.03% 0.81% 2.03% 90%
(0.17) 12.21 34.98% 849.7 0.82% 1.55% 0.82% 1.55% 124%
(0.26) 9.19 (7.90)% 632.9 0.81% 1.47% 0.81% 1.47% 105%
(0.54) 10.23 9.84% 743.0 0.87% 2.45% 0.87% 2.45% 106%
(0.28) 10.28 15.79% 106.6 1.17% 1.98% 1.32% 1.83% 45%
(0.15) 9.12 11.89% 98.5 1.16% 2.32% 1.34% 2.14% 92%
(1.02) 8.29 (25.28)% 97.2 1.20% 1.62% 1.34% 1.48% 90%
(0.13) 12.13 34.52% 143.6 1.20% 1.17% 1.34% 1.03% 124%
(0.22) 9.13 (8.21)% 117.0 1.20% 1.07% 1.38% 0.89% 105%
(0.49) 10.16 9.36% 144.3 1.27% 2.04% 1.43% 1.89% 106%
(0.53) 19.01 24.48% 2,202.3 0.75% 0.15% 0.75% 0.15% 22%
(0.99) 15.74 21.97% 1,751.7 0.76% 0.25% 0.76% 0.25% 52%
(1.21) 13.91 (31.65)% 1,339.4 0.76% (0.25)% 0.76% (0.25)% 51%
(1.19) 21.57 41.62% 1,799.2 0.76% (0.38)% 0.76% (0.38)% 40%
(0.63) 16.30 33.39% 1,136.4 0.77% (0.08)% 0.77% (0.08)% 44%
(1.14) 12.82 13.49% 839.6 0.79% 0.08% 0.79% 0.08% 58%
(0.53) 16.06 24.38% 476.5 1.02% (0.12)% 1.02% (0.12)% 22%
(0.99) 13.38 21.60% 382.7 1.06% (0.04)% 1.06% (0.04)% 52%
(1.21) 12.01 (31.84)% 318.8 1.06% (0.55)% 1.06% (0.55)% 51%
(1.19) 18.84 41.13% 480.2 1.06% (0.67)% 1.06% (0.67)% 40%
(0.63) 14.42 32.91% 351.2 1.12% (0.42)% 1.12% (0.42)% 44%
(1.14) 11.45 13.09% 259.0 1.14% (0.26)% 1.17% (0.29)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Large Cap Value Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 25.36 $ 0.27 $ 4.46 $ 4.73 $ (0.47) $ (0.50)
Year Ended 10/31/2023 26.77 0.53 (0.32) 0.21 (0.47) (1.15)
Year Ended 10/31/2022 30.00 0.52 (1.52) (1.00) (0.36) (1.87)
Year Ended 10/31/2021 20.59 0.40 10.54 10.94 (0.35) (1.18)
Year Ended 10/31/2020 22.70 0.43 (2.10) (1.67) (0.44) –
Year Ended 10/31/2019 22.90 0.43 0.89 1.32 (0.35) (1.17)
Class A Shares
Period Ended 4/30/2024 (unaudited) 25.10 0.24 4.40 4.64 (0.39) (0.50)
Year Ended 10/31/2023 26.51 0.47 (0.34) 0.13 (0.39) (1.15)
Year Ended 10/31/2022 29.73 0.41 (1.49) (1.08) (0.27) (1.87)
Year Ended 10/31/2021 20.42 0.30 10.47 10.77 (0.28) (1.18)
Year Ended 10/31/2020 22.51 0.37 (2.10) (1.73) (0.36) –
Year Ended 10/31/2019 22.71 0.36 0.88 1.24 (0.27) (1.17)
Limited Maturity Bond Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 11.87 0.21 0.27 0.48 (0.22) –
Year Ended 10/31/2023 11.65 0.35 0.23 0.58 (0.36) –
Year Ended 10/31/2022 12.65 0.21 (0.98) (0.77) (0.22) (0.01)
Year Ended 10/31/2021 12.67 0.19 (0.02) 0.17 (0.19) –
Year Ended 10/31/2020 12.52 0.28 0.15 0.43 (0.28) –
Year Ended 10/31/2019 12.30 0.33 0.22 0.55 (0.33) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 11.87 0.20 0.27 0.47 (0.21) –
Year Ended 10/31/2023 11.66 0.34 0.21 0.55 (0.34) –
Year Ended 10/31/2022 12.65 0.19 (0.97) (0.78) (0.20) (0.01)
Year Ended 10/31/2021 12.67 0.17 (0.02) 0.15 (0.17) –
Year Ended 10/31/2020 12.53 0.25 0.14 0.39 (0.25) –
Year Ended 10/31/2019 12.30 0.30 0.24 0.54 (0.31) –
Low Volatility Equity Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 12.05 0.15 1.06 1.21 (0.35) (0.21)
Year Ended 10/31/2023 11.85 0.25 0.27 0.52 (0.17) (0.15)
Year Ended 10/31/2022 14.16 0.15 (1.65) (1.50) (0.15) (0.66)
Year Ended 10/31/2021 11.58 0.16 2.62 2.78 (0.20) –
Year Ended 10/31/2020 12.20 0.18 (0.57) (0.39) (0.14) (0.09)
Year Ended 10/31/2019 10.85 0.14 1.52 1.66 (0.13) (0.18)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.97) $ 29.12 18.84% $ 1,978.6 0.56% 1.94% 0.56% 1.94% 18%
(1.62) 25.36 0.75% 1,640.0 0.56% 2.08% 0.56% 2.08% 21%
(2.23) 26.77 (3.61)% 1,556.5 0.55% 1.96% 0.55% 1.96% 21%
(1.53) 30.00 55.43% 1,520.4 0.54% 1.56% 0.54% 1.56% 23%
(0.44) 20.59 (7.61)% 869.6 0.54% 2.00% 0.54% 2.00% 34%
(1.52) 22.70 6.61% 927.3 0.54% 2.03% 0.54% 2.03% 19%
(0.89) 28.85 18.66% 301.2 0.85% 1.66% 0.85% 1.66% 18%
(1.54) 25.10 0.46% 267.9 0.85% 1.79% 0.85% 1.79% 21%
(2.14) 26.51 (3.89)% 288.6 0.85% 1.65% 0.85% 1.65% 21%
(1.46) 29.73 54.89% 296.5 0.86% 1.25% 0.86% 1.25% 23%
(0.36) 20.42 (7.90)% 193.5 0.91% 1.64% 0.91% 1.64% 34%
(1.44) 22.51 6.22% 225.1 0.90% 1.67% 0.90% 1.67% 19%
(0.22) 12.13 4.02% 1,015.7 0.43% 3.54% 0.43% 3.54% 23%
(0.36) 11.87 5.01% 1,052.2 0.43% 2.98% 0.43% 2.98% 53%
(0.23) 11.65 (6.16)% 1,113.7 0.42% 1.69% 0.42% 1.69% 50%
(0.19) 12.65 1.31% 1,346.8 0.41% 1.45% 0.41% 1.45% 169%
(0.28) 12.67 3.45% 1,025.0 0.43% 2.19% 0.43% 2.19% 153%
(0.33) 12.52 4.51% 729.2 0.43% 2.63% 0.43% 2.63% 109%
(0.21) 12.13 3.94% 232.4 0.59% 3.38% 0.59% 3.38% 23%
(0.34) 11.87 4.76% 240.9 0.58% 2.82% 0.58% 2.82% 53%
(0.21) 11.66 (6.22)% 285.3 0.57% 1.54% 0.57% 1.54% 50%
(0.17) 12.65 1.16% 365.9 0.56% 1.31% 0.56% 1.31% 169%
(0.25) 12.67 3.20% 342.2 0.60% 2.03% 0.60% 2.03% 153%
(0.31) 12.53 4.40% 292.0 0.61% 2.45% 0.61% 2.45% 109%
(0.56) 12.70 10.12% 24.0 0.95% 1.76% 1.60% 1.12% 47%
(0.32) 12.05 4.38% 26.0 0.95% 1.84% 1.42% 1.37% 88%
(0.81) 11.85 (11.33)% 29.2 0.95% 1.28% 1.41% 0.82% 76%
(0.20) 14.16 24.25% 29.5 0.95% 1.15% 1.43% 0.67% 75%
(0.23) 11.58 (3.33)% 28.5 0.98% 1.68% 1.44% 1.21% 72%
(0.31) 12.20 15.75% 19.3 1.20% 1.59% 1.96% 0.83% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Mid Cap Growth Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 11.48 $ (0.02) $ 2.27 $ 2.25 $ – $ –
Year Ended 10/31/2023 11.74 (0.03) (0.23) (0.26) – –
Year Ended 10/31/2022 17.34 (0.05) (5.05) (5.10) – (0.50)
Year Ended 10/31/2021 12.65 (0.07) 5.18 5.11 – (0.42)
Year Ended 10/31/2020
(d)
10.00 (0.05) 2.70 2.65 – –
Mid Cap Stock Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 29.59 0.12 6.34 6.46 (0.15) (0.35)
Year Ended 10/31/2023 31.71 0.13 (1.38) (1.25) (0.11) (0.76)
Year Ended 10/31/2022 41.63 0.05 (5.87) (5.82) (0.04) (4.06)
Year Ended 10/31/2021
(e)
28.04 0.05 14.62 14.67 (0.09) (0.99)
Year Ended 10/31/2020 27.10 0.10 1.61 1.71 (0.10) (0.67)
Year Ended 10/31/2019 28.06 0.01 1.71 1.72 (0.11) (2.57)
Class A Shares
Period Ended 4/30/2024 (unaudited) 25.02 0.05 5.38 5.43 (0.09) (0.35)
Year Ended 10/31/2023 26.95 0.07 (1.19) (1.12) (0.05) (0.76)
Year Ended 10/31/2022 36.05 0.04 (5.08) (5.04) – (4.06)
Year Ended 10/31/2021 24.40 (0.04) 12.71 12.67 (0.03) (0.99)
Year Ended 10/31/2020 23.68 0.01 1.42 1.43 (0.04) (0.67)
Year Ended 10/31/2019 24.87 0.06 1.36 1.42 (0.04) (2.57)
Mid Cap Value Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 14.29 0.10 2.33 2.43 (0.16) –
Year Ended 10/31/2023 15.09 0.20 (0.55) (0.35) (0.13) (0.32)
Year Ended 10/31/2022 16.16 0.14 (0.55) (0.41) (0.04) (0.62)
Year Ended 10/31/2021 10.20 0.07 5.97 6.04 (0.08) –
Year Ended 10/31/2020
(d)
10.00 0.05 0.15 0.20 – –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
(d)
(e)
Since fund inception, February 28, 2020.
Per share amounts have been calculated using the average shares method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 13.73 19.60% $ 32.3 0.90% (0.33)% 1.67% (1.10)% 31%
– 11.48 (2.21)% 25.1 0.90% (0.36)% 1.82% (1.28)% 42%
(0.50) 11.74 (30.15)% 20.3 0.90% (0.50)% 2.08% (1.69)% 33%
(0.42) 17.34 41.11% 19.3 0.92% (0.58)% 2.33% (1.99)% 61%
– 12.65 26.50% 6.0 1.00% (0.62)% 3.60% (3.23)% 57%
(0.50) 35.55 21.92% 2,570.5 0.74% 0.61% 0.74% 0.61% 24%
(0.87) 29.59 (4.05)% 2,274.6 0.75% 0.50% 0.75% 0.50% 32%
(4.10) 31.71 (15.41)% 2,083.1 0.75% 0.29% 0.75% 0.29% 27%
(1.08) 41.63 53.40% 2,148.8 0.74% 0.14% 0.74% 0.14% 48%
(0.77) 28.04 6.37% 1,100.6 0.76% 0.37% 0.76% 0.37% 40%
(2.68) 27.10 7.25% 1,081.0 0.77% 0.50% 0.77% 0.50% 28%
(0.44) 30.01 21.80% 1,442.4 0.97% 0.39% 0.97% 0.39% 24%
(0.81) 25.02 (4.28)% 1,235.3 0.97% 0.28% 0.97% 0.28% 32%
(4.06) 26.95 (15.62)% 1,370.5 0.97% 0.07% 0.97% 0.07% 27%
(1.02) 36.05 53.09% 1,651.7 0.98% (0.11)% 0.98% (0.11)% 48%
(0.71) 24.40 6.08% 1,146.3 1.04% 0.10% 1.04% 0.10% 40%
(2.61) 23.68 6.89% 1,174.7 1.04% 0.22% 1.04% 0.22% 28%
(0.16) 16.56 17.00% 38.8 0.90% 1.28% 1.43% 0.75% 31%
(0.45) 14.29 (2.40)% 33.2 0.90% 1.42% 1.56% 0.76% 43%
(0.66) 15.09 (2.70)% 19.8 0.90% 1.07% 2.04% (0.07)% 31%
(0.08) 16.16 59.38% 12.0 0.92% 0.53% 2.73% (1.28)% 36%
– 10.20 2.00% 5.0 1.00% 0.75% 3.80% (2.04)% 58%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderate Allocation Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 13.56 $ 0.20 $ 1.76 $ 1.96 $ (0.21) $ (0.14)
Year Ended 10/31/2023 13.26 0.29 0.30 0.59 (0.29) –
Year Ended 10/31/2022 16.94 0.20 (2.81) (2.61) (0.27) (0.80)
Year Ended 10/31/2021 14.33 0.18 3.05 3.23 (0.18) (0.44)
Year Ended 10/31/2020 14.19 0.21 0.67 0.88 (0.22) (0.52)
Year Ended 10/31/2019 13.41 0.25 1.11 1.36 (0.27) (0.31)
Class A Shares
Period Ended 4/30/2024 (unaudited) 13.52 0.19 1.75 1.94 (0.20) (0.14)
Year Ended 10/31/2023 13.22 0.26 0.30 0.56 (0.26) –
Year Ended 10/31/2022 16.89 0.16 (2.80) (2.64) (0.23) (0.80)
Year Ended 10/31/2021 14.29 0.14 3.05 3.19 (0.15) (0.44)
Year Ended 10/31/2020 14.15 0.18 0.66 0.84 (0.18) (0.52)
Year Ended 10/31/2019 13.37 0.21 1.12 1.33 (0.24) (0.31)
Moderately Aggressive Allocation Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 14.82 0.21 2.20 2.41 (0.29) (0.31)
Year Ended 10/31/2023 14.61 0.25 0.42 0.67 (0.18) (0.28)
Year Ended 10/31/2022 18.97 0.18 (3.27) (3.09) (0.27) (1.00)
Year Ended 10/31/2021 15.31 0.13 4.24 4.37 (0.15) (0.56)
Year Ended 10/31/2020 15.38 0.17 0.72 0.89 (0.20) (0.76)
Year Ended 10/31/2019 14.75 0.20 1.25 1.45 (0.23) (0.59)
Class A Shares
Period Ended 4/30/2024 (unaudited) 14.65 0.20 2.17 2.37 (0.26) (0.31)
Year Ended 10/31/2023 14.45 0.22 0.41 0.63 (0.15) (0.28)
Year Ended 10/31/2022 18.78 0.13 (3.23) (3.10) (0.23) (1.00)
Year Ended 10/31/2021 15.16 0.10 4.20 4.30 (0.12) (0.56)
Year Ended 10/31/2020 15.24 0.15 0.70 0.85 (0.17) (0.76)
Year Ended 10/31/2019 14.62 0.17 1.23 1.40 (0.19) (0.59)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.35) $ 15.17 14.61% $ 1,630.9 0.54% 2.73% 0.74% 2.53% 24%
(0.29) 13.56 4.42% 1,416.0 0.56% 2.10% 0.75% 1.91% 41%
(1.07) 13.26 (16.35)% 1,328.1 0.56% 1.32% 0.74% 1.14% 96%
(0.62) 16.94 23.07% 1,456.3 0.54% 1.08% 0.74% 0.89% 120%
(0.74) 14.33 6.40% 973.0 0.58% 1.48% 0.76% 1.30% 117%
(0.58) 14.19 10.57% 712.2 0.57% 1.78% 0.77% 1.59% 145%
(0.34) 15.12 14.45% 1,912.9 0.77% 2.51% 0.97% 2.31% 24%
(0.26) 13.52 4.19% 1,737.4 0.79% 1.88% 0.98% 1.69% 41%
(1.03) 13.22 (16.54)% 1,791.8 0.79% 1.10% 0.98% 0.91% 96%
(0.59) 16.89 22.78% 2,246.9 0.78% 0.88% 0.97% 0.68% 120%
(0.70) 14.29 6.16% 1,888.6 0.81% 1.32% 0.99% 1.14% 117%
(0.55) 14.15 10.34% 1,884.8 0.80% 1.59% 1.00% 1.39% 145%
(0.60) 16.63 16.48% 1,969.3 0.58% 2.59% 0.82% 2.35% 18%
(0.46) 14.82 4.68% 1,448.5 0.60% 1.63% 0.83% 1.39% 34%
(1.27) 14.61 (17.47)% 1,296.1 0.60% 1.03% 0.83% 0.80% 62%
(0.71) 18.97 29.32% 1,399.0 0.59% 0.72% 0.83% 0.48% 76%
(0.96) 15.31 6.00% 924.3 0.63% 1.18% 0.85% 0.96% 81%
(0.82) 15.38 10.62% 782.5 0.62% 1.36% 0.86% 1.12% 98%
(0.57) 16.45 16.38% 2,426.6 0.79% 2.43% 1.03% 2.19% 18%
(0.43) 14.65 4.43% 2,150.4 0.80% 1.45% 1.03% 1.22% 34%
(1.23) 14.45 (17.66)% 2,168.1 0.80% 0.86% 1.03% 0.62% 62%
(0.68) 18.78 29.10% 2,740.2 0.79% 0.56% 1.03% 0.32% 76%
(0.93) 15.16 5.77% 2,234.1 0.83% 1.03% 1.05% 0.81% 81%
(0.78) 15.24 10.36% 2,251.4 0.83% 1.21% 1.06% 0.98% 98%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
O
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Moderately Conservative Allocation Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 11.29 $ 0.20 $ 1.05 $ 1.25 $ (0.20) $ –
Year Ended 10/31/2023 11.27 0.32 0.01 0.33 (0.31) –
Year Ended 10/31/2022 13.97 0.22 (2.36) (2.14) (0.26) (0.30)
Year Ended 10/31/2021 12.80 0.19 1.49 1.68 (0.19) (0.32)
Year Ended 10/31/2020 12.74 0.23 0.47 0.70 (0.23) (0.41)
Year Ended 10/31/2019 12.02 0.27 0.93 1.20 (0.29) (0.19)
Class A Shares
Period Ended 4/30/2024 (unaudited) 11.25 0.18 1.06 1.24 (0.19) –
Year Ended 10/31/2023 11.23 0.29 0.01 0.30 (0.28) –
Year Ended 10/31/2022 13.92 0.19 (2.35) (2.16) (0.23) (0.30)
Year Ended 10/31/2021 12.76 0.16 1.48 1.64 (0.16) (0.32)
Year Ended 10/31/2020 12.70 0.20 0.47 0.67 (0.20) (0.41)
Year Ended 10/31/2019 11.98 0.24 0.93 1.17 (0.26) (0.19)
Money Market Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 1.00 0.03 – 0.03 (0.03) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 1.00 0.03 – 0.03 (0.03) –
Year Ended 10/31/2023 1.00 0.04 – 0.04 (0.04) –
Year Ended 10/31/2022 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2021 1.00 – – – – –
Year Ended 10/31/2020 1.00 0.01 – 0.01 (0.01) –
Year Ended 10/31/2019 1.00 0.02 – 0.02 (0.02) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.20) $ 12.34 11.20% $ 489.9 0.57% 3.20% 0.73% 3.04% 29%
(0.31) 11.29 2.88% 459.6 0.58% 2.67% 0.73% 2.53% 49%
(0.56) 11.27 (15.80)% 471.9 0.58% 1.76% 0.72% 1.62% 140%
(0.51) 13.97 13.40% 525.5 0.58% 1.37% 0.72% 1.22% 159%
(0.64) 12.80 5.69% 350.0 0.59% 1.81% 0.73% 1.66% 146%
(0.48) 12.74 10.33% 267.1 0.58% 2.18% 0.73% 2.03% 182%
(0.19) 12.30 11.01% 590.9 0.81% 2.96% 0.97% 2.80% 29%
(0.28) 11.25 2.63% 572.4 0.82% 2.43% 0.97% 2.29% 49%
(0.53) 11.23 (16.00)% 621.1 0.82% 1.52% 0.96% 1.38% 140%
(0.48) 13.92 13.09% 797.2 0.81% 1.16% 0.96% 1.01% 159%
(0.61) 12.76 5.45% 725.8 0.83% 1.60% 0.97% 1.46% 146%
(0.45) 12.70 10.09% 701.9 0.82% 1.98% 0.98% 1.83% 182%
(0.03) 1.00 2.55% 1,721.3 0.34% 5.09% 0.34% 5.09% N/A
(0.04) 1.00 4.56% 1,405.1 0.37% 4.63% 0.37% 4.63% N/A
(0.01) 1.00 0.67% 536.4 0.40% 0.85% 0.41% 0.84% N/A
– 1.00 0.00% 276.0 0.11% 0.00% 0.50% (0.40)% N/A
(0.01) 1.00 0.56% 355.5 0.33% 0.52% 0.49% 0.35% N/A
(0.02) 1.00 1.97% 298.1 0.40% 1.94% 0.50% 1.84% N/A
(0.03) 1.00 2.56% 687.3 0.34% 5.09% 0.39% 5.04% N/A
(0.04) 1.00 4.55% 616.6 0.39% 4.52% 0.44% 4.47% N/A
(0.01) 1.00 0.61% 409.5 0.44% 0.65% 0.50% 0.58% N/A
– 1.00 0.00% 349.4 0.11% (0.01)% 0.59% (0.49)% N/A
(0.01) 1.00 0.52% 399.4 0.37% 0.49% 0.61% 0.25% N/A
(0.02) 1.00 1.87% 359.4 0.50% 1.85% 0.64% 1.71% N/A

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Municipal Bond Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 9.38 $ 0.18 $ 0.74 $ 0.92 $ (0.18) $ –
Year Ended 10/31/2023 9.58 0.33 (0.19) 0.14 (0.34) –
Year Ended 10/31/2022 11.51 0.30 (1.91) (1.61) (0.32) –
Year Ended 10/31/2021 11.42 0.34 0.08 0.42 (0.33) –
Year Ended 10/31/2020 11.47 0.34 (0.04) 0.30 (0.35) –
Year Ended 10/31/2019 10.89 0.37 0.59 0.96 (0.38) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 9.38 0.16 0.75 0.91 (0.17) –
Year Ended 10/31/2023 9.58 0.30 (0.18) 0.12 (0.32) –
Year Ended 10/31/2022 11.51 0.27 (1.90) (1.63) (0.30) –
Year Ended 10/31/2021 11.42 0.29 0.11 0.40 (0.31) –
Year Ended 10/31/2020 11.47 0.30 (0.02) 0.28 (0.33) –
Year Ended 10/31/2019 10.89 0.33 0.61 0.94 (0.36) –
Opportunity Income Plus Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 8.46 0.22 0.34 0.56 (0.22) –
Year Ended 10/31/2023 8.57 0.43 (0.11) 0.32 (0.43) –
Year Ended 10/31/2022 10.13 0.34 (1.54) (1.20) (0.36) –
Year Ended 10/31/2021 9.97 0.30 0.16 0.46 (0.30) –
Year Ended 10/31/2020 10.11 0.34 (0.14) 0.20 (0.34) –
Year Ended 10/31/2019 9.96 0.42 0.15 0.57 (0.42) –
Class A Shares
Period Ended 4/30/2024 (unaudited) 8.46 0.21 0.34 0.55 (0.21) –
Year Ended 10/31/2023 8.57 0.40 (0.10) 0.30 (0.41) –
Year Ended 10/31/2022 10.13 0.32 (1.55) (1.23) (0.33) –
Year Ended 10/31/2021 9.97 0.27 0.16 0.43 (0.27) –
Year Ended 10/31/2020 10.11 0.32 (0.14) 0.18 (0.32) –
Year Ended 10/31/2019 9.96 0.39 0.15 0.54 (0.39) –
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c) Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ (0.18) $ 10.12 9.80% $ 373.6 0.51% 3.49% 0.56% 3.43% 11%
(0.34) 9.38 1.32% 341.8 0.52% 3.29% 0.56% 3.26% 37%
(0.32) 9.58 (14.22)% 357.1 0.54% 2.81% 0.54% 2.81% 42%
(0.33) 11.51 3.73% 440.0 0.54% 2.72% 0.54% 2.72% 16%
(0.35) 11.42 2.68% 335.4 0.54% 2.86% 0.54% 2.86% 29%
(0.38) 11.47 8.98% 285.4 0.54% 3.14% 0.54% 3.14% 31%
(0.17) 10.12 9.66% 847.6 0.76% 3.24% 0.76% 3.24% 11%
(0.32) 9.38 1.08% 829.3 0.76% 3.06% 0.76% 3.06% 37%
(0.30) 9.58 (14.40)% 923.5 0.74% 2.61% 0.74% 2.61% 42%
(0.31) 11.51 3.52% 1,186.3 0.74% 2.49% 0.74% 2.49% 16%
(0.33) 11.42 2.48% 1,215.5 0.74% 2.68% 0.74% 2.68% 29%
(0.36) 11.47 8.76% 1,253.7 0.75% 2.99% 0.75% 2.99% 31%
(0.22) 8.80 6.61% 557.2 0.63% 4.94% 0.63% 4.94% 54%
(0.43) 8.46 3.68% 481.4 0.64% 4.88% 0.64% 4.88% 81%
(0.36) 8.57 (12.07)% 450.7 0.62% 3.63% 0.62% 3.63% 175%
(0.30) 10.13 4.65% 615.3 0.60% 2.96% 0.60% 2.96% 228%
(0.34) 9.97 2.10% 534.7 0.61% 3.46% 0.61% 3.46% 186%
(0.42) 10.11 5.85% 408.8 0.62% 4.16% 0.62% 4.16% 186%
(0.21) 8.80 6.47% 162.1 0.89% 4.68% 0.89% 4.68% 54%
(0.41) 8.46 3.42% 165.3 0.90% 4.62% 0.90% 4.62% 81%
(0.33) 8.57 (12.29)% 182.5 0.88% 3.38% 0.88% 3.38% 175%
(0.27) 10.13 4.38% 233.3 0.86% 2.69% 0.86% 2.69% 228%
(0.32) 9.97 1.83% 238.6 0.88% 3.19% 0.88% 3.19% 186%
(0.39) 10.11 5.57% 246.7 0.89% 3.90% 0.89% 3.90% 186%

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Per Share Outstanding Throughout Each Period *
Income from Investment Operations
Less Distributions From
Net Asset
Value,
Beginning of
Period
Net Investment
Income/(Loss)
Net Realized
and Unrealized
Gain/(Loss) on
Investments
(a)
Total from
Investment
Operations
Net
Investment
Income
text Net Realized
Gain on
Investments
Small Cap Growth Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) $ 13.66 $ (0.03) $ 3.05 $ 3.02 $ – $ –
Year Ended 10/31/2023 15.36 (0.00) (1.70) (1.70) – –
Year Ended 10/31/2022 20.48 (0.09) (4.57) (4.66) – (0.46)
Year Ended 10/31/2021 14.80 (0.07) 6.14 6.07 – (0.39)
Year Ended 10/31/2020 10.87 (0.04) 4.03 3.99 – (0.06)
Year Ended 10/31/2019 10.57 (0.05) 0.55 0.50 – (0.20)
Small Cap Stock Fund
Class S Shares
Period Ended 4/30/2024 (unaudited) 24.70 0.07 5.18 5.25 (0.14) –
Year Ended 10/31/2023 29.22 0.15 (2.14) (1.99) (0.11) (2.42)
Year Ended 10/31/2022 35.75 0.09 (2.96) (2.87) (0.18) (3.48)
Year Ended 10/31/2021
(d)
23.03 0.08 13.11 13.19 (0.18) (0.29)
Year Ended 10/31/2020
(d)
24.44 0.13 0.55 0.68 (0.11) (1.98)
Year Ended 10/31/2019
(d)
26.35 0.10 1.05 1.15 – (3.06)
Class A Shares
Period Ended 4/30/2024 (unaudited) 18.04 0.01 3.79 3.80 (0.09) –
Year Ended 10/31/2023 22.04 0.11 (1.62) (1.51) (0.07) (2.42)
Year Ended 10/31/2022 27.87 0.08 (2.31) (2.23) (0.12) (3.48)
Year Ended 10/31/2021 18.04 (0.01) 10.26 10.25 (0.13) (0.29)
Year Ended 10/31/2020 19.58 0.05 0.45 0.50 (0.06) (1.98)
Year Ended 10/31/2019 21.82 0.04 0.78 0.82 – (3.06)
(a) The amount shown may not correlate with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of fund shares.
(b) Total return assumes dividend reinvestment and does not reflect any deduction for applicable sales charges.  Not annualized for periods less than one year.
(c)
(d)
Portfolio turnover rate may include mortgage dollar roll purchase and sale transactions which may increase portfolio turnover rates.  Additional information can be found in the accompanying Notes to Financial Statements.
Per share amounts have been calculated using the average shares outstanding method.
*
**
All per share amounts have been rounded to the nearest cent.
Computed on an annualized basis for periods less than one year.

Thrivent Mutual Funds
Financial Highlights – continued
The accompanying Notes to Financial Statements are an integral part of this statement.

Ratios/Supplemental Data
Ratio to Average Net
Assets
**
Ratios to Average Net
Assets Before Expenses
Waived, Credited or
Acquired Fund Fees and
Expenses
**
Total
Distributions
Net Asset Value,
End of Period Total Return
(b)
Net Assets, End
of Period (in
millions) Expenses
Net
Investment
Income/
(Loss) Expenses
Net Investment
Income/
(Loss)
*
Portfolio
Turnover
Rate
(c)
$ – $ 16.68 22.11% $ 228.5 0.95% (0.32)% 1.09% (0.46)% 36%
– 13.66 (11.07)% 190.4 0.95% (0.19)% 1.14% (0.38)% 64%
(0.46) 15.36 (23.18)% 147.0 0.95% (0.57)% 1.16% (0.78)% 53%
(0.39) 20.48 41.54% 181.4 0.95% (0.55)% 1.21% (0.81)% 42%
(0.06) 14.80 36.84% 18.6 1.03% (0.58)% 2.47% (2.02)% 49%
(0.20) 10.87 5.03% 8.4 1.22% (0.60)% 3.76% (3.14)% 48%
(0.14) 29.81 21.24% 2,425.4 0.80% 0.50% 0.80% 0.50% 23%
(2.53) 24.70 (7.29)% 1,812.2 0.81% 0.60% 0.81% 0.60% 48%
(3.66) 29.22 (8.92)% 1,270.5 0.82% 0.45% 0.82% 0.45% 42%
(0.47) 35.75 57.77% 877.9 0.80% 0.23% 0.80% 0.23% 46%
(2.09) 23.03 2.57% 271.5 0.83% 0.58% 0.83% 0.58% 67%
(3.06) 24.44 5.87% 259.8 0.83% 0.43% 0.83% 0.43% 57%
(0.09) 21.75 21.07% 533.0 1.03% 0.30% 1.03% 0.30% 23%
(2.49) 18.04 (7.53)% 464.9 1.04% 0.39% 1.04% 0.39% 48%
(3.60) 22.04 (9.15)% 519.4 1.05% 0.20% 1.05% 0.20% 42%
(0.42) 27.87 57.37% 591.9 1.07% (0.01)% 1.07% (0.01)% 46%
(2.04) 18.04 2.27% 393.4 1.14% 0.27% 1.14% 0.27% 67%
(3.06) 19.58 5.53% 415.5 1.14% 0.13% 1.14% 0.13% 57%

Additional Information
(unaudited)
Proxy Voting
The policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities are attached to the Trust’s
Statement of Additional Information. You may request a free copy of the Statement of Additional Information by calling 800-847-4836, or visit thriventmutualfunds.com/prospectus to access it online. In addition, you may review a report of how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 by visiting thriventmutualfunds.com/prospectus or SEC.gov where it is filed on Form N-PX.
Quarterly Schedule of Investments
The Trust files its Schedule of Investments on Form N-PORT with the SEC, Part F of each Fund’s N-PORT filing for the first and third fiscal quarters will include the complete schedule of investments. The Trust’s most recent Schedule of Investments can be found at SEC.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, the Funds other than Thrivent Money Market Fund have adopted and implemented a liquidity risk management program (the “Liquidity Program”) designed to assess and manage each Fund’s liquidity risk (defined by the
U.S. Securities and Exchange Commission as the risk that a Fund could not meet shareholder redemption requests without significant dilution of remaining investors’ interests in the Fund). The Board, including a majority of the independent Trustees, designated Thrivent
Asset Management, LLC (“TAM”), the Funds’ investment adviser, as the liquidity risk management program administrator (the “Program
Administrator”). The Program Administrator has delegated oversight of the Liquidity Program to the Liquidity Risk Management Committee
(the “LRM Committee”). The LRM Committee is comprised of representatives of TAM.
The Liquidity Program with respect to the Funds is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of each Fund’s liquidity risk based on a variety of factors; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories based on the number of days in which the Fund reasonably expects the investment to be convertible to cash (or sold or disposed of, in the case of less liquid or illiquid investments) under current market conditions without significantly changing the market value of the investment and taking into account the effect of trading varying portions of the investment in sizes that the Fund would reasonably anticipate trading; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for any Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments; and (5) periodic reporting to the Board.
Among other things, Rule 22e-4 requires that a written report (the “Report”) be provided to the Board on an annual basis that addresses the operation of the Liquidity Program and assesses the adequacy and effectiveness of its implementation, including the operation of any
Highly Liquidity Investment Minimum (“HLIM”) established for a Fund and any material changes to the Liquidity Program. At a meeting of the Board on February 27-28, 2024, the LRM Committee, on behalf of the Program Administrator, provided the Report to the Board for the period from January 1, 2023 through December 31, 2023 (the “Reporting Period”). The Report summarized the operation of the Liquidity
Program and the information and factors considered by the LRM Committee in assessing whether the Liquidity Program has been adequately and effectively implemented for each Fund. The Report discussed, among other things: (1) the framework used to assess, manage, and periodically review each Fund’s liquidity risk during normal and stressed periods and the results of the annual assessment;
(2) the methodologies used to classify investments into one of four liquidity categories, including a review of LRM Committee-approved overrides of vendor classifications; (3) whether any Fund invested more than 15% of its assets in “illiquid investments” (as defined under
Rule 22e-4); and (4) the LRM Committee’s oversight of vendors used by the Liquidity Program, including assessment of the vendors’
classification methodologies used in determining preliminary liquidity classifications. There were no material changes to the Liquidity
Program during the Reporting Period. The Report also noted that no Fund was required to determine a minimum percentage of its net assets that must be invested in highly liquid investments (an “HLIM” under the Liquidity Program). The Report concluded that the Liquidity
Program operated effectively during the Reporting Period and that the LRM Committee had no recommended material changes based on its annual assessment of the Liquidity Program.
There can be no assurance that the Liquidity Program will achieve its objectives under all circumstances in the future. Please refer to the
Funds’ prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which it may be subject.

Additional Information
(unaudited)
Board Approval of Advisory Agreement
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory agreement be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of the agreement, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at a meeting of the board called for the purpose of voting on such approval.
At its meeting on November 14-15, 2023 (the “Meeting”), the Board of Trustees (the “Board”) of the Thrivent Mutual Funds (the “Trust”),
including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent
Trustees”), considered and voted unanimously to renew the existing advisory agreement (the “Advisory Agreement”), as amended, between the Trust and Thrivent Asset Management, LLC (the “Adviser”) for each series of the Trust (each, a “Fund”).
In connection with its evaluation of the agreement with the Adviser, the Board reviewed a broad range of information requested for this purpose and considered a variety of factors, including the following:
1. The nature, extent, and quality of the services provided by the Adviser;
2. The performance of each Fund;
3. The advisory fee and net operating expense ratio of each Fund compared to a peer group;
4. The cost of services provided and profit realized by the Adviser;
5. The extent to which economies of scale may be realized as the Funds grow;
6. Whether fee levels reflect these economies of scale for the benefit of the Funds’ shareholders;
7. Other benefits realized by the Adviser and its affiliates from their relationship with the Trust; and
8. Any other factors that the Board deemed relevant to its consideration.
The Contracts Committee of the Board (consisting of all of the Independent Trustees) met on five occasions from May 16 to November 14,
2023 to consider information relevant to the annual contract renewal process furnished by the Adviser in advance of the meetings. The
Board had the opportunity to ask questions and request further information in connection with its consideration. The Independent Trustees also retained the services of Management Practice Inc. (“MPI”) as an independent consultant to assist in the compilation, organization, and evaluation of relevant information. This information included Fund-by-Fund statistical comparisons of the advisory fees, other fees, net operating expenses and performance of each of the Funds in comparison to peer groups of comparable funds; performance volatility based on standard deviation; overall Morningstar ratings of the Funds; information with respect to services provided to the Funds and fees charged, including effective advisory fees that take into account breakpoints and fee waivers by the Adviser; asset and flow trends for the Funds; and estimates of the cost of services and profit realized by the Adviser and its affiliates that provide services to the Funds.
The Board received information from the Adviser regarding the personnel providing services to the Funds, including investment management, compliance and administrative personnel. The Board also received monthly reports from the Adviser’s investment management staff with respect to the performance of the Funds. In addition to its review of the information presented to the Board during the annual contract renewal process, the Board considered information obtained from management throughout the course of the year.
The Board also reviewed information from MPI, including Fund-by-Fund analyses and independent assessment of information relating to the Funds and the Advisory Agreement.
The Independent Trustees were represented by independent counsel throughout the review process and during executive sessions without management present to consider the reapproval of the Advisory Agreement for the Funds. As noted above, the Independent
Trustees were assisted throughout the process by an independent consultant, MPI. Each Independent Trustee relied on his or her own business judgment in determining the weight to be given to each factor considered in evaluating the materials that were presented to them. The Contracts Committee’s and Board’s review and conclusions were based on a comprehensive consideration of all information presented to them and were not the result of any single controlling factor. In addition, each Trustee may have weighed individual factors differently. The key factors considered and the conclusions reached are described below.

Additional Information
(unaudited)
Nature, Extent and Quality of Services
At each of the Board’s regular quarterly meetings, management presented information describing the services furnished to the Funds by the Adviser, transfer agent and administrator. During these meetings, management reported on the investment management, portfolio trading and compliance services provided to the Funds. During the annual contract renewal process, the Board considered the specific services provided under the Advisory Agreement. The Board considered information relating to the investment experience and qualifications of the portfolio managers of the Adviser overseeing investments for the Funds.
The Board received reports and presentations at each of its quarterly meetings from the Adviser’s senior investment team about each of the Funds.  These reports and presentations gave the Board or one of its Committees the opportunity to evaluate the abilities of the portfolio managers and other investment professionals and the quality of services they provide to the Funds. The Adviser reviewed with the Board the services provided by the Adviser.  The Independent Trustees also met, including in executive session, with and received periodic reports from the Trust’s Chief Compliance Officer, the Trust’s independent accounting firm, and representatives from the internal audit department of the Adviser (Business Risk Management).  The Board noted that the Chief Compliance Officer met regularly between quarterly meetings with the Chair of the Ethics and Compliance Committee and the Chairs of other Committees communicated with
Adviser representatives between quarterly meetings. The Board noted that investment management staff of the Adviser and the Trust’s
Chief Compliance Officer follow up on any additional questions or concerns that arise during quarterly meetings and then report the results of the follow up to the Board or one of its Committees.
The Board considered the adequacy of the Adviser’s resources used to provide services to the Trust pursuant to the Advisory Agreement.
The Adviser reviewed with the Board the Adviser’s process for overseeing the portfolio management teams of each Fund. In addition, the Adviser reviewed with the Board the Adviser’s continued investments in technology and personnel. The Adviser discussed with the Board steps taken to continue to strengthen its compliance program. The Adviser discussed with the Board the operations of the
Adviser and other service providers to the Funds with the hybrid working environment and responses to changes in market conditions.
The Board viewed these actions as a positive factor in reapproving the existing Advisory Agreement, as they demonstrated the Adviser’s commitment to provide the Funds with quality service and competitive investment performance.
The Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Funds by the Adviser supported renewal of the Advisory Agreement.
Performance of the Funds
In connection with each of its regular quarterly meetings, the Board received information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Morningstar peer universe, Morningstar ratings, comparisons to benchmark index returns, and risk metrics. At each quarterly Board meeting, members of the Adviser’s senior investment team reviewed with the Board information on the economic and market environment and risk management.
The Board considered investment performance for each Fund, to the extent applicable, over the one-, three-, five-, and ten-year periods. When evaluating investment performance, the Board considered longer-term performance and the trend of performance, and focused particularly upon the three-year performance record. Although the Board conducted its review on a Fund-by-Fund basis, it noted that 47% of the Class A Funds and 42% of Class S Funds ranked better than median in their respective category for the three-year period ended June 30, 2023. The Board also considered risk metrics, including standard deviations of return.
The Board concluded that the performance of each individual Fund was either satisfactory or that the Adviser had taken appropriate actions in an effort to improve performance.
Advisory Fees and Fund Expenses
The Board reviewed information prepared by MPI comparing each Fund’s advisory fee with the advisory fee of a peer group selected by
MPI based on similar investment objective and size. The Board noted that the majority of the Funds’ advisory fees were near or below the medians of their peer groups. Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the
Funds’ advisory fees for both Class A and Class S shares was 36% (on a scale of 1-99%, with 1% being the lowest fee).
The Board reviewed information prepared by MPI comparing each Fund’s overall expense ratio with the expense ratio of its peer group.
The Board considered the fee waivers and expense limitations which are reviewed by the Board and the Adviser on an annual basis.
Although the Board conducted its review on a Fund-by-Fund basis, it noted that the average ranking of the Funds’ expense ratios for their

Additional Information
(unaudited)
Class A shares was 35% and the average ranking of the Funds’ expense ratios for their Class S shares was 27% (on a scale of 1-99%, with
1% being the lowest expenses). The Board reviewed information comparing each Fund’s advisory fee and overall expense ratio with the fee and expense information for the relevant Morningstar peer universe. With respect to the asset allocation Funds, the Board reviewed information prepared by the Adviser and MPI regarding changes in the Morningstar peer universes, the methodology used by MPI to select the MPI peer groups for net expense ratio comparison purposes, changes to methodology and the reasons for the changes, and differences between the Thrivent Funds and many of the funds in the peer groups. The Board considered this information in its evaluation of the rankings of the asset allocation Funds, which were above the peer group medians.
On the basis of its review, the Board concluded that the advisory fees charged under the Advisory Agreement were reasonable.
Cost of Services and Profitability
The Board considered the Adviser’s estimates of its profitability, which included allocations by the Adviser of its costs in providing advisory services to the Funds. The internal audit department of the Adviser (Business Risk Management) conducted a review of such allocations, and a department representative reported to the Board the department’s views regarding the reasonableness and consistency of these allocations. The Board also received a report from an independent accountant confirming certain calculations. The Board considered the profitability of the Adviser both overall and on a Fund-by-Fund basis. Based on its review of the data prepared by MPI and expense and profit information provided by the Adviser, the Board concluded that the profits earned by the Adviser from the Advisory Agreement were not excessive in light of the nature, extent and quality of services provided to the Funds.
Economies of Scale and Breakpoints
The Board considered information regarding the extent to which economies of scale may be realized as a Fund’s assets increase and whether the fee levels reflect these economies of scale for the benefit of shareholders. The Adviser explained its general goal with respect to the employment of fee waivers, expense reimbursements and breakpoints. The Board considered information provided by the Adviser related to advisory fees, breakpoints in the advisory fee rates and fee waivers provided by the Adviser. The Board also considered management’s view that it is difficult to generalize as to whether, or to what extent, economies in the advisory function may be realized as a Fund’s assets increase. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, fee waivers and expense limitations by the Adviser, and/or a lower overall fee.
Other Benefits to the Adviser and its Affiliates
The Board considered information regarding potential “fall-out” or ancillary benefits that the Adviser and its affiliates may receive as a result of their relationship with the Trust, both tangible and intangible, such as their ability to leverage investment professionals who manage other portfolios, an enhanced reputation as an investment adviser which may help in attracting other clients and investment personnel, the engagement of affiliates as service providers to the Funds, research received by the Adviser generated from soft dollar commissions for portfolio trading, and fees collected by affiliates for services provided to Fund shareholders. The Board noted that such benefits were difficult to quantify but were consistent with benefits received by other fund advisers.
Based on the factors discussed above, the Contracts Committee unanimously recommended approval of the Advisory Agreement, and the Board, including all of the Independent Trustees voting separately, approved the Advisory Agreement.

23459SAR R6-24
4321 North Ballard Rd.
Appleton, WI 54919-0001
The distributor for Thrivent Mutual Funds is Thrivent Distributors, LLC, a registered broker-dealer, member FINRA and a subsidiary of
Thrivent, the marketing name for Thrivent Financial for Lutherans.
A better way to deliver documents
Thrivent Mutual Funds annual and semiannual shareholder reports are made available on thriventmutualfunds.
com/prospectus, and we will notify you by mail each time a report is posted. You may also manage your delivery preferences and sign up for email notifications of reports by logging into your account.
If you purchased shares through Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent
Mutual Funds in the future, you may either write to us at 4321 North Ballard Road, Appleton, WI, 54919-0001, call us at
800-847-4836, or log into your account. We will begin to send paper copies of shareholder reports within 30 days of when we receive your request.
If you purchased shares from a firm other than Thrivent:
If you are currently enrolled in paperless delivery and want to receive paper copies of a shareholder report for Thrivent
Mutual Funds in the future, contact your financial professional .